UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933File No. 333-135650
Pre-Effective Amendment No.□
Post-Effective Amendment No. 11☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940File No. 811-05701
Amendment No. 50☑
(Check appropriate box or boxes.)
Nationwide Variable Account-4

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner III, Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2013

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□	immediately upon filing pursuant to paragraph (b)
☑	on May 1, 2013 pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
□	on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

America's marketFLEX® II Annuity
Individual Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-4
The date of this prospectus is May 1, 2013.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser's investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2013), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 50. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less.
Additionally, with respect to the Extra Value Options, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts available under this contract invest in underlying mutual funds of the portfolio companies listed below.
•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	American Funds Insurance Series®
•	BlackRock Variable Series Funds, Inc.
•	Credit Suisse Trust
•	Direxion Insurance Trust
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Guggenheim SBL Fund
•	Guggenheim Variable Fund
•	Ivy Funds Variable Insurance Portfolios

•	Lazard Retirement Series, Inc.
•	Legg Mason Partners Variable Income Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Northern Lights Variable Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	Pioneer Variable Contracts Trust
•	ProFunds
•	Rydex Variable Trust
•	The Universal Institutional Funds, Inc.
•	Van Eck VIP Trust
For a complete list of the available Sub-Accounts, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.
2

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the collateral Fixed Account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
3

Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to ERISA.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that their current Net Asset Value might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-4, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
4

5

Table of Contents (continued)
6

Table of Contents (continued)
7

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract. Please refer to the applicable section later in this prospectus for a detailed description of each charge.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered) Contracts that elect the standard CDSC schedule will be referred to as "B Schedule" contracts.	7%
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee	$25 [1]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [2]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [3]
Variable Account Annual Expenses (annualized rate of total Variable Account charges as a percentage of the Daily Net Assets)
Mortality and Expense Risk Charge	1.05%
Administrative Charge	0.20%
CDSC Options (an applicant may purchase one)
Four Year CDSC Option ("L Schedule Option") Charge	0.35%
Total Variable Account Charges (including this option only)	1.60%
Range of L Schedule Option CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	7%	6%	5%	0%

No CDSC Option ("C Schedule Option") Charge	0.40%
Total Variable Account Charges (including this option only)	1.65%
Death Benefit Options (an applicant may purchase one)
Highest Anniversary Enhanced Death Benefit Option Charge	0.30%
Total Variable Account Charges (including this option only)	1.55%
Return of Premium Enhanced Death Benefit Option Charge	0.20%
Total Variable Account Charges (including this option only)	1.45%
Extra Value Options4 (an applicant may purchase one)
3% Extra Value Option Charge	0.40%
Total Variable Account Charges (including this option only)	1.65%
4% Extra Value Option Charge	0.55%
Total Variable Account Charges (including this option only)	1.80%
iFLEX Option Charge (no longer available for election)	0.60% [5]
Total Variable Account Charges (including this option only)	1.85%

8

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses (Expenses shown are the annualized rates charged as a percentage of the Daily Net Assets of the Variable Account.)
Mortality and Expense Risk Charge (applicable to all contracts)	1.05%
Administrative Charge (applicable to all contracts)	0.20%
C Schedule Option Charge	0.40%
Highest Anniversary Enhanced Death Benefit Option Charge	0.30%
4% Extra Value Option Charge	0.55%
iFLEX Option Charge	0.60%
Maximum Possible Total Variable Account Charges	3.10%

[1]	Nationwide will assess a loan processing fee at the time each new loan is processed.
[2]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[3]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the maximum net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
[4]	Nationwide will discontinue deducting the charge associated with the 3% and 4% Extra Value Options 7 years from the date the contract was issued.
[5]	Currently, the Variable Account charge for the iFLEX Option is equal to an annualized rate of 0.40% of the Daily Net Assets of the Variable Account.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2012, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.54%	4.73%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the B Schedule CDSC; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (3.10%).
9

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (4.73%)	$1,522	$2,888	$4,154	$7,126	*	$2,388	$3,854	$7,126	$822	$2,388	$3,854	$7,126
Minimum Total Underlying Mutual Fund Operating Expenses (0.54%)	$1,082	$1,660	$2,257	$4,031	*	$1,160	$1,957	$4,031	$382	$1,160	$1,957	$4,031
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Deferred Variable Annuity Contracts.
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities (non-ERISA)
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
The minimum initial purchase payment is $10,000. The minimum subsequent purchase payment is $500. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on subsequent purchase payment requirements in a particular state.
Extra Value Option credits may not be used to meet minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one
10

or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.05% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
CDSC Options
L Schedule Option
An applicant can elect the L Schedule Option at the time of application. The L Schedule Option reduces the standard CDSC schedule (the B Schedule) to a four-year CDSC schedule. In exchange, Nationwide assesses a charge at an annualized rate of 0.35% of the Daily Net Assets.
C Schedule Option
An applicant can elect the C Schedule Option at the time of application. The C Schedule Option eliminates the standard CDSC schedule (the B Schedule) from the contract. In exchange, Nationwide assesses a charge at an annualized rate of 0.40% of the Daily Net Assets.
Death Benefit Options
The contract contains a standard death benefit (return of Contract Value) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The Highest Anniversary Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.30% of the Daily Net Assets.
11

•	The Return of Premium Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
Extra Value Options
The contract offers Extra Value Options, one of which may be elected at the time of application. Each option credits an additional amount to the contract when purchase payments are applied during the first Contract Year. All credits are subject to recapture in the event of early withdrawal. The available options are:
•	The 3% Extra Value Option applies a credit in the amount of 3% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first seven Contract Years and is equal to 0.40% of the Daily Net Assets.
•	The 4% Extra Value Option applies a credit in the amount of 4% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first seven Contract Years and is equal to 0.55% of the Daily Net Assets.
iFLEX Option
The iFLEX Option is a withdrawal benefit that gives the Contract Owner the choice of an Immediate Withdrawal Benefit or a Guaranteed Lifetime Withdrawal Benefit. In either case, the iFLEX Option allows a Contract Owner to take withdrawals from the contract of up to 5% of a benefit base annually, regardless of the Contract Value. Effective May 1, 2010, the iFLEX Option is no longer available for election. Investment restrictions apply. If the applicant elects the iFLEX Option, Nationwide will deduct an additional charge not to exceed an annualized rate of 0.60% of the Daily Net Assets. Currently, the charge for the iFLEX Option is an annualized rate of 0.40% of the Daily Net Assets.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the 3% Extra Value Option will be assessed for seven years from the date the contract was issued.
•	The charge for the 4% Extra Value Option will be assessed for seven years from the date the contract was issued.
•	The charge for the L Share Option will be assessed both before and after annuitization.
•	The charge for the C Share Option will be assessed both before and after annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent they exceed investment in the contract. Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
12

Death Benefit
An applicant may elect either the standard death benefit (Return of Contract Value) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract.
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Extra Value Option credits, Purchase Payment Credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Extra Value Option credits, Purchase Payment Credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-4 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on October 7, 1987 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets. The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
13

The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
14

No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center.
Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
15

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 7.25% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some
16

cases may involve a flat fee. These payments may be used by Nationwide for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year ended December 31, 2012, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Another factor Nationwide considers during the identification process is whether the underlying mutual fund's adviser or subadviser is a Nationwide affiliate or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and charges have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
17

Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.05% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature.
Waiver of Contingent Deferred Sales Charge
If the Contract Owner elected the No CDSC Option, no CDSC will be assessed on amounts withdrawn from the contract.
For those contracts where the No CDSC Option is not elected, the maximum amount that can be withdrawn annually without a CDSC is the greater of:
18

(1)	10% of all purchase payments ; or
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit;
(3)	from any values which have been held under a contract for at least seven years (4 years if the L Schedule Option is elected); or
(4)	if an optional death benefit is elected and the conditions described in the Long-Term Care/Nursing Home and Terminal Illness Waiver section are met.
No CDSC applies to transfers between or among the various investment options in the contract.
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of the amount that would otherwise be available for withdrawal without a CDSC, and the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
Partial surrenders taken from this contract to pay advisory or management fees will not be subject to the CDSC provisions of the contract subject to an annual 2% maximum limit. The 2% maximum withdrawal amount will be determined based upon the Contract Value as of the most recent calendar year end, or initial purchase payment for contracts issued in the same year as the withdrawal request(s). Each withdrawal requested for the purpose of paying advisory or management fees will apply toward the annual withdrawal maximum of 2%. Any withdrawal or that portion of a withdrawal made for this purpose that exceeds the limit for that calendar year will be subject to the CDSC provisions of the contract. Any withdrawals may be subject to income tax and/or tax penalties.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
19

Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Contract Owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.
To determine whether a particular underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee, see Appendix A: Underlying Mutual Funds.
If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.
When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.
Some transactions are not subject to the short-term trading fees, including:
•	scheduled and systematic transfers;
•	withdrawals;
•	contract loans;
•	withdrawals of Annuity Units to make annuity payments;
•	withdrawals of Accumulation Units to pay a death benefit; or
•	transfers made upon annuitization of the contract.
New share classes of currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state. Unless otherwise indicated:
(1)	optional benefits must be elected at the time of application;
(2)	optional benefits, once elected, may not be terminated;
20

(3)	the charges associated with the optional benefits are calculated and deducted daily as part of the Accumulation Unit value calculation; and
(4)	the charges associated with the optional benefits will be assessed until annuitization.
CDSC Options
L Schedule Option
An applicant can elect the L Schedule Option, which reduces the standard CDSC schedule (the B Schedule) to a four-year CDSC schedule. In exchange, Nationwide assesses a charge at an annualized rate of 0.35% of the Daily Net Assets. The charge for this option is assessed before and after annuitization (for the life of the contract). Nationwide may realize a profit from the charge assessed for this option.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4+
CDSC Percentage	7%	7%	6%	5%	0%
C Schedule Option
An applicant can elect the C Schedule Option, which eliminates the standard CDSC schedule (the B Schedule) from the contract. In exchange, Nationwide assesses a charge at an annualized rate of 0.40% of the Daily Net Assets. The charge for this option is assessed before and after annuitization (for the life of the contract). Nationwide may realize a profit from the charge assessed for this option. Election of the C Schedule Option makes the contract ineligible to receive Purchase Payment Credits that would otherwise be available under the contract.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
Highest Anniversary Enhanced  Death Benefit Option
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the Highest Anniversary Enhanced Death Benefit Option. The Highest Anniversary Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies before the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 80th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The Highest Anniversary Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Return of Premium Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Return of Premium Enhanced Death Benefit Option. The Return of Premium Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
21

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The Return of Premium Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Extra Value Options
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial advisor regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
3% Extra Value Option
Applicants can elect the 3% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. This credit, which is funded from Nationwide's General Account, will be allocated among the Sub-Accounts in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.40% of the Daily Net Assets for the first seven Contract Years.
4% Extra Value Option
Applicants can elect the 4% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 4% of each purchase payment made to the contract for the first 12 months the contract is in force. This credit, which is funded from Nationwide's General Account, will be allocated among the Sub-Accounts in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.55% of the Daily Net Assets for the first seven Contract Years.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of 7 Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC or would be subject to a CDSC under the B Schedule CDSC schedule.
Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
22

Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
•	If the withdrawal is taken in order to pay registered representative fees, as permitted under the contract;
•	If the withdrawal is not subject to a CDSC (or would not be subject to a CDSC under the B Schedule CDSC schedule);
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	If the withdrawal occurs after 7 Contract Years.
Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
If the Contract Owner takes a full withdrawal of the contract before the end of 7 Contract Years, Nationwide will recapture the entire amount credited to the contract under the option.
Recapture Resulting from a Partial Withdrawal
If the Contract Owner takes a partial withdrawal before the end of 7 Contract Years that is subject to CDSC or would be subject to a CDSC under the B Schedule CDSC schedule, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
iFLEX Option
The iFLEX Option is a withdrawal benefit that gives the Contract Owner the choice of an Immediate Withdrawal Benefit or a Guaranteed Lifetime Withdrawal Benefit. In either case, the iFLEX Option allows a Contract Owner to take withdrawals from the contract of up to 5% of a benefit base annually, regardless of the Contract Value. Effective May 1, 2010, the iFLEX Option is no longer available for election.
The person upon whose life the benefit depends (the "determining life") must be between 35 and 85 years old at the time of application. For most contracts, the determining life is that of the primary Contract Owner designated on the application. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the primary Annuitant, and all references in this option to "Contract Owner" shall mean primary Annuitant. The determining life may not be changed.
In exchange for the withdrawal benefits associated with the iFLEX Option, Nationwide will assess an additional charge not to exceed an annualized rate of 0.60% of the Daily Net Assets. Currently, the charge associated with this option is an annualized rate of 0.40% of the Daily Net Assets. Once the option is elected, the charge will not change, except, possibly, upon the Contract Owner's election to invoke a Reset Opportunity, as discussed herein.
Election of the iFLEX Option requires that the Contract Owner allocate the entire Contract Value to a limited set of Sub-Accounts available under the contract. The Contract Owner may reallocate the Contract Value among the available Sub-Accounts in accordance with the Transfers Prior to Annuitization provision.
Currently, subsequent purchase payments are permitted under the iFLEX Option. However, Nationwide reserves the right to limit subsequent payments in the future.
The iFLEX Option (including all the charges, benefits, and conditions) terminates upon termination of the contract, annuitization of the contract, or upon the death of the primary Contract Owner (the determining life). The benefits associated with the iFLEX Option will not continue with a joint owner.
Electing the Form of the Benefit
The Contract Owner determines the form of the benefit by deciding when to take the first withdrawal.
23

•	If the Contract Owner takes the first withdrawal before the later of the fifth Contract Anniversary or the date the determining life reaches age 59½, the Contract Owner will invoke the Immediate Withdrawal Benefit.
•	If the Contract Owner takes the first withdrawal on or after the later of the fifth Contract Anniversary or the date the determining life reaches age 59½, the Contract Owner will invoke the Guaranteed Lifetime Withdrawal Benefit.
•	Once the first withdrawal is taken, the form of the benefit may not be changed or revoked.
Immediate Withdrawal Benefit
The Immediate Withdrawal Benefit permits the Contract Owner to take annual withdrawals of up to 5% of the immediate withdrawal benefit base until the benefit base is exhausted.
At the time of the first withdrawal, the immediate withdrawal benefit base is calculated and set equal to the greater of (1) or (2) where:
(1)	is the Contract Value at the time of application, plus any purchase payments applied to the contract before the first withdrawal; and
(2)	is the Contract Value on the fifth Contract Anniversary (if applicable).
The immediate withdrawal benefit base will only change if the Contract Owner elects to invoke a Reset Opportunity (as discussed herein) or if the Contract Owner takes a withdrawal in excess of the permitted 5%.
Once the Immediate Withdrawal Benefit is invoked, on each Contract Anniversary, the Contract Owner is entitled to withdraw an amount equal to 5% of the immediate withdrawal benefit base without reducing the immediate withdrawal benefit base until the "remaining immediate withdrawal amount" is depleted. The initial remaining immediate withdrawal amount is equal to the immediate withdrawal benefit base on the date of the first withdrawal. It is reduced with each withdrawal and is used to track the amount remaining for withdrawal under the Immediate Withdrawal Benefit. Although these withdrawals do not reduce the immediate withdrawal benefit base, they do reduce the Contract Value (and therefore the amount available for annuitization) and the death benefit.
In order to receive a withdrawal in connection with the Immediate Withdrawal Benefit, the Contract Owner must submit a withdrawal request to the Service Center. Upon receipt of the request, Nationwide will redeem Accumulation Units from the Sub-Accounts in proportion to the value in each investment option at the time of the withdrawal request. Withdrawal requests may be submitted systematically or directly by the Contract Owner.
Withdrawals are subject to the CDSC provisions of the contract. Application of a CDSC could cause the gross withdrawal (the withdrawal amount plus the CDSC) to exceed the 5% benefit amount, resulting in a decrease to the immediate withdrawal benefit base. To avoid this, Contract Owners can request to receive the withdrawal net of the CDSC. The gross amount of the withdrawal (including the CDSC) is the amount used to determine whether the withdrawal exceeds the 5% benefit amount.
Each withdrawal taken under the Immediate Withdrawal Benefit that is not an excess withdrawal (as discussed herein) reduces the remaining immediate withdrawal amount on a dollar for dollar basis. Any portion of the Immediate Withdrawal Benefit that is not withdrawn in a given Contract Year is forfeited and may not be claimed in subsequent years.
The Contract Owner may take withdrawals in excess of 5% of the immediate withdrawal benefit base if the Contract Value is greater than $0. Any such "excess withdrawal " will reduce the immediate withdrawal benefit base and, consequently, the amount that may be withdrawn each year thereafter (see Impact of Excess Withdrawals).
Once the remaining immediate withdrawal amount reaches $0, the Immediate Withdrawal Benefit is exhausted and the Contract Owner is no longer entitled to take withdrawals under the iFLEX Option.
Note: Even if the remaining immediate withdrawal amount equals $0, there may still be Contract Value in the contract. If so, the Contract Owner may take withdrawals outside of the iFLEX Option (according to the terms of the contract) and/or use the Reset Opportunity (discussed herein) to reestablish an immediate withdrawal benefit base and a remaining immediate withdrawal amount.
In contrast, if the Contract Value reaches $0 before the remaining immediate withdrawal amount is depleted, Nationwide will automatically pay the Contract Owner 5% of the immediate withdrawal benefit base each Contract Year until the remaining immediate withdrawal amount is $0. No additional purchase payments will be accepted and no withdrawals in excess of 5% of the immediate withdrawal benefit base will be permitted. Once the remaining immediate withdrawal amount reaches $0 (and the Contract Value is $0), the contract will automatically terminate.
24

Guaranteed Lifetime Withdrawal Benefit
The Guaranteed Lifetime Withdrawal Benefit permits the Contract Owner to take annual withdrawals of up to 5% of the guaranteed lifetime withdrawal benefit base for the duration of the Contract Owner's lifetime, regardless of Contract Value. This lifetime income stream is distinct from the annuitization phase of the contract.
At the time of the first withdrawal, the guaranteed lifetime withdrawal benefit base is calculated and set equal to the greater of (1) or (2) where:
(1)	is the Contract Value at the time of application, plus any purchase payments applied to the contract before the first withdrawal, and
(2)	is the Contract Value on the fifth Contract Anniversary (if applicable).
The guaranteed lifetime withdrawal benefit base will only change if the Contract Owner elects to invoke a Reset Opportunity (as discussed herein) or if the Contract Owner takes a withdrawal in excess of the permitted 5%.
Once the Guaranteed Lifetime Withdrawal Benefit is invoked, on each Contract Anniversary, the Contract Owner is entitled to withdraw an amount equal to 5% of the guaranteed lifetime withdrawal benefit base without reducing the guaranteed lifetime withdrawal benefit base until the earlier of the determining life's death or annuitization, even after the Contract Value falls to $0. Although these withdrawals do not reduce the guaranteed lifetime withdrawal benefit base, they do reduce the Contract Value (and therefore the amount available for annuitization) and the death benefit.
In order to receive a withdrawal in connection with the Guaranteed Lifetime Withdrawal Benefit, the Contract Owner must submit a withdrawal request to the Service Center. Upon receipt of the request, Nationwide will redeem Accumulation Units from the Sub-Accounts in proportion to the value in each investment option at the time of the withdrawal request. Withdrawal requests may be submitted systematically or directly by the Contract Owner.
Withdrawals are subject to the CDSC provisions of the contract. Application of a CDSC could cause the gross withdrawal (the withdrawal amount plus the CDSC) to exceed the 5% benefit amount, resulting in a decrease to the guaranteed lifetime withdrawal benefit base. To avoid this, Contract Owners can request to receive the withdrawal net of the CDSC. The gross amount of the withdrawal (including the CDSC) is the amount used to determine whether the withdrawal exceeds the 5% benefit amount.
Any portion of the Guaranteed Lifetime Withdrawal Benefit that is not withdrawn in a given Contract Year is forfeited and may not be claimed in subsequent years.
The Contract Owner may take withdrawals in excess of 5% of the guaranteed lifetime withdrawal benefit base if the Contract Value is greater than $0. Any such "excess withdrawal" will reduce the guaranteed lifetime withdrawal benefit base and, consequently, the amount that may be withdrawn each year thereafter (see Impact of Excess Withdrawals).
Once the Contract Value equals $0, the Contract Owner cannot take excess withdrawals, but can continue to take annual withdrawals of up to 5% of the guaranteed lifetime withdrawal benefit base for the duration of the Contract Owner's lifetime. No additional purchase payments will be permitted.
Impact of Excess Withdrawals
The Contract Owner may take withdrawals in excess of 5% of the applicable benefit base if the Contract Value is greater than $0. Any such "excess withdrawal " will reduce the applicable benefit base and, consequently, the benefit amount calculated for subsequent years. If the Contract Owner takes an excess withdrawal, the applicable benefit base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the 5% benefit amount; or
(2)	a proportion based on the ratio of the dollar amount of the withdrawal in excess of the 5% benefit amount to the Contract Value (after the withdrawal of the 5% benefit amount), multiplied by the applicable benefit base.
In situations where the Contract Value exceeds the applicable benefit base, excess withdrawals will typically result in a dollar amount reduction to the applicable benefit base. In situations where the Contract Value is less than the applicable benefit base, excess withdrawals will typically result in a proportional reduction to the lifetime applicable benefit base. Once the Contract Value falls to $0, the Contract Owner is no longer permitted to take excess withdrawals.
Purchase Payments After the First Withdrawal
Purchase payments made after the first withdrawal are permitted, provided that the Contract Value is greater than $0. Once the Contract Value reaches $0 after the first withdrawal has been taken under the iFLEX Option, no further purchase payments will be permitted.
25

These post-withdrawal purchase payments will not increase the applicable benefit base, but will be included in the Contract Value, and therefore will be taken into account in the event the Contract Owner elects to invoke a Reset Opportunity.
Reset Opportunities
Every five years, starting with the 10th Contract Anniversary, the Contract Owner will have the opportunity to instruct Nationwide to reset the applicable benefit base to equal the current Contract Value. In the case of the Immediate Withdrawal Benefit, both the immediate withdrawal benefit base and the remaining immediate withdrawal amount will be set equal to the current Contract Value. In the case of the Guaranteed Lifetime Withdrawal Benefit, the guaranteed lifetime withdrawal benefit base will be set equal to the current Contract Value.
Nationwide will provide the Contract Owner with the current Contract Value and the applicable benefit base(s), and will provide instructions on how to communicate an election to invoke the Reset Opportunity. If the Contract Owner elects to invoke a Reset Opportunity, it will be at the then current terms and conditions of the iFLEX Option. If Nationwide does not receive a Contract Owner's election to invoke the Reset Opportunity within 60 days after the applicable Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to invoke the Reset Opportunity.
Taxation of withdrawals under the iFLEX Option
Although the tax treatment is not clear, when the Contract Owner takes a withdrawal from the contract before the Annuitization Date, Nationwide will treat the following amount of the withdrawal as a taxable distribution: the excess of the greater of (a) the Contract Value immediately before the withdrawal; or (b) the guaranteed benefit amount immediately before the withdrawal; over the remaining investment in the contract. In certain circumstances, this treatment could result in the Contract Value being less than the investment in the contract after the withdrawal. A subsequent withdrawal under such circumstances could result in a loss that may be deductible. Consult a tax advisor.
Minimum Required Distributions
Withdrawals taken to satisfy minimum distribution requirements under the Internal Revenue Code could result in withdrawals that exceed the 5% benefit amount, resulting in a decrease to the applicable benefit base.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the 3% Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.65% for the first seven Contract Years. At the end of that period, the charge associated with the 3% Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.25%. Thus, the 3% Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.65% will have a lower unit value than Sub-Account X with charges of 1.25% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
26

On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 75 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide's consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the contingent annuitant becomes the Annuitant. The contingent annuitant must be age 75 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.
If a contingent annuitant is named, all provisions of the contract that are based on the Annuitant's death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant's spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
27

Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and contingent annuitant, if applicable) dies before the Annuitization Date and there is no Joint Owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	Joint Owner (must be Contract Owner's spouse)
•	Contingent Owner;
•	Annuitant (subject to Nationwide's underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be Annuitant's spouse)
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Operation of the Contract
Purchase Payment Credits
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels. PPCs are available to all contracts except for those where the C Schedule Option has been elected.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.
The formula used to determine the amount of the PPC is as follows:
(Cumulative Purchase Payments x PPC%) - PPCs Paid to Date = PPCs Payable
Cumulative Purchase Payments = the total of all purchase payments applied to the contract(s) eligible to receive a PPC, including the current deposit, minus any withdrawals.
PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:
If Cumulative Purchase Payments are	Then the PPC% is
$0 - $499,999	0.0%	(no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%
PPCs Paid to Date = the total PPCs that Nationwide has already applied to this contract.
PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.
28

For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract. Her contract is the only one eligible to receive PPCs. For this deposit, she does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.
On April 1, Ms. Z applies additional purchase payments of $350,000. Cumulative Purchase Payments now equal $550,000. Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.
On May 1, Ms. Z takes a withdrawal of $150,000. Cumulative Purchase Payments now equal $400,000.
On June 1, Ms. Z applies additional purchase payments of $500,000. Cumulative Purchase Payments now equal $900,000. Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750. At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.
On July 1, Ms. Z applies additional purchase payments of $300,000. Cumulative Purchase Payments now equal $1,200,000. Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500. At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
Recapture of Purchase Payment Credits
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. All PPCs are fully vested after the end of the contractual free look period and are not subject to recapture.
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
29

If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts (including any Extra Value Option credits and PPCs) allocated to the Sub-Accounts plus any amount held in the collateral Fixed Account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.25% to 3.10% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
30

Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time upon advance written notice.
Transfer requests will be processed on the current Valuation Day if received at the Service Center at least one hour before the close of the New York Stock Exchange ("NYSE") (generally 3:00 pm EST). Nationwide is currently extending the cut-off time for transfer requests submitted via the internet to 15 minutes before the close of the NYSE (generally 3:45 pm EST). All transfer requests received at the Service Center after the applicable cut-off time will be processed on the next Valuation Day.
Actively Traded Funds
The following list indicates those Sub-Accounts that invest in underlying mutual funds that support active trading strategies ("Actively Traded Funds").
•	Direxion Insurance Trust - Dynamic VP HY Bond Fund
•	Guggenheim Variable Fund - CLS AdvisorOne Amerigo
•	Guggenheim Variable Fund - CLS AdvisorOne Clermont
•	Guggenheim Variable Fund - CLS AdvisorOne Select Allocation
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II
•	ProFunds - ProFund VP Access High Yield Fund
•	ProFunds - ProFund VP Asia 30
•	ProFunds - ProFund VP Banks
•	ProFunds - ProFund VP Basic Materials
•	ProFunds - ProFund VP Bear
•	ProFunds - ProFund VP Biotechnology
•	ProFunds - ProFund VP Bull
•	ProFunds - ProFund VP Consumer Goods
•	ProFunds - ProFund VP Consumer Services
•	ProFunds - ProFund VP Emerging Markets
•	ProFunds - ProFund VP Europe 30
•	ProFunds - ProFund VP Financials
•	ProFunds - ProFund VP Health Care
•	ProFunds - ProFund VP Industrials
•	ProFunds - ProFund VP International
•	ProFunds - ProFund VP Internet
•	ProFunds - ProFund VP Japan
•	ProFunds - ProFund VP NASDAQ-100
•	ProFunds - ProFund VP Oil & Gas
•	ProFunds - ProFund VP Pharmaceuticals
•	ProFunds - ProFund VP Precious Metals
•	ProFunds - ProFund VP Real Estate
•	ProFunds - ProFund VP Rising Rates Opportunity
•	ProFunds - ProFund VP Semiconductor
•	ProFunds - ProFund VP Short Emerging Markets
•	ProFunds - ProFund VP Short International
•	ProFunds - ProFund VP Short NASDAQ-100
•	ProFunds - ProFund VP Technology
•	ProFunds - ProFund VP Telecommunications
•	ProFunds - ProFund VP U.S. Government Plus
•	ProFunds - ProFund VP UltraNASDAQ-100
•	ProFunds - ProFund VP UltraShort NASDAQ-100
31

•	ProFunds - ProFund VP Utilities
•	Rydex Variable Trust - Banking Fund
•	Rydex Variable Trust - Basic Materials Fund
•	Rydex Variable Trust - Biotechnology Fund
•	Rydex Variable Trust - Consumer Products Fund
•	Rydex Variable Trust - Dow 2x Strategy Fund
•	Rydex Variable Trust - Electronics Fund
•	Rydex Variable Trust - Energy Fund
•	Rydex Variable Trust - Energy Services Fund
•	Rydex Variable Trust - Europe 1.25x Strategy Fund
•	Rydex Variable Trust - Financial Services Fund
•	Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund
•	Rydex Variable Trust - Health Care Fund
•	Rydex Variable Trust - Internet Fund
•	Rydex Variable Trust - Inverse Dow 2x Strategy Fund
•	Rydex Variable Trust - Inverse Government Long Bond Strategy Fund
•	Rydex Variable Trust - Inverse Mid-Cap Strategy Fund
•	Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund
•	Rydex Variable Trust - Inverse Russell 2000® Strategy Fund
•	Rydex Variable Trust - Inverse S&P 500 Strategy Fund
•	Rydex Variable Trust - Japan 2x Strategy Fund
•	Rydex Variable Trust - Leisure Fund
•	Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund
•	Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund
•	Rydex Variable Trust - NASDAQ-100® Fund
•	Rydex Variable Trust - Nova Fund
•	Rydex Variable Trust - Precious Metals Fund
•	Rydex Variable Trust - Real Estate Fund
•	Rydex Variable Trust - Retailing Fund
•	Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund
•	Rydex Variable Trust - S&P 500 2x Strategy Fund
•	Rydex Variable Trust - S&P 500 Pure Growth Fund
•	Rydex Variable Trust - S&P 500 Pure Value Fund
•	Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
•	Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
•	Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
•	Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
•	Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund
•	Rydex Variable Trust - Technology Fund
•	Rydex Variable Trust - Telecommunications Fund
•	Rydex Variable Trust - Transportation Fund
•	Rydex Variable Trust - Utilities Fund
•	Rydex Variable Trust - Weakening Dollar 2x Strategy Fund
Limited Transfer Funds
The following list indicates those Sub-Accounts that invest in underlying mutual funds that prohibit active trading strategies ("Limited Transfer Funds").
•	AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
32

•	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III
•	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
•	Credit Suisse Trust - Commodity Return Strategy Portfolio
•	Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R
•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Mutual Global Discovery Securities Fund: Class 2
•	Guggenheim SBL Fund - Series F (Floating Rate Strategies Series)
•	Guggenheim Variable Fund - All-Asset Aggressive Strategy
•	Guggenheim Variable Fund - All-Asset Conservative Strategy
•	Guggenheim Variable Fund - All-Asset Moderate Strategy
•	Guggenheim Variable Fund - DWA Flexible Allocation
•	Guggenheim Variable Fund - DWA Sector Rotation
•	Guggenheim Variable Fund - Global Managed Futures Strategy
•	Guggenheim Variable Fund - Multi-Hedge Strategies
•	Guggenheim Variable Fund - U.S. Long Short Momentum
•	Ivy Funds Variable Insurance Portfolios - Asset Strategy
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II
•	MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class
•	Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
•	Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI
•	Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
33

•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2
•	Northern Lights Variable Trust - Mariner Hyman Beck Portfolio: Class 2 Shares
•	Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2
•	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
•	Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II
•	Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II
•	Rydex Variable Trust - Commodities Strategy Fund
•	The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II
•	The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II
•	The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II
•	Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
•	Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class
Frequent Trading and Transfer Restrictions
Some of the Sub-Accounts available in the contract invest in underlying mutual funds that are designed to support active trading strategies (frequent reallocations from one Sub- Account to another). These Sub-Accounts are referred to in this prospectus as "Actively Traded Funds." The remaining Sub-Accounts available in the contract invest in underlying mutual funds that prohibit such active trading. These Sub-Accounts are referred to as "Limited Transfer Funds." Lists of the Actively Traded Funds and Limited Transfer Funds appear at the beginning of this section.
Nationwide discourages (and will take action to deter) inappropriate frequent transfers between and among the Limited Transfer Funds because frequent movement between or among those Sub-Accounts may negatively impact other investors. Frequent transfers among the Limited Transfer Funds can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
34

To protect investors in this contract from the potentially negative impact of frequent transfers among the Limited Transfer Funds, Nationwide has implemented, or reserves the right to implement, several restrictions designed to deter frequent transfers among the Limited Transfer Funds, while still permitting Contract Owners to actively trade among the Actively Traded Funds. Nationwide makes no assurance that all risks associated with frequent trading will be completely eliminated by these processes and/or restrictions.
If Nationwide is unable to deter frequent trading in the Limited Transfer Funds, the performance of the Sub-Accounts may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess (against the Variable Account) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" involving Limited Transfer Funds in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 Sub-Accounts in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two Sub-Accounts will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders involving Limited Transfer Funds will be accepted.
Nationwide will apply the following guidelines to the Limited Transfer Funds except for the Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II, underlying mutual funds of Guggenheim Variable Fund, and underlying mutual funds of the Rydex Variable Trust:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision below.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
35

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Generally, allocations may be transferred among the Sub-Accounts once per Valuation Period without charges or penalties.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits and Purchase Payment Credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits and Purchase Payment Credits applied to the contract. The Contract Owner will retain any earnings attributable to the Extra Value Option credits and Purchase Payment Credits, but all losses attributable to the Extra Value Option credits and Purchase Payment Credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
36

Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests must be submitted in writing to the Service Center and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.
If an Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC or would be subject to a CDSC under the B Schedule, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the seventh Contract Year.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawal to Pay Registered Representative Fees
The contract may be available for use with investment accounts sold by registered representatives. Any fees and expenses charged by registered representatives or associated with such accounts are separate from and in addition to the fees and expenses of the contract described in this prospectus. Fees for those accounts would be specified in the respective account agreements with the registered representative.
Selection of an investment advisor is at the complete discretion of the Contract Owner. Nationwide is not affiliated with and does not endorse such advisors, and makes no representations as to their qualifications. Some Contract Owners may authorize such advisors to take partial withdrawal from the contract to pay advisory or management fees. Partial withdrawals taken from this contract to pay advisory or management fees will not be subject to the CDSC provisions of the contract, subject to an annual 2% maximum limit. The 2% maximum withdrawal amount will be determined based upon the Contract Value as of the most recent calendar year end, or initial purchase payment for contracts issued in the same year as the withdrawal request(s). Each withdrawal requested for the purpose of paying advisory or management fees will apply toward the annual withdrawal maximum of 2%. Any withdrawal or portion of a withdrawal made for this purpose that exceeds the limit for that calendar year will be subject to the CDSC provisions of the contract. Any withdrawals may be subject to income tax and/or tax penalties.
37

Nationwide offers other variable annuity contracts that do not impose a CDSC, thus allowing for CDSC-free partial withdrawals to pay registered representative fees. This may result in a conflict of interest for your advisor, especially if he or she takes a sales commission from the purchase of this annuity and takes a fee for providing you with investment advice in connection with this contract. Consult with your registered representative (or another registered representative) about this potential conflict, or if you have any questions about this contract, other available Nationwide annuity contracts, how your registered representative is compensated for selling this contract, or additional fees he/she may assess for providing investment advice in connection with this annuity contract.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	application of any Extra Value Option credits (and any recapture of such credits, if applicable)
•	Purchase Payment Credits, if applicable
•	any outstanding loan balance plus accrued interest
A CDSC may apply.
Withdrawals Under Certain Plan Types
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
38

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any CDSC.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Loan Privilege
The loan privilege is only available to Contract Owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of Contract Value (not more than $10,000)
$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Some states do not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from the collateral Fixed Account. As collateral for the loan, Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral Fixed Account until the requested amount is reached.
No CDSC will be deducted on transfers related to loan processing.
39

Loan Interest
The outstanding loan balance in the collateral Fixed Account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.
Specific loan terms are disclosed at the time of loan application or issuance.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner's principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.
Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the Contract Owner have agreed to amend the contract at a later date on a case by case basis.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.
After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide's consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
40

Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event.
Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs.
Nationwide® Guided Portfolio Strategies
The Nationwide Guided Portfolio Strategies (GPS) are static allocation strategies comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a GPS directly own Sub-Account units of the underlying mutual funds that comprise the particular portfolio elected. In other words, a GPS is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a GPS.
GPS portfolios are available under the contract at the time of application, and only one portfolio can be elected. However, Contract Owners may allocate part of their Contract Value to a GPS and the remainder to one or more Sub-Accounts. Total fund allocations among the GPS and/or Sub-Account(s) must equal 100%, and GPS allocations must be elected as a whole percentage.
A GPS is a static portfolio. The allocations or "split" between one or more Sub-Accounts is not monitored or adjusted to reflect changing market conditions. Nationwide will not automatically rebalance a Contract Owner's Variable Account value to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. However, Contract Owners can elect Asset Rebalancing for no additional charge (see Asset Rebalancing).
Nationwide is not providing investment advice by providing these portfolios. Contract Owners are responsible for determining which GPS and/or Sub-Account(s) are best for them. Consult a qualified investment advisor.
Contract Owners may transfer out of a GPS subject to the terms of this prospectus. Transfers may be subject to a Short-Term Trading Fee.
For additional information about the underlying mutual funds that comprise a GPS, see Appendix A: Underlying Mutual Funds.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts proportionally unless Nationwide is instructed otherwise.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
41

A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a Joint Owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving Joint Owner becomes the Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the Contract Owner. If there is no surviving Contingent Owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
Distributions will be made as described in Appendix C: Contract Types and Tax Information.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a Joint Owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving Joint Owner. If there is no surviving Joint Owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
42

Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary's proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Death Benefit Calculations
An applicant may elect either the standard death benefit (Return of Contract Value) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
The value of each component of the death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (Return of Contract Value)
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the Contract Value.
Highest Anniversary Enhanced  Death Benefit Option
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the Highest Anniversary Enhanced Death Benefit Option. The Highest Anniversary Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies before the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 80th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Annuitant dies before the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:1]
A x F + B x (1 - F) Where:
43

A	=	The greatest of:
		(1)	the Contract Value;
		(2)	the total of all purchase payments made to the contract, less an adjustment for amounts withdrawn; and
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 80th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
B	=	the Contract Value;
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Highest Anniversary Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Return of Premium Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Return of Premium Enhanced Death Benefit Option. The Return of Premium Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greater of:
(1) the Contract Value; or
(2) the total of all purchase payments, less an adjustment for amounts withdrawn.
B	=	the Contract Value; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Return of Premium Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
44

Spousal Protection Feature
Each of the optional death benefits includes a Spousal Protection Feature. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 75 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90.
The Contract Owner may change the Annuity Commencement Date before annuitization. This change must be submitted in writing to the Service Center and approved by Nationwide. The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
45

On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide's approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
46

The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.25% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
47

Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
48

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings also could affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's consolidated financial position or results of operations in a particular quarter or annual period.
The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, sales compensation, the allocation of compensation, unsuitable sales or replacement practices, and claims handling and escheatment practices. The Company is cooperating with and responding to regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC's operations.
In October 2012, NLIC and NLAIC entered into a Regulatory Settlement Agreement with the Florida Office of Insurance Regulation and 21 other state Departments of Insurance to resolve a multi-state market conduct exam regarding claim settlement practices. The Regulatory Settlement Agreement applies prospectively and requires NLIC and NLAIC to adopt and implement additional procedures relating to the use of to the Social Security Death Master File and identifying and locating beneficiaries once deaths are identified. In October 2012, NLIC and NLAIC also entered into a Global Resolution Agreement to resolve the related unclaimed property audit.
On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company,
49

Nationwide Retirement Solutions, Inc., Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. On October 22, 2010, the parties to this action executed a stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case. The settlement fund has been paid out. On December 6, 2011 the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for the Coker (Gwin) class action, and dismissed NLIC. The Company has resolved the indemnification claims of ASEA. On February 13, 2013, the Court issued its Order determining the amount of fees due to PEBCO on its indemnification claim. On March 28, 2013, the Company filed a notice of appeal to the Alabama Supreme Court. NRS continues to defend this case vigorously.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009." On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009, order granting class certification and remanded the class back to the District Court for further consideration. The plaintiffs have renewed their motion for class certification. On December 18, 2012, the District Court heard oral argument on the motion for class certification. NLIC continues to defend this lawsuit vigorously.
On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company. The lower court granted Nationwide's motion to dismiss. Plaintiffs appealed. The Court of Appeals affirmed the dismissal on October 24, 2012. Plaintiffs filed a petition for rehearing en banc on November 5, 2012. The Court of Appeals denied the petition on December 14, 2012. Plaintiff filed a notice of appeal to the Ohio Supreme Court on January 24, 2013. Nationwide has 30 days to file an opposition memorandum. Nationwide filed its memorandum in opposition to plaintiffs' petition for jurisdiction to the Ohio Supreme Court on February 27, 2013.
Lehman Brothers Holdings, Inc. (Debtors) and Giddens, James v NLIC and NMIC, et al. In 2012 the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of nearly $3 billion in assets from all the named defendants including NLIC and NMIC. This litigation arises from two collateralized debt obligation transactions, 801 Grand and Alta, which resulted in payments to NLIC and NMIC. In 2008, the Plaintiff and its parent company, Lehman Brothers Holding, Inc. filed for bankruptcy which triggered an early termination of the above transactions. The Plaintiff seeks to have sums returned to the bankruptcy estate in addition to prejudgment interest and costs. The case is currently stayed and on February 13, 2013, the Court extended the stay. Responsive pleadings are now due September 5, 2013. Lehman recently sent correspondence out to all defendants inviting settlement discussions which is under review.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
50

Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-05701
Securities Act of 1933 Registration File No. 333-135650
51

Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee (see Short-Term Trading Fees).
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
ATF:	This Sub-Account is an Actively Traded Fund (see Transfer Requests).
LTF:	This Sub-Account is a Limited Transfer Fund (see Transfer Requests).
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	The fund seeks to maximize total return consistent with the Adviser's determination of reasonable risk.
Designation: LTF
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.
Designation: LTF
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
Designation: STTF, LTF
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
Designation: STTF, LTF
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Long-term growth of capital.
Designation: LTF
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC; BlackRock International Limited
Investment Objective:	Seeks high total investment return.
Designation: LTF
Credit Suisse Trust - Commodity Return Strategy Portfolio
Investment Advisor:	Credit Suisse Asset Management, LLC
Investment Objective:	Total Return.
Designation: LTF
Direxion Insurance Trust - Dynamic VP HY Bond Fund
Investment Advisor:	Rafferty Asset Management, LLC
Investment Objective:	The Fund seeks to maximize total return (income plus capital appreciation).
Designation: ATF
52

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Money Management, Inc., Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High total return.
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Designation: STTF, LTF
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Designation: STTF, LTF
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Designation: STTF, LTF
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.
Designation: LTF
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF, LTF
Franklin Templeton Variable Insurance Products Trust - Mutual Global Discovery Securities Fund: Class 2
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Capital appreciation.
Designation: LTF
Guggenheim SBL Fund - Series F (Floating Rate Strategies Series)
Investment Advisor:	Security Investors, LLC
Investment Objective:	To provide a high level of current income while maximizing total return.
Designation: LTF
Guggenheim Variable Fund - All-Asset Aggressive Strategy
Investment Advisor:	Security Investors, LLC
Investment Objective:	Seeks growth of capital.
Designation: FF, LTF
Guggenheim Variable Fund - All-Asset Conservative Strategy
Investment Advisor:	Security Investors, LLC
Investment Objective:	Primarily seeks preservation of capital and, secondarily seeks long-term growth of capital.
Designation: FF, LTF
53

Guggenheim Variable Fund - All-Asset Moderate Strategy
Investment Advisor:	Security Investors, LLC
Investment Objective:	Primarily seeks growth of capital and, secondarily seeks preservation of capital.
Designation: FF, LTF
Guggenheim Variable Fund - CLS AdvisorOne Amerigo
Investment Advisor:	Security Investors, LLC
Sub-advisor:	CLS Investment Firm, LLC
Investment Objective:	Long-term capital growth without regard to current income.
Designation: FF, ATF
Guggenheim Variable Fund - CLS AdvisorOne Clermont
Investment Advisor:	Security Investors, LLC
Sub-advisor:	CLS Investment Firm, LLC
Investment Objective:	A combination of current income and growth of capital.
Designation: FF, ATF
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation
Investment Advisor:	Security Investors, LLC
Sub-advisor:	CLS Investment Firm, LLC
Investment Objective:	Growth of capital and total return.
Designation: FF, ATF
Guggenheim Variable Fund - DWA Flexible Allocation
Investment Advisor:	Security Investors, LLC
Investment Objective:	Seeks to provide capital appreciation with capital preservation as a secondary objective.
Designation: LTF
Guggenheim Variable Fund - DWA Sector Rotation
Investment Advisor:	Security Investors, LLC
Investment Objective:	Seeks to provide long-term capital appreciation.
Designation: LTF
Guggenheim Variable Fund - Global Managed Futures Strategy (formerly, Guggenheim Variable Fund - Managed Futures Strategy)
Investment Advisor:	Security Investors, LLC
Investment Objective:	The Managed Futures Strategy Fund seeks to provide investment results that match the performance of a benchmark for measuring trends in the commodity and financial futures markets.
Designation: LTF
Guggenheim Variable Fund - Multi-Hedge Strategies
Investment Advisor:	Security Investors, LLC
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Designation: LTF
Guggenheim Variable Fund - U.S. Long Short Momentum
Investment Advisor:	Security Investors, LLC
Investment Objective:	Long-term capital appreciation.
Designation: LTF
Ivy Funds Variable Insurance Portfolios - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks high total return over the long term.
Designation: LTF
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
Designation: LTF
54

Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	Western Asset Management Company and Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.
Investment Objective:	Seeks to maximize total return, consistent with the preservation of capital.
Designation: LTF
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund seeks total return.
Designation: LTF
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with the preservation of capital over the long term.
Designation: LTF
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Designation: STTF, LTF
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	LWI Financial Inc.
Investment Objective:	Seeks primarily to provide growth of capital, and secondarily current income.
Designation: FF, LTF
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	LWI Financial Inc.
Investment Objective:	Seeks a high level of total return consistent with a moderate level of risk.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT CardinalSM Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT CardinalSM Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT CardinalSM Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT CardinalSM Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF, LTF
55

Nationwide Variable Insurance Trust - NVIT CardinalSM Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT CardinalSM Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT CardinalSM Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: STTF, LTF
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.
Designation: STTF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: STTF, FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: STTF, FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: STTF, FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: STTF, FF, LTF
56

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: STTF, FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: STTF, FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: STTF, FF, LTF
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Designation: ATF
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF, LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF, LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Winslow Capital Management, Inc.; Neuberger Berman Management Inc. and Wells Capital Management, Inc.;
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF
57

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Columbia Management Investment Advisers, LLC; Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Designation: STTF, LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Designation: STTF, LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.
Designation: STTF, LTF
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management Inc and Diamond Hill Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Designation: STTF, LTF
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Brookfield Investment Management Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Designation: LTF
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2
Investment Advisor:	BTS Asset Management, Inc.
Investment Objective:	Seeks to provide total return.
Designation: LTF
Northern Lights Variable Trust - Mariner Hyman Beck Portfolio: Class 2 Shares
Investment Advisor:	RJO Investment Management, LLC
Investment Objective:	The Portfolio seeks income and capital appreciation.
Designation: LTF
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2
Investment Advisor:	W. E. Donoghue & Co., Inc.
Investment Objective:	The Fund's primary investment objective is total return from income and capital appreciation with capital preservation as a secondary objective.
Designation: LTF
58

Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (formerly, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares)
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.
Designation: LTF
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Sub-advisor:	Research Affiliates
Investment Objective:	The fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF, LTF
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The fund seeks maximum real return.
Designation: LTF
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to emerging market countries which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.
Designation: LTF
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.
Designation: LTF
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the U.S.), which may be represented by forwards or derivatives such as options, futures contracts or sweep agreements.
Designation: LTF
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds"), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade but rated at least Caa by Moody's, or equivalently rated by S&P of Fitch, or, if unrated, determined by PIMCO to be of at comparable quality.
Designation: LTF
59

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Designation: LTF
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Pioneer Investment Management, Inc.
Investment Objective:	Long-term growth of capital.
Designation: LTF
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Pioneer Investment Management, Inc.
Investment Objective:	Maximize total return through a combination of income and capital appreciation. Normally, the portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks.
Designation: LTF
ProFunds - ProFund VP Access High Yield Fund
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Access VP High Yield Fund (the "Fund") seeks to provide investment results that correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity.
Designation: ATF
ProFunds - ProFund VP Asia 30
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Asia 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index.
Designation: ATF
ProFunds - ProFund VP Banks
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Banks Index.
Designation: ATF
ProFunds - ProFund VP Basic Materials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Basic Materials Index.
Designation: ATF
ProFunds - ProFund VP Bear
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Bear seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P 500 Index.
Designation: ATF
ProFunds - ProFund VP Biotechnology
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Biotechnology Index.
Designation: ATF
60

ProFunds - ProFund VP Bull
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Bull seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Index.
Designation: ATF
ProFunds - ProFund VP Consumer Goods
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Goods Index.
Designation: ATF
ProFunds - ProFund VP Consumer Services
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Services Index.
Designation: ATF
ProFunds - ProFund VP Emerging Markets
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the daily performance of The Bank of New York Mellon Emerging Markets 50 ADR Index.
Designation: ATF
ProFunds - ProFund VP Europe 30
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Europe 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Pro-Funds Europe 30 Index.
Designation: ATF
ProFunds - ProFund VP Financials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Financials Index.
Designation: ATF
ProFunds - ProFund VP Health Care
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Health Care Index
Designation: ATF
ProFunds - ProFund VP Industrials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Industrials Index.
Designation: ATF
ProFunds - ProFund VP International
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP International seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index.
Designation: ATF
ProFunds - ProFund VP Internet
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Internet Composite Index.
Designation: ATF
61

ProFunds - ProFund VP Japan
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Japan seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average.
Designation: ATF
ProFunds - ProFund VP NASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index.
Designation: ATF
ProFunds - ProFund VP Oil & Gas
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Oil & Gas seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil & Gas Index.
Designation: ATF
ProFunds - ProFund VP Pharmaceuticals
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Pharmaceuticals Index.
Designation: ATF
ProFunds - ProFund VP Precious Metals
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Precious Metals Index.
Designation: ATF
ProFunds - ProFund VP Real Estate
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Real Estate Index.
Designation: ATF
ProFunds - ProFund VP Rising Rates Opportunity
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond").
Designation: ATF
ProFunds - ProFund VP Semiconductor
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Semiconductors Index.
Designation: ATF
ProFunds - ProFund VP Short Emerging Markets
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Short Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of The Bank of New York Mellon Emerging Markets 50 ADR Index.
Designation: ATF
ProFunds - ProFund VP Short International
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Short International seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index.
Designation: ATF
62

ProFunds - ProFund VP Short NASDAQ-100
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Short NASDAQ-100 (formerly ProFund VP Short OTC) seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100 Index.
Designation: ATF
ProFunds - ProFund VP Technology
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Technology Index.
Designation: ATF
ProFunds - ProFund VP Telecommunications
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S Telecommunications Index.
Designation: ATF
ProFunds - ProFund VP U.S. Government Plus
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond").
Designation: ATF
ProFunds - ProFund VP UltraNASDAQ-100
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP UltraNASDAQ-100 (formerly ProFund VP Ultra OTC) seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the NASDAQ-100 Index.
Designation: ATF
ProFunds - ProFund VP UltraShort NASDAQ-100
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.
Designation: ATF
ProFunds - ProFund VP Utilities
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Utilities Index.
Designation: ATF
Rydex Variable Trust - Banking Fund
Investment Advisor:	Security Investors, LLC
Investment Objective:	Capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.
Designation: ATF
Rydex Variable Trust - Basic Materials Fund
Investment Advisor:	Security Investors, LLC
Investment Objective:	Capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Designation: ATF
63

Rydex Variable Trust - Biotechnology Fund
Investment Advisor:	Security Investors, LLC
Investment Objective:	Capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Designation: ATF
Rydex Variable Trust - Commodities Strategy Fund
Investment Advisor:	Security Investors, LLC
Investment Objective:	Seeks to provide investment results that correlate to the performance of the Goldman Sachs Commodity Total Return Index ("GSCI® Index").
Designation: LTF
Rydex Variable Trust - Consumer Products Fund
Investment Advisor:	Security Investors, LLC
Investment Objective:	Capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.
Designation: ATF
Rydex Variable Trust - Dow 2x Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Security Investors, LLC
Investment Objective:	Investment results that correspond to 200% of the daily performance of the Dow Jones Industrial Average.
Designation: ATF
Rydex Variable Trust - Electronics Fund
Investment Advisor:	Security Investors, LLC
Investment Objective:	Capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Designation: ATF
Rydex Variable Trust - Energy Fund
Investment Advisor:	Security Investors, LLC
Investment Objective:	Capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.
Designation: ATF
Rydex Variable Trust - Energy Services Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Designation: ATF
Rydex Variable Trust - Europe 1.25x Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Security Investors, LLC
Investment Objective:	Investment results that correspond to the daily performance of the Dow Jones STOXX 50 Index.
Designation: ATF
Rydex Variable Trust - Financial Services Fund
Investment Advisor:	Security Investors, LLC
Investment Objective:	Capital appreciation by investing in companies that are involved in the financial services sector.
Designation: ATF
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Security Investors, LLC
Investment Objective:	Investment results that correspond with 120% of the daily price movement of the Long Treasury Bond.
Designation: ATF
64

Rydex Variable Trust - Health Care Fund
Investment Advisor:	Security Investors, LLC
Investment Objective:	Capital appreciation by investing in companies that are involved in the health care industry.
Designation: ATF
Rydex Variable Trust - Internet Fund
Investment Advisor:	Security Investors, LLC
Investment Objective:	Capital appreciation by investing in companies that provide products or services designed for or related to the Internet.
Designation: ATF
Rydex Variable Trust - Inverse Dow 2x Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Security Investors, LLC
Investment Objective:	Investment results that inversely correspond to 200% of the daily performance of the Dow Jones Industrial Average.
Designation: ATF
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Security Investors, LLC
Investment Objective:	Investment results that inversely correspond to the daily performance of the Long Treasury Bond.
Designation: ATF
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Security Investors, LLC
Investment Objective:	Investment results that inversely correspond to the daily performance of the S&P Mid Cap 400® Index.
Designation: ATF
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Security Investors, LLC
Investment Objective:	Investment results that inversely correspond to the daily performance of the NASDAQ 100 Index®.
Designation: ATF
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Security Investors, LLC
Investment Objective:	Investment results that inversely correspond to the daily performance of the Russell 2000 Index®.
Designation: ATF
Rydex Variable Trust - Inverse S&P 500 Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Security Investors, LLC
Investment Objective:	Investment results that will inversely correlate to the daily performance of the S&P 500® Index.
Designation: ATF
Rydex Variable Trust - Japan 2x Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Security Investors, LLC
Investment Objective:	Investment results that correlate to the daily performance of the Nikkei 225 Stock Average.
Designation: ATF
Rydex Variable Trust - Leisure Fund
Investment Advisor:	Security Investors, LLC
Investment Objective:	Capital appreciation by investing in companies engaged in leisure and entertainment businesses.
Designation: ATF
65

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Security Investors, LLC
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400® Index.
Designation: ATF
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Security Investors, LLC
Investment Objective:	Investment results that correspond to 200% of the daily performance of the NASDAQ 100 Index®.
Designation: ATF
Rydex Variable Trust - NASDAQ-100® Fund
Investment Advisor:	Security Investors, LLC
Investment Objective:	Investment results that correspond to the daily performance of the NASDAQ 100 Index®.
Designation: ATF
Rydex Variable Trust - Nova Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Security Investors, LLC
Investment Objective:	Investment results that correspond to 150% of the daily performance of the S&P 500® Index.
Designation: ATF
Rydex Variable Trust - Precious Metals Fund
Investment Advisor:	Security Investors, LLC
Investment Objective:	Capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.
Designation: ATF
Rydex Variable Trust - Real Estate Fund
Investment Advisor:	Security Investors, LLC
Investment Objective:	Capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts.
Designation: ATF
Rydex Variable Trust - Retailing Fund
Investment Advisor:	Security Investors, LLC
Investment Objective:	Capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers.
Designation: ATF
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Security Investors, LLC
Investment Objective:	Investment results that correspond to the daily performance of the Russell 2000 Index®.
Designation: ATF
Rydex Variable Trust - S&P 500 2x Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Security Investors, LLC
Investment Objective:	Investment results that correspond to 200% of the daily performance of the S&P 500® Index.
Designation: ATF
Rydex Variable Trust - S&P 500 Pure Growth Fund
Investment Advisor:	Security Investors, LLC
Investment Objective:	Investment results that correspond to the daily performance of the S&P 500/Pure Growth Index.
Designation: ATF
66

Rydex Variable Trust - S&P 500 Pure Value Fund
Investment Advisor:	Security Investors, LLC
Investment Objective:	Investment results that correspond to the daily performance of the S&P 500/Pure Value Index.
Designation: ATF
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
Investment Advisor:	Security Investors, LLC
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400/Pure Growth Index.
Designation: ATF
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400/Pure Value Index.
Designation: ATF
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
Investment Advisor:	Security Investors, LLC
Investment Objective:	Investment results that correspond to the daily performance of the S&P SmallCap 600/Pure Growth Index.
Designation: ATF
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
Investment Advisor:	Security Investors, LLC
Investment Objective:	Investment results that correspond to the daily performance of the S&P SmallCap 600/Pure Value Index.
Designation: ATF
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Security Investors, LLC
Investment Objective:	Investment results that correspond to 200% of the daily performance of the U.S. Dollar Index.
Designation: ATF
Rydex Variable Trust - Technology Fund
Investment Advisor:	Security Investors, LLC
Investment Objective:	Capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Designation: ATF
Rydex Variable Trust - Telecommunications Fund
Investment Advisor:	Security Investors, LLC
Investment Objective:	Capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.
Designation: ATF
Rydex Variable Trust - Transportation Fund
Investment Advisor:	Security Investors, LLC
Investment Objective:	Capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.
Designation: ATF
Rydex Variable Trust - Utilities Fund
Investment Advisor:	Security Investors, LLC
Investment Objective:	Capital appreciation by investing in companies that operate public utilities.
Designation: ATF
67

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Security Investors, LLC
Investment Objective:	Investment results that correspond to 200% of the daily performance of the U.S. Dollar Index.
Designation: ATF
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Designation: LTF
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	The Portfolio seeks to provide current income and capital appreciation.
Designation: LTF
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	The fund seeks total return.
Designation: LTF
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Designation: LTF
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	The fund seeks to achieve consistent absolute (positive) returns in various market cycles.
Designation: FF, LTF
68

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.25%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2012 (the maximum Variable Account charge of 3.10%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following Sub-Accounts were added to the Variable Account after December 31, 2012; therefore, no Condensed Financial Information is available:
•	American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Mutual Global Discovery Securities Fund: Class 2
•	Guggenheim SBL Fund - Series F (Floating Rate Strategies Series)
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II
•	Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II
•	Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
•	Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2
•	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2012	9.086782	10.173133	11.96%	11,054
2011*	10.000000	9.086782	-9.13%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	10.642847	11.285706	6.04%	36,213
2011*	10.000000	10.642847	6.43%	25,285
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2012	11.951482	13.541764	13.31%	24,242
2011	11.737408	11.951482	1.82%	26,965
2010	10.412815	11.737408	12.72%	21,579
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2012	13.531097	15.309116	13.14%	28,416
2011	13.564420	13.531097	-0.25%	23,883
2010	12.110444	13.564420	12.01%	26,147
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	10.109280	10.977568	8.59%	97,732
2011	10.623709	10.109280	-4.84%	96,080
2010*	10.000000	10.623709	6.24%	91,315
69

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2012	10.219739	9.880236	-3.32%	11,506
2011	11.847747	10.219739	-13.74%	16,915
2010*	10.000000	11.847747	18.48%	6,173
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2012*	10.000000	10.494449	4.94%	779,188
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2012	9.099785	10.085220	10.83%	7,260
2011*	10.000000	9.099785	-9.00%	2,699
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2012	11.664198	13.482415	15.59%	9,329
2011	11.728892	11.664198	-0.55%	4,059
2010	10.336732	11.728892	13.47%	1,528
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2012	10.812869	12.215591	12.97%	4,144
2011	10.951851	10.812869	-1.27%	3,156
2010	8.954058	10.951851	22.31%	713
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2012*	10.000000	10.583980	5.84%	4,496
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	10.134164	11.541588	13.89%	38,364
2011	10.422891	10.134164	-2.77%	38,024
2010*	10.000000	10.422891	4.23%	22,893
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
2012	9.839038	10.943608	11.23%	3,423
2011	10.409534	9.839038	-5.48%	1,589
2010*	10.000000	10.409534	4.10%	892
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
2012	9.936623	10.568546	6.36%	107,586
2011	10.194884	9.936623	-2.53%	26,503
2010*	10.000000	10.194884	1.95%	31,517
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
2012	9.738018	10.580101	8.65%	42,588
2011	10.145668	9.738018	-4.02%	43,173
2010*	10.000000	10.145668	1.46%	40,281
70

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2012	9.061351	10.174273	12.28%	33,115
2011	9.898470	9.061351	-8.46%	30,251
2010	8.706017	9.898470	13.70%	30,337
2009	6.324103	8.706017	37.66%	0
2008	11.253212	6.324103	-43.80%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2012	9.482023	10.373294	9.40%	42,791
2011	9.628479	9.482023	-1.52%	14,228
2010	8.785157	9.628479	9.60%	14,249
2009	7.257467	8.785157	21.05%	564
2008	10.510160	7.257467	-30.95%	0
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2012	8.779256	9.745667	11.01%	26,990
2011	9.280944	8.779256	-5.41%	25,926
2010	8.262290	9.280944	12.33%	25,983
2009	6.161401	8.262290	34.10%	7,012
2008	10.783086	6.161401	-42.86%	0
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
2012	8.600679	8.672399	0.83%	31,069
2011	9.801456	8.600679	-12.25%	51,247
2010*	10.000000	9.801456	-1.99%	88,566
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
2012	8.769573	8.991697	2.53%	41,854
2011	9.581057	8.769573	-8.47%	55,691
2010*	10.000000	9.581057	-4.19%	40,057
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2012	7.922204	6.946406	-12.32%	24,510
2011	8.779742	7.922204	-9.77%	23,841
2010	9.216771	8.779742	-4.74%	16,128
2009	9.723797	9.216771	-5.21%	24,808
2008*	10.000000	9.723797	-2.76%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2012	8.921904	9.006135	0.94%	38,715
2011	8.739110	8.921904	2.09%	22,741
2010	8.334476	8.739110	4.85%	14,640
2009	8.726543	8.334476	-4.49%	15,530
2008	10.872471	8.726543	-19.74%	9,214
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
2012	12.043507	12.419591	3.12%	7,987
2011	13.052213	12.043507	-7.73%	19,662
2010	11.885195	13.052213	9.82%	18,475
2009	9.454987	11.885195	25.70%	5,117
2008	16.156237	9.454987	-41.48%	5,448
71

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	9.570373	11.262704	17.68%	130,222
2011	10.443862	9.570373	-8.36%	122,125
2010*	10.000000	10.443862	4.44%	67,187
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2012	9.472553	10.220431	7.90%	7,137
2011*	10.000000	9.472553	-5.27%	4,851
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.329975	10.661065	14.27%	3,156
2011*	10.000000	9.329975	-6.70%	4,605
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.182507	14.931964	13.27%	26,823
2011	12.859409	13.182507	2.51%	466,528
2010	11.507674	12.859409	11.75%	129,583
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	9.935672	11.396019	14.70%	3,340
2011	10.746668	9.935672	-7.55%	467
2010*	10.000000	10.746668	7.47%	573
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	10.205513	11.192329	9.67%	18,350
2011	10.475331	10.205513	-2.58%	3,356
2010*	10.000000	10.475331	4.75%	657
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	10.101421	11.335714	12.22%	551
2011	10.594298	10.101421	-4.65%	744
2010*	10.000000	10.594298	5.94%	744
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.305684	10.939682	6.15%	75,130
2011	10.290653	10.305684	0.15%	5,617
2010*	10.000000	10.290653	2.91%	2,228
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	10.154316	11.267447	10.96%	46,490
2011	10.528169	10.154316	-3.55%	49,924
2010*	10.000000	10.528169	5.28%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	10.035123	11.354772	13.15%	10,603
2011	10.659863	10.035123	-5.86%	22,983
2010*	10.000000	10.659863	6.60%	4,687
72

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.254850	11.143449	8.67%	0
2011	10.412543	10.254850	-1.51%	0
2010*	10.000000	10.412543	4.13%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	10.265261	10.858155	5.78%	3,427
2011*	10.000000	10.265261	2.65%	8,357
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	8.642042	10.004633	15.77%	7,405
2011	11.276342	8.642042	-23.36%	5,278
2010*	10.000000	11.276342	12.76%	11,359
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
2012	14.415190	14.667403	1.75%	35,781
2011	13.609210	14.415190	5.92%	28,860
2010	13.151469	13.609210	3.48%	12,678
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
2012	12.109012	13.861136	14.47%	17,997
2011	12.764552	12.109012	-5.14%	14,167
2010	11.282446	12.764552	13.14%	742
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
2012	10.364916	11.205238	8.11%	10,415
2011	10.405091	10.364916	-0.39%	0
2010*	10.000000	10.405091	4.05%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
2012	10.273665	11.392918	10.89%	4,726
2011	10.506827	10.273665	-2.22%	18,446
2010*	10.000000	10.506827	5.07%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
2012	12.257378	12.728269	3.84%	52,777
2011	12.057575	12.257378	1.66%	49,721
2010	11.526509	12.057575	4.61%	10,550
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
2012	12.438639	13.614658	9.45%	26,924
2011	12.600683	12.438639	-1.29%	19,832
2010	11.510526	12.600683	9.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
2012	12.367391	13.890320	12.31%	3,707
2011	12.798019	12.367391	-3.36%	3,707
2010	11.477424	12.798019	11.51%	0
73

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
2012	12.539712	13.368682	6.61%	102,752
2011	12.428968	12.539712	0.89%	107,185
2010	11.604007	12.428968	7.11%	100,762
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2012	9.745200	9.623055	-1.25%	1,157,921
2011	9.868210	9.745200	-1.25%	1,552,043
2010	9.993110	9.868210	-1.25%	600,666
2009*	10.000000	9.993110	-0.07%	85,270
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	9.957142	11.358408	14.07%	2,306
2011	11.156584	9.957142	-10.75%	1,695
2010*	10.000000	11.156584	11.57%	1,612
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.774112	10.132471	15.48%	5,558
2011	10.627936	8.774112	-17.44%	4,116
2010*	10.000000	10.627936	6.28%	5,934
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	10.299743	11.812271	14.69%	2,118
2011	10.778258	10.299743	-4.44%	1,434
2010*	10.000000	10.778258	7.78%	1,006
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	9.528341	11.064155	16.12%	1,322
2011	10.274699	9.528341	-7.26%	916
2010*	10.000000	10.274699	2.75%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	10.602349	12.002722	13.21%	9,360
2011	11.236421	10.602349	-5.64%	0
2010*	10.000000	11.236421	12.36%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	10.407717	11.957237	14.89%	2,582
2011	10.789657	10.407717	-3.54%	0
2010*	10.000000	10.789657	7.90%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
2012	10.168463	11.384265	11.96%	0
2011	10.364456	10.168463	-1.89%	3,693
2010	8.369031	10.364456	23.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
2012	13.562050	16.148304	19.07%	2,032
2011	14.480987	13.562050	-6.35%	2,728
2010	11.586182	14.480987	24.98%	1,154
74

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
2012	14.915466	17.008419	14.03%	5,080
2011	15.990625	14.915466	-6.72%	5,580
2010	12.918236	15.990625	23.78%	4,357
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
2012	11.290427	12.746243	12.89%	450
2011	11.343870	11.290427	-0.47%	3,026
2010	10.123563	11.343870	12.05%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.959272	10.181007	2.23%	49,652
2011*	10.000000	9.959272	-0.41%	62,841
Northern Lights Variable Trust - Mariner Hyman Beck Portfolio: Class 2 Shares - Q/NQ
2012*	10.000000	9.632538	-3.67%	18,536
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2012*	10.000000	10.219045	2.19%	82,899
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012	9.538731	10.813943	13.37%	28,411
2011*	10.000000	9.538731	-4.61%	4,310
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2012	11.192655	11.618735	3.81%	33,831
2011	12.258830	11.192655	-8.70%	34,833
2010*	10.000000	12.258830	22.59%	21,111
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2012	11.121883	12.933761	16.29%	35,297
2011	10.603725	11.121883	4.89%	22,122
2010*	10.000000	10.603725	6.04%	14,597
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	11.664977	12.121494	3.91%	15,717
2011	10.895255	11.664977	7.06%	20,503
2010*	10.000000	10.895255	8.95%	10,632
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2012	11.556858	12.195200	5.52%	31,085
2011	10.890759	11.556858	6.12%	32,189
2010*	10.000000	10.890759	8.91%	15,203
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2012	10.801586	12.180269	12.76%	482,792
2011	10.595317	10.801586	1.95%	113,907
2010*	10.000000	10.595317	5.95%	39,285
75

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	9.827266	10.262115	4.42%	27,164
2011*	10.000000	9.827266	-1.73%	40,094
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	10.007389	10.820820	8.13%	134,779
2011*	10.000000	10.007389	0.07%	24,549
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2012	8.453550	9.320906	10.26%	18,842
2011	11.206950	8.453550	-24.57%	22,274
2010*	10.000000	11.206950	12.07%	25,202
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2012	10.474393	11.966523	14.25%	102,567
2011	10.826497	10.474393	-3.25%	27,813
2010*	10.000000	10.826497	8.26%	5,318
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2012	11.051445	12.454443	12.70%	338,614
2011	10.892046	11.051445	1.46%	11,751
2010*	10.000000	10.892046	8.92%	37,932
ProFunds - ProFund VP Asia 30 - Q/NQ
2012	8.019287	9.144427	14.03%	23,565
2011	11.123679	8.019287	-27.91%	10,782
2010*	10.000000	11.123679	11.24%	17,124
ProFunds - ProFund VP Banks - Q/NQ
2012	7.463517	9.831990	31.73%	20,070
2011*	10.000000	7.463517	-25.36%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2012	7.722043	8.272384	7.13%	22,158
2011*	10.000000	7.722043	-22.78%	382
ProFunds - ProFund VP Bear - Q/NQ
2012	8.078346	6.653233	-17.64%	1,385
2011	8.978092	8.078346	-10.02%	6,492
2010*	10.000000	8.978092	-10.22%	6,762
ProFunds - ProFund VP Biotechnology - Q/NQ
2012	9.356338	13.000133	38.94%	286,311
2011*	10.000000	9.356338	-6.44%	2,204
ProFunds - ProFund VP Bull - Q/NQ
2012	10.245204	11.521974	12.46%	103,367
2011	10.374545	10.245204	-1.25%	20,887
2010*	10.000000	10.374545	3.75%	1,860
76

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Goods - Q/NQ
2012	9.889818	10.826479	9.47%	11,872
2011*	10.000000	9.889818	-1.10%	3,530
ProFunds - ProFund VP Consumer Services - Q/NQ
2012	9.639985	11.623022	20.57%	10,382
2011*	10.000000	9.639985	-3.60%	3,003
ProFunds - ProFund VP Emerging Markets - Q/NQ
2012	8.735710	9.193037	5.24%	41,832
2011	11.016897	8.735710	-20.71%	120,746
2010*	10.000000	11.016897	10.17%	13,812
ProFunds - ProFund VP Europe 30 - Q/NQ
2012	9.538547	10.982243	15.14%	12,021
2011	10.601030	9.538547	-10.02%	78
2010*	10.000000	10.601030	6.01%	0
ProFunds - ProFund VP Financials - Q/NQ
2012	8.277686	10.195527	23.17%	4,811
2011*	10.000000	8.277686	-17.22%	0
ProFunds - ProFund VP Health Care - Q/NQ
2012	9.605187	11.135770	15.93%	15,458
2011*	10.000000	9.605187	-3.95%	9,749
ProFunds - ProFund VP Industrials - Q/NQ
2012	8.735021	9.988447	14.35%	2,428
2011*	10.000000	8.735021	-12.65%	0
ProFunds - ProFund VP International - Q/NQ
2012	9.191529	10.522582	14.48%	15,590
2011	10.865769	9.191529	-15.41%	9,089
2010*	10.000000	10.865769	8.66%	2,146
ProFunds - ProFund VP Internet - Q/NQ
2012	8.460964	10.006293	18.26%	16,467
2011*	10.000000	8.460964	-15.39%	3,092
ProFunds - ProFund VP Japan - Q/NQ
2012	7.182064	8.719727	21.41%	26,033
2011	8.928055	7.182064	-19.56%	305
2010*	10.000000	8.928055	-10.72%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2012	10.799769	12.395527	14.78%	8,416
2011	10.779340	10.799769	0.19%	9,956
2010*	10.000000	10.779340	7.79%	0
77

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Oil & Gas - Q/NQ
2012	11.182185	11.362014	1.61%	37,573
2011	11.074686	11.182185	0.97%	35,458
2010*	10.000000	11.074686	10.75%	12,020
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2012	10.398470	11.485480	10.45%	5,658
2011*	10.000000	10.398470	3.98%	588
ProFunds - ProFund VP Precious Metals - Q/NQ
2012	8.286126	6.992044	-15.62%	13,100
2011*	10.000000	8.286126	-17.14%	16,392
ProFunds - ProFund VP Real Estate - Q/NQ
2012	9.278706	10.735930	15.71%	17,064
2011*	10.000000	9.278706	-7.21%	12,765
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2012	5.436422	4.996009	-8.10%	42,836
2011	8.808381	5.436422	-38.28%	3,249
2010*	10.000000	8.808381	-11.92%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2012	8.814433	8.341141	-5.37%	0
2011*	10.000000	8.814433	-11.86%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2012	9.110755	7.823040	-14.13%	3,731
2011	8.337030	9.110755	9.28%	119
2010*	10.000000	8.337030	-16.63%	0
ProFunds - ProFund VP Short International - Q/NQ
2012	8.586625	6.770017	-21.16%	3,623
2011	8.541117	8.586625	0.53%	106
2010*	10.000000	8.541117	-14.59%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2012	7.671316	6.151372	-19.81%	5,635
2011	8.677247	7.671316	-11.59%	282
2010*	10.000000	8.677247	-13.23%	382
ProFunds - ProFund VP Technology - Q/NQ
2012	9.279262	10.107502	8.93%	14,003
2011*	10.000000	9.279262	-7.21%	4,528
ProFunds - ProFund VP Telecommunications - Q/NQ
2012	9.521733	10.955552	15.06%	329,183
2011*	10.000000	9.521733	-4.78%	274
78

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2012	14.935242	14.891584	-0.29%	17,777
2011	10.538388	14.935242	41.72%	16,407
2010*	10.000000	10.538388	5.38%	9,506
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2012	11.110441	14.674432	32.08%	2,021
2011	11.386795	11.110441	-2.43%	1,964
2010*	10.000000	11.386795	13.87%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2012	5.674888	3.629919	-36.04%	10,096
2011	7.384153	5.674888	-23.15%	2,901
2010*	10.000000	7.384153	-26.16%	2,165
ProFunds - ProFund VP Utilities - Q/NQ
2012	10.819989	10.699551	-1.11%	9,047
2011*	10.000000	10.819989	8.20%	7,407
Rydex Variable Trust - Banking Fund - Q/NQ
2012	5.366070	6.582094	22.66%	4,033
2011	6.987203	5.366070	-23.20%	5,370
2010	6.259472	6.987203	11.63%	19,228
2009	6.564184	6.259472	-4.64%	6,469
2008	11.298419	6.564184	-41.90%	179
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2012	20.830941	22.775805	9.34%	9,728
2011	25.250373	20.830941	-17.50%	12,730
2010	20.185542	25.250373	25.09%	17,539
2009	13.148897	20.185542	53.52%	4,665
2008	24.387050	13.148897	-46.08%	3,173
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2012	11.302467	15.176828	34.28%	21,255
2011	10.349198	11.302467	9.21%	14,356
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2012	5.057916	4.924226	-2.64%	93,931
2011	5.486341	5.057916	-7.81%	81,945
2010	5.142806	5.486341	6.68%	85,704
2009	4.668179	5.142806	10.17%	41,105
2008	9.273788	4.668179	-49.66%	3,261
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2012	19.221139	20.697485	7.68%	17,767
2011	17.109167	19.221139	12.34%	6,999
2010	14.772605	17.109167	15.82%	5,267
2009	12.558633	14.772605	17.63%	3,708
2008	16.600605	12.558633	-24.35%	623
79

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2012	9.542892	11.038998	15.68%	65,917
2011	8.858346	9.542892	7.73%	99,497
2010	7.200191	8.858346	23.03%	44,644
2009	5.327208	7.200191	35.16%	11,127
2008	14.091298	5.327208	-62.20%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2012	6.966486	6.951529	-0.21%	1,137
2011	8.447271	6.966486	-17.53%	3,145
2010	7.808115	8.447271	8.19%	5,879
2009	4.601128	7.808115	69.70%	11,871
2008	9.339702	4.601128	-50.74%	4,508
Rydex Variable Trust - Energy Fund - Q/NQ
2012	22.145359	22.393290	1.12%	25,855
2011	23.818054	22.145359	-7.02%	27,990
2010	20.259329	23.818054	17.57%	25,950
2009	14.812883	20.259329	36.77%	10,579
2008	27.797135	14.812883	-46.71%	2,537
Rydex Variable Trust - Energy Services Fund - Q/NQ
2012	25.318089	25.101807	-0.85%	19,940
2011	28.264646	25.318089	-10.42%	23,463
2010	22.707437	28.264646	24.47%	19,776
2009	14.157731	22.707437	60.39%	11,330
2008	33.816754	14.157731	-58.13%	1,858
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2012	8.380211	10.067593	20.14%	21,658
2011	9.999771	8.380211	-16.20%	1,419
2010	11.349246	9.999771	-11.89%	9,949
2009	8.472441	11.349246	33.95%	109
2008	19.007539	8.472441	-55.43%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2012	7.018125	8.502239	21.15%	29,524
2011	8.353507	7.018125	-15.99%	23,627
2010	7.396729	8.353507	12.94%	20,673
2009	6.258573	7.396729	18.19%	6,290
2008	12.198834	6.258573	-48.70%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2012	19.138004	19.466090	1.71%	69,059
2011	13.697385	19.138004	39.72%	17,651
2010	12.598023	13.697385	8.73%	4,847
2009	18.635489	12.598023	-32.40%	2,794
2008	13.030479	18.635489	43.01%	719
80

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Health Care Fund - Q/NQ
2012	12.146719	14.053357	15.70%	24,846
2011	11.749377	12.146719	3.38%	21,260
2010	11.143762	11.749377	5.43%	17,768
2009	9.053371	11.143762	23.09%	9,528
2008	12.201091	9.053371	-25.80%	3,291
Rydex Variable Trust - Internet Fund - Q/NQ
2012	15.479999	18.240292	17.83%	10,864
2011	17.797628	15.479999	-13.02%	4,367
2010	14.922871	17.797628	19.26%	9,738
2009	9.111440	14.922871	63.78%	5,321
2008	16.738454	9.111440	-45.57%	3,307
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2012	2.632778	2.015962	-23.43%	41,166
2011	3.655826	2.632778	-27.98%	26,663
2010	5.310840	3.655826	-31.16%	24,082
2009	9.716773	5.310840	-45.34%	7,646
2008	6.117694	9.716773	58.83%	943
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2012	3.932200	3.642416	-7.37%	123,281
2011	5.724291	3.932200	-31.31%	61,535
2010	6.648327	5.724291	-13.90%	65,540
2009	5.638044	6.648327	17.92%	23,365
2008	8.180951	5.638044	-31.08%	3,597
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2012	4.169915	3.361628	-19.38%	0
2011	4.556811	4.169915	-8.49%	1,189
2010	6.176587	4.556811	-26.22%	1,427
2009	9.664175	6.176587	-36.09%	0
2008	7.280471	9.664175	32.74%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2012	2.507134	2.014101	-19.67%	22,524
2011	2.823268	2.507134	-11.20%	2,415
2010	3.631330	2.823268	-22.25%	4,642
2009	6.136922	3.631330	-40.83%	474
2008	4.198329	6.136922	46.18%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2012	3.915738	3.164690	-19.18%	2,911
2011	4.291956	3.915738	-8.77%	44,841
2010	6.005346	4.291956	-28.53%	41,636
2009	9.057470	6.005346	-33.70%	2,000
2008	7.355722	9.057470	23.14%	0
81

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2012	4.706009	3.857945	-18.02%	8,369
2011	5.239273	4.706009	-10.18%	19,141
2010	6.389159	5.239273	-18.00%	39,642
2009	8.930391	6.389159	-28.46%	280
2008	6.494466	8.930391	37.51%	901
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2012	7.386457	8.760303	18.60%	17,390
2011	10.526976	7.386457	-29.83%	919
2010	9.211488	10.526976	14.28%	4,884
2009	7.542476	9.211488	22.13%	0
2008	11.395820	7.542476	-33.81%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2012	15.617575	18.709984	19.80%	3,705
2011	15.436433	15.617575	1.17%	3,555
2010	11.992604	15.436433	28.72%	13,825
2009	8.882392	11.992604	35.02%	4,404
2008	17.669730	8.882392	-49.73%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2012	17.484301	21.465723	22.77%	24,953
2011	19.159877	17.484301	-8.75%	3,578
2010	14.105347	19.159877	35.83%	7,863
2009	9.372979	14.105347	50.49%	385
2008	21.016454	9.372979	-55.40%	34
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2012	9.918897	13.137020	32.44%	52,670
2011	10.112541	9.918897	-1.91%	75,172
2010	7.480203	10.112541	35.19%	40,846
2009	3.477788	7.480203	115.09%	13,395
2008	12.853455	3.477788	-72.94%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2012	15.587890	17.974058	15.31%	13,255
2011	15.449711	15.587890	0.89%	12,844
2010	13.204365	15.449711	17.00%	7,750
2009	8.796964	13.204365	50.10%	9,935
2008	15.336641	8.796964	-42.64%	1,251
Rydex Variable Trust - Nova Fund - Q/NQ
2012	9.334031	11.267516	20.71%	24,635
2011	9.563578	9.334031	-2.40%	29,396
2010	8.072756	9.563578	18.47%	10,101
2009	6.032865	8.072756	33.81%	2,989
2008	13.419911	6.032865	-55.05%	0
82

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2012	24.696729	23.387929	-5.30%	46,357
2011	32.974651	24.696729	-25.10%	41,790
2010	24.183471	32.974651	36.35%	37,345
2009	16.409633	24.183471	47.37%	2,969
2008	27.049269	16.409633	-39.33%	2,686
Rydex Variable Trust - Real Estate Fund - Q/NQ
2012	16.290226	19.037060	16.86%	16,568
2011	16.130710	16.290226	0.99%	12,568
2010	13.081904	16.130710	23.31%	17,709
2009	10.575556	13.081904	23.70%	8,168
2008	18.351572	10.575556	-42.37%	1,016
Rydex Variable Trust - Retailing Fund - Q/NQ
2012	15.685797	18.087081	15.31%	3,526
2011	15.084682	15.685797	3.98%	4,786
2010	12.206839	15.084682	23.58%	8,323
2009	8.570883	12.206839	42.42%	3,456
2008	12.944411	8.570883	-33.79%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2012	13.677109	16.490880	20.57%	12,197
2011	15.771742	13.677109	-13.28%	3,695
2010	11.586205	15.771742	36.13%	3,756
2009	8.801095	11.586205	31.65%	46
2008	18.326477	8.801095	-51.98%	1,106
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2012	7.300662	9.327865	27.77%	21,487
2011	7.696795	7.300662	-5.15%	433,561
2010	6.212080	7.696795	23.90%	215,001
2009	4.297663	6.212080	44.55%	3,108
2008	13.594300	4.297663	-68.39%	10,632
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2012	11.676350	13.064723	11.89%	21,494
2011	11.953953	11.676350	-2.32%	16,479
2010	9.681660	11.953953	23.47%	104,436
2009	6.658766	9.681660	45.40%	4,531
2008	11.206080	6.658766	-40.58%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2012	10.722637	12.941929	20.70%	42,360
2011	11.213399	10.722637	-4.38%	11,561
2010	9.437806	11.213399	18.81%	6,233
2009	6.318639	9.437806	49.36%	4,007
2008	12.462382	6.318639	-49.30%	0
83

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2012	16.203326	18.568943	14.60%	23,506
2011	16.516668	16.203326	-1.90%	15,766
2010	12.615535	16.516668	30.92%	94,755
2009	8.146562	12.615535	54.86%	1,852
2008	12.919858	8.146562	-36.95%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2012	12.323523	14.236385	15.52%	9,765
2011	13.440291	12.323523	-8.31%	5,057
2010	11.329630	13.440291	18.63%	3,202
2009	7.389909	11.329630	53.31%	4,097
2008	13.275978	7.389909	-44.34%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2012	13.729701	14.995904	9.22%	7,449
2011	13.430999	13.729701	2.22%	5,435
2010	10.846015	13.430999	23.83%	38,374
2009	8.198315	10.846015	32.30%	425
2008	12.640301	8.198315	-35.14%	54
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2012	10.953829	13.020981	18.87%	19,523
2011	12.248971	10.953829	-10.57%	16,256
2010	9.915264	12.248971	23.54%	10,113
2009	6.187772	9.915264	60.24%	7,368
2008	11.090354	6.187772	-44.21%	190
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2012	6.169182	5.709242	-7.46%	8,565
2011	6.525103	6.169182	-5.45%	3,615
2010	6.919484	6.525103	-5.70%	971
2009	8.325731	6.919484	-16.89%	15,777
2008	7.986798	8.325731	4.24%	1,121
Rydex Variable Trust - Technology Fund - Q/NQ
2012	12.169592	13.457266	10.58%	12,407
2011	13.571940	12.169592	-10.33%	9,157
2010	12.267417	13.571940	10.63%	7,683
2009	7.983557	12.267417	53.66%	9,765
2008	14.810368	7.983557	-46.09%	645
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2012	7.486243	7.751709	3.55%	21,875
2011	8.856342	7.486243	-15.47%	14,364
2010	7.831914	8.856342	13.08%	4,608
2009	6.163218	7.831914	27.08%	7,334
2008	11.417967	6.163218	-46.02%	0
84

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Transportation Fund - Q/NQ
2012	14.316474	16.623004	16.11%	3,520
2011	16.310980	14.316474	-12.23%	5,256
2010	13.306115	16.310980	22.58%	5,463
2009	11.478842	13.306115	15.92%	5,636
2008	15.552839	11.478842	-26.19%	654
Rydex Variable Trust - Utilities Fund - Q/NQ
2012	12.235828	12.217547	-0.15%	22,081
2011	10.654862	12.235828	14.84%	20,533
2010	10.094976	10.654862	5.55%	7,190
2009	8.983361	10.094976	12.37%	10,579
2008	12.917495	8.983361	-30.46%	4,014
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2012	10.567208	10.516346	-0.48%	14,985
2011	11.109946	10.567208	-4.89%	10,551
2010	11.918988	11.109946	-6.79%	5,857
2009	11.321932	11.918988	5.27%	275
2008	13.063995	11.321932	-13.33%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	10.319350	12.011630	16.40%	7,363
2011*	10.000000	10.319350	3.19%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2012	8.297462	10.647049	28.32%	13,382
2011*	10.000000	8.297462	-17.03%	1,053
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2012	8.890872	9.981973	12.27%	4,274
2011*	10.000000	8.890872	-11.09%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	7.696585	7.857497	2.09%	13,436
2011*	10.000000	7.696585	-23.03%	5,722
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2012	9.611631	9.617585	0.06%	216,320
2011*	10.000000	9.611631	-3.88%	176,972
85

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2012	8.973417	9.857578	9.85%	0
2011*	10.000000	8.973417	-10.27%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	10.510292	10.935856	4.05%	0
2011*	10.000000	10.510292	5.10%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2012	8.023326	8.920241	11.18%	0
2011	8.029722	8.023326	-0.08%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2012	8.379283	9.302329	11.02%	0
2011	8.559978	8.379283	-2.11%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	9.796712	10.438409	6.55%	0
2011	10.491392	9.796712	-6.62%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2012	9.903807	9.394968	-5.14%	0
2011	11.700255	9.903807	-15.35%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2012*	10.000000	10.363017	3.63%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2012	8.986272	9.772423	8.75%	0
2011*	10.000000	8.986272	-10.14%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2012	7.672927	8.702467	13.42%	0
2011	7.862504	7.672927	-2.41%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2012	9.007985	9.985545	10.85%	0
2011	9.297601	9.007985	-3.11%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2012*	10.000000	10.451434	4.51%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	9.820785	10.974686	11.75%	0
2011	10.293078	9.820785	-4.59%	0
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
2012	9.534800	10.406078	9.14%	0
2011	10.279861	9.534800	-7.25%	0
86

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
2012	9.629445	10.049487	4.36%	0
2011	10.067887	9.629445	-4.35%	0
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
2012	9.436921	10.060443	6.61%	0
2011	10.019277	9.436921	-5.81%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2012	8.232267	9.069801	10.17%	0
2011	9.164204	8.232267	-10.17%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2012	8.614691	9.247470	7.35%	0
2011	8.914371	8.614691	-3.36%	0
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2012	8.037406	8.754632	8.92%	0
2011	8.658605	8.037406	-7.17%	0
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
2012	8.334682	8.246341	-1.06%	0
2011	9.679336	8.334682	-13.89%	0
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
2012	8.498351	8.549957	0.61%	0
2011	9.461674	8.498351	-10.18%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2012	7.478273	6.433906	-13.97%	0
2011	8.445621	7.478273	-11.45%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2012	7.746882	7.673135	-0.95%	0
2011	7.732622	7.746882	0.18%	0
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
2012	8.585485	8.687284	1.19%	0
2011	9.481843	8.585485	-9.45%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	9.274386	10.709483	15.47%	0
2011	10.313800	9.274386	-10.08%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2012	9.354429	9.903451	5.87%	0
2011*	10.000000	9.354429	-6.46%	0
87

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.213613	10.330451	12.12%	0
2011*	10.000000	9.213613	-7.86%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	11.056117	12.288219	11.14%	0
2011	10.990487	11.056117	0.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	9.628374	10.836230	12.54%	0
2011	10.612818	9.628374	-9.28%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.889998	10.642644	7.61%	0
2011	10.344856	9.889998	-4.40%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.789069	10.778937	10.11%	0
2011	10.462333	9.789069	-6.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	9.987131	10.402420	4.16%	0
2011	10.162452	9.987131	-1.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.840370	10.714066	8.88%	0
2011	10.397040	9.840370	-5.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	9.724779	10.797022	11.03%	0
2011	10.527089	9.724779	-7.62%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.937830	10.596167	6.62%	0
2011	10.282836	9.937830	-3.36%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	10.137355	10.521498	3.79%	0
2011*	10.000000	10.137355	1.37%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	8.374721	9.513122	13.59%	0
2011	11.136020	8.374721	-24.80%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
2012	11.415209	11.396792	-0.16%	0
2011	10.982065	11.415209	3.94%	0
88

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
2012	8.245807	9.261748	12.32%	0
2011	8.857884	8.245807	-6.91%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
2012	10.044489	10.654940	6.08%	0
2011	10.275487	10.044489	-2.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
2012	9.956000	10.833328	8.81%	0
2011	10.375949	9.956000	-4.05%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
2012	10.144595	10.336476	1.89%	0
2011	10.169247	10.144595	-0.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
2012	9.321829	10.011584	7.40%	0
2011	9.623157	9.321829	-3.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
2012	8.756533	9.650171	10.21%	0
2011	9.234109	8.756533	-5.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
2012	9.878298	10.333577	4.61%	0
2011	9.977530	9.878298	-0.99%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2012	9.374250	9.082870	-3.11%	0
2011	9.673308	9.374250	-3.09%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	9.649167	10.800460	11.93%	0
2011	11.017705	9.649167	-12.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.502554	9.634528	13.31%	0
2011	10.495596	8.502554	-18.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	9.981272	11.232143	12.53%	0
2011	10.643999	9.981272	-6.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	9.233598	10.520579	13.94%	0
2011	10.146681	9.233598	-9.00%	0
89

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	10.274485	11.413141	11.08%	0
2011	11.096472	10.274485	-7.41%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	10.085854	11.369872	12.73%	0
2011	10.655251	10.085854	-5.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
2012	6.944077	7.628374	9.85%	0
2011	7.212811	6.944077	-3.73%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
2012	8.147583	9.519215	16.83%	0
2011	8.865486	8.147583	-8.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
2012	8.904017	9.962805	11.89%	0
2011	9.727802	8.904017	-8.47%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
2012	8.036647	8.902545	10.77%	0
2011	8.228539	8.036647	-2.33%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.835164	9.865278	0.31%	0
2011*	10.000000	9.835164	-1.65%	0
Northern Lights Variable Trust - Mariner Hyman Beck Portfolio: Class 2 Shares - Q/NQ
2012*	10.000000	9.532000	-4.68%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2012*	10.000000	10.112426	1.12%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012	9.419805	10.478620	11.24%	0
2011*	10.000000	9.419805	-5.80%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2012	10.846757	11.048258	1.86%	0
2011	12.106277	10.846757	-10.40%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2012	10.778085	12.298505	14.11%	0
2011	10.471595	10.778085	2.93%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	11.302647	11.524353	1.96%	0
2011	10.757826	11.302647	5.06%	0
90

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2012	11.199627	11.596241	3.54%	0
2011	10.755052	11.199627	4.13%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2012	10.467690	11.582031	10.65%	0
2011	10.463293	10.467690	0.04%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	9.703294	9.942315	2.46%	0
2011*	10.000000	9.703294	-2.97%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.882690	10.485251	6.10%	0
2011*	10.000000	9.882690	-1.17%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2012	8.192048	8.862917	8.19%	0
2011	11.067456	8.192048	-25.98%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2012	10.149041	11.377016	12.10%	0
2011	10.689931	10.149041	-5.06%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2012	10.709885	11.842921	10.58%	0
2011	10.756419	10.709885	-0.43%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2012	7.771180	8.695063	11.89%	0
2011	10.985197	7.771180	-29.26%	0
ProFunds - ProFund VP Banks - Q/NQ
2012	7.370159	9.526716	29.26%	0
2011*	10.000000	7.370159	-26.30%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2012	7.625564	8.015594	5.11%	0
2011*	10.000000	7.625564	-23.74%	0
ProFunds - ProFund VP Bear - Q/NQ
2012	7.828553	6.326283	-19.19%	0
2011	8.866130	7.828553	-11.70%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2012	9.239648	12.597151	36.34%	0
2011*	10.000000	9.239648	-7.60%	0
91

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bull - Q/NQ
2012	9.928403	10.956047	10.35%	0
2011	10.245296	9.928403	-3.09%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2012	9.766504	10.490706	7.42%	0
2011*	10.000000	9.766504	-2.33%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2012	9.519775	11.262574	18.31%	0
2011*	10.000000	9.519775	-4.80%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2012	8.465470	8.741283	3.26%	0
2011	10.879732	8.465470	-22.19%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2012	9.243392	10.442644	12.97%	0
2011	10.468940	9.243392	-11.71%	0
ProFunds - ProFund VP Financials - Q/NQ
2012	8.174256	9.879126	20.86%	0
2011*	10.000000	8.174256	-18.26%	0
ProFunds - ProFund VP Health Care - Q/NQ
2012	9.485402	10.790445	13.76%	0
2011*	10.000000	9.485402	-5.15%	0
ProFunds - ProFund VP Industrials - Q/NQ
2012	8.625987	9.678563	12.20%	0
2011*	10.000000	8.625987	-13.74%	0
ProFunds - ProFund VP International - Q/NQ
2012	8.907126	10.005556	12.33%	0
2011	10.730478	8.907126	-16.99%	0
ProFunds - ProFund VP Internet - Q/NQ
2012	8.355369	9.695861	16.04%	0
2011*	10.000000	8.355369	-16.45%	0
ProFunds - ProFund VP Japan - Q/NQ
2012	6.959766	8.291118	19.13%	0
2011	8.816769	6.959766	-21.06%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2012	10.465953	11.786902	12.62%	0
2011	10.645094	10.465953	-1.68%	0
92

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Oil & Gas - Q/NQ
2012	10.836399	10.803876	-0.30%	0
2011	10.936699	10.836399	-0.92%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2012	10.268889	11.129376	8.38%	0
2011*	10.000000	10.268889	2.69%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2012	8.182754	6.775063	-17.20%	0
2011*	10.000000	8.182754	-18.17%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2012	9.162923	10.402951	13.53%	0
2011*	10.000000	9.162923	-8.37%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2012	5.267953	4.750138	-9.83%	0
2011	8.698374	5.267953	-39.44%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2012	8.704424	8.082160	-7.15%	0
2011*	10.000000	8.704424	-12.96%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2012	8.829091	7.438690	-15.75%	0
2011	8.232973	8.829091	7.24%	0
ProFunds - ProFund VP Short International - Q/NQ
2012	8.321216	6.437371	-22.64%	0
2011	8.434537	8.321216	-1.34%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2012	7.433993	5.848943	-21.32%	0
2011	8.568994	7.433993	-13.25%	0
ProFunds - ProFund VP Technology - Q/NQ
2012	9.163554	9.794078	6.88%	0
2011*	10.000000	9.163554	-8.36%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2012	9.402975	10.615825	12.90%	0
2011*	10.000000	9.402975	-5.97%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2012	14.473579	14.160183	-2.17%	0
2011	10.407079	14.473579	39.07%	0
93

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2012	10.766953	13.954043	29.60%	0
2011	11.245036	10.766953	-4.25%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2012	5.499150	3.451263	-37.24%	0
2011	7.291903	5.499150	-24.59%	0
ProFunds - ProFund VP Utilities - Q/NQ
2012	10.685150	10.367724	-2.97%	0
2011*	10.000000	10.685150	6.85%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2012	3.187649	3.836596	20.36%	0
2011	4.229865	3.187649	-24.64%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2012	10.717007	11.497559	7.28%	0
2011	13.238427	10.717007	-19.05%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2012	10.724121	14.130046	31.76%	0
2011	10.006594	10.724121	7.17%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2012	6.135483	5.861087	-4.47%	0
2011	6.781946	6.135483	-9.53%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2012	11.945026	12.620979	5.66%	0
2011	10.834994	11.945026	10.24%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2012	6.924220	7.859396	13.51%	0
2011	6.549997	6.924220	5.71%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2012	6.577726	6.440212	-2.09%	0
2011	8.128041	6.577726	-19.07%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2012	9.599894	9.525051	-0.78%	0
2011	10.521827	9.599894	-8.76%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2012	9.278771	9.026653	-2.72%	0
2011	10.556201	9.278771	-12.10%	0
94

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2012	4.605131	5.428551	17.88%	0
2011	5.600047	4.605131	-17.77%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2012	4.361076	5.184119	18.87%	0
2011	5.289897	4.361076	-17.56%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2012	14.206854	14.178962	-0.20%	0
2011	10.361667	14.206854	37.11%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2012	9.534967	10.824535	13.52%	0
2011	9.398743	9.534967	1.45%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2012	9.377515	10.842146	15.62%	0
2011	10.987025	9.377515	-14.65%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2012	3.338540	2.508300	-24.87%	0
2011	4.724178	3.338540	-29.33%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2012	4.134016	3.757360	-9.11%	0
2011	6.132917	4.134016	-32.59%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2012	4.947716	3.913667	-20.90%	0
2011	5.509701	4.947716	-10.20%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2012	4.721258	3.721483	-21.18%	0
2011	5.417871	4.721258	-12.86%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2012	4.901228	3.886674	-20.70%	0
2011	5.474412	4.901228	-10.47%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2012	6.416592	5.161369	-19.56%	0
2011	7.279706	6.416592	-11.86%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2012	5.340084	6.214356	16.37%	0
2011	7.756053	5.340084	-31.15%	0
95

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Leisure Fund - Q/NQ
2012	8.082013	9.500524	17.55%	0
2011	8.140501	8.082013	-0.72%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2012	7.967736	9.598485	20.47%	0
2011	8.897846	7.967736	-10.45%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2012	9.006287	11.704594	29.96%	0
2011	9.357073	9.006287	-3.75%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2012	10.884860	12.315528	13.14%	0
2011	10.993810	10.884860	-0.99%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2012	6.565331	7.776540	18.45%	0
2011	6.855006	6.565331	-4.23%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2012	10.248129	9.522744	-7.08%	0
2011	13.944156	10.248129	-26.51%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2012	6.782423	7.777288	14.67%	0
2011	6.843928	6.782423	-0.90%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2012	9.619406	10.883756	13.14%	0
2011	9.426961	9.619406	2.04%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2012	6.484969	7.672371	18.31%	0
2011	7.620835	6.484969	-14.90%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2012	5.077479	6.365615	25.37%	0
2011	5.455071	5.077479	-6.92%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2012	9.935288	10.907902	9.79%	0
2011	10.365285	9.935288	-4.15%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2012	7.569982	8.965220	18.43%	0
2011	8.067387	7.569982	-6.17%	0
96

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2012	12.567252	14.131662	12.45%	0
2011	13.054395	12.567252	-3.73%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2012	8.214312	9.311173	13.35%	0
2011	9.129529	8.214312	-10.02%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2012	10.041449	10.761582	7.17%	0
2011	10.010135	10.041449	0.31%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2012	7.433814	8.670823	16.64%	0
2011	8.471267	7.433814	-12.25%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2012	5.904037	5.361155	-9.20%	0
2011	6.363495	5.904037	-7.22%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2012	8.210045	8.908247	8.50%	0
2011	9.330628	8.210045	-12.01%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2012	6.621339	6.727346	1.60%	0
2011	7.982524	6.621339	-17.05%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2012	7.391894	8.421673	13.93%	0
2011	8.582319	7.391894	-13.87%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2012	9.948485	9.747033	-2.02%	0
2011	8.827993	9.948485	12.69%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2012	8.971176	8.760351	-2.35%	0
2011	9.611718	8.971176	-6.66%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	10.190761	11.639267	14.21%	0
2011*	10.000000	10.190761	1.91%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2012	8.193830	10.316726	25.91%	0
2011*	10.000000	8.193830	-18.06%	0
97

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2012	8.779921	9.672323	10.16%	0
2011*	10.000000	8.779921	-12.20%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	7.600402	7.613537	0.17%	0
2011*	10.000000	7.600402	-24.00%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2012	9.491826	9.319285	-1.82%	0
2011*	10.000000	9.491826	-5.08%	0
98

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
99

When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
There are income limitations on eligibility to participate in a Roth IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
100

•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
101

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;
•	it is attributable to the contract owner's disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule generally is satisfied if the distribution is not made within the five-year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
102

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner's investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
103

•	the result of a contract owner's death;
•	the result of a contract owner's disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
104

Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable to the extent of the value of the property, other than the annuity contract received in the exchange.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Code Sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual reatirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
•	In addition, under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
105

(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien's country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
a)	an individual who is two or more generations younger than the contract owner; or
b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
106

Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within five years of the contract owner's death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
107

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner's entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
108

(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
109

America's marketFLEX® II Annuity
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2013
Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-4
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2013. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021, or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-4 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $168.3 billion as of December 31, 2012.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-4 and the consolidated financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).

Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2012. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
The following Sub-Accounts were added to the Variable Account after December 31, 2012; therefore, no Condensed Financial Information is available:
•	American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Mutual Global Discovery Securities Fund: Class 2
•	Guggenheim SBL Fund - Series F (Floating Rate Strategies Series)
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II
•	Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II
•	Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
•	Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2
•	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2012	9.086782	10.173133	11.96%	11,054
2011*	10.000000	9.086782	-9.13%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	10.642847	11.285706	6.04%	36,213
2011*	10.000000	10.642847	6.43%	25,285
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2012	11.951482	13.541764	13.31%	24,242
2011	11.737408	11.951482	1.82%	26,965
2010	10.412815	11.737408	12.72%	21,579
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2012	13.531097	15.309116	13.14%	28,416
2011	13.564420	13.531097	-0.25%	23,883
2010	12.110444	13.564420	12.01%	26,147
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	10.109280	10.977568	8.59%	97,732
2011	10.623709	10.109280	-4.84%	96,080
2010*	10.000000	10.623709	6.24%	91,315
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2012	10.219739	9.880236	-3.32%	11,506
2011	11.847747	10.219739	-13.74%	16,915
2010*	10.000000	11.847747	18.48%	6,173

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2012*	10.000000	10.494449	4.94%	779,188
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2012	9.099785	10.085220	10.83%	7,260
2011*	10.000000	9.099785	-9.00%	2,699
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2012	11.664198	13.482415	15.59%	9,329
2011	11.728892	11.664198	-0.55%	4,059
2010	10.336732	11.728892	13.47%	1,528
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2012	10.812869	12.215591	12.97%	4,144
2011	10.951851	10.812869	-1.27%	3,156
2010	8.954058	10.951851	22.31%	713
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2012*	10.000000	10.583980	5.84%	4,496
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	10.134164	11.541588	13.89%	38,364
2011	10.422891	10.134164	-2.77%	38,024
2010*	10.000000	10.422891	4.23%	22,893
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
2012	9.839038	10.943608	11.23%	3,423
2011	10.409534	9.839038	-5.48%	1,589
2010*	10.000000	10.409534	4.10%	892
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
2012	9.936623	10.568546	6.36%	107,586
2011	10.194884	9.936623	-2.53%	26,503
2010*	10.000000	10.194884	1.95%	31,517
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
2012	9.738018	10.580101	8.65%	42,588
2011	10.145668	9.738018	-4.02%	43,173
2010*	10.000000	10.145668	1.46%	40,281
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2012	9.061351	10.174273	12.28%	33,115
2011	9.898470	9.061351	-8.46%	30,251
2010	8.706017	9.898470	13.70%	30,337
2009	6.324103	8.706017	37.66%	0
2008	11.253212	6.324103	-43.80%	0

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2012	9.482023	10.373294	9.40%	42,791
2011	9.628479	9.482023	-1.52%	14,228
2010	8.785157	9.628479	9.60%	14,249
2009	7.257467	8.785157	21.05%	564
2008	10.510160	7.257467	-30.95%	0
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2012	8.779256	9.745667	11.01%	26,990
2011	9.280944	8.779256	-5.41%	25,926
2010	8.262290	9.280944	12.33%	25,983
2009	6.161401	8.262290	34.10%	7,012
2008	10.783086	6.161401	-42.86%	0
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
2012	8.600679	8.672399	0.83%	31,069
2011	9.801456	8.600679	-12.25%	51,247
2010*	10.000000	9.801456	-1.99%	88,566
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
2012	8.769573	8.991697	2.53%	41,854
2011	9.581057	8.769573	-8.47%	55,691
2010*	10.000000	9.581057	-4.19%	40,057
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2012	7.922204	6.946406	-12.32%	24,510
2011	8.779742	7.922204	-9.77%	23,841
2010	9.216771	8.779742	-4.74%	16,128
2009	9.723797	9.216771	-5.21%	24,808
2008*	10.000000	9.723797	-2.76%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2012	8.921904	9.006135	0.94%	38,715
2011	8.739110	8.921904	2.09%	22,741
2010	8.334476	8.739110	4.85%	14,640
2009	8.726543	8.334476	-4.49%	15,530
2008	10.872471	8.726543	-19.74%	9,214
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
2012	12.043507	12.419591	3.12%	7,987
2011	13.052213	12.043507	-7.73%	19,662
2010	11.885195	13.052213	9.82%	18,475
2009	9.454987	11.885195	25.70%	5,117
2008	16.156237	9.454987	-41.48%	5,448
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	9.570373	11.262704	17.68%	130,222
2011	10.443862	9.570373	-8.36%	122,125
2010*	10.000000	10.443862	4.44%	67,187

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2012	9.472553	10.220431	7.90%	7,137
2011*	10.000000	9.472553	-5.27%	4,851
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.329975	10.661065	14.27%	3,156
2011*	10.000000	9.329975	-6.70%	4,605
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.182507	14.931964	13.27%	26,823
2011	12.859409	13.182507	2.51%	466,528
2010	11.507674	12.859409	11.75%	129,583
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	9.935672	11.396019	14.70%	3,340
2011	10.746668	9.935672	-7.55%	467
2010*	10.000000	10.746668	7.47%	573
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	10.205513	11.192329	9.67%	18,350
2011	10.475331	10.205513	-2.58%	3,356
2010*	10.000000	10.475331	4.75%	657
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	10.101421	11.335714	12.22%	551
2011	10.594298	10.101421	-4.65%	744
2010*	10.000000	10.594298	5.94%	744
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.305684	10.939682	6.15%	75,130
2011	10.290653	10.305684	0.15%	5,617
2010*	10.000000	10.290653	2.91%	2,228
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	10.154316	11.267447	10.96%	46,490
2011	10.528169	10.154316	-3.55%	49,924
2010*	10.000000	10.528169	5.28%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	10.035123	11.354772	13.15%	10,603
2011	10.659863	10.035123	-5.86%	22,983
2010*	10.000000	10.659863	6.60%	4,687
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.254850	11.143449	8.67%	0
2011	10.412543	10.254850	-1.51%	0
2010*	10.000000	10.412543	4.13%	0

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	10.265261	10.858155	5.78%	3,427
2011*	10.000000	10.265261	2.65%	8,357
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	8.642042	10.004633	15.77%	7,405
2011	11.276342	8.642042	-23.36%	5,278
2010*	10.000000	11.276342	12.76%	11,359
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
2012	14.415190	14.667403	1.75%	35,781
2011	13.609210	14.415190	5.92%	28,860
2010	13.151469	13.609210	3.48%	12,678
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
2012	12.109012	13.861136	14.47%	17,997
2011	12.764552	12.109012	-5.14%	14,167
2010	11.282446	12.764552	13.14%	742
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
2012	10.364916	11.205238	8.11%	10,415
2011	10.405091	10.364916	-0.39%	0
2010*	10.000000	10.405091	4.05%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
2012	10.273665	11.392918	10.89%	4,726
2011	10.506827	10.273665	-2.22%	18,446
2010*	10.000000	10.506827	5.07%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
2012	12.257378	12.728269	3.84%	52,777
2011	12.057575	12.257378	1.66%	49,721
2010	11.526509	12.057575	4.61%	10,550
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
2012	12.438639	13.614658	9.45%	26,924
2011	12.600683	12.438639	-1.29%	19,832
2010	11.510526	12.600683	9.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
2012	12.367391	13.890320	12.31%	3,707
2011	12.798019	12.367391	-3.36%	3,707
2010	11.477424	12.798019	11.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
2012	12.539712	13.368682	6.61%	102,752
2011	12.428968	12.539712	0.89%	107,185
2010	11.604007	12.428968	7.11%	100,762

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2012	9.745200	9.623055	-1.25%	1,157,921
2011	9.868210	9.745200	-1.25%	1,552,043
2010	9.993110	9.868210	-1.25%	600,666
2009*	10.000000	9.993110	-0.07%	85,270
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	9.957142	11.358408	14.07%	2,306
2011	11.156584	9.957142	-10.75%	1,695
2010*	10.000000	11.156584	11.57%	1,612
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.774112	10.132471	15.48%	5,558
2011	10.627936	8.774112	-17.44%	4,116
2010*	10.000000	10.627936	6.28%	5,934
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	10.299743	11.812271	14.69%	2,118
2011	10.778258	10.299743	-4.44%	1,434
2010*	10.000000	10.778258	7.78%	1,006
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	9.528341	11.064155	16.12%	1,322
2011	10.274699	9.528341	-7.26%	916
2010*	10.000000	10.274699	2.75%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	10.602349	12.002722	13.21%	9,360
2011	11.236421	10.602349	-5.64%	0
2010*	10.000000	11.236421	12.36%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	10.407717	11.957237	14.89%	2,582
2011	10.789657	10.407717	-3.54%	0
2010*	10.000000	10.789657	7.90%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
2012	10.168463	11.384265	11.96%	0
2011	10.364456	10.168463	-1.89%	3,693
2010	8.369031	10.364456	23.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
2012	13.562050	16.148304	19.07%	2,032
2011	14.480987	13.562050	-6.35%	2,728
2010	11.586182	14.480987	24.98%	1,154
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
2012	14.915466	17.008419	14.03%	5,080
2011	15.990625	14.915466	-6.72%	5,580
2010	12.918236	15.990625	23.78%	4,357

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
2012	11.290427	12.746243	12.89%	450
2011	11.343870	11.290427	-0.47%	3,026
2010	10.123563	11.343870	12.05%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.959272	10.181007	2.23%	49,652
2011*	10.000000	9.959272	-0.41%	62,841
Northern Lights Variable Trust - Mariner Hyman Beck Portfolio: Class 2 Shares - Q/NQ
2012*	10.000000	9.632538	-3.67%	18,536
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2012*	10.000000	10.219045	2.19%	82,899
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012	9.538731	10.813943	13.37%	28,411
2011*	10.000000	9.538731	-4.61%	4,310
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2012	11.192655	11.618735	3.81%	33,831
2011	12.258830	11.192655	-8.70%	34,833
2010*	10.000000	12.258830	22.59%	21,111
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2012	11.121883	12.933761	16.29%	35,297
2011	10.603725	11.121883	4.89%	22,122
2010*	10.000000	10.603725	6.04%	14,597
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	11.664977	12.121494	3.91%	15,717
2011	10.895255	11.664977	7.06%	20,503
2010*	10.000000	10.895255	8.95%	10,632
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2012	11.556858	12.195200	5.52%	31,085
2011	10.890759	11.556858	6.12%	32,189
2010*	10.000000	10.890759	8.91%	15,203
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2012	10.801586	12.180269	12.76%	482,792
2011	10.595317	10.801586	1.95%	113,907
2010*	10.000000	10.595317	5.95%	39,285
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	9.827266	10.262115	4.42%	27,164
2011*	10.000000	9.827266	-1.73%	40,094

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	10.007389	10.820820	8.13%	134,779
2011*	10.000000	10.007389	0.07%	24,549
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2012	8.453550	9.320906	10.26%	18,842
2011	11.206950	8.453550	-24.57%	22,274
2010*	10.000000	11.206950	12.07%	25,202
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2012	10.474393	11.966523	14.25%	102,567
2011	10.826497	10.474393	-3.25%	27,813
2010*	10.000000	10.826497	8.26%	5,318
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2012	11.051445	12.454443	12.70%	338,614
2011	10.892046	11.051445	1.46%	11,751
2010*	10.000000	10.892046	8.92%	37,932
ProFunds - ProFund VP Asia 30 - Q/NQ
2012	8.019287	9.144427	14.03%	23,565
2011	11.123679	8.019287	-27.91%	10,782
2010*	10.000000	11.123679	11.24%	17,124
ProFunds - ProFund VP Banks - Q/NQ
2012	7.463517	9.831990	31.73%	20,070
2011*	10.000000	7.463517	-25.36%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2012	7.722043	8.272384	7.13%	22,158
2011*	10.000000	7.722043	-22.78%	382
ProFunds - ProFund VP Bear - Q/NQ
2012	8.078346	6.653233	-17.64%	1,385
2011	8.978092	8.078346	-10.02%	6,492
2010*	10.000000	8.978092	-10.22%	6,762
ProFunds - ProFund VP Biotechnology - Q/NQ
2012	9.356338	13.000133	38.94%	286,311
2011*	10.000000	9.356338	-6.44%	2,204
ProFunds - ProFund VP Bull - Q/NQ
2012	10.245204	11.521974	12.46%	103,367
2011	10.374545	10.245204	-1.25%	20,887
2010*	10.000000	10.374545	3.75%	1,860
ProFunds - ProFund VP Consumer Goods - Q/NQ
2012	9.889818	10.826479	9.47%	11,872
2011*	10.000000	9.889818	-1.10%	3,530

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Services - Q/NQ
2012	9.639985	11.623022	20.57%	10,382
2011*	10.000000	9.639985	-3.60%	3,003
ProFunds - ProFund VP Emerging Markets - Q/NQ
2012	8.735710	9.193037	5.24%	41,832
2011	11.016897	8.735710	-20.71%	120,746
2010*	10.000000	11.016897	10.17%	13,812
ProFunds - ProFund VP Europe 30 - Q/NQ
2012	9.538547	10.982243	15.14%	12,021
2011	10.601030	9.538547	-10.02%	78
2010*	10.000000	10.601030	6.01%	0
ProFunds - ProFund VP Financials - Q/NQ
2012	8.277686	10.195527	23.17%	4,811
2011*	10.000000	8.277686	-17.22%	0
ProFunds - ProFund VP Health Care - Q/NQ
2012	9.605187	11.135770	15.93%	15,458
2011*	10.000000	9.605187	-3.95%	9,749
ProFunds - ProFund VP Industrials - Q/NQ
2012	8.735021	9.988447	14.35%	2,428
2011*	10.000000	8.735021	-12.65%	0
ProFunds - ProFund VP International - Q/NQ
2012	9.191529	10.522582	14.48%	15,590
2011	10.865769	9.191529	-15.41%	9,089
2010*	10.000000	10.865769	8.66%	2,146
ProFunds - ProFund VP Internet - Q/NQ
2012	8.460964	10.006293	18.26%	16,467
2011*	10.000000	8.460964	-15.39%	3,092
ProFunds - ProFund VP Japan - Q/NQ
2012	7.182064	8.719727	21.41%	26,033
2011	8.928055	7.182064	-19.56%	305
2010*	10.000000	8.928055	-10.72%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2012	10.799769	12.395527	14.78%	8,416
2011	10.779340	10.799769	0.19%	9,956
2010*	10.000000	10.779340	7.79%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2012	11.182185	11.362014	1.61%	37,573
2011	11.074686	11.182185	0.97%	35,458
2010*	10.000000	11.074686	10.75%	12,020

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2012	10.398470	11.485480	10.45%	5,658
2011*	10.000000	10.398470	3.98%	588
ProFunds - ProFund VP Precious Metals - Q/NQ
2012	8.286126	6.992044	-15.62%	13,100
2011*	10.000000	8.286126	-17.14%	16,392
ProFunds - ProFund VP Real Estate - Q/NQ
2012	9.278706	10.735930	15.71%	17,064
2011*	10.000000	9.278706	-7.21%	12,765
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2012	5.436422	4.996009	-8.10%	42,836
2011	8.808381	5.436422	-38.28%	3,249
2010*	10.000000	8.808381	-11.92%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2012	8.814433	8.341141	-5.37%	0
2011*	10.000000	8.814433	-11.86%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2012	9.110755	7.823040	-14.13%	3,731
2011	8.337030	9.110755	9.28%	119
2010*	10.000000	8.337030	-16.63%	0
ProFunds - ProFund VP Short International - Q/NQ
2012	8.586625	6.770017	-21.16%	3,623
2011	8.541117	8.586625	0.53%	106
2010*	10.000000	8.541117	-14.59%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2012	7.671316	6.151372	-19.81%	5,635
2011	8.677247	7.671316	-11.59%	282
2010*	10.000000	8.677247	-13.23%	382
ProFunds - ProFund VP Technology - Q/NQ
2012	9.279262	10.107502	8.93%	14,003
2011*	10.000000	9.279262	-7.21%	4,528
ProFunds - ProFund VP Telecommunications - Q/NQ
2012	9.521733	10.955552	15.06%	329,183
2011*	10.000000	9.521733	-4.78%	274
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2012	14.935242	14.891584	-0.29%	17,777
2011	10.538388	14.935242	41.72%	16,407
2010*	10.000000	10.538388	5.38%	9,506

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2012	11.110441	14.674432	32.08%	2,021
2011	11.386795	11.110441	-2.43%	1,964
2010*	10.000000	11.386795	13.87%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2012	5.674888	3.629919	-36.04%	10,096
2011	7.384153	5.674888	-23.15%	2,901
2010*	10.000000	7.384153	-26.16%	2,165
ProFunds - ProFund VP Utilities - Q/NQ
2012	10.819989	10.699551	-1.11%	9,047
2011*	10.000000	10.819989	8.20%	7,407
Rydex Variable Trust - Banking Fund - Q/NQ
2012	5.366070	6.582094	22.66%	4,033
2011	6.987203	5.366070	-23.20%	5,370
2010	6.259472	6.987203	11.63%	19,228
2009	6.564184	6.259472	-4.64%	6,469
2008	11.298419	6.564184	-41.90%	179
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2012	20.830941	22.775805	9.34%	9,728
2011	25.250373	20.830941	-17.50%	12,730
2010	20.185542	25.250373	25.09%	17,539
2009	13.148897	20.185542	53.52%	4,665
2008	24.387050	13.148897	-46.08%	3,173
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2012	11.302467	15.176828	34.28%	21,255
2011	10.349198	11.302467	9.21%	14,356
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2012	5.057916	4.924226	-2.64%	93,931
2011	5.486341	5.057916	-7.81%	81,945
2010	5.142806	5.486341	6.68%	85,704
2009	4.668179	5.142806	10.17%	41,105
2008	9.273788	4.668179	-49.66%	3,261
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2012	19.221139	20.697485	7.68%	17,767
2011	17.109167	19.221139	12.34%	6,999
2010	14.772605	17.109167	15.82%	5,267
2009	12.558633	14.772605	17.63%	3,708
2008	16.600605	12.558633	-24.35%	623

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2012	9.542892	11.038998	15.68%	65,917
2011	8.858346	9.542892	7.73%	99,497
2010	7.200191	8.858346	23.03%	44,644
2009	5.327208	7.200191	35.16%	11,127
2008	14.091298	5.327208	-62.20%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2012	6.966486	6.951529	-0.21%	1,137
2011	8.447271	6.966486	-17.53%	3,145
2010	7.808115	8.447271	8.19%	5,879
2009	4.601128	7.808115	69.70%	11,871
2008	9.339702	4.601128	-50.74%	4,508
Rydex Variable Trust - Energy Fund - Q/NQ
2012	22.145359	22.393290	1.12%	25,855
2011	23.818054	22.145359	-7.02%	27,990
2010	20.259329	23.818054	17.57%	25,950
2009	14.812883	20.259329	36.77%	10,579
2008	27.797135	14.812883	-46.71%	2,537
Rydex Variable Trust - Energy Services Fund - Q/NQ
2012	25.318089	25.101807	-0.85%	19,940
2011	28.264646	25.318089	-10.42%	23,463
2010	22.707437	28.264646	24.47%	19,776
2009	14.157731	22.707437	60.39%	11,330
2008	33.816754	14.157731	-58.13%	1,858
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2012	8.380211	10.067593	20.14%	21,658
2011	9.999771	8.380211	-16.20%	1,419
2010	11.349246	9.999771	-11.89%	9,949
2009	8.472441	11.349246	33.95%	109
2008	19.007539	8.472441	-55.43%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2012	7.018125	8.502239	21.15%	29,524
2011	8.353507	7.018125	-15.99%	23,627
2010	7.396729	8.353507	12.94%	20,673
2009	6.258573	7.396729	18.19%	6,290
2008	12.198834	6.258573	-48.70%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2012	19.138004	19.466090	1.71%	69,059
2011	13.697385	19.138004	39.72%	17,651
2010	12.598023	13.697385	8.73%	4,847
2009	18.635489	12.598023	-32.40%	2,794
2008	13.030479	18.635489	43.01%	719

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Health Care Fund - Q/NQ
2012	12.146719	14.053357	15.70%	24,846
2011	11.749377	12.146719	3.38%	21,260
2010	11.143762	11.749377	5.43%	17,768
2009	9.053371	11.143762	23.09%	9,528
2008	12.201091	9.053371	-25.80%	3,291
Rydex Variable Trust - Internet Fund - Q/NQ
2012	15.479999	18.240292	17.83%	10,864
2011	17.797628	15.479999	-13.02%	4,367
2010	14.922871	17.797628	19.26%	9,738
2009	9.111440	14.922871	63.78%	5,321
2008	16.738454	9.111440	-45.57%	3,307
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2012	2.632778	2.015962	-23.43%	41,166
2011	3.655826	2.632778	-27.98%	26,663
2010	5.310840	3.655826	-31.16%	24,082
2009	9.716773	5.310840	-45.34%	7,646
2008	6.117694	9.716773	58.83%	943
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2012	3.932200	3.642416	-7.37%	123,281
2011	5.724291	3.932200	-31.31%	61,535
2010	6.648327	5.724291	-13.90%	65,540
2009	5.638044	6.648327	17.92%	23,365
2008	8.180951	5.638044	-31.08%	3,597
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2012	4.169915	3.361628	-19.38%	0
2011	4.556811	4.169915	-8.49%	1,189
2010	6.176587	4.556811	-26.22%	1,427
2009	9.664175	6.176587	-36.09%	0
2008	7.280471	9.664175	32.74%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2012	2.507134	2.014101	-19.67%	22,524
2011	2.823268	2.507134	-11.20%	2,415
2010	3.631330	2.823268	-22.25%	4,642
2009	6.136922	3.631330	-40.83%	474
2008	4.198329	6.136922	46.18%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2012	3.915738	3.164690	-19.18%	2,911
2011	4.291956	3.915738	-8.77%	44,841
2010	6.005346	4.291956	-28.53%	41,636
2009	9.057470	6.005346	-33.70%	2,000
2008	7.355722	9.057470	23.14%	0

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2012	4.706009	3.857945	-18.02%	8,369
2011	5.239273	4.706009	-10.18%	19,141
2010	6.389159	5.239273	-18.00%	39,642
2009	8.930391	6.389159	-28.46%	280
2008	6.494466	8.930391	37.51%	901
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2012	7.386457	8.760303	18.60%	17,390
2011	10.526976	7.386457	-29.83%	919
2010	9.211488	10.526976	14.28%	4,884
2009	7.542476	9.211488	22.13%	0
2008	11.395820	7.542476	-33.81%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2012	15.617575	18.709984	19.80%	3,705
2011	15.436433	15.617575	1.17%	3,555
2010	11.992604	15.436433	28.72%	13,825
2009	8.882392	11.992604	35.02%	4,404
2008	17.669730	8.882392	-49.73%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2012	17.484301	21.465723	22.77%	24,953
2011	19.159877	17.484301	-8.75%	3,578
2010	14.105347	19.159877	35.83%	7,863
2009	9.372979	14.105347	50.49%	385
2008	21.016454	9.372979	-55.40%	34
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2012	9.918897	13.137020	32.44%	52,670
2011	10.112541	9.918897	-1.91%	75,172
2010	7.480203	10.112541	35.19%	40,846
2009	3.477788	7.480203	115.09%	13,395
2008	12.853455	3.477788	-72.94%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2012	15.587890	17.974058	15.31%	13,255
2011	15.449711	15.587890	0.89%	12,844
2010	13.204365	15.449711	17.00%	7,750
2009	8.796964	13.204365	50.10%	9,935
2008	15.336641	8.796964	-42.64%	1,251
Rydex Variable Trust - Nova Fund - Q/NQ
2012	9.334031	11.267516	20.71%	24,635
2011	9.563578	9.334031	-2.40%	29,396
2010	8.072756	9.563578	18.47%	10,101
2009	6.032865	8.072756	33.81%	2,989
2008	13.419911	6.032865	-55.05%	0

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2012	24.696729	23.387929	-5.30%	46,357
2011	32.974651	24.696729	-25.10%	41,790
2010	24.183471	32.974651	36.35%	37,345
2009	16.409633	24.183471	47.37%	2,969
2008	27.049269	16.409633	-39.33%	2,686
Rydex Variable Trust - Real Estate Fund - Q/NQ
2012	16.290226	19.037060	16.86%	16,568
2011	16.130710	16.290226	0.99%	12,568
2010	13.081904	16.130710	23.31%	17,709
2009	10.575556	13.081904	23.70%	8,168
2008	18.351572	10.575556	-42.37%	1,016
Rydex Variable Trust - Retailing Fund - Q/NQ
2012	15.685797	18.087081	15.31%	3,526
2011	15.084682	15.685797	3.98%	4,786
2010	12.206839	15.084682	23.58%	8,323
2009	8.570883	12.206839	42.42%	3,456
2008	12.944411	8.570883	-33.79%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2012	13.677109	16.490880	20.57%	12,197
2011	15.771742	13.677109	-13.28%	3,695
2010	11.586205	15.771742	36.13%	3,756
2009	8.801095	11.586205	31.65%	46
2008	18.326477	8.801095	-51.98%	1,106
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2012	7.300662	9.327865	27.77%	21,487
2011	7.696795	7.300662	-5.15%	433,561
2010	6.212080	7.696795	23.90%	215,001
2009	4.297663	6.212080	44.55%	3,108
2008	13.594300	4.297663	-68.39%	10,632
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2012	11.676350	13.064723	11.89%	21,494
2011	11.953953	11.676350	-2.32%	16,479
2010	9.681660	11.953953	23.47%	104,436
2009	6.658766	9.681660	45.40%	4,531
2008	11.206080	6.658766	-40.58%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2012	10.722637	12.941929	20.70%	42,360
2011	11.213399	10.722637	-4.38%	11,561
2010	9.437806	11.213399	18.81%	6,233
2009	6.318639	9.437806	49.36%	4,007
2008	12.462382	6.318639	-49.30%	0

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2012	16.203326	18.568943	14.60%	23,506
2011	16.516668	16.203326	-1.90%	15,766
2010	12.615535	16.516668	30.92%	94,755
2009	8.146562	12.615535	54.86%	1,852
2008	12.919858	8.146562	-36.95%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2012	12.323523	14.236385	15.52%	9,765
2011	13.440291	12.323523	-8.31%	5,057
2010	11.329630	13.440291	18.63%	3,202
2009	7.389909	11.329630	53.31%	4,097
2008	13.275978	7.389909	-44.34%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2012	13.729701	14.995904	9.22%	7,449
2011	13.430999	13.729701	2.22%	5,435
2010	10.846015	13.430999	23.83%	38,374
2009	8.198315	10.846015	32.30%	425
2008	12.640301	8.198315	-35.14%	54
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2012	10.953829	13.020981	18.87%	19,523
2011	12.248971	10.953829	-10.57%	16,256
2010	9.915264	12.248971	23.54%	10,113
2009	6.187772	9.915264	60.24%	7,368
2008	11.090354	6.187772	-44.21%	190
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2012	6.169182	5.709242	-7.46%	8,565
2011	6.525103	6.169182	-5.45%	3,615
2010	6.919484	6.525103	-5.70%	971
2009	8.325731	6.919484	-16.89%	15,777
2008	7.986798	8.325731	4.24%	1,121
Rydex Variable Trust - Technology Fund - Q/NQ
2012	12.169592	13.457266	10.58%	12,407
2011	13.571940	12.169592	-10.33%	9,157
2010	12.267417	13.571940	10.63%	7,683
2009	7.983557	12.267417	53.66%	9,765
2008	14.810368	7.983557	-46.09%	645
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2012	7.486243	7.751709	3.55%	21,875
2011	8.856342	7.486243	-15.47%	14,364
2010	7.831914	8.856342	13.08%	4,608
2009	6.163218	7.831914	27.08%	7,334
2008	11.417967	6.163218	-46.02%	0

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Transportation Fund - Q/NQ
2012	14.316474	16.623004	16.11%	3,520
2011	16.310980	14.316474	-12.23%	5,256
2010	13.306115	16.310980	22.58%	5,463
2009	11.478842	13.306115	15.92%	5,636
2008	15.552839	11.478842	-26.19%	654
Rydex Variable Trust - Utilities Fund - Q/NQ
2012	12.235828	12.217547	-0.15%	22,081
2011	10.654862	12.235828	14.84%	20,533
2010	10.094976	10.654862	5.55%	7,190
2009	8.983361	10.094976	12.37%	10,579
2008	12.917495	8.983361	-30.46%	4,014
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2012	10.567208	10.516346	-0.48%	14,985
2011	11.109946	10.567208	-4.89%	10,551
2010	11.918988	11.109946	-6.79%	5,857
2009	11.321932	11.918988	5.27%	275
2008	13.063995	11.321932	-13.33%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	10.319350	12.011630	16.40%	7,363
2011*	10.000000	10.319350	3.19%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2012	8.297462	10.647049	28.32%	13,382
2011*	10.000000	8.297462	-17.03%	1,053
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2012	8.890872	9.981973	12.27%	4,274
2011*	10.000000	8.890872	-11.09%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	7.696585	7.857497	2.09%	13,436
2011*	10.000000	7.696585	-23.03%	5,722
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2012	9.611631	9.617585	0.06%	216,320
2011*	10.000000	9.611631	-3.88%	176,972

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2012	9.074560	10.138809	11.73%	0
2011*	10.000000	9.074560	-9.25%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	10.628563	11.247684	5.83%	11,541
2011*	10.000000	10.628563	6.29%	1,220
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2012	11.719517	13.251975	13.08%	0
2011	11.532912	11.719517	1.62%	0
2010	10.252137	11.532912	12.49%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2012	13.268478	14.981513	12.91%	0
2011	13.328088	13.268478	-0.45%	0
2010	11.923569	13.328088	11.78%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	10.075299	10.918468	8.37%	16,350
2011	10.609433	10.075299	-5.03%	20,666
2010*	10.000000	10.609433	6.09%	1,053
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2012	10.185397	9.827052	-3.52%	83
2011	11.831847	10.185397	-13.92%	0
2010*	10.000000	11.831847	18.32%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2012*	10.000000	10.480275	4.80%	128,900
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2012	9.087542	10.051208	10.60%	2,994
2011*	10.000000	9.087542	-9.12%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2012	11.437755	13.193834	15.35%	4,767
2011	11.524484	11.437755	-0.75%	0
2010	10.177187	11.524484	13.24%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2012	10.602988	11.954184	12.74%	328
2011	10.761030	10.602988	-1.47%	0
2010	8.815872	10.761030	22.06%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2012*	10.000000	10.569697	5.70%	974

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	10.100087	11.479429	13.66%	2,132
2011	10.408891	10.100087	-2.97%	0
2010*	10.000000	10.408891	4.09%	0
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
2012	9.805966	10.884680	11.00%	0
2011	10.395556	9.805966	-5.67%	0
2010*	10.000000	10.395556	3.96%	0
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
2012	9.903236	10.511660	6.14%	695
2011	10.181198	9.903236	-2.73%	614
2010*	10.000000	10.181198	1.81%	614
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
2012	9.705277	10.523125	8.43%	0
2011	10.132043	9.705277	-4.21%	0
2010*	10.000000	10.132043	1.32%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2012	8.968609	10.049706	12.05%	0
2011	9.817010	8.968609	-8.64%	0
2010	8.651872	9.817010	13.47%	0
2009	6.297534	8.651872	37.39%	0
2008	11.228749	6.297534	-43.92%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2012	9.385024	10.246338	9.18%	0
2011	9.549268	9.385024	-1.72%	0
2010	8.730554	9.549268	9.38%	0
2009	7.226992	8.730554	20.80%	0
2008	10.487300	7.226992	-31.09%	0
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2012	8.696558	9.634275	10.78%	0
2011	9.212130	8.696558	-5.60%	0
2010	8.217661	9.212130	12.10%	0
2009	6.140564	8.217661	33.83%	0
2008	10.768485	6.140564	-42.98%	0
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
2012	8.571760	8.625691	0.63%	1,413
2011	9.788290	8.571760	-12.43%	404
2010*	10.000000	9.788290	-2.12%	404
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
2012	8.740081	8.943269	2.32%	1,510
2011	9.568182	8.740081	-8.65%	1,584
2010*	10.000000	9.568182	-4.32%	1,584

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2012	7.873390	6.889578	-12.50%	0
2011	8.743312	7.873390	-9.95%	0
2010	9.197148	8.743312	-4.93%	0
2009	9.722772	9.197148	-5.41%	0
2008*	10.000000	9.722772	-2.77%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2012	8.812504	8.877648	0.74%	7,963
2011	8.649414	8.812504	1.89%	568
2010	8.265665	8.649414	4.64%	0
2009	8.672075	8.265665	-4.69%	0
2008	10.826555	8.672075	-19.90%	0
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
2012	11.809772	12.153818	2.91%	1,919
2011	12.824810	11.809772	-7.91%	929
2010	11.701797	12.824810	9.60%	929
2009	9.327991	11.701797	25.45%	929
2008	15.971666	9.327991	-41.60%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	9.538198	11.202059	17.44%	4,521
2011	10.429841	9.538198	-8.55%	2,435
2010*	10.000000	10.429841	4.30%	2,111
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2012	9.459812	10.185960	7.68%	914
2011*	10.000000	9.459812	-5.40%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.317421	10.625107	14.03%	83
2011*	10.000000	9.317421	-6.83%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.016820	14.714351	13.04%	0
2011	12.723481	13.016820	2.31%	42,504
2010	11.409143	12.723481	11.52%	8,369
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	9.902267	11.334655	14.47%	0
2011	10.732237	9.902267	-7.73%	0
2010*	10.000000	10.732237	7.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	10.171212	11.132067	9.45%	0
2011	10.461264	10.171212	-2.77%	0
2010*	10.000000	10.461264	4.61%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	10.067471	11.274684	11.99%	0
2011	10.580070	10.067471	-4.84%	0
2010*	10.000000	10.580070	5.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.271049	10.880771	5.94%	1,146
2011	10.276826	10.271049	-0.06%	1,389
2010*	10.000000	10.276826	2.77%	1,042
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	10.120187	11.206784	10.74%	580
2011	10.514042	10.120187	-3.75%	0
2010*	10.000000	10.514042	5.14%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	10.001373	11.293614	12.92%	0
2011	10.645545	10.001373	-6.05%	0
2010*	10.000000	10.645545	6.46%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.220374	11.083431	8.44%	0
2011	10.398550	10.220374	-1.71%	0
2010*	10.000000	10.398550	3.99%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	10.251478	10.821564	5.56%	2,086
2011*	10.000000	10.251478	2.51%	393
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	8.612975	9.950756	15.53%	0
2011	11.261210	8.612975	-23.52%	0
2010*	10.000000	11.261210	12.61%	307
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
2012	14.135505	14.353613	1.54%	5,353
2011	13.372151	14.135505	5.71%	2,442
2010	12.948618	13.372151	3.27%	727
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
2012	11.922404	13.619841	14.24%	0
2011	12.593310	11.922404	-5.33%	0
2010	11.153652	12.593310	12.91%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
2012	10.330080	11.144916	7.89%	0
2011	10.391120	10.330080	-0.59%	0
2010*	10.000000	10.391120	3.91%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
2012	10.239123	11.331552	10.67%	0
2011	10.492708	10.239123	-2.42%	0
2010*	10.000000	10.492708	4.93%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
2012	12.068541	12.506733	3.63%	0
2011	11.895841	12.068541	1.45%	0
2010	11.394958	11.895841	4.40%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
2012	12.247019	13.377720	9.23%	0
2011	12.431687	12.247019	-1.49%	0
2010	11.379185	12.431687	9.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
2012	12.176814	13.648509	12.09%	0
2011	12.626322	12.176814	-3.56%	0
2010	11.346399	12.626322	11.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
2012	12.346517	13.135995	6.39%	1,594
2011	12.262257	12.346517	0.69%	1,656
2010	11.471573	12.262257	6.89%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2012	9.704742	9.563643	-1.45%	126,582
2011	9.847131	9.704742	-1.45%	139,470
2010	9.992000	9.847131	-1.45%	107,332
2009*	10.000000	9.992000	-0.08%	50,245
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	9.923663	11.297235	13.84%	0
2011	11.141617	9.923663	-10.93%	0
2010*	10.000000	11.141617	11.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.744592	10.077890	15.25%	0
2011	10.613668	8.744592	-17.61%	0
2010*	10.000000	10.613668	6.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	10.265119	11.748664	14.45%	0
2011	10.763783	10.265119	-4.63%	0
2010*	10.000000	10.763783	7.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	9.496303	11.004573	15.88%	0
2011	10.260898	9.496303	-7.45%	0
2010*	10.000000	10.260898	2.61%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	10.566705	11.938088	12.98%	426
2011	11.221335	10.566705	-5.83%	0
2010*	10.000000	11.221335	12.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	10.372731	11.892846	14.65%	431
2011	10.775174	10.372731	-3.73%	0
2010*	10.000000	10.775174	7.75%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
2012	9.971053	11.140599	11.73%	0
2011	10.183835	9.971053	-2.09%	0
2010	8.239864	10.183835	23.59%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
2012	13.298808	15.802732	18.83%	0
2011	14.228682	13.298808	-6.54%	0
2010	11.407389	14.228682	24.73%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
2012	14.625988	16.644460	13.80%	0
2011	15.712047	14.625988	-6.91%	0
2010	12.718910	15.712047	23.53%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
2012	11.071293	12.473476	12.67%	0
2011	11.146244	11.071293	-0.67%	0
2010	9.967360	11.146244	11.83%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.945902	10.146693	2.02%	2,897
2011*	10.000000	9.945902	-0.54%	2,006
Northern Lights Variable Trust - Mariner Hyman Beck Portfolio: Class 2 Shares - Q/NQ
2012*	10.000000	9.621718	-3.78%	10,173
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2012*	10.000000	10.207559	2.08%	7,403
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012	9.525904	10.777474	13.14%	33,375
2011*	10.000000	9.525904	-4.74%	3,739
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2012	11.155054	11.556201	3.60%	2,468
2011	12.242383	11.155054	-8.88%	2,588
2010*	10.000000	12.242383	22.42%	3,006

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2012	11.084504	12.864110	16.05%	4,328
2011	10.589481	11.084504	4.67%	941
2010*	10.000000	10.589481	5.89%	816
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	11.625585	12.056025	3.70%	0
2011	10.880441	11.625585	6.85%	0
2010*	10.000000	10.880441	8.80%	0
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2012	11.518021	12.129537	5.31%	6,702
2011	10.876128	11.518021	5.90%	4,806
2010*	10.000000	10.876128	8.76%	1,796
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2012	10.765294	12.114694	12.53%	4,859
2011	10.581086	10.765294	1.74%	5,630
2010*	10.000000	10.581086	5.81%	960
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	9.813891	10.227331	4.21%	2,219
2011*	10.000000	9.813891	-1.86%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.993935	10.784326	7.91%	9,636
2011*	10.000000	9.993935	-0.06%	3,536
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2012	8.425118	9.270695	10.04%	1,013
2011	11.191910	8.425118	-24.72%	1,013
2010*	10.000000	11.191910	11.92%	1,013
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2012	10.439021	11.901896	14.01%	0
2011	10.811773	10.439021	-3.45%	121,291
2010*	10.000000	10.811773	8.12%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2012	11.014310	12.387411	12.47%	131,683
2011	10.877428	11.014310	1.26%	660
2010*	10.000000	10.877428	8.77%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2012	7.992311	9.095166	13.80%	2,072
2011	11.108745	7.992311	-28.05%	414
2010*	10.000000	11.108745	11.09%	305

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Banks - Q/NQ
2012	7.453460	9.798809	31.47%	1,377
2011*	10.000000	7.453460	-25.47%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2012	7.711647	8.244482	6.91%	0
2011*	10.000000	7.711647	-22.88%	0
ProFunds - ProFund VP Bear - Q/NQ
2012	8.051204	6.617404	-17.81%	2,452
2011	8.966022	8.051204	-10.20%	877
2010*	10.000000	8.966022	-10.34%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2012	9.343755	12.956311	38.66%	7,090
2011*	10.000000	9.343755	-6.56%	0
ProFunds - ProFund VP Bull - Q/NQ
2012	10.210784	11.459967	12.23%	1,177
2011	10.360620	10.210784	-1.45%	0
2010*	10.000000	10.360620	3.61%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2012	9.876524	10.789969	9.25%	4,828
2011*	10.000000	9.876524	-1.23%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2012	9.627029	11.583833	20.33%	4,805
2011*	10.000000	9.627029	-3.73%	408
ProFunds - ProFund VP Emerging Markets - Q/NQ
2012	8.706344	9.143511	5.02%	2,186
2011	11.002120	8.706344	-20.87%	596
2010*	10.000000	11.002120	10.02%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2012	9.506465	10.923089	14.90%	304
2011	10.586794	9.506465	-10.20%	0
2010*	10.000000	10.586794	5.87%	0
ProFunds - ProFund VP Financials - Q/NQ
2012	8.266531	10.161119	22.92%	1,330
2011*	10.000000	8.266531	-17.33%	0
ProFunds - ProFund VP Health Care - Q/NQ
2012	9.592271	11.098230	15.70%	194
2011*	10.000000	9.592271	-4.08%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Industrials - Q/NQ
2012	8.723268	9.954764	14.12%	878
2011*	10.000000	8.723268	-12.77%	450
ProFunds - ProFund VP International - Q/NQ
2012	9.160608	10.465901	14.25%	1,560
2011	10.851180	9.160608	-15.58%	0
2010*	10.000000	10.851180	8.51%	0
ProFunds - ProFund VP Internet - Q/NQ
2012	8.449583	9.972554	18.02%	0
2011*	10.000000	8.449583	-15.50%	0
ProFunds - ProFund VP Japan - Q/NQ
2012	7.157889	8.672739	21.16%	815
2011	8.916045	7.157889	-19.72%	0
2010*	10.000000	8.916045	-10.84%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2012	10.763492	12.328816	14.54%	2,107
2011	10.764877	10.763492	-0.01%	2,760
2010*	10.000000	10.764877	7.65%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2012	11.144598	11.300827	1.40%	0
2011	11.059811	11.144598	0.77%	587
2010*	10.000000	11.059811	10.60%	370
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2012	10.384502	11.446782	10.23%	0
2011*	10.000000	10.384502	3.85%	403
ProFunds - ProFund VP Precious Metals - Q/NQ
2012	8.274978	6.968437	-15.79%	2,482
2011*	10.000000	8.274978	-17.25%	4,076
ProFunds - ProFund VP Real Estate - Q/NQ
2012	9.266222	10.699728	15.47%	78
2011*	10.000000	9.266222	-7.34%	366
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2012	5.418106	4.969049	-8.29%	5,624
2011	8.796519	5.418106	-38.41%	0
2010*	10.000000	8.796519	-12.03%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2012	8.802584	8.312988	-5.56%	0
2011*	10.000000	8.802584	-11.97%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2012	9.080127	7.780904	-14.31%	0
2011	8.325806	9.080127	9.06%	0
2010*	10.000000	8.325806	-16.74%	0
ProFunds - ProFund VP Short International - Q/NQ
2012	8.557781	6.733556	-21.32%	0
2011	8.529631	8.557781	0.33%	0
2010*	10.000000	8.529631	-14.70%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2012	7.645513	6.118202	-19.98%	0
2011	8.665576	7.645513	-11.77%	0
2010*	10.000000	8.665576	-13.34%	0
ProFunds - ProFund VP Technology - Q/NQ
2012	9.266794	10.073439	8.70%	5,915
2011*	10.000000	9.266794	-7.33%	416
ProFunds - ProFund VP Telecommunications - Q/NQ
2012	9.508926	10.918615	14.82%	2,314
2011*	10.000000	9.508926	-4.91%	1,105
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2012	14.885050	14.811391	-0.49%	340
2011	10.524235	14.885050	41.44%	1,172
2010*	10.000000	10.524235	5.24%	349
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2012	11.073099	14.595469	31.81%	0
2011	11.371515	11.073099	-2.62%	0
2010*	10.000000	11.371515	13.72%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2012	5.655789	3.610351	-36.17%	0
2011	7.374214	5.655789	-23.30%	0
2010*	10.000000	7.374214	-26.26%	0
ProFunds - ProFund VP Utilities - Q/NQ
2012	10.805462	10.663498	-1.31%	2,740
2011*	10.000000	10.805462	8.05%	2,617
Rydex Variable Trust - Banking Fund - Q/NQ
2012	5.255682	6.433608	22.41%	5,045
2011	6.857341	5.255682	-23.36%	2,349
2010	6.155594	6.857341	11.40%	2,349
2009	6.468381	6.155594	-4.84%	904
2008	11.156260	6.468381	-42.02%	904

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2012	20.402720	22.262322	9.11%	0
2011	24.781442	20.402720	-17.67%	0
2010	19.850819	24.781442	24.84%	0
2009	12.957122	19.850819	53.20%	275
2008	24.080307	12.957122	-46.19%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2012	11.070089	14.834646	34.01%	2,055
2011	10.156930	11.070089	8.99%	365
2010	9.309972	10.156930	9.10%	0
2009	7.982910	9.309972	16.62%	533
2008	9.181747	7.982910	-13.06%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2012	4.994243	4.852366	-2.84%	456
2011	5.428238	4.994243	-8.00%	3,456
2010	5.098669	5.428238	6.46%	3,456
2009	4.637518	5.098669	9.94%	3,456
2008	9.231627	4.637518	-49.76%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2012	18.826057	20.230905	7.46%	1,820
2011	16.791414	18.826057	12.12%	1,060
2010	14.527638	16.791414	15.58%	0
2009	12.375441	14.527638	17.39%	360
2008	16.391693	12.375441	-24.50%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2012	9.395760	10.846728	15.44%	0
2011	8.739433	9.395760	7.51%	0
2010	7.117926	8.739433	22.78%	0
2009	5.277048	7.117926	34.88%	522
2008	13.987090	5.277048	-62.27%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2012	6.823209	6.794718	-0.42%	0
2011	8.290310	6.823209	-17.70%	0
2010	7.678553	8.290310	7.97%	0
2009	4.533962	7.678553	69.36%	790
2008	9.222111	4.533962	-50.84%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2012	21.690049	21.888342	0.91%	1,820
2011	23.375620	21.690049	-7.21%	180
2010	19.923313	23.375620	17.33%	247
2009	14.596776	19.923313	36.49%	0
2008	27.447359	14.596776	-46.82%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Services Fund - Q/NQ
2012	24.797497	24.535727	-1.06%	1,906
2011	27.739589	24.797497	-10.61%	1,105
2010	22.330809	27.739589	24.22%	1,208
2009	13.951164	22.330809	60.06%	837
2008	33.391273	13.951164	-58.22%	382
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2012	8.207887	9.840561	19.89%	491
2011	9.814012	8.207887	-16.37%	0
2010	11.160994	9.814012	-12.07%	0
2009	8.348818	11.160994	33.68%	0
2008	18.768368	8.348818	-55.52%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2012	6.873798	8.310484	20.90%	3,753
2011	8.198295	6.873798	-16.16%	3,431
2010	7.274011	8.198295	12.71%	2,217
2009	6.167241	7.274011	17.95%	1,006
2008	12.045364	6.167241	-48.80%	1,006
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2012	18.744644	19.027271	1.51%	758
2011	13.443005	18.744644	39.44%	1,090
2010	12.389152	13.443005	8.51%	671
2009	18.363710	12.389152	-32.53%	0
2008	12.866501	18.363710	42.72%	464
Rydex Variable Trust - Health Care Fund - Q/NQ
2012	11.897002	13.736491	15.46%	11,211
2011	11.531116	11.897002	3.17%	6,440
2010	10.958932	11.531116	5.22%	5,961
2009	8.921282	10.958932	22.84%	3,401
2008	12.047523	8.921282	-25.95%	3,401
Rydex Variable Trust - Internet Fund - Q/NQ
2012	15.161738	17.829009	17.59%	2,419
2011	17.467051	15.161738	-13.20%	673
2010	14.675377	17.467051	19.02%	673
2009	8.978495	14.675377	63.45%	0
2008	16.527823	8.978495	-45.68%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2012	2.592166	1.980839	-23.58%	5,810
2011	3.606733	2.592166	-28.13%	749
2010	5.250199	3.606733	-31.30%	749
2009	9.625367	5.250199	-45.45%	749
2008	6.072445	9.625367	58.51%	749

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2012	3.863680	3.571661	-7.56%	0
2011	5.635948	3.863680	-31.45%	0
2010	6.559015	5.635948	-14.07%	0
2009	5.573597	6.559015	17.68%	0
2008	8.103886	5.573597	-31.22%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2012	4.105651	3.303098	-19.55%	0
2011	4.495651	4.105651	-8.68%	0
2010	6.106086	4.495651	-26.37%	0
2009	9.573273	6.106086	-36.22%	0
2008	7.226608	9.573273	32.47%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2012	2.455575	1.968674	-19.83%	0
2011	2.770809	2.455575	-11.38%	0
2010	3.571107	2.770809	-22.41%	0
2009	6.047420	3.571107	-40.95%	0
2008	4.145474	6.047420	45.88%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2012	3.855369	3.109567	-19.34%	0
2011	4.234356	3.855369	-8.95%	0
2010	5.936808	4.234356	-28.68%	0
2009	8.972284	5.936808	-33.83%	789
2008	7.301309	8.972284	22.89%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2012	4.609243	3.770942	-18.19%	13,173
2011	5.141930	4.609243	-10.36%	814
2010	6.283207	5.141930	-18.16%	814
2009	8.800135	6.283207	-28.60%	814
2008	6.412714	8.800135	37.23%	814
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2012	7.234589	8.562766	18.36%	0
2011	10.331505	7.234589	-29.98%	0
2010	9.058748	10.331505	14.05%	0
2009	7.432458	9.058748	21.88%	0
2008	11.252415	7.432458	-33.95%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2012	15.296512	18.288154	19.56%	878
2011	15.149729	15.296512	0.97%	767
2010	11.793708	15.149729	28.46%	767
2009	8.752814	11.793708	34.74%	448
2008	17.447424	8.752814	-49.83%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2012	17.124799	20.981701	22.52%	694
2011	18.803962	17.124799	-8.93%	447
2010	13.871361	18.803962	35.56%	447
2009	9.236209	13.871361	50.18%	0
2008	20.752027	9.236209	-55.49%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2012	9.714869	12.840710	32.18%	1,107
2011	9.924591	9.714869	-2.11%	0
2010	7.356031	9.924591	34.92%	0
2009	3.427000	7.356031	114.65%	0
2008	12.691644	3.427000	-73.00%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2012	15.267535	17.568951	15.07%	773
2011	15.162833	15.267535	0.69%	1,026
2010	12.985444	15.162833	16.77%	773
2009	8.668667	12.985444	49.80%	0
2008	15.143748	8.668667	-42.76%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2012	9.142093	11.013427	20.47%	81
2011	9.385893	9.142093	-2.60%	0
2010	7.938820	9.385893	18.23%	0
2009	5.944824	7.938820	33.54%	2,740
2008	13.251034	5.944824	-55.14%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2012	24.188743	22.860354	-5.49%	3,403
2011	32.361895	24.188743	-25.26%	1,975
2010	23.782184	32.361895	36.08%	3,533
2009	16.170147	23.782184	47.07%	887
2008	26.708789	16.170147	-39.46%	887
Rydex Variable Trust - Real Estate Fund - Q/NQ
2012	15.955265	18.607767	16.62%	1,465
2011	15.831020	15.955265	0.78%	1,353
2010	12.864863	15.831020	23.06%	1,353
2009	10.421235	12.864863	23.45%	0
2008	18.120703	10.421235	-42.49%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2012	15.363406	17.679371	15.07%	0
2011	14.804559	15.363406	3.77%	882
2010	12.004440	14.804559	23.33%	0
2009	8.445861	12.004440	42.13%	0
2008	12.781539	8.445861	-33.92%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2012	13.395835	16.118952	20.33%	718
2011	15.478732	13.395835	-13.46%	718
2010	11.393986	15.478732	35.85%	718
2009	8.672654	11.393986	31.38%	0
2008	18.095860	8.672654	-52.07%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2012	7.150513	9.117480	27.51%	2,683
2011	7.553779	7.150513	-5.34%	681
2010	6.108997	7.553779	23.65%	681
2009	4.234927	6.108997	44.25%	681
2008	13.423225	4.234927	-68.45%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2012	11.496446	12.837318	11.66%	5,684
2011	11.793613	11.496446	-2.52%	6,021
2010	9.571162	11.793613	23.22%	5,684
2009	6.596115	9.571162	45.10%	2,977
2008	11.123228	6.596115	-40.70%	2,977
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2012	10.557366	12.716591	20.45%	4,997
2011	11.062945	10.557366	-4.57%	5,438
2010	9.330047	11.062945	18.57%	8,613
2009	6.259168	9.330047	49.06%	1,976
2008	12.370257	6.259168	-49.40%	1,976
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2012	15.953630	18.245683	14.37%	1,454
2011	16.295083	15.953630	-2.10%	1,251
2010	12.471505	16.295083	30.66%	757
2009	8.069898	12.471505	54.54%	840
2008	12.824321	8.069898	-37.07%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2012	12.133552	13.988476	15.29%	350
2011	13.259933	12.133552	-8.49%	0
2010	11.200252	13.259933	18.39%	0
2009	7.320353	11.200252	53.00%	507
2008	13.177830	7.320353	-44.45%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2012	13.518097	14.734812	9.00%	0
2011	13.250775	13.518097	2.02%	0
2010	10.722164	13.250775	23.58%	0
2009	8.121145	10.722164	32.03%	0
2008	12.546804	8.121145	-35.27%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2012	10.784968	12.794249	18.63%	681
2011	12.084593	10.784968	-10.75%	0
2010	9.802024	12.084593	23.29%	0
2009	6.129526	9.802024	59.91%	0
2008	11.008339	6.129526	-44.32%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2012	6.091585	5.625984	-7.64%	1,624
2011	6.456070	6.091585	-5.65%	0
2010	6.860175	6.456070	-5.89%	0
2009	8.271131	6.860175	-17.06%	0
2008	7.950539	8.271131	4.03%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2012	11.919411	13.153864	10.36%	5,463
2011	13.319859	11.919411	-10.51%	5,463
2010	12.063971	13.319859	10.41%	4,718
2009	7.867086	12.063971	53.35%	4,718
2008	14.624018	7.867086	-46.20%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2012	7.332327	7.576908	3.34%	796
2011	8.691832	7.332327	-15.64%	748
2010	7.702007	8.691832	12.85%	703
2009	6.073293	7.702007	26.82%	0
2008	11.274286	6.073293	-46.13%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2012	14.022122	16.248178	15.88%	280
2011	16.008005	14.022122	-12.41%	0
2010	13.085418	16.008005	22.33%	0
2009	11.311405	13.085418	15.68%	0
2008	15.357140	11.311405	-26.34%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2012	11.984376	11.942168	-0.35%	862
2011	10.457018	11.984376	14.61%	1,416
2010	9.927616	10.457018	5.33%	0
2009	8.852352	9.927616	12.15%	0
2008	12.754972	8.852352	-30.60%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2012	10.434303	10.362997	-0.68%	1,833
2011	10.992442	10.434303	-5.08%	1,671
2010	11.816872	10.992442	-6.98%	1,376
2009	11.247726	11.816872	5.06%	1,376
2008	13.004711	11.247726	-13.51%	903

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	10.305484	11.971147	16.16%	637
2011*	10.000000	10.305484	3.05%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2012	8.286297	10.611149	28.06%	3,815
2011*	10.000000	8.286297	-17.14%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2012	8.878907	9.948312	12.04%	911
2011*	10.000000	8.878907	-11.21%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	7.686223	7.830984	1.88%	7,650
2011*	10.000000	7.686223	-23.14%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2012	9.598712	9.585155	-0.14%	15,371
2011*	10.000000	9.598712	-4.01%	15,371

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2012	9.068452	10.121685	11.61%	0
2011*	10.000000	9.068452	-9.32%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	10.621413	11.228685	5.72%	51,701
2011*	10.000000	10.621413	6.21%	13,729
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2012	11.605090	13.109237	12.96%	1,203
2011	11.431878	11.605090	1.52%	1,544
2010	10.172635	11.431878	12.38%	797
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2012	13.138939	14.820164	12.80%	12,712
2011	13.211351	13.138939	-0.55%	3,615
2010	11.831132	13.211351	11.67%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	10.058345	10.889008	8.26%	40,632
2011	10.602307	10.058345	-5.13%	55,009
2010*	10.000000	10.602307	6.02%	24,369
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2012	10.168238	9.800511	-3.62%	3,769
2011	11.823899	10.168238	-14.00%	3,164
2010*	10.000000	11.823899	18.24%	2,808
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2012*	10.000000	10.473195	4.73%	94,332
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2012	9.081420	10.034224	10.49%	2,453
2011*	10.000000	9.081420	-9.19%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2012	11.326061	13.051705	15.24%	3,972
2011	11.423517	11.326061	-0.85%	2,395
2010	10.098251	11.423517	13.12%	962
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2012	10.499398	11.825354	12.63%	11,145
2011	10.666695	10.499398	-1.57%	13,941
2010	8.747461	10.666695	21.94%	319
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2012*	10.000000	10.562544	5.63%	805

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	10.083072	11.448429	13.54%	5,978
2011	10.401894	10.083072	-3.07%	2,027
2010*	10.000000	10.401894	4.02%	1,578
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
2012	9.789436	10.855281	10.89%	330
2011	10.388556	9.789436	-5.77%	330
2010*	10.000000	10.388556	3.89%	1,221
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
2012	9.886545	10.483266	6.04%	716
2011	10.174339	9.886545	-2.83%	589
2010*	10.000000	10.174339	1.74%	0
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
2012	9.688934	10.494718	8.32%	2,546
2011	10.125227	9.688934	-4.31%	1,832
2010*	10.000000	10.125227	1.25%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2012	8.922546	9.987914	11.94%	33,473
2011	9.776485	8.922546	-8.73%	20,771
2010	8.624898	9.776485	13.35%	12,667
2009	6.284277	8.624898	37.25%	4,152
2008	11.216518	6.284277	-43.97%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2012	9.336813	10.183330	9.07%	253,805
2011	9.509843	9.336813	-1.82%	58,175
2010	8.703335	9.509843	9.27%	31,456
2009	7.211782	8.703335	20.68%	27,813
2008	10.475875	7.211782	-31.16%	0
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2012	8.655422	9.578943	10.67%	31,803
2011	9.177863	8.655422	-5.69%	20,463
2010	8.195399	9.177863	11.99%	8,110
2009	6.130146	8.195399	33.69%	2,146
2008	10.761177	6.130146	-43.03%	0
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
2012	8.557329	8.602410	0.53%	17,307
2011	9.781710	8.557329	-12.52%	27,717
2010*	10.000000	9.781710	-2.18%	32,061
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
2012	8.725368	8.919126	2.22%	31,400
2011	9.561748	8.725368	-8.75%	41,036
2010*	10.000000	9.561748	-4.38%	21,305

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2012	7.849042	6.861281	-12.58%	11,772
2011	8.725109	7.849042	-10.04%	20,949
2010	9.187324	8.725109	-5.03%	23,500
2009	9.722257	9.187324	-5.50%	13,866
2008*	10.000000	9.722257	-2.78%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2012	8.758205	8.813967	0.64%	28,599
2011	8.604833	8.758205	1.78%	5,025
2010	8.231416	8.604833	4.54%	2,739
2009	8.644923	8.231416	-4.78%	659
2008	10.803638	8.644923	-19.98%	0
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
2012	11.694463	12.022915	2.81%	6,239
2011	12.712457	11.694463	-8.01%	4,875
2010	11.611045	12.712457	9.49%	4,920
2009	9.265042	11.611045	25.32%	4,579
2008	15.880039	9.265042	-41.66%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	9.522114	11.171791	17.32%	45,284
2011	10.422818	9.522114	-8.64%	53,882
2010*	10.000000	10.422818	4.23%	42,500
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2012	9.453453	10.168752	7.57%	122
2011*	10.000000	9.453453	-5.47%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.311149	10.607154	13.92%	17,990
2011*	10.000000	9.311149	-6.89%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.934590	14.606532	12.93%	29,793
2011	12.655920	12.934590	2.20%	171,758
2010	11.360092	12.655920	11.41%	72,370
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	9.885581	11.304059	14.35%	0
2011	10.725025	9.885581	-7.83%	0
2010*	10.000000	10.725025	7.25%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	10.154090	11.102027	9.34%	11,481
2011	10.454235	10.154090	-2.87%	11,481
2010*	10.000000	10.454235	4.54%	539

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	10.050506	11.244230	11.88%	1,240
2011	10.572946	10.050506	-4.94%	3,400
2010*	10.000000	10.572946	5.73%	8,612
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.253743	10.851386	5.83%	4,384
2011	10.269908	10.253743	-0.16%	4,437
2010*	10.000000	10.269908	2.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	10.103127	11.176511	10.62%	6,805
2011	10.506962	10.103127	-3.84%	6,805
2010*	10.000000	10.506962	5.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	9.984527	11.263125	12.81%	11,019
2011	10.638391	9.984527	-6.15%	9,998
2010*	10.000000	10.638391	6.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.203170	11.053521	8.33%	1,722
2011	10.391563	10.203170	-1.81%	2,797
2010*	10.000000	10.391563	3.92%	838
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	10.244577	10.803282	5.45%	14,320
2011*	10.000000	10.244577	2.45%	1,971
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	8.598471	9.923891	15.41%	3,938
2011	11.253648	8.598471	-23.59%	1,544
2010*	10.000000	11.253648	12.54%	1,487
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
2012	13.997436	14.198961	1.44%	24,142
2011	13.254958	13.997436	5.60%	20,002
2010	12.848174	13.254958	3.17%	3,123
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
2012	11.830081	13.500629	14.12%	4,410
2011	12.508451	11.830081	-5.42%	4,517
2010	11.089735	12.508451	12.79%	755
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
2012	10.312683	11.114829	7.78%	222
2011	10.384130	10.312683	-0.69%	265
2010*	10.000000	10.384130	3.84%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
2012	10.221874	11.300956	10.56%	0
2011	10.485658	10.221874	-2.52%	0
2010*	10.000000	10.485658	4.86%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
2012	11.975075	12.397255	3.53%	42,869
2011	11.815683	11.975075	1.35%	36,680
2010	11.329672	11.815683	4.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
2012	12.152191	13.260634	9.12%	0
2011	12.347932	12.152191	-1.59%	2,941
2010	11.313987	12.347932	9.14%	2,941
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
2012	12.082524	13.529050	11.97%	0
2011	12.541263	12.082524	-3.66%	0
2010	11.281390	12.541263	11.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
2012	12.250929	13.021044	6.29%	1,110
2011	12.179648	12.250929	0.59%	4,147
2010	11.405869	12.179648	6.78%	3,652
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2012	9.684549	9.534036	-1.55%	682,383
2011	9.836593	9.684549	-1.55%	423,900
2010	9.991444	9.836593	-1.55%	181,556
2009*	10.000000	9.991444	-0.09%	68,004
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	9.906930	11.266729	13.73%	4,483
2011	11.134127	9.906930	-11.02%	3,705
2010*	10.000000	11.134127	11.34%	194
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.729844	10.050667	15.13%	2,150
2011	10.606528	8.729844	-17.69%	1,952
2010*	10.000000	10.606528	6.07%	204
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	10.247830	11.716959	14.34%	1,801
2011	10.756545	10.247830	-4.73%	977
2010*	10.000000	10.756545	7.57%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	9.480297	10.974850	15.76%	664
2011	10.253993	9.480297	-7.55%	687
2010*	10.000000	10.253993	2.54%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	10.548903	11.905849	12.86%	18,551
2011	11.213788	10.548903	-5.93%	8,496
2010*	10.000000	11.213788	12.14%	732
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	10.355249	11.860726	14.54%	1,770
2011	10.767915	10.355249	-3.83%	265
2010*	10.000000	10.767915	7.68%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
2012	9.873665	11.020564	11.62%	2,472
2011	10.094586	9.873665	-2.19%	1,074
2010	8.175934	10.094586	23.47%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
2012	13.168926	15.632476	18.71%	1,976
2011	14.104014	13.168926	-6.63%	0
2010	11.318912	14.104014	24.61%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
2012	14.483115	16.465115	13.68%	1,454
2011	15.574357	14.483115	-7.01%	1,500
2010	12.620230	15.574357	23.41%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
2012	10.963135	12.339062	12.55%	0
2011	11.048539	10.963135	-0.77%	0
2010	9.890009	11.048539	11.71%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.939207	10.129538	1.91%	14,517
2011*	10.000000	9.939207	-0.61%	4,914
Northern Lights Variable Trust - Mariner Hyman Beck Portfolio: Class 2 Shares - Q/NQ
2012*	10.000000	9.616294	-3.84%	12,019
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2012*	10.000000	10.201818	2.02%	96,856
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012	9.519492	10.759277	13.02%	42,700
2011*	10.000000	9.519492	-4.81%	514
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2012	11.136280	11.525017	3.49%	2,984
2011	12.234168	11.136280	-8.97%	5,509
2010*	10.000000	12.234168	22.34%	3,668

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2012	11.065833	12.829384	15.94%	13,833
2011	10.582352	11.065833	4.57%	12,864
2010*	10.000000	10.582352	5.82%	5,746
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	11.605905	12.023365	3.60%	1,341
2011	10.873027	11.605905	6.74%	10,104
2010*	10.000000	10.873027	8.73%	635
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2012	11.498624	12.096785	5.20%	3,459
2011	10.868811	11.498624	5.79%	5,300
2010*	10.000000	10.868811	8.69%	5,187
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2012	10.747168	12.081991	12.42%	233,742
2011	10.573967	10.747168	1.64%	140,543
2010*	10.000000	10.573967	5.74%	11,666
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	9.807204	10.209971	4.11%	9,207
2011*	10.000000	9.807204	-1.93%	59,039
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.987223	10.766121	7.80%	138,203
2011*	10.000000	9.987223	-0.13%	55,599
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2012	8.410920	9.245660	9.92%	7,172
2011	11.184389	8.410920	-24.80%	2,072
2010*	10.000000	11.184389	11.84%	6,271
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2012	10.421356	11.869673	13.90%	3,762
2011	10.804407	10.421356	-3.55%	16,988
2010*	10.000000	10.804407	8.04%	23,511
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2012	10.995766	12.353980	12.35%	52,759
2011	10.870111	10.995766	1.16%	1,137
2010*	10.000000	10.870111	8.70%	18,069
ProFunds - ProFund VP Asia 30 - Q/NQ
2012	7.978850	9.070604	13.68%	5,928
2011	11.101281	7.978850	-28.13%	1,284
2010*	10.000000	11.101281	11.01%	5,643

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Banks - Q/NQ
2012	7.448418	9.782219	31.33%	3,358
2011*	10.000000	7.448418	-25.52%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2012	7.706440	8.230525	6.80%	2,348
2011*	10.000000	7.706440	-22.94%	1,964
ProFunds - ProFund VP Bear - Q/NQ
2012	8.037635	6.599518	-17.89%	3,405
2011	8.959978	8.037635	-10.29%	3,723
2010*	10.000000	8.959978	-10.40%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2012	9.337459	12.934434	38.52%	17,755
2011*	10.000000	9.337459	-6.63%	2,117
ProFunds - ProFund VP Bull - Q/NQ
2012	10.193581	11.429025	12.12%	8,455
2011	10.353649	10.193581	-1.55%	6,330
2010*	10.000000	10.353649	3.54%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2012	9.869870	10.771734	9.14%	525
2011*	10.000000	9.869870	-1.30%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2012	9.620547	11.564259	20.20%	3,007
2011*	10.000000	9.620547	-3.79%	574
ProFunds - ProFund VP Emerging Markets - Q/NQ
2012	8.691660	9.118802	4.91%	29,214
2011	10.994712	8.691660	-20.95%	9,327
2010*	10.000000	10.994712	9.95%	4,086
ProFunds - ProFund VP Europe 30 - Q/NQ
2012	9.490440	10.893590	14.78%	214
2011	10.579665	9.490440	-10.30%	39
2010*	10.000000	10.579665	5.80%	0
ProFunds - ProFund VP Financials - Q/NQ
2012	8.260954	10.143941	22.79%	2,583
2011*	10.000000	8.260954	-17.39%	0
ProFunds - ProFund VP Health Care - Q/NQ
2012	9.585817	11.079480	15.58%	2,652
2011*	10.000000	9.585817	-4.14%	1,465

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Industrials - Q/NQ
2012	8.717387	9.937943	14.00%	229
2011*	10.000000	8.717387	-12.83%	295
ProFunds - ProFund VP International - Q/NQ
2012	9.145157	10.437614	14.13%	14,456
2011	10.843885	9.145157	-15.67%	3,843
2010*	10.000000	10.843885	8.44%	541
ProFunds - ProFund VP Internet - Q/NQ
2012	8.443886	9.955689	17.90%	3,604
2011*	10.000000	8.443886	-15.56%	768
ProFunds - ProFund VP Japan - Q/NQ
2012	7.145809	8.649298	21.04%	0
2011	8.910045	7.145809	-19.80%	0
2010*	10.000000	8.910045	-10.90%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2012	10.745359	12.295525	14.43%	8,665
2011	10.757626	10.745359	-0.11%	2,331
2010*	10.000000	10.757626	7.58%	2,762
ProFunds - ProFund VP Oil & Gas - Q/NQ
2012	11.125823	11.270307	1.30%	10,279
2011	11.052374	11.125823	0.66%	16,235
2010*	10.000000	11.052374	10.52%	1,737
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2012	10.377513	11.427433	10.12%	349
2011*	10.000000	10.377513	3.78%	3,665
ProFunds - ProFund VP Precious Metals - Q/NQ
2012	8.269407	6.956656	-15.87%	16,994
2011*	10.000000	8.269407	-17.31%	16,416
ProFunds - ProFund VP Real Estate - Q/NQ
2012	9.259981	10.681644	15.35%	9,763
2011*	10.000000	9.259981	-7.40%	3,964
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2012	5.408958	4.955614	-8.38%	1,739
2011	8.790588	5.408958	-38.47%	4,838
2010*	10.000000	8.790588	-12.09%	3,323
ProFunds - ProFund VP Semiconductor - Q/NQ
2012	8.796647	8.298932	-5.66%	1,925
2011*	10.000000	8.796647	-12.03%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2012	9.064841	7.759891	-14.40%	1,230
2011	8.320203	9.064841	8.95%	403
2010*	10.000000	8.320203	-16.80%	3,308
ProFunds - ProFund VP Short International - Q/NQ
2012	8.543350	6.715359	-21.40%	1,432
2011	8.523872	8.543350	0.23%	582
2010*	10.000000	8.523872	-14.76%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2012	7.632629	6.101677	-20.06%	7,881
2011	8.659740	7.632629	-11.86%	585
2010*	10.000000	8.659740	-13.40%	18,703
ProFunds - ProFund VP Technology - Q/NQ
2012	9.260549	10.056408	8.59%	1,888
2011*	10.000000	9.260549	-7.39%	1,261
ProFunds - ProFund VP Telecommunications - Q/NQ
2012	9.502530	10.900166	14.71%	3,736
2011*	10.000000	9.502530	-4.97%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2012	14.859996	14.771422	-0.60%	4,997
2011	10.517150	14.859996	41.29%	3,894
2010*	10.000000	10.517150	5.17%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2012	11.054441	14.556071	31.68%	2,052
2011	11.363866	11.054441	-2.72%	806
2010*	10.000000	11.363866	13.64%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2012	5.646244	3.600572	-36.23%	17,663
2011	7.369239	5.646244	-23.38%	237
2010*	10.000000	7.369239	-26.31%	0
ProFunds - ProFund VP Utilities - Q/NQ
2012	10.798185	10.645473	-1.41%	576
2011*	10.000000	10.798185	7.98%	10,114
Rydex Variable Trust - Banking Fund - Q/NQ
2012	5.201242	6.360487	22.29%	4,802
2011	6.793194	5.201242	-23.43%	1,946
2010	6.104197	6.793194	11.29%	7,199
2009	6.420912	6.104197	-4.93%	1,946
2008	11.085711	6.420912	-42.08%	66

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2012	20.191529	22.009457	9.00%	2,191
2011	24.549799	20.191529	-17.75%	1,891
2010	19.685219	24.549799	24.71%	2,912
2009	12.862097	19.685219	53.05%	944
2008	23.928062	12.862097	-46.25%	65
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2012	10.955491	14.666155	33.87%	10,517
2011	10.061969	10.955491	8.88%	6,174
2010	9.232292	10.061969	8.99%	4,345
2009	7.924338	9.232292	16.51%	2,593
2008	9.123656	7.924338	-13.15%	51
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2012	4.962667	4.816782	-2.94%	15,608
2011	5.399392	4.962667	-8.09%	7,350
2010	5.076719	5.399392	6.36%	4,659
2009	4.622252	5.076719	9.83%	3,415
2008	9.210605	4.622252	-49.82%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2012	18.631366	20.001322	7.35%	3,010
2011	16.634600	18.631366	12.00%	1,333
2010	14.406575	16.634600	15.47%	706
2009	12.284767	14.406575	17.27%	319
2008	16.288137	12.284767	-24.58%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2012	9.323001	10.751796	15.33%	10,319
2011	8.680552	9.323001	7.40%	53,954
2010	7.077132	8.680552	22.66%	2,081
2009	5.252120	7.077132	34.75%	392
2008	13.935235	5.252120	-62.31%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2012	6.752568	6.717520	-0.52%	1,181
2011	8.212811	6.752568	-17.78%	1,235
2010	7.614494	8.212811	7.86%	0
2009	4.500703	7.614494	69.18%	831
2008	9.163793	4.500703	-50.89%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2012	21.465652	21.639854	0.81%	1,855
2011	23.157245	21.465652	-7.30%	2,051
2010	19.757216	23.157245	17.21%	2,328
2009	14.489790	19.757216	36.35%	323
2008	27.273941	14.489790	-46.87%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Services Fund - Q/NQ
2012	24.540844	24.257068	-1.16%	3,057
2011	27.480334	24.540844	-10.70%	3,366
2010	22.144553	27.480334	24.10%	3,622
2009	13.848850	22.144553	59.90%	723
2008	33.180175	13.848850	-58.26%	611
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2012	8.122893	9.728764	19.77%	227
2011	9.722259	8.122893	-16.45%	0
2010	11.067885	9.722259	-12.16%	279
2009	8.287590	11.067885	33.55%	0
2008	18.649748	8.287590	-55.56%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2012	6.802596	8.216037	20.78%	3,410
2011	8.121610	6.802596	-16.24%	1,030
2010	7.213287	8.121610	12.59%	725
2009	6.121981	7.213287	17.83%	725
2008	11.969183	6.121981	-48.85%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2012	18.550711	18.811249	1.40%	5,403
2011	13.317393	18.550711	39.30%	3,943
2010	12.285855	13.317393	8.40%	2,171
2009	18.229096	12.285855	-32.60%	1,687
2008	12.785159	18.229096	42.58%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2012	11.773902	13.580532	15.34%	7,832
2011	11.423376	11.773902	3.07%	10,429
2010	10.867554	11.423376	5.11%	8,289
2009	8.855876	10.867554	22.72%	7,973
2008	11.971360	8.855876	-26.02%	1,582
Rydex Variable Trust - Internet Fund - Q/NQ
2012	15.004814	17.626534	17.47%	1,166
2011	17.303796	15.004814	-13.29%	1,171
2010	14.552969	17.303796	18.90%	3,133
2009	8.912645	14.552969	63.28%	976
2008	16.423342	8.912645	-45.73%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2012	2.572088	1.963488	-23.66%	35,320
2011	3.582416	2.572088	-28.20%	4,396
2010	5.220099	3.582416	-31.37%	37,611
2009	9.579923	5.220099	-45.51%	2,058
2008	6.049907	9.579923	58.35%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2012	3.829815	3.536752	-7.65%	20,602
2011	5.592222	3.829815	-31.52%	19,055
2010	6.514747	5.592222	-14.16%	22,947
2009	5.541602	6.514747	17.56%	6,669
2008	8.065565	5.541602	-31.29%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2012	4.073842	3.274174	-19.63%	1,472
2011	4.465344	4.073842	-8.77%	2,435
2010	6.071083	4.465344	-26.45%	2,435
2009	9.528070	6.071083	-36.28%	7,413
2008	7.199783	9.528070	32.34%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2012	2.430154	1.946308	-19.91%	6,415
2011	2.744908	2.430154	-11.47%	11,408
2010	3.541322	2.744908	-22.49%	25,761
2009	6.003078	3.541322	-41.01%	17,786
2008	4.119254	6.003078	45.73%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2012	3.825501	3.082333	-19.43%	21,038
2011	4.205804	3.825501	-9.04%	11,497
2010	5.902771	4.205804	-28.75%	11,878
2009	8.929924	5.902771	-33.90%	9,969
2008	7.274206	8.929924	22.76%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2012	4.561544	3.728105	-18.27%	52,070
2011	5.093872	4.561544	-10.45%	46,786
2010	6.230801	5.093872	-18.25%	47,926
2009	8.735611	6.230801	-28.67%	49,316
2008	6.372157	8.735611	37.09%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2012	7.159668	8.465471	18.24%	3,346
2011	10.234900	7.159668	-30.05%	3,346
2010	8.983142	10.234900	13.93%	33
2009	7.377924	8.983142	21.76%	163
2008	11.181229	7.377924	-34.02%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2012	15.138227	18.080506	19.44%	1,796
2011	15.008143	15.138227	0.87%	268
2010	11.695342	15.008143	28.33%	953
2009	8.688626	11.695342	34.61%	337
2008	17.337132	8.688626	-49.88%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2012	16.947527	20.743383	22.40%	2,635
2011	18.628196	16.947527	-9.02%	1,495
2010	13.755636	18.628196	35.42%	1,296
2009	9.168472	13.755636	50.03%	55
2008	20.620867	9.168472	-55.54%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2012	9.614248	12.694806	32.04%	3,516
2011	9.831760	9.614248	-2.21%	49,878
2010	7.294614	9.831760	34.78%	19,458
2009	3.401836	7.294614	114.43%	1,557
2008	12.611369	3.401836	-73.03%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2012	15.109516	17.369433	14.96%	4,928
2011	15.021099	15.109516	0.59%	4,865
2010	12.877120	15.021099	16.65%	5,459
2009	8.605078	12.877120	49.65%	5,633
2008	15.047975	8.605078	-42.82%	94
Rydex Variable Trust - Nova Fund - Q/NQ
2012	9.047488	10.888367	20.35%	3,663
2011	9.298188	9.047488	-2.70%	8,720
2010	7.872612	9.298188	18.11%	2,538
2009	5.901225	7.872612	33.41%	2,339
2008	13.167273	5.901225	-55.18%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2012	23.938353	22.600679	-5.59%	11,690
2011	32.059384	23.938353	-25.33%	30,572
2010	23.583778	32.059384	35.94%	14,930
2009	16.051561	23.583778	46.93%	4,540
2008	26.539936	16.051561	-39.52%	922
Rydex Variable Trust - Real Estate Fund - Q/NQ
2012	15.790145	18.396476	16.51%	1,532
2011	15.683065	15.790145	0.68%	3,238
2010	12.757550	15.683065	22.93%	2,128
2009	10.344821	12.757550	23.32%	0
2008	18.006199	10.344821	-42.55%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2012	15.204444	17.478652	14.96%	2,634
2011	14.666232	15.204444	3.67%	958
2010	11.904340	14.666232	23.20%	158
2009	8.383933	11.904340	41.99%	0
2008	12.700726	8.383933	-33.99%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2012	13.257154	15.935875	20.21%	3,244
2011	15.334036	13.257154	-13.54%	5,456
2010	11.298906	15.334036	35.71%	926
2009	8.609030	11.298906	31.24%	59
2008	17.981444	8.609030	-52.12%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2012	7.076456	9.013885	27.38%	25,471
2011	7.483132	7.076456	-5.43%	7,560
2010	6.058008	7.483132	23.52%	10,292
2009	4.203847	6.058008	44.11%	13,098
2008	13.338355	4.203847	-68.48%	473
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2012	11.407329	12.724849	11.55%	6,282
2011	11.714052	11.407329	-2.62%	4,855
2010	9.516240	11.714052	23.10%	2,756
2009	6.564930	9.516240	44.96%	821
2008	11.081937	6.564930	-40.76%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2012	10.475567	12.605229	20.33%	7,387
2011	10.988358	10.475567	-4.67%	1,405
2010	9.276548	10.988358	18.45%	1,503
2009	6.229604	9.276548	48.91%	683
2008	12.324386	6.229604	-49.45%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2012	15.830030	18.085908	14.25%	11,107
2011	16.185226	15.830030	-2.19%	2,352
2010	12.399997	16.185226	30.53%	5,530
2009	8.031772	12.399997	54.39%	1,776
2008	12.776731	8.031772	-37.14%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2012	12.039540	13.865970	15.17%	7,259
2011	13.170538	12.039540	-8.59%	4,460
2010	11.136028	13.170538	18.27%	168
2009	7.285771	11.136028	52.85%	449
2008	13.128955	7.285771	-44.51%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2012	13.413394	14.605819	8.89%	868
2011	13.161471	13.413394	1.91%	7,615
2010	10.660707	13.161471	23.46%	4,375
2009	8.082799	10.660707	31.89%	621
2008	12.500278	8.082799	-35.34%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2012	10.701365	12.682158	18.51%	6,883
2011	12.003074	10.701365	-10.84%	9,351
2010	9.745779	12.003074	23.16%	976
2009	6.100558	9.745779	59.75%	0
2008	10.967504	6.100558	-44.38%	136
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2012	6.053112	5.584754	-7.74%	3,129
2011	6.421793	6.053112	-5.74%	3,543
2010	6.830688	6.421793	-5.99%	4,372
2009	8.243940	6.830688	-17.14%	0
2008	7.932451	8.243940	3.93%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2012	11.796068	13.004499	10.24%	4,706
2011	13.195383	11.796068	-10.60%	5,306
2010	11.963357	13.195383	10.30%	5,597
2009	7.809389	11.963357	53.19%	3,928
2008	14.531578	7.809389	-46.26%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2012	7.256427	7.490853	3.23%	2,576
2011	8.610584	7.256427	-15.73%	2,325
2010	7.637755	8.610584	12.74%	0
2009	6.028738	7.637755	26.69%	0
2008	11.202954	6.028738	-46.19%	1,714
Rydex Variable Trust - Transportation Fund - Q/NQ
2012	13.877014	16.063689	15.76%	631
2011	15.858421	13.877014	-12.49%	1,084
2010	12.976298	15.858421	22.21%	379
2009	11.228473	12.976298	15.57%	0
2008	15.260051	11.228473	-26.42%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2012	11.860394	11.806599	-0.45%	5,391
2011	10.359327	11.860394	14.49%	10,848
2010	9.844849	10.359327	5.23%	5,335
2009	8.787468	9.844849	12.03%	4,714
2008	12.674369	8.787468	-30.67%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2012	10.368391	10.287065	-0.78%	3,499
2011	10.934074	10.368391	-5.17%	2,628
2010	11.766073	10.934074	-7.07%	0
2009	11.210752	11.766073	4.95%	0
2008	12.975130	11.210752	-13.60%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	10.298552	11.950931	16.04%	2,815
2011*	10.000000	10.298552	2.99%	184
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2012	8.280704	10.593204	27.93%	12,030
2011*	10.000000	8.280704	-17.19%	118
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2012	8.872927	9.931492	11.93%	966
2011*	10.000000	8.872927	-11.27%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	7.681036	7.817737	1.78%	6,008
2011*	10.000000	7.681036	-23.19%	2,235
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2012	9.592258	9.568960	-0.24%	11,604
2011*	10.000000	9.592258	-4.08%	3,069

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2012	9.065393	10.113118	11.56%	742
2011*	10.000000	9.065393	-9.35%	251
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	10.617842	11.219190	5.66%	9,318
2011*	10.000000	10.617842	6.18%	5,231
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2012	11.548222	13.038366	12.90%	2,517
2011	11.381628	11.548222	1.46%	1,286
2010	10.133060	11.381628	12.32%	523
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2012	13.074540	14.740015	12.74%	7,663
2011	13.153265	13.074540	-0.60%	9,193
2010	11.785088	13.153265	11.61%	6,103
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	10.049851	10.874271	8.20%	67,648
2011	10.598734	10.049851	-5.18%	80,780
2010*	10.000000	10.598734	5.99%	56,718
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2012	10.159662	9.787272	-3.67%	6,268
2011	11.819913	10.159662	-14.05%	11,773
2010*	10.000000	11.819913	18.20%	6,615
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2012*	10.000000	10.469656	4.70%	51,164
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2012	9.078364	10.025737	10.44%	0
2011*	10.000000	9.078364	-9.22%	3,308
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2012	11.270552	12.981133	15.18%	2,847
2011	11.373291	11.270552	-0.90%	1,473
2010	10.058956	11.373291	13.07%	414
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2012	10.447980	11.761451	12.57%	11,319
2011	10.619840	10.447980	-1.62%	12,914
2010	8.713446	10.619840	21.88%	7,470
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2012*	10.000000	10.558969	5.59%	49,405

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	10.074574	11.432960	13.48%	3,884
2011	10.398398	10.074574	-3.11%	3,711
2010*	10.000000	10.398398	3.98%	2,172
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
2012	9.781184	10.840612	10.83%	131
2011	10.385064	9.781184	-5.81%	0
2010*	10.000000	10.385064	3.85%	78
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
2012	9.878213	10.469091	5.98%	8,519
2011	10.170920	9.878213	-2.88%	9,697
2010*	10.000000	10.170920	1.71%	13,503
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
2012	9.680766	10.480536	8.26%	340
2011	10.121817	9.680766	-4.36%	1,558
2010*	10.000000	10.121817	1.22%	1,558
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2012	8.899578	9.957139	11.88%	47,911
2011	9.756273	8.899578	-8.78%	49,504
2010	8.611429	9.756273	13.29%	39,478
2009	6.277649	8.611429	37.18%	30,557
2008	11.210393	6.277649	-44.00%	23,130
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2012	9.312775	10.151940	9.01%	105,742
2011	9.490168	9.312775	-1.87%	81,787
2010	8.689735	9.490168	9.21%	53,539
2009	7.204174	8.689735	20.62%	21,521
2008	10.470163	7.204174	-31.19%	7,047
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2012	8.634934	9.551408	10.61%	60,590
2011	9.160774	8.634934	-5.74%	66,334
2010	8.184293	9.160774	11.93%	49,596
2009	6.124945	8.184293	33.62%	19,059
2008	10.757522	6.124945	-43.06%	10,867
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
2012	8.550106	8.590779	0.48%	50,184
2011	9.778414	8.550106	-12.56%	111,902
2010*	10.000000	9.778414	-2.22%	94,923
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
2012	8.717996	8.907054	2.17%	102,638
2011	9.558527	8.717996	-8.79%	159,162
2010*	10.000000	9.558527	-4.41%	123,688

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2012	7.836910	6.847192	-12.63%	102,992
2011	8.716036	7.836910	-10.09%	125,913
2010	9.182426	8.716036	-5.08%	146,832
2009	9.722000	9.182426	-5.55%	142,399
2008*	10.000000	9.722000	-2.78%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2012	8.731188	8.782304	0.59%	32,074
2011	8.582639	8.731188	1.73%	23,126
2010	8.214353	8.582639	4.48%	27,491
2009	8.631388	8.214353	-4.83%	53,853
2008	10.792199	8.631388	-20.02%	23,325
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
2012	11.637177	11.957937	2.76%	11,606
2011	12.656611	11.637177	-8.05%	8,886
2010	11.565908	12.656611	9.43%	9,700
2009	9.233709	11.565908	25.26%	14,572
2008	15.834410	9.233709	-41.69%	14,381
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	9.514099	11.156713	17.27%	52,408
2011	10.419324	9.514099	-8.69%	73,998
2010*	10.000000	10.419324	4.19%	51,425
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2012	9.450262	10.160147	7.51%	1,309
2011*	10.000000	9.450262	-5.50%	498
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.308011	10.598191	13.86%	35,463
2011*	10.000000	9.308011	-6.92%	3,397
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.893631	14.552865	12.87%	11,247
2011	12.622246	12.893631	2.15%	73,336
2010	11.335610	12.622246	11.35%	47,162
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	9.877236	11.288766	14.29%	0
2011	10.721409	9.877236	-7.87%	7,266
2010*	10.000000	10.721409	7.21%	190
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	10.145515	11.086995	9.28%	9,544
2011	10.450706	10.145515	-2.92%	2,012
2010*	10.000000	10.450706	4.51%	2,012

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	10.042027	11.229041	11.82%	3,785
2011	10.569390	10.042027	-4.99%	2,934
2010*	10.000000	10.569390	5.69%	154
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.245098	10.836725	5.77%	44,754
2011	10.266454	10.245098	-0.21%	21,178
2010*	10.000000	10.266454	2.66%	9,480
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	10.094619	11.161412	10.57%	18,227
2011	10.503422	10.094619	-3.89%	18,050
2010*	10.000000	10.503422	5.03%	4,173
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	9.976105	11.247900	12.75%	1,809
2011	10.634813	9.976105	-6.19%	1,809
2010*	10.000000	10.634813	6.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.194559	11.038573	8.28%	2,614
2011	10.388063	10.194559	-1.86%	5,988
2010*	10.000000	10.388063	3.88%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	10.241122	10.794136	5.40%	155,541
2011*	10.000000	10.241122	2.41%	20,416
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	8.591217	9.910478	15.36%	11,718
2011	11.249870	8.591217	-23.63%	14,057
2010*	10.000000	11.249870	12.50%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
2012	13.928958	14.122310	1.39%	41,610
2011	13.196785	13.928958	5.55%	39,746
2010	12.798281	13.196785	3.11%	22,426
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
2012	11.784126	13.441341	14.06%	7,831
2011	12.466191	11.784126	-5.47%	1,053
2010	11.057867	12.466191	12.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
2012	10.303993	11.099814	7.72%	2,286
2011	10.380638	10.303993	-0.74%	0
2010*	10.000000	10.380638	3.81%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
2012	10.213256	11.285700	10.50%	2,871
2011	10.482128	10.213256	-2.57%	2,386
2010*	10.000000	10.482128	4.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
2012	11.928599	12.342854	3.47%	25,141
2011	11.775777	11.928599	1.30%	7,054
2010	11.297147	11.775777	4.24%	1,706
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
2012	12.104968	13.202380	9.07%	3,933
2011	12.306187	12.104968	-1.64%	478
2010	11.281462	12.306187	9.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
2012	12.035566	13.469612	11.92%	0
2011	12.498855	12.035566	-3.71%	0
2010	11.248961	12.498855	11.11%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
2012	12.203335	12.963857	6.23%	13,217
2011	12.138488	12.203335	0.53%	3,668
2010	11.373099	12.138488	6.73%	422
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2012	9.674457	9.519247	-1.60%	1,847,764
2011	9.831323	9.674457	-1.60%	1,365,715
2010	9.991166	9.831323	-1.60%	685,832
2009*	10.000000	9.991166	-0.09%	405,043
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	9.898592	11.251514	13.67%	6,569
2011	11.130387	9.898592	-11.07%	3,593
2010*	10.000000	11.130387	11.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.722477	10.037064	15.07%	8,837
2011	10.602963	8.722477	-17.74%	530
2010*	10.000000	10.602963	6.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	10.239188	11.701124	14.28%	3,927
2011	10.752926	10.239188	-4.78%	3,022
2010*	10.000000	10.752926	7.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	9.472291	10.959993	15.71%	944
2011	10.250532	9.472291	-7.59%	0
2010*	10.000000	10.250532	2.51%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	10.540008	11.889759	12.81%	11,838
2011	11.210007	10.540008	-5.98%	1,458
2010*	10.000000	11.210007	12.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	10.346505	11.844682	14.48%	10,770
2011	10.764288	10.346505	-3.88%	972
2010*	10.000000	10.764288	7.64%	191
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
2012	9.825306	10.961006	11.56%	2,140
2011	10.050247	9.825306	-2.24%	1,489
2010	8.144143	10.050247	23.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
2012	13.104412	15.547984	18.65%	770
2011	14.042033	13.104412	-6.68%	628
2010	11.274888	14.042033	24.54%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
2012	14.412176	16.376134	13.63%	2,692
2011	15.505926	14.412176	-7.05%	2,974
2010	12.571162	15.505926	23.35%	2,142
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
2012	10.909446	12.272379	12.49%	1,575
2011	11.000007	10.909446	-0.82%	0
2010	9.851563	11.000007	11.66%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.935857	10.120972	1.86%	7,562
2011*	10.000000	9.935857	-0.64%	6,740
Northern Lights Variable Trust - Mariner Hyman Beck Portfolio: Class 2 Shares - Q/NQ
2012*	10.000000	9.613588	-3.86%	16,654
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2012*	10.000000	10.198933	1.99%	50,571
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012	9.516291	10.750174	12.97%	23,455
2011*	10.000000	9.516291	-4.84%	2,540
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2012	11.126886	11.509438	3.44%	17,822
2011	12.230044	11.126886	-9.02%	16,596
2010*	10.000000	12.230044	22.30%	17,003

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2012	11.056498	12.812028	15.88%	260,450
2011	10.578788	11.056498	4.52%	21,188
2010*	10.000000	10.578788	5.79%	17,964
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	11.596069	12.007060	3.54%	9,108
2011	10.869322	11.596069	6.69%	21,851
2010*	10.000000	10.869322	8.69%	8,380
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2012	11.488919	12.080420	5.15%	30,580
2011	10.865149	11.488919	5.74%	38,154
2010*	10.000000	10.865149	8.65%	24,710
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2012	10.738097	12.065642	12.36%	250,834
2011	10.570403	10.738097	1.59%	232,159
2010*	10.000000	10.570403	5.70%	202,173
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	9.803860	10.201285	4.05%	43,893
2011*	10.000000	9.803860	-1.96%	19,110
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.983857	10.756996	7.74%	280,373
2011*	10.000000	9.983857	-0.16%	17,292
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2012	8.403810	9.233145	9.87%	9,011
2011	11.180617	8.403810	-24.84%	17,949
2010*	10.000000	11.180617	11.81%	7,632
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2012	10.412527	11.853575	13.84%	1,987
2011	10.800725	10.412527	-3.59%	9,088
2010*	10.000000	10.800725	8.01%	3,081
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2012	10.986490	12.337261	12.29%	483,800
2011	10.866446	10.986490	1.10%	466
2010*	10.000000	10.866446	8.66%	7,924
ProFunds - ProFund VP Asia 30 - Q/NQ
2012	7.972115	9.058327	13.63%	35,722
2011	11.097552	7.972115	-28.16%	46,705
2010*	10.000000	11.097552	10.98%	24,238

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Banks - Q/NQ
2012	7.445906	9.773950	31.27%	0
2011*	10.000000	7.445906	-25.54%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2012	7.703839	8.223553	6.75%	1,821
2011*	10.000000	7.703839	-22.96%	0
ProFunds - ProFund VP Bear - Q/NQ
2012	8.030856	6.590591	-17.93%	7,924
2011	8.956962	8.030856	-10.34%	1,467
2010*	10.000000	8.956962	-10.43%	236
ProFunds - ProFund VP Biotechnology - Q/NQ
2012	9.334319	12.923509	38.45%	12,087
2011*	10.000000	9.334319	-6.66%	1,282
ProFunds - ProFund VP Bull - Q/NQ
2012	10.184980	11.413558	12.06%	260,889
2011	10.350163	10.184980	-1.60%	70,913
2010*	10.000000	10.350163	3.50%	15,387
ProFunds - ProFund VP Consumer Goods - Q/NQ
2012	9.866545	10.762620	9.08%	5,266
2011*	10.000000	9.866545	-1.33%	297
ProFunds - ProFund VP Consumer Services - Q/NQ
2012	9.617296	11.554470	20.14%	2,383
2011*	10.000000	9.617296	-3.83%	17,412
ProFunds - ProFund VP Emerging Markets - Q/NQ
2012	8.684323	9.106470	4.86%	69,801
2011	10.991014	8.684323	-20.99%	76,220
2010*	10.000000	10.991014	9.91%	18,701
ProFunds - ProFund VP Europe 30 - Q/NQ
2012	9.482425	10.878847	14.73%	19,125
2011	10.576106	9.482425	-10.34%	284
2010*	10.000000	10.576106	5.76%	0
ProFunds - ProFund VP Financials - Q/NQ
2012	8.258168	10.135359	22.73%	6,517
2011*	10.000000	8.258168	-17.42%	692
ProFunds - ProFund VP Health Care - Q/NQ
2012	9.582578	11.070094	15.52%	4,937
2011*	10.000000	9.582578	-4.17%	2,694

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Industrials - Q/NQ
2012	8.714446	9.929526	13.94%	31,240
2011*	10.000000	8.714446	-12.86%	18,627
ProFunds - ProFund VP International - Q/NQ
2012	9.137456	10.423529	14.07%	47,453
2011	10.840244	9.137456	-15.71%	3,151
2010*	10.000000	10.840244	8.40%	3,801
ProFunds - ProFund VP Internet - Q/NQ
2012	8.441035	9.947255	17.84%	69
2011*	10.000000	8.441035	-15.59%	372
ProFunds - ProFund VP Japan - Q/NQ
2012	7.139792	8.637609	20.98%	13,561
2011	8.907044	7.139792	-19.84%	0
2010*	10.000000	8.907044	-10.93%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2012	10.736302	12.278923	14.37%	55,483
2011	10.754006	10.736302	-0.16%	21,610
2010*	10.000000	10.754006	7.54%	4,355
ProFunds - ProFund VP Oil & Gas - Q/NQ
2012	11.116431	11.255058	1.25%	3,405
2011	11.048640	11.116431	0.61%	6,260
2010*	10.000000	11.048640	10.49%	5,338
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2012	10.374021	11.417769	10.06%	2,215
2011*	10.000000	10.374021	3.74%	17,510
ProFunds - ProFund VP Precious Metals - Q/NQ
2012	8.266620	6.950776	-15.92%	12,907
2011*	10.000000	8.266620	-17.33%	12,144
ProFunds - ProFund VP Real Estate - Q/NQ
2012	9.256851	10.672615	15.29%	11,098
2011*	10.000000	9.256851	-7.43%	1,048
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2012	5.404378	4.948894	-8.43%	11,464
2011	8.787613	5.404378	-38.50%	7,493
2010*	10.000000	8.787613	-12.12%	29,118
ProFunds - ProFund VP Semiconductor - Q/NQ
2012	8.793679	8.291888	-5.71%	0
2011*	10.000000	8.793679	-12.06%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2012	9.057188	7.749391	-14.44%	0
2011	8.317392	9.057188	8.89%	8,670
2010*	10.000000	8.317392	-16.83%	0
ProFunds - ProFund VP Short International - Q/NQ
2012	8.536149	6.706276	-21.44%	0
2011	8.520999	8.536149	0.18%	2,867
2010*	10.000000	8.520999	-14.79%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2012	7.626190	6.093412	-20.10%	3,767
2011	8.656821	7.626190	-11.91%	2,433
2010*	10.000000	8.656821	-13.43%	0
ProFunds - ProFund VP Technology - Q/NQ
2012	9.257429	10.047907	8.54%	780
2011*	10.000000	9.257429	-7.43%	20,575
ProFunds - ProFund VP Telecommunications - Q/NQ
2012	9.499334	10.890958	14.65%	0
2011*	10.000000	9.499334	-5.01%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2012	14.847454	14.751438	-0.65%	13,970
2011	10.513607	14.847454	41.22%	35,432
2010*	10.000000	10.513607	5.14%	10,482
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2012	11.045125	14.536401	31.61%	939
2011	11.360039	11.045125	-2.77%	937
2010*	10.000000	11.360039	13.60%	1,354
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2012	5.641479	3.595696	-36.26%	6,328
2011	7.366751	5.641479	-23.42%	246
2010*	10.000000	7.366751	-26.33%	0
ProFunds - ProFund VP Utilities - Q/NQ
2012	10.794555	10.636471	-1.46%	6,097
2011*	10.000000	10.794555	7.95%	2,317
Rydex Variable Trust - Banking Fund - Q/NQ
2012	5.174194	6.324189	22.23%	71,428
2011	6.761299	5.174194	-23.47%	925
2010	6.078622	6.761299	11.23%	14,430
2009	6.397285	6.078622	-4.98%	2,258
2008	11.050578	6.397285	-42.11%	1,545

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2012	20.086712	21.884066	8.95%	18,414
2011	24.434752	20.086712	-17.79%	7,258
2010	19.602908	24.434752	24.65%	21,446
2009	12.814838	19.602908	52.97%	8,079
2008	23.852301	12.814838	-46.27%	680
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2012	10.898633	14.582618	33.80%	4,839
2011	10.014819	10.898633	8.83%	19,411
2010	9.193693	10.014819	8.93%	5,696
2009	7.895223	9.193693	16.45%	4,836
2008	9.094760	7.895223	-13.19%	2,975
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2012	4.946938	4.799064	-2.99%	37,848
2011	5.385005	4.946938	-8.13%	60,784
2010	5.065755	5.385005	6.30%	64,081
2009	4.614626	5.065755	9.78%	71,287
2008	9.200096	4.614626	-49.84%	27,348
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2012	18.534686	19.887395	7.30%	7,671
2011	16.556670	18.534686	11.95%	14,985
2010	14.346357	16.556670	15.41%	5,345
2009	12.239630	14.346357	17.21%	7,976
2008	16.236535	12.239630	-24.62%	258
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2012	9.286749	10.704535	15.27%	9,992
2011	8.651183	9.286749	7.35%	14,430
2010	7.056769	8.651183	22.59%	4,645
2009	5.239673	7.056769	34.68%	2,838
2008	13.909303	5.239673	-62.33%	6,228
Rydex Variable Trust - Electronics Fund - Q/NQ
2012	6.717479	6.679213	-0.57%	0
2011	8.174293	6.717479	-17.82%	634
2010	7.582630	8.174293	7.80%	7,430
2009	4.484143	7.582630	69.10%	19,973
2008	9.134738	4.484143	-50.91%	1,245
Rydex Variable Trust - Energy Fund - Q/NQ
2012	21.354199	21.516544	0.76%	10,425
2011	23.048702	21.354199	-7.35%	7,466
2010	19.674587	23.048702	17.15%	11,452
2009	14.436526	19.674587	36.28%	6,187
2008	27.187530	14.436526	-46.90%	4,332

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Services Fund - Q/NQ
2012	24.413397	24.118807	-1.21%	3,804
2011	27.351495	24.413397	-10.74%	5,605
2010	22.051920	27.351495	24.03%	17,722
2009	13.797929	22.051920	59.82%	4,843
2008	33.075051	13.797929	-58.28%	361
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2012	8.080674	9.673276	19.71%	244,018
2011	9.676648	8.080674	-16.49%	1,179
2010	11.021556	9.676648	-12.20%	10,573
2009	8.257094	11.021556	33.48%	4,562
2008	18.590600	8.257094	-55.58%	494
Rydex Variable Trust - Financial Services Fund - Q/NQ
2012	6.767242	8.169186	20.72%	35,737
2011	8.083507	6.767242	-16.28%	5,176
2010	7.183095	8.083507	12.54%	11,416
2009	6.099464	7.183095	17.77%	17,791
2008	11.931265	6.099464	-48.88%	3,126
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2012	18.454424	18.704092	1.35%	6,741
2011	13.254983	18.454424	39.23%	141,986
2010	12.234496	13.254983	8.34%	6,396
2009	18.162118	12.234496	-32.64%	5,641
2008	12.744654	18.162118	42.51%	6,939
Rydex Variable Trust - Health Care Fund - Q/NQ
2012	11.712773	13.503151	15.29%	10,529
2011	11.369832	11.712773	3.02%	6,172
2010	10.822110	11.369832	5.06%	1,672
2009	8.823324	10.822110	22.65%	9,048
2008	11.933428	8.823324	-26.06%	3,396
Rydex Variable Trust - Internet Fund - Q/NQ
2012	14.926920	17.526105	17.41%	0
2011	17.222708	14.926920	-13.33%	4,321
2010	14.492120	17.222708	18.84%	15,099
2009	8.879891	14.492120	63.20%	19,526
2008	16.371328	8.879891	-45.76%	337
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2012	2.562080	1.954843	-23.70%	53,749
2011	3.570286	2.562080	-28.24%	16,281
2010	5.205084	3.570286	-31.41%	37,961
2009	9.557233	5.205084	-45.54%	15,659
2008	6.038639	9.557233	58.27%	615

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2012	3.812983	3.519423	-7.70%	42,135
2011	5.570477	3.812983	-31.55%	72,881
2010	6.492715	5.570477	-14.20%	75,204
2009	5.525670	6.492715	17.50%	35,525
2008	8.046474	5.525670	-31.33%	13,917
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2012	4.058016	3.259790	-19.67%	11,260
2011	4.450245	4.058016	-8.81%	18,431
2010	6.053639	4.450245	-26.49%	8,933
2009	9.505535	6.053639	-36.31%	0
2008	7.186403	9.505535	32.27%	205
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2012	2.417536	1.935217	-19.95%	4,742
2011	2.732036	2.417536	-11.51%	4,222
2010	3.526501	2.732036	-22.53%	299
2009	5.980991	3.526501	-41.04%	7,434
2008	4.106182	5.980991	45.66%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2012	3.810639	3.068791	-19.47%	21,398
2011	4.191593	3.810639	-9.09%	25,203
2010	5.885829	4.191593	-28.79%	24,388
2009	8.908816	5.885829	-33.93%	10,334
2008	7.260699	8.908816	22.70%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2012	4.537870	3.706872	-18.31%	17,713
2011	5.070005	4.537870	-10.50%	15,930
2010	6.204765	5.070005	-18.29%	84,356
2009	8.703525	6.204765	-28.71%	3,535
2008	6.351965	8.703525	37.02%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2012	7.122502	8.417246	18.18%	596
2011	10.186955	7.122502	-30.08%	1,743
2010	8.945594	10.186955	13.88%	1,763
2009	7.350832	8.945594	21.69%	2,169
2008	11.145823	7.350832	-34.05%	1,675
Rydex Variable Trust - Leisure Fund - Q/NQ
2012	15.059625	17.977471	19.38%	8,840
2011	14.937800	15.059625	0.82%	1,827
2010	11.646429	14.937800	28.26%	9,568
2009	8.656685	11.646429	34.54%	5,569
2008	17.282209	8.656685	-49.91%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2012	16.859532	20.625173	22.34%	7,497
2011	18.540891	16.859532	-9.07%	984
2010	13.698115	18.540891	35.35%	9,763
2009	9.134769	13.698115	49.96%	2,396
2008	20.555549	9.134769	-55.56%	541
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2012	9.564349	12.622502	31.97%	3,273
2011	9.785686	9.564349	-2.26%	2,751
2010	7.264107	9.785686	34.71%	10,003
2009	3.389325	7.264107	114.32%	3,479
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2012	15.031071	17.270462	14.90%	133,328
2011	14.950687	15.031071	0.54%	13,929
2010	12.823257	14.950687	16.59%	7,803
2009	8.573436	12.823257	49.57%	10,066
2008	15.000285	8.573436	-42.84%	68
Rydex Variable Trust - Nova Fund - Q/NQ
2012	9.000494	10.826303	20.29%	41,774
2011	9.254586	9.000494	-2.75%	4,638
2010	7.839668	9.254586	18.05%	6,752
2009	5.879527	7.839668	33.34%	10,744
2008	13.125573	5.879527	-55.21%	4,771
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2012	23.814003	22.471840	-5.64%	32,321
2011	31.909042	23.814003	-25.37%	21,847
2010	23.485081	31.909042	35.87%	25,586
2009	15.992527	23.485081	46.85%	20,094
2008	26.455823	15.992527	-39.55%	4,655
Rydex Variable Trust - Real Estate Fund - Q/NQ
2012	15.708167	18.291661	16.45%	136,454
2011	15.609555	15.708167	0.63%	16,777
2010	12.704190	15.609555	22.87%	24,301
2009	10.306794	12.704190	23.26%	13,388
2008	17.949188	10.306794	-42.58%	7,347
Rydex Variable Trust - Retailing Fund - Q/NQ
2012	15.125463	17.379018	14.90%	489
2011	14.597440	15.125463	3.62%	21,245
2010	11.854531	14.597440	23.14%	8,755
2009	8.353096	11.854531	41.92%	813
2008	12.660468	8.353096	-34.02%	818

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2012	13.188265	15.844993	20.14%	1,327
2011	15.262097	13.188265	-13.59%	2,014
2010	11.251619	15.262097	35.64%	4,604
2009	8.577378	11.251619	31.18%	1,675
2008	17.924479	8.577378	-52.15%	4,017
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2012	7.039693	8.962489	27.31%	1,117
2011	7.448037	7.039693	-5.48%	13,327
2010	6.032649	7.448037	23.46%	2,631
2009	4.188378	6.032649	44.03%	4,096
2008	13.296071	4.188378	-68.50%	58,066
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2012	11.363028	12.668983	11.49%	24,252
2011	11.674472	11.363028	-2.67%	38,383
2010	9.488888	11.674472	23.03%	42,731
2009	6.549393	9.488888	44.88%	24,892
2008	11.061341	6.549393	-40.79%	10,661
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2012	10.434853	12.549848	20.27%	69,138
2011	10.951206	10.434853	-4.72%	325,442
2010	9.249875	10.951206	18.39%	4,411
2009	6.214853	9.249875	48.83%	14,642
2008	12.301476	6.214853	-49.48%	3,340
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2012	15.768545	18.006514	14.19%	15,160
2011	16.130537	15.768545	-2.24%	22,637
2010	12.364361	16.130537	30.46%	34,504
2009	8.012762	12.364361	54.31%	15,893
2008	12.753001	8.012762	-37.17%	1,807
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2012	11.992740	13.805040	15.11%	4,585
2011	13.126006	11.992740	-8.63%	288,696
2010	11.104013	13.126006	18.21%	4,075
2009	7.268523	11.104013	52.77%	16,891
2008	13.104554	7.268523	-44.53%	1,762
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2012	13.361278	14.541670	8.83%	4,045
2011	13.116980	13.361278	1.86%	13,786
2010	10.630071	13.116980	23.40%	35,798
2009	8.063671	10.630071	31.83%	2,990
2008	12.477043	8.063671	-35.37%	1,736

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2012	10.659832	12.626512	18.45%	25,341
2011	11.962550	10.659832	-10.89%	27,027
2010	9.717798	11.962550	23.10%	2,870
2009	6.086129	9.717798	59.67%	86
2008	10.947132	6.086129	-44.40%	2,080
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2012	6.033939	5.564226	-7.78%	8,685
2011	6.404690	6.033939	-5.79%	29,237
2010	6.815967	6.404690	-6.03%	8,922
2009	8.230352	6.815967	-17.18%	3,647
2008	7.923400	8.230352	3.87%	327
Rydex Variable Trust - Technology Fund - Q/NQ
2012	11.734836	12.930408	10.19%	3,593
2011	13.133556	11.734836	-10.65%	7,931
2010	11.913344	13.133556	10.24%	5,855
2009	7.780693	11.913344	53.11%	10,136
2008	14.485548	7.780693	-46.29%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2012	7.218787	7.448192	3.18%	60
2011	8.570265	7.218787	-15.77%	60
2010	7.605843	8.570265	12.68%	0
2009	6.006598	7.605843	26.62%	3,712
2008	11.167514	6.006598	-46.21%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2012	13.804974	15.972160	15.70%	18,945
2011	15.784097	13.804974	-12.54%	2,821
2010	12.922033	15.784097	22.15%	6,249
2009	11.187208	12.922033	15.51%	1,135
2008	15.211714	11.187208	-26.46%	800
Rydex Variable Trust - Utilities Fund - Q/NQ
2012	11.798829	11.739337	-0.50%	4,595
2011	10.310767	11.798829	14.43%	27,923
2010	9.803678	10.310767	5.17%	3,293
2009	8.755163	9.803678	11.98%	4,311
2008	12.634210	8.755163	-30.70%	1,455
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2012	10.335555	10.249259	-0.83%	3,055
2011	10.904976	10.335555	-5.22%	3,730
2010	11.740714	10.904976	-7.12%	3,999
2009	11.192286	11.740714	4.90%	1,726
2008	12.960352	11.192286	-13.64%	2,786

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	10.295083	11.940831	15.99%	3,294
2011*	10.000000	10.295083	2.95%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2012	8.277914	10.584254	27.86%	267
2011*	10.000000	8.277914	-17.22%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2012	8.869933	9.923087	11.87%	780
2011*	10.000000	8.869933	-11.30%	545
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	7.678435	7.811116	1.73%	17,078
2011*	10.000000	7.678435	-23.22%	7,812
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2012	9.589019	9.560858	-0.29%	346
2011*	10.000000	9.589019	-4.11%	417

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2012	9.062330	10.104562	11.50%	2,702
2011*	10.000000	9.062330	-9.38%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	10.614261	11.209696	5.61%	35,304
2011*	10.000000	10.614261	6.14%	15,803
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2012	11.491654	12.967896	12.85%	1,993
2011	11.331620	11.491654	1.41%	1,176
2010	10.093658	11.331620	12.26%	1,060
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2012	13.010483	14.660326	12.68%	2,513
2011	13.095455	13.010483	-0.65%	3,104
2010	11.739256	13.095455	11.55%	1,509
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	10.041377	10.859569	8.15%	45,585
2011	10.595171	10.041377	-5.23%	42,464
2008*	10.000000	10.595171	5.95%	22,114
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2012	10.151086	9.774022	-3.71%	0
2011	11.815930	10.151086	-14.09%	626
2010*	10.000000	11.815930	18.16%	2,010
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2012*	10.000000	10.466103	4.66%	134,115
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2012	9.075291	10.017238	10.38%	12,323
2011*	10.000000	9.075291	-9.25%	6,797
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2012	11.215293	12.910905	15.12%	33,253
2011	11.323272	11.215293	-0.95%	4,924
2010	10.019813	11.323272	13.01%	654
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2012	10.396767	11.697843	12.51%	7,294
2011	10.573145	10.396767	-1.67%	362
2010	8.679537	10.573145	21.82%	324
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2012*	10.000000	10.555395	5.55%	10,952

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	10.066065	11.417487	13.43%	13,466
2011	10.394889	10.066065	-3.16%	1,743
2010*	10.000000	10.394889	3.95%	6,196
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
2012	9.772924	10.825941	10.77%	5,328
2011	10.381564	9.772924	-5.86%	2,826
2010*	10.000000	10.381564	3.82%	3,093
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
2012	9.869875	10.454923	5.93%	835
2011	10.167491	9.869875	-2.93%	0
2010*	10.000000	10.167491	1.67%	0
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
2012	9.672602	10.466358	8.21%	5,641
2011	10.118412	9.672602	-4.41%	6,795
2010*	10.000000	10.118412	1.18%	7,014
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2012	8.876637	9.926409	11.83%	37,486
2011	9.736062	8.876637	-8.83%	31,327
2010	8.597958	9.736062	13.24%	26,354
2009	6.271017	8.597958	37.11%	2,177
2008	11.204276	6.271017	-44.03%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2012	9.288821	10.120676	8.96%	70,022
2011	9.470550	9.288821	-1.92%	43,538
2010	8.676184	9.470550	9.16%	9,633
2009	7.196585	8.676184	20.56%	2,625
2008	10.464452	7.196585	-31.23%	0
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2012	8.614454	9.523898	10.56%	40,847
2011	9.143689	8.614454	-5.79%	24,235
2010	8.173178	9.143689	11.87%	16,429
2009	6.119746	8.173178	33.55%	1,889
2008	10.753873	6.119746	-43.09%	0
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
2012	8.542891	8.579162	0.42%	40,116
2011	9.775118	8.542891	-12.61%	46,474
2010*	10.000000	9.775118	-2.25%	100,479
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
2012	8.710642	8.895016	2.12%	30,675
2011	9.555312	8.710642	-8.84%	61,626
2010*	10.000000	9.555312	-4.45%	165,187

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2012	7.824763	6.833094	-12.67%	10,783
2011	8.706946	7.824763	-10.13%	4,631
2010	9.177511	8.706946	-5.13%	6,403
2009	9.721742	9.177511	-5.60%	10,737
2008*	10.000000	9.721742	-2.78%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2012	8.704219	8.750705	0.53%	64,868
2011	8.560465	8.704219	1.68%	9,216
2010	8.197290	8.560465	4.43%	6,026
2009	8.617833	8.197290	-4.88%	0
2008	10.780744	8.617833	-20.06%	485
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
2012	11.580127	11.893245	2.70%	21,961
2011	12.600951	11.580127	-8.10%	1,802
2010	11.520889	12.600951	9.37%	1,890
2009	9.202444	11.520889	25.19%	0
2008	15.788844	9.202444	-41.72%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	9.506060	11.141610	17.21%	206,702
2011	10.415801	9.506060	-8.73%	222,850
2010*	10.000000	10.415801	4.16%	148,019
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2012	9.447076	10.151558	7.46%	1,453
2011*	10.000000	9.447076	-5.53%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.304874	10.589226	13.80%	11,383
2011*	10.000000	9.304874	-6.95%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.852844	14.499439	12.81%	5,390
2011	12.588692	12.852844	2.10%	355,757
2010	11.311226	12.588692	11.29%	62,654
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	9.868901	11.273492	14.23%	179
2011	10.717802	9.868901	-7.92%	242
2010*	10.000000	10.717802	7.18%	12,163
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	10.136960	11.072007	9.22%	3,739
2011	10.447198	10.136960	-2.97%	1,772
2010*	10.000000	10.447198	4.47%	941

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	10.033564	11.213856	11.76%	2,474
2011	10.565830	10.033564	-5.04%	22,378
2010*	10.000000	10.565830	5.66%	35,123
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.236464	10.822075	5.72%	47,272
2011	10.262999	10.236464	-0.26%	71,368
2010*	10.000000	10.262999	2.63%	23,042
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	10.086099	11.146326	10.51%	10,639
2011	10.499887	10.086099	-3.94%	10,581
2010*	10.000000	10.499887	5.00%	7,609
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	9.967692	11.232686	12.69%	9,406
2011	10.631229	9.967692	-6.24%	19,685
2010*	10.000000	10.631229	6.31%	10,708
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.185968	11.023648	8.22%	9,033
2011	10.384560	10.185968	-1.91%	6,528
2010*	10.000000	10.384560	3.85%	6,709
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	10.237673	10.785006	5.35%	117,506
2011*	10.000000	10.237673	2.38%	50,436
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	8.583968	9.897074	15.30%	29,954
2011	11.246084	8.583968	-23.67%	4,132
2010*	10.000000	11.246084	12.46%	9,295
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
2012	13.860675	14.045921	1.34%	30,201
2011	13.138750	13.860675	5.49%	52,104
2010	12.748483	13.138750	3.06%	25,677
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
2012	11.738290	13.382238	14.01%	8,243
2011	12.424003	11.738290	-5.52%	6,797
2010	11.026060	12.424003	12.68%	462
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
2012	10.295296	11.084790	7.67%	1,773
2011	10.377140	10.295296	-0.79%	3,008
2010*	10.000000	10.377140	3.77%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
2012	10.204642	11.270423	10.44%	6,683
2011	10.478601	10.204642	-2.61%	3,576
2010*	10.000000	10.478601	4.79%	2,087
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
2012	11.882218	12.288603	3.42%	166,740
2011	11.735939	11.882218	1.25%	69,759
2010	11.264654	11.735939	4.18%	41,995
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
2012	12.057943	13.144399	9.01%	234,289
2011	12.264591	12.057943	-1.68%	178,506
2010	11.249043	12.264591	9.03%	132,280
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
2012	11.988840	13.410484	11.86%	258
2011	12.456651	11.988840	-3.76%	350
2010	11.216666	12.456651	11.05%	4,939
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
2012	12.155932	12.906918	6.18%	184,385
2011	12.097465	12.155932	0.48%	125,092
2010	11.340422	12.097465	6.68%	55,846
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2012	9.664374	9.504481	-1.65%	2,084,332
2011	9.826056	9.664374	-1.65%	1,817,061
2010	9.990888	9.826056	-1.65%	405,863
2009*	10.000000	9.990888	-0.09%	211,472
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	9.890226	11.236289	13.61%	5,926
2011	11.126632	9.890226	-11.11%	1,143
2010*	10.000000	11.126632	11.27%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.715119	10.023497	15.01%	4,520
2011	10.599401	8.715119	-17.78%	0
2010*	10.000000	10.599401	5.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	10.230545	11.685291	14.22%	84
2011	10.749303	10.230545	-4.83%	234
2010*	10.000000	10.749303	7.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	9.464309	10.945181	15.65%	91
2011	10.247086	9.464309	-7.64%	369
2010*	10.000000	10.247086	2.47%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	10.531112	11.873679	12.75%	786
2011	11.206236	10.531112	-6.02%	607
2010*	10.000000	11.206236	12.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	10.337789	11.828675	14.42%	1,989
2011	10.760670	10.337789	-3.93%	178
2010*	10.000000	10.760670	7.61%	509
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
2012	9.777160	10.901742	11.50%	90
2011	10.006065	9.777160	-2.29%	0
2010	8.112453	10.006065	23.34%	4,487
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
2012	13.040150	15.463868	18.59%	965
2011	13.980266	13.040150	-6.72%	0
2010	11.230991	13.980266	24.48%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
2012	14.341538	16.287565	13.57%	3,574
2011	15.437758	14.341538	-7.10%	2,255
2010	12.522249	15.437758	23.28%	221
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
2012	10.855975	12.206014	12.44%	0
2011	10.951639	10.855975	-0.87%	0
2010	9.813234	10.951639	11.60%	0
2010	9.813234	10.951639	11.60%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.932513	10.112406	1.81%	10,556
2011*	10.000000	9.932513	-0.67%	2,675
Northern Lights Variable Trust - Mariner Hyman Beck Portfolio: Class 2 Shares - Q/NQ
2012*	10.000000	9.610880	-3.89%	927
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2012*	10.000000	10.196065	1.96%	1,531,375
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012	9.513088	10.741085	12.91%	229,765
2011*	10.000000	9.513088	-4.87%	7,635
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2012	11.117508	11.493877	3.39%	20,888
2011	12.225930	11.117508	-9.07%	20,759
2010*	10.000000	12.225930	22.26%	22,228

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2012	11.047177	12.794706	15.82%	76,725
2011	10.575227	11.047177	4.46%	48,272
2010*	10.000000	10.575227	5.75%	25,772
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	11.586236	11.990765	3.49%	3,217
2011	10.865613	11.586236	6.63%	4,063
2010*	10.000000	10.865613	8.66%	1,946
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2012	11.479232	12.064082	5.09%	55,322
2011	10.861488	11.479232	5.69%	36,743
2010*	10.000000	10.861488	8.61%	19,956
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2012	10.729047	12.049324	12.31%	606,199
2011	10.566840	10.729047	1.54%	2,178,760
2010*	10.000000	10.566840	5.67%	122,165
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	9.800520	10.192616	4.00%	66,060
2011*	10.000000	9.800520	-1.99%	36,959
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.980493	10.747901	7.69%	697,907
2011*	10.000000	9.980493	-0.20%	9,530
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2012	8.396711	9.220642	9.81%	0
2011	11.176853	8.396711	-24.87%	1,242
2010*	10.000000	11.176853	11.77%	2,392
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2012	10.403709	11.837502	13.78%	7,795
2011	10.797041	10.403709	-3.64%	38,833
2010*	10.000000	10.797041	7.97%	8,541
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2012	10.977231	12.320593	12.24%	768,245
2011	10.862793	10.977231	1.05%	15,189
2010*	10.000000	10.862793	8.63%	103,585
ProFunds - ProFund VP Asia 30 - Q/NQ
2012	7.965382	9.046067	13.57%	4,489
2011	11.093814	7.965382	-28.20%	1,478
2010*	10.000000	11.093814	10.94%	48,842

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Banks - Q/NQ
2012	7.443388	9.765662	31.20%	16,406
2011*	10.000000	7.443388	-25.57%	8,644
ProFunds - ProFund VP Basic Materials - Q/NQ
2012	7.701232	8.216576	6.69%	7,062
2011*	10.000000	7.701232	-22.99%	7,871
ProFunds - ProFund VP Bear - Q/NQ
2012	8.024075	6.581672	-17.98%	3,387
2011	8.953941	8.024075	-10.38%	6,463
2010*	10.000000	8.953941	-10.46%	24,969
ProFunds - ProFund VP Biotechnology - Q/NQ
2012	9.331171	12.912564	38.38%	20,075
2011*	10.000000	9.331171	-6.69%	2,771
ProFunds - ProFund VP Bull - Q/NQ
2012	10.176378	11.398123	12.01%	138,491
2011	10.346671	10.176378	-1.65%	51,825
2010*	10.000000	10.346671	3.47%	57,308
ProFunds - ProFund VP Consumer Goods - Q/NQ
2012	9.863222	10.753514	9.03%	3,796
2011*	10.000000	9.863222	-1.37%	161
ProFunds - ProFund VP Consumer Services - Q/NQ
2012	9.614061	11.544697	20.08%	19,061
2011*	10.000000	9.614061	-3.86%	1,263
ProFunds - ProFund VP Emerging Markets - Q/NQ
2012	8.676987	9.094150	4.81%	7,069
2011	10.987308	8.676987	-21.03%	7,612
2010*	10.000000	10.987308	9.87%	18,407
ProFunds - ProFund VP Europe 30 - Q/NQ
2012	9.474426	10.864136	14.67%	4,982
2011	10.572550	9.474426	-10.39%	1,793
2010*	10.000000	10.572550	5.73%	0
ProFunds - ProFund VP Financials - Q/NQ
2012	8.255376	10.126774	22.67%	1,523
2011*	10.000000	8.255376	-17.45%	0
ProFunds - ProFund VP Health Care - Q/NQ
2012	9.579355	11.060737	15.46%	9,044
2011*	10.000000	9.579355	-4.21%	5,904

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Industrials - Q/NQ
2012	8.711513	9.921128	13.89%	20,257
2011*	10.000000	8.711513	-12.88%	7,701
ProFunds - ProFund VP International - Q/NQ
2012	9.129738	10.409418	14.02%	22,726
2011	10.836596	9.129738	-15.75%	5,833
2010*	10.000000	10.836596	8.37%	2,996
ProFunds - ProFund VP Internet - Q/NQ
2012	8.438186	9.938843	17.78%	5,259
2011*	10.000000	8.438186	-15.62%	721
ProFunds - ProFund VP Japan - Q/NQ
2012	7.133768	8.625917	20.92%	1,507
2011	8.904049	7.133768	-19.88%	240
2010*	10.000000	8.904049	-10.96%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2012	10.727237	12.262304	14.31%	9,712
2011	10.750388	10.727237	-0.22%	8,285
2010*	10.000000	10.750388	7.50%	5,889
ProFunds - ProFund VP Oil & Gas - Q/NQ
2012	11.107068	11.239854	1.20%	9,637
2011	11.044935	11.107068	0.56%	522
2010*	10.000000	11.044935	10.45%	1,851
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2012	10.370516	11.408093	10.01%	12,684
2011*	10.000000	10.370516	3.71%	6,989
ProFunds - ProFund VP Precious Metals - Q/NQ
2012	8.263837	6.944900	-15.96%	92,286
2011*	10.000000	8.263837	-17.36%	82,939
ProFunds - ProFund VP Real Estate - Q/NQ
2012	9.253728	10.663579	15.24%	22,308
2011*	10.000000	9.253728	-7.46%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2012	5.399812	4.942176	-8.48%	11,370
2011	8.784650	5.399812	-38.53%	3,207
2010*	10.000000	8.784650	-12.15%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2012	8.790714	8.284877	-5.75%	698
2011*	10.000000	8.790714	-12.09%	3,767

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2012	9.049552	7.738909	-14.48%	0
2011	8.314589	9.049552	8.84%	0
2010*	10.000000	8.314589	-16.85%	0
ProFunds - ProFund VP Short International - Q/NQ
2012	8.528961	6.697214	-21.48%	0
2011	8.518131	8.528961	0.13%	0
2010*	10.000000	8.518131	-14.82%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2012	7.619762	6.085179	-20.14%	0
2011	8.653899	7.619762	-11.95%	246
2010*	10.000000	8.653899	-13.46%	3,314
ProFunds - ProFund VP Technology - Q/NQ
2012	9.254311	10.039412	8.48%	39,106
2011*	10.000000	9.254311	-7.46%	6,793
ProFunds - ProFund VP Telecommunications - Q/NQ
2012	9.496117	10.881738	14.59%	7,005
2011*	10.000000	9.496117	-5.04%	672
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2012	14.834932	14.731481	-0.70%	3,956
2011	10.510068	14.834932	41.15%	19,283
2010*	10.000000	10.510068	5.10%	2,576
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2012	11.035818	14.516775	31.54%	5,277
2011	11.356223	11.035818	-2.82%	560
2010*	10.000000	11.356223	13.56%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2012	5.636707	3.590822	-36.30%	0
2011	7.364265	5.636707	-23.46%	0
2010*	10.000000	7.364265	-26.36%	0
ProFunds - ProFund VP Utilities - Q/NQ
2012	10.790926	10.627470	-1.51%	12,171
2011*	10.000000	10.790926	7.91%	8,675
Rydex Variable Trust - Banking Fund - Q/NQ
2012	5.147319	6.288140	22.16%	75,911
2011	6.729606	5.147319	-23.51%	1,378
2010	6.053202	6.729606	11.17%	45,174
2009	6.373762	6.053202	-5.03%	0
2008	11.015561	6.373762	-42.14%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2012	19.982364	21.759296	8.89%	30,514
2011	24.320164	19.982364	-17.84%	3,737
2010	19.520894	24.320164	24.59%	28,098
2009	12.767714	19.520894	52.89%	485
2008	23.776702	12.767714	-46.30%	1,668
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2012	10.842008	14.499474	33.73%	6,938
2011	9.967840	10.842008	8.77%	12,966
2010	9.155218	9.967840	8.88%	6,066
2009	7.866176	9.155218	16.39%	393
2008	9.065907	7.866176	-13.23%	2,904
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2012	4.931262	4.781424	-3.04%	56,237
2011	5.370660	4.931262	-8.18%	35,029
2010	5.054825	5.370660	6.25%	30,113
2009	4.607014	5.054825	9.72%	0
2008	9.189605	4.607014	-49.87%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2012	18.438406	19.774015	7.24%	12,861
2011	16.479013	18.438406	11.89%	7,285
2010	14.286337	16.479013	15.35%	7,192
2009	12.194620	14.286337	17.15%	1,960
2008	16.185068	12.194620	-24.66%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2012	9.250662	10.657513	15.21%	31,130
2011	8.621931	9.250662	7.29%	34,342
2010	7.036473	8.621931	22.53%	24,439
2009	5.227270	7.036473	34.61%	745
2008	13.883479	5.227270	-62.35%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2012	6.682572	6.641109	-0.62%	8,861
2011	8.135952	6.682572	-17.86%	700
2010	7.550887	8.135952	7.75%	14,020
2009	4.467638	7.550887	69.01%	3,140
2008	9.105769	4.467638	-50.94%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2012	21.243260	21.393851	0.71%	18,920
2011	22.940606	21.243260	-7.40%	20,207
2010	19.592264	22.940606	17.09%	25,856
2009	14.383438	19.592264	36.21%	123
2008	27.101364	14.383438	-46.93%	737

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Services Fund - Q/NQ
2012	24.286526	23.981238	-1.26%	7,178
2011	27.223175	24.286526	-10.79%	9,459
2010	21.959607	27.223175	23.97%	27,695
2009	13.747154	21.959607	59.74%	109
2008	32.970157	13.747154	-58.30%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2012	8.038715	9.618151	19.65%	4,437
2011	9.631287	8.038715	-16.54%	2,029
2010	10.975469	9.631287	-12.25%	31,838
2009	8.226749	10.975469	33.41%	0
2008	18.531740	8.226749	-55.61%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2012	6.732114	8.122643	20.66%	18,342
2011	8.045629	6.732114	-16.33%	6,755
2010	7.153068	8.045629	12.48%	427
2009	6.077049	7.153068	17.71%	709
2008	11.893483	6.077049	-48.90%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2012	18.358596	18.597491	1.30%	70,321
2011	13.192844	18.358596	39.16%	97,131
2010	12.183332	13.192844	8.29%	8,569
2009	18.095360	12.183332	-32.67%	5,821
2008	12.704263	18.095360	42.44%	1,644
Rydex Variable Trust - Health Care Fund - Q/NQ
2012	11.651955	13.426199	15.23%	4,321
2011	11.316531	11.651955	2.96%	5,873
2010	10.776854	11.316531	5.01%	3,927
2009	8.790884	10.776854	22.59%	3,051
2008	11.895605	8.790884	-26.10%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2012	14.849401	17.426205	17.35%	1,704
2011	17.141942	14.849401	-13.37%	1,226
2010	14.431497	17.141942	18.78%	4,478
2009	8.847238	14.431497	63.12%	2,434
2008	16.319442	8.847238	-45.79%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2012	2.552122	1.946259	-23.74%	50,362
2011	3.558217	2.552122	-28.28%	29,177
2010	5.190128	3.558217	-31.44%	0
2009	9.534621	5.190128	-45.57%	0
2008	6.027419	9.534621	58.19%	200

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2012	3.796218	3.502157	-7.75%	80,753
2011	5.548803	3.796218	-31.58%	36,279
2010	6.470749	5.548803	-14.25%	78,269
2009	5.509773	6.470749	17.44%	17,061
2008	8.027403	5.509773	-31.36%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2012	4.042240	3.245459	-19.71%	2,718
2011	4.435202	4.042240	-8.86%	405
2010	6.036254	4.435202	-26.52%	0
2009	9.483051	6.036254	-36.35%	0
2008	7.173046	9.483051	32.20%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2012	2.404975	1.924182	-19.99%	0
2011	2.719230	2.404975	-11.56%	0
2010	3.511759	2.719230	-22.57%	2,860
2009	5.959014	3.511759	-41.07%	0
2008	4.093170	5.959014	45.58%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2012	3.795832	3.055312	-19.51%	813
2011	4.177421	3.795832	-9.13%	40,000
2010	5.868911	4.177421	-28.82%	41,569
2009	8.887728	5.868911	-33.97%	0
2008	7.247181	8.887728	22.64%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2012	4.514301	3.685744	-18.35%	13,836
2011	5.046221	4.514301	-10.54%	8,418
2010	6.178803	5.046221	-18.33%	10,745
2009	8.671529	6.178803	-28.75%	3,786
2008	6.331834	8.671529	36.95%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2012	7.085507	8.369264	18.12%	3,426
2011	10.139211	7.085507	-30.12%	1,041
2010	8.908187	10.139211	13.82%	829
2009	7.323818	8.908187	21.63%	138
2008	11.110508	7.323818	-34.08%	2,975
Rydex Variable Trust - Leisure Fund - Q/NQ
2012	14.981406	17.874986	19.31%	4,297
2011	14.867754	14.981406	0.76%	4,970
2010	11.597698	14.867754	28.20%	23,548
2009	8.624846	11.597698	34.47%	906
2008	17.227435	8.624846	-49.94%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2012	16.771952	20.507590	22.27%	26,384
2011	18.453939	16.771952	-9.11%	845
2010	13.640798	18.453939	35.28%	9,956
2009	9.101161	13.640798	49.88%	1,736
2008	20.490387	9.101161	-55.58%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2012	9.514652	12.550518	31.91%	24,290
2011	9.739775	9.514652	-2.31%	13,950
2010	7.233697	9.739775	34.64%	10,571
2009	3.376851	7.233697	114.21%	926
2008	12.531573	3.376851	-73.05%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2012	14.953021	17.172034	14.84%	3,753
2011	14.880596	14.953021	0.49%	5,035
2010	12.769618	14.880596	16.53%	4,913
2009	8.541905	12.769618	49.49%	1,803
2008	14.952741	8.541905	-42.87%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2012	8.953740	10.764580	20.22%	3,863
2011	9.211177	8.953740	-2.79%	3,705
2010	7.806862	9.211177	17.99%	3,104
2009	5.857898	7.806862	33.27%	4,491
2008	13.083949	5.857898	-55.23%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2012	23.690279	22.343701	-5.68%	46,462
2011	31.759402	23.690279	-25.41%	40,010
2010	23.386813	31.759402	35.80%	27,069
2009	15.933719	23.386813	46.78%	6,137
2008	26.371963	15.933719	-39.58%	857
Rydex Variable Trust - Real Estate Fund - Q/NQ
2012	15.626539	18.187343	16.39%	24,392
2011	15.536305	15.626539	0.58%	16,203
2010	12.650992	15.536305	22.81%	31,844
2009	10.268854	12.650992	23.20%	0
2008	17.892251	10.268854	-42.61%	209
Rydex Variable Trust - Retailing Fund - Q/NQ
2012	15.046941	17.279989	14.84%	11,017
2011	14.529024	15.046941	3.56%	5,930
2010	11.804953	14.529024	23.08%	22,074
2009	8.322382	11.804953	41.85%	0
2008	12.620337	8.322382	-34.06%	1,234

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2012	13.119760	15.754668	20.08%	18,257
2011	15.190533	13.119760	-13.63%	7,000
2010	11.204539	15.190533	35.57%	9,562
2009	8.545822	11.204539	31.11%	58
2008	17.867661	8.545822	-52.17%	1,249
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2012	7.003107	8.911374	27.25%	21,734
2011	7.413099	7.003107	-5.53%	34,124
2010	6.007402	7.413099	23.40%	20,796
2009	4.172976	6.007402	43.96%	525
2008	13.253945	4.172976	-68.52%	47,855
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2012	11.318897	12.613348	11.44%	130,662
2011	11.635039	11.318897	-2.72%	45,135
2010	9.461647	11.635039	22.97%	110,724
2009	6.533900	9.461647	44.81%	626
2008	11.040798	6.533900	-40.82%	2,049
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2012	10.394295	12.494696	20.21%	104,021
2011	10.914183	10.394295	-4.76%	101,169
2010	9.223280	10.914183	18.33%	114,654
2009	6.200131	9.223280	48.76%	68
2008	12.278606	6.200131	-49.50%	2,078
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2012	15.707297	17.927427	14.13%	3,910
2011	16.076041	15.707297	-2.29%	22,128
2010	12.328841	16.076041	30.39%	14,089
2009	7.993799	12.328841	54.23%	0
2008	12.729295	7.993799	-37.20%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2012	11.946139	13.744398	15.05%	3,408
2011	13.081637	11.946139	-8.68%	54,337
2010	11.072098	13.081637	18.15%	261
2009	7.251321	11.072098	52.69%	1,695
2008	13.080217	7.251321	-44.56%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2012	13.309362	14.477788	8.78%	4,535
2011	13.072648	13.309362	1.81%	19,642
2010	10.599520	13.072648	23.33%	11,854
2009	8.044581	10.599520	31.76%	326
2008	12.453854	8.044581	-35.40%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2012	10.618368	12.570995	18.39%	19,592
2011	11.922071	10.618368	-10.94%	11,560
2010	9.689840	11.922071	23.04%	727
2009	6.071709	9.689840	59.59%	0
2008	10.926776	6.071709	-44.43%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2012	6.014837	5.543786	-7.83%	0
2011	6.387643	6.014837	-5.84%	12,041
2010	6.801275	6.387643	-6.08%	0
2009	8.216803	6.801275	-17.23%	692
2008	7.914374	8.216803	3.82%	2,723
Rydex Variable Trust - Technology Fund - Q/NQ
2012	11.673884	12.856683	10.13%	4,273
2011	13.071965	11.673884	-10.70%	8,789
2010	11.863497	13.071965	10.19%	8,176
2009	7.752071	11.863497	53.04%	1,988
2008	14.439631	7.752071	-46.31%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2012	7.181249	7.405690	3.13%	511
2011	8.530044	7.181249	-15.81%	2,783
2010	7.574000	8.530044	12.62%	3,007
2009	5.984499	7.574000	26.56%	1,394
2008	11.132092	5.984499	-46.24%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2012	13.733238	15.881078	15.64%	9,476
2011	15.710054	13.733238	-12.58%	2,490
2010	12.867948	15.710054	22.09%	5,841
2009	11.146061	12.867948	15.45%	849
2008	15.163480	11.146061	-26.49%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2012	11.737605	11.672476	-0.55%	5,930
2011	10.262467	11.737605	14.37%	27,592
2010	9.762707	10.262467	5.12%	5,168
2009	8.723001	9.762707	11.92%	12,683
2008	12.594200	8.723001	-30.74%	1,841
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2012	10.302818	10.211602	-0.89%	6,446
2011	10.875959	10.302818	-5.27%	0
2010	11.715433	10.875959	-7.17%	3,162
2009	11.173868	11.715433	4.85%	4,494
2008	12.945594	11.173868	-13.69%	367

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	10.291620	11.930733	15.93%	12,660
2011*	10.000000	10.291620	2.92%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2012	8.275118	10.575287	27.80%	6,025
2011*	10.000000	8.275118	-17.25%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2012	8.866943	9.914704	11.82%	607
2011*	10.000000	8.866943	-11.33%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	7.675841	7.804480	1.68%	11,668
2011*	10.000000	7.675841	-23.24%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2012	9.585796	9.552770	-0.34%	6,605
2011*	10.000000	9.585796	-4.14%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2012	9.053152	10.078896	11.33%	233,182
2011*	10.000000	9.053152	-9.47%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	10.603532	11.181248	5.45%	18,790
2011*	10.000000	10.603532	6.04%	27,826
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2012	11.323335	12.758416	12.67%	431
2011	11.182658	11.323335	1.26%	0
2010	9.976163	11.182658	12.09%	30
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2012	12.819933	14.423528	12.51%	7,164
2011	12.923337	12.819933	-0.80%	11,648
2010	11.602633	12.923337	11.38%	4,693
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	10.015961	10.815518	7.98%	37,342
2011	10.584465	10.015961	-5.37%	15,163
2010*	10.000000	10.584465	5.84%	12,829
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2012	10.125395	9.734378	-3.86%	662
2011	11.803992	10.125395	-14.22%	14,735
2010*	10.000000	11.803992	18.04%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2012*	10.000000	10.455459	4.55%	17,119
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2012	9.066105	9.991804	10.21%	6,001
2011*	10.000000	9.066105	-9.34%	1,072
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2012	11.051019	12.702349	14.94%	16,406
2011	11.174429	11.051019	-1.10%	106
2010	9.903186	11.174429	12.84%	30
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2012	10.244454	11.508859	12.34%	10,144
2011	10.434122	10.244454	-1.82%	2,016
2010	8.578482	10.434122	21.63%	275
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2012*	10.000000	10.544664	5.45%	2,395

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	10.040580	11.371172	13.25%	11,870
2011	10.384375	10.040580	-3.31%	11,870
2010*	10.000000	10.384375	3.84%	6,353
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
2012	9.748186	10.782023	10.61%	0
2011	10.371068	9.748186	-6.01%	0
2010*	10.000000	10.371068	3.71%	0
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
2012	9.844899	10.412527	5.77%	8,140
2011	10.157210	9.844899	-3.07%	1,111
2010*	10.000000	10.157210	1.57%	1,168
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
2012	9.648111	10.423907	8.04%	5,673
2011	10.108176	9.648111	-4.55%	6,727
2010*	10.000000	10.108176	1.08%	6,727
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2012	8.808175	9.834792	11.66%	13,173
2011	9.675701	8.808175	-8.97%	15,630
2010	8.557699	9.675701	13.06%	16,908
2009	6.251178	8.557699	36.90%	0
2008	11.185926	6.251178	-44.12%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2012	9.217164	10.027244	8.79%	17,774
2011	9.411820	9.217164	-2.07%	9,478
2010	8.635533	9.411820	8.99%	7,065
2009	7.173815	8.635533	20.38%	0
2008	10.447306	7.173815	-31.33%	0
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2012	8.553312	9.441844	10.39%	7,451
2011	9.092627	8.553312	-5.93%	10,776
2010	8.139938	9.092627	11.70%	10,595
2009	6.104158	8.139938	33.35%	0
2008	10.742904	6.104158	-43.18%	0
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
2012	8.521254	8.544342	0.27%	2,405
2011	9.765233	8.521254	-12.74%	4,881
2010*	10.000000	9.765233	-2.35%	4,963
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
2012	8.688589	8.858922	1.96%	11,997
2011	9.545646	8.688589	-8.98%	13,077
2010*	10.000000	9.545646	-4.54%	9,265

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2012	7.788426	6.790955	-12.81%	3,701
2011	8.679723	7.788426	-10.27%	5,766
2010	9.162795	8.679723	-5.27%	30,201
2009	9.720970	9.162795	-5.74%	18,460
2008*	10.000000	9.720970	-2.79%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2012	8.623736	8.656557	0.38%	20,819
2011	8.494224	8.623736	1.52%	3,148
2010	8.146279	8.494224	4.27%	3,148
2009	8.577299	8.146279	-5.03%	2,997
2008	10.746444	8.577299	-20.18%	2,997
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
2012	11.410515	11.701128	2.55%	761
2011	12.435319	11.410515	-8.24%	1,869
2010	11.386805	12.435319	9.21%	651
2009	9.109231	11.386805	25.00%	363
2008	15.652850	9.109231	-41.80%	363
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	9.481990	11.096411	17.03%	445,424
2011	10.405277	9.481990	-8.87%	19,850
2010*	10.000000	10.405277	4.05%	18,052
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2012	9.437512	10.125768	7.29%	985
2011*	10.000000	9.437512	-5.62%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.295446	10.562336	13.63%	7,927
2011*	10.000000	9.295446	-7.05%	2,597
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.731046	14.340088	12.64%	1,119
2011	12.488385	12.731046	1.94%	49,466
2010	11.238219	12.488385	11.12%	27,406
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	9.843908	11.227757	14.06%	0
2011	10.706957	9.843908	-8.06%	2,590
2010*	10.000000	10.706957	7.07%	2,590
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	10.111298	11.027097	9.06%	931
2011	10.436632	10.111298	-3.12%	1,231
2010*	10.000000	10.436632	4.37%	1,231

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	10.008151	11.168354	11.59%	10,551
2011	10.555145	10.008151	-5.18%	3,736
2010*	10.000000	10.555145	5.55%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.210555	10.778161	5.56%	40,147
2011	10.252622	10.210555	-0.41%	11,524
2010*	10.000000	10.252622	2.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	10.060559	11.101096	10.34%	12,788
2011	10.489270	10.060559	-4.09%	13,352
2010*	10.000000	10.489270	4.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	9.942442	11.187095	12.52%	7,047
2011	10.620474	9.942442	-6.38%	12,968
2010*	10.000000	10.620474	6.20%	5,609
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.160184	10.978933	8.06%	8,316
2011	10.374062	10.160184	-2.06%	7,516
2010*	10.000000	10.374062	3.74%	2,136
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	10.227315	10.757618	5.19%	57,121
2011*	10.000000	10.227315	2.27%	7,488
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	8.562215	9.856894	15.12%	6,528
2011	11.234722	8.562215	-23.79%	0
2010*	10.000000	11.234722	12.35%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
2012	13.657716	13.819086	1.18%	1,785
2011	12.966084	13.657716	5.33%	1,649
2010	12.600148	12.966084	2.90%	1,835
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
2012	11.601912	13.206544	13.83%	743
2011	12.298379	11.601912	-5.66%	743
2010	10.931206	12.298379	12.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
2012	10.269231	11.039824	7.50%	4,802
2011	10.366647	10.269231	-0.94%	0
2010*	10.000000	10.366647	3.67%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
2012	10.178805	11.224701	10.28%	0
2011	10.468001	10.178805	-2.76%	0
2010*	10.000000	10.468001	4.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
2012	11.744155	12.127239	3.26%	4,521
2011	11.617250	11.744155	1.09%	6,865
2010	11.167755	11.617250	4.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
2012	11.917851	12.971823	8.84%	9,852
2011	12.140566	11.917851	-1.83%	6,505
2010	11.152286	12.140566	8.86%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
2012	11.849477	13.234339	11.69%	1,854
2011	12.330611	11.849477	-3.90%	2,468
2010	11.120124	12.330611	10.89%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
2012	12.014680	12.737439	6.02%	5,705
2011	11.975106	12.014680	0.33%	0
2010	11.242855	11.975106	6.51%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2012	9.634149	9.460266	-1.80%	734,577
2011	9.810244	9.634149	-1.80%	400,451
2010	9.990052	9.810244	-1.80%	350,131
2009*	10.000000	9.990052	-0.10%	132,352
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	9.865173	11.190687	13.44%	485
2011	11.115389	9.865173	-11.25%	487
2010*	10.000000	11.115389	11.15%	217
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.693026	9.982805	14.84%	0
2011	10.588685	8.693026	-17.90%	0
2010*	10.000000	10.588685	5.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	10.204650	11.637899	14.05%	39,907
2011	10.738428	10.204650	-4.97%	0
2010*	10.000000	10.738428	7.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	9.440350	10.900786	15.47%	28,365
2011	10.236727	9.440350	-7.78%	0
2010*	10.000000	10.236727	2.37%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	10.504443	11.825492	12.58%	18,497
2011	11.194910	10.504443	-6.17%	66
2010*	10.000000	11.194910	11.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	10.311603	11.780675	14.25%	4,698
2011	10.749783	10.311603	-4.08%	0
2010*	10.000000	10.749783	7.50%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
2012	9.633895	10.725576	11.33%	11,457
2011	9.874488	9.633895	-2.44%	0
2010	8.018001	9.874488	23.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
2012	12.849111	15.214038	18.41%	1,020
2011	13.796463	12.849111	-6.87%	0
2010	11.100246	13.796463	24.29%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
2012	14.131490	16.024481	13.40%	6,025
2011	15.234853	14.131490	-7.24%	0
2010	12.376514	15.234853	23.09%	24
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
2012	10.696941	12.008813	12.26%	0
2011	10.807661	10.696941	-1.02%	0
2010	9.699009	10.807661	11.43%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.922460	10.086724	1.66%	168,087
2011*	10.000000	9.922460	-0.78%	2,330
Northern Lights Variable Trust - Mariner Hyman Beck Portfolio: Class 2 Shares - Q/NQ
2012*	10.000000	9.602741	-3.97%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2012*	10.000000	10.187441	1.87%	122,017
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012	9.503460	10.713807	12.74%	271,159
2011*	10.000000	9.503460	-4.97%	14,608
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2012	11.089376	11.447268	3.23%	5,678
2011	12.213579	11.089376	-9.20%	9,787
2010*	10.000000	12.213579	22.14%	8,349

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2012	11.019221	12.742817	15.64%	18,564
2011	10.564531	11.019221	4.30%	24,812
2010*	10.000000	10.564531	5.65%	12,056
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	11.556774	11.941978	3.33%	2,446
2011	10.854490	11.556774	6.47%	5,444
2010*	10.000000	10.854490	8.54%	1,139
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2012	11.450180	12.015145	4.93%	878
2011	10.850505	11.450180	5.53%	3,512
2010*	10.000000	10.850505	8.51%	7,502
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2012	10.701890	12.000447	12.13%	68,127
2011	10.556153	10.701890	1.38%	118,332
2010*	10.000000	10.556153	5.56%	1,046
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	9.790483	10.166600	3.84%	30,299
2011*	10.000000	9.790483	-2.10%	18,711
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.970403	10.720627	7.52%	89,781
2011*	10.000000	9.970403	-0.30%	23,269
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2012	8.375464	9.183246	9.64%	1,837
2011	11.165573	8.375464	-24.99%	2,367
2010*	10.000000	11.165573	11.66%	2,849
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2012	10.377238	11.789322	13.61%	6,780
2011	10.785987	10.377238	-3.79%	12,104
2010*	10.000000	10.785987	7.86%	38,573
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2012	10.949441	12.270628	12.07%	149,855
2011	10.851809	10.949441	0.90%	4,327
2010*	10.000000	10.851809	8.52%	65,039
ProFunds - ProFund VP Asia 30 - Q/NQ
2012	7.945214	9.009374	13.39%	8,078
2011	11.082605	7.945214	-28.31%	0
2010*	10.000000	11.082605	10.83%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Banks - Q/NQ
2012	7.435821	9.740828	31.00%	4,686
2011*	10.000000	7.435821	-25.64%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2012	7.693432	8.195715	6.53%	4,820
2011*	10.000000	7.693432	-23.07%	0
ProFunds - ProFund VP Bear - Q/NQ
2012	8.003760	6.554957	-18.10%	2,330
2011	8.944871	8.003760	-10.52%	1,210
2010*	10.000000	8.944871	-10.55%	152,952
ProFunds - ProFund VP Biotechnology - Q/NQ
2012	9.321723	12.879797	38.17%	9,234
2011*	10.000000	9.321723	-6.78%	542
ProFunds - ProFund VP Bull - Q/NQ
2012	10.150612	11.351878	11.83%	44,047
2011	10.336204	10.150612	-1.80%	109,096
2010*	10.000000	10.336204	3.36%	3,788
ProFunds - ProFund VP Consumer Goods - Q/NQ
2012	9.853237	10.726206	8.86%	10,849
2011*	10.000000	9.853237	-1.47%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2012	9.604337	11.515396	19.90%	1,856
2011*	10.000000	9.604337	-3.96%	5,840
ProFunds - ProFund VP Emerging Markets - Q/NQ
2012	8.655014	9.057237	4.65%	15,867
2011	10.976213	8.655014	-21.15%	5,651
2010*	10.000000	10.976213	9.76%	5,243
ProFunds - ProFund VP Europe 30 - Q/NQ
2012	9.450426	10.820059	14.49%	7,019
2011	10.561855	9.450426	-10.52%	78
2010*	10.000000	10.561855	5.62%	226
ProFunds - ProFund VP Financials - Q/NQ
2012	8.247002	10.101043	22.48%	8,517
2011*	10.000000	8.247002	-17.53%	0
ProFunds - ProFund VP Health Care - Q/NQ
2012	9.569659	11.032654	15.29%	19,013
2011*	10.000000	9.569659	-4.30%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Industrials - Q/NQ
2012	8.702679	9.895924	13.71%	12,011
2011*	10.000000	8.702679	-12.97%	6,733
ProFunds - ProFund VP International - Q/NQ
2012	9.106598	10.367165	13.84%	16,406
2011	10.825634	9.106598	-15.88%	5,691
2010*	10.000000	10.825634	8.26%	4,347
ProFunds - ProFund VP Internet - Q/NQ
2012	8.429635	9.913583	17.60%	4,202
2011*	10.000000	8.429635	-15.70%	575
ProFunds - ProFund VP Japan - Q/NQ
2012	7.115683	8.590904	20.73%	3,955
2011	8.895040	7.115683	-20.00%	10,387
2010*	10.000000	8.895040	-11.05%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2012	10.700092	12.212582	14.14%	15,890
2011	10.739522	10.700092	-0.37%	4,667
2010*	10.000000	10.739522	7.40%	2,858
ProFunds - ProFund VP Oil & Gas - Q/NQ
2012	11.078932	11.194235	1.04%	914
2011	11.033756	11.078932	0.41%	3,291
2010*	10.000000	11.033756	10.34%	3,434
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2012	10.360033	11.379153	9.84%	1,353
2011*	10.000000	10.360033	3.60%	6,814
ProFunds - ProFund VP Precious Metals - Q/NQ
2012	8.255465	6.927246	-16.09%	17,950
2011*	10.000000	8.255465	-17.45%	46,880
ProFunds - ProFund VP Real Estate - Q/NQ
2012	9.244366	10.636505	15.06%	975
2011*	10.000000	9.244366	-7.56%	52
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2012	5.386119	4.922102	-8.62%	24,786
2011	8.775745	5.386119	-38.62%	26,655
2010*	10.000000	8.775745	-12.24%	24,635
ProFunds - ProFund VP Semiconductor - Q/NQ
2012	8.781805	8.263795	-5.90%	0
2011*	10.000000	8.781805	-12.18%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2012	9.026642	7.707500	-14.61%	0
2011	8.306162	9.026642	8.67%	1,320
2010*	10.000000	8.306162	-16.94%	439
ProFunds - ProFund VP Short International - Q/NQ
2012	8.507367	6.670019	-21.60%	0
2011	8.509496	8.507367	-0.03%	5,403
2010*	10.000000	8.509496	-14.91%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2012	7.600459	6.060462	-20.26%	10,894
2011	8.645138	7.600459	-12.08%	2,925
2010*	10.000000	8.645138	-13.55%	0
ProFunds - ProFund VP Technology - Q/NQ
2012	9.244941	10.013913	8.32%	33,094
2011*	10.000000	9.244941	-7.55%	6,539
ProFunds - ProFund VP Telecommunications - Q/NQ
2012	9.486502	10.854099	14.42%	0
2011*	10.000000	9.486502	-5.13%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2012	14.797393	14.671730	-0.85%	3,560
2011	10.499436	14.797393	40.94%	18,933
2010*	10.000000	10.499436	4.99%	536
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2012	11.007875	14.457903	31.34%	284
2011	11.344742	11.007875	-2.97%	7,138
2010*	10.000000	11.344742	13.45%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2012	5.622410	3.576220	-36.39%	6,863
2011	7.356792	5.622410	-23.58%	0
2010*	10.000000	7.356792	-26.43%	0
ProFunds - ProFund VP Utilities - Q/NQ
2012	10.779998	10.600473	-1.67%	6,316
2011*	10.000000	10.779998	7.80%	11,548
Rydex Variable Trust - Banking Fund - Q/NQ
2012	5.067398	6.181048	21.98%	17,651
2011	6.635220	5.067398	-23.63%	268
2010	5.977415	6.635220	11.00%	255
2009	6.303600	5.977415	-5.17%	0
2008	10.911054	6.303600	-42.23%	236

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2012	19.672313	21.388921	8.73%	5,376
2011	23.979330	19.672313	-17.96%	3,591
2010	19.276682	23.979330	24.40%	8,280
2009	12.627252	19.276682	52.66%	3,085
2008	23.551180	12.627252	-46.38%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2012	10.673714	14.252600	33.53%	7,879
2011	9.828078	10.673714	8.60%	6,969
2010	9.040635	9.828078	8.71%	625
2009	7.779587	9.040635	16.21%	0
2008	8.979837	7.779587	-13.37%	390
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2012	4.884454	4.728790	-3.19%	14,822
2011	5.327785	4.884454	-8.32%	23,562
2010	5.022127	5.327785	6.09%	42,044
2009	4.584209	5.022127	9.55%	7,811
2008	9.158131	4.584209	-49.94%	1,555
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2012	18.152420	19.437554	7.08%	5,701
2011	16.248140	18.152420	11.72%	5,423
2010	14.107664	16.248140	15.17%	1,918
2009	12.060499	14.107664	16.97%	0
2008	16.031547	12.060499	-24.77%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2012	9.143110	10.517500	15.03%	30,297
2011	8.534690	9.143110	7.13%	59,295
2010	6.975900	8.534690	22.35%	13,465
2009	5.190182	6.975900	34.41%	211
2008	13.806127	5.190182	-62.41%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2012	6.578861	6.528042	-0.77%	2,794
2011	8.021900	6.578861	-17.99%	3,126
2010	7.456401	8.021900	7.58%	1,084
2009	4.418468	7.456401	68.76%	570
2008	9.019362	4.418468	-51.01%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2012	20.913675	21.029728	0.55%	15,394
2011	22.619132	20.913675	-7.54%	17,133
2010	19.347175	22.619132	16.91%	10,671
2009	14.225216	19.347175	36.01%	1,564
2008	26.844310	14.225216	-47.01%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Services Fund - Q/NQ
2012	23.909652	23.572989	-1.41%	9,725
2011	26.841629	23.909652	-10.92%	10,324
2010	21.684883	26.841629	23.78%	6,211
2009	13.595905	21.684883	59.50%	1,081
2008	32.657428	13.595905	-58.37%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2012	7.913922	9.454378	19.47%	3,045
2011	9.496252	7.913922	-16.66%	35
2010	10.838106	9.496252	-12.38%	314
2009	8.136202	10.838106	33.21%	2,528
2008	18.355883	8.136202	-55.68%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2012	6.627580	7.984296	20.47%	10,907
2011	7.932784	6.627580	-16.45%	744
2010	7.063505	7.932784	12.31%	2,975
2009	6.010140	7.063505	17.53%	5,091
2008	11.780600	6.010140	-48.98%	247
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2012	18.073776	18.280965	1.15%	13,788
2011	13.007954	18.073776	38.94%	12,754
2010	12.030938	13.007954	8.12%	732
2009	17.896309	12.030938	-32.77%	28
2008	12.583708	17.896309	42.22%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2012	11.471203	13.197721	15.05%	11,140
2011	11.157959	11.471203	2.81%	12,856
2010	10.642054	11.157959	4.85%	10,352
2009	8.694184	10.642054	22.40%	1,722
2008	11.782750	8.694184	-26.21%	348
Rydex Variable Trust - Internet Fund - Q/NQ
2012	14.618967	17.129556	17.17%	579
2011	16.901684	14.618967	-13.51%	249
2010	14.250927	16.901684	18.60%	1,747
2009	8.749876	14.250927	62.87%	2,931
2008	16.164617	8.749876	-45.87%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2012	2.522434	1.920672	-23.86%	168
2011	3.522183	2.522434	-28.38%	6,974
2010	5.145446	3.522183	-31.55%	0
2009	9.467003	5.145446	-45.65%	143
2008	5.993800	9.467003	57.95%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2012	3.746300	3.450798	-7.89%	18,023
2011	5.484203	3.746300	-31.69%	17,560
2010	6.405194	5.484203	-14.38%	18,415
2009	5.462283	6.405194	17.26%	1,042
2008	7.970404	5.462283	-31.47%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2012	3.995255	3.202814	-19.83%	255
2011	4.390321	3.995255	-9.00%	255
2010	5.984310	4.390321	-26.64%	0
2009	9.415820	5.984310	-36.44%	0
2008	7.133056	9.415820	32.00%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2012	2.367634	1.891406	-20.11%	14,751
2011	2.681083	2.367634	-11.69%	0
2010	3.467799	2.681083	-22.69%	1,916
2009	5.893437	3.467799	-41.16%	0
2008	4.054295	5.893437	45.36%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2012	3.751706	3.015174	-19.63%	20,246
2011	4.135139	3.751706	-9.27%	9,124
2010	5.818409	4.135139	-28.93%	27,460
2009	8.824720	5.818409	-34.07%	0
2008	7.206785	8.824720	22.45%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2012	4.444242	3.622990	-18.48%	20,429
2011	4.975481	4.444242	-10.68%	6,092
2010	6.101506	4.975481	-18.45%	522
2009	8.576132	6.101506	-28.85%	121
2008	6.271732	8.576132	36.74%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2012	6.975516	8.226736	17.94%	10,699
2011	9.997086	6.975516	-30.22%	236
2010	8.796708	9.997086	13.65%	232
2009	7.243216	8.796708	21.45%	87
2008	11.005047	7.243216	-34.18%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2012	14.749008	17.570806	19.13%	2,076
2011	14.659437	14.749008	0.61%	438
2010	11.452628	14.659437	28.00%	491
2009	8.529970	11.452628	34.26%	0
2008	17.064034	8.529970	-50.01%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2012	16.511653	20.158459	22.09%	15,011
2011	18.195263	16.511653	-9.25%	10,863
2010	13.470091	18.195263	35.08%	8,470
2009	9.001004	13.470091	49.65%	0
2008	20.296016	9.001004	-55.65%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2012	9.366896	12.336754	31.71%	24,450
2011	9.603143	9.366896	-2.46%	17,474
2010	7.143089	9.603143	34.44%	11,303
2009	3.339644	7.143089	113.89%	607
2008	12.412582	3.339644	-73.09%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2012	14.721035	16.879803	14.66%	9,004
2011	14.672058	14.721035	0.33%	13,520
2010	12.609868	14.672058	16.35%	2,737
2009	8.447923	12.609868	49.27%	29
2008	14.810891	8.447923	-42.96%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2012	8.814773	10.581319	20.04%	23,353
2011	9.082046	8.814773	-2.94%	6,010
2010	7.709155	9.082046	17.81%	1,483
2009	5.793420	7.709155	33.07%	0
2008	12.959794	5.793420	-55.30%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2012	23.322491	21.963182	-5.83%	14,133
2011	31.314058	23.322491	-25.52%	12,996
2010	23.094059	31.314058	35.59%	22,974
2009	15.758339	23.094059	46.55%	2,365
2008	26.121675	15.758339	-39.67%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2012	15.384024	17.877725	16.21%	4,136
2011	15.318499	15.384024	0.43%	1,883
2010	12.492670	15.318499	22.62%	3,189
2009	10.155862	12.492670	23.01%	418
2008	17.722566	10.155862	-42.70%	355
Rydex Variable Trust - Retailing Fund - Q/NQ
2012	14.813496	16.985903	14.67%	289
2011	14.325406	14.813496	3.41%	8,538
2010	11.657276	14.325406	22.89%	281
2009	8.230817	11.657276	41.63%	0
2008	12.500604	8.230817	-34.16%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2012	12.916107	15.486433	19.90%	8,840
2011	14.977563	12.916107	-13.76%	13,173
2010	11.064302	14.977563	35.37%	6,212
2009	8.451756	11.064302	30.91%	137
2008	17.698110	8.451756	-52.24%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2012	6.894367	8.759598	27.05%	23,871
2011	7.309123	6.894367	-5.67%	25,828
2010	5.932173	7.309123	23.21%	4,618
2009	4.127018	5.932173	43.74%	698
2008	13.128148	4.127018	-68.56%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2012	11.187322	12.447669	11.27%	8,730
2011	11.517302	11.187322	-2.87%	24,899
2010	9.380186	11.517302	22.78%	18,881
2009	6.487540	9.380186	44.59%	9,455
2008	10.979244	6.487540	-40.91%	1,546
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2012	10.273430	12.330544	20.02%	40,376
2011	10.803724	10.273430	-4.91%	57,839
2010	9.143865	10.803724	18.15%	12,599
2009	6.156145	9.143865	48.53%	9,628
2008	12.210207	6.156145	-49.58%	1,662
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2012	15.524674	17.691918	13.96%	16,213
2011	15.913361	15.524674	-2.44%	13,105
2010	12.222694	15.913361	30.20%	35,971
2009	7.937091	12.222694	53.99%	7,877
2008	12.658352	7.937091	-37.30%	687
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2012	11.807249	13.563835	14.88%	22,511
2011	12.949271	11.807249	-8.82%	47,730
2010	10.976783	12.949271	17.97%	11,357
2009	7.199873	10.976783	52.46%	7,757
2008	13.007331	7.199873	-44.65%	654
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2012	13.154646	14.287614	8.61%	3,333
2011	12.940375	13.154646	1.66%	8,394
2010	10.508278	12.940375	23.14%	39,603
2009	7.987518	10.508278	31.56%	425
2008	12.384461	7.987518	-35.50%	425

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2012	10.494866	12.405800	18.21%	33,107
2011	11.801386	10.494866	-11.07%	26,828
2010	9.606379	11.801386	22.85%	21,836
2009	6.028611	9.606379	59.35%	561
2008	10.865860	6.028611	-44.52%	561
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2012	5.957816	5.482822	-7.97%	471
2011	6.336723	5.957816	-5.98%	261
2010	6.757359	6.336723	-6.22%	1,069
2009	8.176204	6.757359	-17.35%	187
2008	7.887305	8.176204	3.66%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2012	11.492712	12.637811	9.96%	5,639
2011	12.888725	11.492712	-10.83%	4,498
2010	11.715042	12.888725	10.02%	4,807
2009	7.666756	11.715042	52.80%	443
2008	14.302609	7.666756	-46.40%	380
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2012	7.069811	7.279624	2.97%	2,635
2011	8.410478	7.069811	-15.94%	2,635
2010	7.479227	8.410478	12.45%	0
2009	5.918639	7.479227	26.37%	0
2008	11.026461	5.918639	-46.32%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2012	13.520081	15.610685	15.46%	7,239
2011	15.489826	13.520081	-12.72%	1,025
2010	12.706923	15.489826	21.90%	1,277
2009	11.023424	12.706923	15.27%	0
2008	15.019595	11.023424	-26.61%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2012	11.555507	11.473816	-0.71%	2,601
2011	10.118644	11.555507	14.20%	11,176
2010	9.640583	10.118644	4.96%	4,301
2009	8.627044	9.640583	11.75%	1,046
2008	12.474713	8.627044	-30.84%	1,198
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2012	10.205086	10.099275	-1.04%	157
2011	10.789208	10.205086	-5.41%	0
2010	11.639757	10.789208	-7.31%	9,328
2009	11.118663	11.639757	4.69%	0
2008	12.901311	11.118663	-13.82%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	10.281204	11.900433	15.75%	1,920
2011*	10.000000	10.281204	2.81%	2,161
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2012	8.266727	10.548424	27.60%	5,331
2011*	10.000000	8.266727	-17.33%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2012	8.857965	9.889520	11.65%	542
2011*	10.000000	8.857965	-11.42%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	7.668054	7.784642	1.52%	1,423
2011*	10.000000	7.668054	-23.32%	7,534
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2012	9.576097	9.528519	-0.50%	10,490
2011*	10.000000	9.576097	-4.24%	159

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2012	9.050100	10.070354	11.27%	0
2011*	10.000000	9.050100	-9.50%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	10.599953	11.171765	5.39%	1,966
2011*	10.000000	10.599953	6.00%	459
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2012	11.267719	12.689275	12.62%	104
2011	11.133396	11.267719	1.21%	0
2010	9.937279	11.133396	12.04%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2012	12.756937	14.345336	12.45%	0
2011	12.866378	12.756937	-0.85%	0
2010	11.557378	12.866378	11.33%	12,128
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	10.007492	10.800870	7.93%	0
2011	10.580890	10.007492	-5.42%	5,877
2010*	10.000000	10.580890	5.81%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2012	10.116843	9.721192	-3.91%	76
2011	11.800014	10.116843	-14.26%	0
2010*	10.000000	11.800014	18.00%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2012*	10.000000	10.451914	4.52%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2012	9.063050	9.983340	10.15%	728
2011*	10.000000	9.063050	-9.37%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2012	10.996725	12.633508	14.88%	104
2011	11.125178	10.996725	-1.15%	0
2010	9.864558	11.125178	12.78%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2012	10.194146	11.446499	12.29%	0
2011	10.388165	10.194146	-1.87%	0
2010	8.545048	10.388165	21.57%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2012*	10.000000	10.541085	5.41%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	10.032093	11.355771	13.19%	94
2011	10.380882	10.032093	-3.36%	0
2010*	10.000000	10.380882	3.81%	0
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
2012	9.739948	10.767425	10.55%	0
2011	10.367565	9.739948	-6.05%	0
2010*	10.000000	10.367565	3.68%	0
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
2012	9.836582	10.398416	5.71%	0
2011	10.153784	9.836582	-3.12%	0
2010*	10.000000	10.153784	1.54%	0
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
2012	9.639958	10.409780	7.99%	0
2011	10.104762	9.639958	-4.60%	0
2010*	10.000000	10.104762	1.05%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2012	8.785442	9.804397	11.60%	0
2011	9.655636	8.785442	-9.01%	0
2010	8.544298	9.655636	13.01%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2012	9.193387	9.996275	8.73%	28,130
2011	9.392316	9.193387	-2.12%	0
2010	8.622026	9.392316	8.93%	0
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2012	8.532986	9.414602	10.33%	0
2011	9.075640	8.532986	-5.98%	0
2010	8.128865	9.075640	11.65%	0
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
2012	8.514045	8.532762	0.22%	123
2011	9.761934	8.514045	-12.78%	0
2010*	10.000000	9.761934	-2.38%	0
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
2012	8.681240	8.846912	1.91%	45,576
2011	9.542421	8.681240	-9.02%	50,853
2010*	10.000000	9.542421	-4.58%	56,824
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2012	7.776357	6.776968	-12.85%	0
2011	8.670672	7.776357	-10.31%	0
2010	9.157891	8.670672	-5.32%	2,737

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2012	8.597044	8.625352	0.33%	2,157
2011	8.472244	8.597044	1.47%	5,662
2010	8.129345	8.472244	4.22%	0
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
2012	11.354478	11.637712	2.49%	115
2011	12.380531	11.354478	-8.29%	0
2010	11.342408	12.380531	9.15%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	9.473978	11.081382	16.97%	6,474
2011	10.401772	9.473978	-8.92%	1,764
2010*	10.000000	10.401772	4.02%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2012	9.434323	10.117183	7.24%	61
2011*	10.000000	9.434323	-5.66%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.292312	10.553373	13.57%	124
2011*	10.000000	9.292312	-7.08%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.690614	14.287250	12.58%	0
2011	12.455047	12.690614	1.89%	5,021
2010	11.213934	12.455047	11.07%	8,922
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	9.835595	11.212550	14.00%	0
2011	10.703357	9.835595	-8.11%	0
2010*	10.000000	10.703357	7.03%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	10.102760	11.012168	9.00%	0
2011	10.433114	10.102760	-3.17%	0
2010*	10.000000	10.433114	4.33%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.999699	11.153226	11.54%	0
2011	10.551582	9.999699	-5.23%	0
2010*	10.000000	10.551582	5.52%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.201930	10.763574	5.51%	0
2011	10.249159	10.201930	-0.46%	0
2010*	10.000000	10.249159	2.49%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	10.052061	11.086066	10.29%	141
2011	10.485738	10.052061	-4.14%	0
2010*	10.000000	10.485738	4.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	9.934040	11.171956	12.46%	0
2011	10.616896	9.934040	-6.43%	0
2010*	10.000000	10.616896	6.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.151595	10.964058	8.00%	0
2011	10.370562	10.151595	-2.11%	0
2010*	10.000000	10.370562	3.71%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	10.223871	10.748506	5.13%	7,577
2011*	10.000000	10.223871	2.24%	196
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	8.554969	9.843522	15.06%	111
2011	11.230928	8.554969	-23.83%	0
2010*	10.000000	11.230928	12.31%	11,068
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
2012	13.590715	13.744270	1.13%	0
2011	12.909019	13.590715	5.28%	0
2010	12.551093	12.909019	2.85%	3,893
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
2012	11.556683	13.148349	13.77%	0
2011	12.256684	11.556683	-5.71%	0
2010	10.899701	12.256684	12.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
2012	10.260552	11.024867	7.45%	0
2011	10.363152	10.260552	-0.99%	0
2010*	10.000000	10.363152	3.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
2012	10.170201	11.209493	10.22%	0
2011	10.464475	10.170201	-2.81%	0
2010*	10.000000	10.464475	4.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
2012	11.698460	12.073896	3.21%	2,135
2011	11.577925	11.698460	1.04%	2,135
2010	11.135610	11.577925	3.97%	2,135

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
2012	11.871403	12.914671	8.79%	121
2011	12.099408	11.871403	-1.88%	0
2010	11.120136	12.099408	8.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
2012	11.803342	13.176089	11.63%	0
2011	12.288854	11.803342	-3.95%	0
2010	11.088098	12.288854	10.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
2012	11.967896	12.681362	5.96%	81
2011	11.934541	11.967896	0.28%	0
2010	11.210482	11.934541	6.46%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2012	9.624086	9.445563	-1.85%	58,656
2011	9.804978	9.624086	-1.84%	145,062
2010	9.989773	9.804978	-1.85%	21,550
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	9.856838	11.175528	13.38%	0
2011	11.111649	9.856838	-11.29%	0
2010*	10.000000	11.111649	11.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.685661	9.969253	14.78%	0
2011	10.585106	8.685661	-17.94%	0
2010*	10.000000	10.585106	5.85%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	10.196024	11.622129	13.99%	0
2011	10.734807	10.196024	-5.02%	0
2010*	10.000000	10.734807	7.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	9.432340	10.885979	15.41%	0
2011	10.233264	9.432340	-7.83%	0
2010*	10.000000	10.233264	2.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	10.495556	11.809464	12.52%	91
2011	11.191125	10.495556	-6.22%	0
2010*	10.000000	11.191125	11.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	10.302896	11.764713	14.19%	0
2011	10.746162	10.302896	-4.12%	0
2010*	10.000000	10.746162	7.46%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
2012	9.586581	10.667457	11.27%	0
2011	9.830984	9.586581	-2.49%	0
2010	7.986729	9.830984	23.09%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
2012	12.785978	15.131561	18.34%	0
2011	13.735661	12.785978	-6.91%	0
2010	11.056950	13.735661	24.23%	4,531
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
2012	14.062039	15.937593	13.34%	51
2011	15.167685	14.062039	-7.29%	0
2010	12.328220	15.167685	23.03%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
2012	10.644409	11.943742	12.21%	132
2011	10.760050	10.644409	-1.07%	0
2010	9.661191	10.760050	11.37%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.919107	10.078169	1.60%	0
2011*	10.000000	9.919107	-0.81%	0
Northern Lights Variable Trust - Mariner Hyman Beck Portfolio: Class 2 Shares - Q/NQ
2012*	10.000000	9.600035	-4.00%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2012*	10.000000	10.184571	1.85%	41,507
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012	9.500242	10.704721	12.68%	1,377
2011*	10.000000	9.500242	-5.00%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2012	11.079994	11.431741	3.17%	1,440
2011	12.209457	11.079994	-9.25%	0
2010*	10.000000	12.209457	22.09%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2012	11.009900	12.725529	15.58%	21,228
2011	10.560962	11.009900	4.25%	8,369
2010*	10.000000	10.560962	5.61%	10,257
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	11.546962	11.925758	3.28%	1,368
2011	10.850779	11.546962	6.42%	9,288
2010*	10.000000	10.850779	8.51%	10,356

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2012	11.440512	11.998874	4.88%	534
2011	10.846843	11.440512	5.47%	2,118
2010*	10.000000	10.846843	8.47%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2012	10.692838	11.984172	12.08%	2,811
2011	10.552589	10.692838	1.33%	16,426
2010*	10.000000	10.552589	5.53%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	9.787130	10.157932	3.79%	5,351
2011*	10.000000	9.787130	-2.13%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.967028	10.711515	7.47%	7,624
2011*	10.000000	9.967028	-0.33%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2012	8.368368	9.170779	9.59%	0
2011	11.161806	8.368368	-25.03%	0
2010*	10.000000	11.161806	11.62%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2012	10.368426	11.773302	13.55%	0
2011	10.782296	10.368426	-3.84%	1,847
2010*	10.000000	10.782296	7.82%	5,414
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2012	10.940210	12.254020	12.01%	20,921
2011	10.848157	10.940210	0.85%	0
2010*	10.000000	10.848157	8.48%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2012	7.938486	8.997147	13.34%	4,519
2011	11.078860	7.938486	-28.35%	0
2010*	10.000000	11.078860	10.79%	55,944
ProFunds - ProFund VP Banks - Q/NQ
2012	7.433303	9.732559	30.93%	0
2011*	10.000000	7.433303	-25.67%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2012	7.690830	8.188756	6.47%	842
2011*	10.000000	7.690830	-23.09%	0
ProFunds - ProFund VP Bear - Q/NQ
2012	7.996997	6.546072	-18.14%	1,245
2011	8.941857	7.996997	-10.57%	1,200
2010*	10.000000	8.941857	-10.58%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Biotechnology - Q/NQ
2012	9.318573	12.868886	38.10%	535
2011*	10.000000	9.318573	-6.81%	0
ProFunds - ProFund VP Bull - Q/NQ
2012	10.142040	11.336504	11.78%	64,852
2011	10.332721	10.142040	-1.85%	52,079
2010*	10.000000	10.332721	3.33%	48,425
ProFunds - ProFund VP Consumer Goods - Q/NQ
2012	9.849908	10.717119	8.80%	631
2011*	10.000000	9.849908	-1.50%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2012	9.601092	11.505638	19.84%	621
2011*	10.000000	9.601092	-3.99%	209
ProFunds - ProFund VP Emerging Markets - Q/NQ
2012	8.647684	9.044949	4.59%	52,691
2011	10.972501	8.647684	-21.19%	45
2010*	10.000000	10.972501	9.73%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2012	9.442416	10.805360	14.43%	5,591
2011	10.558277	9.442416	-10.57%	5,868
2010*	10.000000	10.558277	5.58%	0
ProFunds - ProFund VP Financials - Q/NQ
2012	8.244212	10.092472	22.42%	111
2011*	10.000000	8.244212	-17.56%	0
ProFunds - ProFund VP Health Care - Q/NQ
2012	9.566418	11.023290	15.23%	648
2011*	10.000000	9.566418	-4.34%	0
ProFunds - ProFund VP Industrials - Q/NQ
2012	8.699741	9.887535	13.65%	2,003
2011*	10.000000	8.699741	-13.00%	231
ProFunds - ProFund VP International - Q/NQ
2012	9.098897	10.353108	13.78%	4,334
2011	10.821984	9.098897	-15.92%	49
2010*	10.000000	10.821984	8.22%	0
ProFunds - ProFund VP Internet - Q/NQ
2012	8.426793	9.905191	17.54%	0
2011*	10.000000	8.426793	-15.73%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Japan - Q/NQ
2012	7.109661	8.579251	20.67%	2,796
2011	8.892042	7.109661	-20.04%	0
2010*	10.000000	8.892042	-11.08%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2012	10.691053	12.196044	14.08%	14,749
2011	10.735892	10.691053	-0.42%	12,603
2010*	10.000000	10.735892	7.36%	11,597
ProFunds - ProFund VP Oil & Gas - Q/NQ
2012	11.069575	11.179079	0.99%	137
2011	11.030038	11.069575	0.36%	0
2010*	10.000000	11.030038	10.30%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2012	10.356532	11.369492	9.78%	0
2011*	10.000000	10.356532	3.57%	194
ProFunds - ProFund VP Precious Metals - Q/NQ
2012	8.252675	6.921375	-16.13%	65
2011*	10.000000	8.252675	-17.47%	13,422
ProFunds - ProFund VP Real Estate - Q/NQ
2012	9.241232	10.627483	15.00%	0
2011*	10.000000	9.241232	-7.59%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2012	5.381545	4.915408	-8.66%	0
2011	8.772775	5.381545	-38.66%	0
2010*	10.000000	8.772775	-12.27%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2012	8.778836	8.256788	-5.95%	0
2011*	10.000000	8.778836	-12.21%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2012	9.019019	7.697062	-14.66%	785
2011	8.303357	9.019019	8.62%	607
2010*	10.000000	8.303357	-16.97%	0
ProFunds - ProFund VP Short International - Q/NQ
2012	8.500178	6.660980	-21.64%	743
2011	8.506623	8.500178	-0.08%	535
2010*	10.000000	8.506623	-14.93%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2012	7.594019	6.052237	-20.30%	904
2011	8.642213	7.594019	-12.13%	721
2010*	10.000000	8.642213	-13.58%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Technology - Q/NQ
2012	9.241815	10.005411	8.26%	641
2011*	10.000000	9.241815	-7.58%	217
ProFunds - ProFund VP Telecommunications - Q/NQ
2012	9.483298	10.844902	14.36%	0
2011*	10.000000	9.483298	-5.17%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2012	14.784877	14.651843	-0.90%	0
2011	10.495892	14.784877	40.86%	409
2010*	10.000000	10.495892	4.96%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2012	10.998559	14.438305	31.27%	887
2011	11.340914	10.998559	-3.02%	0
2010*	10.000000	11.340914	13.41%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2012	5.617656	3.571369	-36.43%	0
2011	7.354303	5.617656	-23.61%	0
2010*	10.000000	7.354303	-26.46%	0
ProFunds - ProFund VP Utilities - Q/NQ
2012	10.776356	10.591483	-1.72%	572
2011*	10.000000	10.776356	7.76%	271
Rydex Variable Trust - Banking Fund - Q/NQ
2012	5.040979	6.145685	21.91%	2,846
2011	6.603996	5.040979	-23.67%	1,738
2010	5.952325	6.603996	10.95%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2012	19.569868	21.266673	8.67%	586
2011	23.866598	19.569868	-18.00%	0
2010	19.195821	23.866598	24.33%	2,652
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2012	10.618155	14.171181	33.46%	548
2011	9.781879	10.618155	8.55%	959
2010	9.002716	9.781879	8.65%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2012	4.868950	4.711378	-3.24%	4,842
2011	5.313576	4.868950	-8.37%	1,531
2010	5.011289	5.313576	6.03%	1,531

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2012	18.058040	19.326628	7.03%	0
2011	16.171873	18.058040	11.66%	442
2010	14.048592	16.171873	15.11%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2012	9.107494	10.471186	14.97%	2,128
2011	8.505763	9.107494	7.07%	0
2010	6.955790	8.505763	22.28%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2012	6.544600	6.490729	-0.82%	0
2011	7.984187	6.544600	-18.03%	0
2010	7.425121	7.984187	7.53%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2012	20.804811	20.909585	0.50%	839
2011	22.512830	20.804811	-7.59%	366
2010	19.266066	22.512830	16.85%	1,780
Rydex Variable Trust - Energy Services Fund - Q/NQ
2012	23.785151	23.438263	-1.46%	729
2011	26.715448	23.785151	-10.97%	318
2010	21.593929	26.715448	23.72%	318
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2012	7.872713	9.400340	19.40%	4,050
2011	9.451617	7.872713	-16.71%	2,147
2010	10.792654	9.451617	-12.43%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2012	6.593051	7.938634	20.41%	3,051
2011	7.895471	6.593051	-16.50%	0
2010	7.033851	7.895471	12.25%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2012	17.979731	18.176542	1.09%	339
2011	12.946838	17.979731	38.87%	6,853
2010	11.980512	12.946838	8.07%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2012	11.411499	13.122335	14.99%	677
2011	11.105529	11.411499	2.76%	1,199
2010	10.597437	11.105529	4.79%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2012	14.542889	17.031715	17.11%	532
2011	16.822278	14.542889	-13.55%	0
2010	14.191195	16.822278	18.54%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2012	2.512607	1.912211	-23.90%	2,921
2011	3.510252	2.512607	-28.42%	0
2010	5.130624	3.510252	-31.58%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2012	3.729792	3.433849	-7.93%	4,257
2011	5.462809	3.729792	-31.72%	0
2010	6.383462	5.462809	-14.42%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2012	3.979706	3.188731	-19.88%	0
2011	4.375449	3.979706	-9.04%	0
2010	5.967084	4.375449	-26.67%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2012	2.355301	1.880591	-20.15%	0
2011	2.668474	2.355301	-11.74%	0
2010	3.453258	2.668474	-22.73%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2012	3.737099	3.001894	-19.67%	4,375
2011	4.121138	3.737099	-9.32%	1,455
2010	5.801662	4.121138	-28.97%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2012	4.421112	3.602298	-18.52%	22,315
2011	4.952099	4.421112	-10.72%	20,785
2010	6.075929	4.952099	-18.50%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2012	6.939216	8.179746	17.88%	0
2011	9.950134	6.939216	-30.26%	0
2010	8.759840	9.950134	13.59%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2012	14.672185	17.470369	19.07%	884
2011	14.590491	14.672185	0.56%	0
2010	11.404567	14.590491	27.94%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2012	16.425695	20.043279	22.02%	521
2011	18.109754	16.425695	-9.30%	0
2010	13.413606	18.109754	35.01%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2012	9.318096	12.266233	31.64%	0
2011	9.557976	9.318096	-2.51%	0
2010	7.113112	9.557976	34.37%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2012	14.644453	16.783423	14.61%	1,345
2011	14.603147	14.644453	0.28%	137
2010	12.557023	14.603147	16.29%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2012	8.768894	10.520882	19.98%	0
2011	9.039371	8.768894	-2.99%	0
2010	7.676823	9.039371	17.75%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2012	23.201046	21.837663	-5.88%	658
2011	31.166861	23.201046	-25.56%	4,616
2010	22.997197	31.166861	35.52%	2,999
Rydex Variable Trust - Real Estate Fund - Q/NQ
2012	15.303943	17.775596	16.15%	1,807
2011	15.246507	15.303943	0.38%	1,010
2010	12.440273	15.246507	22.56%	2,076
Rydex Variable Trust - Retailing Fund - Q/NQ
2012	14.736409	16.888882	14.61%	0
2011	14.258109	14.736409	3.35%	662
2010	11.608412	14.258109	22.83%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2012	12.848849	15.397920	19.84%	0
2011	14.907162	12.848849	-13.81%	0
2010	11.017892	14.907162	35.30%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2012	6.858459	8.709536	26.99%	720
2011	7.274762	6.858459	-5.72%	0
2010	5.907288	7.274762	23.15%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2012	11.143757	12.392868	11.21%	0
2011	11.478293	11.143757	-2.91%	881
2010	9.353171	11.478293	22.72%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2012	10.233439	12.276280	19.96%	4,733
2011	10.767135	10.233439	-4.96%	2,397
2010	9.117523	10.767135	18.09%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2012	15.464207	17.614019	13.90%	0
2011	15.859442	15.464207	-2.49%	162
2010	12.187477	15.859442	30.13%	3,806

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2012	11.761273	13.504133	14.82%	0
2011	12.905403	11.761273	-8.87%	0
2010	10.945162	12.905403	17.91%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2012	13.103440	14.224735	8.56%	0
2011	12.896562	13.103440	1.60%	0
2010	10.478020	12.896562	23.08%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2012	10.453992	12.351165	18.15%	1,692
2011	11.761407	10.453992	-11.12%	0
2010	9.578707	11.761407	22.79%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2012	5.938887	5.462619	-8.02%	0
2011	6.319791	5.938887	-6.03%	0
2010	6.742756	6.319791	-6.27%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2012	11.432931	12.565644	9.91%	0
2011	12.828195	11.432931	-10.88%	657
2010	11.665960	12.828195	9.96%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2012	7.032987	7.238013	2.92%	0
2011	8.370934	7.032987	-15.98%	0
2010	7.447845	8.370934	12.39%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2012	13.449729	15.521532	15.40%	1,715
2011	15.417049	13.449729	-12.76%	551
2010	12.653666	15.417049	21.84%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2012	11.495404	11.408306	-0.76%	0
2011	10.071128	11.495404	14.14%	1,432
2010	9.600189	10.071128	4.91%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2012	10.172701	10.062081	-1.09%	1,778
2011	10.760441	10.172701	-5.46%	1,411
2010	11.614628	10.760441	-7.35%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	10.277733	11.890359	15.69%	113
2011*	10.000000	10.277733	2.78%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2012	8.263934	10.539481	27.54%	168
2011*	10.000000	8.263934	-17.36%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2012	8.854971	9.881130	11.59%	43
2011*	10.000000	8.854971	-11.45%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	7.665457	7.778029	1.47%	0
2011*	10.000000	7.665457	-23.35%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2012	9.572861	9.520430	-0.55%	105
2011*	10.000000	9.572861	-4.27%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2012	9.047029	10.061794	11.22%	4,828
2011*	10.000000	9.047029	-9.53%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	10.596370	11.162284	5.34%	23,784
2011*	10.000000	10.596370	5.96%	23,683
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2012	11.212355	12.620478	12.56%	10,564
2011	11.084324	11.212355	1.16%	11,650
2010	9.898513	11.084324	11.98%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2012	12.694291	14.267603	12.39%	4,057
2011	12.809703	12.694291	-0.90%	8,077
2010	11.512321	12.809703	11.27%	4,332
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	9.999032	10.786219	7.87%	83,421
2011	10.577314	9.999032	-5.47%	175,156
2010*	10.000000	10.577314	5.77%	191,165
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2012	10.108289	9.708012	-3.96%	6,479
2011	11.796033	10.108289	-14.31%	49,464
2010*	10.000000	11.796033	17.96%	3,219
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2012*	10.000000	10.448368	4.48%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2012	9.059986	9.974869	10.10%	7,518
2011*	10.000000	9.059986	-9.40%	2,970
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2012	10.942695	12.565009	14.83%	10,047
2011	11.076160	10.942695	-1.20%	5,840
2010	9.826087	11.076160	12.72%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2012	10.144055	11.384439	12.23%	24,198
2011	10.342377	10.144055	-1.92%	16,198
2010	8.511707	10.342377	21.51%	2,866
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2012*	10.000000	10.537512	5.38%	1,119

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	10.023609	11.340365	13.14%	2,440
2011	10.377375	10.023609	-3.41%	1,176
2010*	10.000000	10.377375	3.77%	0
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
2012	9.731707	10.752823	10.49%	0
2011	10.364070	9.731707	-6.10%	0
2010*	10.000000	10.364070	3.64%	0
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
2012	9.828255	10.384313	5.66%	0
2011	10.150351	9.828255	-3.17%	0
2010*	10.000000	10.150351	1.50%	0
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
2012	9.631804	10.395661	7.93%	3,343
2011	10.101355	9.631804	-4.65%	1,079
2010*	10.000000	10.101355	1.01%	1,079
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2012	8.762764	9.774112	11.54%	58,113
2011	9.635619	8.762764	-9.06%	65,226
2010	8.530916	9.635619	12.95%	43,088
2009	6.237963	8.530916	36.76%	15,680
2008	11.173702	6.237963	-44.17%	2,041
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2012	9.169661	9.965384	8.68%	172,496
2011	9.372834	9.169661	-2.17%	157,112
2010	8.608526	9.372834	8.88%	52,051
2009	7.158663	8.608526	20.25%	24,980
2008	10.435883	7.158663	-31.40%	0
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2012	8.512725	9.387449	10.28%	63,251
2011	9.058687	8.512725	-6.03%	71,619
2010	8.117811	9.058687	11.59%	38,992
2009	6.093774	8.117811	33.21%	5,254
2008	10.735587	6.093774	-43.24%	401
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
2012	8.506847	8.521189	0.17%	10,759
2011	9.758640	8.506847	-12.83%	16,855
2010*	10.000000	9.758640	-2.41%	19,113
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
2012	8.673895	8.834913	1.86%	7,493
2011	9.539192	8.673895	-9.07%	23,233
2010*	10.000000	9.539192	-4.61%	112,469

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2012	7.764269	6.762964	-12.90%	39,179
2011	8.661601	7.764269	-10.36%	90,751
2010	9.152981	8.661601	-5.37%	38,413
2009	9.720456	9.152981	-5.84%	38,698
2008*	10.000000	9.720456	-2.80%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2012	8.570452	8.594287	0.28%	32,980
2011	8.450323	8.570452	1.42%	23,540
2010	8.112437	8.450323	4.17%	23,334
2009	8.550373	8.112437	-5.12%	20,237
2008	10.723628	8.550373	-20.27%	21,078
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
2012	11.298699	11.574627	2.44%	3,996
2011	12.325991	11.298699	-8.33%	15,040
2010	11.298189	12.325991	9.10%	15,040
2009	9.047552	11.298189	24.88%	13,037
2008	15.562757	9.047552	-41.86%	48,448
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	9.465957	11.066355	16.91%	84,260
2011	10.398263	9.465957	-8.97%	62,377
2010*	10.000000	10.398263	3.98%	51,925
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2012	9.431135	10.108599	7.18%	5,585
2011*	10.000000	9.431135	-5.69%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.289170	10.544429	13.51%	56,155
2011*	10.000000	9.289170	-7.11%	4,638
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.650322	14.234608	12.52%	10,313
2011	12.421821	12.650322	1.84%	127,867
2010	11.189720	12.421821	11.01%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	9.827260	11.197327	13.94%	11,030
2011	10.699739	9.827260	-8.15%	14,132
2010*	10.000000	10.699739	7.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	10.094213	10.997221	8.95%	34,287
2011	10.429579	10.094213	-3.22%	21,034
2010*	10.000000	10.429579	4.30%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.991233	11.138098	11.48%	0
2011	10.548019	9.991233	-5.28%	0
2010*	10.000000	10.548019	5.48%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.193308	10.748988	5.45%	27,798
2011	10.245702	10.193308	-0.51%	19,507
2010*	10.000000	10.245702	2.46%	2,297
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	10.043562	11.071029	10.23%	1,804
2011	10.482194	10.043562	-4.18%	0
2010*	10.000000	10.482194	4.82%	14,615
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	9.925624	11.156786	12.40%	1,842
2011	10.613301	9.925624	-6.48%	1,842
2010*	10.000000	10.613301	6.13%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.143019	10.949196	7.95%	45,904
2011	10.367062	10.143019	-2.16%	11,826
2010*	10.000000	10.367062	3.67%	9,641
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	10.220417	10.739397	5.08%	86,579
2011*	10.000000	10.220417	2.20%	15,133
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	8.547746	9.830198	15.00%	1,869
2011	11.227150	8.547746	-23.87%	1,319
2010*	10.000000	11.227150	12.27%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
2012	13.523941	13.669763	1.08%	5,958
2011	12.852116	13.523941	5.23%	19,730
2010	12.502135	12.852116	2.80%	10,033
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
2012	11.511689	13.090473	13.71%	0
2011	12.215155	11.511689	-5.76%	0
2010	10.868303	12.215155	12.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
2012	10.251875	11.009916	7.39%	0
2011	10.359646	10.251875	-1.04%	0
2010*	10.000000	10.359646	3.60%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
2012	10.161601	11.194302	10.16%	1,438
2011	10.460932	10.161601	-2.86%	2,258
2010*	10.000000	10.460932	4.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
2012	11.652909	12.020735	3.16%	5,091
2011	11.538705	11.652909	0.99%	65,375
2010	11.103556	11.538705	3.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
2012	11.825216	12.857861	8.73%	0
2011	12.058464	11.825216	-1.93%	35,567
2010	11.088139	12.058464	8.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
2012	11.757358	13.118053	11.57%	0
2011	12.247202	11.757358	-4.00%	0
2010	11.056151	12.247202	10.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
2012	11.921291	12.625528	5.91%	60,089
2011	11.894113	11.921291	0.23%	0
2010	11.178196	11.894113	6.40%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2012	9.614027	9.430865	-1.91%	941,699
2011	9.799709	9.614027	-1.89%	1,341,403
2010	9.989495	9.799709	-1.90%	693,575
2009*	10.000000	9.989495	-0.11%	622,284
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	9.848482	11.160362	13.32%	14,250
2011	11.107892	9.848482	-11.34%	8,608
2010*	10.000000	11.107892	11.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.678311	9.955728	14.72%	10,640
2011	10.581538	8.678311	-17.99%	1,834
2010*	10.000000	10.581538	5.82%	224
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	10.187393	11.606361	13.93%	2,185
2011	10.731179	10.187393	-5.07%	1,053
2010*	10.000000	10.731179	7.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	9.424362	10.871216	15.35%	2,398
2011	10.229808	9.424362	-7.87%	1,161
2010*	10.000000	10.229808	2.30%	7,000

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	10.486684	11.793460	12.46%	8,534
2011	11.187350	10.486684	-6.26%	6,026
2010*	10.000000	11.187350	11.87%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	10.294172	11.748752	14.13%	21,210
2011	10.742530	10.294172	-4.17%	1,080
2010*	10.000000	10.742530	7.43%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
2012	9.539459	10.609597	11.22%	2,592
2011	9.787641	9.539459	-2.54%	2,592
2010	7.955564	9.787641	23.03%	2,749
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
2012	12.723191	15.049568	18.28%	270
2011	13.675161	12.723191	-6.96%	270
2010	11.013846	13.675161	24.16%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
2012	13.992967	15.851219	13.28%	2,850
2011	15.100861	13.992967	-7.34%	2,177
2010	12.280149	15.100861	22.97%	173
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
2012	10.592109	11.878992	12.15%	1,974
2011	10.712627	10.592109	-1.13%	0
2010	9.623504	10.712627	11.32%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.915757	10.069619	1.55%	0
2011*	10.000000	9.915757	-0.84%	0
Northern Lights Variable Trust - Mariner Hyman Beck Portfolio: Class 2 Shares - Q/NQ
2012*	10.000000	9.597318	-4.03%	70,435
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2012*	10.000000	10.181684	1.82%	78,062
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012	9.497035	10.695652	12.62%	48,511
2011*	10.000000	9.497035	-5.03%	13,592
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2012	11.070634	11.416262	3.12%	7,306
2011	12.205344	11.070634	-9.30%	12,853
2010*	10.000000	12.205344	22.05%	3,923

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2012	11.000590	12.708269	15.52%	51,549
2011	10.557391	11.000590	4.20%	54,071
2010*	10.000000	10.557391	5.57%	9,275
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	11.537147	11.909522	3.23%	7,647
2011	10.847069	11.537147	6.36%	6,068
2010*	10.000000	10.847069	8.47%	11,169
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2012	11.430836	11.982606	4.83%	13,446
2011	10.843178	11.430836	5.42%	48,130
2010*	10.000000	10.843178	8.43%	2,494
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2012	10.683798	11.967936	12.02%	66,304
2011	10.549022	10.683798	1.28%	32,396
2010*	10.000000	10.549022	5.49%	21,357
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	9.783786	10.149284	3.74%	276,241
2011*	10.000000	9.783786	-2.16%	38,266
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.963663	10.702435	7.41%	272,524
2011*	10.000000	9.963663	-0.36%	187,400
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2012	8.361297	9.158359	9.53%	3,113
2011	11.158041	8.361297	-25.06%	73,807
2010*	10.000000	11.158041	11.58%	115,219
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2012	10.359614	11.757279	13.49%	2,405
2011	10.778608	10.359614	-3.89%	3,274
2010*	10.000000	10.778608	7.79%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2012	10.930958	12.237407	11.95%	366,263
2011	10.844497	10.930958	0.80%	2,158
2010*	10.000000	10.844497	8.44%	1,650
ProFunds - ProFund VP Asia 30 - Q/NQ
2012	7.931761	8.984925	13.28%	2,229
2011	11.075118	7.931761	-28.38%	11,163
2010*	10.000000	11.075118	10.75%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Banks - Q/NQ
2012	7.430786	9.724298	30.86%	0
2011*	10.000000	7.430786	-25.69%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2012	7.688217	8.181798	6.42%	82,607
2011*	10.000000	7.688217	-23.12%	5,026
ProFunds - ProFund VP Bear - Q/NQ
2012	7.990232	6.537183	-18.19%	27,761
2011	8.938831	7.990232	-10.61%	409
2010*	10.000000	8.938831	-10.61%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2012	9.315423	12.857970	38.03%	11,711
2011*	10.000000	9.315423	-6.85%	0
ProFunds - ProFund VP Bull - Q/NQ
2012	10.133459	11.321131	11.72%	174,545
2011	10.329234	10.133459	-1.90%	105,093
2010*	10.000000	10.329234	3.29%	55,533
ProFunds - ProFund VP Consumer Goods - Q/NQ
2012	9.846580	10.708021	8.75%	1,217
2011*	10.000000	9.846580	-1.53%	8,745
ProFunds - ProFund VP Consumer Services - Q/NQ
2012	9.597838	11.495862	19.78%	2,643
2011*	10.000000	9.597838	-4.02%	13,850
ProFunds - ProFund VP Emerging Markets - Q/NQ
2012	8.640372	9.032687	4.54%	42,128
2011	10.968802	8.640372	-21.23%	12,270
2010*	10.000000	10.968802	9.69%	116,251
ProFunds - ProFund VP Europe 30 - Q/NQ
2012	9.434427	10.790720	14.38%	17,062
2011	10.554718	9.434427	-10.61%	1,998
2010*	10.000000	10.554718	5.55%	0
ProFunds - ProFund VP Financials - Q/NQ
2012	8.241417	10.083901	22.36%	11,728
2011*	10.000000	8.241417	-17.59%	10,389
ProFunds - ProFund VP Health Care - Q/NQ
2012	9.563187	11.013939	15.17%	2,356
2011*	10.000000	9.563187	-4.37%	9,558

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Industrials - Q/NQ
2012	8.696796	9.879135	13.60%	57,084
2011*	10.000000	8.696796	-13.03%	30,228
ProFunds - ProFund VP International - Q/NQ
2012	9.091201	10.339078	13.73%	55,571
2011	10.818330	9.091201	-15.96%	49,033
2010*	10.000000	10.818330	8.18%	5,729
ProFunds - ProFund VP Internet - Q/NQ
2012	8.423934	9.896774	17.48%	2,065
2011*	10.000000	8.423934	-15.76%	0
ProFunds - ProFund VP Japan - Q/NQ
2012	7.103644	8.567605	20.61%	8,871
2011	8.889034	7.103644	-20.09%	0
2010*	10.000000	8.889034	-11.11%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2012	10.681997	12.179485	14.02%	40,622
2011	10.732263	10.681997	-0.47%	27,580
2010*	10.000000	10.732263	7.32%	21,268
ProFunds - ProFund VP Oil & Gas - Q/NQ
2012	11.060192	11.163896	0.94%	70,777
2011	11.026306	11.060192	0.31%	53,629
2010*	10.000000	11.026306	10.26%	135,338
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2012	10.353036	11.359866	9.72%	1,418
2011*	10.000000	10.353036	3.53%	12,293
ProFunds - ProFund VP Precious Metals - Q/NQ
2012	8.249881	6.915492	-16.17%	4,427
2011*	10.000000	8.249881	-17.50%	1,442
ProFunds - ProFund VP Real Estate - Q/NQ
2012	9.238106	10.618457	14.94%	85,991
2011*	10.000000	9.238106	-7.62%	3,438
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2012	5.376985	4.908738	-8.71%	515
2011	8.769803	5.376985	-38.69%	0
2010*	10.000000	8.769803	-12.30%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2012	8.775868	8.249793	-5.99%	0
2011*	10.000000	8.775868	-12.24%	936

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2012	9.011391	7.686617	-14.70%	0
2011	8.300550	9.011391	8.56%	11,656
2010*	10.000000	8.300550	-16.99%	1,427
ProFunds - ProFund VP Short International - Q/NQ
2012	8.492994	6.651950	-21.68%	0
2011	8.503743	8.492994	-0.13%	43,472
2010*	10.000000	8.503743	-14.96%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2012	7.587599	6.044027	-20.34%	40,136
2011	8.639289	7.587599	-12.17%	48,104
2010*	10.000000	8.639289	-13.61%	22,224
ProFunds - ProFund VP Technology - Q/NQ
2012	9.238693	9.996944	8.21%	16,091
2011*	10.000000	9.238693	-7.61%	28,950
ProFunds - ProFund VP Telecommunications - Q/NQ
2012	9.480091	10.835697	14.30%	0
2011*	10.000000	9.480091	-5.20%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2012	14.772369	14.631975	-0.95%	12,127
2011	10.492346	14.772369	40.79%	22,919
2010*	10.000000	10.492346	4.92%	114
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2012	10.989272	14.418757	31.21%	5,151
2011	11.337098	10.989272	-3.07%	1,263
2010*	10.000000	11.337098	13.37%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2012	5.612893	3.566513	-36.46%	68,307
2011	7.351814	5.612893	-23.65%	0
2010*	10.000000	7.351814	-26.48%	1,988
ProFunds - ProFund VP Utilities - Q/NQ
2012	10.772715	10.582509	-1.77%	3,779
2011*	10.000000	10.772715	7.73%	20,084
Rydex Variable Trust - Banking Fund - Q/NQ
2012	5.014721	6.110552	21.85%	58,994
2011	6.572946	5.014721	-23.71%	14,636
2010	5.927352	6.572946	10.89%	16,839
2009	6.257184	5.927352	-5.27%	8,015

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2012	19.467974	21.145155	8.62%	14,705
2011	23.754418	19.467974	-18.04%	7,428
2010	19.115313	23.754418	24.27%	21,934
2009	12.534334	19.115313	52.50%	9,257
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2012	10.562854	14.090185	33.39%	31,633
2011	9.735881	10.562854	8.49%	30,977
2010	8.964948	9.735881	8.60%	17,293
2009	7.722320	8.964948	16.09%	97,217
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2012	4.853461	4.693993	-3.29%	26,518
2011	5.299373	4.853461	-8.41%	32,723
2010	5.000437	5.299373	5.98%	42,715
2009	4.569059	5.000437	9.44%	18,975
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2012	17.964030	19.216192	6.97%	11,169
2011	16.095862	17.964030	11.61%	15,571
2010	13.989686	16.095862	15.06%	6,033
2009	11.971817	13.989686	16.86%	1,191
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2012	9.071984	10.425031	14.91%	25,441
2011	8.476916	9.071984	7.02%	18,176
2010	6.935730	8.476916	22.22%	55,975
2009	5.165564	6.935730	34.27%	533
Rydex Variable Trust - Electronics Fund - Q/NQ
2012	6.510486	6.453591	-0.87%	7,356
2011	7.946618	6.510486	-18.07%	7,356
2010	7.393953	7.946618	7.47%	14,863
2009	4.385934	7.393953	68.58%	12,250
Rydex Variable Trust - Energy Fund - Q/NQ
2012	20.696476	20.790072	0.45%	13,289
2011	22.407001	20.696476	-7.63%	8,916
2010	19.185259	22.407001	16.79%	8,454
2009	14.120539	19.185259	35.87%	38,728
Rydex Variable Trust - Energy Services Fund - Q/NQ
2012	23.661275	23.304283	-1.51%	3,512
2011	26.589840	23.661275	-11.01%	8,167
2010	21.503343	26.589840	23.65%	18,362
2009	13.495827	21.503343	59.33%	24,247

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2012	7.831676	9.346566	19.34%	4,629
2011	9.407148	7.831676	-16.75%	4,108
2010	10.747358	9.407148	-12.47%	4,108
2009	8.076309	10.747358	33.07%	1,908
2008	18.239425	8.076309	-55.72%	2,081
Rydex Variable Trust - Financial Services Fund - Q/NQ
2012	6.558714	7.893258	20.35%	36,700
2011	7.858354	6.558714	-16.54%	16,731
2010	7.004352	7.858354	12.19%	11,891
2009	5.965903	7.004352	17.41%	12,998
2008	11.705893	5.965903	-49.04%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2012	17.886129	18.072684	1.04%	10,733
2011	12.885984	17.886129	38.80%	34,651
2010	11.930275	12.885984	8.01%	20,086
2009	17.764660	11.930275	-32.84%	42,242
2008	12.503872	17.764660	42.07%	68
Rydex Variable Trust - Health Care Fund - Q/NQ
2012	11.352063	13.047308	14.93%	38,295
2011	11.053304	11.352063	2.70%	29,694
2010	10.552984	11.053304	4.74%	26,517
2009	8.630198	10.552984	22.28%	94,709
2008	11.707982	8.630198	-26.29%	17,320
Rydex Variable Trust - Internet Fund - Q/NQ
2012	14.467165	16.934375	17.05%	8,400
2011	16.743201	14.467165	-13.59%	11,715
2010	14.131680	16.743201	18.48%	17,418
2009	8.685497	14.131680	62.70%	9,525
2008	16.062097	8.685497	-45.93%	3,003
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2012	2.502816	1.903797	-23.93%	124,802
2011	3.498343	2.502816	-28.46%	121,922
2010	5.115836	3.498343	-31.62%	81,417
2009	9.422140	5.115836	-45.70%	86,218
2008	5.971479	9.422140	57.79%	1,298
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2012	3.713352	3.416971	-7.98%	17,751
2011	5.441506	3.713352	-31.76%	2,162
2010	6.361811	5.441506	-14.47%	2,434
2009	5.430816	6.361811	17.14%	13,922
2008	7.932581	5.430816	-31.54%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2012	3.964192	3.174676	-19.92%	4,830
2011	4.360617	3.964192	-9.09%	4,830
2010	5.949887	4.360617	-26.71%	24,531
2009	9.371219	5.949887	-36.51%	72,104
2008	7.106493	9.371219	31.87%	47
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2012	2.343037	1.869846	-20.20%	0
2011	2.655926	2.343037	-11.78%	1,865
2010	3.438770	2.655926	-22.77%	6,282
2009	5.850071	3.438770	-41.22%	123,893
2008	4.028562	5.850071	45.21%	1,957
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2012	3.722525	2.988657	-19.71%	24,204
2011	4.107153	3.722525	-9.36%	4,998
2010	5.784927	4.107153	-29.00%	25,056
2009	8.782902	5.784927	-34.13%	123,582
2008	7.179940	8.782902	22.33%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2012	4.398100	3.581707	-18.56%	66,821
2011	4.928828	4.398100	-10.77%	79,640
2010	6.050457	4.928828	-18.54%	37,269
2009	8.513059	6.050457	-28.93%	7,364
2008	6.231943	8.513059	36.60%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2012	6.903082	8.132998	17.82%	0
2011	9.903366	6.903082	-30.30%	1,008
2010	8.723101	9.903366	13.53%	1,059
2009	7.189935	8.723101	21.32%	165
2008	10.935244	7.189935	-34.25%	33
Rydex Variable Trust - Leisure Fund - Q/NQ
2012	14.595794	17.370526	19.01%	5,897
2011	14.521909	14.595794	0.51%	934
2010	11.356736	14.521909	27.87%	7,602
2009	8.467180	11.356736	34.13%	6,749
2008	16.955767	8.467180	-50.06%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2012	16.340124	19.928689	21.96%	2,862
2011	18.024580	16.340124	-9.35%	13,430
2010	13.357299	18.024580	34.94%	18,779
2009	8.934750	13.357299	49.50%	40
2008	20.167255	8.934750	-55.70%	23

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2012	9.269575	12.196132	31.57%	12,969
2011	9.513042	9.269575	-2.56%	8,102
2010	7.083272	9.513042	34.30%	13,160
2009	3.315045	7.083272	113.67%	9,385
2008	12.333827	3.315045	-73.12%	109
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2012	14.568218	16.687536	14.55%	4,665
2011	14.534508	14.568218	0.23%	19,123
2010	12.504369	14.534508	16.24%	4,544
2009	8.385773	12.504369	49.11%	24,257
2008	14.716979	8.385773	-43.02%	10,836
Rydex Variable Trust - Nova Fund - Q/NQ
2012	8.723207	10.460720	19.92%	12,650
2011	8.996844	8.723207	-3.04%	5,096
2010	7.644608	8.996844	17.69%	5,393
2009	5.750771	7.644608	32.93%	9,025
2008	12.877562	5.750771	-55.34%	238
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2012	23.080168	21.712795	-5.92%	24,935
2011	31.020276	23.080168	-25.60%	35,055
2010	22.900683	31.020276	35.46%	110,066
2009	15.642340	22.900683	46.40%	37,756
2008	25.955912	15.642340	-39.73%	31,364
Rydex Variable Trust - Real Estate Fund - Q/NQ
2012	15.224233	17.673987	16.09%	11,856
2011	15.174815	15.224233	0.33%	7,262
2010	12.388075	15.174815	22.50%	10,165
2009	10.081113	12.388075	22.88%	3,126
2008	17.610158	10.081113	-42.75%	2,300
Rydex Variable Trust - Retailing Fund - Q/NQ
2012	14.659689	16.792375	14.55%	1,604
2011	14.191097	14.659689	3.30%	43,924
2010	11.559742	14.191097	22.76%	5,863
2009	8.170265	11.559742	41.49%	90,809
2008	12.421301	8.170265	-34.22%	2,077
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2012	12.781928	15.309901	19.78%	4,573
2011	14.837065	12.781928	-13.85%	1,853
2010	10.971669	14.837065	35.23%	3,037
2009	8.389551	10.971669	30.78%	122
2008	17.585876	8.389551	-52.29%	24

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2012	6.822743	8.659761	26.92%	17,417
2011	7.240552	6.822743	-5.77%	3,623
2010	5.882497	7.240552	23.09%	9,302
2009	4.096625	5.882497	43.59%	6,114
2008	13.044849	4.096625	-68.60%	6,704
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2012	11.100343	12.338291	11.15%	227,441
2011	11.439397	11.100343	-2.96%	174,466
2010	9.326223	11.439397	22.66%	56,136
2009	6.456796	9.326223	44.44%	59,890
2008	10.938392	6.456796	-40.97%	16,207
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2012	10.193545	12.222176	19.90%	68,595
2011	10.730630	10.193545	-5.01%	246,820
2010	9.091245	10.730630	18.03%	159,604
2009	6.126957	9.091245	48.38%	130,223
2008	12.164766	6.126957	-49.63%	12,350
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2012	15.403967	17.536448	13.84%	217,936
2011	15.805702	15.403967	-2.54%	47,106
2010	12.152357	15.805702	30.06%	212,318
2009	7.899454	12.152357	53.84%	315,182
2008	12.611214	7.899454	-37.36%	63,312
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2012	11.715434	13.444637	14.76%	32,737
2011	12.861657	11.715434	-8.91%	238,901
2010	10.913611	12.861657	17.85%	1,797
2009	7.165743	10.913611	52.30%	47,594
2008	12.958915	7.165743	-44.70%	42,083
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2012	13.052354	14.162046	8.50%	231,467
2011	12.852816	13.052354	1.55%	24,333
2010	10.447792	12.852816	23.02%	105,930
2009	7.949641	10.447792	31.42%	8,174
2008	12.338331	7.949641	-35.57%	43,912
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2012	10.413254	12.296755	18.09%	22,302
2011	11.721534	10.413254	-11.16%	23,217
2010	9.551093	11.721534	22.72%	2,994
2009	6.000034	9.551093	59.18%	2,100
2008	10.825434	6.000034	-44.57%	72,893

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2012	5.920023	5.442471	-8.07%	1,430
2011	6.302933	5.920023	-6.08%	2,992
2010	6.728183	6.302933	-6.32%	2,537
2009	8.149196	6.728183	-17.44%	9,210
2008	7.869290	8.149196	3.56%	74
Rydex Variable Trust - Technology Fund - Q/NQ
2012	11.373359	12.493796	9.85%	9,636
2011	12.767844	11.373359	-10.92%	25,972
2010	11.616986	12.767844	9.91%	128,615
2009	7.610336	11.616986	52.65%	101,106
2008	14.211882	7.610336	-46.45%	38,740
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2012	6.996351	7.196629	2.86%	1,531
2011	8.331570	6.996351	-16.03%	17,366
2010	7.416610	8.331570	12.34%	17,604
2009	5.875082	7.416610	26.24%	26,603
2008	10.956499	5.875082	-46.38%	20,935
Rydex Variable Trust - Transportation Fund - Q/NQ
2012	13.379697	15.432824	15.35%	12,040
2011	15.344596	13.379697	-12.81%	12,130
2010	12.600595	15.344596	21.78%	9,576
2009	10.942336	12.600595	15.15%	71,618
2008	14.924335	10.942336	-26.68%	5,365
Rydex Variable Trust - Utilities Fund - Q/NQ
2012	11.435555	11.343112	-0.81%	13,572
2011	10.023783	11.435555	14.08%	53,065
2010	9.559927	10.023783	4.85%	48,168
2009	8.563583	9.559927	11.63%	26,070
2008	12.395598	8.563583	-30.91%	19,861
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2012	10.140411	10.025025	-1.14%	3,646
2011	10.731736	10.140411	-5.51%	5,407
2010	11.589553	10.731736	-7.40%	2,409
2009	11.082002	11.589553	4.58%	1,386
2008	12.871879	11.082002	-13.91%	2,369
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	10.274258	11.880267	15.63%	14,279
2011*	10.000000	10.274258	2.74%	21,710
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2012	8.261131	10.530526	27.47%	5,225
2011*	10.000000	8.261131	-17.39%	1

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2012	8.851972	9.872729	11.53%	0
2011*	10.000000	8.851972	-11.48%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	7.662864	7.771442	1.42%	19,762
2011*	10.000000	7.662864	-23.37%	10,259
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2012	9.569628	9.512355	-0.60%	8,455
2011*	10.000000	9.569628	-4.30%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2012	9.043970	10.053264	11.16%	0
2011*	10.000000	9.043970	-9.56%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	10.592798	11.152826	5.29%	44,156
2011*	10.000000	10.592798	5.93%	11,655
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2012	11.157224	12.552008	12.50%	973
2011	11.035439	11.157224	1.10%	0
2010	9.859882	11.035439	11.92%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2012	12.631867	14.190184	12.34%	257
2011	12.753196	12.631867	-0.95%	70
2010	11.467380	12.753196	11.21%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	9.990568	10.771596	7.82%	19,495
2011	10.573743	9.990568	-5.52%	23,925
2010*	10.000000	10.573743	5.74%	22,989
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2012	10.099740	9.694844	-4.01%	372
2011	11.792059	10.099740	-14.35%	157
2010*	10.000000	11.792059	17.92%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2012*	10.000000	10.444823	4.45%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2012	9.056916	9.966400	10.04%	426
2011*	10.000000	9.056916	-9.43%	642
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2012	10.888886	12.496833	14.77%	10,451
2011	11.027307	10.888886	-1.26%	289
2010	9.787731	11.027307	12.66%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2012	10.094191	11.322689	12.17%	11,726
2011	10.296774	10.094191	-1.97%	713
2010	8.478495	10.296774	21.45%	108
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2012*	10.000000	10.533925	5.34%	16,489

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	10.015135	11.324995	13.08%	5,122
2011	10.373869	10.015135	-3.46%	0
2010*	10.000000	10.373869	3.74%	3,145
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
2012	9.723476	10.738233	10.44%	5,433
2011	10.360571	9.723476	-6.15%	7,155
2010*	10.000000	10.360571	3.61%	7,044
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
2012	9.819943	10.370232	5.60%	5,288
2011	10.146918	9.819943	-3.22%	8,938
2010*	10.000000	10.146918	1.47%	9,305
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
2012	9.623659	10.381565	7.88%	269
2011	10.097944	9.623659	-4.70%	1,882
2010*	10.000000	10.097944	0.98%	949
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2012	8.740117	9.743870	11.48%	33,647
2011	9.615606	8.740117	-9.10%	31,924
2010	8.517534	9.615606	12.89%	12,739
2009	6.231359	8.517534	36.69%	7,499
2008	11.167582	6.231359	-44.20%	1,355
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2012	9.145976	9.934568	8.62%	78,307
2011	9.353392	9.145976	-2.22%	90,159
2010	8.595037	9.353392	8.82%	1,598
2009	7.151089	8.595037	20.19%	316
2008	10.430170	7.151089	-31.44%	306
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2012	8.492501	9.360356	10.22%	26,425
2011	9.041773	8.492501	-6.07%	31,737
2010	8.106772	9.041773	11.53%	5,868
2009	6.088582	8.106772	33.15%	2,870
2008	10.731923	6.088582	-43.27%	875
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
2012	8.499641	8.509617	0.12%	111,216
2011	9.755340	8.499641	-12.87%	133,967
2010*	10.000000	9.755340	-2.45%
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
2012	8.666547	8.822921	1.80%	15,162
2011	9.535969	8.666547	-9.12%	17,595
2010*	10.000000	9.535969	-4.64%	16,575

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2012	7.752222	6.749025	-12.94%	9,913
2011	8.652546	7.752222	-10.41%	5,369
2010	9.148074	8.652546	-5.42%	5,389
2009	9.720198	9.148074	-5.89%	9,885
2008*	10.000000	9.720198	-2.80%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2012	8.543879	8.563248	0.23%	46,694
2011	8.428409	8.543879	1.37%	54,391
2010	8.095527	8.428409	4.11%	54,228
2009	8.536914	8.095527	-5.17%	6,852
2008	10.712219	8.536914	-20.31%	7,459
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
2012	11.243165	11.511857	2.39%	4,583
2011	12.271637	11.243165	-8.38%	4,814
2010	11.254089	12.271637	9.04%	4,664
2009	9.016828	11.254089	24.81%	9,773
2008	15.517836	9.016828	-41.89%	3,391
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	9.457931	11.051316	16.85%	45,376
2011	10.394733	9.457931	-9.01%	36,122
2010*	10.000000	10.394733	3.95%	38,515
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2012	9.427946	10.100010	7.13%	2,433
2011*	10.000000	9.427946	-5.72%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.286026	10.535465	13.46%	27,065
2011*	10.000000	9.286026	-7.14%	643
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.610155	14.182171	12.47%	0
2011	12.388671	12.610155	1.79%	143,065
2010	11.165541	12.388671	10.95%	46,149
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	9.818951	11.182138	13.88%	0
2011	10.696127	9.818951	-8.20%	0
2010*	10.000000	10.696127	6.96%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	10.085667	10.982299	8.89%	3,378
2011	10.426067	10.085667	-3.26%	0
2010*	10.000000	10.426067	4.26%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.982779	11.122990	11.42%	0
2011	10.544462	9.982779	-5.33%	1,828
2010*	10.000000	10.544462	5.44%	2,750
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.184678	10.734397	5.40%	3,499
2011	10.242239	10.184678	-0.56%	3,487
2010*	10.000000	10.242239	2.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	10.035066	11.056029	10.17%	13,938
2011	10.478654	10.035066	-4.23%	9,864
2010*	10.000000	10.478654	4.79%	9,864
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	9.917237	11.141675	12.35%	534
2011	10.609725	9.917237	-6.53%	0
2010*	10.000000	10.609725	6.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.134422	10.934325	7.89%	96
2011	10.363560	10.134422	-2.21%	236
2010*	10.000000	10.363560	3.64%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	10.216958	10.730275	5.02%	16,962
2011*	10.000000	10.216958	2.17%	5,868
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	8.540503	9.816843	14.94%	29,041
2011	11.223352	8.540503	-23.90%	0
2010*	10.000000	11.223352	12.23%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
2012	13.457470	13.595620	1.03%	21,968
2011	12.795460	13.457470	5.17%	23,000
2010	12.453365	12.795460	2.75%	2,502
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
2012	11.466805	13.032769	13.66%	0
2011	12.173736	11.466805	-5.81%	0
2010	10.836962	12.173736	12.34%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
2012	10.243203	10.994985	7.34%	0
2011	10.356155	10.243203	-1.09%	672
2010*	10.000000	10.356155	3.56%	672

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
2012	10.152999	11.179110	10.11%	0
2011	10.457405	10.152999	-2.91%	693
2010*	10.000000	10.457405	4.57%	693
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
2012	11.607489	11.967767	3.10%	16,291
2011	11.499575	11.607489	0.94%	6,040
2010	11.071538	11.499575	3.87%	4,160
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
2012	11.779102	12.801168	8.68%	0
2011	12.017548	11.779102	-1.98%	0
2010	11.056164	12.017548	8.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
2012	11.711563	13.060287	11.52%	0
2011	12.205711	11.711563	-4.05%	0
2010	11.024294	12.205711	10.72%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
2012	11.874846	12.569921	5.85%	2,043
2011	11.853793	11.874846	0.18%	0
2010	11.145984	11.853793	6.35%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2012	9.603975	9.416196	-1.96%	259,332
2011	9.794442	9.603975	-1.94%	328,486
2010	9.989215	9.794442	-1.95%	213,240
2009*	10.000000	9.989215	-0.11%	73,795
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	9.840160	11.145228	13.26%	10,400
2011	11.104139	9.840160	-11.38%	183
2010*	10.000000	11.104139	11.04%	183
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.670964	9.942223	14.66%	6,923
2011	10.577962	8.670964	-18.03%	0
2010*	10.000000	10.577962	5.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	10.178772	11.590619	13.87%	0
2011	10.727555	10.178772	-5.12%	0
2010*	10.000000	10.727555	7.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	9.416383	10.856461	15.29%	0
2011	10.226352	9.416383	-7.92%	494
2010*	10.000000	10.226352	2.26%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	10.477809	11.777456	12.40%	33
2011	11.183573	10.477809	-6.31%	86
2010*	10.000000	11.183573	11.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	10.285453	11.732815	14.07%	46
2011	10.738894	10.285453	-4.22%	0
2010*	10.000000	10.738894	7.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
2012	9.492568	10.552057	11.16%	0
2011	9.744484	9.492568	-2.59%	203
2010	7.924518	9.744484	22.97%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
2012	12.660651	14.967938	18.22%	0
2011	13.614866	12.660651	-7.01%	0
2010	10.970873	13.614866	24.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
2012	13.924180	15.765233	13.22%	370
2011	15.034281	13.924180	-7.38%	358
2010	12.232238	15.034281	22.91%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
2012	10.540037	11.814549	12.09%	0
2011	10.665384	10.540037	-1.18%	0
2010	9.585948	10.665384	11.26%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.912397	10.061068	1.50%	10,003
2011*	10.000000	9.912397	-0.88%	0
Northern Lights Variable Trust - Mariner Hyman Beck Portfolio: Class 2 Shares - Q/NQ
2012*	10.000000	9.594595	-4.05%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2012*	10.000000	10.178804	1.79%	349,958
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012	9.493832	10.686571	12.56%	50,706
2011*	10.000000	9.493832	-5.06%	144
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2012	11.061261	11.400766	3.07%	2,133
2011	12.201222	11.061261	-9.34%	4,350
2010*	10.000000	12.201222	22.01%	3,207

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2012	10.991288	12.691044	15.46%	21,242
2011	10.553828	10.991288	4.15%	6,386
2010*	10.000000	10.553828	5.54%	3,406
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	11.527337	11.893321	3.17%	1,497
2011	10.843355	11.527337	6.31%	969
2010*	10.000000	10.843355	8.43%	398
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2012	11.421165	11.966340	4.77%	26,107
2011	10.839513	11.421165	5.37%	5,896
2010*	10.000000	10.839513	8.40%	3,513
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2012	10.674765	11.951701	11.96%	43,206
2011	10.545463	10.674765	1.23%	379,630
2010*	10.000000	10.545463	5.45%	4,316
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	9.780446	10.140629	3.68%	45,148
2011*	10.000000	9.780446	-2.20%	15,282
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.960299	10.693354	7.36%	173,697
2011*	10.000000	9.960299	-0.40%	13,900
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2012	8.354220	9.145921	9.48%	176
2011	11.154270	8.354220	-25.10%	176
2010*	10.000000	11.154270	11.54%	620
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2012	10.350815	11.741296	13.43%	0
2011	10.774926	10.350815	-3.94%	3,742
2010*	10.000000	10.774926	7.75%	617
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2012	10.921709	12.220812	11.89%	295,769
2011	10.840830	10.921709	0.75%	23,595
2010*	10.000000	10.840830	8.41%	886
ProFunds - ProFund VP Asia 30 - Q/NQ
2012	7.925046	8.972732	13.22%	1,520
2011	11.071378	7.925046	-28.42%	1,555
2010*	10.000000	11.071378	10.71%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Banks - Q/NQ
2012	7.428267	9.716039	30.80%	3,974
2011*	10.000000	7.428267	-25.72%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2012	7.685613	8.174847	6.37%	1,755
2011*	10.000000	7.685613	-23.14%	3,271
ProFunds - ProFund VP Bear - Q/NQ
2012	7.983464	6.528310	-18.23%	6,784
2011	8.935811	7.983464	-10.66%	0
2010*	10.000000	8.935811	-10.64%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2012	9.312273	12.847063	37.96%	17,060
2011*	10.000000	9.312273	-6.88%	672
ProFunds - ProFund VP Bull - Q/NQ
2012	10.124877	11.305760	11.66%	14,575
2011	10.325743	10.124877	-1.95%	502
2010*	10.000000	10.325743	3.26%	2,077
ProFunds - ProFund VP Consumer Goods - Q/NQ
2012	9.843255	10.698941	8.69%	0
2011*	10.000000	9.843255	-1.57%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2012	9.594588	11.486104	19.71%	2,235
2011*	10.000000	9.594588	-4.05%	349
ProFunds - ProFund VP Emerging Markets - Q/NQ
2012	8.633070	9.020437	4.49%	3,961
2011	10.965107	8.633070	-21.27%	464
2010*	10.000000	10.965107	9.65%	797
ProFunds - ProFund VP Europe 30 - Q/NQ
2012	9.426440	10.776071	14.32%	1,839
2011	10.551153	9.426440	-10.66%	1,363
2010*	10.000000	10.551153	5.51%	191
ProFunds - ProFund VP Financials - Q/NQ
2012	8.238621	10.075321	22.29%	4,651
2011*	10.000000	8.238621	-17.61%	1,619
ProFunds - ProFund VP Health Care - Q/NQ
2012	9.559956	11.004602	15.11%	94
2011*	10.000000	9.559956	-4.40%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Industrials - Q/NQ
2012	8.693857	9.870753	13.54%	369
2011*	10.000000	8.693857	-13.06%	367
ProFunds - ProFund VP International - Q/NQ
2012	9.083495	10.325035	13.67%	5,487
2011	10.814676	9.083495	-16.01%	715
2010*	10.000000	10.814676	8.15%	0
ProFunds - ProFund VP Internet - Q/NQ
2012	8.421088	9.888367	17.42%	2,285
2011*	10.000000	8.421088	-15.79%	0
ProFunds - ProFund VP Japan - Q/NQ
2012	7.097620	8.555972	20.55%	303
2011	8.886029	7.097620	-20.13%	260
2010*	10.000000	8.886029	-11.14%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2012	10.672973	12.162987	13.96%	3,579
2011	10.728647	10.672973	-0.52%	1,782
2010*	10.000000	10.728647	7.29%	1,244
ProFunds - ProFund VP Oil & Gas - Q/NQ
2012	11.050827	11.148743	0.89%	159
2011	11.022571	11.050827	0.26%	1,472
2010*	10.000000	11.022571	10.23%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2012	10.349547	11.350222	9.67%	141
2011*	10.000000	10.349547	3.50%	1,195
ProFunds - ProFund VP Precious Metals - Q/NQ
2012	8.247095	6.909628	-16.22%	6,207
2011*	10.000000	8.247095	-17.53%	818
ProFunds - ProFund VP Real Estate - Q/NQ
2012	9.234980	10.609438	14.88%	1,414
2011*	10.000000	9.234980	-7.65%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2012	5.372430	4.902063	-8.76%	0
2011	8.766840	5.372430	-38.72%	864
2010*	10.000000	8.766840	-12.33%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2012	8.772888	8.242758	-6.04%	0
2011*	10.000000	8.772888	-12.27%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2012	9.003761	7.676184	-14.74%	0
2011	8.297736	9.003761	8.51%	1,068
2010*	10.000000	8.297736	-17.02%	1,742
ProFunds - ProFund VP Short International - Q/NQ
2012	8.485814	6.642930	-21.72%	1,456
2011	8.500868	8.485814	-0.18%	2,256
2010*	10.000000	8.500868	-14.99%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2012	7.581167	6.035808	-20.38%	6,091
2011	8.636363	7.581167	-12.22%	2,752
2010*	10.000000	8.636363	-13.64%	8,774
ProFunds - ProFund VP Technology - Q/NQ
2012	9.235570	9.988453	8.15%	4,362
2011*	10.000000	9.235570	-7.64%	4,944
ProFunds - ProFund VP Telecommunications - Q/NQ
2012	9.476889	10.826506	14.24%	0
2011*	10.000000	9.476889	-5.23%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2012	14.759894	14.612142	-1.00%	764
2011	10.488801	14.759894	40.72%	1,300
2010*	10.000000	10.488801	4.89%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2012	10.979964	14.399190	31.14%	354
2011	11.333261	10.979964	-3.12%	573
2010*	10.000000	11.333261	13.33%	2,452
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2012	5.608135	3.561662	-36.49%	9,969
2011	7.349324	5.608135	-23.69%	0
2010*	10.000000	7.349324	-26.51%	0
ProFunds - ProFund VP Utilities - Q/NQ
2012	10.769074	10.573512	-1.82%	5,334
2011*	10.000000	10.769074	7.69%	2,869
Rydex Variable Trust - Banking Fund - Q/NQ
2012	4.988555	6.075559	21.79%	21,634
2011	6.541985	4.988555	-23.75%	2,156
2010	5.902437	6.541985	10.84%	2,028
2009	6.234083	5.902437	-5.32%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2012	19.366546	21.024227	8.56%	7,134
2011	23.642695	19.366546	-18.09%	664
2010	19.035100	23.642695	24.21%	4,348
2009	12.488109	19.035100	52.43%	8,047
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2012	10.507777	14.009560	33.33%	1,659
2011	9.690044	10.507777	8.44%	1,509
2010	8.927294	9.690044	8.54%	1,341
2009	7.693812	8.927294	16.03%	208
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2012	4.838030	4.676672	-3.34%	2,145
2011	5.285205	4.838030	-8.46%	4,522
2010	4.989607	5.285205	5.92%	3,772
2009	4.561498	4.989607	9.39%	23,240
2008	9.126742	4.561498	-50.02%	5,053
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2012	17.870449	19.106321	6.92%	877
2011	16.020152	17.870449	11.55%	2,214
2010	13.930978	16.020152	15.00%	931
2009	11.927669	13.930978	16.80%	541
2008	15.879262	11.927669	-24.89%	862
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2012	9.036650	10.379124	14.86%	14,155
2011	8.448190	9.036650	6.97%	16,330
2010	6.915736	8.448190	22.16%	2,246
2009	5.153294	6.915736	34.20%	8,827
2008	13.729088	5.153294	-62.46%	8,478
Rydex Variable Trust - Electronics Fund - Q/NQ
2012	6.476564	6.416690	-0.92%	0
2011	7.909232	6.476564	-18.11%	0
2010	7.362914	7.909232	7.42%	59
2009	4.369748	7.362914	68.50%	2,241
2008	8.933615	4.369748	-51.09%	92
Rydex Variable Trust - Energy Fund - Q/NQ
2012	20.588643	20.671188	0.40%	11,295
2011	22.301608	20.588643	-7.68%	3,663
2010	19.104748	22.301608	16.73%	2,707
2009	14.068458	19.104748	35.80%	3,951
2008	26.589244	14.068458	-47.09%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Services Fund - Q/NQ
2012	23.537932	23.170951	-1.56%	2,264
2011	26.464710	23.537932	-11.06%	1,985
2010	21.413062	26.464710	23.59%	3,656
2009	13.446019	21.413062	59.25%	2,639
2008	32.347000	13.446019	-58.43%	13
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2012	7.790861	9.293102	19.28%	414
2011	9.362886	7.790861	-16.79%	597
2010	10.702236	9.362886	-12.51%	232
2009	8.046504	10.702236	33.00%	5,228
2008	18.181405	8.046504	-55.74%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2012	6.524522	7.848097	20.29%	1,141
2011	7.821360	6.524522	-16.58%	0
2010	6.974926	7.821360	12.14%	0
2009	5.943880	6.974926	17.35%	4,830
2008	11.668665	5.943880	-49.06%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2012	17.792952	17.969349	0.99%	6,487
2011	12.825383	17.792952	38.73%	19,900
2010	11.880225	12.825383	7.96%	7,543
2009	17.699157	11.880225	-32.88%	1,314
2008	12.464121	17.699157	42.00%	1,311
Rydex Variable Trust - Health Care Fund - Q/NQ
2012	11.292879	12.972669	14.87%	906
2011	11.001275	11.292879	2.65%	1,155
2010	10.508668	11.001275	4.69%	813
2009	8.598342	10.508668	22.22%	666
2008	11.670726	8.598342	-26.33%	978
Rydex Variable Trust - Internet Fund - Q/NQ
2012	14.391767	16.837512	16.99%	455
2011	16.664426	14.391767	-13.64%	861
2010	14.072345	16.664426	18.42%	1,918
2009	8.653443	14.072345	62.62%	6,861
2008	16.011012	8.653443	-45.95%	25
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2012	2.493050	1.895388	-23.97%	24,033
2011	3.486476	2.493050	-28.49%	9,926
2010	5.101089	3.486476	-31.65%	8,698
2009	9.399780	5.101089	-45.73%	1,661
2008	5.960336	9.399780	57.71%	3,317

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2012	3.696980	3.400167	-8.03%	21,482
2011	5.420273	3.696980	-31.79%	378
2010	6.340215	5.420273	-14.51%	2,150
2009	5.415139	6.340215	17.08%	0
2008	7.913726	5.415139	-31.57%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2012	3.948737	3.160679	-19.96%	3,159
2011	4.345817	3.948737	-9.14%	0
2010	5.932725	4.345817	-26.75%	1,956
2009	9.348959	5.932725	-36.54%	0
2008	7.093232	9.348959	31.80%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2012	2.330828	1.859151	-20.24%	938
2011	2.643436	2.330828	-11.83%	938
2010	3.424339	2.643436	-22.80%	938
2009	5.828500	3.424339	-41.25%	0
2008	4.015747	5.828500	45.14%	8,886
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2012	3.708026	2.975488	-19.76%	8,295
2011	4.093234	3.708026	-9.41%	9,442
2010	5.768263	4.093234	-29.04%	9,646
2009	8.762071	5.768263	-34.17%	0
2008	7.166566	8.762071	22.26%	3,559
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2012	4.375179	3.561220	-18.60%	10,298
2011	4.905631	4.375179	-10.81%	4,662
2010	6.025067	4.905631	-18.58%	7,447
2009	8.481661	6.025067	-28.96%	0
2008	6.212111	8.481661	36.53%	3,677
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2012	6.867119	8.086492	17.76%	682
2011	9.856801	6.867119	-30.33%	0
2010	8.686497	9.856801	13.47%	0
2009	7.163416	8.686497	21.26%	269
2008	10.900476	7.163416	-34.28%	34
Rydex Variable Trust - Leisure Fund - Q/NQ
2012	14.519821	17.271295	18.95%	299
2011	14.453662	14.519821	0.46%	0
2010	11.309113	14.453662	27.81%	618
2009	8.435970	11.309113	34.06%	1,174
2008	16.901905	8.435970	-50.09%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2012	16.254994	19.814748	21.90%	2,669
2011	17.939804	16.254994	-9.39%	1,167
2010	13.301242	17.939804	34.87%	3,298
2009	8.901786	13.301242	49.42%	4,604
2008	20.103154	8.901786	-55.72%	24
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2012	9.221252	12.126360	31.50%	420
2011	9.468266	9.221252	-2.61%	3,018
2010	7.053517	9.468266	34.23%	0
2009	3.302803	7.053517	113.56%	9,068
2008	12.294606	3.302803	-73.14%	115
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2012	14.492305	16.592086	14.49%	3,743
2011	14.466120	14.492305	0.18%	1,344
2010	12.451871	14.466120	16.18%	23,178
2009	8.354829	12.451871	49.04%	384
2008	14.670170	8.354829	-43.05%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2012	8.677738	10.400883	19.86%	501
2011	8.954509	8.677738	-3.09%	1,330
2010	7.612506	8.954509	17.63%	1,558
2009	5.729559	7.612506	32.86%	8,672
2008	12.836638	5.729559	-55.37%	179
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2012	22.959917	21.588629	-5.97%	16,588
2011	30.874366	22.959917	-25.63%	5,934
2010	22.804577	30.874366	35.39%	4,446
2009	15.584649	22.804577	46.33%	4,755
2008	25.873407	15.584649	-39.77%	876
Rydex Variable Trust - Real Estate Fund - Q/NQ
2012	15.144951	17.572972	16.03%	9,223
2011	15.103465	15.144951	0.27%	433
2010	12.336099	15.103465	22.43%	1,286
2009	10.043936	12.336099	22.82%	3,721
2008	17.554211	10.043936	-42.78%	2,548
Rydex Variable Trust - Retailing Fund - Q/NQ
2012	14.583322	16.696367	14.49%	297
2011	14.124346	14.583322	3.25%	714
2010	11.511225	14.124346	22.70%	665
2009	8.140114	11.511225	41.41%	606
2008	12.381807	8.140114	-34.26%	948

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2012	12.715287	15.222306	19.72%	2,634
2011	14.767244	12.715287	-13.90%	22,559
2010	10.925588	14.767244	35.16%	5,220
2009	8.358586	10.925588	30.71%	5,759
2008	17.529945	8.358586	-52.32%	6,976
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2012	6.787172	8.610211	26.86%	2,793
2011	7.206480	6.787172	-5.82%	21,147
2010	5.857793	7.206480	23.02%	0
2009	4.081509	5.857793	43.52%	10,453
2008	13.003382	4.081509	-68.61%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2012	11.057078	12.283915	11.10%	22,807
2011	11.400604	11.057078	-3.01%	10,788
2010	9.299327	11.400604	22.60%	3,286
2009	6.441453	9.299327	44.37%	10,951
2008	10.917971	6.441453	-41.00%	98
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2012	10.153789	12.168287	19.84%	22,906
2011	10.694225	10.153789	-5.05%	7,702
2010	9.065016	10.694225	17.97%	0
2009	6.112402	9.065016	48.31%	10,774
2008	12.142084	6.112402	-49.66%	85
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2012	15.343949	17.459200	13.79%	2,859
2011	15.752124	15.343949	-2.59%	9,893
2010	12.117325	15.752124	30.00%	2,091
2009	7.880695	12.117325	53.76%	14,784
2008	12.587699	7.880695	-37.39%	23
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2012	11.669733	13.385338	14.70%	179
2011	12.818015	11.669733	-8.96%	2,774
2010	10.882126	12.818015	17.79%	0
2009	7.148717	10.882126	52.22%	9,615
2008	12.934748	7.148717	-44.73%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2012	13.001495	14.099659	8.45%	5,454
2011	12.809247	13.001495	1.50%	5,616
2010	10.417687	12.809247	22.96%	1,614
2009	7.930777	10.417687	31.36%	0
2008	12.315334	7.930777	-35.60%	79

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2012	10.372641	12.242551	18.03%	18,400
2011	11.681772	10.372641	-11.21%	7,095
2010	9.523537	11.681772	22.66%	377
2009	5.985775	9.523537	59.10%	0
2008	10.805247	5.985775	-44.60%	99
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2012	5.901223	5.422415	-8.11%	3,911
2011	6.286111	5.901223	-6.12%	3,343
2010	6.713645	6.286111	-6.37%	2,749
2009	8.135742	6.713645	-17.48%	0
2008	7.860291	8.135742	3.50%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2012	11.314130	12.422379	9.80%	1,182
2011	12.707822	11.314130	-10.97%	397
2010	11.568266	12.707822	9.85%	0
2009	7.582277	11.568266	52.57%	2,513
2008	14.166721	7.582277	-46.48%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2012	6.959901	7.155481	2.81%	0
2011	8.292387	6.959901	-16.07%	0
2010	7.385469	8.292387	12.28%	46
2009	5.853394	7.385469	26.17%	0
2008	10.921632	5.853394	-46.41%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2012	13.309965	15.344547	15.29%	289
2011	15.272394	13.309965	-12.85%	318
2010	12.547698	15.272394	21.71%	505
2009	10.901964	12.547698	15.10%	0
2008	14.876866	10.901964	-26.72%	946
Rydex Variable Trust - Utilities Fund - Q/NQ
2012	11.376015	11.278285	-0.86%	19,287
2011	9.976677	11.376015	14.03%	2,256
2011	9.976677	11.376015	14.03%	2,256
2010	9.519849	9.976677	4.80%	1,343
2009	8.532025	9.519849	11.58%	4,042
2008	12.356219	8.532025	-30.95%	1,537
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2012	10.108169	9.988030	-1.19%	592
2011	10.703065	10.108169	-5.56%	2,474
2010	11.564486	10.703065	-7.45%	215
2009	11.063664	11.564486	4.53%	0
2008	12.857145	11.063664	-13.95%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	10.270792	11.870191	15.57%	1,802
2011*	10.000000	10.270792	2.71%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2012	8.258336	10.521595	27.41%	48
2011*	10.000000	8.258336	-17.42%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2012	8.848970	9.864349	11.47%	707
2011*	10.000000	8.848970	-11.51%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	7.660267	7.764830	1.37%	44,029
2011*	10.000000	7.660267	-23.40%	2,094
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2012	9.566384	9.504267	-0.65%	0
2011*	10.000000	9.566384	-4.34%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2012	9.040905	10.044714	11.10%	0
2011*	10.000000	9.040905	-9.59%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	10.589224	11.143362	5.23%	3,514
2011*	10.000000	10.589224	5.89%	1,151
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2012	11.102336	12.483877	12.44%	0
2011	10.986742	11.102336	1.05%	0
2010	9.821370	10.986742	11.87%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2012	12.569802	14.113246	12.28%	0
2011	12.697007	12.569802	-1.00%	0
2010	11.422674	12.697007	11.16%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	9.982104	10.756954	7.76%	5,676
2011	10.570168	9.982104	-5.56%	426
2010*	10.000000	10.570168	5.70%	426
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2012	10.091190	9.681683	-4.06%	0
2011	11.788069	10.091190	-14.39%	0
2010*	10.000000	11.788069	17.88%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2012*	10.000000	10.441272	4.41%	29,492
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2012	9.053852	9.957937	9.99%	0
2011*	10.000000	9.053852	-9.46%	584
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2012	10.835325	12.429010	14.71%	945
2011	10.978650	10.835325	-1.31%	0
2010	9.749523	10.978650	12.61%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2012	10.044518	11.261216	12.11%	4,169
2011	10.251325	10.044518	-2.02%	405
2010	8.445375	10.251325	21.38%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2012*	10.000000	10.530350	5.30%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	10.006649	11.309616	13.02%	1,331
2011	10.370362	10.006649	-3.51%	0
2010*	10.000000	10.370362	3.70%	0
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
2012	9.715235	10.723652	10.38%	617
2011	10.357059	9.715235	-6.20%	1,028
2010*	10.000000	10.357059	3.57%	411
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
2012	9.811640	10.356164	5.55%	0
2011	10.143502	9.811640	-3.27%	0
2010*	10.000000	10.143502	1.44%	0
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
2012	9.615496	10.367457	7.82%	0
2011	10.094518	9.615496	-4.75%	408
2010*	10.000000	10.094518	0.95%	408
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2012	8.717533	9.713719	11.43%	40,444
2011	9.595647	8.717533	-9.15%	38,539
2010	8.504191	9.595647	12.83%	39,764
2009	6.224766	8.504191	36.62%	27,913
2008	11.161473	6.224766	-44.23%	28,499
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2012	9.122337	9.903828	8.57%	27,506
2011	9.333959	9.122337	-2.27%	26,341
2010	8.581559	9.333959	8.77%	21,999
2009	7.143520	8.581559	20.13%	5,856
2008	10.424458	7.143520	-31.47%	5,691
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2012	8.472293	9.333314	10.16%	32,709
2011	9.024838	8.472293	-6.12%	30,537
2010	8.095722	9.024838	11.48%	36,901
2009	6.083394	8.095722	33.08%	16,456
2008	10.728272	6.083394	-43.30%	16,912
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
2012	8.492442	8.498065	0.07%	10,830
2011	9.752045	8.492442	-12.92%	22,540
2010*	10.000000	9.752045	-2.48%	21,241
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
2012	8.659212	8.810938	1.75%	22,462
2011	9.532752	8.659212	-9.16%	23,478
2010*	10.000000	9.532752	-4.67%	23,297

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2012	7.740159	6.735068	-12.99%	1,199
2011	8.643494	7.740159	-10.45%	2,200
2010	9.143174	8.643494	-5.47%	2,386
2009	9.719939	9.143174	-5.93%	11,409
2008*	10.000000	9.719939	-2.80%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2012	8.517398	8.532355	0.18%	6,378
2011	8.406566	8.517398	1.32%	7,933
2010	8.078668	8.406566	4.06%	8,095
2009	8.523478	8.078668	-5.22%	17,896
2008	10.700823	8.523478	-20.35%	9,840
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
2012	11.187867	11.449381	2.34%	1,972
2011	12.217509	11.187867	-8.43%	2,237
2010	11.210162	12.217509	8.99%	2,322
2009	8.986223	11.210162	24.75%	13,836
2008	15.473081	8.986223	-41.92%	4,924
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	9.449932	11.036325	16.79%	5,719
2011	10.391231	9.449932	-9.06%	1,116
2010*	10.000000	10.391231	3.91%	852
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2012	9.424755	10.091439	7.07%	0
2011*	10.000000	9.424755	-5.75%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.282883	10.526520	13.40%	9,354
2011*	10.000000	9.282883	-7.17%	585
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.570079	14.129867	12.41%	0
2011	12.355585	12.570079	1.74%	33,531
2010	11.141393	12.355585	10.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	9.810627	11.166955	13.83%	0
2011	10.692502	9.810627	-8.25%	0
2010*	10.000000	10.692502	6.93%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	10.077130	10.967397	8.83%	0
2011	10.422538	10.077130	-3.31%	0
2010*	10.000000	10.422538	4.23%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.974326	11.107892	11.36%	31,343
2011	10.540898	9.974326	-5.37%	18,877
2010*	10.000000	10.540898	5.41%	20,129
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.176054	10.719827	5.34%	2,514
2011	10.238781	10.176054	-0.61%	0
2010*	10.000000	10.238781	2.39%	3,844
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	10.026563	11.041001	10.12%	10,390
2011	10.475115	10.026563	-4.28%	9,424
2010*	10.000000	10.475115	4.75%	9,864
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	9.908831	11.126535	12.29%	724
2011	10.606137	9.908831	-6.57%	0
2010*	10.000000	10.606137	6.06%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.125841	10.919486	7.84%	0
2011	10.360052	10.125841	-2.26%	0
2010*	10.000000	10.360052	3.60%	567
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	10.213506	10.721168	4.97%	6,438
2011*	10.000000	10.213506	2.14%	1,060
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	8.533269	9.803522	14.89%	0
2011	11.219564	8.533269	-23.94%	0
2010*	10.000000	11.219564	12.20%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
2012	13.391286	13.521839	0.97%	0
2011	12.739006	13.391286	5.12%	0
2010	12.404748	12.739006	2.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
2012	11.422113	12.975356	13.60%	0
2011	12.132460	11.422113	-5.85%	0
2010	10.805720	12.132460	12.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
2012	10.234538	10.980062	7.28%	4,748
2011	10.352652	10.234538	-1.14%	4,748
2010*	10.000000	10.352652	3.53%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
2012	10.144401	11.163935	10.05%	0
2011	10.453873	10.144401	-2.96%	404
2010*	10.000000	10.453873	4.54%	404
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
2012	11.562251	11.915028	3.05%	7,814
2011	11.460581	11.562251	0.89%	7,814
2010	11.039623	11.460581	3.81%	7,814
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
2012	11.733176	12.744744	8.62%	1,533
2011	11.976794	11.733176	-2.03%	522
2010	11.024271	11.976794	8.64%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
2012	11.665862	13.002663	11.46%	0
2011	12.164279	11.665862	-4.10%	0
2010	10.992480	12.164279	10.66%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
2012	11.828538	12.514493	5.80%	0
2011	11.813578	11.828538	0.13%	343
2010	11.113830	11.813578	6.30%	343
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2012	9.593927	9.401529	-2.01%	88,591
2011	9.789172	9.593927	-1.99%	88,722
2010	9.988936	9.789172	-2.00%	12,645
2009*	10.000000	9.988936	-0.11%	35,912
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	9.831826	11.130100	13.20%	0
2011	11.100395	9.831826	-11.43%	0
2010*	10.000000	11.100395	11.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.663619	9.928724	14.60%	0
2011	10.574390	8.663619	-18.07%	0
2010*	10.000000	10.574390	5.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	10.170144	11.574874	13.81%	3,785
2011	10.723928	10.170144	-5.16%	3,785
2010*	10.000000	10.723928	7.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	9.408415	10.841732	15.23%	4,805
2011	10.222897	9.408415	-7.97%	2,748
2010*	10.000000	10.222897	2.23%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	10.468943	11.761483	12.35%	970
2011	11.179792	10.468943	-6.36%	970
2010*	10.000000	11.179792	11.80%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	10.276743	11.716880	14.01%	1,412
2011	10.735264	10.276743	-4.27%	1,412
2010*	10.000000	10.735264	7.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
2012	9.445854	10.494766	11.10%	1,777
2011	9.701478	9.445854	-2.63%	1,777
2010	7.893576	9.701478	22.90%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
2012	12.598365	14.886706	18.16%	0
2011	13.554792	12.598365	-7.06%	0
2010	10.928034	13.554792	24.04%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
2012	13.855686	15.679663	13.16%	0
2011	14.967950	13.855686	-7.43%	0
2010	12.184473	14.967950	22.84%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
2012	10.488169	11.750406	12.03%	0
2011	10.618302	10.488169	-1.23%	0
2010	9.548492	10.618302	11.20%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.909054	10.052529	1.45%	21,386
2011*	10.000000	9.909054	-0.91%	0
Northern Lights Variable Trust - Mariner Hyman Beck Portfolio: Class 2 Shares - Q/NQ
2012*	10.000000	9.591879	-4.08%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2012*	10.000000	10.175922	1.76%	32,806
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012	9.490611	10.677486	12.51%	22,633
2011*	10.000000	9.490611	-5.09%	295
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2012	11.051904	11.385301	3.02%	510
2011	12.197097	11.051904	-9.39%	92
2010*	10.000000	12.197097	21.97%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2012	10.981983	12.673798	15.41%	13,705
2011	10.550260	10.981983	4.09%	2,491
2010*	10.000000	10.550260	5.50%	200
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	11.517525	11.877127	3.12%	200
2011	10.839642	11.517525	6.25%	8,269
2010*	10.000000	10.839642	8.40%	200
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2012	11.411485	11.950092	4.72%	201
2011	10.835845	11.411485	5.31%	201
2010*	10.000000	10.835845	8.36%	201
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2012	10.665729	11.935477	11.90%	956
2011	10.541896	10.665729	1.17%	4,800
2010*	10.000000	10.541896	5.42%	1,234
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	9.777093	10.131966	3.63%	1,037
2011*	10.000000	9.777093	-2.23%	265
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.956927	10.684266	7.30%	16,066
2011*	10.000000	9.956927	-0.43%	919
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2012	8.347133	9.133492	9.42%	0
2011	11.150501	8.347133	-25.14%	0
2010*	10.000000	11.150501	11.51%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2012	10.342006	11.725300	13.38%	5,016
2011	10.771236	10.342006	-3.98%	2,795
2010*	10.000000	10.771236	7.71%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2012	10.912464	12.204219	11.84%	44,956
2011	10.837169	10.912464	0.69%	1,772
2010*	10.000000	10.837169	8.37%	543
ProFunds - ProFund VP Asia 30 - Q/NQ
2012	7.918333	8.960556	13.16%	1,782
2011	11.067644	7.918333	-28.46%	0
2010*	10.000000	11.067644	10.68%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Banks - Q/NQ
2012	7.425739	9.707767	30.73%	22,188
2011*	10.000000	7.425739	-25.74%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2012	7.683006	8.167896	6.31%	0
2011*	10.000000	7.683006	-23.17%	0
ProFunds - ProFund VP Bear - Q/NQ
2012	7.976715	6.519455	-18.27%	0
2011	8.932793	7.976715	-10.70%	2,353
2010*	10.000000	8.932793	-10.67%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2012	9.309114	12.836147	37.89%	428
2011*	10.000000	9.309114	-6.91%	0
ProFunds - ProFund VP Bull - Q/NQ
2012	10.116309	11.290423	11.61%	10,429
2011	10.322252	10.116309	-2.00%	15,400
2010*	10.000000	10.322252	3.22%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2012	9.839918	10.689844	8.64%	128
2011*	10.000000	9.839918	-1.60%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2012	9.591346	11.476345	19.65%	121
2011*	10.000000	9.591346	-4.09%	1,130
ProFunds - ProFund VP Emerging Markets - Q/NQ
2012	8.625750	9.008183	4.43%	4,702
2011	10.961398	8.625750	-21.31%	0
2010*	10.000000	10.961398	9.61%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2012	9.418458	10.761448	14.26%	905
2011	10.547587	9.418458	-10.71%	0
2010*	10.000000	10.547587	5.48%	0
ProFunds - ProFund VP Financials - Q/NQ
2012	8.235838	10.066787	22.23%	0
2011*	10.000000	8.235838	-17.64%	0
ProFunds - ProFund VP Health Care - Q/NQ
2012	9.556715	10.995247	15.05%	0
2011*	10.000000	9.556715	-4.43%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Industrials - Q/NQ
2012	8.690901	9.862348	13.48%	1,990
2011*	10.000000	8.690901	-13.09%	1,353
ProFunds - ProFund VP International - Q/NQ
2012	9.075806	10.311017	13.61%	4,121
2011	10.811023	9.075806	-16.05%	0
2010*	10.000000	10.811023	8.11%	0
ProFunds - ProFund VP Internet - Q/NQ
2012	8.418235	9.879976	17.36%	0
2011*	10.000000	8.418235	-15.82%	0
ProFunds - ProFund VP Japan - Q/NQ
2012	7.091612	8.544355	20.49%	2,346
2011	8.883019	7.091612	-20.17%	0
2010*	10.000000	8.883019	-11.17%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2012	10.663941	12.146490	13.90%	2,382
2011	10.725027	10.663941	-0.57%	3,566
2010*	10.000000	10.725027	7.25%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2012	11.041482	11.133619	0.83%	0
2011	11.018852	11.041482	0.21%	0
2010*	10.000000	11.018852	10.19%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2012	10.346039	11.340575	9.61%	1,439
2011*	10.000000	10.346039	3.46%	1,192
ProFunds - ProFund VP Precious Metals - Q/NQ
2012	8.244302	6.903745	-16.26%	0
2011*	10.000000	8.244302	-17.56%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2012	9.231854	10.600425	14.82%	0
2011*	10.000000	9.231854	-7.68%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2012	5.367866	4.895394	-8.80%	0
2011	8.763863	5.367866	-38.75%	0
2010*	10.000000	8.763863	-12.36%	314
ProFunds - ProFund VP Semiconductor - Q/NQ
2012	8.769925	8.235764	-6.09%	0
2011*	10.000000	8.769925	-12.30%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2012	8.996138	7.665763	-14.79%	0
2011	8.294921	8.996138	8.45%	337
2010*	10.000000	8.294921	-17.05%	0
ProFunds - ProFund VP Short International - Q/NQ
2012	8.478621	6.633894	-21.76%	0
2011	8.497986	8.478621	-0.23%	707
2010*	10.000000	8.497986	-15.02%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2012	7.574743	6.027607	-20.42%	0
2011	8.633440	7.574743	-12.26%	0
2010*	10.000000	8.633440	-13.67%	0
ProFunds - ProFund VP Technology - Q/NQ
2012	9.232443	9.979955	8.10%	0
2011*	10.000000	9.232443	-7.68%	1,184
ProFunds - ProFund VP Telecommunications - Q/NQ
2012	9.473672	10.817302	14.18%	0
2011*	10.000000	9.473672	-5.26%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2012	14.747378	14.592279	-1.05%	0
2011	10.485252	14.747378	40.65%	2,470
2010*	10.000000	10.485252	4.85%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2012	10.970682	14.379667	31.07%	1,156
2011	11.329441	10.970682	-3.17%	0
2010*	10.000000	11.329441	13.29%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2012	5.603381	3.556820	-36.52%	2,193
2011	7.346831	5.603381	-23.73%	140
2010*	10.000000	7.346831	-26.53%	0
ProFunds - ProFund VP Utilities - Q/NQ
2012	10.765432	10.564535	-1.87%	5,544
2011*	10.000000	10.765432	7.65%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2012	4.962538	6.040781	21.73%	1,660
2011	6.511186	4.962538	-23.78%	0
2010	5.877640	6.511186	10.78%	0
2009	6.211069	5.877640	-5.37%	0
2008	10.772976	6.211069	-42.35%	1,262

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2012	19.265583	20.903934	8.50%	550
2011	23.531433	19.265583	-18.13%	619
2010	18.955173	23.531433	24.14%	361
2009	12.442011	18.955173	52.35%	5,135
2008	23.253194	12.442011	-46.49%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2012	10.453027	13.929443	33.26%	466
2011	9.644453	10.453027	8.38%	1,517
2010	8.889819	9.644453	8.49%	466
2009	7.665417	8.889819	15.97%	50
2008	8.866134	7.665417	-13.54%	727
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2012	4.822642	4.659413	-3.38%	2,142
2011	5.271072	4.822642	-8.51%	5,304
2010	4.978802	5.271072	5.87%	5,355
2009	4.553947	4.978802	9.33%	8,816
2008	9.116295	4.553947	-50.05%	5,731
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2012	17.777331	18.997051	6.86%	832
2011	15.944793	17.777331	11.49%	1,392
2010	13.872511	15.944793	14.94%	621
2009	11.883665	13.872511	16.74%	3,272
2008	15.828761	11.883665	-24.92%	79
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2012	9.001392	10.333344	14.80%	1,909
2011	8.419509	9.001392	6.91%	16,139
2010	6.895770	8.419509	22.10%	445
2009	5.141044	6.895770	34.13%	0
2008	13.703486	5.141044	-62.48%	786
Rydex Variable Trust - Electronics Fund - Q/NQ
2012	6.442787	6.379951	-0.98%	0
2011	7.872001	6.442787	-18.16%	288
2010	7.331995	7.872001	7.37%	0
2009	4.353613	7.331995	68.41%	6,607
2008	8.905174	4.353613	-51.11%	1,850
Rydex Variable Trust - Energy Fund - Q/NQ
2012	20.481294	20.552896	0.35%	802
2011	22.196633	20.481294	-7.73%	876
2010	19.024507	22.196633	16.67%	114
2009	14.016523	19.024507	35.73%	1,603
2008	26.504631	14.016523	-47.12%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Services Fund - Q/NQ
2012	23.415204	23.038347	-1.61%	289
2011	26.340134	23.415204	-11.10%	0
2010	21.323120	26.340134	23.53%	114
2009	13.396371	21.323120	59.17%	2,146
2008	32.244088	13.396371	-58.45%	271
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2012	7.750237	9.239934	19.22%	2,062
2011	9.318827	7.750237	-16.83%	521
2010	10.657308	9.318827	-12.56%	521
2009	8.016806	10.657308	32.94%	3,565
2008	18.123580	8.016806	-55.77%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2012	6.490488	7.803178	20.22%	3,534
2011	7.784542	6.490488	-16.62%	2,746
2010	6.945625	7.784542	12.08%	0
2009	5.921934	6.945625	17.29%	5,875
2008	11.631559	5.921934	-49.09%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2012	17.700223	17.866555	0.94%	3,729
2011	12.765034	17.700223	38.66%	16,131
2010	11.830356	12.765034	7.90%	4,270
2009	17.633853	11.830356	-32.91%	19,120
2008	12.424467	17.633853	41.93%	7,814
Rydex Variable Trust - Health Care Fund - Q/NQ
2012	11.234058	12.898498	14.82%	1,468
2011	10.949544	11.234058	2.60%	2,292
2010	10.464583	10.949544	4.63%	736
2009	8.566636	10.464583	22.16%	3,386
2008	11.633633	8.566636	-26.36%	1,156
Rydex Variable Trust - Internet Fund - Q/NQ
2012	14.316764	16.741200	16.93%	0
2011	16.586017	14.316764	-13.68%	242
2010	14.013274	16.586017	18.36%	224
2009	8.621506	14.013274	62.54%	8,215
2008	15.960109	8.621506	-45.98%	500
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2012	2.483323	1.887025	-24.01%	4,471
2011	3.474640	2.483323	-28.53%	3,776
2010	5.086366	3.474640	-31.69%	0
2009	9.377452	5.086366	-45.76%	0
2008	5.949216	9.377452	57.63%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2012	3.680664	3.383419	-8.08%	9,620
2011	5.399095	3.680664	-31.83%	943
2010	6.318667	5.399095	-14.55%	1,977
2009	5.399504	6.318667	17.02%	0
2008	7.894912	5.399504	-31.61%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2012	3.933359	3.146758	-20.00%	2,116
2011	4.331096	3.933359	-9.18%	0
2010	5.915645	4.331096	-26.79%	0
2009	9.326778	5.915645	-36.57%	0
2008	7.080005	9.326778	31.73%	129
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2012	2.318664	1.848493	-20.28%	0
2011	2.630977	2.318664	-11.87%	0
2010	3.409953	2.630977	-22.84%	0
2009	5.806970	3.409953	-41.28%	0
2008	4.002953	5.806970	45.07%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2012	3.693555	2.962359	-19.80%	0
2011	4.079341	3.693555	-9.46%	47,378
2010	5.751637	4.079341	-29.08%	0
2009	8.741279	5.751637	-34.20%	0
2008	7.153192	8.741279	22.20%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2012	4.352374	3.540848	-18.65%	2,926
2011	4.882545	4.352374	-10.86%	463
2010	5.999770	4.882545	-18.62%	0
2009	8.450369	5.999770	-29.00%	0
2008	6.192364	8.450369	36.46%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2012	6.831300	8.040200	17.70%	782
2011	9.810404	6.831300	-30.37%	818
2010	8.650018	9.810404	13.41%	818
2009	7.136973	8.650018	21.20%	660
2008	10.865777	7.136973	-34.32%	691
Rydex Variable Trust - Leisure Fund - Q/NQ
2012	14.444083	17.172421	18.89%	296
2011	14.385597	14.444083	0.41%	336
2010	11.261597	14.385597	27.74%	392
2009	8.404812	11.261597	33.99%	3,564
2008	16.848111	8.404812	-50.11%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2012	16.170227	19.701335	21.84%	1,087
2011	17.855354	16.170227	-9.44%	705
2010	13.245371	17.855354	34.80%	353
2009	8.868917	13.245371	49.35%	0
2008	20.039197	8.868917	-55.74%	479
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2012	9.173130	12.056926	31.44%	53
2011	9.423647	9.173130	-2.66%	0
2010	7.023845	9.423647	34.17%	0
2009	3.290594	7.023845	113.45%	1,835
2008	12.255463	3.290594	-73.15%	2,319
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2012	14.416779	16.497187	14.43%	4,191
2011	14.398062	14.416779	0.13%	3,887
2010	12.399605	14.398062	16.12%	2,682
2009	8.323997	12.399605	48.96%	11,748
2008	14.623523	8.323997	-43.08%	38
Rydex Variable Trust - Nova Fund - Q/NQ
2012	8.632519	10.341402	19.80%	4,218
2011	8.912390	8.632519	-3.14%	4,481
2010	7.580555	8.912390	17.57%	4,653
2009	5.708406	7.580555	32.80%	25,946
2008	12.795808	5.708406	-55.39%	3,718
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2012	22.840096	21.464976	-6.02%	4,248
2011	30.728894	22.840096	-25.67%	1,943
2010	22.708696	30.728894	35.32%	1,985
2009	15.527069	22.708696	46.25%	3,461
2008	25.791016	15.527069	-39.80%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2012	15.065953	17.472370	15.97%	970
2011	15.032329	15.065953	0.22%	1,469
2010	12.284253	15.032329	22.37%	1,564
2009	10.006843	12.284253	22.76%	3,381
2008	17.498368	10.006843	-42.81%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2012	14.507264	16.600790	14.43%	0
2011	14.057840	14.507264	3.20%	2,181
2010	11.462870	14.057840	22.64%	0
2009	8.110062	11.462870	41.34%	3,078
2008	12.342395	8.110062	-34.29%	113

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2012	12.649003	15.135220	19.66%	16,326
2011	14.697746	12.649003	-13.94%	2,744
2010	10.879709	14.697746	35.09%	1,243
2009	8.327737	10.879709	30.64%	1,341
2008	17.474193	8.327737	-52.34%	505
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2012	6.751747	8.560896	26.80%	1,025
2011	7.172518	6.751747	-5.87%	3,282
2010	5.833164	7.172518	22.96%	0
2009	4.066434	5.833164	43.45%	0
2008	12.962003	4.066434	-68.63%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2012	11.013950	12.229754	11.04%	400
2011	11.361924	11.013950	-3.06%	3,195
2010	9.272502	11.361924	22.53%	2,758
2009	6.426151	9.272502	44.29%	9,468
2008	10.897612	6.426151	-41.03%	7,177
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2012	10.114193	12.114640	19.78%	3,445
2011	10.657948	10.114193	-5.10%	4,464
2010	9.038866	10.657948	17.91%	57,420
2009	6.097872	9.038866	48.23%	7,596
2008	12.119441	6.097872	-49.69%	6,226
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2012	15.284088	17.382194	13.73%	116
2011	15.698663	15.284088	-2.64%	1,681
2010	12.082352	15.698663	29.93%	1,234
2009	7.861955	12.082352	53.68%	12,091
2008	12.564193	7.861955	-37.43%	1,658
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2012	11.624215	13.326322	14.64%	1,316
2011	12.774524	11.624215	-9.00%	751
2010	10.850728	12.774524	17.73%	751
2009	7.131729	10.850728	52.15%	7,042
2008	12.910624	7.131729	-44.76%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2012	12.950787	14.037476	8.39%	818
2011	12.765784	12.950787	1.45%	848
2010	10.387629	12.765784	22.89%	1,076
2009	7.911937	10.387629	31.29%	1,338
2008	12.292366	7.911937	-35.64%	5,800

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2012	10.332171	12.188556	17.97%	1,990
2011	11.642127	10.332171	-11.25%	917
2010	9.496068	11.642127	22.60%	917
2009	5.971548	9.496068	59.02%	1,700
2008	10.785076	5.971548	-44.63%	7,252
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2012	5.882480	5.402429	-8.16%	0
2011	6.269317	5.882480	-6.17%	5,023
2010	6.699137	6.269317	-6.42%	0
2009	8.122304	6.699137	-17.52%	0
2008	7.851309	8.122304	3.45%	205
Rydex Variable Trust - Technology Fund - Q/NQ
2012	11.255108	12.351253	9.74%	1,418
2011	12.647966	11.255108	-11.01%	1,596
2010	11.519651	12.647966	9.79%	0
2009	7.554267	11.519651	52.49%	3,592
2008	14.121626	7.554267	-46.51%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2012	6.923626	7.114529	2.76%	0
2011	8.253353	6.923626	-16.11%	0
2010	7.354456	8.253353	12.22%	0
2009	5.831783	7.354456	26.11%	0
2008	10.886887	5.831783	-46.43%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2012	13.240595	15.256775	15.23%	1,464
2011	15.200538	13.240595	-12.89%	853
2010	12.495025	15.200538	21.65%	937
2009	10.861746	12.495025	15.04%	0
2008	14.829560	10.861746	-26.76%	858
Rydex Variable Trust - Utilities Fund - Q/NQ
2012	11.316708	11.213746	-0.91%	911
2011	9.929708	11.316708	13.97%	3,521
2010	9.479853	9.929708	4.75%	1,342
2009	8.500521	9.479853	11.52%	0
2008	12.316886	8.500521	-30.98%	134
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2012	10.076049	9.951219	-1.24%	0
2011	10.674490	10.076049	-5.61%	0
2010	11.539485	10.674490	-7.50%	280
2009	11.045387	11.539485	4.47%	0
2008	12.842458	11.045387	-13.99%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	10.267318	11.860112	15.51%	509
2011*	10.000000	10.267318	2.67%	573
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2012	8.255534	10.512647	27.34%	0
2011*	10.000000	8.255534	-17.44%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2012	8.845980	9.855978	11.42%	1,186
2011*	10.000000	8.845980	-11.54%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	7.657669	7.758228	1.31%	178
2011*	10.000000	7.657669	-23.42%	752
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2012	9.563150	9.496189	-0.70%	0
2011*	10.000000	9.563150	-4.37%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2012	9.037847	10.036177	11.05%	0
2011*	10.000000	9.037847	-9.62%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	10.585628	11.133880	5.18%	29,994
2011*	10.000000	10.585628	5.86%	25,283
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2012	11.047712	12.416100	12.39%	0
2011	10.938249	11.047712	1.00%	0
2010	9.783000	10.938249	11.81%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2012	12.507859	14.036512	12.22%	0
2011	12.640868	12.507859	-1.05%	0
2010	11.377968	12.640868	11.10%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	9.973646	10.742348	7.71%	0
2011	10.566598	9.973646	-5.61%	0
2010*	10.000000	10.566598	5.67%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2012	10.082635	9.668519	-4.11%	0
2011	11.784078	10.082635	-14.44%	0
2010*	10.000000	11.784078	17.84%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2012*	10.000000	10.437716	4.38%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2012	9.050781	9.949459	9.93%	0
2011*	10.000000	9.050781	-9.49%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2012	10.781987	12.361509	14.65%	0
2011	10.930168	10.781987	-1.36%	0
2010	9.711407	10.930168	12.55%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2012	9.995081	11.200065	12.06%	0
2011	10.206067	9.995081	-2.07%	0
2010	8.412377	10.206067	21.32%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2012*	10.000000	10.526765	5.27%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	9.998157	11.294240	12.96%	0
2011	10.366852	9.998157	-3.56%	0
2010*	10.000000	10.366852	3.67%	0
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
2012	9.707003	10.709081	10.32%	0
2011	10.353559	9.707003	-6.24%	0
2010*	10.000000	10.353559	3.54%	0
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
2012	9.803326	10.342092	5.50%	0
2011	10.140070	9.803326	-3.32%	0
2010*	10.000000	10.140070	1.40%	0
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
2012	9.607355	10.353373	7.77%	0
2011	10.091113	9.607355	-4.79%	0
2010*	10.000000	10.091113	0.91%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2012	8.694970	9.683629	11.37%	0
2011	9.575691	8.694970	-9.20%	0
2010	8.490831	9.575691	12.78%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2012	9.098761	9.873183	8.51%	0
2011	9.314574	9.098761	-2.32%	0
2010	8.568100	9.314574	8.71%	0
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2012	8.452122	9.306334	10.11%	0
2011	9.007947	8.452122	-6.17%	0
2010	8.084694	9.007947	11.42%	0
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
2012	8.485242	8.486515	0.02%	0
2011	9.748742	8.485242	-12.96%	0
2010*	10.000000	9.748742	-2.51%	5,451
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
2012	8.651878	8.798984	1.70%	0
2011	9.529526	8.651878	-9.21%	0
2010*	10.000000	9.529526	-4.70%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2012	7.728114	6.721144	-13.03%	0
2011	8.634444	7.728114	-10.50%	0
2010	9.138260	8.634444	-5.51%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2012	8.490987	8.501537	0.12%	0
2011	8.384750	8.490987	1.27%	0
2010	8.061812	8.384750	4.01%	0
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
2012	11.132793	11.387180	2.29%	0
2011	12.163554	11.132793	-8.47%	0
2010	11.166356	12.163554	8.93%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	9.441919	11.021339	16.73%	0
2011	10.387714	9.441919	-9.10%	0
2010*	10.000000	10.387714	3.88%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2012	9.421565	10.082866	7.02%	0
2011*	10.000000	9.421565	-5.78%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.279738	10.517580	13.34%	0
2011*	10.000000	9.279738	-7.20%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.530113	14.077758	12.35%	0
2011	12.322579	12.530113	1.68%	0
2010	11.117315	12.322579	10.84%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	9.802320	11.151791	13.77%	0
2011	10.688893	9.802320	-8.29%	0
2010*	10.000000	10.688893	6.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	10.068599	10.952514	8.78%	0
2011	10.419019	10.068599	-3.36%	0
2010*	10.000000	10.419019	4.19%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.965878	11.092806	11.31%	0
2011	10.537328	9.965878	-5.42%	0
2010*	10.000000	10.537328	5.37%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.167450	10.705280	5.29%	0
2011	10.235316	10.167450	-0.66%	0
2010*	10.000000	10.235316	2.35%	12,132

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	10.018081	11.026025	10.06%	0
2011	10.471573	10.018081	-4.33%	0
2010*	10.000000	10.471573	4.72%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	9.900441	11.111426	12.23%	0
2011	10.602550	9.900441	-6.62%	0
2010*	10.000000	10.602550	6.03%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.117270	10.904669	7.78%	0
2011	10.356558	10.117270	-2.31%	0
2010*	10.000000	10.356558	3.57%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	10.210052	10.712051	4.92%	0
2011*	10.000000	10.210052	2.10%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	8.526038	9.790203	14.83%	0
2011	11.215772	8.526038	-23.98%	0
2010*	10.000000	11.215772	12.16%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
2012	13.325404	13.448428	0.92%	0
2011	12.682780	13.325404	5.07%	0
2010	12.356294	12.682780	2.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
2012	11.377544	12.918102	13.54%	0
2011	12.091281	11.377544	-5.90%	0
2010	10.774531	12.091281	12.22%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
2012	10.225861	10.965152	7.23%	0
2011	10.349148	10.225861	-1.19%	0
2010*	10.000000	10.349148	3.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
2012	10.135800	11.148761	9.99%	0
2011	10.450331	10.135800	-3.01%	0
2010*	10.000000	10.450331	4.50%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
2012	11.517142	11.862472	3.00%	0
2011	11.421699	11.517142	0.84%	0
2010	11.007785	11.421699	3.76%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
2012	11.687409	12.688538	8.57%	0
2011	11.936153	11.687409	-2.08%	0
2010	10.992477	11.936153	8.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
2012	11.620369	12.945348	11.40%	0
2011	12.123008	11.620369	-4.15%	0
2010	10.960767	12.123008	10.60%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
2012	11.782413	12.459325	5.75%	0
2011	11.773498	11.782413	0.08%	0
2010	11.081779	11.773498	6.24%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2012	9.583885	9.386889	-2.06%	8,498
2011	9.783904	9.583885	-2.04%	9,096
2010	9.988657	9.783904	-2.05%	9,703
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	9.823486	11.114969	13.15%	0
2011	11.096640	9.823486	-11.47%	0
2010*	10.000000	11.096640	10.97%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.656266	9.915228	14.54%	0
2011	10.570808	8.656266	-18.11%	0
2010*	10.000000	10.570808	5.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	10.161534	11.559173	13.75%	0
2011	10.720302	10.161534	-5.21%	0
2010*	10.000000	10.720302	7.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	9.400435	10.827005	15.18%	0
2011	10.219439	9.400435	-8.01%	0
2010*	10.000000	10.219439	2.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	10.460063	11.745495	12.29%	0
2011	11.176012	10.460063	-6.41%	0
2010*	10.000000	11.176012	11.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	10.268050	11.700981	13.96%	0
2011	10.731640	10.268050	-4.32%	0
2010*	10.000000	10.731640	7.32%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
2012	9.399350	10.437753	11.05%	0
2011	9.658628	9.399350	-2.68%	0
2010	7.862718	9.658628	22.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
2012	12.536319	14.805814	18.10%	0
2011	13.494918	12.536319	-7.10%	0
2010	10.885310	13.494918	23.97%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
2012	13.787495	15.594516	13.11%	0
2011	14.901874	13.787495	-7.48%	0
2010	12.136873	14.901874	22.78%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
2012	10.436569	11.686621	11.98%	0
2011	10.571445	10.436569	-1.28%	0
2010	9.511206	10.571445	11.15%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.905703	10.043987	1.40%	0
2011*	10.000000	9.905703	-0.94%	0
Northern Lights Variable Trust - Mariner Hyman Beck Portfolio: Class 2 Shares - Q/NQ
2012*	10.000000	9.589168	-4.11%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2012*	10.000000	10.173048	1.73%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012	9.487406	10.668426	12.45%	0
2011*	10.000000	9.487406	-5.13%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2012	11.042551	11.369853	2.96%	0
2011	12.192985	11.042551	-9.44%	0
2010*	10.000000	12.192985	21.93%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2012	10.972678	12.656587	15.35%	0
2011	10.546687	10.972678	4.04%	0
2010*	10.000000	10.546687	5.47%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	11.507722	11.860943	3.07%	0
2011	10.835931	11.507722	6.20%	0
2010*	10.000000	10.835931	8.36%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2012	11.401830	11.933879	4.67%	0
2011	10.832178	11.401830	5.26%	0
2010*	10.000000	10.832178	8.32%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2012	10.656693	11.919262	11.85%	0
2011	10.538331	10.656693	1.12%	0
2010*	10.000000	10.538331	5.38%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	9.773742	10.123315	3.58%	30,947
2011*	10.000000	9.773742	-2.26%	27,474
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.953562	10.675195	7.25%	0
2011*	10.000000	9.953562	-0.46%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2012	8.340058	9.121091	9.36%	0
2011	11.146730	8.340058	-25.18%	0
2010*	10.000000	11.146730	11.47%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2012	10.333196	11.709326	13.32%	0
2011	10.767542	10.333196	-4.03%	0
2010*	10.000000	10.767542	7.68%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2012	10.903224	12.187657	11.78%	0
2011	10.833504	10.903224	0.64%	0
2010*	10.000000	10.833504	8.34%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2012	7.911625	8.948379	13.10%	0
2011	11.063904	7.911625	-28.49%	0
2010*	10.000000	11.063904	10.64%	0
ProFunds - ProFund VP Banks - Q/NQ
2012	7.423218	9.699507	30.66%	0
2011*	10.000000	7.423218	-25.77%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2012	7.680402	8.160956	6.26%	0
2011*	10.000000	7.680402	-23.20%	0
ProFunds - ProFund VP Bear - Q/NQ
2012	7.969954	6.510595	-18.31%	0
2011	8.929765	7.969954	-10.75%	0
2010*	10.000000	8.929765	-10.70%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Biotechnology - Q/NQ
2012	9.305968	12.825254	37.82%	0
2011*	10.000000	9.305968	-6.94%	0
ProFunds - ProFund VP Bull - Q/NQ
2012	10.107731	11.275078	11.55%	0
2011	10.318759	10.107731	-2.05%	0
2010*	10.000000	10.318759	3.19%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2012	9.836593	10.680768	8.58%	0
2011*	10.000000	9.836593	-1.63%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2012	9.588095	11.466597	19.59%	0
2011*	10.000000	9.588095	-4.12%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2012	8.618435	8.995936	4.38%	0
2011	10.957692	8.618435	-21.35%	0
2010*	10.000000	10.957692	9.58%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2012	9.410461	10.746817	14.20%	0
2011	10.544011	9.410461	-10.75%	0
2010*	10.000000	10.544011	5.44%	0
ProFunds - ProFund VP Financials - Q/NQ
2012	8.233035	10.058205	22.17%	0
2011*	10.000000	8.233035	-17.67%	0
ProFunds - ProFund VP Health Care - Q/NQ
2012	9.553488	10.985916	14.99%	0
2011*	10.000000	9.553488	-4.47%	0
ProFunds - ProFund VP Industrials - Q/NQ
2012	8.687959	9.853977	13.42%	0
2011*	10.000000	8.687959	-13.12%	0
ProFunds - ProFund VP International - Q/NQ
2012	9.068105	10.297008	13.55%	0
2011	10.807367	9.068105	-16.09%	0
2010*	10.000000	10.807367	8.07%	0
ProFunds - ProFund VP Internet - Q/NQ
2012	8.415384	9.871577	17.30%	0
2011*	10.000000	8.415384	-15.85%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Japan - Q/NQ
2012	7.085591	8.532730	20.42%	0
2011	8.880013	7.085591	-20.21%	0
2010*	10.000000	8.880013	-11.20%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2012	10.654915	12.129996	13.84%	0
2011	10.721400	10.654915	-0.62%	0
2010*	10.000000	10.721400	7.21%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2012	11.032126	11.118506	0.78%	0
2011	11.015125	11.032126	0.15%	0
2010*	10.000000	11.015125	10.15%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2012	10.342535	11.330929	9.56%	0
2011*	10.000000	10.342535	3.43%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2012	8.241506	6.897872	-16.30%	0
2011*	10.000000	8.241506	-17.58%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2012	9.228723	10.591413	14.77%	0
2011*	10.000000	9.228723	-7.71%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2012	5.363311	4.888733	-8.85%	0
2011	8.760901	5.363311	-38.78%	0
2010*	10.000000	8.760901	-12.39%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2012	8.766949	8.228753	-6.14%	0
2011*	10.000000	8.766949	-12.33%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2012	8.988517	7.655349	-14.83%	0
2011	8.292117	8.988517	8.40%	0
2010*	10.000000	8.292117	-17.08%	0
ProFunds - ProFund VP Short International - Q/NQ
2012	8.471441	6.624881	-21.80%	0
2011	8.495104	8.471441	-0.28%	0
2010*	10.000000	8.495104	-15.05%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2012	7.568327	6.019421	-20.47%	0
2011	8.630520	7.568327	-12.31%	0
2010*	10.000000	8.630520	-13.69%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Technology - Q/NQ
2012	9.229321	9.971491	8.04%	0
2011*	10.000000	9.229321	-7.71%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2012	9.470475	10.808120	14.12%	0
2011*	10.000000	9.470475	-5.30%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2012	14.734892	14.572471	-1.10%	0
2011	10.481704	14.734892	40.58%	0
2010*	10.000000	10.481704	4.82%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2012	10.961384	14.360149	31.01%	0
2011	11.325604	10.961384	-3.22%	0
2010*	10.000000	11.325604	13.26%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2012	5.598619	3.551970	-36.56%	0
2011	7.344336	5.598619	-23.77%	0
2010*	10.000000	7.344336	-26.56%	0
ProFunds - ProFund VP Utilities - Q/NQ
2012	10.761788	10.555562	-1.92%	7,441
2011*	10.000000	10.761788	7.62%	6,233
Rydex Variable Trust - Banking Fund - Q/NQ
2012	4.936615	6.006147	21.67%	0
2011	6.480483	4.936615	-23.82%	0
2010	5.852910	6.480483	10.72%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2012	19.165088	20.784266	8.45%	0
2011	23.420622	19.165088	-18.17%	0
2010	18.875530	23.420622	24.08%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2012	10.398495	13.849700	33.19%	0
2011	9.599023	10.398495	8.33%	0
2010	8.852464	9.599023	8.43%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2012	4.807287	4.642200	-3.43%	0
2011	5.256969	4.807287	-8.55%	0
2010	4.968018	5.256969	5.82%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2012	17.684643	18.888341	6.81%	0
2011	15.869726	17.684643	11.44%	0
2010	13.814236	15.869726	14.88%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2012	8.966259	10.287758	14.74%	0
2011	8.390919	8.966259	6.86%	0
2010	6.875862	8.390919	22.03%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2012	6.409178	6.343422	-1.03%	0
2011	7.834934	6.409178	-18.20%	0
2010	7.301181	7.834934	7.31%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2012	20.374481	20.435251	0.30%	0
2011	22.092131	20.374481	-7.77%	0
2010	18.944590	22.092131	16.61%	484
Rydex Variable Trust - Energy Services Fund - Q/NQ
2012	23.293111	22.906488	-1.66%	0
2011	26.216155	23.293111	-11.15%	0
2010	21.233586	26.216155	23.47%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2012	7.709804	9.187035	19.16%	0
2011	9.274938	7.709804	-16.87%	0
2010	10.612531	9.274938	-12.60%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2012	6.456613	7.758489	20.16%	0
2011	7.747853	6.456613	-16.67%	0
2010	6.916422	7.747853	12.02%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2012	17.607952	17.764322	0.89%	0
2011	12.704941	17.607952	38.59%	0
2010	11.780673	12.704941	7.85%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2012	11.175457	12.824665	14.76%	0
2011	10.897979	11.175457	2.55%	0
2010	10.420609	10.897979	4.58%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2012	14.242080	16.645358	16.87%	0
2011	16.507914	14.242080	-13.73%	0
2010	13.954401	16.507914	18.30%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2012	2.473628	1.878701	-24.05%	0
2011	3.462839	2.473628	-28.57%	0
2010	5.071689	3.462839	-31.72%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2012	3.664404	3.366751	-8.12%	0
2011	5.377997	3.664404	-31.86%	0
2010	6.297188	5.377997	-14.60%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2012	3.917981	3.132854	-20.04%	0
2011	4.316360	3.917981	-9.23%	0
2010	5.898544	4.316360	-26.82%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2012	2.306557	1.837899	-20.32%	0
2011	2.618577	2.306557	-11.92%	0
2010	3.395611	2.618577	-22.88%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2012	3.679145	2.949293	-19.84%	0
2011	4.065489	3.679145	-9.50%	0
2010	5.735029	4.065489	-29.11%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2012	4.329656	3.520565	-18.69%	0
2011	4.859535	4.329656	-10.90%	0
2010	5.974549	4.859535	-18.66%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2012	6.795676	7.994177	17.64%	0
2011	9.764235	6.795676	-30.40%	0
2010	8.613697	9.764235	13.36%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2012	14.368762	17.074139	18.83%	0
2011	14.317870	14.368762	0.36%	0
2010	11.214286	14.317870	27.68%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2012	16.085882	19.588560	21.77%	0
2011	17.771277	16.085882	-9.48%	0
2010	13.189728	17.771277	34.74%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2012	9.125279	11.987896	31.37%	0
2011	9.379279	9.125279	-2.71%	0
2010	6.994342	9.379279	34.10%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2012	14.341606	16.402785	14.37%	0
2011	14.330281	14.341606	0.08%	0
2010	12.347525	14.330281	16.06%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2012	8.587440	10.282134	19.73%	0
2011	8.870371	8.587440	-3.19%	0
2010	7.548678	8.870371	17.51%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2012	22.720947	21.342081	-6.07%	0
2011	30.584193	22.720947	-25.71%	0
2010	22.613282	30.584193	35.25%	681
Rydex Variable Trust - Real Estate Fund - Q/NQ
2012	14.987370	17.372351	15.91%	0
2011	14.961537	14.987370	0.17%	0
2010	12.232634	14.961537	22.31%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2012	14.431689	16.505873	14.37%	0
2011	13.991722	14.431689	3.14%	0
2010	11.414763	13.991722	22.58%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2012	12.582994	15.048542	19.59%	0
2011	14.628512	12.582994	-13.98%	0
2010	10.833982	14.628512	35.02%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2012	6.716570	8.511946	26.73%	0
2011	7.138777	6.716570	-5.91%	0
2010	5.808672	7.138777	22.90%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2012	10.970958	12.175783	10.98%	0
2011	11.323340	10.970958	-3.11%	0
2010	9.245722	11.323340	22.47%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2012	10.074748	12.061218	19.72%	3,940
2011	10.621786	10.074748	-5.15%	3,362
2010	9.012792	10.621786	17.85%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2012	15.224472	17.305551	13.67%	0
2011	15.645397	15.224472	-2.69%	0
2010	12.047498	15.645397	29.86%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2012	11.578859	13.267529	14.58%	0
2011	12.731164	11.578859	-9.05%	0
2010	10.819412	12.731164	17.67%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2012	12.900233	13.975540	8.34%	0
2011	12.722433	12.900233	1.40%	0
2010	10.357627	12.722433	22.83%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2012	10.291844	12.134779	17.91%	0
2011	11.602596	10.291844	-11.30%	0
2010	9.468636	11.602596	22.54%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2012	5.863773	5.382494	-8.21%	0
2011	6.252565	5.863773	-6.22%	0
2010	6.684644	6.252565	-6.46%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2012	11.196403	12.280544	9.68%	0
2011	12.588415	11.196403	-11.06%	0
2010	11.471256	12.588415	9.74%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2012	6.887485	7.073790	2.70%	0
2011	8.214467	6.887485	-16.15%	0
2010	7.323544	8.214467	12.17%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2012	13.171524	15.169427	15.17%	0
2011	15.128956	13.171524	-12.94%	0
2010	12.442533	15.128956	21.59%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2012	11.257706	11.149573	-0.96%	0
2011	9.882964	11.257706	13.91%	0
2010	9.440039	9.882964	4.69%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2012	10.043993	9.914477	-1.29%	0
2011	10.645956	10.043993	-5.65%	0
2010	11.514519	10.645956	-7.54%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	10.263852	11.850047	15.45%	0
2011*	10.000000	10.263852	2.64%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2012	8.252730	10.503700	27.28%	0
2011*	10.000000	8.252730	-17.47%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2012	8.842987	9.847602	11.36%	0
2011*	10.000000	8.842987	-11.57%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	7.655066	7.751617	1.26%	7,557
2011*	10.000000	7.655066	-23.45%	4,447
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2012	9.559913	9.488136	-0.75%	0
2011*	10.000000	9.559913	-4.40%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2012	9.034785	10.027648	10.99%	0
2011*	10.000000	9.034785	-9.65%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	10.582061	11.124442	5.13%	11,729
2011*	10.000000	10.582061	5.82%	11,677
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2012	12.649339	14.208834	12.33%	1,293
2011	12.530397	12.649339	0.95%	0
2010	11.212718	12.530397	11.75%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2012	13.712252	15.380226	12.16%	3,588
2011	13.865140	13.712252	-1.10%	2,531
2010	12.486298	13.865140	11.04%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	9.965191	10.727749	7.65%	34,322
2011	10.563021	9.965191	-5.66%	6,653
2010*	10.000000	10.563021	5.63%	22,073
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2012	10.074095	9.655390	-4.16%	7,803
2011	11.780096	10.074095	-14.48%	0
2010*	10.000000	11.780096	17.80%	185
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2012*	10.000000	10.434176	4.34%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2012	9.047712	9.941006	9.87%	1,620
2011*	10.000000	9.047712	-9.52%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2012	12.462978	14.281440	14.59%	7,254
2011	12.640710	12.462978	-1.41%	0
2010	11.236955	12.640710	12.49%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2012	12.264290	13.735813	12.00%	6,905
2011	12.529549	12.264290	-2.12%	0
2010	10.332776	12.529549	21.26%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2012*	10.000000	10.523183	5.23%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	9.989688	11.278903	12.91%	0
2011	10.363344	9.989688	-3.61%	0
2010*	10.000000	10.363344	3.63%	0
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
2012	9.698776	10.694535	10.27%	0
2011	10.350057	9.698776	-6.29%	1,221
2010*	10.000000	10.350057	3.50%	0
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
2012	9.795017	10.328042	5.44%	5,504
2011	10.136637	9.795017	-3.37%	858
2010*	10.000000	10.136637	1.37%	858
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
2012	9.599230	10.339341	7.71%	0
2011	10.087702	9.599230	-4.84%	0
2010*	10.000000	10.087702	0.88%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2012	8.672473	9.653626	11.31%	5,651
2011	9.555788	8.672473	-9.24%	9,712
2010	8.477501	9.555788	12.72%	7,429
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2012	9.075233	9.842606	8.46%	20,855
2011	9.295221	9.075233	-2.37%	11,535
2010	8.554663	9.295221	8.66%	2,613
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2012	8.432004	9.279438	10.05%	4,805
2011	8.991085	8.432004	-6.22%	6,407
2010	8.073671	8.991085	11.36%	4,554
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
2012	8.478051	8.474990	-0.04%	2,845
2011	9.745442	8.478051	-13.00%	3,049
2010*	10.000000	9.745442	-2.55%	3,049
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
2012	8.644539	8.787025	1.65%	1,323
2011	9.526294	8.644539	-9.26%	1,323
2010*	10.000000	9.526294	-4.74%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2012	7.716107	6.707266	-13.07%	11,488
2011	8.625408	7.716107	-10.54%	6,155
2010	9.133355	8.625408	-5.56%	4,533

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2012	8.464651	8.470824	0.07%	7,779
2011	8.363013	8.464651	1.22%	2,188
2010	8.045010	8.363013	3.95%	331
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
2012	13.563816	13.866659	2.23%	3,591
2011	14.827218	13.563816	-8.52%	2,216
2010	13.618585	14.827218	8.87%	2,324
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	9.433913	11.006366	16.67%	14,198
2011	10.384209	9.433913	-9.15%	6,846
2010*	10.000000	10.384209	3.84%	30,573
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2012	9.418365	10.074281	6.96%	2,816
2011*	10.000000	9.418365	-5.82%	2,530
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.276596	10.508640	13.28%	10,145
2011*	10.000000	9.276596	-7.23%	4,764
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.490260	14.025790	12.29%	0
2011	12.289632	12.490260	1.63%	46,161
2010	11.093248	12.289632	10.78%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	9.794007	11.136635	13.71%	0
2011	10.685278	9.794007	-8.34%	0
2010*	10.000000	10.685278	6.85%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	10.060057	10.937623	8.72%	0
2011	10.415489	10.060057	-3.41%	0
2010*	10.000000	10.415489	4.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.957427	11.077736	11.25%	0
2011	10.533766	9.957427	-5.47%	0
2010*	10.000000	10.533766	5.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.158823	10.690735	5.24%	0
2011	10.231851	10.158823	-0.71%	0
2010*	10.000000	10.231851	2.32%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	10.009585	11.011039	10.00%	2,319
2011	10.468028	10.009585	-4.38%	0
2010*	10.000000	10.468028	4.68%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	9.892041	11.096315	12.17%	263
2011	10.598959	9.892041	-6.67%	263
2010*	10.000000	10.598959	5.99%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.108700	10.889848	7.73%	0
2011	10.353055	10.108700	-2.36%	0
2010*	10.000000	10.353055	3.53%	5,957
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	10.206597	10.702964	4.86%	0
2011*	10.000000	10.206597	2.07%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	8.518809	9.776902	14.77%	7,807
2011	11.211980	8.518809	-24.02%	290
2010*	10.000000	11.211980	12.12%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
2012	12.083713	12.189035	0.87%	16,170
2011	11.506821	12.083713	5.01%	0
2010	11.216325	11.506821	2.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
2012	11.333124	12.861085	13.48%	0
2011	12.050212	11.333124	-5.95%	0
2010	10.743422	12.050212	12.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
2012	10.217193	10.950241	7.17%	0
2011	10.345643	10.217193	-1.24%	0
2010*	10.000000	10.345643	3.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
2012	10.127224	11.133630	9.94%	0
2011	10.446796	10.127224	-3.06%	0
2010*	10.000000	10.446796	4.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
2012	11.472168	11.810100	2.95%	5,588
2011	11.382885	11.472168	0.78%	6,183
2010	10.975985	11.382885	3.71%	6,183

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
2012	11.641782	12.632538	8.51%	0
2011	11.895602	11.641782	-2.13%	0
2010	10.960722	11.895602	8.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
2012	11.575012	12.888215	11.35%	0
2011	12.081841	11.575012	-4.19%	0
2010	10.929135	12.081841	10.55%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
2012	11.736442	12.404358	5.69%	10,352
2011	11.733546	11.736442	0.02%	0
2010	11.049803	11.733546	6.19%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2012	9.573850	9.372253	-2.11%	486,354
2011	9.778633	9.573850	-2.09%	623,690
2010	9.988377	9.778633	-2.10%	409,210
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	9.815163	11.099868	13.09%	584
2011	11.092892	9.815163	-11.52%	584
2010*	10.000000	11.092892	10.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.648922	9.901751	14.49%	0
2011	10.567239	8.648922	-18.15%	0
2010*	10.000000	10.567239	5.67%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	10.152923	11.543466	13.70%	6,269
2011	10.716676	10.152923	-5.26%	0
2010*	10.000000	10.716676	7.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	9.392457	10.812267	15.12%	0
2011	10.215973	9.392457	-8.06%	149
2010*	10.000000	10.215973	2.16%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	10.451200	11.729530	12.23%	6,263
2011	11.172236	10.451200	-6.45%	169
2010*	10.000000	11.172236	11.72%	116
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	10.259315	11.685050	13.90%	884
2011	10.727998	10.259315	-4.37%	884
2010*	10.000000	10.727998	7.28%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
2012	12.105639	13.436143	10.99%	378
2011	12.445903	12.105639	-2.73%	378
2010	10.136891	12.445903	22.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
2012	15.863804	18.726102	18.04%	0
2011	17.085547	15.863804	-7.15%	0
2010	13.788618	17.085547	23.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
2012	16.332078	18.463153	13.05%	6,333
2011	17.661125	16.332078	-7.53%	972
2010	14.391487	17.661125	22.72%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
2012	11.973885	13.401208	11.92%	0
2011	12.134819	11.973885	-1.33%	0
2010	10.923353	12.134819	11.09%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.902348	10.035443	1.34%	45,564
2011*	10.000000	9.902348	-0.98%	142
Northern Lights Variable Trust - Mariner Hyman Beck Portfolio: Class 2 Shares - Q/NQ
2012*	10.000000	9.586455	-4.14%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2012*	10.000000	10.170166	1.70%	21,647
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012	9.484192	10.659357	12.39%	7,274
2011*	10.000000	9.484192	-5.16%	2,960
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2012	11.033209	11.354420	2.91%	1,060
2011	12.188868	11.033209	-9.48%	149
2010*	10.000000	12.188868	21.89%	176
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2012	10.963384	12.639393	15.29%	41,078
2011	10.543118	10.963384	3.99%	28,030
2010*	10.000000	10.543118	5.43%	7,613
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	11.497925	11.844774	3.02%	1,313
2011	10.832216	11.497925	6.15%	17,860
2010*	10.000000	10.832216	8.32%	320

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2012	11.392162	11.917650	4.61%	1,091
2011	10.828513	11.392162	5.21%	6,491
2010*	10.000000	10.828513	8.29%	3,082
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2012	10.647665	11.903075	11.79%	20,988
2011	10.534759	10.647665	1.07%	5,918
2010*	10.000000	10.534759	5.35%	7,864
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	9.770394	10.114663	3.52%	14,401
2011*	10.000000	9.770394	-2.30%	1,139
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.950190	10.666107	7.20%	32,686
2011*	10.000000	9.950190	-0.50%	2,324
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2012	8.332979	9.108670	9.31%	1,218
2011	11.142957	8.332979	-25.22%	1,218
2010*	10.000000	11.142957	11.43%	4,837
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2012	10.324388	11.693347	13.26%	555
2011	10.763851	10.324388	-4.08%	3,359
2010*	10.000000	10.763851	7.64%	830
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2012	10.893982	12.171093	11.72%	53,256
2011	10.829841	10.893982	0.59%	1,174
2010*	10.000000	10.829841	8.30%	6,142
ProFunds - ProFund VP Asia 30 - Q/NQ
2012	7.904919	8.936218	13.05%	13,585
2011	11.060166	7.904919	-28.53%	0
2010*	10.000000	11.060166	10.60%	659
ProFunds - ProFund VP Banks - Q/NQ
2012	7.420694	9.691252	30.60%	25,690
2011*	10.000000	7.420694	-25.79%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2012	7.677794	8.154008	6.20%	3,929
2011*	10.000000	7.677794	-23.22%	512
ProFunds - ProFund VP Bear - Q/NQ
2012	7.963192	6.501737	-18.35%	0
2011	8.926736	7.963192	-10.79%	2,200
2010*	10.000000	8.926736	-10.73%	16,860

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Biotechnology - Q/NQ
2012	9.302807	12.814346	37.75%	9,004
2011*	10.000000	9.302807	-6.97%	728
ProFunds - ProFund VP Bull - Q/NQ
2012	10.099167	11.259763	11.49%	4,664
2011	10.315269	10.099167	-2.09%	14,707
2010*	10.000000	10.315269	3.15%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2012	9.833253	10.671677	8.53%	0
2011*	10.000000	9.833253	-1.67%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2012	9.584849	11.456843	19.53%	4,357
2011*	10.000000	9.584849	-4.15%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2012	8.611120	8.983703	4.33%	6,934
2011	10.953982	8.611120	-21.39%	452
2010*	10.000000	10.953982	9.54%	320
ProFunds - ProFund VP Europe 30 - Q/NQ
2012	9.402498	10.732228	14.14%	710
2011	10.540456	9.402498	-10.80%	0
2010*	10.000000	10.540456	5.40%	0
ProFunds - ProFund VP Financials - Q/NQ
2012	8.230246	10.049670	22.11%	3,825
2011*	10.000000	8.230246	-17.70%	508
ProFunds - ProFund VP Health Care - Q/NQ
2012	9.550247	10.976563	14.93%	0
2011*	10.000000	9.550247	-4.50%	0
ProFunds - ProFund VP Industrials - Q/NQ
2012	8.685023	9.845608	13.36%	3,514
2011*	10.000000	8.685023	-13.15%	0
ProFunds - ProFund VP International - Q/NQ
2012	9.060423	10.283022	13.49%	4,455
2011	10.803722	9.060423	-16.14%	49
2010*	10.000000	10.803722	8.04%	0
ProFunds - ProFund VP Internet - Q/NQ
2012	8.412530	9.863187	17.24%	0
2011*	10.000000	8.412530	-15.87%	773

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Japan - Q/NQ
2012	7.079577	8.521127	20.36%	59,585
2011	8.877005	7.079577	-20.25%	63
2010*	10.000000	8.877005	-11.23%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2012	10.645876	12.113506	13.79%	6,368
2011	10.717769	10.645876	-0.67%	3,220
2010*	10.000000	10.717769	7.18%	689
ProFunds - ProFund VP Oil & Gas - Q/NQ
2012	11.022781	11.103389	0.73%	2,580
2011	11.011402	11.022781	0.10%	3,191
2010*	10.000000	11.011402	10.11%	1,523
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2012	10.339035	11.321316	9.50%	2,020
2011*	10.000000	10.339035	3.39%	1,167
ProFunds - ProFund VP Precious Metals - Q/NQ
2012	8.238716	6.892012	-16.35%	294
2011*	10.000000	8.238716	-17.61%	804
ProFunds - ProFund VP Real Estate - Q/NQ
2012	9.225594	10.582415	14.71%	4,408
2011*	10.000000	9.225594	-7.74%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2012	5.358757	4.882075	-8.90%	6,796
2011	8.757931	5.358757	-38.81%	1,880
2010*	10.000000	8.757931	-12.42%	3,310
ProFunds - ProFund VP Semiconductor - Q/NQ
2012	8.763975	8.221744	-6.19%	0
2011*	10.000000	8.763975	-12.36%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2012	8.980906	7.644952	-14.88%	0
2011	8.289304	8.980906	8.34%	3,377
2010*	10.000000	8.289304	-17.11%	14,788
ProFunds - ProFund VP Short International - Q/NQ
2012	8.464267	6.615873	-21.84%	1,033
2011	8.492227	8.464267	-0.33%	13,944
2010*	10.000000	8.492227	-15.08%	1,143
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2012	7.561912	6.011240	-20.51%	0
2011	8.627604	7.561912	-12.35%	3,944
2010*	10.000000	8.627604	-13.72%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Technology - Q/NQ
2012	9.226192	9.963009	7.99%	3,330
2011*	10.000000	9.226192	-7.74%	705
ProFunds - ProFund VP Telecommunications - Q/NQ
2012	9.467253	10.798922	14.07%	4,134
2011*	10.000000	9.467253	-5.33%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2012	14.722409	14.552672	-1.15%	0
2011	10.478161	14.722409	40.51%	3,009
2010*	10.000000	10.478161	4.78%	7,200
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2012	10.952083	14.340632	30.94%	1,949
2011	11.321764	10.952083	-3.27%	0
2010*	10.000000	11.321764	13.22%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2012	5.593871	3.547144	-36.59%	18,047
2011	7.341845	5.593871	-23.81%	4,942
2010*	10.000000	7.341845	-26.58%	0
ProFunds - ProFund VP Utilities - Q/NQ
2012	10.758148	10.546589	-1.97%	5,858
2011*	10.000000	10.758148	7.58%	1,087
Rydex Variable Trust - Banking Fund - Q/NQ
2012	4.643486	5.646630	21.60%	15,529
2011	6.098790	4.643486	-23.86%	2,172
2010	5.510992	6.098790	10.67%	1,930
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2012	20.534524	22.258005	8.39%	5,291
2011	25.106924	20.534524	-18.21%	2,123
2010	20.244909	25.106924	24.02%	9,673
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2012	14.393707	19.161094	33.12%	8,207
2011	13.293839	14.393707	8.27%	12,549
2010	12.266164	13.293839	8.38%	9,015
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2012	4.791977	4.625046	-3.48%	7,689
2011	5.242893	4.791977	-8.60%	8,114
2010	4.957245	5.242893	5.76%	12,302

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2012	17.736179	18.933690	6.75%	4,437
2011	15.924082	17.736179	11.38%	4,640
2010	13.868622	15.924082	14.82%	8,307
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2012	8.931245	10.242335	14.68%	5,536
2011	8.362414	8.931245	6.80%	33,688
2010	6.855999	8.362414	21.97%	22,446
Rydex Variable Trust - Electronics Fund - Q/NQ
2012	7.663853	7.581335	-1.08%	2,848
2011	9.373506	7.663853	-18.24%	3,021
2010	8.739400	9.373506	7.26%	2,889
Rydex Variable Trust - Energy Fund - Q/NQ
2012	22.196120	22.250932	0.25%	4,751
2011	24.079603	22.196120	-7.82%	4,034
2010	20.659438	24.079603	16.55%	5,400
Rydex Variable Trust - Energy Services Fund - Q/NQ
2012	19.595050	19.259945	-1.71%	3,402
2011	22.065274	19.595050	-11.20%	1,234
2010	17.880734	22.065274	23.40%	4,979
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2012	9.182762	10.936616	19.10%	2,601
2011	11.052556	9.182762	-16.92%	0
2010	12.652973	11.052556	-12.65%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2012	6.934451	8.328412	20.10%	3,962
2011	8.325498	6.934451	-16.71%	3,851
2010	7.435871	8.325498	11.96%	6,725
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2012	15.483728	15.613252	0.84%	9,353
2011	11.177911	15.483728	38.52%	41,134
2010	10.370025	11.177911	7.79%	12,462
Rydex Variable Trust - Health Care Fund - Q/NQ
2012	13.284538	15.237192	14.70%	1,340
2011	12.961289	13.284538	2.49%	167
2010	12.399870	12.961289	4.53%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2012	15.163583	17.713301	16.81%	0
2011	17.584984	15.163583	-13.77%	0
2010	14.872453	17.584984	18.24%	98

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2012	2.463962	1.870398	-24.09%	179,774
2011	3.451061	2.463962	-28.60%	218,155
2010	5.057033	3.451061	-31.76%	391,584
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2012	3.881187	3.564103	-8.17%	15,242
2011	5.699061	3.881187	-31.90%	16,267
2010	6.676549	5.699061	-14.64%	27,975
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2012	3.902700	3.119033	-20.08%	365
2011	4.301712	3.902700	-9.28%	2,390
2010	5.881535	4.301712	-26.86%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2012	3.114808	2.480656	-20.36%	2,332
2011	3.537961	3.114808	-11.96%	12,936
2010	4.590151	3.537961	-22.92%	62,018
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2012	3.664774	2.936271	-19.88%	2,771
2011	4.051675	3.664774	-9.55%	55,753
2010	5.718471	4.051675	-29.15%	2,450
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2012	4.410258	3.584265	-18.73%	3,097
2011	4.952522	4.410258	-10.95%	12,238
2010	6.091990	4.952522	-18.70%	2,750
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2012	10.233380	12.032008	17.58%	0
2011	14.711145	10.233380	-30.44%	0
2010	12.984311	14.711145	13.30%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2012	13.978502	16.601896	18.77%	1,229
2011	13.936102	13.978502	0.30%	0
2010	10.920830	13.936102	27.61%	3,308
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2012	16.455185	20.028034	21.71%	1,653
2011	18.188550	16.455185	-9.53%	1,040
2010	13.506299	18.188550	34.67%	1,230
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2012	15.254468	20.029587	31.30%	1,397
2011	15.687041	15.254468	-2.76%	0
2010	11.704134	15.687041	34.03%	7,324

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2012	15.283444	17.471047	14.31%	1,366
2011	15.279149	15.283444	0.03%	1,620
2010	13.171823	15.279149	16.00%	4,518
Rydex Variable Trust - Nova Fund - Q/NQ
2012	11.132319	13.322412	19.67%	4,986
2011	11.504946	11.132319	-3.24%	1,202
2010	9.795667	11.504946	17.45%	1,352
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2012	18.584024	17.447284	-6.12%	12,532
2011	25.028334	18.584024	-25.75%	15,168
2010	18.514840	25.028334	35.18%	18,026
Rydex Variable Trust - Real Estate Fund - Q/NQ
2012	13.731754	15.908787	15.85%	7,258
2011	13.715075	13.731754	0.12%	2,344
2010	11.219230	13.715075	22.25%	3,757
Rydex Variable Trust - Retailing Fund - Q/NQ
2012	14.874495	17.003618	14.31%	0
2011	14.428378	14.874495	3.09%	4,182
2010	11.777005	14.428378	22.51%	3,184
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2012	14.370099	17.177019	19.53%	15,889
2011	16.714653	14.370099	-14.03%	1,179
2010	12.385309	16.714653	34.96%	3,724
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2012	9.748046	12.347424	26.67%	6,495
2011	10.366111	9.748046	-5.96%	1,516
2010	8.438994	10.366111	22.84%	8,133
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2012	10.928147	12.122060	10.93%	4,741
2011	11.284901	10.928147	-3.16%	4,788
2010	9.219041	11.284901	22.41%	6,575
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2012	10.035363	12.007922	19.66%	13,113
2011	10.585667	10.035363	-5.20%	5,751
2010	8.986724	10.585667	17.79%	36,336
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2012	15.165021	17.229150	13.61%	7,235
2011	15.592257	15.165021	-2.74%	6,211
2010	12.012701	15.592257	29.80%	6,297

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2012	11.533652	13.208976	14.53%	2,061
2011	12.687927	11.533652	-9.10%	1,126
2010	10.788174	12.687927	17.61%	1,371
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2012	12.849915	13.913894	8.28%	1,137
2011	12.679269	12.849915	1.35%	2,051
2010	10.327753	12.679269	22.77%	6,775
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2012	10.251656	12.081211	17.85%	3,368
2011	11.563195	10.251656	-11.34%	4,534
2010	9.441286	11.563195	22.47%	4,594
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2012	5.845098	5.362599	-8.25%	9,040
2011	6.235827	5.845098	-6.27%	6,207
2010	6.670154	6.235827	-6.51%	20,856
Rydex Variable Trust - Technology Fund - Q/NQ
2012	11.926425	13.074559	9.63%	2,812
2011	13.416029	11.926425	-11.10%	3,470
2010	12.231661	13.416029	9.68%	3,849
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2012	10.510396	10.789165	2.65%	2,854
2011	12.541777	10.510396	-16.20%	2,854
2010	11.187217	12.541777	12.11%	3,258
Rydex Variable Trust - Transportation Fund - Q/NQ
2012	12.547793	14.443689	15.11%	510
2011	14.419884	12.547793	-12.98%	510
2010	11.865413	14.419884	21.53%	4,047
Rydex Variable Trust - Utilities Fund - Q/NQ
2012	16.337404	16.172207	-1.01%	9,528
2011	14.349655	16.337404	13.85%	10,824
2010	13.713544	14.349655	4.64%	4,331
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2012	10.012027	9.877882	-1.34%	0
2011	10.617483	10.012027	-5.70%	702
2010	11.489601	10.617483	-7.59%	3,914
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	10.260367	11.839964	15.40%	4,715
2011*	10.000000	10.260367	2.60%	5,742

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2012	8.249930	10.494767	27.21%	3,926
2011*	10.000000	8.249930	-17.50%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2012	8.839981	9.839217	11.30%	1,855
2011*	10.000000	8.839981	-11.60%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	7.652476	7.745036	1.21%	6,314
2011*	10.000000	7.652476	-23.48%	6,503
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2012	9.556679	9.480059	-0.80%	0
2011*	10.000000	9.556679	-4.43%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2012	9.031720	10.019121	10.93%	94
2011*	10.000000	9.031720	-9.68%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	10.578473	11.114972	5.07%	6,506
2011*	10.000000	10.578473	5.78%	5,265
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2012	12.593715	14.139105	12.27%	0
2011	12.481652	12.593715	0.90%	0
2010	11.174798	12.481652	11.69%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2012	13.651970	15.304780	12.11%	0
2011	13.811222	13.651970	-1.15%	0
2010	12.444087	13.811222	10.99%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	9.956736	10.713163	7.60%	0
2011	10.559439	9.956736	-5.71%	0
2010*	10.000000	10.559439	5.59%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2012	10.065554	9.642264	-4.21%	0
2011	11.776114	10.065554	-14.53%	0
2010*	10.000000	11.776114	17.76%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2012*	10.000000	10.430611	4.31%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2012	9.044657	9.932553	9.82%	0
2011*	10.000000	9.044657	-9.55%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2012	12.408203	14.211393	14.53%	0
2011	12.591566	12.408203	-1.46%	0
2010	11.198978	12.591566	12.43%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2012	12.210356	13.668409	11.94%	0
2011	12.480820	12.210356	-2.17%	0
2010	10.297845	12.480820	21.20%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2012*	10.000000	10.519600	5.20%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	9.981220	11.263567	12.85%	84
2011	10.359835	9.981220	-3.65%	0
2010*	10.000000	10.359835	3.60%	0
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
2012	9.690554	10.679994	10.21%	0
2011	10.346550	9.690554	-6.34%	0
2010*	10.000000	10.346550	3.47%	0
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
2012	9.786710	10.314002	5.39%	5,994
2011	10.133204	9.786710	-3.42%	5,994
2010*	10.000000	10.133204	1.33%	0
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
2012	9.591078	10.325262	7.65%	0
2011	10.084287	9.591078	-4.89%	0
2010*	10.000000	10.084287	0.84%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2012	8.650024	9.623719	11.26%	42,942
2011	9.535908	8.650024	-9.29%	69,982
2010	8.464186	9.535908	12.66%	66,785
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2012	9.051733	9.812101	8.40%	13,444
2011	9.275883	9.051733	-2.42%	13,827
2010	8.541230	9.275883	8.60%	640
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2012	8.411940	9.252619	9.99%	18,169
2011	8.974260	8.411940	-6.27%	26,878
2010	8.062670	8.974260	11.31%	22,862
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
2012	8.470865	8.463468	-0.09%	7,357
2011	9.742148	8.470865	-13.05%	7,357
2010*	10.000000	9.742148	-2.58%	0
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
2012	8.637196	8.775060	1.60%	10,543
2011	9.523071	8.637196	-9.30%	2,182
2010*	10.000000	9.523071	-4.77%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2012	7.704097	6.693394	-13.12%	110
2011	8.616371	7.704097	-10.59%	110
2010	9.128453	8.616371	-5.61%	126

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2012	8.438365	8.440199	0.02%	6,902
2011	8.341288	8.438365	1.16%	12,898
2010	8.028221	8.341288	3.90%	13,093
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
2012	13.504194	13.798641	2.18%	217
2011	14.769569	13.504194	-8.57%	217
2010	13.572559	14.769569	8.82%	248
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	9.425907	10.991392	16.61%	6,657
2011	10.380687	9.425907	-9.20%	11,981
2010*	10.000000	10.380687	3.81%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2012	9.415182	10.065719	6.91%	0
2011*	10.000000	9.415182	-5.85%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.273451	10.499692	13.22%	0
2011*	10.000000	9.273451	-7.27%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.450514	13.974016	12.24%	722
2011	12.256777	12.450514	1.58%	0
2010	11.069242	12.256777	10.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	9.785694	11.121492	13.65%	0
2011	10.681651	9.785694	-8.39%	0
2010*	10.000000	10.681651	6.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	10.051545	10.922770	8.67%	4,260
2011	10.411966	10.051545	-3.46%	4,260
2010*	10.000000	10.411966	4.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.948983	11.062680	11.19%	0
2011	10.530198	9.948983	-5.52%	0
2010*	10.000000	10.530198	5.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.150215	10.676197	5.18%	3,856
2011	10.228387	10.150215	-0.76%	2,510
2010*	10.000000	10.228387	2.28%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	10.001102	10.996067	9.95%	0
2011	10.464480	10.001102	-4.43%	2,393
2010*	10.000000	10.464480	4.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	9.883646	11.081227	12.12%	0
2011	10.595371	9.883646	-6.72%	0
2010*	10.000000	10.595371	5.95%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.100124	10.875035	7.67%	0
2011	10.349542	10.100124	-2.41%	0
2010*	10.000000	10.349542	3.50%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	10.203136	10.693842	4.81%	7,341
2011*	10.000000	10.203136	2.03%	70
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	8.511577	9.763598	14.71%	0
2011	11.208189	8.511577	-24.06%	246
2010*	10.000000	11.208189	12.08%	246
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
2012	12.030560	12.129211	0.82%	1,660
2011	11.462051	12.030560	4.96%	1,822
2010	11.178408	11.462051	2.54%	460
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
2012	11.288871	12.804311	13.42%	0
2011	12.009280	11.288871	-6.00%	0
2010	10.712391	12.009280	12.11%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
2012	10.208528	10.935362	7.12%	0
2011	10.342142	10.208528	-1.29%	0
2010*	10.000000	10.342142	3.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
2012	10.118639	11.118495	9.88%	0
2011	10.443264	10.118639	-3.11%	0
2010*	10.000000	10.443264	4.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
2012	11.427403	11.757995	2.89%	0
2011	11.344244	11.427403	0.73%	0
2010	10.944303	11.344244	3.65%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
2012	11.596333	12.576782	8.45%	0
2011	11.855210	11.596333	-2.18%	0
2010	10.929087	11.855210	8.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
2012	11.529801	12.831299	11.29%	0
2011	12.040786	11.529801	-4.24%	0
2010	10.897554	12.040786	10.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
2012	11.690630	12.349611	5.64%	0
2011	11.693697	11.690630	-0.03%	0
2010	11.017902	11.693697	6.13%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2012	9.563820	9.357644	-2.16%	177,150
2011	9.773369	9.563820	-2.14%	185,797
2010	9.988098	9.773369	-2.15%	243,328
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	9.806834	11.084781	13.03%	0
2011	11.089137	9.806834	-11.56%	0
2010*	10.000000	11.089137	10.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.641585	9.888274	14.43%	0
2011	10.563669	8.641585	-18.20%	0
2010*	10.000000	10.563669	5.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	10.144326	11.527787	13.64%	0
2011	10.713053	10.144326	-5.31%	0
2010*	10.000000	10.713053	7.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	9.384499	10.797579	15.06%	7,587
2011	10.212520	9.384499	-8.11%	0
2010*	10.000000	10.212520	2.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	10.442340	11.713588	12.17%	0
2011	11.168449	10.442340	-6.50%	0
2010*	10.000000	11.168449	11.68%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	10.250634	11.669184	13.84%	0
2011	10.724377	10.250634	-4.42%	0
2010*	10.000000	10.724377	7.24%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
2012	12.052431	13.370239	10.93%	0
2011	12.397525	12.052431	-2.78%	0
2010	10.102638	12.397525	22.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
2012	15.794037	18.634201	17.98%	0
2011	17.019094	15.794037	-7.20%	0
2010	13.741999	17.019094	23.85%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
2012	16.260277	18.372567	12.99%	0
2011	17.592449	16.260277	-7.57%	0
2010	14.342835	17.592449	22.66%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
2012	11.921228	13.335446	11.86%	0
2011	12.087612	11.921228	-1.38%	0
2010	10.886422	12.087612	11.03%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.898992	10.026914	1.29%	0
2011*	10.000000	9.898992	-1.01%	0
Northern Lights Variable Trust - Mariner Hyman Beck Portfolio: Class 2 Shares - Q/NQ
2012*	10.000000	9.583731	-4.16%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2012*	10.000000	10.167285	1.67%	16,379
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012	9.480972	10.650280	12.33%	4,834
2011*	10.000000	9.480972	-5.19%	7,384
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2012	11.023850	11.338977	2.86%	0
2011	12.184744	11.023850	-9.53%	599
2010*	10.000000	12.184744	21.85%	1,644
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2012	10.954099	12.622227	15.23%	1,750
2011	10.539550	10.954099	3.93%	3,850
2010*	10.000000	10.539550	5.40%	571
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	11.488132	11.828630	2.96%	0
2011	10.828505	11.488132	6.09%	212
2010*	10.000000	10.828505	8.29%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2012	11.382509	11.901462	4.56%	110
2011	10.824848	11.382509	5.15%	123
2010*	10.000000	10.824848	8.25%	125
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2012	10.638633	11.886878	11.73%	36,928
2011	10.531194	10.638633	1.02%	65,662
2010*	10.000000	10.531194	5.31%	43,432
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	9.767039	10.106014	3.47%	21,926
2011*	10.000000	9.767039	-2.33%	12,242
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.946827	10.657042	7.14%	52,678
2011*	10.000000	9.946827	-0.53%	5,664
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2012	8.325920	9.096305	9.25%	0
2011	11.139195	8.325920	-25.26%	0
2010*	10.000000	11.139195	11.39%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2012	10.315619	11.677434	13.20%	0
2011	10.760167	10.315619	-4.13%	0
2010*	10.000000	10.760167	7.60%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2012	10.884759	12.154559	11.67%	9,013
2011	10.826181	10.884759	0.54%	483
2010*	10.000000	10.826181	8.26%	4,446
ProFunds - ProFund VP Asia 30 - Q/NQ
2012	7.898202	8.924061	12.99%	2,209
2011	11.056417	7.898202	-28.56%	0
2010*	10.000000	11.056417	10.56%	0
ProFunds - ProFund VP Banks - Q/NQ
2012	7.418173	9.682997	30.53%	304
2011*	10.000000	7.418173	-25.82%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2012	7.675184	8.147057	6.15%	5,768
2011*	10.000000	7.675184	-23.25%	0
ProFunds - ProFund VP Bear - Q/NQ
2012	7.956434	6.492895	-18.39%	3,894
2011	8.923713	7.956434	-10.84%	0
2010*	10.000000	8.923713	-10.76%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Biotechnology - Q/NQ
2012	9.299663	12.803457	37.68%	7,872
2011*	10.000000	9.299663	-7.00%	0
ProFunds - ProFund VP Bull - Q/NQ
2012	10.090604	11.244460	11.43%	24,582
2011	10.311776	10.090604	-2.14%	34,614
2010*	10.000000	10.311776	3.12%	13,743
ProFunds - ProFund VP Consumer Goods - Q/NQ
2012	9.829922	10.662586	8.47%	3,497
2011*	10.000000	9.829922	-1.70%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2012	9.581600	11.447110	19.47%	4,692
2011*	10.000000	9.581600	-4.18%	76
ProFunds - ProFund VP Emerging Markets - Q/NQ
2012	8.603821	8.971490	4.27%	594
2011	10.950278	8.603821	-21.43%	0
2010*	10.000000	10.950278	9.50%	518
ProFunds - ProFund VP Europe 30 - Q/NQ
2012	9.394501	10.717613	14.08%	1,028
2011	10.536878	9.394501	-10.84%	0
2010*	10.000000	10.536878	5.37%	0
ProFunds - ProFund VP Financials - Q/NQ
2012	8.227453	10.041111	22.04%	1,054
2011*	10.000000	8.227453	-17.73%	0
ProFunds - ProFund VP Health Care - Q/NQ
2012	9.547007	10.967229	14.88%	7,027
2011*	10.000000	9.547007	-4.53%	0
ProFunds - ProFund VP Industrials - Q/NQ
2012	8.682065	9.837214	13.31%	1,200
2011*	10.000000	8.682065	-13.18%	78
ProFunds - ProFund VP International - Q/NQ
2012	9.052737	10.269043	13.44%	2,440
2011	10.800062	9.052737	-16.18%	0
2010*	10.000000	10.800062	8.00%	435
ProFunds - ProFund VP Internet - Q/NQ
2012	8.409679	9.854795	17.18%	382
2011*	10.000000	8.409679	-15.90%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Japan - Q/NQ
2012	7.073573	8.509539	20.30%	73
2011	8.874004	7.073573	-20.29%	0
2010*	10.000000	8.874004	-11.26%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2012	10.636868	12.097068	13.73%	5,616
2011	10.714144	10.636868	-0.72%	3,625
2010*	10.000000	10.714144	7.14%	4,951
ProFunds - ProFund VP Oil & Gas - Q/NQ
2012	11.013424	11.088290	0.68%	12,439
2011	11.007668	11.013424	0.05%	2,281
2010*	10.000000	11.007668	10.08%	1,778
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2012	10.335533	11.311683	9.44%	10,461
2011*	10.000000	10.335533	3.36%	77
ProFunds - ProFund VP Precious Metals - Q/NQ
2012	8.235923	6.886148	-16.39%	8,724
2011*	10.000000	8.235923	-17.64%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2012	9.222477	10.573418	14.65%	9,585
2011*	10.000000	9.222477	-7.78%	1,258
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2012	5.354197	4.875431	-8.94%	10,955
2011	8.754949	5.354197	-38.84%	0
2010*	10.000000	8.754949	-12.45%	1,098
ProFunds - ProFund VP Semiconductor - Q/NQ
2012	8.761000	8.214731	-6.24%	0
2011*	10.000000	8.761000	-12.39%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2012	8.973279	7.634548	-14.92%	0
2011	8.286489	8.973279	8.29%	1,309
2010*	10.000000	8.286489	-17.14%	0
ProFunds - ProFund VP Short International - Q/NQ
2012	8.457090	6.606886	-21.88%	4,722
2011	8.489346	8.457090	-0.38%	3,375
2010*	10.000000	8.489346	-15.11%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2012	7.555497	6.003062	-20.55%	327
2011	8.624673	7.555497	-12.40%	42
2010*	10.000000	8.624673	-13.75%	42

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Technology - Q/NQ
2012	9.223072	9.954545	7.93%	3,526
2011*	10.000000	9.223072	-7.77%	79
ProFunds - ProFund VP Telecommunications - Q/NQ
2012	9.464046	10.789737	14.01%	2,196
2011*	10.000000	9.464046	-5.36%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2012	14.709950	14.532909	-1.20%	6,114
2011	10.474614	14.709950	40.43%	1,690
2010*	10.000000	10.474614	4.75%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2012	10.942795	14.321134	30.87%	18,989
2011	11.317938	10.942795	-3.31%	38,205
2010*	10.000000	11.317938	13.18%	226
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2012	5.589120	3.542311	-36.62%	95,316
2011	7.339352	5.589120	-23.85%	83,490
2010*	10.000000	7.339352	-26.61%	5,392
ProFunds - ProFund VP Utilities - Q/NQ
2012	10.754510	10.537619	-2.02%	8,197
2011*	10.000000	10.754510	7.55%	1,370
Rydex Variable Trust - Banking Fund - Q/NQ
2012	4.623040	5.618879	21.54%	4,510
2011	6.075042	4.623040	-23.90%	0
2010	5.492345	6.075042	10.61%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2012	20.444256	22.148814	8.34%	1,093
2011	25.009322	20.444256	-18.25%	380
2010	20.176491	25.009322	23.95%	2,579
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2012	14.330412	19.067067	33.05%	4,155
2011	13.242118	14.330412	8.22%	675
2010	12.224680	13.242118	8.32%	2,588
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2012	4.776720	4.607960	-3.53%	2,278
2011	5.228869	4.776720	-8.65%	2,347
2010	4.946498	5.228869	5.71%	3,189

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2012	17.658237	18.840835	6.70%	510
2011	15.862189	17.658237	11.32%	149
2010	13.821775	15.862189	14.76%	77
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2012	8.896358	10.197108	14.62%	7,897
2011	8.333993	8.896358	6.75%	10,649
2010	6.836177	8.333993	21.91%	20,345
Rydex Variable Trust - Electronics Fund - Q/NQ
2012	7.630153	7.544136	-1.13%	0
2011	9.337045	7.630153	-18.28%	0
2010	8.709850	9.337045	7.20%	45
Rydex Variable Trust - Energy Fund - Q/NQ
2012	22.098532	22.141756	0.20%	2,438
2011	23.985972	22.098532	-7.87%	1,325
2010	20.589609	23.985972	16.50%	814
Rydex Variable Trust - Energy Services Fund - Q/NQ
2012	19.508879	19.165425	-1.76%	3,882
2011	21.979459	19.508879	-11.24%	1,061
2010	17.820275	21.979459	23.34%	370
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2012	9.142375	10.882938	19.04%	662
2011	11.009570	9.142375	-16.96%	0
2010	12.610190	11.009570	-12.69%	61
Rydex Variable Trust - Financial Services Fund - Q/NQ
2012	6.903920	8.287492	20.04%	2,857
2011	8.293079	6.903920	-16.75%	0
2010	7.410698	8.293079	11.91%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2012	15.415305	15.536289	0.78%	1,494
2011	11.134191	15.415305	38.45%	2,940
2010	10.334747	11.134191	7.74%	277
Rydex Variable Trust - Health Care Fund - Q/NQ
2012	13.226144	15.162448	14.64%	3,856
2011	12.910895	13.226144	2.44%	0
2010	12.357955	12.910895	4.47%	401
Rydex Variable Trust - Internet Fund - Q/NQ
2012	15.096926	17.626404	16.75%	0
2011	17.516608	15.096926	-13.81%	0
2010	14.822180	17.516608	18.18%	522

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2012	2.454342	1.862145	-24.13%	116,572
2011	3.439344	2.454342	-28.64%	26,859
2010	5.042433	3.439344	-31.79%	115,654
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2012	3.864110	3.546594	-8.22%	4,425
2011	5.676886	3.864110	-31.93%	5,714
2010	6.653973	5.676886	-14.68%	25,629
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2012	3.887474	3.105265	-20.12%	45,232
2011	4.287107	3.887474	-9.32%	0
2010	5.864559	4.287107	-26.90%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2012	3.101113	2.468482	-20.40%	63,199
2011	3.524196	3.101113	-12.01%	811
2010	4.574643	3.524196	-22.96%	32
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2012	3.650466	2.923305	-19.92%	32,531
2011	4.037909	3.650466	-9.60%	2,363
2010	5.701961	4.037909	-29.18%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2012	4.390847	3.566653	-18.77%	37,816
2011	4.933245	4.390847	-10.99%	565
2010	6.071373	4.933245	-18.75%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2012	10.188388	11.972974	17.52%	0
2011	14.653971	10.188388	-30.47%	0
2010	12.940442	14.653971	13.24%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2012	13.917032	16.520429	18.71%	561
2011	13.881893	13.917032	0.25%	0
2010	10.883907	13.881893	27.55%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2012	16.382836	19.929767	21.65%	3,482
2011	18.117830	16.382836	-9.58%	2,111
2010	13.460644	18.117830	34.60%	5,135
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2012	15.187414	19.931342	31.24%	4,112
2011	15.626062	15.187414	-2.81%	2,267
2010	11.664580	15.626062	33.96%	13,870

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2012	15.216218	17.385296	14.26%	1,410
2011	15.219699	15.216218	-0.02%	2,708
2010	13.127273	15.219699	15.94%	2,871
Rydex Variable Trust - Nova Fund - Q/NQ
2012	11.083354	13.257038	19.61%	2,757
2011	11.460196	11.083354	-3.29%	3,659
2010	9.762552	11.460196	17.39%	5,368
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2012	18.502253	17.361627	-6.16%	5,391
2011	24.930928	18.502253	-25.79%	5,448
2010	18.452195	24.930928	35.11%	4,738
Rydex Variable Trust - Real Estate Fund - Q/NQ
2012	13.671360	15.830711	15.79%	4,266
2011	13.661710	13.671360	0.07%	392
2010	11.181277	13.661710	22.18%	3,010
Rydex Variable Trust - Retailing Fund - Q/NQ
2012	14.809097	16.920197	14.26%	0
2011	14.372264	14.809097	3.04%	573
2010	11.737195	14.372264	22.45%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2012	14.306915	17.092757	19.47%	2,991
2011	16.649654	14.306915	-14.07%	2,779
2010	12.343421	16.649654	34.89%	3,598
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2012	9.705172	12.286836	26.60%	3,480
2011	10.325785	9.705172	-6.01%	1,537
2010	8.410454	10.325785	22.77%	5,420
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2012	10.885478	12.068557	10.87%	436
2011	11.246565	10.885478	-3.21%	2,476
2010	9.192405	11.246565	22.35%	1,942
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2012	9.996142	11.954865	19.59%	4,429
2011	10.549679	9.996142	-5.25%	389
2010	8.960746	10.549679	17.73%	337
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2012	15.105808	17.153097	13.55%	1,554
2011	15.539288	15.105808	-2.79%	950
2010	11.978004	15.539288	29.73%	2,253

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2012	11.488618	13.150664	14.47%	804
2011	12.644835	11.488618	-9.14%	0
2010	10.757011	12.644835	17.55%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2012	12.799711	13.852446	8.22%	0
2011	12.636164	12.799711	1.29%	0
2010	10.297890	12.636164	22.71%	2,000
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2012	10.211597	12.027849	17.79%	863
2011	11.523876	10.211597	-11.39%	1,124
2010	9.413990	11.523876	22.41%	1,794
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2012	5.826486	5.342778	-8.30%	550
2011	6.219140	5.826486	-6.31%	550
2010	6.655708	6.219140	-6.56%	3,631
Rydex Variable Trust - Technology Fund - Q/NQ
2012	11.873985	13.010399	9.57%	3,351
2011	13.363855	11.873985	-11.15%	580
2010	12.190309	13.363855	9.63%	406
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2012	10.464176	10.736221	2.60%	0
2011	12.493002	10.464176	-16.24%	0
2010	11.149407	12.493002	12.05%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2012	12.492629	14.372822	15.05%	890
2011	14.363816	12.492629	-13.03%	0
2010	11.825310	14.363816	21.47%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2012	16.265619	16.092900	-1.06%	1,571
2011	14.293897	16.265619	13.79%	1,696
2010	13.667224	14.293897	4.59%	730
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2012	9.980153	9.841380	-1.39%	0
2011	10.589074	9.980153	-5.75%	0
2010	11.464713	10.589074	-7.64%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	10.256894	11.829892	15.34%	0
2011*	10.000000	10.256894	2.57%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2012	8.247133	10.485834	27.15%	0
2011*	10.000000	8.247133	-17.53%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2012	8.836981	9.830837	11.25%	0
2011*	10.000000	8.836981	-11.63%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	7.649868	7.738424	1.16%	0
2011*	10.000000	7.649868	-23.50%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2012	9.553447	9.472008	-0.85%	7,555
2011*	10.000000	9.553447	-4.47%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2012	9.028659	10.010593	10.88%	0
2011*	10.000000	9.028659	-9.71%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	10.574887	11.105514	5.02%	825
2011*	10.000000	10.574887	5.75%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2012	12.538314	14.069704	12.21%	0
2011	12.433084	12.538314	0.85%	0
2010	11.137009	12.433084	11.64%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2012	13.591909	15.229638	12.05%	0
2011	13.757469	13.591909	-1.20%	0
2010	12.401998	13.757469	10.93%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	9.948299	10.698606	7.54%	0
2011	10.555869	9.948299	-5.76%	6,476
2010*	10.000000	10.555869	5.56%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2012	10.057012	9.629147	-4.25%	0
2011	11.772124	10.057012	-14.57%	0
2010*	10.000000	11.772124	17.72%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2012*	10.000000	10.427061	4.27%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2012	9.041587	9.924110	9.76%	0
2011*	10.000000	9.041587	-9.58%	5,411
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2012	12.353624	14.141651	14.47%	0
2011	12.542581	12.353624	-1.51%	0
2010	11.161103	12.542581	12.38%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2012	12.156639	13.601316	11.88%	1,034
2011	12.432257	12.156639	-2.22%	3,066
2010	10.263013	12.432257	21.14%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2012*	10.000000	10.516018	5.16%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	9.972753	11.248254	12.79%	0
2011	10.356329	9.972753	-3.70%	0
2010*	10.000000	10.356329	3.56%	0
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
2012	9.682327	10.665464	10.15%	1,938
2011	10.343048	9.682327	-6.39%	1,938
2010*	10.000000	10.343048	3.43%	0
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
2012	9.778404	10.299970	5.33%	0
2011	10.129768	9.778404	-3.47%	0
2010*	10.000000	10.129768	1.30%	0
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
2012	9.582933	10.311210	7.60%	0
2011	10.080859	9.582933	-4.94%	0
2010*	10.000000	10.080859	0.81%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2012	8.627628	9.593875	11.20%	1,469
2011	9.516080	8.627628	-9.34%	1,469
2010	8.450900	9.516080	12.60%	16,624
2009	6.198417	8.450900	36.34%	0
2008	11.137017	6.198417	-44.34%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2012	9.028296	9.781685	8.34%	29,535
2011	9.256581	9.028296	-2.47%	23,537
2010	8.527812	9.256581	8.55%	0
2009	7.113295	8.527812	19.89%	0
2008	10.401618	7.113295	-31.61%	0
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2012	8.391878	9.225820	9.94%	2,763
2011	8.957436	8.391878	-6.31%	9,650
2010	8.051673	8.957436	11.25%	5,363
2009	6.062665	8.051673	32.81%	0
2008	10.713625	6.062665	-43.41%	0
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
2012	8.463674	8.451948	-0.14%	0
2011	9.738842	8.463674	-13.09%	0
2010*	10.000000	9.738842	-2.61%	8,112
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
2012	8.629870	8.763127	1.54%	2,070
2011	9.519848	8.629870	-9.35%	2,070
2010*	10.000000	9.519848	-4.80%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2012	7.692088	6.679532	-13.16%	292
2011	8.607346	7.692088	-10.63%	292
2010	9.123543	8.607346	-5.66%	292
2009	9.718906	9.123543	-6.13%	0
2008*	10.000000	9.718906	-2.81%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2012	8.412181	8.409693	-0.03%	841
2011	8.319633	8.412181	1.11%	841
2010	8.011464	8.319633	22.12%	1,791
2009	8.469871	8.011464	-5.41%	0
2008	10.655284	8.469871	-20.51%	0
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
2012	13.444808	13.730921	2.13%	424
2011	14.712122	13.444808	-8.61%	424
2010	13.526675	14.712122	8.76%	424
2009	10.865330	13.526675	24.49%	0
2008	18.747015	10.865330	-42.04%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	9.417919	10.976446	16.55%	1,959
2011	10.377174	9.417919	-9.24%	8,084
2010*	10.000000	10.377174	3.77%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2012	9.411984	10.057143	6.85%	0
2011*	10.000000	9.411984	-5.88%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.270309	10.490765	13.17%	3,407
2011*	10.000000	9.270309	-7.30%	5,422
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.410871	13.922364	12.18%	0
2011	12.223972	12.410871	1.53%	0
2010	11.045240	12.223972	10.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	9.777389	11.106361	13.59%	0
2011	10.678034	9.777389	-8.43%	0
2010*	10.000000	10.678034	6.78%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	10.043000	10.907893	8.61%	0
2011	10.408430	10.043000	-3.51%	0
2010*	10.000000	10.408430	4.08%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.940540	11.047615	11.14%	1,908
2011	10.526633	9.940540	-5.57%	1,908
2010*	10.000000	10.526633	5.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.141601	10.661674	5.13%	16,035
2011	10.224921	10.141601	-0.81%	0
2010*	10.000000	10.224921	2.25%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.992609	10.981107	9.89%	0
2011	10.460934	9.992609	-4.48%	2,599
2010*	10.000000	10.460934	4.61%	2,599
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	9.875266	11.066167	12.06%	0
2011	10.591791	9.875266	-6.76%	0
2010*	10.000000	10.591791	5.92%	2,647
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.091566	10.860270	7.62%	16,077
2011	10.346041	10.091566	-2.46%	0
2010*	10.000000	10.346041	3.46%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	10.199681	10.684746	4.76%	0
2011*	10.000000	10.199681	2.00%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	8.504347	9.750300	14.65%	411
2011	11.204394	8.504347	-24.10%	411
2010*	10.000000	11.204394	12.04%	411
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
2012	11.977654	12.069674	0.77%	0
2011	11.417456	11.977654	4.91%	0
2010	11.140605	11.417456	2.49%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
2012	11.244727	12.747707	13.37%	0
2011	11.968428	11.244727	-6.05%	0
2010	10.681406	11.968428	12.05%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
2012	10.199886	10.920508	7.07%	0
2011	10.338644	10.199886	-1.34%	0
2010*	10.000000	10.338644	3.39%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
2012	10.110037	11.103357	9.83%	0
2011	10.439726	10.110037	-3.16%	0
2010*	10.000000	10.439726	4.40%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
2012	11.382769	11.706070	2.84%	0
2011	11.305692	11.382769	0.68%	0
2010	10.912684	11.305692	3.60%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
2012	11.551037	12.521242	8.40%	0
2011	11.814927	11.551037	-2.23%	3,278
2010	10.897508	11.814927	8.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
2012	11.484738	12.774605	11.23%	0
2011	11.999850	11.484738	-4.29%	0
2010	10.866055	11.999850	10.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
2012	11.644924	12.295030	5.58%	0
2011	11.653928	11.644924	-0.08%	0
2010	10.986039	11.653928	6.08%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2012	9.553789	9.343040	-2.21%	24,472
2011	9.768104	9.553789	-2.19%	41,191
2010	9.987818	9.768104	-2.20%	41,137
2009*	10.000000	9.987818	-0.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	9.798512	11.069702	12.97%	0
2011	11.085377	9.798512	-11.61%	0
2010*	10.000000	11.085377	10.85%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.634232	9.874809	14.37%	0
2011	10.560084	8.634232	-18.24%	0
2010*	10.000000	10.560084	5.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	10.135706	11.512088	13.58%	440
2011	10.709416	10.135706	-5.36%	440
2010*	10.000000	10.709416	7.09%	440
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	9.376527	10.782887	15.00%	0
2011	10.209053	9.376527	-8.15%	0
2010*	10.000000	10.209053	2.09%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	10.433478	11.697658	12.12%	0
2011	11.164670	10.433478	-6.55%	0
2010*	10.000000	11.164670	11.65%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	10.241933	11.653310	13.78%	0
2011	10.720743	10.241933	-4.47%	0
2010*	10.000000	10.720743	7.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
2012	11.999385	13.304574	10.88%	0
2011	12.349260	11.999385	-2.83%	0
2010	10.068450	12.349260	22.65%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
2012	15.724571	18.542749	17.92%	0
2011	16.952883	15.724571	-7.25%	0
2010	13.695524	16.952883	23.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
2012	16.188737	18.282373	12.93%	283
2011	17.523993	16.188737	-7.62%	283
2010	14.294321	17.523993	22.59%	283
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
2012	11.868780	13.269970	11.81%	0
2011	12.040579	11.868780	-1.43%	0
2010	10.849592	12.040579	10.98%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.895641	10.018373	1.24%	0
2011*	10.000000	9.895641	-1.04%	0
Northern Lights Variable Trust - Mariner Hyman Beck Portfolio: Class 2 Shares - Q/NQ
2012*	10.000000	9.581018	-4.19%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2012*	10.000000	10.164406	1.64%	26,361
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012	9.477763	10.641224	12.28%	2,226
2011*	10.000000	9.477763	-5.22%	3,352
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2012	11.014500	11.323562	2.81%	0
2011	12.180622	11.014500	-9.57%	877
2010*	10.000000	12.180622	21.81%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2012	10.944797	12.605055	15.17%	0
2011	10.535976	10.944797	3.88%	0
2010*	10.000000	10.535976	5.36%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	11.478343	11.812497	2.91%	0
2011	10.824790	11.478343	6.04%	0
2010*	10.000000	10.824790	8.25%	0
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2012	11.372853	11.885258	4.51%	589
2011	10.821182	11.372853	5.10%	0
2010*	10.000000	10.821182	8.21%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2012	10.629614	11.870719	11.68%	0
2011	10.527628	10.629614	0.97%	0
2010*	10.000000	10.527628	5.28%	13,078
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	9.763694	10.097376	3.42%	0
2011*	10.000000	9.763694	-2.36%	4,492
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.943457	10.647977	7.09%	2,780
2011*	10.000000	9.943457	-0.57%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2012	8.318848	9.083918	9.20%	0
2011	11.135427	8.318848	-25.29%	0
2010*	10.000000	11.135427	11.35%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2012	10.306808	11.661485	13.14%	0
2011	10.756475	10.306808	-4.18%	0
2010*	10.000000	10.756475	7.56%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2012	10.875517	12.138020	11.61%	2,042
2011	10.822508	10.875517	0.49%	0
2010*	10.000000	10.822508	8.23%	939
ProFunds - ProFund VP Asia 30 - Q/NQ
2012	7.891500	8.911917	12.93%	0
2011	11.052677	7.891500	-28.60%	0
2010*	10.000000	11.052677	10.53%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Banks - Q/NQ
2012	7.415651	9.674747	30.46%	0
2011*	10.000000	7.415651	-25.84%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2012	7.672583	8.140127	6.09%	0
2011*	10.000000	7.672583	-23.27%	0
ProFunds - ProFund VP Bear - Q/NQ
2012	7.949687	6.484054	-18.44%	0
2011	8.920684	7.949687	-10.88%	0
2010*	10.000000	8.920684	-10.79%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2012	9.296508	12.792562	37.61%	0
2011*	10.000000	9.296508	-7.03%	0
ProFunds - ProFund VP Bull - Q/NQ
2012	10.082035	11.229164	11.38%	7,859
2011	10.308280	10.082035	-2.19%	0
2010*	10.000000	10.308280	3.08%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2012	9.826591	10.653531	8.42%	53
2011*	10.000000	9.826591	-1.73%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2012	9.578350	11.437366	19.41%	0
2011*	10.000000	9.578350	-4.22%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2012	8.596523	8.959275	4.22%	263
2011	10.946576	8.596523	-21.47%	0
2010*	10.000000	10.946576	9.47%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2012	9.386526	10.703036	14.03%	0
2011	10.533308	9.386526	-10.89%	0
2010*	10.000000	10.533308	5.33%	0
ProFunds - ProFund VP Financials - Q/NQ
2012	8.224653	10.032551	21.98%	144
2011*	10.000000	8.224653	-17.75%	0
ProFunds - ProFund VP Health Care - Q/NQ
2012	9.543780	10.957906	14.82%	0
2011*	10.000000	9.543780	-4.56%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Industrials - Q/NQ
2012	8.679116	9.828835	13.25%	380
2011*	10.000000	8.679116	-13.21%	0
ProFunds - ProFund VP International - Q/NQ
2012	9.045032	10.255054	13.38%	0
2011	10.796396	9.045032	-16.22%	0
2010*	10.000000	10.796396	7.96%	0
ProFunds - ProFund VP Internet - Q/NQ
2012	8.406818	9.846387	17.12%	0
2011*	10.000000	8.406818	-15.93%	0
ProFunds - ProFund VP Japan - Q/NQ
2012	7.067559	8.497949	20.24%	0
2011	8.870998	7.067559	-20.33%	0
2010*	10.000000	8.870998	-11.29%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2012	10.627838	12.080611	13.67%	1,984
2011	10.710516	10.627838	-0.77%	0
2010*	10.000000	10.710516	7.11%	939
ProFunds - ProFund VP Oil & Gas - Q/NQ
2012	11.004084	11.073211	0.63%	178
2011	11.003939	11.004084	0.00%	0
2010*	10.000000	11.003939	10.04%	920
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2012	10.332039	11.302072	9.39%	433
2011*	10.000000	10.332039	3.32%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2012	8.233126	6.880281	-16.43%	85
2011*	10.000000	8.233126	-17.67%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2012	9.219340	10.564422	14.59%	0
2011*	10.000000	9.219340	-7.81%	572
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2012	5.349644	4.868780	-8.99%	3,832
2011	8.751968	5.349644	-38.87%	0
2010*	10.000000	8.751968	-12.48%	568
ProFunds - ProFund VP Semiconductor - Q/NQ
2012	8.758030	8.207750	-6.28%	0
2011*	10.000000	8.758030	-12.42%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2012	8.965683	7.624168	-14.96%	0
2011	8.283680	8.965683	8.23%	596
2010*	10.000000	8.283680	-17.16%	0
ProFunds - ProFund VP Short International - Q/NQ
2012	8.449924	6.597895	-21.92%	0
2011	8.486473	8.449924	-0.43%	1,537
2010*	10.000000	8.486473	-15.14%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2012	7.549081	5.994883	-20.59%	0
2011	8.621744	7.549081	-12.44%	0
2010*	10.000000	8.621744	-13.78%	0
ProFunds - ProFund VP Technology - Q/NQ
2012	9.219943	9.946067	7.88%	0
2011*	10.000000	9.219943	-7.80%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2012	9.460846	10.780562	13.95%	0
2011*	10.000000	9.460846	-5.39%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2012	14.697436	14.513115	-1.25%	0
2011	10.471060	14.697436	40.36%	0
2010*	10.000000	10.471060	4.71%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2012	10.933521	14.301681	30.81%	0
2011	11.314117	10.933521	-3.36%	0
2010*	10.000000	11.314117	13.14%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2012	5.584368	3.537479	-36.65%	0
2011	7.336863	5.584368	-23.89%	0
2010*	10.000000	7.336863	-26.63%	0
ProFunds - ProFund VP Utilities - Q/NQ
2012	10.750854	10.528642	-2.07%	1,667
2011*	10.000000	10.750854	7.51%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2012	4.602684	5.591282	21.48%	0
2011	6.051379	4.602684	-23.94%	0
2010	5.473750	6.051379	10.55%	0
2009	5.796111	5.473750	-5.56%	0
2008	10.073940	5.796111	-42.46%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2012	20.354307	22.040079	8.28%	480
2011	24.912002	20.354307	-18.30%	384
2010	20.108249	24.912002	23.89%	692
2009	13.225902	20.108249	52.04%	0
2008	24.768937	13.225902	-46.60%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2012	14.267407	18.973533	32.99%	0
2011	13.190628	14.267407	8.16%	0
2010	12.183372	13.190628	8.27%	612
2009	10.526828	12.183372	15.74%	0
2008	12.200690	10.526828	-13.72%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2012	4.761489	4.590914	-3.58%	88
2011	5.214845	4.761489	-8.69%	88
2010	4.935755	5.214845	5.65%	106
2009	4.523817	4.935755	9.11%	0
2008	9.074560	4.523817	-50.15%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2012	17.580560	18.748349	6.64%	861
2011	15.800454	17.580560	11.27%	609
2010	13.775010	15.800454	14.70%	993
2009	11.824267	13.775010	16.50%	0
2008	15.781889	11.824267	-25.08%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2012	8.861558	10.152022	14.56%	0
2011	8.305646	8.861558	6.69%	1,266
2010	6.816404	8.305646	21.85%	0
2009	5.092268	6.816404	33.86%	0
2008	13.601384	5.092268	-62.56%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2012	7.596555	7.507058	-1.18%	913
2011	9.300683	7.596555	-18.32%	913
2010	8.680371	9.300683	7.15%	923
2009	5.164797	8.680371	68.07%	0
2008	10.586135	5.164797	-51.21%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2012	22.001309	22.033047	0.14%	298
2011	23.892641	22.001309	-7.92%	470
2010	20.519972	23.892641	16.44%	388
2009	15.149243	20.519972	35.45%	0
2008	28.705328	15.149243	-47.22%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Services Fund - Q/NQ
2012	19.423040	19.071315	-1.81%	0
2011	21.893921	19.423040	-11.29%	316
2010	17.759985	21.893921	23.28%	4
2009	11.180628	17.759985	58.85%	0
2008	26.966205	11.180628	-58.54%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2012	9.102156	10.829518	18.98%	0
2011	10.966741	9.102156	-17.00%	0
2010	12.567558	10.966741	-12.74%	0
2009	9.473113	12.567558	32.67%	0
2008	21.459847	9.473113	-55.86%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2012	6.873535	8.246794	19.98%	997
2011	8.260797	6.873535	-16.79%	997
2010	7.385615	8.260797	11.85%	997
2009	6.309971	7.385615	17.05%	0
2008	12.419221	6.309971	-49.19%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2012	15.347158	15.459685	0.73%	193
2011	11.090617	15.347158	38.38%	193
2010	10.299565	11.090617	7.68%	193
2009	15.383514	10.299565	-33.05%	0
2008	10.861090	15.383514	41.64%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2012	13.167950	15.088009	14.58%	492
2011	12.860653	13.167950	2.39%	492
2010	12.316164	12.860653	4.42%	492
2009	10.102998	12.316164	21.91%	0
2008	13.748137	10.102998	-26.51%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2012	15.030524	17.539889	16.70%	651
2011	17.448468	15.030524	-13.86%	651
2010	14.772063	17.448468	18.12%	786
2009	9.106922	14.772063	62.21%	0
2008	16.893302	9.106922	-46.09%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2012	2.444731	1.853894	-24.17%	0
2011	3.427622	2.444731	-28.68%	0
2010	5.027839	3.427622	-31.83%	0
2009	9.288543	5.027839	-45.87%	0
2008	5.904850	9.288543	57.30%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2012	3.847101	3.529175	-8.26%	0
2011	5.654782	3.847101	-31.97%	0
2010	6.631460	5.654782	-14.73%	0
2009	5.678376	6.631460	16.78%	0
2008	8.319680	5.678376	-31.75%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2012	3.872262	3.091534	-20.16%	0
2011	4.272516	3.872262	-9.37%	0
2010	5.847597	4.272516	-26.94%	0
2009	9.238385	5.847597	-36.70%	0
2008	7.027228	9.238385	31.47%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2012	3.087472	2.456365	-20.44%	0
2011	3.510482	3.087472	-12.05%	0
2010	4.559172	3.510482	-23.00%	0
2009	7.779924	4.559172	-41.40%	0
2008	5.373926	7.779924	44.77%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2012	3.636213	2.910394	-19.96%	0
2011	4.024186	3.636213	-9.64%	0
2010	5.685488	4.024186	-29.22%	0
2009	8.658426	5.685488	-34.34%	0
2008	7.099867	8.658426	21.95%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2012	4.371517	3.549127	-18.81%	0
2011	4.914029	4.371517	-11.04%	0
2010	6.050831	4.914029	-18.79%	0
2009	8.539720	6.050831	-29.14%	0
2008	6.270619	8.539720	36.19%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2012	10.143572	11.914202	17.46%	0
2011	14.596976	10.143572	-30.51%	0
2010	12.896689	14.596976	13.18%	0
2009	10.662603	12.896689	20.95%	0
2008	16.266676	10.662603	-34.45%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2012	13.855818	16.439340	18.65%	840
2011	13.827888	13.855818	0.20%	840
2010	10.847096	13.827888	27.48%	840
2009	8.112008	10.847096	33.72%	0
2008	16.294544	8.112008	-50.22%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2012	16.310751	19.831912	21.59%	1,151
2011	18.047320	16.310751	-9.62%	474
2010	13.415100	18.047320	34.53%	1,580
2009	9.000941	13.415100	49.04%	0
2008	20.379303	9.000941	-55.83%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2012	15.120574	19.833478	31.17%	50
2011	15.565223	15.120574	-2.86%	50
2010	11.625085	15.565223	33.89%	50
2009	5.457349	11.625085	113.02%	0
2008	20.367195	5.457349	-73.21%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2012	15.149336	17.300017	14.20%	630
2011	15.160521	15.149336	-0.07%	630
2010	13.082894	15.160521	15.88%	938
2009	8.800645	13.082894	48.66%	0
2008	15.492608	8.800645	-43.19%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2012	11.034576	13.191930	19.55%	916
2011	11.415587	11.034576	-3.34%	916
2010	9.729518	11.415587	17.33%	2,526
2009	7.341634	9.729518	32.53%	0
2008	16.490598	7.341634	-55.48%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2012	18.420850	17.276381	-6.21%	437
2011	24.833926	18.420850	-25.82%	937
2010	18.389783	24.833926	35.04%	2,725
2009	12.599764	18.389783	45.95%	0
2008	20.971591	12.599764	-39.92%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2012	13.611192	15.752972	15.74%	725
2011	13.608518	13.611192	0.02%	725
2010	11.143434	13.608518	22.12%	1,791
2009	9.096115	11.143434	22.51%	0
2008	15.938537	9.096115	-42.93%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2012	14.743953	16.837136	14.20%	644
2011	14.316347	14.743953	2.99%	644
2010	11.697498	14.316347	22.39%	839
2009	8.292958	11.697498	41.05%	0
2008	12.646603	8.292958	-34.43%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2012	14.243967	17.008837	19.41%	1,042
2011	16.584870	14.243967	-14.11%	1,017
2010	12.301676	16.584870	34.82%	1,275
2009	9.435426	12.301676	30.38%	0
2008	19.839181	9.435426	-52.44%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2012	9.662430	12.226465	26.54%	0
2011	10.285566	9.662430	-6.06%	6,143
2010	8.381968	10.285566	22.71%	0
2009	5.855219	8.381968	43.15%	0
2008	18.702303	5.855219	-68.69%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2012	10.842918	12.015218	10.81%	199
2011	11.208314	10.842918	-3.26%	199
2010	9.165822	11.208314	22.28%	978
2009	6.365206	9.165822	44.00%	0
2008	10.816402	6.365206	-41.15%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2012	9.957089	11.902070	19.53%	49
2011	10.513837	9.957089	-5.30%	49
2010	8.934854	10.513837	17.67%	383
2009	6.040041	8.934854	47.93%	0
2008	12.029155	6.040041	-49.79%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2012	15.046769	17.077311	13.49%	124
2011	15.486458	15.046769	-2.84%	124
2010	11.943379	15.486458	29.67%	130
2009	7.787423	11.943379	53.37%	0
2008	12.470600	7.787423	-37.55%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2012	11.443703	13.092545	14.41%	0
2011	12.601829	11.443703	-9.19%	0
2010	10.725897	12.601829	17.49%	287
2009	7.064093	10.725897	51.84%	0
2008	12.814449	7.064093	-44.87%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2012	12.749709	13.791265	8.17%	0
2011	12.593223	12.749709	1.24%	0
2010	10.268142	12.593223	22.64%	304
2009	7.836916	10.268142	31.02%	0
2008	12.200767	7.836916	-35.77%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2012	10.171687	11.974700	17.73%	0
2011	11.484699	10.171687	-11.43%	513
2010	9.386773	11.484699	22.35%	0
2009	5.914905	9.386773	58.70%	0
2008	10.704715	5.914905	-44.74%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2012	5.807944	5.323054	-8.35%	0
2011	6.202497	5.807944	-6.36%	0
2010	6.641292	6.202497	-6.61%	1,598
2009	8.068629	6.641292	-17.69%	0
2008	7.815385	8.068629	3.24%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2012	11.821774	12.946572	9.51%	641
2011	13.311880	11.821774	-11.19%	641
2010	12.149100	13.311880	9.57%	641
2009	7.983325	12.149100	52.18%	0
2008	14.954301	7.983325	-46.62%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2012	10.418110	10.683484	2.55%	0
2011	12.444362	10.418110	-16.28%	0
2010	11.111671	12.444362	11.99%	0
2009	8.829132	11.111671	25.85%	0
2008	16.516203	8.829132	-46.54%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2012	12.437666	14.302280	14.99%	632
2011	14.307925	12.437666	-13.07%	632
2010	11.785320	14.307925	21.40%	632
2009	10.265791	11.785320	14.80%	0
2008	14.044611	10.265791	-26.91%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2012	16.194087	16.013924	-1.11%	87
2011	14.238287	16.194087	13.74%	87
2010	13.621028	14.238287	4.53%	87
2009	12.238843	13.621028	11.29%	0
2008	17.769870	12.238843	-31.13%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2012	9.948344	9.804995	-1.44%	0
2011	10.560720	9.948344	-5.80%	0
2010	11.439857	10.560720	-7.68%	0
2009	10.972437	11.439857	4.26%	0
2008	12.783731	10.972437	-14.17%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	10.253419	11.819841	15.28%	0
2011*	10.000000	10.253419	2.53%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2012	8.244329	10.476912	27.08%	0
2011*	10.000000	8.244329	-17.56%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2012	8.833985	9.822476	11.19%	0
2011*	10.000000	8.833985	-11.66%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	7.647274	7.731838	1.11%	0
2011*	10.000000	7.647274	-23.53%	2,489
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2012	9.550204	9.463939	-0.90%	0
2011*	10.000000	9.550204	-4.50%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2012	9.025597	10.002069	10.82%	0
2011*	10.000000	9.025597	-9.74%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	10.571302	11.096062	4.96%	6,954
2011*	10.000000	10.571302	5.71%	4,116
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2012	12.483152	14.000633	12.16%	0
2011	12.384696	12.483152	0.79%	0
2010	11.099326	12.384696	11.58%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2012	13.532123	15.154876	11.99%	0
2011	13.703946	13.532123	-1.25%	0
2010	12.360053	13.703946	10.87%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	9.939855	10.684048	7.49%	3,561
2011	10.552296	9.939855	-5.80%	659
2010*	10.000000	10.552296	5.52%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2012	10.048473	9.616042	-4.30%	0
2011	11.768137	10.048473	-14.61%	0
2010*	10.000000	11.768137	17.68%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2012*	10.000000	10.423515	4.24%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2012	9.038515	9.915645	9.70%	0
2011*	10.000000	9.038515	-9.61%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2012	12.299228	14.072169	14.42%	0
2011	12.493731	12.299228	-1.56%	0
2010	11.123317	12.493731	12.32%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2012	12.103137	13.534514	11.83%	0
2011	12.383857	12.103137	-2.27%	0
2010	10.228275	12.383857	21.07%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2012*	10.000000	10.512430	5.12%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	9.964287	11.232945	12.73%	0
2011	10.352825	9.964287	-3.75%	0
2010*	10.000000	10.352825	3.53%	0
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
2012	9.674107	10.650947	10.10%	0
2011	10.339544	9.674107	-6.44%	0
2010*	10.000000	10.339544	3.40%	0
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
2012	9.770108	10.285963	5.28%	935
2011	10.126342	9.770108	-3.52%	935
2010*	10.000000	10.126342	1.26%	935
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
2012	9.574802	10.297189	7.54%	0
2011	10.077452	9.574802	-4.99%	0
2010*	10.000000	10.077452	0.77%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2012	8.605280	9.564126	11.14%	0
2011	9.496271	8.605280	-9.38%	0
2010	8.437614	9.496271	12.55%	0
2009	6.191835	8.437614	36.27%	0
2008	11.130896	6.191835	-44.37%	3,997
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2012	9.004900	9.751327	8.29%	0
2011	9.237311	9.004900	-2.52%	0
2010	8.514409	9.237311	8.49%	0
2009	7.105744	8.514409	19.82%	0
2008	10.395893	7.105744	-31.65%	5,413
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2012	8.371879	9.199123	9.88%	0
2011	8.940645	8.371879	-6.36%	0
2010	8.040686	8.940645	11.19%	0
2009	6.057487	8.040686	32.74%	0
2008	10.709973	6.057487	-43.44%	5,152
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
2012	8.456491	8.440451	-0.19%	1,078
2011	9.735543	8.456491	-13.14%	1,078
2010*	10.000000	9.735543	-2.64%	1,078
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
2012	8.622544	8.751199	1.49%	0
2011	9.516611	8.622544	-9.39%	0
2010*	10.000000	9.516611	-4.83%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2012	7.680124	6.665720	-13.21%	0
2011	8.598334	7.680124	-10.68%	0
2010	9.118651	8.598334	-5.71%	0
2009	9.718649	9.118651	-6.17%	6,167
2008*	10.000000	9.718649	-2.81%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2012	8.386029	8.379261	-0.08%	0
2011	8.298004	8.386029	1.06%	0
2010	7.994722	8.298004	3.79%	0
2009	8.456500	7.994722	-5.46%	12,274
2008	10.643917	8.456500	-20.55%	9,999
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
2012	13.385624	13.663468	2.08%	0
2011	14.654838	13.385624	-8.66%	0
2010	13.480891	14.654838	8.71%	0
2009	10.834098	13.480891	24.43%	4,129
2008	18.702725	10.834098	-42.07%	3,832
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	9.409921	10.961515	16.49%	0
2011	10.373657	9.409921	-9.29%	0
2010*	10.000000	10.373657	3.74%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2012	9.408792	10.048595	6.80%	0
2011*	10.000000	9.408792	-5.91%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.267159	10.481823	13.11%	0
2011*	10.000000	9.267159	-7.33%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.371291	13.870859	12.12%	0
2011	12.191206	12.371291	1.48%	0
2010	11.021277	12.191206	10.62%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	9.769084	11.091236	13.53%	0
2011	10.674420	9.769084	-8.48%	0
2010*	10.000000	10.674420	6.74%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	10.034475	10.893054	8.56%	0
2011	10.404907	10.034475	-3.56%	0
2010*	10.000000	10.404907	4.05%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.932098	11.032583	11.08%	0
2011	10.523070	9.932098	-5.62%	0
2010*	10.000000	10.523070	5.23%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.132998	10.647167	5.07%	0
2011	10.221457	10.132998	-0.87%	0
2010*	10.000000	10.221457	2.21%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.984126	10.966163	9.84%	0
2011	10.457395	9.984126	-4.53%	0
2010*	10.000000	10.457395	4.57%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	9.866878	11.051090	12.00%	0
2011	10.588192	9.866878	-6.81%	0
2010*	10.000000	10.588192	5.88%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.082991	10.845474	7.56%	0
2011	10.342533	10.082991	-2.51%	0
2010*	10.000000	10.342533	3.43%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	10.196226	10.675648	4.70%	0
2011*	10.000000	10.196226	1.96%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	8.497131	9.737045	14.59%	0
2011	11.200607	8.497131	-24.14%	0
2010*	10.000000	11.200607	12.01%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
2012	11.924971	12.010429	0.72%	0
2011	11.373029	11.924971	4.85%	0
2010	11.102928	11.373029	2.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
2012	11.200772	12.691376	13.31%	0
2011	11.927733	11.200772	-6.09%	0
2010	10.650529	11.927733	11.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
2012	10.191218	10.905647	7.01%	0
2011	10.335141	10.191218	-1.39%	0
2010*	10.000000	10.335141	3.35%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
2012	10.101467	11.088259	9.77%	0
2011	10.436181	10.101467	-3.21%	0
2010*	10.000000	10.436181	4.36%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
2012	11.338255	11.654313	2.79%	0
2011	11.267232	11.338255	0.63%	0
2010	10.881129	11.267232	3.55%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
2012	11.505876	12.465897	8.34%	0
2011	11.774740	11.505876	-2.28%	0
2010	10.865994	11.774740	8.36%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
2012	11.439804	12.718107	11.17%	0
2011	11.959010	11.439804	-4.34%	0
2010	10.834613	11.959010	10.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
2012	11.599413	12.240700	5.53%	9,154
2011	11.614292	11.599413	-0.13%	1,690
2010	10.954279	11.614292	6.03%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2012	9.543771	9.328460	-2.26%	0
2011	9.762833	9.543771	-2.24%	0
2010	9.987538	9.762833	-2.25%	0
2009*	10.000000	9.987538	-0.12%	4,979
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	9.790203	11.054650	12.92%	0
2011	11.081634	9.790203	-11.65%	0
2010*	10.000000	11.081634	10.82%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.626899	9.861370	14.31%	0
2011	10.556506	8.626899	-18.28%	0
2010*	10.000000	10.556506	5.57%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	10.127103	11.496434	13.52%	0
2011	10.705793	10.127103	-5.41%	0
2010*	10.000000	10.705793	7.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	9.368559	10.768203	14.94%	0
2011	10.205592	9.368559	-8.20%	0
2010*	10.000000	10.205592	2.06%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	10.424613	11.681727	12.06%	0
2011	11.160885	10.424613	-6.60%	0
2010*	10.000000	11.160885	11.61%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	10.233230	11.637436	13.72%	0
2011	10.717106	10.233230	-4.51%	0
2010*	10.000000	10.717106	7.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
2012	11.946584	13.239246	10.82%	0
2011	12.301202	11.946584	-2.88%	0
2010	10.034391	12.301202	22.59%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
2012	15.655374	18.451702	17.86%	0
2011	16.886897	15.655374	-7.29%	0
2010	13.649194	16.886897	23.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
2012	16.117493	18.192583	12.87%	0
2011	17.455785	16.117493	-7.67%	0
2010	14.245960	17.455785	22.53%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
2012	11.816558	13.204808	11.75%	0
2011	11.993715	11.816558	-1.48%	0
2010	10.812893	11.993715	10.92%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.892292	10.009848	1.19%	0
2011*	10.000000	9.892292	-1.08%	0
Northern Lights Variable Trust - Mariner Hyman Beck Portfolio: Class 2 Shares - Q/NQ
2012*	10.000000	9.578301	-4.22%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2012*	10.000000	10.161523	1.62%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012	9.474542	10.632160	12.22%	0
2011*	10.000000	9.474542	-5.25%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2012	11.005153	11.308151	2.75%	0
2011	12.176497	11.005153	-9.62%	0
2010*	10.000000	12.176497	21.76%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2012	10.935521	12.587908	15.11%	0
2011	10.532411	10.935521	3.83%	0
2010*	10.000000	10.532411	5.32%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	11.468545	11.796351	2.86%	0
2011	10.821071	11.468545	5.98%	0
2010*	10.000000	10.821071	8.21%	0
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2012	11.363199	11.869079	4.45%	0
2011	10.817511	11.363199	5.04%	0
2010*	10.000000	10.817511	8.18%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2012	10.620595	11.854566	11.62%	0
2011	10.524060	10.620595	0.92%	0
2010*	10.000000	10.524060	5.24%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	9.760349	10.088742	3.36%	7,427
2011*	10.000000	9.760349	-2.40%	4,473
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.940075	10.638895	7.03%	0
2011*	10.000000	9.940075	-0.60%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2012	8.311781	9.071552	9.14%	0
2011	11.131643	8.311781	-25.33%	0
2010*	10.000000	11.131643	11.32%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2012	10.298016	11.645562	13.09%	0
2011	10.752783	10.298016	-4.23%	0
2010*	10.000000	10.752783	7.53%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2012	10.866287	12.121504	11.55%	0
2011	10.818844	10.866287	0.44%	0
2010*	10.000000	10.818844	8.19%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2012	7.884794	8.899776	12.87%	0
2011	11.048934	7.884794	-28.64%	0
2010*	10.000000	11.048934	10.49%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Banks - Q/NQ
2012	7.413132	9.666507	30.40%	0
2011*	10.000000	7.413132	-25.87%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2012	7.669976	8.133189	6.04%	0
2011*	10.000000	7.669976	-23.30%	0
ProFunds - ProFund VP Bear - Q/NQ
2012	7.942941	6.475226	-18.48%	0
2011	8.917662	7.942941	-10.93%	0
2010*	10.000000	8.917662	-10.82%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2012	9.293352	12.781675	37.54%	0
2011*	10.000000	9.293352	-7.07%	0
ProFunds - ProFund VP Bull - Q/NQ
2012	10.073469	11.213861	11.32%	0
2011	10.304782	10.073469	-2.24%	0
2010*	10.000000	10.304782	3.05%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2012	9.823254	10.644455	8.36%	0
2011*	10.000000	9.823254	-1.77%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2012	9.575100	11.427627	19.35%	0
2011*	10.000000	9.575100	-4.25%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2012	8.589224	8.947095	4.17%	0
2011	10.942865	8.589224	-21.51%	0
2010*	10.000000	10.942865	9.43%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2012	9.378553	10.688476	13.97%	0
2011	10.529738	9.378553	-10.93%	0
2010*	10.000000	10.529738	5.30%	0
ProFunds - ProFund VP Financials - Q/NQ
2012	8.221859	10.024009	21.92%	0
2011*	10.000000	8.221859	-17.78%	0
ProFunds - ProFund VP Health Care - Q/NQ
2012	9.540534	10.948571	14.76%	0
2011*	10.000000	9.540534	-4.59%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Industrials - Q/NQ
2012	8.676172	9.820463	13.19%	0
2011*	10.000000	8.676172	-13.24%	0
ProFunds - ProFund VP International - Q/NQ
2012	9.037357	10.241100	13.32%	0
2011	10.792746	9.037357	-16.26%	0
2010*	10.000000	10.792746	7.93%	0
ProFunds - ProFund VP Internet - Q/NQ
2012	8.403969	9.838002	17.06%	0
2011*	10.000000	8.403969	-15.96%	0
ProFunds - ProFund VP Japan - Q/NQ
2012	7.061558	8.486382	20.18%	0
2011	8.867988	7.061558	-20.37%	0
2010*	10.000000	8.867988	-11.32%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2012	10.618821	12.064187	13.61%	0
2011	10.706889	10.618821	-0.82%	0
2010*	10.000000	10.706889	7.07%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2012	10.994724	11.058129	0.58%	0
2011	11.000201	10.994724	-0.05%	0
2010*	10.000000	11.000201	10.00%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2012	10.328529	11.292438	9.33%	0
2011*	10.000000	10.328529	3.29%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2012	8.230340	6.874422	-16.47%	0
2011*	10.000000	8.230340	-17.70%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2012	9.216216	10.555423	14.53%	0
2011*	10.000000	9.216216	-7.84%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2012	5.345094	4.862137	-9.04%	0
2011	8.749005	5.345094	-38.91%	0
2010*	10.000000	8.749005	-12.51%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2012	8.755059	8.200743	-6.33%	0
2011*	10.000000	8.755059	-12.45%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2012	8.958078	7.613795	-15.01%	0
2011	8.280867	8.958078	8.18%	0
2010*	10.000000	8.280867	-17.19%	0
ProFunds - ProFund VP Short International - Q/NQ
2012	8.442752	6.588910	-21.96%	0
2011	8.483593	8.442752	-0.48%	0
2010*	10.000000	8.483593	-15.16%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2012	7.542668	5.986716	-20.63%	0
2011	8.618818	7.542668	-12.49%	0
2010*	10.000000	8.618818	-13.81%	0
ProFunds - ProFund VP Technology - Q/NQ
2012	9.216813	9.937601	7.82%	0
2011*	10.000000	9.216813	-7.83%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2012	9.457631	10.771381	13.89%	0
2011*	10.000000	9.457631	-5.42%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2012	14.684958	14.493352	-1.30%	0
2011	10.467511	14.684958	40.29%	0
2010*	10.000000	10.467511	4.68%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2012	10.924242	14.282236	30.74%	0
2011	11.310284	10.924242	-3.41%	0
2010*	10.000000	11.310284	13.10%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2012	5.579624	3.532643	-36.69%	0
2011	7.334368	5.579624	-23.92%	0
2010*	10.000000	7.334368	-26.66%	0
ProFunds - ProFund VP Utilities - Q/NQ
2012	10.747218	10.519683	-2.12%	1,728
2011*	10.000000	10.747218	7.47%	1,015
Rydex Variable Trust - Banking Fund - Q/NQ
2012	4.582406	5.563797	21.42%	0
2011	6.027801	4.582406	-23.98%	0
2010	5.455199	6.027801	10.50%	0
2009	5.779441	5.455199	-5.61%	0
2008	10.050137	5.779441	-42.49%	198

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2012	20.264714	21.931815	8.23%	0
2011	24.815021	20.264714	-18.34%	0
2010	20.040197	24.815021	23.83%	0
2009	13.187884	20.040197	51.96%	4,313
2008	24.710414	13.187884	-46.63%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2012	14.204561	18.880278	32.92%	0
2011	13.139212	14.204561	8.11%	0
2010	12.142096	13.139212	8.21%	0
2009	10.496535	12.142096	15.68%	0
2008	12.171817	10.496535	-13.76%	121
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2012	4.746291	4.573908	-3.63%	0
2011	5.200857	4.746291	-8.74%	0
2010	4.925031	5.200857	5.60%	0
2009	4.516298	4.925031	9.05%	24,056
2008	9.064119	4.516298	-50.17%	6,477
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2012	17.503205	18.656285	6.59%	0
2011	15.738957	17.503205	11.21%	0
2010	13.728405	15.738957	14.65%	0
2009	11.790287	13.728405	16.44%	4,018
2008	15.744596	11.790287	-25.12%	215
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2012	8.826920	10.107154	14.50%	0
2011	8.277398	8.826920	6.64%	0
2010	6.796690	8.277398	21.79%	0
2009	5.080145	6.796690	33.79%	0
2008	13.575964	5.080145	-62.58%	232
Rydex Variable Trust - Electronics Fund - Q/NQ
2012	7.563130	7.470195	-1.23%	0
2011	9.264494	7.563130	-18.36%	0
2010	8.650996	9.264494	7.09%	0
2009	5.149951	8.650996	67.98%	7,576
2008	10.561098	5.149951	-51.24%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2012	21.904480	21.924834	0.09%	0
2011	23.799636	21.904480	-7.96%	0
2010	20.450549	23.799636	16.38%	0
2009	15.105725	20.450549	35.38%	2,325
2008	28.637549	15.105725	-47.25%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Services Fund - Q/NQ
2012	19.337514	18.977600	-1.86%	0
2011	21.808646	19.337514	-11.33%	0
2010	17.699866	21.808646	23.21%	0
2009	11.148488	17.699866	58.76%	3,555
2008	26.902509	11.148488	-58.56%	95
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2012	9.062084	10.776324	18.92%	0
2011	10.924047	9.062084	-17.04%	0
2010	12.525026	10.924047	-12.78%	0
2009	9.445894	12.525026	32.60%	1,222
2008	21.409182	9.445894	-55.88%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2012	6.843261	8.206263	19.92%	0
2011	8.228615	6.843261	-16.84%	0
2010	7.360602	8.228615	11.79%	0
2009	6.291821	7.360602	16.99%	8,647
2008	12.389865	6.291821	-49.22%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2012	15.279287	15.383422	0.68%	0
2011	11.047202	15.279287	38.31%	0
2010	10.264491	11.047202	7.63%	0
2009	15.338967	10.264491	-33.08%	1,141
2008	10.835175	15.338967	41.57%	173
Rydex Variable Trust - Health Care Fund - Q/NQ
2012	13.110003	15.013907	14.52%	0
2011	12.810589	13.110003	2.34%	0
2010	12.274493	12.810589	4.37%	0
2009	10.073966	12.274493	21.84%	4,502
2008	13.715655	10.073966	-26.55%	126
Rydex Variable Trust - Internet Fund - Q/NQ
2012	14.964350	17.453707	16.64%	0
2011	17.380519	14.964350	-13.90%	0
2010	14.722054	17.380519	18.06%	0
2009	9.080728	14.722054	62.12%	7,034
2008	16.853380	9.080728	-46.12%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2012	2.435179	1.845708	-24.21%	0
2011	3.415973	2.435179	-28.71%	0
2010	5.013306	3.415973	-31.86%	0
2009	9.266435	5.013306	-45.90%	0
2008	5.893806	9.266435	57.22%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2012	3.830166	3.511839	-8.31%	0
2011	5.632771	3.830166	-32.00%	0
2010	6.609024	5.632771	-14.77%	0
2009	5.662057	6.609024	16.72%	0
2008	8.300012	5.662057	-31.78%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2012	3.857108	3.077853	-20.20%	0
2011	4.257973	3.857108	-9.41%	0
2010	5.830688	4.257973	-26.97%	0
2009	9.216390	5.830688	-36.74%	0
2008	7.014082	9.216390	31.40%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2012	3.073871	2.444290	-20.48%	0
2011	3.496808	3.073871	-12.09%	0
2010	4.543734	3.496808	-23.04%	0
2009	7.757570	4.543734	-41.43%	0
2008	5.361221	7.757570	44.70%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2012	3.621995	2.897531	-20.00%	0
2011	4.010499	3.621995	-9.69%	0
2010	5.669057	4.010499	-29.26%	0
2009	8.637821	5.669057	-34.37%	0
2008	7.086590	8.637821	21.89%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2012	4.352286	3.531715	-18.85%	0
2011	4.894897	4.352286	-11.09%	0
2010	6.030359	4.894897	-18.83%	0
2009	8.515192	6.030359	-29.18%	0
2008	6.255797	8.515192	36.12%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2012	10.098933	11.855699	17.40%	0
2011	14.540190	10.098933	-30.54%	0
2010	12.853067	14.540190	13.13%	0
2009	10.631972	12.853067	20.89%	0
2008	16.228248	10.631972	-34.48%	135
Rydex Variable Trust - Leisure Fund - Q/NQ
2012	13.794830	16.358595	18.58%	0
2011	13.774046	13.794830	0.15%	0
2010	10.810378	13.774046	27.42%	0
2009	8.088694	10.810378	33.65%	5,790
2008	16.256064	8.088694	-50.24%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2012	16.238949	19.734486	21.53%	0
2011	17.977043	16.238949	-9.67%	0
2010	13.369685	17.977043	34.46%	0
2009	8.975060	13.369685	48.96%	0
2008	20.331174	8.975060	-55.86%	138
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2012	15.054015	19.736068	31.10%	0
2011	15.504622	15.054015	-2.91%	0
2010	11.585742	15.504622	33.83%	0
2009	5.441655	11.585742	112.91%	0
2008	20.319103	5.441655	-73.22%	408
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2012	15.082668	17.215061	14.14%	0
2011	15.101525	15.082668	-0.12%	0
2010	13.038641	15.101525	15.82%	0
2009	8.775358	13.038641	48.58%	265
2008	15.456036	8.775358	-43.22%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2012	10.985998	13.127129	19.49%	0
2011	11.371137	10.985998	-3.39%	0
2010	9.696580	11.371137	17.27%	0
2009	7.320527	9.696580	32.46%	1,926
2008	16.451650	7.320527	-55.50%	492
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2012	18.339681	17.191436	-6.26%	0
2011	24.737131	18.339681	-25.86%	0
2010	18.327472	24.737131	34.97%	0
2009	12.563509	18.327472	45.88%	3,969
2008	20.921995	12.563509	-39.95%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2012	13.551243	15.675570	15.68%	0
2011	13.555506	13.551243	-0.03%	0
2010	11.105686	13.555506	22.06%	0
2009	9.069936	11.105686	22.45%	10,864
2008	15.900859	9.069936	-42.96%	4,005
Rydex Variable Trust - Retailing Fund - Q/NQ
2012	14.679096	16.754474	14.14%	0
2011	14.260640	14.679096	2.93%	0
2010	11.657927	14.260640	22.33%	0
2009	8.269128	11.657927	40.98%	4,720
2008	12.616728	8.269128	-34.46%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2012	14.181231	16.925256	19.35%	0
2011	16.520267	14.181231	-14.16%	0
2010	12.260018	16.520267	34.75%	0
2009	9.408299	12.260018	30.31%	48
2008	19.792307	9.408299	-52.46%	130
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2012	9.619900	12.166406	26.47%	0
2011	10.245529	9.619900	-6.11%	0
2010	8.353606	10.245529	22.65%	0
2009	5.838382	8.353606	43.08%	0
2008	18.658119	5.838382	-68.71%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2012	10.800504	11.962083	10.75%	0
2011	11.170169	10.800504	-3.31%	0
2010	9.139295	11.170169	22.22%	0
2009	6.350037	9.139295	43.93%	2,833
2008	10.796157	6.350037	-41.18%	217
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2012	9.918148	11.849450	19.47%	948
2011	10.478053	9.918148	-5.34%	555
2010	8.908997	10.478053	17.61%	0
2009	6.025644	8.908997	47.85%	2,845
2008	12.006657	6.025644	-49.81%	219
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2012	14.987959	17.001849	13.44%	0
2011	15.433800	14.987959	-2.89%	0
2010	11.908839	15.433800	29.60%	0
2009	7.768865	11.908839	53.29%	4,122
2008	12.447272	7.768865	-37.59%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2012	11.398925	13.034621	14.35%	0
2011	12.558934	11.398925	-9.24%	0
2010	10.694855	12.558934	17.43%	0
2009	7.047258	10.694855	51.76%	2,650
2008	12.790470	7.047258	-44.90%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2012	12.699825	13.730270	8.11%	0
2011	12.550360	12.699825	1.19%	0
2010	10.238424	12.550360	22.58%	0
2009	7.818236	10.238424	30.96%	0
2008	12.177941	7.818236	-35.80%	175

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2012	10.131906	11.921759	17.67%	0
2011	11.445629	10.131906	-11.48%	0
2010	9.359626	11.445629	22.29%	0
2009	5.900816	9.359626	58.62%	0
2008	10.684690	5.900816	-44.77%	219
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2012	5.789406	5.303337	-8.40%	0
2011	6.185864	5.789406	-6.41%	0
2010	6.626876	6.185864	-6.65%	0
2009	8.055238	6.626876	-17.73%	0
2008	7.806422	8.055238	3.19%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2012	11.769733	12.882972	9.46%	0
2011	13.260046	11.769733	-11.24%	0
2010	12.107973	13.260046	9.51%	0
2009	7.960373	12.107973	52.10%	5,330
2008	14.918975	7.960373	-46.64%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2012	10.372247	10.630998	2.49%	0
2011	12.395909	10.372247	-16.33%	0
2010	11.074053	12.395909	11.94%	0
2009	8.803749	11.074053	25.79%	0
2008	16.477174	8.803749	-46.57%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2012	12.382901	14.231994	14.93%	0
2011	14.252201	12.382901	-13.12%	0
2010	11.745414	14.252201	21.34%	0
2009	10.236276	11.745414	14.74%	0
2008	14.011412	10.236276	-26.94%	238
Rydex Variable Trust - Utilities Fund - Q/NQ
2012	16.122853	15.935300	-1.16%	0
2011	14.182886	16.122853	13.68%	0
2010	13.574947	14.182886	4.48%	0
2009	12.203675	13.574947	11.24%	0
2008	17.727894	12.203675	-31.16%	212
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2012	9.916642	9.768750	-1.49%	0
2011	10.532431	9.916642	-5.85%	0
2010	11.415061	10.532431	-7.73%	0
2009	10.954257	11.415061	4.21%	0
2008	12.769073	10.954257	-14.21%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	10.249945	11.809779	15.22%	0
2011*	10.000000	10.249945	2.50%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2012	8.241522	10.467983	27.02%	0
2011*	10.000000	8.241522	-17.58%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2012	8.830983	9.814099	11.13%	0
2011*	10.000000	8.830983	-11.69%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	7.644668	7.725234	1.05%	1,568
2011*	10.000000	7.644668	-23.55%	724
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2012	9.546967	9.455888	-0.95%	0
2011*	10.000000	9.546967	-4.53%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2012	9.022527	9.993540	10.76%	0
2011*	10.000000	9.022527	-9.77%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	10.567718	11.086612	4.91%	5,507
2011*	10.000000	10.567718	5.68%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2012	12.428202	13.931855	12.10%	0
2011	12.336481	12.428202	0.74%	0
2010	11.061772	12.336481	11.52%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2012	13.472513	15.080394	11.93%	0
2011	13.650548	13.472513	-1.30%	0
2010	12.318187	13.650548	10.82%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	9.931407	10.669496	7.43%	0
2011	10.548714	9.931407	-5.85%	0
2010*	10.000000	10.548714	5.49%	6,429
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2012	10.039941	9.602953	-4.35%	0
2011	11.764151	10.039941	-14.66%	0
2010*	10.000000	11.764151	17.64%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2012*	10.000000	10.419952	4.20%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2012	9.035447	9.907201	9.65%	0
2011*	10.000000	9.035447	-9.65%	7,105
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2012	12.245028	14.002968	14.36%	0
2011	12.445027	12.245028	-1.61%	0
2010	11.085624	12.445027	12.26%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2012	12.049836	13.468006	11.77%	6,973
2011	12.335617	12.049836	-2.32%	4,040
2010	10.193649	12.335617	21.01%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2012*	10.000000	10.508854	5.09%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	9.955825	11.217655	12.67%	0
2011	10.349320	9.955825	-3.80%	0
2010*	10.000000	10.349320	3.49%	0
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
2012	9.665896	10.636458	10.04%	10,728
2011	10.336037	9.665896	-6.48%	10,285
2010*	10.000000	10.336037	3.36%	10,285
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
2012	9.761812	10.271953	5.23%	0
2011	10.122903	9.761812	-3.57%	0
2010*	10.000000	10.122903	1.23%	0
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
2012	9.566675	10.283168	7.49%	11,711
2011	10.074037	9.566675	-5.04%	5,671
2010*	10.000000	10.074037	0.74%	5,671
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2012	8.582963	9.534421	11.09%	20,914
2011	9.476487	8.582963	-9.43%	23,136
2010	8.424341	9.476487	12.49%	24,594
2009	6.185254	8.424341	36.20%	1,191
2008	11.124783	6.185254	-44.40%	1,231
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2012	8.981570	9.721081	8.23%	18,002
2011	9.218079	8.981570	-2.57%	9,650
2010	8.501030	9.218079	8.43%	0
2009	7.098208	8.501030	19.76%	1,695
2008	10.390193	7.098208	-31.68%	1,667
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2012	8.351902	9.172466	9.82%	4,593
2011	8.923863	8.351902	-6.41%	5,079
2010	8.029700	8.923863	11.14%	5,468
2009	6.052308	8.029700	32.67%	1,525
2008	10.706305	6.052308	-43.47%	1,586
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
2012	8.449291	8.428942	-0.24%	27,941
2011	9.732235	8.449291	-13.18%	30,615
2010*	10.000000	9.732235	-2.68%	33,628
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
2012	8.615219	8.739277	1.44%	16,838
2011	9.513386	8.615219	-9.44%	16,838
2010*	10.000000	9.513386	-4.87%	16,838

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2012	7.668131	6.651914	-13.25%	4,213
2011	8.589292	7.668131	-10.72%	4,572
2010	9.113727	8.589292	-5.75%	4,572
2009	9.718388	9.113727	-6.22%	3,515
2008*	10.000000	9.718388	-2.82%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2012	8.359930	8.348891	-0.13%	0
2011	8.276411	8.359930	1.01%	4,854
2010	7.977996	8.276411	3.74%	4,854
2009	8.443138	7.977996	-5.51%	6,510
2008	10.632546	8.443138	-20.59%	4,448
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
2012	13.326680	13.596327	2.02%	573
2011	14.597759	13.326680	-8.71%	573
2010	13.435244	14.597759	8.65%	573
2009	10.802937	13.435244	24.37%	2,616
2008	18.658501	10.802937	-42.10%	1,707
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	9.401925	10.946587	16.43%	9,284
2011	10.370143	9.401925	-9.34%	6,558
2010*	10.000000	10.370143	3.70%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2012	9.405597	10.040014	6.75%	0
2011*	10.000000	9.405597	-5.94%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.264014	10.472906	13.05%	23,837
2011*	10.000000	9.264014	-7.36%	7,108
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.331909	13.819610	12.06%	0
2011	12.158603	12.331909	1.43%	0
2010	10.997434	12.158603	10.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	9.760796	11.076144	13.48%	0
2011	10.670806	9.760796	-8.53%	0
2010*	10.000000	10.670806	6.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	10.025963	10.878233	8.50%	0
2011	10.401387	10.025963	-3.61%	0
2010*	10.000000	10.401387	4.01%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.923656	11.017555	11.02%	0
2011	10.519495	9.923656	-5.66%	0
2010*	10.000000	10.519495	5.19%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.124391	10.632677	5.02%	4,083
2011	10.217989	10.124391	-0.92%	2,539
2010*	10.000000	10.217989	2.18%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.975642	10.951222	9.78%	0
2011	10.453844	9.975642	-4.57%	0
2010*	10.000000	10.453844	4.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	9.858504	11.036055	11.94%	0
2011	10.584604	9.858504	-6.86%	0
2010*	10.000000	10.584604	5.85%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.074424	10.830698	7.51%	0
2011	10.339023	10.074424	-2.56%	0
2010*	10.000000	10.339023	3.39%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	10.192767	10.666555	4.65%	0
2011*	10.000000	10.192767	1.93%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	8.489910	9.723782	14.53%	0
2011	11.196808	8.489910	-24.18%	0
2010*	10.000000	11.196808	11.97%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
2012	11.872462	11.951422	0.67%	0
2011	11.328738	11.872462	4.80%	0
2010	11.065339	11.328738	2.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
2012	11.156957	12.635240	13.25%	0
2011	11.887147	11.156957	-6.14%	0
2010	10.619708	11.887147	11.93%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
2012	10.182565	10.890797	6.96%	0
2011	10.331636	10.182565	-1.44%	0
2010*	10.000000	10.331636	3.32%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
2012	10.092880	11.073154	9.71%	0
2011	10.432645	10.092880	-3.26%	0
2010*	10.000000	10.432645	4.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
2012	11.293927	11.602796	2.73%	21,263
2011	11.228909	11.293927	0.58%	23,853
2010	10.849664	11.228909	3.50%	23,853
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
2012	11.460872	12.410761	8.29%	0
2011	11.734681	11.460872	-2.33%	0
2010	10.834565	11.734681	8.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
2012	11.395090	12.661895	11.12%	0
2011	11.918356	11.395090	-4.39%	0
2010	10.803292	11.918356	10.32%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
2012	11.554068	12.186597	5.47%	0
2011	11.574802	11.554068	-0.18%	0
2010	10.922600	11.574802	5.97%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2012	9.533758	9.313890	-2.31%	63,856
2011	9.757565	9.533758	-2.29%	50,142
2010	9.987258	9.757565	-2.30%	76,572
2009*	10.000000	9.987258	-0.13%	39,578
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	9.781877	11.039588	12.86%	0
2011	11.077875	9.781877	-11.70%	0
2010*	10.000000	11.077875	10.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.619567	9.847935	14.25%	0
2011	10.552929	8.619567	-18.32%	0
2010*	10.000000	10.552929	5.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	10.118504	11.480783	13.46%	0
2011	10.702160	10.118504	-5.45%	0
2010*	10.000000	10.702160	7.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	9.360610	10.753556	14.88%	0
2011	10.202136	9.360610	-8.25%	0
2010*	10.000000	10.202136	2.02%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	10.415761	11.665825	12.00%	0
2011	11.157100	10.415761	-6.64%	0
2010*	10.000000	11.157100	11.57%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	10.224545	11.621604	13.66%	0
2011	10.713471	10.224545	-4.56%	0
2010*	10.000000	10.713471	7.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
2012	11.893981	13.174190	10.76%	0
2011	12.253288	11.893981	-2.93%	0
2010	10.000408	12.253288	22.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
2012	15.586399	18.360984	17.80%	0
2011	16.821091	15.586399	-7.34%	0
2010	13.602953	16.821091	23.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
2012	16.046515	18.103182	12.82%	0
2011	17.387777	16.046515	-7.71%	0
2010	14.197712	17.387777	22.47%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
2012	11.764518	13.139922	11.69%	222
2011	11.946983	11.764518	-1.53%	222
2010	10.776268	11.946983	10.86%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.888939	10.001338	1.14%	0
2011*	10.000000	9.888939	-1.11%	0
Northern Lights Variable Trust - Mariner Hyman Beck Portfolio: Class 2 Shares - Q/NQ
2012*	10.000000	9.575581	-4.24%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2012*	10.000000	10.158635	1.59%	23,585
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012	9.471330	10.623107	12.16%	0
2011*	10.000000	9.471330	-5.29%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2012	10.995812	11.292772	2.70%	0
2011	12.172377	10.995812	-9.67%	1,137
2010*	10.000000	12.172377	21.72%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2012	10.926227	12.570758	15.05%	0
2011	10.528835	10.926227	3.77%	0
2010*	10.000000	10.528835	5.29%	6,155
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	11.458761	11.780249	2.81%	0
2011	10.817357	11.458761	5.93%	0
2010*	10.000000	10.817357	8.17%	0
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2012	11.353547	11.852922	4.40%	0
2011	10.813838	11.353547	4.99%	0
2010*	10.000000	10.813838	8.14%	6,178
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2012	10.611575	11.838431	11.56%	0
2011	10.520490	10.611575	0.87%	0
2010*	10.000000	10.520490	5.20%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	9.756992	10.080087	3.31%	0
2011*	10.000000	9.756992	-2.43%	3,367
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.936712	10.629848	6.98%	0
2011*	10.000000	9.936712	-0.63%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2012	8.304730	9.059211	9.08%	0
2011	11.127882	8.304730	-25.37%	0
2010*	10.000000	11.127882	11.28%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2012	10.289239	11.629676	13.03%	0
2011	10.749093	10.289239	-4.28%	0
2010*	10.000000	10.749093	7.49%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2012	10.857059	12.105008	11.49%	0
2011	10.815177	10.857059	0.39%	0
2010*	10.000000	10.815177	8.15%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2012	7.878101	8.887656	12.81%	0
2011	11.045194	7.878101	-28.67%	0
2010*	10.000000	11.045194	10.45%	9,396

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Banks - Q/NQ
2012	7.410606	9.658263	30.33%	0
2011*	10.000000	7.410606	-25.89%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2012	7.667367	8.126249	5.98%	0
2011*	10.000000	7.667367	-23.33%	0
ProFunds - ProFund VP Bear - Q/NQ
2012	7.936194	6.466415	-18.52%	0
2011	8.914631	7.936194	-10.98%	0
2010*	10.000000	8.914631	-10.85%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2012	9.290202	12.770797	37.47%	0
2011*	10.000000	9.290202	-7.10%	0
ProFunds - ProFund VP Bull - Q/NQ
2012	10.064917	11.198603	11.26%	30,860
2011	10.301291	10.064917	-2.29%	29,179
2010*	10.000000	10.301291	3.01%	13,525
ProFunds - ProFund VP Consumer Goods - Q/NQ
2012	9.819922	10.635391	8.30%	0
2011*	10.000000	9.819922	-1.80%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2012	9.571850	11.417881	19.29%	0
2011*	10.000000	9.571850	-4.28%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2012	8.581916	8.934891	4.11%	0
2011	10.939158	8.581916	-21.55%	0
2010*	10.000000	10.939158	9.39%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2012	9.370589	10.673902	13.91%	0
2011	10.526169	9.370589	-10.98%	0
2010*	10.000000	10.526169	5.26%	0
ProFunds - ProFund VP Financials - Q/NQ
2012	8.219064	10.015454	21.86%	0
2011*	10.000000	8.219064	-17.81%	0
ProFunds - ProFund VP Health Care - Q/NQ
2012	9.537299	10.939241	14.70%	0
2011*	10.000000	9.537299	-4.63%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Industrials - Q/NQ
2012	8.673227	9.812095	13.13%	13,871
2011*	10.000000	8.673227	-13.27%	0
ProFunds - ProFund VP International - Q/NQ
2012	9.029674	10.227147	13.26%	0
2011	10.789083	9.029674	-16.31%	0
2010*	10.000000	10.789083	7.89%	0
ProFunds - ProFund VP Internet - Q/NQ
2012	8.401111	9.829625	17.00%	0
2011*	10.000000	8.401111	-15.99%	0
ProFunds - ProFund VP Japan - Q/NQ
2012	7.055559	8.474819	20.12%	0
2011	8.864982	7.055559	-20.41%	0
2010*	10.000000	8.864982	-11.35%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2012	10.609804	12.047748	13.55%	7,050
2011	10.703255	10.609804	-0.87%	6,928
2010*	10.000000	10.703255	7.03%	3,239
ProFunds - ProFund VP Oil & Gas - Q/NQ
2012	10.985396	11.043075	0.53%	774
2011	10.996477	10.985396	-0.10%	14,781
2010*	10.000000	10.996477	9.96%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2012	10.325032	11.282827	9.28%	2,855
2011*	10.000000	10.325032	3.25%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2012	8.227546	6.868566	-16.52%	398
2011*	10.000000	8.227546	-17.72%	398
ProFunds - ProFund VP Real Estate - Q/NQ
2012	9.213078	10.546427	14.47%	0
2011*	10.000000	9.213078	-7.87%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2012	5.340548	4.855514	-9.08%	0
2011	8.746035	5.340548	-38.94%	0
2010*	10.000000	8.746035	-12.54%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2012	8.752082	8.193749	-6.38%	0
2011*	10.000000	8.752082	-12.48%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2012	8.950462	7.603408	-15.05%	704
2011	8.278058	8.950462	8.12%	108
2010*	10.000000	8.278058	-17.22%	0
ProFunds - ProFund VP Short International - Q/NQ
2012	8.435584	6.579950	-22.00%	997
2011	8.480703	8.435584	-0.53%	383
2010*	10.000000	8.480703	-15.19%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2012	7.536260	5.978556	-20.67%	705
2011	8.615894	7.536260	-12.53%	0
2010*	10.000000	8.615894	-13.84%	0
ProFunds - ProFund VP Technology - Q/NQ
2012	9.213683	9.929131	7.77%	10,062
2011*	10.000000	9.213683	-7.86%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2012	9.454420	10.762215	13.83%	0
2011*	10.000000	9.454420	-5.46%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2012	14.672509	14.473644	-1.36%	0
2011	10.463963	14.672509	40.22%	0
2010*	10.000000	10.463963	4.64%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2012	10.914959	14.262788	30.67%	0
2011	11.306446	10.914959	-3.46%	0
2010*	10.000000	11.306446	13.06%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2012	5.574874	3.527833	-36.72%	0
2011	7.331873	5.574874	-23.96%	0
2010*	10.000000	7.331873	-26.68%	0
ProFunds - ProFund VP Utilities - Q/NQ
2012	10.743564	10.510715	-2.17%	11,102
2011*	10.000000	10.743564	7.44%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2012	4.562213	5.536436	21.35%	1,350
2011	6.004296	4.562213	-24.02%	0
2010	5.436707	6.004296	10.44%	0
2009	5.762804	5.436707	-5.66%	0
2008	10.026364	5.762804	-42.52%	61

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2012	20.175476	21.824051	8.17%	106
2011	24.718375	20.175476	-18.38%	0
2010	19.972348	24.718375	23.76%	347
2009	13.149973	19.972348	51.88%	6,342
2008	24.652031	13.149973	-46.66%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2012	14.142032	18.787538	32.85%	364
2011	13.088061	14.142032	8.05%	0
2010	12.101008	13.088061	8.16%	5,894
2009	10.466366	12.101008	15.62%	0
2008	12.143058	10.466366	-13.81%	2,312
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2012	4.731152	4.556988	-3.68%	0
2011	5.186917	4.731152	-8.79%	6,318
2010	4.914336	5.186917	5.55%	6,318
2009	4.508804	4.914336	8.99%	10,141
2008	9.053712	4.508804	-50.20%	2,695
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2012	17.426171	18.564664	6.53%	3,075
2011	15.677695	17.426171	11.15%	1,258
2010	13.681970	15.677695	14.59%	1,206
2009	11.756415	13.681970	16.38%	1,359
2008	15.707400	11.756415	-25.15%	1,635
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2012	8.792396	10.062457	14.44%	567
2011	8.249233	8.792396	6.58%	0
2010	6.777021	8.249233	21.72%	0
2009	5.068028	6.777021	33.72%	0
2008	13.550563	5.068028	-62.60%	71
Rydex Variable Trust - Electronics Fund - Q/NQ
2012	7.529825	7.433491	-1.28%	0
2011	9.228408	7.529825	-18.41%	0
2010	8.621708	9.228408	7.04%	0
2009	5.135138	8.621708	67.90%	2,365
2008	10.536153	5.135138	-51.26%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2012	21.808046	21.817117	0.04%	703
2011	23.706966	21.808046	-8.01%	1,350
2010	20.381320	23.706966	16.32%	3,873
2009	15.062289	20.381320	35.31%	706
2008	28.569860	15.062289	-47.28%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Services Fund - Q/NQ
2012	19.252328	18.884307	-1.91%	662
2011	21.723678	19.252328	-11.38%	752
2010	17.639938	21.723678	23.15%	752
2009	11.116426	17.639938	58.68%	1,106
2008	26.838915	11.116426	-58.58%	29
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2012	9.022172	10.723361	18.86%	0
2011	10.881503	9.022172	-17.09%	0
2010	12.482627	10.881503	-12.83%	0
2009	9.418735	12.482627	32.53%	5,782
2008	21.358591	9.418735	-55.90%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2012	6.813116	8.165921	19.86%	908
2011	8.196558	6.813116	-16.88%	0
2010	7.335678	8.196558	11.74%	0
2009	6.273724	7.335678	16.93%	2,624
2008	12.360602	6.273724	-49.24%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2012	15.211665	15.307491	0.63%	0
2011	11.003928	15.211665	38.24%	0
2010	10.229518	11.003928	7.57%	0
2009	15.294528	10.229518	-33.12%	759
2008	10.809315	15.294528	41.49%	5,158
Rydex Variable Trust - Health Care Fund - Q/NQ
2012	13.052283	14.940152	14.46%	311
2011	12.760708	13.052283	2.28%	0
2010	12.232952	12.760708	4.31%	5,207
2009	10.045012	12.232952	21.78%	1,366
2008	13.683231	10.045012	-26.59%	2,354
Rydex Variable Trust - Internet Fund - Q/NQ
2012	14.898463	17.367958	16.58%	158
2011	17.312837	14.898463	-13.95%	164
2010	14.672223	17.312837	18.00%	328
2009	9.054624	14.672223	62.04%	9,223
2008	16.813561	9.054624	-46.15%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2012	2.425642	1.837530	-24.25%	826
2011	3.404328	2.425642	-28.75%	826
2010	4.998783	3.404328	-31.90%	9,382
2009	9.244331	4.998783	-45.93%	0
2008	5.882762	9.244331	57.14%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2012	3.813310	3.494580	-8.36%	0
2011	5.610829	3.813310	-32.04%	0
2010	6.586649	5.610829	-14.82%	0
2009	5.645774	6.586649	16.67%	0
2008	8.280397	5.645774	-31.82%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2012	3.842038	3.064259	-20.24%	0
2011	4.243495	3.842038	-9.46%	0
2010	5.813826	4.243495	-27.01%	7,585
2009	9.194440	5.813826	-36.77%	0
2008	7.000958	9.194440	31.33%	2,587
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2012	3.060330	2.432270	-20.52%	0
2011	3.483179	3.060330	-12.14%	0
2010	4.528349	3.483179	-23.08%	0
2009	7.735264	4.528349	-41.46%	0
2008	5.348540	7.735264	44.62%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2012	3.607819	2.884701	-20.04%	261
2011	3.996845	3.607819	-9.73%	13,372
2010	5.652651	3.996845	-29.29%	0
2009	8.617249	5.652651	-34.40%	0
2008	7.073327	8.617249	21.83%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2012	4.333110	3.514342	-18.90%	0
2011	4.875821	4.333110	-11.13%	0
2010	6.009944	4.875821	-18.87%	6,560
2009	8.490698	6.009944	-29.22%	0
2008	6.240987	8.490698	36.05%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2012	10.054446	11.797419	17.34%	0
2011	14.483557	10.054446	-30.58%	0
2010	12.809552	14.483557	13.07%	0
2009	10.601400	12.809552	20.83%	39
2008	16.189872	10.601400	-34.52%	42
Rydex Variable Trust - Leisure Fund - Q/NQ
2012	13.734081	16.278211	18.52%	1,677
2011	13.720391	13.734081	0.10%	1,524
2010	10.773777	13.720391	27.35%	1,465
2009	8.065436	10.773777	33.58%	1,757
2008	16.217651	8.065436	-50.27%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2012	16.167424	19.637512	21.46%	0
2011	17.907020	16.167424	-9.71%	286
2010	13.324412	17.907020	34.39%	899
2009	8.949247	13.324412	48.89%	0
2008	20.283116	8.949247	-55.88%	42
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2012	14.987721	19.639087	31.03%	0
2011	15.444228	14.987721	-2.96%	0
2010	11.546501	15.444228	33.76%	0
2009	5.425995	11.546501	112.80%	99
2008	20.271082	5.425995	-73.23%	126
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2012	15.016278	17.130494	14.08%	0
2011	15.042716	15.016278	-0.18%	0
2010	12.994502	15.042716	15.76%	348
2009	8.750132	12.994502	48.51%	789
2008	15.419510	8.750132	-43.25%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2012	10.937616	13.062611	19.43%	736
2011	11.326832	10.937616	-3.44%	435
2010	9.663740	11.326832	17.21%	818
2009	7.299474	9.663740	32.39%	393
2008	16.412768	7.299474	-55.53%	152
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2012	18.258899	17.106934	-6.31%	757
2011	24.640763	18.258899	-25.90%	8,067
2010	18.265400	24.640763	34.90%	3,688
2009	12.527376	18.265400	45.80%	5,342
2008	20.872517	12.527376	-39.98%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2012	13.491580	15.598544	15.62%	4,258
2011	13.502715	13.491580	-0.08%	4,551
2010	11.068083	13.502715	22.00%	4,846
2009	9.043862	11.068083	22.38%	3,998
2008	15.863301	9.043862	-42.99%	1,413
Rydex Variable Trust - Retailing Fund - Q/NQ
2012	14.614455	16.672151	14.08%	0
2011	14.205092	14.614455	2.88%	143
2010	11.618461	14.205092	22.26%	0
2009	8.245348	11.618461	40.91%	1,432
2008	12.586892	8.245348	-34.49%	2,183

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2012	14.118776	16.842081	19.29%	288
2011	16.455928	14.118776	-14.20%	296
2010	12.218507	16.455928	34.68%	423
2009	9.381250	12.218507	30.24%	281
2008	19.745551	9.381250	-52.49%	40
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2012	9.577518	12.106598	26.41%	0
2011	10.205608	9.577518	-6.15%	0
2010	8.325301	10.205608	22.59%	0
2009	5.821577	8.325301	43.01%	0
2008	18.614007	5.821577	-68.72%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2012	10.758254	11.909181	10.70%	20,555
2011	11.132160	10.758254	-3.36%	46,228
2010	9.112855	11.132160	22.16%	956
2009	6.334901	9.112855	43.85%	13,514
2008	10.775961	6.334901	-41.21%	313
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2012	9.879350	11.797045	19.41%	13,086
2011	10.442401	9.879350	-5.39%	158
2010	8.883214	10.442401	17.55%	50
2009	6.011286	8.883214	47.78%	13,514
2008	11.984195	6.011286	-49.84%	440
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2012	14.929289	16.926608	13.38%	8,833
2011	15.381233	14.929289	-2.94%	21,722
2010	11.874352	15.381233	29.53%	390
2009	7.750336	11.874352	53.21%	19,497
2008	12.423959	7.750336	-37.62%	220
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2012	11.354339	12.976988	14.29%	11,553
2011	12.516202	11.354339	-9.28%	139
2010	10.663923	12.516202	17.37%	43
2009	7.030461	10.663923	51.68%	12,584
2008	12.766540	7.030461	-44.93%	156
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2012	12.650159	13.669556	8.06%	0
2011	12.507658	12.650159	1.14%	0
2010	10.208799	12.507658	22.52%	0
2009	7.799604	10.208799	30.89%	0
2008	12.155146	7.799604	-35.83%	513

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2012	10.092230	11.868988	17.61%	12,921
2011	11.406648	10.092230	-11.52%	0
2010	9.332516	11.406648	22.22%	0
2009	5.886733	9.332516	58.53%	0
2008	10.664687	5.886733	-44.80%	635
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2012	5.770955	5.283731	-8.44%	193
2011	6.169296	5.770955	-6.46%	199
2010	6.612498	6.169296	-6.70%	5,152
2009	8.041882	6.612498	-17.77%	0
2008	7.797455	8.041882	3.13%	4,079
Rydex Variable Trust - Technology Fund - Q/NQ
2012	11.717915	12.819668	9.40%	0
2011	13.208411	11.717915	-11.28%	170
2010	12.066988	13.208411	9.46%	5,321
2009	7.937486	12.066988	52.03%	1,618
2008	14.883719	7.937486	-46.67%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2012	10.326592	10.578774	2.44%	0
2011	12.347656	10.326592	-16.37%	0
2010	11.036593	12.347656	11.88%	0
2009	8.778448	11.036593	25.72%	0
2008	16.438240	8.778448	-46.60%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2012	12.328336	14.162018	14.87%	1,336
2011	14.196660	12.328336	-13.16%	1,475
2010	11.705632	14.196660	21.28%	6,340
2009	10.206846	11.705632	14.68%	0
2008	13.978292	10.206846	-26.98%	1,957
Rydex Variable Trust - Utilities Fund - Q/NQ
2012	16.051914	15.857059	-1.21%	223
2011	14.127691	16.051914	13.62%	231
2010	13.529028	14.127691	4.43%	248
2009	12.168621	13.529028	11.18%	0
2008	17.686030	12.168621	-31.20%	1,913
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2012	9.885021	9.732598	-1.54%	0
2011	10.504223	9.885021	-5.89%	0
2010	11.390311	10.504223	-7.78%	0
2009	10.936102	11.390311	4.15%	0
2008	12.754433	10.936102	-14.26%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	10.246464	11.799716	15.16%	0
2011*	10.000000	10.246464	2.46%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2012	8.238726	10.459072	26.95%	0
2011*	10.000000	8.238726	-17.61%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2012	8.827991	9.805755	11.08%	0
2011*	10.000000	8.827991	-11.72%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	7.642076	7.718665	1.00%	0
2011*	10.000000	7.642076	-23.58%	1,189
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2012	9.543726	9.447821	-1.00%	0
2011*	10.000000	9.543726	-4.56%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2012	9.019464	9.985022	10.71%	0
2011*	10.000000	9.019464	-9.81%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	10.564135	11.077168	4.86%	51,976
2011*	10.000000	10.564135	5.64%	51,409
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2012	12.373432	13.863347	12.04%	0
2011	12.288392	12.373432	0.69%	0
2010	11.024290	12.288392	11.47%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2012	13.413177	15.006268	11.88%	0
2011	13.597378	13.413177	-1.35%	0
2010	12.276491	13.597378	10.76%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	9.922958	10.654942	7.38%	0
2011	10.545128	9.922958	-5.90%	0
2010*	10.000000	10.545128	5.45%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2012	10.031410	9.589874	-4.40%	382
2011	11.760161	10.031410	-14.70%	561
2010*	10.000000	11.760161	17.60%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2012*	10.000000	10.416401	4.16%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2012	9.032376	9.898751	9.59%	0
2011*	10.000000	9.032376	-9.68%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2012	12.191095	13.934147	14.30%	658
2011	12.396543	12.191095	-1.66%	0
2010	11.048085	12.396543	12.21%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2012	11.996755	13.401793	11.71%	0
2011	12.287545	11.996755	-2.37%	0
2010	10.159121	12.287545	20.95%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2012*	10.000000	10.505270	5.05%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	9.947356	11.202344	12.62%	0
2011	10.345806	9.947356	-3.85%	0
2010*	10.000000	10.345806	3.46%	0
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
2012	9.657682	10.621970	9.98%	0
2011	10.332536	9.657682	-6.53%	0
2010*	10.000000	10.332536	3.33%	0
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
2012	9.753521	10.257966	5.17%	0
2011	10.119469	9.753521	-3.62%	0
2010*	10.000000	10.119469	1.19%	0
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
2012	9.558548	10.269160	7.43%	0
2011	10.070619	9.558548	-5.08%	0
2010*	10.000000	10.070619	0.71%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2012	8.560718	9.504831	11.03%	0
2011	9.456755	8.560718	-9.48%	0
2010	8.411100	9.456755	12.43%	0
2009	6.178691	8.411100	36.13%	18,375
2008	11.118679	6.178691	-44.43%	14,304
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2012	8.958296	9.690925	8.18%	0
2011	9.198886	8.958296	-2.62%	0
2010	8.487665	9.198886	8.38%	0
2009	7.090670	8.487665	19.70%	1,525
2008	10.384489	7.090670	-31.72%	1,524
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2012	8.331967	9.145876	9.77%	0
2011	8.907125	8.331967	-6.46%	0
2010	8.018734	8.907125	11.08%	0
2009	6.047129	8.018734	32.60%	6,455
2008	10.702638	6.047129	-43.50%	5,833
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
2012	8.442127	8.417474	-0.29%	0
2011	9.728948	8.442127	-13.23%	7,358
2010*	10.000000	9.728948	-2.71%	29,816
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
2012	8.607890	8.727363	1.39%	0
2011	9.510161	8.607890	-9.49%	0
2010*	10.000000	9.510161	-4.90%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2012	7.656181	6.638126	-13.30%	337
2011	8.580285	7.656181	-10.77%	337
2010	9.108837	8.580285	-5.80%	337
2009	9.718130	9.108837	-6.27%	3,580
2008*	10.000000	9.718130	-2.82%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2012	8.333945	8.318683	-0.18%	441
2011	8.254892	8.333945	0.96%	441
2010	7.961324	8.254892	3.69%	441
2009	8.429799	7.961324	-5.56%	7,307
2008	10.621189	8.429799	-20.63%	3,660
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
2012	13.267999	13.529515	1.97%	94
2011	14.540910	13.267999	-8.75%	94
2010	13.389767	14.540910	8.60%	94
2009	10.771876	13.389767	24.30%	3,200
2008	18.614401	10.771876	-42.13%	1,404
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	9.393946	10.931687	16.37%	411
2011	10.366629	9.393946	-9.38%	1,706
2010*	10.000000	10.366629	3.67%	671
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2012	9.402402	10.031466	6.69%	0
2011*	10.000000	9.402402	-5.98%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.260870	10.463975	12.99%	4,640
2011*	10.000000	9.260870	-7.39%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.292574	13.768471	12.01%	0
2011	12.126015	12.292574	1.37%	0
2010	10.973563	12.126015	10.50%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	9.752496	11.061059	13.42%	0
2011	10.667185	9.752496	-8.57%	0
2010*	10.000000	10.667185	6.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	10.017435	10.863400	8.44%	0
2011	10.397855	10.017435	-3.66%	0
2010*	10.000000	10.397855	3.98%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.915231	11.002555	10.97%	0
2011	10.515920	9.915231	-5.71%	0
2010*	10.000000	10.515920	5.16%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.115790	10.618188	4.97%	0
2011	10.214518	10.115790	-0.97%	0
2010*	10.000000	10.214518	2.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.967172	10.936311	9.72%	0
2011	10.450303	9.967172	-4.62%	0
2010*	10.000000	10.450303	4.50%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	9.850124	11.021021	11.89%	0
2011	10.581021	9.850124	-6.91%	0
2010*	10.000000	10.581021	5.81%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.065869	10.815962	7.45%	0
2011	10.335517	10.065869	-2.61%	0
2010*	10.000000	10.335517	3.36%	447
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	10.189301	10.657462	4.59%	1,969
2011*	10.000000	10.189301	1.89%	246
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	8.482697	9.710537	14.47%	0
2011	11.193021	8.482697	-24.21%	0
2010*	10.000000	11.193021	11.93%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
2012	11.820195	11.892701	0.61%	0
2011	11.284614	11.820195	4.75%	0
2010	11.027895	11.284614	2.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
2012	11.113294	12.579335	13.19%	0
2011	11.846675	11.113294	-6.19%	0
2010	10.588967	11.846675	11.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
2012	10.173913	10.875956	6.90%	0
2011	10.328128	10.173913	-1.49%	0
2010*	10.000000	10.328128	3.28%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
2012	10.084300	11.058075	9.66%	0
2011	10.429110	10.084300	-3.31%	0
2010*	10.000000	10.429110	4.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
2012	11.249751	11.551486	2.68%	0
2011	11.190702	11.249751	0.53%	0
2010	10.818284	11.190702	3.44%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
2012	11.416029	12.355861	8.23%	0
2011	11.694727	11.416029	-2.38%	0
2010	10.803196	11.694727	8.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
2012	11.350495	12.605883	11.06%	0
2011	11.877775	11.350495	-4.44%	0
2010	10.772010	11.877775	10.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
2012	11.508829	12.132658	5.42%	0
2011	11.535368	11.508829	-0.23%	0
2010	10.890974	11.535368	5.92%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2012	9.523746	9.299336	-2.36%	9,296
2011	9.752297	9.523746	-2.34%	11,533
2010	9.986978	9.752297	-2.35%	10,026
2009*	10.000000	9.986978	-0.13%	3,436
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	9.773555	11.024538	12.80%	0
2011	11.074113	9.773555	-11.74%	0
2010*	10.000000	11.074113	10.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.612240	9.834518	14.19%	0
2011	10.549349	8.612240	-18.36%	0
2010*	10.000000	10.549349	5.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	10.109903	11.465129	13.40%	0
2011	10.698526	10.109903	-5.50%	0
2010*	10.000000	10.698526	6.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	9.352644	10.738893	14.82%	0
2011	10.198672	9.352644	-8.30%	0
2010*	10.000000	10.198672	1.99%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	10.406914	11.649935	11.94%	3,942
2011	11.153320	10.406914	-6.69%	0
2010*	10.000000	11.153320	11.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	10.215861	11.605768	13.61%	0
2011	10.709847	10.215861	-4.61%	0
2010*	10.000000	10.709847	7.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
2012	11.841561	13.109398	10.71%	0
2011	12.205517	11.841561	-2.98%	0
2010	9.966525	12.205517	22.47%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
2012	15.517732	18.270716	17.74%	0
2011	16.755544	15.517732	-7.39%	0
2010	13.556876	16.755544	23.59%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
2012	15.975828	18.014182	12.76%	0
2011	17.320037	15.975828	-7.76%	0
2010	14.149642	17.320037	22.41%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
2012	11.712682	13.075321	11.63%	0
2011	11.900430	11.712682	-1.58%	0
2010	10.739770	11.900430	10.81%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.885574	9.992796	1.08%	0
2011*	10.000000	9.885574	-1.14%	0
Northern Lights Variable Trust - Mariner Hyman Beck Portfolio: Class 2 Shares - Q/NQ
2012*	10.000000	9.572865	-4.27%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2012*	10.000000	10.155751	1.56%	8,094
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012	9.468111	10.614052	12.10%	1,387
2011*	10.000000	9.468111	-5.32%	1,654
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2012	10.986474	11.277381	2.65%	1,349
2011	12.168248	10.986474	-9.71%	1,635
2010*	10.000000	12.168248	21.68%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2012	10.916944	12.553637	14.99%	454
2011	10.525260	10.916944	3.72%	0
2010*	10.000000	10.525260	5.25%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	11.448981	11.764156	2.75%	2,048
2011	10.813641	11.448981	5.88%	2,035
2010*	10.000000	10.813641	8.14%	0
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2012	11.343905	11.836776	4.34%	0
2011	10.810172	11.343905	4.94%	0
2010*	10.000000	10.810172	8.10%	3,350
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2012	10.602559	11.822305	11.50%	0
2011	10.516917	10.602559	0.81%	449
2010*	10.000000	10.516917	5.17%	219
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	9.753646	10.071477	3.26%	53,373
2011*	10.000000	9.753646	-2.46%	55,715
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.933340	10.620779	6.92%	1,153
2011*	10.000000	9.933340	-0.67%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2012	8.297665	9.046853	9.03%	0
2011	11.124111	8.297665	-25.41%	0
2010*	10.000000	11.124111	11.24%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2012	10.280450	11.613775	12.97%	0
2011	10.745398	10.280450	-4.33%	206
2010*	10.000000	10.745398	7.45%	3,644
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2012	10.847849	12.088529	11.44%	1,142
2011	10.811515	10.847849	0.34%	0
2010*	10.000000	10.811515	8.12%	1,118
ProFunds - ProFund VP Asia 30 - Q/NQ
2012	7.871397	8.875539	12.76%	0
2011	11.041450	7.871397	-28.71%	0
2010*	10.000000	11.041450	10.41%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Banks - Q/NQ
2012	7.408079	9.650018	30.26%	0
2011*	10.000000	7.408079	-25.92%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2012	7.664759	8.119316	5.93%	0
2011*	10.000000	7.664759	-23.35%	0
ProFunds - ProFund VP Bear - Q/NQ
2012	7.929441	6.457584	-18.56%	148
2011	8.911602	7.929441	-11.02%	236
2010*	10.000000	8.911602	-10.88%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2012	9.287045	12.759912	37.39%	0
2011*	10.000000	9.287045	-7.13%	0
ProFunds - ProFund VP Bull - Q/NQ
2012	10.056375	11.183360	11.21%	11,575
2011	10.297806	10.056375	-2.34%	3,637
2010*	10.000000	10.297806	2.98%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2012	9.816594	10.626319	8.25%	0
2011*	10.000000	9.816594	-1.83%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2012	9.568597	11.408161	19.23%	0
2011*	10.000000	9.568597	-4.31%	290
ProFunds - ProFund VP Emerging Markets - Q/NQ
2012	8.574630	8.922728	4.06%	0
2011	10.935449	8.574630	-21.59%	0
2010*	10.000000	10.935449	9.35%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2012	9.362610	10.659360	13.85%	265
2011	10.522592	9.362610	-11.02%	0
2010*	10.000000	10.522592	5.23%	0
ProFunds - ProFund VP Financials - Q/NQ
2012	8.216268	10.006924	21.79%	0
2011*	10.000000	8.216268	-17.84%	0
ProFunds - ProFund VP Health Care - Q/NQ
2012	9.534055	10.929908	14.64%	0
2011*	10.000000	9.534055	-4.66%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Industrials - Q/NQ
2012	8.670282	9.803734	13.07%	283
2011*	10.000000	8.670282	-13.30%	361
ProFunds - ProFund VP International - Q/NQ
2012	9.021992	10.213193	13.20%	239
2011	10.785430	9.021992	-16.35%	0
2010*	10.000000	10.785430	7.85%	0
ProFunds - ProFund VP Internet - Q/NQ
2012	8.398264	9.821244	16.94%	0
2011*	10.000000	8.398264	-16.02%	0
ProFunds - ProFund VP Japan - Q/NQ
2012	7.049561	8.463278	20.05%	0
2011	8.861975	7.049561	-20.45%	0
2010*	10.000000	8.861975	-11.38%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2012	10.600802	12.031360	13.49%	2,644
2011	10.699632	10.600802	-0.92%	864
2010*	10.000000	10.699632	7.00%	691
ProFunds - ProFund VP Oil & Gas - Q/NQ
2012	10.976061	11.028021	0.47%	1,562
2011	10.992742	10.976061	-0.15%	1,695
2010*	10.000000	10.992742	9.93%	677
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2012	10.321522	11.273204	9.22%	0
2011*	10.000000	10.321522	3.22%	303
ProFunds - ProFund VP Precious Metals - Q/NQ
2012	8.224749	6.862703	-16.56%	0
2011*	10.000000	8.224749	-17.75%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2012	9.209948	10.537426	14.41%	0
2011*	10.000000	9.209948	-7.90%	243
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2012	5.335998	4.848882	-9.13%	2,018
2011	8.743056	5.335998	-38.97%	0
2010*	10.000000	8.743056	-12.57%	665
ProFunds - ProFund VP Semiconductor - Q/NQ
2012	8.749112	8.186765	-6.43%	0
2011*	10.000000	8.749112	-12.51%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2012	8.942846	7.593047	-15.09%	0
2011	8.275235	8.942846	8.07%	518
2010*	10.000000	8.275235	-17.25%	0
ProFunds - ProFund VP Short International - Q/NQ
2012	8.428412	6.570968	-22.04%	0
2011	8.477823	8.428412	-0.58%	1,210
2010*	10.000000	8.477823	-15.22%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2012	7.529851	5.970407	-20.71%	0
2011	8.612963	7.529851	-12.58%	0
2010*	10.000000	8.612963	-13.87%	0
ProFunds - ProFund VP Technology - Q/NQ
2012	9.210559	9.920677	7.71%	0
2011*	10.000000	9.210559	-7.89%	301
ProFunds - ProFund VP Telecommunications - Q/NQ
2012	9.451209	10.753039	13.77%	0
2011*	10.000000	9.451209	-5.49%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2012	14.660039	14.453916	-1.41%	0
2011	10.460411	14.660039	40.15%	646
2010*	10.000000	10.460411	4.60%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2012	10.905676	14.243363	30.61%	0
2011	11.302604	10.905676	-3.51%	0
2010*	10.000000	11.302604	13.03%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2012	5.570129	3.523018	-36.75%	0
2011	7.329378	5.570129	-24.00%	0
2010*	10.000000	7.329378	-26.71%	0
ProFunds - ProFund VP Utilities - Q/NQ
2012	10.739918	10.501749	-2.22%	12,709
2011*	10.000000	10.739918	7.40%	12,451
Rydex Variable Trust - Banking Fund - Q/NQ
2012	4.542085	5.509193	21.29%	529
2011	5.980872	4.542085	-24.06%	0
2010	5.418270	5.980872	10.38%	0
2009	5.746204	5.418270	-5.71%	0
2008	10.002653	5.746204	-42.55%	573

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2012	20.086590	21.716756	8.12%	0
2011	24.622054	20.086590	-18.42%	0
2010	19.904697	24.622054	23.70%	96
2009	13.112149	19.904697	51.80%	5,416
2008	24.593761	13.112149	-46.69%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2012	14.079740	18.695206	32.78%	0
2011	13.037060	14.079740	8.00%	197
2010	12.060014	13.037060	8.10%	0
2009	10.436250	12.060014	15.56%	134
2008	12.114332	10.436250	-13.85%	176
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2012	4.716043	4.540099	-3.73%	4,913
2011	5.172999	4.716043	-8.83%	5,506
2010	4.903662	5.172999	5.49%	853
2009	4.501314	4.903662	8.94%	7,285
2008	9.043316	4.501314	-50.22%	2,026
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2012	17.349409	18.473399	6.48%	0
2011	15.616605	17.349409	11.10%	176
2010	13.635623	15.616605	14.53%	0
2009	11.722593	13.635623	16.32%	6,394
2008	15.670239	11.722593	-25.19%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2012	8.757944	10.017890	14.39%	0
2011	8.221115	8.757944	6.53%	543
2010	6.757383	8.221115	21.66%	0
2009	5.055938	6.757383	33.65%	0
2008	13.525195	5.055938	-62.62%	336
Rydex Variable Trust - Electronics Fund - Q/NQ
2012	7.496615	7.396898	-1.33%	0
2011	9.192416	7.496615	-18.45%	0
2010	8.592467	9.192416	6.98%	0
2009	5.120347	8.592467	67.81%	11,723
2008	10.511203	5.120347	-51.29%	661
Rydex Variable Trust - Energy Fund - Q/NQ
2012	21.711954	21.709844	-0.01%	0
2011	23.614574	21.711954	-8.06%	0
2010	20.312283	23.614574	16.26%	0
2009	15.018964	20.312283	35.24%	3,559
2008	28.502312	15.018964	-47.31%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Services Fund - Q/NQ
2012	19.167496	18.791448	-1.96%	400
2011	21.639015	19.167496	-11.42%	464
2010	17.580167	21.639015	23.09%	109
2009	11.084433	17.580167	58.60%	5,650
2008	26.775422	11.084433	-58.60%	138
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2012	8.982396	10.670614	18.79%	0
2011	10.839081	8.982396	-17.13%	0
2010	12.440337	10.839081	-12.87%	0
2009	9.391633	12.440337	32.46%	569
2008	21.308075	9.391633	-55.92%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2012	6.783048	8.125719	19.79%	347
2011	8.164564	6.783048	-16.92%	1,257
2010	7.310787	8.164564	11.68%	0
2009	6.255647	7.310787	16.87%	13,161
2008	12.331334	6.255647	-49.27%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2012	15.144302	15.231869	0.58%	148
2011	10.960792	15.144302	38.17%	190
2010	10.194637	10.960792	7.52%	8,954
2009	15.250181	10.194637	-33.15%	1,758
2008	10.783492	15.250181	41.42%	2,158
Rydex Variable Trust - Health Care Fund - Q/NQ
2012	12.994776	14.866687	14.41%	0
2011	12.710965	12.994776	2.23%	0
2010	12.191504	12.710965	4.26%	0
2009	10.016093	12.191504	21.72%	6,887
2008	13.650849	10.016093	-26.63%	366
Rydex Variable Trust - Internet Fund - Q/NQ
2012	14.832780	17.282517	16.52%	0
2011	17.245324	14.832780	-13.99%	0
2010	14.622491	17.245324	17.94%	0
2009	9.028555	14.622491	61.96%	9,285
2008	16.773773	9.028555	-46.17%	201
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2012	2.416127	1.829390	-24.28%	0
2011	3.392727	2.416127	-28.79%	1,509
2010	4.984319	3.392727	-31.93%	2,714
2009	9.222307	4.984319	-45.95%	0
2008	5.871740	9.222307	57.06%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2012	3.796478	3.477368	-8.41%	0
2011	5.588954	3.796478	-32.07%	0
2010	6.564336	5.588954	-14.86%	10,519
2009	5.629529	6.564336	16.61%	0
2008	8.260802	5.629529	-31.85%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2012	3.827005	3.050697	-20.29%	0
2011	4.229043	3.827005	-9.51%	0
2010	5.797012	4.229043	-27.05%	0
2009	9.172562	5.797012	-36.80%	0
2008	6.987857	9.172562	31.26%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2012	3.046832	2.420304	-20.56%	0
2011	3.469593	3.046832	-12.18%	0
2010	4.512996	3.469593	-23.12%	0
2009	7.712988	4.512996	-41.49%	0
2008	5.335867	7.712988	44.55%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2012	3.593709	2.871955	-20.08%	0
2011	3.983244	3.593709	-9.78%	0
2010	5.636296	3.983244	-29.33%	0
2009	8.596713	5.636296	-34.44%	0
2008	7.060072	8.596713	21.77%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2012	4.314010	3.497060	-18.94%	0
2011	4.856806	4.314010	-11.18%	0
2010	5.989571	4.856806	-18.91%	0
2009	8.466267	5.989571	-29.25%	0
2008	6.226216	8.466267	35.98%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2012	10.010174	11.739442	17.28%	0
2011	14.427165	10.010174	-30.62%	0
2010	12.766188	14.427165	13.01%	0
2009	10.570920	12.766188	20.77%	238
2008	16.151606	10.570920	-34.55%	196
Rydex Variable Trust - Leisure Fund - Q/NQ
2012	13.673561	16.198153	18.46%	0
2011	13.666927	13.673561	0.05%	0
2010	10.737279	13.666927	27.28%	0
2009	8.042235	10.737279	33.51%	8,945
2008	16.179283	8.042235	-50.29%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2012	16.096173	19.540930	21.40%	816
2011	17.837226	16.096173	-9.76%	176
2010	13.279262	17.837226	34.32%	413
2009	8.923490	13.279262	48.81%	0
2008	20.235148	8.923490	-55.90%	200
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2012	14.921674	19.542530	30.97%	0
2011	15.384016	14.921674	-3.01%	0
2010	11.507367	15.384016	33.69%	0
2009	5.410377	11.507367	112.69%	574
2008	20.223161	5.410377	-73.25%	592
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2012	14.950088	17.046245	14.02%	0
2011	14.984058	14.950088	-0.23%	168
2010	12.950460	14.984058	15.70%	0
2009	8.724938	12.950460	48.43%	2,507
2008	15.383016	8.724938	-43.28%	147
Rydex Variable Trust - Nova Fund - Q/NQ
2012	10.889438	12.998409	19.37%	0
2011	11.282717	10.889438	-3.49%	0
2010	9.631025	11.282717	17.15%	658
2009	7.278481	9.631025	32.32%	2,736
2008	16.373980	7.278481	-55.55%	1,430
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2012	18.178369	17.022748	-6.36%	717
2011	24.544639	18.178369	-25.94%	631
2010	18.203453	24.544639	34.84%	1,526
2009	12.491302	18.203453	45.73%	5,226
2008	20.823104	12.491302	-40.01%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2012	13.432093	15.521804	15.56%	611
2011	13.450040	13.432093	-0.13%	324
2010	11.030549	13.450040	21.93%	877
2009	9.017817	11.030549	22.32%	10,360
2008	15.825766	9.017817	-43.02%	324
Rydex Variable Trust - Retailing Fund - Q/NQ
2012	14.550090	16.590215	14.02%	0
2011	14.149756	14.550090	2.83%	369
2010	11.579114	14.149756	22.20%	0
2009	8.221635	11.579114	40.84%	7,231
2008	12.557141	8.221635	-34.53%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2012	14.056534	16.759234	19.23%	940
2011	16.391773	14.056534	-14.25%	309
2010	12.177091	16.391773	34.61%	591
2009	9.354237	12.177091	30.18%	827
2008	19.698843	9.354237	-52.51%	240
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2012	9.535307	12.047058	26.34%	0
2011	10.165822	9.535307	-6.20%	302
2010	8.297085	10.165822	22.52%	0
2009	5.804827	8.297085	42.93%	0
2008	18.570035	5.804827	-68.74%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2012	10.716185	11.856520	10.64%	0
2011	11.094285	10.716185	-3.41%	258
2010	9.086490	11.094285	22.10%	207
2009	6.319804	9.086490	43.78%	2,120
2008	10.755793	6.319804	-41.24%	2,069
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2012	9.840642	11.744785	19.35%	7,712
2011	10.406803	9.840642	-5.44%	6,862
2010	8.857466	10.406803	17.49%	0
2009	5.996934	8.857466	47.70%	1,768
2008	11.961744	5.996934	-49.87%	1,954
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2012	14.870908	16.851775	13.32%	0
2011	15.328916	14.870908	-2.99%	176
2010	11.839994	15.328916	29.47%	0
2009	7.731860	11.839994	53.13%	2,036
2008	12.400701	7.731860	-37.65%	275
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2012	11.309863	12.919518	14.23%	0
2011	12.473546	11.309863	-9.33%	0
2010	10.633013	12.473546	17.31%	0
2009	7.013692	10.633013	51.60%	1,641
2008	12.742631	7.013692	-44.96%	114
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2012	12.600665	13.609089	8.00%	0
2011	12.465096	12.600665	1.09%	0
2010	10.179260	12.465096	22.46%	183
2009	7.781018	10.179260	30.82%	138
2008	12.132400	7.781018	-35.87%	1,692

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2012	10.052712	11.816450	17.54%	248
2011	11.367784	10.052712	-11.57%	220
2010	9.305474	11.367784	22.16%	0
2009	5.872688	9.305474	58.45%	155
2008	10.644713	5.872688	-44.83%	2,098
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2012	5.752554	5.264161	-8.49%	0
2011	6.152758	5.752554	-6.50%	0
2010	6.598138	6.152758	-6.75%	1,184
2009	8.028528	6.598138	-17.82%	0
2008	7.788502	8.028528	3.08%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2012	11.666272	12.756620	9.35%	0
2011	13.156930	11.666272	-11.33%	0
2010	12.026099	13.156930	9.40%	0
2009	7.914644	12.026099	51.95%	8,112
2008	14.848504	7.914644	-46.70%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2012	10.281067	10.526729	2.39%	0
2011	12.299508	10.281067	-16.41%	0
2010	10.999173	12.299508	11.82%	0
2009	8.753176	10.999173	25.66%	0
2008	16.399349	8.753176	-46.62%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2012	12.274059	14.092438	14.81%	245
2011	14.141381	12.274059	-13.20%	0
2010	11.666002	14.141381	21.22%	0
2009	10.177492	11.666002	14.63%	0
2008	13.945240	10.177492	-27.02%	344
Rydex Variable Trust - Utilities Fund - Q/NQ
2012	15.981182	15.779078	-1.26%	0
2011	14.072618	15.981182	13.56%	199
2010	13.483198	14.072618	4.37%	0
2009	12.133604	13.483198	11.12%	0
2008	17.644166	12.133604	-31.23%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2012	9.853483	9.696576	-1.59%	0
2011	10.476052	9.853483	-5.94%	0
2010	11.365576	10.476052	-7.83%	224
2009	10.917948	11.365576	4.10%	0
2008	12.739778	10.917948	-14.30%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	10.242986	11.789661	15.10%	400
2011*	10.000000	10.242986	2.43%	450
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2012	8.235926	10.450160	26.89%	0
2011*	10.000000	8.235926	-17.64%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2012	8.824990	9.797389	11.02%	0
2011*	10.000000	8.824990	-11.75%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	7.639480	7.712078	0.95%	12,996
2011*	10.000000	7.639480	-23.61%	9,392
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2012	9.540487	9.439772	-1.06%	0
2011*	10.000000	9.540487	-4.60%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2012	9.016397	9.976508	10.65%	0
2011*	10.000000	9.016397	-9.84%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	10.560557	11.067736	4.80%	0
2011*	10.000000	10.560557	5.61%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2012	12.318899	13.795169	11.98%	0
2011	12.240492	12.318899	0.64%	0
2010	10.986935	12.240492	11.41%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2012	13.354016	14.932413	11.82%	0
2011	13.544329	13.354016	-1.41%	0
2010	12.234856	13.544329	10.70%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	9.914525	10.640425	7.32%	0
2011	10.541558	9.914525	-5.95%	0
2010*	10.000000	10.541558	5.42%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2012	10.022891	9.576811	-4.45%	0
2011	11.756175	10.022891	-14.74%	0
2010*	10.000000	11.756175	17.56%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2012*	10.000000	10.412851	4.13%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2012	9.029306	9.890304	9.54%	0
2011*	10.000000	9.029306	-9.71%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2012	12.137368	13.865611	14.24%	0
2011	12.348216	12.137368	-1.71%	0
2010	11.010642	12.348216	12.15%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2012	11.943894	13.335898	11.65%	0
2011	12.239653	11.943894	-2.42%	0
2010	10.124692	12.239653	20.89%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2012*	10.000000	10.501683	5.02%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	9.938900	11.187089	12.56%	0
2011	10.342294	9.938900	-3.90%	0
2010*	10.000000	10.342294	3.42%	0
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
2012	9.649450	10.607464	9.93%	0
2011	10.329016	9.649450	-6.58%	0
2010*	10.000000	10.329016	3.29%	0
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
2012	9.745233	10.243989	5.12%	0
2011	10.116035	9.745233	-3.67%	0
2010*	10.000000	10.116035	1.16%	0
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
2012	9.550406	10.255142	7.38%	0
2011	10.067194	9.550406	-5.13%	0
2010*	10.000000	10.067194	0.67%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2012	8.538482	9.475291	10.97%	3,933
2011	9.437021	8.538482	-9.52%	3,994
2010	8.397839	9.437021	12.37%	4,193
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2012	8.935020	9.660786	8.12%	424
2011	9.179666	8.935020	-2.67%	434
2010	8.474272	9.179666	8.32%	439
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2012	8.312080	9.119358	9.71%	2,262
2011	8.890398	8.312080	-6.50%	2,319
2010	8.007770	8.890398	11.02%	2,490
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
2012	8.434928	8.405967	-0.34%	0
2011	9.725631	8.434928	-13.27%	0
2010*	10.000000	9.725631	-2.74%	0
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
2012	8.600568	8.715464	1.34%	1,598
2011	9.506927	8.600568	-9.53%	0
2010*	10.000000	9.506927	-4.93%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2012	7.644232	6.624359	-13.34%	0
2011	8.571275	7.644232	-10.82%	0
2010	9.103930	8.571275	-5.85%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2012	8.308002	8.288520	-0.23%	0
2011	8.233398	8.308002	0.91%	0
2010	7.944667	8.233398	3.63%	0
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
2012	13.209508	13.462961	1.92%	2,154
2011	14.484207	13.209508	-8.80%	183
2010	13.344380	14.484207	8.54%	183
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	9.385942	10.916766	16.31%	0
2011	10.363102	9.385942	-9.43%	0
2010*	10.000000	10.363102	3.63%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2012	9.399217	10.022920	6.64%	0
2011*	10.000000	9.399217	-6.01%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.257723	10.455049	12.93%	0
2011*	10.000000	9.257723	-7.42%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.253357	13.717497	11.95%	0
2011	12.093497	12.253357	1.32%	0
2010	10.949742	12.093497	10.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	9.744197	11.045973	13.36%	0
2011	10.663563	9.744197	-8.62%	0
2010*	10.000000	10.663563	6.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	10.008917	10.848605	8.39%	0
2011	10.394321	10.008917	-3.71%	0
2010*	10.000000	10.394321	3.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.906793	10.987546	10.91%	0
2011	10.512360	9.906793	-5.76%	0
2010*	10.000000	10.512360	5.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.107208	10.603730	4.91%	0
2011	10.211064	10.107208	-1.02%	0
2010*	10.000000	10.211064	2.11%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.958696	10.921409	9.67%	0
2011	10.446750	9.958696	-4.67%	0
2010*	10.000000	10.446750	4.47%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	9.841742	11.005993	11.83%	0
2011	10.577426	9.841742	-6.96%	0
2010*	10.000000	10.577426	5.77%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.057308	10.801218	7.40%	0
2011	10.332009	10.057308	-2.66%	0
2010*	10.000000	10.332009	3.32%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	10.185848	10.648379	4.54%	0
2011*	10.000000	10.185848	1.86%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	8.475478	9.697284	14.42%	0
2011	11.189225	8.475478	-24.25%	0
2010*	10.000000	11.189225	11.89%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
2012	11.768073	11.834176	0.56%	0
2011	11.240590	11.768073	4.69%	0
2010	10.990506	11.240590	2.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
2012	11.069779	12.523659	13.13%	0
2011	11.806335	11.069779	-6.24%	0
2010	10.558309	11.806335	11.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
2012	10.165264	10.861139	6.85%	0
2011	10.324621	10.165264	-1.54%	0
2010*	10.000000	10.324621	3.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
2012	10.075730	11.043000	9.60%	0
2011	10.425570	10.075730	-3.36%	0
2010*	10.000000	10.425570	4.26%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
2012	11.205722	11.500365	2.63%	0
2011	11.152593	11.205722	0.48%	0
2010	10.786961	11.152593	3.39%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
2012	11.371348	12.301190	8.18%	0
2011	11.654929	11.371348	-2.43%	0
2010	10.771945	11.654929	8.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
2012	11.306031	12.550059	11.00%	0
2011	11.837295	11.306031	-4.49%	0
2010	10.740804	11.837295	10.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
2012	11.463778	12.078957	5.37%	0
2011	11.496082	11.463778	-0.28%	0
2010	10.859436	11.496082	5.86%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2012	9.513748	9.284805	-2.41%	442
2011	9.747033	9.513748	-2.39%	32,961
2010	9.986698	9.747033	-2.40%	361
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	9.765239	11.009511	12.74%	0
2011	11.070358	9.765239	-11.79%	0
2010*	10.000000	11.070358	10.70%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.604912	9.821100	14.13%	0
2011	10.545780	8.604912	-18.40%	0
2010*	10.000000	10.545780	5.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	10.101304	11.449498	13.35%	0
2011	10.694897	10.101304	-5.55%	0
2010*	10.000000	10.694897	6.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	9.344702	10.724252	14.76%	0
2011	10.195214	9.344702	-8.34%	0
2010*	10.000000	10.195214	1.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	10.398053	11.634047	11.89%	0
2011	11.149529	10.398053	-6.74%	0
2010*	10.000000	11.149529	11.50%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	10.207170	11.589951	13.55%	0
2011	10.706206	10.207170	-4.66%	0
2010*	10.000000	10.706206	7.06%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
2012	11.789373	13.044931	10.65%	0
2011	12.157941	11.789373	-3.03%	0
2010	9.932751	12.157941	22.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
2012	15.449339	18.180861	17.68%	0
2011	16.690232	15.449339	-7.43%	0
2010	13.510948	16.690232	23.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
2012	15.905411	17.925583	12.70%	0
2011	17.252520	15.905411	-7.81%	0
2010	14.101677	17.252520	22.34%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
2012	11.661064	13.011011	11.58%	0
2011	11.854032	11.661064	-1.63%	0
2010	10.703371	11.854032	10.75%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.882221	9.984274	1.03%	0
2011*	10.000000	9.882221	-1.18%	0
Northern Lights Variable Trust - Mariner Hyman Beck Portfolio: Class 2 Shares - Q/NQ
2012*	10.000000	9.570140	-4.30%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2012*	10.000000	10.152875	1.53%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012	9.464900	10.605015	12.05%	0
2011*	10.000000	9.464900	-5.35%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2012	10.977139	11.262019	2.60%	2,285
2011	12.164122	10.977139	-9.76%	0
2010*	10.000000	12.164122	21.64%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2012	10.907666	12.536518	14.93%	1,058
2011	10.521688	10.907666	3.67%	0
2010*	10.000000	10.521688	5.22%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	11.439204	11.748077	2.70%	0
2011	10.809926	11.439204	5.82%	0
2010*	10.000000	10.809926	8.10%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2012	11.334271	11.820656	4.29%	0
2011	10.806504	11.334271	4.88%	0
2010*	10.000000	10.806504	8.07%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2012	10.593548	11.806191	11.45%	0
2011	10.513348	10.593548	0.76%	0
2010*	10.000000	10.513348	5.13%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	9.750283	10.062833	3.21%	10,349
2011*	10.000000	9.750283	-2.50%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.929965	10.611719	6.87%	0
2011*	10.000000	9.929965	-0.70%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2012	8.290598	9.034507	8.97%	0
2011	11.120338	8.290598	-25.45%	0
2010*	10.000000	11.120338	11.20%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2012	10.271664	11.597899	12.91%	0
2011	10.741702	10.271664	-4.38%	0
2010*	10.000000	10.741702	7.42%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2012	10.838624	12.072062	11.38%	0
2011	10.807842	10.838624	0.28%	0
2010*	10.000000	10.807842	8.08%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2012	7.864694	8.863425	12.70%	0
2011	11.037697	7.864694	-28.75%	0
2010*	10.000000	11.037697	10.38%	0
ProFunds - ProFund VP Banks - Q/NQ
2012	7.405558	9.641789	30.20%	0
2011*	10.000000	7.405558	-25.94%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2012	7.662152	8.112390	5.88%	0
2011*	10.000000	7.662152	-23.38%	0
ProFunds - ProFund VP Bear - Q/NQ
2012	7.922710	6.448782	-18.60%	0
2011	8.908577	7.922710	-11.07%	0
2010*	10.000000	8.908577	-10.91%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Biotechnology - Q/NQ
2012	9.283892	12.749037	37.32%	0
2011*	10.000000	9.283892	-7.16%	0
ProFunds - ProFund VP Bull - Q/NQ
2012	10.047810	11.168098	11.15%	0
2011	10.294298	10.047810	-2.39%	0
2010*	10.000000	10.294298	2.94%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2012	9.813252	10.617254	8.19%	1,279
2011*	10.000000	9.813252	-1.87%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2012	9.565352	11.398426	19.16%	1,203
2011*	10.000000	9.565352	-4.35%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2012	8.567319	8.910534	4.01%	0
2011	10.931727	8.567319	-21.63%	0
2010*	10.000000	10.931727	9.32%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2012	9.354644	10.644826	13.79%	0
2011	10.519020	9.354644	-11.07%	0
2010*	10.000000	10.519020	5.19%	0
ProFunds - ProFund VP Financials - Q/NQ
2012	8.213464	9.998374	21.73%	0
2011*	10.000000	8.213464	-17.87%	0
ProFunds - ProFund VP Health Care - Q/NQ
2012	9.530812	10.920596	14.58%	0
2011*	10.000000	9.530812	-4.69%	0
ProFunds - ProFund VP Industrials - Q/NQ
2012	8.667326	9.795368	13.01%	0
2011*	10.000000	8.667326	-13.33%	0
ProFunds - ProFund VP International - Q/NQ
2012	9.014314	10.199272	13.15%	0
2011	10.781765	9.014314	-16.39%	0
2010*	10.000000	10.781765	7.82%	0
ProFunds - ProFund VP Internet - Q/NQ
2012	8.395403	9.812864	16.88%	0
2011*	10.000000	8.395403	-16.05%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Japan - Q/NQ
2012	7.043557	8.451733	19.99%	0
2011	8.858963	7.043557	-20.49%	0
2010*	10.000000	8.858963	-11.41%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2012	10.591778	12.014955	13.44%	0
2011	10.695995	10.591778	-0.97%	0
2010*	10.000000	10.695995	6.96%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2012	10.966726	11.012987	0.42%	0
2011	10.989017	10.966726	-0.20%	0
2010*	10.000000	10.989017	9.89%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2012	10.318017	11.263596	9.16%	0
2011*	10.000000	10.318017	3.18%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2012	8.221953	6.856850	-16.60%	0
2011*	10.000000	8.221953	-17.78%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2012	9.206819	10.528453	14.35%	0
2011*	10.000000	9.206819	-7.93%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2012	5.331441	4.842252	-9.18%	0
2011	8.740078	5.331441	-39.00%	0
2010*	10.000000	8.740078	-12.60%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2012	8.746133	8.179766	-6.48%	0
2011*	10.000000	8.746133	-12.54%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2012	8.935252	7.582698	-15.14%	0
2011	8.272424	8.935252	8.01%	0
2010*	10.000000	8.272424	-17.28%	0
ProFunds - ProFund VP Short International - Q/NQ
2012	8.421251	6.562009	-22.08%	0
2011	8.474940	8.421251	-0.63%	0
2010*	10.000000	8.474940	-15.25%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2012	7.523457	5.962271	-20.75%	0
2011	8.610037	7.523457	-12.62%	0
2010*	10.000000	8.610037	-13.90%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Technology - Q/NQ
2012	9.207426	9.912205	7.65%	0
2011*	10.000000	9.207426	-7.93%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2012	9.447997	10.743874	13.72%	0
2011*	10.000000	9.447997	-5.52%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2012	14.647584	14.434219	-1.46%	0
2011	10.456858	14.647584	40.08%	0
2010*	10.000000	10.456858	4.57%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2012	10.896419	14.223969	30.54%	0
2011	11.298775	10.896419	-3.56%	0
2010*	10.000000	11.298775	12.99%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2012	5.565387	3.518207	-36.78%	0
2011	7.326883	5.565387	-24.04%	0
2010*	10.000000	7.326883	-26.73%	0
ProFunds - ProFund VP Utilities - Q/NQ
2012	10.736275	10.492806	-2.27%	0
2011*	10.000000	10.736275	7.36%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2012	4.522032	5.482057	21.23%	321
2011	5.957523	4.522032	-24.10%	0
2010	5.399884	5.957523	10.33%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2012	19.998066	21.609943	8.06%	38
2011	24.526086	19.998066	-18.46%	0
2010	19.837262	24.526086	23.64%	83
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2012	14.017670	18.603232	32.71%	87
2011	12.986230	14.017670	7.94%	0
2010	12.019151	12.986230	8.05%	142
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2012	4.700959	4.523253	-3.78%	464
2011	5.159094	4.700959	-8.88%	464
2010	4.892985	5.159094	5.44%	464

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2012	17.272979	18.382576	6.42%	131
2011	15.555754	17.272979	11.04%	91
2010	13.589439	15.555754	14.47%	103
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2012	8.723677	9.973561	14.33%	768
2011	8.193129	8.723677	6.48%	768
2010	6.737820	8.193129	21.60%	635
Rydex Variable Trust - Electronics Fund - Q/NQ
2012	7.463562	7.360505	-1.38%	0
2011	9.156569	7.463562	-18.49%	0
2010	8.563350	9.156569	6.93%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2012	21.616239	21.603037	-0.06%	105
2011	23.522499	21.616239	-8.10%	99
2010	20.243440	23.522499	16.20%	66
Rydex Variable Trust - Energy Services Fund - Q/NQ
2012	19.082973	18.698968	-2.01%	0
2011	21.554618	19.082973	-11.47%	0
2010	17.520559	21.554618	23.02%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2012	8.942777	10.618101	18.73%	0
2011	10.796791	8.942777	-17.17%	0
2010	12.398133	10.796791	-12.92%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2012	6.753123	8.085711	19.73%	217
2011	8.132703	6.753123	-16.96%	0
2010	7.285987	8.132703	11.62%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2012	15.077230	15.156634	0.53%	178
2011	10.917821	15.077230	38.10%	186
2010	10.159864	10.917821	7.46%	188
Rydex Variable Trust - Health Care Fund - Q/NQ
2012	12.937517	14.793590	14.35%	111
2011	12.661426	12.937517	2.18%	0
2010	12.150199	12.661426	4.21%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2012	14.767434	17.197538	16.46%	0
2011	17.178127	14.767434	-14.03%	0
2010	14.572957	17.178127	17.88%	50

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2012	2.406678	1.821293	-24.32%	0
2011	3.381175	2.406678	-28.82%	0
2010	4.969886	3.381175	-31.97%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2012	3.779744	3.460267	-8.45%	0
2011	5.567154	3.779744	-32.11%	0
2010	6.542083	5.567154	-14.90%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2012	3.812027	3.037198	-20.33%	0
2011	4.214652	3.812027	-9.55%	0
2010	5.780234	4.214652	-27.09%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2012	3.033385	2.408382	-20.60%	0
2011	3.456041	3.033385	-12.23%	0
2010	4.497690	3.456041	-23.16%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2012	3.579632	2.859230	-20.13%	0
2011	3.969677	3.579632	-9.83%	0
2010	5.619985	3.969677	-29.36%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2012	4.294989	3.479846	-18.98%	10,641
2011	4.837856	4.294989	-11.22%	106
2010	5.969255	4.837856	-18.95%	106
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2012	9.966025	11.681662	17.21%	0
2011	14.370912	9.966025	-30.65%	0
2010	12.722913	14.370912	12.95%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2012	13.613298	16.118503	18.40%	53
2011	13.613638	13.613298	0.00%	0
2010	10.700886	13.613638	27.22%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2012	16.025210	19.444797	21.34%	0
2011	17.767692	16.025210	-9.81%	90
2010	13.234265	17.767692	34.26%	215
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2012	14.855897	19.446400	30.90%	0
2011	15.324040	14.855897	-3.05%	0
2010	11.468361	15.324040	33.62%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2012	14.884230	16.962449	13.96%	0
2011	14.925674	14.884230	-0.28%	0
2010	12.906593	14.925674	15.64%	131
Rydex Variable Trust - Nova Fund - Q/NQ
2012	10.841421	12.934457	19.31%	262
2011	11.238707	10.841421	-3.53%	137
2010	9.598368	11.238707	17.09%	256
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2012	18.098216	16.938990	-6.41%	213
2011	24.448928	18.098216	-25.98%	194
2010	18.141747	24.448928	34.77%	243
Rydex Variable Trust - Real Estate Fund - Q/NQ
2012	13.372906	15.445479	15.50%	0
2011	13.397624	13.372906	-0.18%	0
2010	10.993172	13.397624	21.87%	137
Rydex Variable Trust - Retailing Fund - Q/NQ
2012	14.485978	16.508637	13.96%	0
2011	14.094598	14.485978	2.78%	51
2010	11.539884	14.094598	22.14%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2012	13.994551	16.676773	19.17%	447
2011	16.327847	13.994551	-14.29%	449
2010	12.135808	16.327847	34.54%	405
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2012	9.493277	11.987810	26.28%	0
2011	10.126179	9.493277	-6.25%	0
2010	8.268953	10.126179	22.46%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2012	10.674181	11.803982	10.58%	0
2011	11.056455	10.674181	-3.46%	0
2010	9.060142	11.056455	22.03%	79
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2012	9.802105	11.692796	19.29%	0
2011	10.371355	9.802105	-5.49%	0
2010	8.831814	10.371355	17.43%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2012	14.812644	16.777145	13.26%	0
2011	15.276668	14.812644	-3.04%	0
2010	11.805686	15.276668	29.40%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2012	11.265605	12.862373	14.17%	0
2011	12.431089	11.265605	-9.38%	0
2010	10.602240	12.431089	17.25%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2012	12.551286	13.548811	7.95%	0
2011	12.422597	12.551286	1.04%	0
2010	10.149747	12.422597	22.39%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2012	10.013314	11.764106	17.48%	0
2011	11.329026	10.013314	-11.61%	0
2010	9.278496	11.329026	22.10%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2012	5.734182	5.244667	-8.54%	0
2011	6.136245	5.734182	-6.55%	0
2010	6.583808	6.136245	-6.80%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2012	11.614868	12.693898	9.29%	0
2011	13.105646	11.614868	-11.38%	60
2010	11.985357	13.105646	9.35%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2012	10.235750	10.474958	2.34%	0
2011	12.251562	10.235750	-16.45%	0
2010	10.961909	12.251562	11.76%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2012	12.219918	14.023080	14.76%	0
2011	14.086214	12.219918	-13.25%	0
2010	11.626446	14.086214	21.16%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2012	15.910774	15.701504	-1.32%	48
2011	14.017778	15.910774	13.50%	51
2010	13.437528	14.017778	4.32%	56
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2012	9.822018	9.660656	-1.64%	0
2011	10.447943	9.822018	-5.99%	0
2010	11.340894	10.447943	-7.87%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	10.239514	11.779613	15.04%	0
2011*	10.000000	10.239514	2.40%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2012	8.233121	10.441218	26.82%	0
2011*	10.000000	8.233121	-17.67%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2012	8.821991	9.789030	10.96%	0
2011*	10.000000	8.821991	-11.78%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	7.636867	7.705481	0.90%	1,781
2011*	10.000000	7.636867	-23.63%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2012	9.537244	9.431707	-1.11%	0
2011*	10.000000	9.537244	-4.63%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2012	9.013328	9.967980	10.59%	0
2011*	10.000000	9.013328	-9.87%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	10.556962	11.058275	4.75%	7,715
2011*	10.000000	10.556962	5.57%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2012	8.912809	9.975772	11.93%	801
2011	8.860607	8.912809	0.59%	0
2010	7.957258	8.860607	11.35%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2012	9.529475	10.650355	11.76%	3,663
2011	9.670228	9.529475	-1.46%	0
2010	8.739779	9.670228	10.65%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	9.906093	10.625920	7.27%	1,450
2011	10.537980	9.906093	-6.00%	6,679
2010*	10.000000	10.537980	5.38%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2012	10.014356	9.563737	-4.50%	0
2011	11.752182	10.014356	-14.79%	0
2010*	10.000000	11.752182	17.52%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2012*	10.000000	10.409294	4.09%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2012	9.026239	9.881869	9.48%	0
2011*	10.000000	9.026239	-9.74%	2,357
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2012	8.688495	9.920562	14.18%	3,954
2011	8.843956	8.688495	-1.76%	867
2010	7.890012	8.843956	12.09%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2012	9.518387	10.622258	11.60%	7,665
2011	9.759086	9.518387	-2.47%	1,701
2010	8.076895	9.759086	20.83%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2012*	10.000000	10.498106	4.98%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	9.930443	11.171834	12.50%	742
2011	10.338785	9.930443	-3.95%	742
2010*	10.000000	10.338785	3.39%	0
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
2012	9.641258	10.593022	9.87%	0
2011	10.325515	9.641258	-6.63%	0
2010*	10.000000	10.325515	3.26%	0
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
2012	9.736928	10.229992	5.06%	0
2011	10.112592	9.736928	-3.71%	0
2010*	10.000000	10.112592	1.13%	0
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
2012	9.542294	10.241174	7.32%	0
2011	10.063777	9.542294	-5.18%	0
2010*	10.000000	10.063777	0.64%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2012	8.516319	9.445842	10.91%	42,143
2011	9.417335	8.516319	-9.57%	103,425
2010	8.384617	9.417335	12.32%	110,932
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2012	8.911834	9.630761	8.07%	3,871
2011	9.160542	8.911834	-2.71%	12,757
2010	8.460939	9.160542	8.27%	2,968
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2012	8.292204	9.092889	9.66%	15,685
2011	8.873672	8.292204	-6.55%	36,845
2010	7.996803	8.873672	10.97%	40,751
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
2012	8.427759	8.394510	-0.39%	0
2011	9.722337	8.427759	-13.32%	0
2010*	10.000000	9.722337	-2.78%	0
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
2012	8.593252	8.703578	1.28%	0
2011	9.503702	8.593252	-9.58%	0
2010*	10.000000	9.503702	-4.96%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2012	7.632298	6.610615	-13.39%	0
2011	8.562274	7.632298	-10.86%	144
2010	9.099021	8.562274	-5.90%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2012	8.106764	8.083608	-0.29%	237
2011	8.038078	8.106764	0.85%	374
2010	7.760161	8.038078	3.58%	237
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
2012	8.820928	8.985557	1.87%	290
2011	9.677080	8.820928	-8.85%	0
2010	8.920119	9.677080	8.49%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	9.377960	10.901880	16.25%	10,421
2011	10.359589	9.377960	-9.48%	22,176
2010*	10.000000	10.359589	3.60%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2012	9.396014	10.014356	6.58%	0
2011*	10.000000	9.396014	-6.04%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.254575	10.446123	12.88%	14,964
2011*	10.000000	9.254575	-7.45%	3,940
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	11.971500	13.395082	11.89%	4,905
2011	11.821365	11.971500	1.27%	3,252
2010	10.708827	11.821365	10.39%	7,771
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	9.735903	11.030900	13.30%	0
2011	10.659947	9.735903	-8.67%	0
2010*	10.000000	10.659947	6.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	10.000417	10.833816	8.33%	0
2011	10.390801	10.000417	-3.76%	7,664
2010*	10.000000	10.390801	3.91%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.898370	10.972568	10.85%	0
2011	10.508789	9.898370	-5.81%	0
2010*	10.000000	10.508789	5.09%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.098598	10.589266	4.86%	0
2011	10.207595	10.098598	-1.07%	0
2010*	10.000000	10.207595	2.08%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.950232	10.906526	9.61%	0
2011	10.443210	9.950232	-4.72%	0
2010*	10.000000	10.443210	4.43%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	9.833381	10.991003	11.77%	0
2011	10.573840	9.833381	-7.00%	0
2010*	10.000000	10.573840	5.74%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.048757	10.786479	7.34%	0
2011	10.328500	10.048757	-2.71%	0
2010*	10.000000	10.328500	3.29%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	10.182390	10.639301	4.49%	1,735
2011*	10.000000	10.182390	1.82%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	8.468265	9.684063	14.36%	0
2011	11.185422	8.468265	-24.29%	0
2010*	10.000000	11.185422	11.85%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
2012	11.895142	11.955816	0.51%	3,901
2011	11.367777	11.895142	4.64%	3,901
2010	11.120549	11.367777	2.22%	1,602
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
2012	9.095538	10.284847	13.08%	0
2011	9.705696	9.095538	-6.29%	0
2010	8.684170	9.705696	11.76%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
2012	10.156620	10.846326	6.79%	0
2011	10.321120	10.156620	-1.59%	0
2010*	10.000000	10.321120	3.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
2012	10.067162	11.027939	9.54%	0
2011	10.422030	10.067162	-3.40%	0
2010*	10.000000	10.422030	4.22%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
2012	10.708650	10.984580	2.58%	0
2011	10.663333	10.708650	0.42%	0
2010	10.319028	10.663333	3.34%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
2012	10.059318	10.876288	8.12%	1,469
2011	10.315436	10.059318	-2.48%	0
2010	9.538823	10.315436	8.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
2012	9.581399	10.630191	10.95%	0
2011	10.036766	9.581399	-4.54%	0
2010	9.111709	10.036766	10.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
2012	10.530502	11.089910	5.31%	0
2011	10.565578	10.530502	-0.33%	0
2010	9.985574	10.565578	5.81%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2012	9.503749	9.270278	-2.46%	46,241
2011	9.741767	9.503749	-2.44%	91,117
2010	9.986418	9.741767	-2.45%	67,528
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	9.756930	10.994494	12.68%	735
2011	11.066603	9.756930	-11.83%	0
2010*	10.000000	11.066603	10.67%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.597582	9.807696	14.08%	0
2011	10.542196	8.597582	-18.45%	0
2010*	10.000000	10.542196	5.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	10.092714	11.433895	13.29%	0
2011	10.691268	10.092714	-5.60%	0
2010*	10.000000	10.691268	6.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	9.336731	10.709604	14.70%	0
2011	10.191742	9.336731	-8.39%	0
2010*	10.000000	10.191742	1.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	10.389219	11.618185	11.83%	0
2011	11.145747	10.389219	-6.79%	0
2010*	10.000000	11.145747	11.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	10.198486	11.574145	13.49%	0
2011	10.702571	10.198486	-4.71%	0
2010*	10.000000	10.702571	7.03%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
2012	7.908679	8.746452	10.59%	0
2011	8.160096	7.908679	-3.08%	0
2010	6.670015	8.160096	22.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
2012	9.028218	10.619000	17.62%	0
2011	9.758364	9.028218	-7.48%	0
2010	7.903560	9.758364	23.47%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
2012	9.224508	10.390788	12.64%	0
2011	10.010895	9.224508	-7.86%	0
2010	8.186792	10.010895	22.28%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
2012	8.687414	9.688138	11.52%	0
2011	8.835696	8.687414	-1.68%	0
2010	7.982115	8.835696	10.69%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.878864	9.975762	0.98%	2,302
2011*	10.000000	9.878864	-1.21%	0
Northern Lights Variable Trust - Mariner Hyman Beck Portfolio: Class 2 Shares - Q/NQ
2012*	10.000000	9.567423	-4.33%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2012*	10.000000	10.149985	1.50%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012	9.461672	10.595947	11.99%	938
2011*	10.000000	9.461672	-5.38%	11,142
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2012	10.967800	11.246664	2.54%	0
2011	12.159995	10.967800	-9.80%	379
2010*	10.000000	12.159995	21.60%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2012	10.898398	12.519442	14.87%	6,713
2011	10.518116	10.898398	3.62%	0
2010*	10.000000	10.518116	5.18%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	11.429428	11.732003	2.65%	313
2011	10.806207	11.429428	5.77%	0
2010*	10.000000	10.806207	8.06%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2012	11.324620	11.804521	4.24%	3,002
2011	10.802830	11.324620	4.83%	0
2010*	10.000000	10.802830	8.03%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2012	10.584541	11.790087	11.39%	8,281
2011	10.509776	10.584541	0.71%	0
2010*	10.000000	10.509776	5.10%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	9.746934	10.054211	3.15%	11,772
2011*	10.000000	9.746934	-2.53%	8,956
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.926600	10.602684	6.81%	14,544
2011*	10.000000	9.926600	-0.73%	2,193
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2012	8.283552	9.022201	8.92%	0
2011	11.116571	8.283552	-25.48%	0
2010*	10.000000	11.116571	11.17%	509
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2012	10.262886	11.582027	12.85%	1,580
2011	10.738011	10.262886	-4.42%	1,580
2010*	10.000000	10.738011	7.38%	998
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2012	10.829408	12.055596	11.32%	3,758
2011	10.804171	10.829408	0.23%	0
2010*	10.000000	10.804171	8.04%	1,476
ProFunds - ProFund VP Asia 30 - Q/NQ
2012	7.858002	8.851339	12.64%	0
2011	11.033950	7.858002	-28.78%	0
2010*	10.000000	11.033950	10.34%	0
ProFunds - ProFund VP Banks - Q/NQ
2012	7.403034	9.633548	30.13%	0
2011*	10.000000	7.403034	-25.97%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2012	7.659535	8.105459	5.82%	0
2011*	10.000000	7.659535	-23.40%	0
ProFunds - ProFund VP Bear - Q/NQ
2012	7.915960	6.439976	-18.65%	0
2011	8.905549	7.915960	-11.11%	0
2010*	10.000000	8.905549	-10.94%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Biotechnology - Q/NQ
2012	9.280736	12.738173	37.25%	0
2011*	10.000000	9.280736	-7.19%	0
ProFunds - ProFund VP Bull - Q/NQ
2012	10.039275	11.152897	11.09%	34,651
2011	10.290809	10.039275	-2.44%	27,175
2010*	10.000000	10.290809	2.91%	17,064
ProFunds - ProFund VP Consumer Goods - Q/NQ
2012	9.809914	10.608194	8.14%	175
2011*	10.000000	9.809914	-1.90%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2012	9.562096	11.388697	19.10%	0
2011*	10.000000	9.562096	-4.38%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2012	8.560029	8.898387	3.95%	1,276
2011	10.928021	8.560029	-21.67%	0
2010*	10.000000	10.928021	9.28%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2012	9.346673	10.630298	13.73%	0
2011	10.515448	9.346673	-11.11%	0
2010*	10.000000	10.515448	5.15%	0
ProFunds - ProFund VP Financials - Q/NQ
2012	8.210669	9.989837	21.67%	481
2011*	10.000000	8.210669	-17.89%	0
ProFunds - ProFund VP Health Care - Q/NQ
2012	9.527571	10.911269	14.52%	0
2011*	10.000000	9.527571	-4.72%	0
ProFunds - ProFund VP Industrials - Q/NQ
2012	8.664387	9.787015	12.96%	1,268
2011*	10.000000	8.664387	-13.36%	0
ProFunds - ProFund VP International - Q/NQ
2012	9.006649	10.185370	13.09%	8,595
2011	10.778111	9.006649	-16.44%	0
2010*	10.000000	10.778111	7.78%	0
ProFunds - ProFund VP Internet - Q/NQ
2012	8.392539	9.804481	16.82%	0
2011*	10.000000	8.392539	-16.07%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Japan - Q/NQ
2012	7.037556	8.440186	19.93%	0
2011	8.855953	7.037556	-20.53%	0
2010*	10.000000	8.855953	-11.44%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2012	10.582764	11.998566	13.38%	7,420
2011	10.692363	10.582764	-1.03%	6,452
2010*	10.000000	10.692363	6.92%	5,741
ProFunds - ProFund VP Oil & Gas - Q/NQ
2012	10.957397	10.997976	0.37%	834
2011	10.985279	10.957397	-0.25%	0
2010*	10.000000	10.985279	9.85%	1,447
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2012	10.314509	11.253975	9.11%	2,058
2011*	10.000000	10.314509	3.15%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2012	8.219155	6.850996	-16.65%	646
2011*	10.000000	8.219155	-17.81%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2012	9.203691	10.519474	14.30%	401
2011*	10.000000	9.203691	-7.96%	2,447
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2012	5.326905	4.835641	-9.22%	2,176
2011	8.737106	5.326905	-39.03%	0
2010*	10.000000	8.737106	-12.63%	894
ProFunds - ProFund VP Semiconductor - Q/NQ
2012	8.743159	8.172787	-6.52%	0
2011*	10.000000	8.743159	-12.57%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2012	8.927651	7.572353	-15.18%	0
2011	8.269616	8.927651	7.96%	1,969
2010*	10.000000	8.269616	-17.30%	0
ProFunds - ProFund VP Short International - Q/NQ
2012	8.414091	6.553060	-22.12%	0
2011	8.472058	8.414091	-0.68%	4,442
2010*	10.000000	8.472058	-15.28%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2012	7.517043	5.954108	-20.79%	0
2011	8.607107	7.517043	-12.66%	295
2010*	10.000000	8.607107	-13.93%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Technology - Q/NQ
2012	9.204296	9.903758	7.60%	0
2011*	10.000000	9.204296	-7.96%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2012	9.444783	10.734687	13.66%	0
2011*	10.000000	9.444783	-5.55%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2012	14.635127	14.414542	-1.51%	0
2011	10.453310	14.635127	40.00%	308
2010*	10.000000	10.453310	4.53%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2012	10.887140	14.204565	30.47%	268
2011	11.294937	10.887140	-3.61%	0
2010*	10.000000	11.294937	12.95%	230
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2012	5.560648	3.513400	-36.82%	1,031
2011	7.324392	5.560648	-24.08%	0
2010*	10.000000	7.324392	-26.76%	0
ProFunds - ProFund VP Utilities - Q/NQ
2012	10.732626	10.483851	-2.32%	8,177
2011*	10.000000	10.732626	7.33%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2012	3.433989	4.160872	21.17%	7,240
2011	4.526398	3.433989	-24.13%	2,223
2010	4.104812	4.526398	10.27%	2,223
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2012	11.815375	12.761158	8.00%	1,456
2011	14.498070	11.815375	-18.50%	1,022
2010	11.732376	14.498070	23.57%	5,452
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2012	10.598252	14.058019	32.64%	1,436
2011	9.823421	10.598252	7.89%	0
2010	9.096533	9.823421	7.99%	4,299
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2012	5.712419	5.493661	-3.83%	1,875
2011	6.272330	5.712419	-8.93%	1,875
2010	5.951846	6.272330	5.38%	2,727

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2012	13.500483	14.360362	6.37%	3,400
2011	12.164521	13.500483	10.98%	738
2010	10.632320	12.164521	14.41%	541
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2012	8.106275	9.262957	14.27%	2,534
2011	7.617169	8.106275	6.42%	4,997
2010	6.267369	7.617169	21.54%	2,993
Rydex Variable Trust - Electronics Fund - Q/NQ
2012	6.038772	5.952324	-1.43%	731
2011	7.412373	6.038772	-18.53%	731
2010	6.935705	7.412373	6.87%	2,071
Rydex Variable Trust - Energy Fund - Q/NQ
2012	10.411397	10.399694	-0.11%	1,871
2011	11.335335	10.411397	-8.15%	3,384
2010	9.760164	11.335335	16.14%	2,505
Rydex Variable Trust - Energy Services Fund - Q/NQ
2012	9.774146	9.572553	-2.06%	824
2011	11.045757	9.774146	-11.51%	1,443
2010	8.983084	11.045757	22.96%	2,857
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2012	5.523629	6.555049	18.67%	0
2011	6.672207	5.523629	-17.21%	0
2010	7.665739	6.672207	-12.96%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2012	4.770216	5.708598	19.67%	4,722
2011	5.747651	4.770216	-17.01%	892
2010	5.151878	5.747651	11.56%	892
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2012	14.426719	14.495240	0.47%	226
2011	10.452117	14.426719	38.03%	630
2010	9.731483	10.452117	7.41%	405
Rydex Variable Trust - Health Care Fund - Q/NQ
2012	9.784760	11.182778	14.29%	6,507
2011	9.580852	9.784760	2.13%	252
2010	9.198723	9.580852	4.15%	252
Rydex Variable Trust - Internet Fund - Q/NQ
2012	9.906062	11.530268	16.40%	0
2011	11.529073	9.906062	-14.08%	0
2010	9.785627	11.529073	17.82%	1,636

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2012	2.981611	2.255222	-24.36%	1,597
2011	4.191045	2.981611	-28.86%	3,263
2010	6.163463	4.191045	-32.00%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2012	4.450751	4.072462	-8.50%	0
2011	6.558828	4.450751	-32.14%	0
2010	7.711375	6.558828	-14.95%	1,196
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2012	5.128705	4.084142	-20.37%	0
2011	5.673302	5.128705	-9.60%	639
2010	7.784729	5.673302	-27.12%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2012	4.811761	3.818367	-20.65%	0
2011	5.485012	4.811761	-12.27%	448
2010	7.141847	5.485012	-23.20%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2012	4.852105	3.873625	-20.17%	0
2011	5.383542	4.852105	-9.87%	900
2010	7.625551	5.383542	-29.40%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2012	6.315784	5.114484	-19.02%	0
2011	7.117727	6.315784	-11.27%	7,829
2010	8.786818	7.117727	-19.00%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2012	5.622363	6.586858	17.15%	0
2011	8.111549	5.622363	-30.69%	0
2010	7.185037	8.111549	12.90%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2012	9.074506	10.738934	18.34%	1,881
2011	9.079370	9.074506	-0.05%	566
2010	7.140407	9.079370	27.15%	566
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2012	8.058798	9.773436	21.28%	4,935
2011	8.939636	8.058798	-9.85%	7,050
2010	6.662095	8.939636	34.19%	14,846
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2012	9.181212	12.012067	30.83%	2,074
2011	9.475374	9.181212	-3.10%	768
2010	7.094903	9.475374	33.55%	768

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2012	11.352182	12.930594	13.90%	1,305
2011	11.389613	11.352182	-0.33%	1,048
2010	9.853923	11.389613	15.58%	3,861
Rydex Variable Trust - Nova Fund - Q/NQ
2012	7.286443	8.688691	19.24%	3,496
2011	7.557314	7.286443	-3.58%	4,191
2010	6.457588	7.557314	17.03%	10,548
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2012	10.988762	10.279624	-6.45%	1,849
2011	14.852353	10.988762	-26.01%	6,628
2010	11.026475	14.852353	34.70%	8,986
Rydex Variable Trust - Real Estate Fund - Q/NQ
2012	7.879342	9.095839	15.44%	9,746
2011	7.897936	7.879342	-0.24%	0
2010	6.483824	7.897936	21.81%	3,928
Rydex Variable Trust - Retailing Fund - Q/NQ
2012	10.274261	11.702827	13.90%	0
2011	10.001792	10.274261	2.72%	1,422
2010	8.193108	10.001792	22.08%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2012	6.817713	8.120240	19.11%	2,541
2011	7.958488	6.817713	-14.33%	8,664
2010	5.918240	7.958488	34.47%	6,697
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2012	5.732883	7.235585	26.21%	6,264
2011	6.118222	5.732883	-6.30%	8,101
2010	4.998640	6.118222	22.40%	5,190
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2012	10.220731	11.296733	10.53%	5,720
2011	10.592174	10.220731	-3.51%	597
2010	8.684130	10.592174	21.97%	3,553
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2012	8.370577	9.980026	19.23%	1,080
2011	8.861227	8.370577	-5.54%	680
2010	7.549705	8.861227	17.37%	316
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2012	12.211247	13.823640	13.20%	5,641
2011	12.600221	12.211247	-3.09%	518
2010	9.742335	12.600221	29.33%	247

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2012	8.875984	10.128845	14.12%	0
2011	9.799266	8.875984	-9.42%	0
2010	8.361889	9.799266	17.19%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2012	10.168742	10.971277	7.89%	1,193
2011	10.069631	10.168742	0.98%	500
2010	8.231492	10.069631	22.33%	500
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2012	7.820660	9.183357	17.42%	2,531
2011	8.852796	7.820660	-11.66%	2,282
2010	7.254162	8.852796	22.04%	332
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2012	5.652449	5.167251	-8.58%	0
2011	6.051863	5.652449	-6.60%	406
2010	6.496604	6.051863	-6.85%	2,572
Rydex Variable Trust - Technology Fund - Q/NQ
2012	8.353375	9.124719	9.23%	3,361
2011	9.430360	8.353375	-11.42%	1,671
2010	8.628673	9.430360	9.29%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2012	7.129137	7.291992	2.28%	0
2011	8.537511	7.129137	-16.50%	0
2010	7.642716	8.537511	11.71%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2012	7.753240	8.892729	14.70%	0
2011	8.941929	7.753240	-13.29%	0
2010	7.384253	8.941929	21.09%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2012	11.411015	11.255141	-1.37%	1,438
2011	10.058517	11.411015	13.45%	1,716
2010	9.647082	10.058517	4.26%	1,380
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2012	10.002696	9.833301	-1.69%	0
2011	10.645588	10.002696	-6.04%	0
2010	11.561374	10.645588	-7.92%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	10.236034	11.769561	14.98%	654
2011*	10.000000	10.236034	2.36%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2012	8.230326	10.432328	26.75%	1,025
2011*	10.000000	8.230326	-17.70%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2012	8.818984	9.780677	10.90%	0
2011*	10.000000	8.818984	-11.81%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	7.634275	7.698913	0.85%	1,760
2011*	10.000000	7.634275	-23.66%	1,662
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2012	9.534001	9.423667	-1.16%	0
2011*	10.000000	9.534001	-4.66%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2012	9.010263	9.959482	10.53%	0
2011*	10.000000	9.010263	-9.90%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	10.553384	11.048852	4.69%	20,256
2011*	10.000000	10.553384	5.53%	20,424
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2012	8.886041	9.940702	11.87%	0
2011	8.838503	8.886041	0.54%	0
2010	7.941480	8.838503	11.30%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2012	9.500874	10.612931	11.70%	0
2011	9.646136	9.500874	-1.51%	0
2010	8.722469	9.646136	10.59%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	9.897656	10.611419	7.21%	0
2011	10.534391	9.897656	-6.04%	0
2010*	10.000000	10.534391	5.34%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2012	10.005843	9.550693	-4.55%	0
2011	11.748196	10.005843	-14.83%	0
2010*	10.000000	11.748196	17.48%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2012*	10.000000	10.405740	4.06%	21,846
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2012	9.023166	9.873431	9.42%	0
2011*	10.000000	9.023166	-9.77%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2012	8.662414	9.885703	14.12%	0
2011	8.821917	8.662414	-1.81%	0
2010	7.874379	8.821917	12.03%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2012	9.489796	10.584908	11.54%	0
2011	9.734745	9.489796	-2.52%	0
2010	8.060874	9.734745	20.77%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2012*	10.000000	10.494510	4.95%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	9.921983	11.156577	12.44%	0
2011	10.335263	9.921983	-4.00%	0
2010*	10.000000	10.335263	3.35%	0
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
2012	9.633044	10.578560	9.82%	0
2011	10.322008	9.633044	-6.67%	458
2010*	10.000000	10.322008	3.22%	470
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
2012	9.728638	10.216043	5.01%	0
2011	10.109159	9.728638	-3.76%	0
2010*	10.000000	10.109159	1.09%	0
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
2012	9.534175	10.227216	7.27%	0
2011	10.060364	9.534175	-5.23%	0
2010*	10.000000	10.060364	0.60%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2012	8.494200	9.416469	10.86%	33,283
2011	9.397694	8.494200	-9.61%	23,844
2010	8.371415	9.397694	12.26%	22,725
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2012	8.888722	9.600853	8.01%	74,824
2011	9.141456	8.888722	-2.76%	56,055
2010	8.447642	9.141456	8.21%	39,681
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2012	8.272390	9.066494	9.60%	31,401
2011	8.857012	8.272390	-6.60%	20,448
2010	7.985882	8.857012	10.91%	20,151
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
2012	8.420580	8.383052	-0.45%	9,882
2011	9.719027	8.420580	-13.36%	57,331
2010*	10.000000	9.719027	-2.81%	5,434
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
2012	8.585942	8.691712	1.23%	1,630
2011	9.500472	8.585942	-9.63%	1,630
2010*	10.000000	9.500472	-5.00%	1,630
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2012	7.620377	6.596899	-13.43%	0
2011	8.553267	7.620377	-10.91%	0
2010	9.094112	8.553267	-5.95%	2,682

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2012	8.082407	8.055177	-0.34%	0
2011	8.018027	8.082407	0.80%	0
2010	7.744778	8.018027	3.53%	3,597
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
2012	8.794436	8.953968	1.81%	0
2011	9.652953	8.794436	-8.89%	0
2010	8.902440	9.652953	8.43%	1,125
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	9.369982	10.887014	16.19%	0
2011	10.356074	9.369982	-9.52%	2,106
2010*	10.000000	10.356074	3.56%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2012	9.392816	10.005805	6.53%	0
2011*	10.000000	9.392816	-6.07%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.251430	10.437219	12.82%	0
2011*	10.000000	9.251430	-7.49%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	11.935574	13.348023	11.83%	0
2011	11.791909	11.935574	1.22%	0
2010	10.687624	11.791909	10.33%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	9.727618	11.015861	13.24%	0
2011	10.656326	9.727618	-8.72%	0
2010*	10.000000	10.656326	6.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.991890	10.819019	8.28%	0
2011	10.387259	9.991890	-3.81%	444
2010*	10.000000	10.387259	3.87%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.889941	10.957596	10.80%	0
2011	10.505217	9.889941	-5.86%	0
2010*	10.000000	10.505217	5.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.090008	10.574817	4.80%	0
2011	10.204128	10.090008	-1.12%	0
2010*	10.000000	10.204128	2.04%	12,534

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.941754	10.891633	9.55%	3,882
2011	10.439662	9.941754	-4.77%	4,360
2010*	10.000000	10.439662	4.40%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	9.825004	10.975991	11.71%	0
2011	10.570239	9.825004	-7.05%	0
2010*	10.000000	10.570239	5.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.040209	10.771776	7.29%	0
2011	10.324996	10.040209	-2.76%	0
2010*	10.000000	10.324996	3.25%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	10.178930	10.630230	4.43%	0
2011*	10.000000	10.178930	1.79%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	8.461057	9.670847	14.30%	0
2011	11.181627	8.461057	-24.33%	0
2010*	10.000000	11.181627	11.82%	202
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
2012	11.859455	11.913822	0.46%	0
2011	11.339457	11.859455	4.59%	0
2010	11.098536	11.339457	2.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
2012	9.068224	10.248695	13.02%	0
2011	9.681506	9.068224	-6.33%	0
2010	8.666960	9.681506	11.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
2012	10.147973	10.831528	6.74%	0
2011	10.317608	10.147973	-1.64%	438
2010*	10.000000	10.317608	3.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
2012	10.058591	11.012893	9.49%	432
2011	10.418483	10.058591	-3.45%	0
2010*	10.000000	10.418483	4.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
2012	10.676522	10.946003	2.52%	0
2011	10.636782	10.676522	0.37%	413
2010	10.298611	10.636782	3.28%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
2012	10.029076	10.838026	8.07%	7,042
2011	10.289693	10.029076	-2.53%	6,607
2010	9.519890	10.289693	8.09%	6,607
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
2012	9.552615	10.592818	10.89%	0
2011	10.011726	9.552615	-4.59%	0
2010	9.093638	10.011726	10.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
2012	10.498866	11.050909	5.26%	422
2011	10.539230	10.498866	-0.38%	0
2010	9.965779	10.539230	5.75%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2012	9.493753	9.255772	-2.51%	20,233
2011	9.736499	9.493753	-2.49%	20,868
2010	9.986137	9.736499	-2.50%	29,148
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	9.748619	10.979482	12.63%	0
2011	11.062841	9.748619	-11.88%	0
2010*	10.000000	11.062841	10.63%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.590256	9.794311	14.02%	0
2011	10.538615	8.590256	-18.49%	0
2010*	10.000000	10.538615	5.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	10.084130	11.418315	13.23%	0
2011	10.687639	10.084130	-5.65%	0
2010*	10.000000	10.687639	6.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	9.328785	10.695001	14.65%	0
2011	10.188284	9.328785	-8.44%	0
2010*	10.000000	10.188284	1.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	10.380360	11.602317	11.77%	0
2011	11.141957	10.380360	-6.84%	0
2010*	10.000000	11.141957	11.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	10.189794	11.558333	13.43%	0
2011	10.698933	10.189794	-4.76%	0
2010*	10.000000	10.698933	6.99%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
2012	7.884896	8.715664	10.54%	0
2011	8.139726	7.884896	-3.13%	0
2010	6.656770	8.139726	22.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
2012	9.001092	10.581654	17.56%	0
2011	9.734021	9.001092	-7.53%	0
2010	7.887867	9.734021	23.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
2012	9.196784	10.354245	12.59%	0
2011	9.985910	9.196784	-7.90%	0
2010	8.170543	9.985910	22.22%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
2012	8.661330	9.654097	11.46%	0
2011	8.813680	8.661330	-1.73%	0
2010	7.966295	8.813680	10.64%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.875503	9.967242	0.93%	0
2011*	10.000000	9.875503	-1.24%	0
Northern Lights Variable Trust - Mariner Hyman Beck Portfolio: Class 2 Shares - Q/NQ
2012*	10.000000	9.564695	-4.35%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2012*	10.000000	10.147097	1.47%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012	9.458470	10.586921	11.93%	0
2011*	10.000000	9.458470	-5.42%	2,191
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2012	10.958474	11.231335	2.49%	0
2011	12.155868	10.958474	-9.85%	0
2010*	10.000000	12.155868	21.56%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2012	10.889116	12.502347	14.82%	295
2011	10.514541	10.889116	3.56%	1,041
2010*	10.000000	10.514541	5.15%	211
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	11.419654	11.715945	2.59%	185
2011	10.802492	11.419654	5.71%	195
2010*	10.000000	10.802492	8.02%	204

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2012	11.314990	11.788426	4.18%	0
2011	10.799156	11.314990	4.78%	0
2010*	10.000000	10.799156	7.99%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2012	10.575541	11.774014	11.33%	0
2011	10.506208	10.575541	0.66%	0
2010*	10.000000	10.506208	5.06%	219
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	9.743583	10.045579	3.10%	20,912
2011*	10.000000	9.743583	-2.56%	23,786
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.923217	10.593616	6.76%	12,200
2011*	10.000000	9.923217	-0.77%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2012	8.276495	9.009880	8.86%	0
2011	11.112792	8.276495	-25.52%	0
2010*	10.000000	11.112792	11.13%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2012	10.254118	11.566184	12.80%	0
2011	10.734319	10.254118	-4.47%	0
2010*	10.000000	10.734319	7.34%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2012	10.820197	12.039147	11.27%	0
2011	10.800504	10.820197	0.18%	0
2010*	10.000000	10.800504	8.01%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2012	7.851319	8.839268	12.58%	0
2011	11.030215	7.851319	-28.82%	0
2010*	10.000000	11.030215	10.30%	0
ProFunds - ProFund VP Banks - Q/NQ
2012	7.400513	9.625324	30.06%	0
2011*	10.000000	7.400513	-25.99%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2012	7.656923	8.098530	5.77%	0
2011*	10.000000	7.656923	-23.43%	0
ProFunds - ProFund VP Bear - Q/NQ
2012	7.909222	6.431188	-18.69%	0
2011	8.902511	7.909222	-11.16%	0
2010*	10.000000	8.902511	-10.97%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Biotechnology - Q/NQ
2012	9.277573	12.727300	37.18%	0
2011*	10.000000	9.277573	-7.22%	0
ProFunds - ProFund VP Bull - Q/NQ
2012	10.030718	11.137652	11.04%	0
2011	10.287304	10.030718	-2.49%	0
2010*	10.000000	10.287304	2.87%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2012	9.806589	10.599155	8.08%	0
2011*	10.000000	9.806589	-1.93%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2012	9.558847	11.378982	19.04%	0
2011*	10.000000	9.558847	-4.41%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2012	8.552733	8.886227	3.90%	0
2011	10.924308	8.552733	-21.71%	0
2010*	10.000000	10.924308	9.24%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2012	9.338719	10.615787	13.67%	0
2011	10.511876	9.338719	-11.16%	0
2010*	10.000000	10.511876	5.12%	0
ProFunds - ProFund VP Financials - Q/NQ
2012	8.207875	9.981307	21.61%	0
2011*	10.000000	8.207875	-17.92%	0
ProFunds - ProFund VP Health Care - Q/NQ
2012	9.524334	10.901958	14.46%	6,981
2011*	10.000000	9.524334	-4.76%	0
ProFunds - ProFund VP Industrials - Q/NQ
2012	8.661432	9.778647	12.90%	0
2011*	10.000000	8.661432	-13.39%	0
ProFunds - ProFund VP International - Q/NQ
2012	8.998973	10.171468	13.03%	0
2011	10.774448	8.998973	-16.48%	0
2010*	10.000000	10.774448	7.74%	0
ProFunds - ProFund VP Internet - Q/NQ
2012	8.389692	9.796113	16.76%	0
2011*	10.000000	8.389692	-16.10%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Japan - Q/NQ
2012	7.031564	8.428669	19.87%	0
2011	8.852938	7.031564	-20.57%	0
2010*	10.000000	8.852938	-11.47%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2012	10.573761	11.982202	13.32%	0
2011	10.688724	10.573761	-1.08%	0
2010*	10.000000	10.688724	6.89%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2012	10.948064	10.982958	0.32%	0
2011	10.981549	10.948064	-0.30%	0
2010*	10.000000	10.981549	9.82%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2012	10.311012	11.244385	9.05%	0
2011*	10.000000	10.311012	3.11%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2012	8.216356	6.845143	-16.69%	0
2011*	10.000000	8.216356	-17.84%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2012	9.200553	10.510488	14.24%	3,512
2011*	10.000000	9.200553	-7.99%	406
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2012	5.322351	4.829023	-9.27%	0
2011	8.734123	5.322351	-39.06%	0
2010*	10.000000	8.734123	-12.66%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2012	8.740182	8.165798	-6.57%	0
2011*	10.000000	8.740182	-12.60%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2012	8.920062	7.562024	-15.22%	0
2011	8.266799	8.920062	7.90%	0
2010*	10.000000	8.266799	-17.33%	0
ProFunds - ProFund VP Short International - Q/NQ
2012	8.406932	6.544113	-22.16%	0
2011	8.469174	8.406932	-0.73%	758
2010*	10.000000	8.469174	-15.31%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2012	7.510655	5.945996	-20.83%	0
2011	8.604183	7.510655	-12.71%	0
2010*	10.000000	8.604183	-13.96%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Technology - Q/NQ
2012	9.201162	9.895298	7.54%	0
2011*	10.000000	9.201162	-7.99%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2012	9.441582	10.725552	13.60%	0
2011*	10.000000	9.441582	-5.58%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2012	14.622682	14.394882	-1.56%	0
2011	10.449755	14.622682	39.93%	0
2010*	10.000000	10.449755	4.50%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2012	10.877873	14.185196	30.40%	0
2011	11.291101	10.877873	-3.66%	0
2010*	10.000000	11.291101	12.91%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2012	5.555906	3.508606	-36.85%	0
2011	7.321893	5.555906	-24.12%	0
2010*	10.000000	7.321893	-26.78%	0
ProFunds - ProFund VP Utilities - Q/NQ
2012	10.728981	10.474901	-2.37%	4,994
2011*	10.000000	10.728981	7.29%	5,035
Rydex Variable Trust - Banking Fund - Q/NQ
2012	3.423659	4.146227	21.11%	1,521
2011	4.515103	3.423659	-24.17%	0
2010	4.096667	4.515103	10.21%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2012	11.779909	12.716316	7.95%	597
2011	14.461948	11.779909	-18.55%	862
2010	11.709139	14.461948	23.51%	1,137
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2012	10.566387	14.008555	32.58%	2,820
2011	9.798900	10.566387	7.83%	1,571
2010	9.078481	9.798900	7.94%	208
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2012	5.695264	5.474347	-3.88%	0
2011	6.256685	5.695264	-8.97%	0
2010	5.940041	6.256685	5.33%	5,592

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2012	13.459959	14.309901	6.31%	2,192
2011	12.134208	13.459959	10.93%	2,997
2010	10.611251	12.134208	14.35%	3,261
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2012	8.081925	9.230390	14.21%	1,681
2011	7.598172	8.081925	6.37%	4,297
2010	6.254939	7.598172	21.47%	626
Rydex Variable Trust - Electronics Fund - Q/NQ
2012	6.020643	5.931403	-1.48%	367
2011	7.393902	6.020643	-18.57%	1,497
2010	6.921960	7.393902	6.82%	1,704
Rydex Variable Trust - Energy Fund - Q/NQ
2012	10.380089	10.363088	-0.16%	279
2011	11.307048	10.380089	-8.20%	3,019
2010	9.740797	11.307048	16.08%	1,875
Rydex Variable Trust - Energy Services Fund - Q/NQ
2012	9.744757	9.538858	-2.11%	0
2011	11.018190	9.744757	-11.56%	2,213
2010	8.965253	11.018190	22.90%	19
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2012	5.507027	6.531986	18.61%	0
2011	6.655566	5.507027	-17.26%	0
2010	7.650541	6.655566	-13.01%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2012	4.755849	5.688478	19.61%	897
2011	5.733284	4.755849	-17.05%	1,872
2010	5.141647	5.733284	11.51%	2,095
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2012	14.383084	14.443973	0.42%	0
2011	10.425821	14.383084	37.96%	1,038
2010	9.711973	10.425821	7.35%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2012	9.755398	11.143503	14.23%	352
2011	9.556982	9.755398	2.08%	863
2010	9.180502	9.556982	4.10%	965
Rydex Variable Trust - Internet Fund - Q/NQ
2012	9.876291	11.489708	16.34%	1,738
2011	11.500305	9.876291	-14.12%	2,813
2010	9.766206	11.500305	17.76%	3,143

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2012	2.972637	2.247274	-24.40%	2,114
2011	4.180579	2.972637	-28.89%	2,230
2010	6.151243	4.180579	-32.04%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2012	4.437367	4.058131	-8.55%	1,265
2011	6.542461	4.437367	-32.18%	0
2010	7.696084	6.542461	-14.99%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2012	5.113317	4.069801	-20.41%	0
2011	5.659168	5.113317	-9.65%	0
2010	7.769311	5.659168	-27.16%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2012	4.797325	3.804944	-20.69%	0
2011	5.471349	4.797325	-12.32%	0
2010	7.127708	5.471349	-23.24%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2012	4.837529	3.860002	-20.21%	1,020
2011	5.370116	4.837529	-9.92%	1,076
2010	7.610453	5.370116	-29.44%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2012	6.296810	5.096492	-19.06%	544
2011	7.099968	6.296810	-11.31%	574
2010	8.769400	7.099968	-19.04%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2012	5.605493	6.563718	17.09%	0
2011	8.091362	5.605493	-30.72%	0
2010	7.170800	8.091362	12.84%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2012	9.047211	10.701136	18.28%	3,300
2011	9.056704	9.047211	-0.10%	4,609
2010	7.126234	9.056704	27.09%	5,019
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2012	8.034607	9.739083	21.21%	2,345
2011	8.917357	8.034607	-9.90%	4,426
2010	6.648893	8.917357	34.12%	931
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2012	9.153591	11.969785	30.77%	1,310
2011	9.451700	9.153591	-3.15%	0
2010	7.080801	9.451700	33.48%	503

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2012	11.318075	12.885120	13.85%	0
2011	11.361200	11.318075	-0.38%	0
2010	9.834368	11.361200	15.53%	134
Rydex Variable Trust - Nova Fund - Q/NQ
2012	7.264536	8.658115	19.18%	992
2011	7.538451	7.264536	-3.63%	817
2010	6.444759	7.538451	16.97%	980
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2012	10.955726	10.243446	-6.50%	4,461
2011	14.815294	10.955726	-26.05%	5,338
2010	11.004604	14.815294	34.63%	6,384
Rydex Variable Trust - Real Estate Fund - Q/NQ
2012	7.855652	9.063829	15.38%	3,596
2011	7.878223	7.855652	-0.29%	5,060
2010	6.470954	7.878223	21.75%	10,019
Rydex Variable Trust - Retailing Fund - Q/NQ
2012	10.243436	11.661719	13.85%	295
2011	9.976873	10.243436	2.67%	1,268
2010	8.176884	9.976873	22.01%	1,347
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2012	6.797208	8.091660	19.04%	534
2011	7.938619	6.797208	-14.38%	1,588
2010	5.906485	7.938619	34.41%	550
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2012	5.715646	7.210134	26.15%	2,169
2011	6.102955	5.715646	-6.35%	908
2010	4.988715	6.102955	22.34%	798
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2012	10.190031	11.257024	10.47%	2,447
2011	10.565773	10.190031	-3.56%	2,777
2010	8.666915	10.565773	21.91%	3,134
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2012	8.345394	9.944892	19.17%	3,242
2011	8.839095	8.345394	-5.59%	3,269
2010	7.534714	8.839095	17.31%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2012	12.174581	13.775054	13.15%	2,365
2011	12.568824	12.174581	-3.14%	2,684
2010	9.723032	12.568824	29.27%	2,886

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2012	8.849326	10.093229	14.06%	0
2011	9.774845	8.849326	-9.47%	0
2010	8.345323	9.774845	17.13%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2012	10.138195	10.932699	7.84%	0
2011	10.044511	10.138195	0.93%	0
2010	8.215164	10.044511	22.27%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2012	7.797169	9.151066	17.36%	563
2011	8.830718	7.797169	-11.70%	0
2010	7.239781	8.830718	21.97%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2012	5.635459	5.149072	-8.63%	0
2011	6.036766	5.635459	-6.65%	0
2010	6.483726	6.036766	-6.89%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2012	8.328266	9.092623	9.18%	290
2011	9.406829	8.328266	-11.47%	1,257
2010	8.611549	9.406829	9.24%	1,323
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2012	7.107712	7.266344	2.23%	0
2011	8.516204	7.107712	-16.54%	0
2010	7.627552	8.516204	11.65%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2012	7.729943	8.861449	14.64%	3,096
2011	8.919631	7.729943	-13.34%	4,295
2010	7.369610	8.919631	21.03%	4,666
Rydex Variable Trust - Utilities Fund - Q/NQ
2012	11.376712	11.215540	-1.42%	1,915
2011	10.033406	11.376712	13.39%	2,174
2010	9.627944	10.033406	4.21%	2,338
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2012	9.972669	9.798749	-1.74%	1,256
2011	10.619056	9.972669	-6.09%	0
2010	11.538469	10.619056	-7.97%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	10.232548	11.759516	14.92%	0
2011*	10.000000	10.232548	2.33%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2012	8.227511	10.423405	26.69%	0
2011*	10.000000	8.227511	-17.72%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2012	8.815981	9.772326	10.85%	0
2011*	10.000000	8.815981	-11.84%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	7.631663	7.692321	0.79%	5,150
2011*	10.000000	7.631663	-23.68%	3,592
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2012	9.530769	9.415628	-1.21%	0
2011*	10.000000	9.530769	-4.69%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2012	9.007192	9.950975	10.48%	0
2011*	10.000000	9.007192	-9.93%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	10.549793	11.039412	4.64%	0
2011*	10.000000	10.549793	5.50%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2012	8.859346	9.905749	11.81%	0
2011	8.816468	8.859346	0.49%	0
2010	7.925733	8.816468	11.24%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2012	9.472319	10.575598	11.65%	0
2011	9.622078	9.472319	-1.56%	0
2010	8.705168	9.622078	10.53%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	9.889236	10.596935	7.16%	0
2011	10.530819	9.889236	-6.09%	0
2010*	10.000000	10.530819	5.31%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2012	9.997316	9.537653	-4.60%	0
2011	11.744198	9.997316	-14.87%	0
2010*	10.000000	11.744198	17.44%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2012*	10.000000	10.402188	4.02%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2012	9.020097	9.865006	9.37%	0
2011*	10.000000	9.020097	-9.80%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2012	8.636346	9.850883	14.06%	0
2011	8.799876	8.636346	-1.86%	0
2010	7.858728	8.799876	11.98%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2012	9.461264	10.547663	11.48%	0
2011	9.710449	9.461264	-2.57%	0
2010	8.044875	9.710449	20.70%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2012*	10.000000	10.490919	4.91%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	9.913536	11.141346	12.39%	0
2011	10.331754	9.913536	-4.05%	0
2010*	10.000000	10.331754	3.32%	0
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
2012	9.624860	10.564131	9.76%	0
2011	10.318504	9.624860	-6.72%	0
2010*	10.000000	10.318504	3.19%	0
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
2012	9.720371	10.202113	4.96%	0
2011	10.105728	9.720371	-3.81%	0
2010*	10.000000	10.105728	1.06%	0
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
2012	9.526055	10.213251	7.21%	0
2011	10.056941	9.526055	-5.28%	0
2010*	10.000000	10.056941	0.57%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2012	8.472097	9.387142	10.80%	0
2011	9.378043	8.472097	-9.66%	0
2010	8.358197	9.378043	12.20%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2012	8.865599	9.570948	7.96%	0
2011	9.122354	8.865599	-2.81%	0
2010	8.434308	9.122354	8.16%	0
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2012	8.252600	9.040161	9.54%	0
2011	8.840338	8.252600	-6.65%	0
2010	7.974931	8.840338	10.85%	0
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
2012	8.413418	8.371626	-0.50%	0
2011	9.715727	8.413418	-13.40%	0
2010*	10.000000	9.715727	-2.84%	0
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
2012	8.578625	8.679831	1.18%	0
2011	9.497243	8.578625	-9.67%	0
2010*	10.000000	9.497243	-5.03%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2012	7.608455	6.583182	-13.48%	228
2011	8.544265	7.608455	-10.95%	259
2010	9.089212	8.544265	-6.00%	291

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2012	8.058109	8.026827	-0.39%	717
2011	7.998011	8.058109	0.75%	815
2010	7.729406	7.998011	3.48%	918
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
2012	8.768004	8.922466	1.76%	645
2011	9.628882	8.768004	-8.94%	733
2010	8.884787	9.628882	8.37%	826
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	9.362001	10.872138	16.13%	0
2011	10.352549	9.362001	-9.57%	0
2010*	10.000000	10.352549	3.53%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2012	9.389622	9.997256	6.47%	0
2011*	10.000000	9.389622	-6.10%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.248277	10.428300	12.76%	0
2011*	10.000000	9.248277	-7.52%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	11.899722	13.301093	11.78%	0
2011	11.762505	11.899722	1.17%	0
2010	10.666431	11.762505	10.28%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	9.719334	11.000819	13.18%	0
2011	10.652696	9.719334	-8.76%	0
2010*	10.000000	10.652696	6.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.983381	10.804260	8.22%	0
2011	10.383734	9.983381	-3.86%	0
2010*	10.000000	10.383734	3.84%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.881527	10.942651	10.74%	0
2011	10.501648	9.881527	-5.90%	0
2010*	10.000000	10.501648	5.02%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.081417	10.560382	4.75%	0
2011	10.200654	10.081417	-1.17%	0
2010*	10.000000	10.200654	2.01%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.933291	10.876765	9.50%	0
2011	10.436112	9.933291	-4.82%	0
2010*	10.000000	10.436112	4.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	9.816640	10.961006	11.66%	0
2011	10.566659	9.816640	-7.10%	0
2010*	10.000000	10.566659	5.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.031663	10.757065	7.23%	0
2011	10.321481	10.031663	-2.81%	0
2010*	10.000000	10.321481	3.21%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	10.175469	10.621140	4.38%	0
2011*	10.000000	10.175469	1.75%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	8.453847	9.657641	14.24%	0
2011	11.177837	8.453847	-24.37%	0
2010*	10.000000	11.177837	11.78%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
2012	11.823825	11.871927	0.41%	0
2011	11.311175	11.823825	4.53%	0
2010	11.076528	11.311175	2.12%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
2012	9.040958	10.212625	12.96%	0
2011	9.657326	9.040958	-6.38%	0
2010	8.649746	9.657326	11.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
2012	10.139340	10.816752	6.68%	0
2011	10.314115	10.139340	-1.69%	0
2010*	10.000000	10.314115	3.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
2012	10.050025	10.997853	9.43%	0
2011	10.414950	10.050025	-3.50%	0
2010*	10.000000	10.414950	4.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
2012	10.644433	10.907486	2.47%	0
2011	10.610234	10.644433	0.32%	0
2010	10.278177	10.610234	3.23%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
2012	9.998961	10.799923	8.01%	0
2011	10.264043	9.998961	-2.58%	0
2010	9.501015	10.264043	8.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
2012	9.523912	10.555570	10.83%	0
2011	9.986757	9.523912	-4.63%	0
2010	9.075606	9.986757	10.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
2012	10.467337	11.012064	5.20%	0
2011	10.512958	10.467337	-0.43%	0
2010	9.946034	10.512958	5.70%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2012	9.483758	9.241274	-2.56%	488
2011	9.731228	9.483758	-2.54%	555
2010	9.985856	9.731228	-2.55%	517
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	9.740325	10.964507	12.57%	0
2011	11.059091	9.740325	-11.92%	0
2010*	10.000000	11.059091	10.59%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.582930	9.780929	13.96%	0
2011	10.535031	8.582930	-18.53%	0
2010*	10.000000	10.535031	5.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	10.075553	11.402737	13.17%	0
2011	10.684010	10.075553	-5.70%	0
2010*	10.000000	10.684010	6.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	9.320838	10.680396	14.59%	0
2011	10.184812	9.320838	-8.48%	0
2010*	10.000000	10.184812	1.85%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	10.371535	11.586492	11.71%	0
2011	11.138179	10.371535	-6.88%	0
2010*	10.000000	11.138179	11.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	10.181113	11.542545	13.37%	0
2011	10.695297	10.181113	-4.81%	0
2010*	10.000000	10.695297	6.95%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
2012	7.861204	8.685015	10.48%	0
2011	8.119423	7.861204	-3.18%	0
2010	6.643576	8.119423	22.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
2012	8.974024	10.544409	17.50%	0
2011	9.709719	8.974024	-7.58%	0
2010	7.872216	9.709719	23.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
2012	9.169129	10.317806	12.53%	0
2011	9.960996	9.169129	-7.95%	0
2010	8.154335	9.960996	22.16%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
2012	8.635295	9.620125	11.40%	0
2011	8.791686	8.635295	-1.78%	0
2010	7.950489	8.791686	10.58%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.872156	9.958736	0.88%	0
2011*	10.000000	9.872156	-1.28%	0
Northern Lights Variable Trust - Mariner Hyman Beck Portfolio: Class 2 Shares - Q/NQ
2012*	10.000000	9.561979	-4.38%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2012*	10.000000	10.144213	1.44%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012	9.455247	10.577864	11.87%	0
2011*	10.000000	9.455247	-5.45%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2012	10.949146	11.215998	2.44%	0
2011	12.151742	10.949146	-9.90%	0
2010*	10.000000	12.151742	21.52%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2012	10.879845	12.485274	14.76%	0
2011	10.510965	10.879845	3.51%	0
2010*	10.000000	10.510965	5.11%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	11.409879	11.699902	2.54%	0
2011	10.798772	11.409879	5.66%	0
2010*	10.000000	10.798772	7.99%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2012	11.305357	11.772325	4.13%	0
2011	10.795487	11.305357	4.72%	0
2010*	10.000000	10.795487	7.95%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2012	10.566529	11.757915	11.28%	0
2011	10.502631	10.566529	0.61%	0
2010*	10.000000	10.502631	5.03%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	9.740228	10.036962	3.05%	0
2011*	10.000000	9.740228	-2.60%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.919841	10.584565	6.70%	0
2011*	10.000000	9.919841	-0.80%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2012	8.269449	8.997579	8.81%	0
2011	11.109019	8.269449	-25.56%	0
2010*	10.000000	11.109019	11.09%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2012	10.245334	11.550330	12.74%	0
2011	10.730617	10.245334	-4.52%	0
2010*	10.000000	10.730617	7.31%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2012	10.810988	12.022729	11.21%	0
2011	10.796842	10.810988	0.13%	0
2010*	10.000000	10.796842	7.97%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2012	7.844624	8.827187	12.53%	0
2011	11.026459	7.844624	-28.86%	0
2010*	10.000000	11.026459	10.26%	0
ProFunds - ProFund VP Banks - Q/NQ
2012	7.397975	9.617075	30.00%	0
2011*	10.000000	7.397975	-26.02%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2012	7.654319	8.091611	5.71%	0
2011*	10.000000	7.654319	-23.46%	0
ProFunds - ProFund VP Bear - Q/NQ
2012	7.902488	6.422399	-18.73%	0
2011	8.899490	7.902488	-11.20%	0
2010*	10.000000	8.899490	-11.01%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Biotechnology - Q/NQ
2012	9.274418	12.716435	37.11%	0
2011*	10.000000	9.274418	-7.26%	0
ProFunds - ProFund VP Bull - Q/NQ
2012	10.022189	11.122470	10.98%	0
2011	10.283817	10.022189	-2.54%	0
2010*	10.000000	10.283817	2.84%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2012	9.803242	10.590086	8.03%	0
2011*	10.000000	9.803242	-1.97%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2012	9.555596	11.369271	18.98%	0
2011*	10.000000	9.555596	-4.44%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2012	8.545442	8.874090	3.85%	0
2011	10.920598	8.545442	-21.75%	0
2010*	10.000000	10.920598	9.21%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2012	9.330765	10.601305	13.62%	0
2011	10.508303	9.330765	-11.21%	0
2010*	10.000000	10.508303	5.08%	0
ProFunds - ProFund VP Financials - Q/NQ
2012	8.205078	9.972777	21.54%	0
2011*	10.000000	8.205078	-17.95%	0
ProFunds - ProFund VP Health Care - Q/NQ
2012	9.521091	10.892647	14.41%	0
2011*	10.000000	9.521091	-4.79%	0
ProFunds - ProFund VP Industrials - Q/NQ
2012	8.658482	9.770302	12.84%	0
2011*	10.000000	8.658482	-13.42%	0
ProFunds - ProFund VP International - Q/NQ
2012	8.991302	10.157559	12.97%	0
2011	10.770790	8.991302	-16.52%	0
2010*	10.000000	10.770790	7.71%	0
ProFunds - ProFund VP Internet - Q/NQ
2012	8.386833	9.787749	16.70%	0
2011*	10.000000	8.386833	-16.13%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Japan - Q/NQ
2012	7.025572	8.417156	19.81%	0
2011	8.849932	7.025572	-20.61%	0
2010*	10.000000	8.849932	-11.50%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2012	10.564769	11.965860	13.26%	0
2011	10.685102	10.564769	-1.13%	0
2010*	10.000000	10.685102	6.85%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2012	10.938750	10.967969	0.27%	0
2011	10.977827	10.938750	-0.36%	0
2010*	10.000000	10.977827	9.78%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2012	10.307498	11.234783	9.00%	0
2011*	10.000000	10.307498	3.07%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2012	8.213558	6.839291	-16.73%	0
2011*	10.000000	8.213558	-17.86%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2012	9.197429	10.501510	14.18%	0
2011*	10.000000	9.197429	-8.03%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2012	5.317814	4.822421	-9.32%	0
2011	8.731148	5.317814	-39.09%	0
2010*	10.000000	8.731148	-12.69%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2012	8.737203	8.158821	-6.62%	0
2011*	10.000000	8.737203	-12.63%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2012	8.912454	7.551695	-15.27%	0
2011	8.263983	8.912454	7.85%	0
2010*	10.000000	8.263983	-17.36%	0
ProFunds - ProFund VP Short International - Q/NQ
2012	8.399778	6.535181	-22.20%	0
2011	8.466295	8.399778	-0.79%	0
2010*	10.000000	8.466295	-15.34%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2012	7.504244	5.937858	-20.87%	0
2011	8.601251	7.504244	-12.75%	0
2010*	10.000000	8.601251	-13.99%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Technology - Q/NQ
2012	9.198036	9.886851	7.49%	0
2011*	10.000000	9.198036	-8.02%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2012	9.438362	10.716383	13.54%	0
2011*	10.000000	9.438362	-5.62%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2012	14.610229	14.375224	-1.61%	0
2011	10.446203	14.610229	39.86%	0
2010*	10.000000	10.446203	4.46%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2012	10.868623	14.165852	30.34%	0
2011	11.287275	10.868623	-3.71%	0
2010*	10.000000	11.287275	12.87%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2012	5.551164	3.503782	-36.88%	0
2011	7.319396	5.551164	-24.16%	0
2010*	10.000000	7.319396	-26.81%	0
ProFunds - ProFund VP Utilities - Q/NQ
2012	10.725330	10.465945	-2.42%	0
2011*	10.000000	10.725330	7.25%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2012	3.413348	4.131617	21.04%	0
2011	4.503805	3.413348	-24.21%	0
2010	4.088515	4.503805	10.16%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2012	11.744465	12.671535	7.89%	0
2011	14.425828	11.744465	-18.59%	0
2010	11.685875	14.425828	23.45%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2012	10.534636	13.959294	32.51%	0
2011	9.774454	10.534636	7.78%	0
2010	9.060469	9.774454	7.88%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2012	5.678151	5.455091	-3.93%	137
2011	6.241077	5.678151	-9.02%	155
2010	5.928253	6.241077	5.28%	175

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2012	13.419527	14.259577	6.26%	0
2011	12.103950	13.419527	10.87%	0
2010	10.590225	12.103950	14.29%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2012	8.057620	9.197894	14.15%	0
2011	7.579202	8.057620	6.31%	0
2010	6.242515	7.579202	21.41%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2012	6.002532	5.910521	-1.53%	0
2011	7.375451	6.002532	-18.61%	0
2010	6.908232	7.375451	6.76%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2012	10.348879	10.326627	-0.22%	0
2011	11.278830	10.348879	-8.25%	0
2010	9.721472	11.278830	16.02%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2012	9.715447	9.505278	-2.16%	0
2011	10.990678	9.715447	-11.60%	0
2010	8.947458	10.990678	22.84%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2012	5.490462	6.509000	18.55%	0
2011	6.638950	5.490462	-17.30%	0
2010	7.635348	6.638950	-13.05%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2012	4.741556	5.668470	19.55%	0
2011	5.718976	4.741556	-17.09%	0
2010	5.131439	5.718976	11.45%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2012	14.339516	14.392814	0.37%	351
2011	10.399562	14.339516	37.89%	399
2010	9.692483	10.399562	7.30%	449
Rydex Variable Trust - Health Care Fund - Q/NQ
2012	9.726079	11.104304	14.17%	0
2011	9.533143	9.726079	2.02%	0
2010	9.162292	9.533143	4.05%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2012	9.846614	11.449297	16.28%	0
2011	11.471631	9.846614	-14.17%	0
2010	9.746843	11.471631	17.70%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2012	2.963701	2.239373	-24.44%	0
2011	4.170142	2.963701	-28.93%	0
2010	6.139034	4.170142	-32.07%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2012	4.424030	4.043851	-8.59%	0
2011	6.526130	4.424030	-32.21%	0
2010	7.680819	6.526130	-15.03%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2012	5.097929	4.055464	-20.45%	0
2011	5.645027	5.097929	-9.69%	0
2010	7.753892	5.645027	-27.20%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2012	4.782900	3.791554	-20.73%	0
2011	5.457694	4.782900	-12.36%	0
2010	7.113581	5.457694	-23.28%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2012	4.822990	3.846422	-20.25%	0
2011	5.356714	4.822990	-9.96%	0
2010	7.595357	5.356714	-29.47%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2012	6.277894	5.078567	-19.10%	0
2011	7.082257	6.277894	-11.36%	0
2010	8.752026	7.082257	-19.08%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2012	5.588619	6.540598	17.03%	0
2011	8.071152	5.588619	-30.76%	0
2010	7.156558	8.071152	12.78%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2012	9.020047	10.663519	18.22%	0
2011	9.034134	9.020047	-0.16%	0
2010	7.112109	9.034134	27.02%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2012	8.010433	9.704800	21.15%	0
2011	8.895090	8.010433	-9.95%	0
2010	6.635688	8.895090	34.05%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2012	9.126057	11.927653	30.70%	0
2011	9.428105	9.126057	-3.20%	0
2010	7.066735	9.428105	33.42%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2012	11.284040	12.839778	13.79%	761
2011	11.332834	11.284040	-0.43%	864
2010	9.814844	11.332834	15.47%	974
Rydex Variable Trust - Nova Fund - Q/NQ
2012	7.242682	8.627641	19.12%	1,130
2011	7.519636	7.242682	-3.68%	1,284
2010	6.431975	7.519636	16.91%	1,446
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2012	10.922776	10.207403	-6.55%	0
2011	14.778297	10.922776	-26.09%	0
2010	10.982743	14.778297	34.56%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2012	7.832022	9.031930	15.32%	0
2011	7.858546	7.832022	-0.34%	0
2010	6.458096	7.858546	21.69%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2012	10.212613	11.620651	13.79%	0
2011	9.951955	10.212613	2.62%	0
2010	8.160644	9.951955	21.95%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2012	6.776753	8.063169	18.98%	0
2011	7.918789	6.776753	-14.42%	0
2010	5.894750	7.918789	34.34%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2012	5.698450	7.184740	26.08%	0
2011	6.087704	5.698450	-6.39%	0
2010	4.978810	6.087704	22.27%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2012	10.159397	11.217420	10.41%	0
2011	10.539405	10.159397	-3.61%	0
2010	8.649722	10.539405	21.85%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2012	8.320298	9.909884	19.10%	0
2011	8.817028	8.320298	-5.63%	0
2010	7.519760	8.817028	17.25%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2012	12.138006	13.726611	13.09%	0
2011	12.537480	12.138006	-3.19%	0
2010	9.703749	12.537480	29.20%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2012	8.822708	10.057706	14.00%	0
2011	9.750427	8.822708	-9.51%	0
2010	8.328737	9.750427	17.07%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2012	10.107720	10.894235	7.78%	0
2011	10.019442	10.107720	0.88%	0
2010	8.198863	10.019442	22.21%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2012	7.773696	9.118833	17.30%	0
2011	8.808660	7.773696	-11.75%	0
2010	7.225395	8.808660	21.91%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2012	5.618539	5.130969	-8.68%	0
2011	6.021715	5.618539	-6.70%	0
2010	6.470874	6.021715	-6.94%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2012	8.303260	9.060668	9.12%	0
2011	9.383392	8.303260	-11.51%	0
2010	8.594477	9.383392	9.18%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2012	7.086363	7.240800	2.18%	0
2011	8.494979	7.086363	-16.58%	0
2010	7.612446	8.494979	11.59%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2012	7.706700	8.830276	14.58%	0
2011	8.897374	7.706700	-13.38%	0
2010	7.354983	8.897374	20.97%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2012	11.342568	11.176140	-1.47%	0
2011	10.008411	11.342568	13.33%	0
2010	9.608865	10.008411	4.16%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2012	9.942688	9.764267	-1.79%	0
2011	10.592559	9.942688	-6.14%	0
2010	11.515584	10.592559	-8.02%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	10.229074	11.749493	14.86%	0
2011*	10.000000	10.229074	2.29%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2012	8.224712	10.414512	26.62%	0
2011*	10.000000	8.224712	-17.75%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2012	8.812988	9.763981	10.79%	0
2011*	10.000000	8.812988	-11.87%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	7.629066	7.685738	0.74%	0
2011*	10.000000	7.629066	-23.71%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2012	9.527521	9.407579	-1.26%	0
2011*	10.000000	9.527521	-4.72%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2012	9.001059	9.933963	10.36%	0
2011*	10.000000	9.001059	-9.99%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	10.542625	11.020568	4.53%	0
2011*	10.000000	10.542625	5.43%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2012	8.806121	9.836113	11.70%	0
2011	8.772492	8.806121	0.38%	0
2010	7.894295	8.772492	11.12%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2012	9.415416	10.501251	11.53%	0
2011	9.574074	9.415416	-1.66%	0
2010	8.670638	9.574074	10.42%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	9.872381	10.567989	7.05%	0
2011	10.523654	9.872381	-6.19%	0
2010*	10.000000	10.523654	5.24%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2012	9.980294	9.511617	-4.70%	0
2011	11.736212	9.980294	-14.96%	0
2010*	10.000000	11.736212	17.36%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2012*	10.000000	10.395071	3.95%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2012	9.013953	9.848145	9.25%	0
2011*	10.000000	9.013953	-9.86%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2012	8.584463	9.781633	13.95%	0
2011	8.755984	8.584463	-1.96%	0
2010	7.827563	8.755984	11.86%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2012	9.404445	10.473536	11.37%	0
2011	9.662031	9.404445	-2.67%	0
2010	8.012976	9.662031	20.58%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2012*	10.000000	10.483744	4.84%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	9.896649	11.110929	12.27%	0
2011	10.324731	9.896649	-4.15%	0
2010*	10.000000	10.324731	3.25%	0
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
2012	9.608441	10.535263	9.65%	0
2011	10.311471	9.608441	-6.82%	0
2010*	10.000000	10.311471	3.11%	0
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
2012	9.703813	10.174249	4.85%	0
2011	10.098855	9.703813	-3.91%	0
2010*	10.000000	10.098855	0.99%	0
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
2012	9.509823	10.185356	7.10%	0
2011	10.050100	9.509823	-5.38%	0
2010*	10.000000	10.050100	0.50%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2012	8.428079	9.328762	10.69%	0
2011	9.338888	8.428079	-9.75%	0
2010	8.331844	9.338888	12.09%	0
2009	6.139337	8.331844	35.71%	0
2008	11.082001	6.139337	-44.60%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2012	8.819526	9.511430	7.85%	0
2011	9.084237	8.819526	-2.91%	0
2010	8.407701	9.084237	8.05%	0
2009	7.045526	8.407701	19.33%	0
2008	10.350229	7.045526	-31.93%	0
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2012	8.213127	8.987665	9.43%	0
2011	8.807073	8.213127	-6.74%	0
2010	7.953070	8.807073	10.74%	0
2009	6.016109	7.953070	32.20%	0
2008	10.680644	6.016109	-43.67%	0
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
2012	8.399074	8.348753	-0.60%	0
2011	9.709107	8.399074	-13.49%	0
2010*	10.000000	9.709107	-2.91%	0
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
2012	8.564004	8.656119	1.08%	0
2011	9.490779	8.564004	-9.77%	0
2010*	10.000000	9.490779	-5.09%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2012	7.584670	6.555845	-13.56%	0
2011	8.526295	7.584670	-11.04%	0
2010	9.079404	8.526295	-6.09%	0
2009	9.716574	9.079404	-6.56%	0
2008*	10.000000	9.716574	-2.83%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2012	8.009749	7.970441	-0.49%	0
2011	7.958155	8.009749	0.65%	0
2010	7.698778	7.958155	3.37%	0
2009	8.176939	7.698778	-5.85%	0
2008	10.334370	8.176939	-20.88%	0
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
2012	8.715359	8.859763	1.66%	0
2011	9.580863	8.715359	-9.03%	0
2010	8.849542	9.580863	8.26%	0
2009	7.141265	8.849542	23.92%	0
2008	12.378636	7.141265	-42.31%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	9.346044	10.842461	16.01%	0
2011	10.345517	9.346044	-9.66%	0
2010*	10.000000	10.345517	3.46%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2012	9.383235	9.980185	6.36%	0
2011*	10.000000	9.383235	-6.17%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.241975	10.410468	12.64%	0
2011*	10.000000	9.241975	-7.58%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	11.828279	13.207632	11.66%	0
2011	11.703863	11.828279	1.06%	0
2010	10.624161	11.703863	10.16%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	9.702767	10.970777	13.07%	0
2011	10.645449	9.702767	-8.86%	0
2010*	10.000000	10.645449	6.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.966392	10.774778	8.11%	0
2011	10.376675	9.966392	-3.95%	0
2010*	10.000000	10.376675	3.77%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.864690	10.912768	10.62%	0
2011	10.494508	9.864690	-6.00%	0
2010*	10.000000	10.494508	4.95%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.064237	10.531534	4.64%	0
2011	10.193709	10.064237	-1.27%	0
2010*	10.000000	10.193709	1.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.916380	10.847081	9.39%	0
2011	10.429018	9.916380	-4.92%	0
2010*	10.000000	10.429018	4.29%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	9.799913	10.931080	11.54%	0
2011	10.559465	9.799913	-7.19%	0
2010*	10.000000	10.559465	5.59%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.014573	10.727697	7.12%	0
2011	10.314462	10.014573	-2.91%	0
2010*	10.000000	10.314462	3.14%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	10.168546	10.603001	4.27%	0
2011*	10.000000	10.168546	1.69%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	8.439430	9.631246	14.12%	0
2011	11.170229	8.439430	-24.45%	0
2010*	10.000000	11.170229	11.70%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
2012	11.752850	11.788525	0.30%	0
2011	11.254794	11.752850	4.43%	0
2010	11.032646	11.254794	2.01%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
2012	8.986648	10.140840	12.84%	0
2011	9.609165	8.986648	-6.48%	0
2010	8.615443	9.609165	11.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
2012	10.122057	10.787201	6.57%	0
2011	10.307084	10.122057	-1.80%	0
2010*	10.000000	10.307084	3.07%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
2012	10.032911	10.967844	9.32%	0
2011	10.407871	10.032911	-3.60%	0
2010*	10.000000	10.407871	4.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
2012	10.580546	10.830870	2.37%	0
2011	10.557341	10.580546	0.22%	0
2010	10.237436	10.557341	3.12%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
2012	9.938893	10.723999	7.90%	0
2011	10.212847	9.938893	-2.68%	0
2010	9.463345	10.212847	7.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
2012	9.466700	10.481356	10.72%	0
2011	9.936943	9.466700	-4.73%	0
2010	9.039614	9.936943	9.93%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
2012	10.404489	10.934672	5.10%	0
2011	10.460540	10.404489	-0.54%	0
2010	9.906603	10.460540	5.59%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2012	9.463808	9.212343	-2.66%	0
2011	9.720701	9.463808	-2.64%	0
2010	9.985295	9.720701	-2.65%	0
2009*	10.000000	9.985295	-0.15%	8,859
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	9.723733	10.934583	12.45%	0
2011	11.051573	9.723733	-12.01%	0
2010*	10.000000	11.051573	10.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.568298	9.754218	13.84%	0
2011	10.527866	8.568298	-18.61%	0
2010*	10.000000	10.527866	5.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	10.058380	11.371593	13.06%	0
2011	10.676742	10.058380	-5.79%	0
2010*	10.000000	10.676742	6.77%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	9.304946	10.651218	14.47%	0
2011	10.177888	9.304946	-8.58%	0
2010*	10.000000	10.177888	1.78%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	10.353856	11.554845	11.60%	0
2011	11.130595	10.353856	-6.98%	0
2010*	10.000000	11.130595	11.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	10.163771	11.511042	13.26%	0
2011	10.688018	10.163771	-4.90%	0
2010*	10.000000	10.688018	6.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
2012	7.813955	8.623940	10.37%	0
2011	8.078905	7.813955	-3.28%	0
2010	6.617205	8.078905	22.09%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
2012	8.920109	10.470282	17.38%	0
2011	9.661279	8.920109	-7.67%	0
2010	7.840978	9.661279	23.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
2012	9.114046	10.245268	12.41%	0
2011	9.911313	9.114046	-8.04%	0
2010	8.121987	9.911313	22.03%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
2012	8.583430	9.552506	11.29%	0
2011	8.747839	8.583430	-1.88%	0
2010	7.918956	8.747839	10.47%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.865429	9.941713	0.77%	0
2011*	10.000000	9.865429	-1.35%	0
Northern Lights Variable Trust - Mariner Hyman Beck Portfolio: Class 2 Shares - Q/NQ
2012*	10.000000	9.556532	-4.43%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2012*	10.000000	10.138437	1.38%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012	9.448810	10.559807	11.76%	0
2011*	10.000000	9.448810	-5.51%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2012	10.930502	11.185385	2.33%	0
2011	12.143481	10.930502	-9.99%	0
2010*	10.000000	12.143481	21.43%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2012	10.861318	12.451199	14.64%	0
2011	10.503811	10.861318	3.40%	0
2010*	10.000000	10.503811	5.04%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	11.390348	11.667855	2.44%	0
2011	10.791333	11.390348	5.55%	0
2010*	10.000000	10.791333	7.91%	0
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2012	11.286116	11.740202	4.02%	0
2011	10.788145	11.286116	4.62%	0
2010*	10.000000	10.788145	7.88%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2012	10.548528	11.725817	11.16%	0
2011	10.495486	10.548528	0.51%	0
2010*	10.000000	10.495486	4.95%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	9.733519	10.019725	2.94%	0
2011*	10.000000	9.733519	-2.66%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.913094	10.566487	6.59%	0
2011*	10.000000	9.913094	-0.87%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2012	8.255358	8.973006	8.69%	0
2011	11.101467	8.255358	-25.64%	0
2010*	10.000000	11.101467	11.01%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2012	10.227800	11.518694	12.62%	0
2011	10.723229	10.227800	-4.62%	0
2010*	10.000000	10.723229	7.23%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2012	10.792567	11.989900	11.09%	0
2011	10.789489	10.792567	0.03%	0
2010*	10.000000	10.789489	7.89%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2012	7.831249	8.803074	12.41%	0
2011	11.018959	7.831249	-28.93%	0
2010*	10.000000	11.018959	10.19%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Banks - Q/NQ
2012	7.392919	9.600615	29.86%	0
2011*	10.000000	7.392919	-26.07%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2012	7.649091	8.077769	5.60%	0
2011*	10.000000	7.649091	-23.51%	0
ProFunds - ProFund VP Bear - Q/NQ
2012	7.889030	6.404859	-18.81%	0
2011	8.893427	7.889030	-11.29%	0
2010*	10.000000	8.893427	-11.07%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2012	9.268099	12.694705	36.97%	0
2011*	10.000000	9.268099	-7.32%	0
ProFunds - ProFund VP Bull - Q/NQ
2012	10.005105	11.092082	10.86%	0
2011	10.276808	10.005105	-2.64%	0
2010*	10.000000	10.276808	2.77%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2012	9.796572	10.571992	7.92%	0
2011*	10.000000	9.796572	-2.03%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2012	9.549082	11.349822	18.86%	0
2011*	10.000000	9.549082	-4.51%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2012	8.530885	8.849856	3.74%	0
2011	10.913177	8.530885	-21.83%	0
2010*	10.000000	10.913177	9.13%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2012	9.314849	10.572338	13.50%	0
2011	10.501146	9.314849	-11.30%	0
2010*	10.000000	10.501146	5.01%	0
ProFunds - ProFund VP Financials - Q/NQ
2012	8.199476	9.955724	21.42%	0
2011*	10.000000	8.199476	-18.01%	0
ProFunds - ProFund VP Health Care - Q/NQ
2012	9.514608	10.874033	14.29%	0
2011*	10.000000	9.514608	-4.85%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Industrials - Q/NQ
2012	8.652578	9.753584	12.72%	0
2011*	10.000000	8.652578	-13.47%	0
ProFunds - ProFund VP International - Q/NQ
2012	8.975964	10.129822	12.85%	0
2011	10.763462	8.975964	-16.61%	0
2010*	10.000000	10.763462	7.63%	0
ProFunds - ProFund VP Internet - Q/NQ
2012	8.381112	9.771007	16.58%	0
2011*	10.000000	8.381112	-16.19%	0
ProFunds - ProFund VP Japan - Q/NQ
2012	7.013587	8.394144	19.68%	0
2011	8.843910	7.013587	-20.70%	0
2010*	10.000000	8.843910	-11.56%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2012	10.546780	11.933205	13.15%	0
2011	10.677836	10.546780	-1.23%	0
2010*	10.000000	10.677836	6.78%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2012	10.920108	10.938012	0.16%	0
2011	10.970345	10.920108	-0.46%	0
2010*	10.000000	10.970345	9.70%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2012	10.300482	11.215579	8.88%	0
2011*	10.000000	10.300482	3.00%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2012	8.207966	6.827596	-16.82%	0
2011*	10.000000	8.207966	-17.92%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2012	9.191150	10.483559	14.06%	0
2011*	10.000000	9.191150	-8.09%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2012	5.308734	4.809232	-9.41%	0
2011	8.725199	5.308734	-39.16%	0
2010*	10.000000	8.725199	-12.75%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2012	8.731250	8.144857	-6.72%	0
2011*	10.000000	8.731250	-12.69%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2012	8.897266	7.531064	-15.36%	0
2011	8.258344	8.897266	7.74%	0
2010*	10.000000	8.258344	-17.42%	0
ProFunds - ProFund VP Short International - Q/NQ
2012	8.385479	6.517335	-22.28%	0
2011	8.460528	8.385479	-0.89%	0
2010*	10.000000	8.460528	-15.39%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2012	7.491449	5.921625	-20.95%	0
2011	8.595387	7.491449	-12.84%	0
2010*	10.000000	8.595387	-14.05%	0
ProFunds - ProFund VP Technology - Q/NQ
2012	9.191772	9.869959	7.38%	0
2011*	10.000000	9.191772	-8.08%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2012	9.431935	10.698075	13.42%	0
2011*	10.000000	9.431935	-5.68%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2012	14.585333	14.335963	-1.71%	0
2011	10.439092	14.585333	39.72%	0
2010*	10.000000	10.439092	4.39%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2012	10.850123	14.127214	30.20%	0
2011	11.279604	10.850123	-3.81%	0
2010*	10.000000	11.279604	12.80%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2012	5.541701	3.494215	-36.95%	0
2011	7.314403	5.541701	-24.24%	0
2010*	10.000000	7.314403	-26.86%	0
ProFunds - ProFund VP Utilities - Q/NQ
2012	10.718032	10.448067	-2.52%	0
2011*	10.000000	10.718032	7.18%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2012	3.392803	4.102522	20.92%	0
2011	4.481297	3.392803	-24.29%	0
2010	4.072260	4.481297	10.04%	0
2009	4.332078	4.072260	-6.00%	0
2008	7.564411	4.332078	-42.73%	3,408

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2012	11.673882	12.582421	7.78%	0
2011	14.353842	11.673882	-18.67%	0
2010	11.639493	14.353842	23.32%	0
2009	7.691133	11.639493	51.34%	4,484
2008	14.470445	7.691133	-46.85%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2012	10.471388	13.861222	32.37%	0
2011	9.725723	10.471388	7.67%	0
2010	9.024549	9.725723	7.77%	0
2009	7.833542	9.024549	15.20%	0
2008	9.121178	7.833542	-14.12%	3,396
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2012	5.644018	5.416718	-4.03%	0
2011	6.209924	5.644018	-9.11%	0
2010	5.904709	6.209924	5.17%	0
2009	5.436954	5.904709	8.60%	0
2008	10.956813	5.436954	-50.38%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2012	13.338967	14.159396	6.15%	0
2011	12.043611	13.338967	10.76%	0
2010	10.548245	12.043611	14.18%	0
2009	9.096293	10.548245	15.96%	868
2008	12.197028	9.096293	-25.42%	2,471
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2012	8.009184	9.133200	14.03%	0
2011	7.541365	8.009184	6.20%	0
2010	6.217725	7.541365	21.29%	0
2009	4.666510	6.217725	33.24%	0
2008	12.522115	4.666510	-62.73%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2012	5.966450	5.868941	-1.63%	0
2011	7.338634	5.966450	-18.70%	0
2010	6.880797	7.338634	6.65%	0
2009	4.112970	6.880797	67.30%	1,581
2008	8.469358	4.112970	-51.44%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2012	10.286707	10.254028	-0.32%	0
2011	11.222556	10.286707	-8.34%	0
2010	9.682889	11.222556	15.90%	0
2009	7.181627	9.682889	34.83%	815
2008	13.671107	7.181627	-47.47%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Services Fund - Q/NQ
2012	9.657049	9.438411	-2.26%	0
2011	10.935815	9.657049	-11.69%	0
2010	8.911934	10.935815	22.71%	0
2009	5.636362	8.911934	58.12%	1,172
2008	13.657263	5.636362	-58.73%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2012	5.457463	6.463225	18.43%	0
2011	6.605825	5.457463	-17.38%	0
2010	7.605054	6.605825	-13.14%	0
2009	5.759009	7.605054	32.05%	3,678
2008	13.106698	5.759009	-56.06%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2012	4.713037	5.628575	19.43%	0
2011	5.690413	4.713037	-17.18%	0
2010	5.111043	5.690413	11.34%	0
2009	4.386888	5.111043	16.51%	2,067
2008	8.674382	4.386888	-49.43%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2012	14.252732	14.290989	0.27%	0
2011	10.347215	14.252732	37.74%	0
2010	9.653604	10.347215	7.18%	0
2009	14.485352	9.653604	-33.36%	0
2008	10.274241	14.485352	40.99%	2,174
Rydex Variable Trust - Health Care Fund - Q/NQ
2012	9.667649	11.026242	14.05%	0
2011	9.485582	9.667649	1.92%	0
2010	9.125946	9.485582	3.94%	0
2009	7.520641	9.125946	21.35%	1,005
2008	10.281461	7.520641	-26.85%	2,894
Rydex Variable Trust - Internet Fund - Q/NQ
2012	9.787436	11.368776	16.16%	0
2011	11.414372	9.787436	-14.25%	0
2010	9.708158	11.414372	17.58%	0
2009	6.012689	9.708158	61.46%	5,764
2008	11.205293	6.012689	-46.34%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2012	2.945902	2.223615	-24.52%	0
2011	4.149330	2.945902	-29.00%	0
2010	6.114688	4.149330	-32.14%	0
2009	11.348726	6.114688	-46.12%	0
2008	7.247869	11.348726	56.58%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2012	4.397438	4.015399	-8.69%	0
2011	6.493569	4.397438	-32.28%	0
2010	7.650353	6.493569	-15.12%	0
2009	6.581108	7.650353	16.25%	0
2008	9.686986	6.581108	-32.06%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2012	5.067321	4.026962	-20.53%	0
2011	5.616876	5.067321	-9.78%	0
2010	7.723155	5.616876	-27.27%	0
2009	12.257991	7.723155	-36.99%	0
2008	9.367156	12.257991	30.86%	938
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2012	4.754165	3.764900	-20.81%	0
2011	5.430468	4.754165	-12.45%	0
2010	7.085381	5.430468	-23.36%	0
2009	12.146735	7.085381	-41.67%	0
2008	8.428992	12.146735	44.11%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2012	4.794030	3.819381	-20.33%	0
2011	5.330002	4.794030	-10.06%	0
2010	7.565263	5.330002	-29.55%	0
2009	11.574445	7.565263	-34.64%	0
2008	9.534813	11.574445	21.39%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2012	6.240193	5.042871	-19.19%	0
2011	7.046938	6.240193	-11.45%	0
2010	8.717338	7.046938	-19.16%	0
2009	12.359975	8.717338	-29.47%	0
2008	9.117682	12.359975	35.56%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2012	5.555061	6.494629	16.91%	0
2011	8.030936	5.555061	-30.83%	0
2010	7.128194	8.030936	12.66%	0
2009	5.920640	7.128194	20.40%	0
2008	9.074218	5.920640	-34.75%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2012	8.965828	10.588522	18.10%	0
2011	8.989036	8.965828	-0.26%	0
2010	7.083874	8.989036	26.89%	0
2009	5.322183	7.083874	33.10%	1,467
2008	10.740249	5.322183	-50.45%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2012	7.962247	9.636494	21.03%	0
2011	8.850667	7.962247	-10.04%	0
2010	6.609313	8.850667	33.91%	0
2009	4.455070	6.609313	48.35%	0
2008	10.133728	4.455070	-56.04%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2012	9.071207	11.843773	30.56%	0
2011	9.381044	9.071207	-3.30%	0
2010	7.038673	9.381044	33.28%	0
2009	3.319531	7.038673	112.04%	0
2008	12.446471	3.319531	-73.33%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2012	11.216293	12.749571	13.67%	0
2011	11.276328	11.216293	-0.53%	0
2010	9.775923	11.276328	15.35%	0
2009	6.606480	9.775923	47.97%	0
2008	11.683965	6.606480	-43.46%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2012	7.199154	8.566970	19.00%	0
2011	7.482109	7.199154	-3.78%	0
2010	6.406448	7.482109	16.79%	0
2009	4.856482	6.406448	31.92%	0
2008	10.959173	4.856482	-55.69%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2012	10.857084	10.135572	-6.65%	0
2011	14.704506	10.857084	-26.16%	0
2010	10.939122	14.704506	34.42%	0
2009	7.529653	10.939122	45.28%	3,705
2008	12.590814	7.529653	-40.20%	1,615
Rydex Variable Trust - Real Estate Fund - Q/NQ
2012	7.784959	8.968422	15.20%	0
2011	7.819323	7.784959	-0.44%	0
2010	6.432454	7.819323	21.56%	0
2009	5.274963	6.432454	21.94%	1,641
2008	9.285947	5.274963	-43.19%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2012	10.151281	11.538993	13.67%	0
2011	9.902318	10.151281	2.51%	0
2010	8.128277	9.902318	21.83%	0
2009	5.789170	8.128277	40.40%	1,124
2008	8.869285	5.789170	-34.73%	3,262

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2012	6.735997	8.006431	18.86%	0
2011	7.879254	6.735997	-14.51%	0
2010	5.871325	7.879254	34.20%	0
2009	4.524175	5.871325	29.78%	0
2008	9.556858	4.524175	-52.66%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2012	5.664187	7.134208	25.95%	0
2011	6.057310	5.664187	-6.49%	0
2010	4.959038	6.057310	22.15%	0
2009	3.480149	4.959038	42.49%	0
2008	11.167763	3.480149	-68.84%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2012	10.098376	11.138564	10.30%	0
2011	10.486835	10.098376	-3.70%	0
2010	8.615404	10.486835	21.72%	0
2009	6.010622	8.615404	43.34%	5,710
2008	10.261209	6.010622	-41.42%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2012	8.270294	9.840192	18.98%	0
2011	8.773021	8.270294	-5.73%	0
2010	7.489900	8.773021	17.13%	0
2009	5.086657	7.489900	47.25%	6,185
2008	10.177478	5.086657	-50.02%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2012	12.065050	13.630077	12.97%	0
2011	12.474901	12.065050	-3.29%	0
2010	9.665214	12.474901	29.07%	0
2009	6.331123	9.665214	52.66%	9,671
2008	10.185518	6.331123	-37.84%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2012	8.769682	9.986967	13.88%	0
2011	9.701782	8.769682	-9.61%	0
2010	8.295691	9.701782	16.95%	0
2009	5.488823	8.295691	51.14%	6,244
2008	10.003084	5.488823	-45.13%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2012	10.046990	10.817634	7.67%	0
2011	9.969461	10.046990	0.78%	0
2010	8.166325	9.969461	22.08%	0
2009	6.261582	8.166325	30.42%	258
2008	9.793424	6.261582	-36.06%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2012	7.726977	9.054708	17.18%	0
2011	8.764695	7.726977	-11.84%	0
2010	7.196712	8.764695	21.79%	0
2009	4.555853	7.196712	57.97%	340
2008	8.283403	4.555853	-45.00%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2012	5.584794	5.094893	-8.77%	0
2011	5.991677	5.584794	-6.79%	0
2010	6.445210	5.991677	-7.04%	0
2009	7.866613	6.445210	-18.07%	0
2008	7.654954	7.866613	2.76%	2,016
Rydex Variable Trust - Technology Fund - Q/NQ
2012	8.253360	8.996941	9.01%	0
2011	9.336566	8.253360	-11.60%	0
2010	8.560377	9.336566	9.07%	0
2009	5.651124	8.560377	51.48%	1,252
2008	10.634755	5.651124	-46.86%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2012	7.043768	7.189854	2.07%	0
2011	8.452587	7.043768	-16.67%	0
2010	7.582225	8.452587	11.48%	0
2009	6.052553	7.582225	25.27%	0
2008	11.374693	6.052553	-46.79%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2012	7.660403	8.768192	14.46%	0
2011	8.852999	7.660403	-13.47%	0
2010	7.325816	8.852999	20.85%	0
2009	6.410815	7.325816	14.27%	0
2008	8.811236	6.410815	-27.24%	3,486
Rydex Variable Trust - Utilities Fund - Q/NQ
2012	11.274453	11.097582	-1.57%	0
2011	9.958501	11.274453	13.21%	0
2010	9.570774	9.958501	4.05%	0
2009	8.639323	9.570774	10.78%	0
2008	12.601708	8.639323	-31.44%	3,261
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2012	9.882987	9.695658	-1.90%	0
2011	10.539752	9.882987	-6.23%	0
2010	11.469949	10.539752	-8.11%	0
2009	11.052190	11.469949	3.78%	0
2008	12.936169	11.052190	-14.56%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	10.222109	11.729406	14.75%	0
2011*	10.000000	10.222109	2.22%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2012	8.219094	10.396694	26.49%	0
2011*	10.000000	8.219094	-17.81%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2012	8.806977	9.747282	10.68%	0
2011*	10.000000	8.806977	-11.93%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	7.623856	7.672593	0.64%	0
2011*	10.000000	7.623856	-23.76%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2012	9.521032	9.391498	-1.36%	0
2011*	10.000000	9.521032	-4.79%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2012	8.988780	9.899989	10.14%	0
2011*	10.000000	8.988780	-10.11%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	10.528262	10.982893	4.32%	0
2011*	10.000000	10.528262	5.28%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2012	8.130502	9.062775	11.47%	0
2011	8.116095	8.130502	0.18%	0
2010	7.318633	8.116095	10.90%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2012	8.491226	9.450983	11.30%	0
2011	8.652048	8.491226	-1.86%	0
2010	7.851729	8.652048	10.19%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	9.838735	10.510284	6.83%	0
2011	10.509324	9.838735	-6.38%	0
2010*	10.000000	10.509324	5.09%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2012	9.946267	9.459658	-4.89%	0
2011	11.720241	9.946267	-15.14%	0
2010*	10.000000	11.720241	17.20%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2012*	10.000000	10.380833	3.81%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2012	9.001652	9.814444	9.03%	0
2011*	10.000000	9.001652	-9.98%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2012	7.775445	8.841549	13.71%	0
2011	7.947099	7.775445	-2.16%	0
2010	7.119044	7.947099	11.63%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2012	9.128289	10.145068	11.14%	0
2011	9.397577	9.128289	-2.87%	0
2010	7.809673	9.397577	20.33%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2012*	10.000000	10.469386	4.69%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	9.862906	11.050247	12.04%	0
2011	10.310665	9.862906	-4.34%	0
2010*	10.000000	10.310665	3.11%	0
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
2012	9.575690	10.477740	9.42%	0
2011	10.297436	9.575690	-7.01%	0
2010*	10.000000	10.297436	2.97%	0
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
2012	9.670734	10.118697	4.63%	0
2011	10.085102	9.670734	-4.11%	0
2010*	10.000000	10.085102	0.85%	0
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
2012	9.477399	10.129732	6.88%	0
2011	10.036404	9.477399	-5.57%	0
2010*	10.000000	10.036404	0.36%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2012	8.340604	9.212936	10.46%	0
2011	9.260946	8.340604	-9.94%	0
2010	8.279294	9.260946	11.86%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2012	8.728020	9.393346	7.62%	0
2011	9.008456	8.728020	-3.11%	0
2010	8.354698	9.008456	7.83%	0
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2012	8.134666	8.883484	9.21%	0
2011	8.740869	8.134666	-6.94%	0
2010	7.909511	8.740869	10.51%	0
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
2012	8.370429	8.303130	-0.80%	0
2011	9.695881	8.370429	-13.67%	0
2010*	10.000000	9.695881	-3.04%	0
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
2012	8.534807	8.608843	0.87%	0
2011	9.477852	8.534807	-9.95%	0
2010*	10.000000	9.477852	-5.22%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2012	7.537247	6.501431	-13.74%	0
2011	8.490386	7.537247	-11.23%	0
2010	9.059786	8.490386	-6.28%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2012	7.850368	7.795758	-0.70%	0
2011	7.815810	7.850368	0.44%	0
2010	7.576631	7.815810	3.16%	0
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
2012	8.700163	8.826102	1.45%	0
2011	9.583826	8.700163	-9.22%	0
2010	8.870484	9.583826	8.04%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	9.314170	10.783237	15.77%	0
2011	10.331427	9.314170	-9.85%	0
2010*	10.000000	10.331427	3.31%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2012	9.370425	9.946028	6.14%	0
2011*	10.000000	9.370425	-6.30%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.229367	10.374866	12.41%	0
2011*	10.000000	9.229367	-7.71%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	11.203703	12.484462	11.43%	0
2011	11.108619	11.203703	0.86%	0
2010	10.104577	11.108619	9.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	9.669678	10.910853	12.84%	0
2011	10.630958	9.669678	-9.04%	0
2010*	10.000000	10.630958	6.31%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.932406	10.715925	7.89%	0
2011	10.362540	9.932406	-4.15%	0
2010*	10.000000	10.362540	3.63%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.831051	10.853155	10.40%	0
2011	10.480203	9.831051	-6.19%	0
2010*	10.000000	10.480203	4.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.029945	10.474039	4.43%	0
2011	10.179829	10.029945	-1.47%	0
2010*	10.000000	10.179829	1.80%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.882565	10.787835	9.16%	0
2011	10.414808	9.882565	-5.11%	0
2010*	10.000000	10.414808	4.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	9.766491	10.871364	11.31%	0
2011	10.545080	9.766491	-7.38%	0
2010*	10.000000	10.545080	5.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.980429	10.669107	6.90%	26,332
2011	10.300405	9.980429	-3.11%	26,332
2010*	10.000000	10.300405	3.00%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	10.154693	10.566747	4.06%	0
2011*	10.000000	10.154693	1.55%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	8.410651	9.578637	13.89%	0
2011	11.155036	8.410651	-24.60%	0
2010*	10.000000	11.155036	11.55%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
2012	11.567553	11.578764	0.10%	0
2011	11.100076	11.567553	4.21%	0
2010	10.903378	11.100076	1.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
2012	8.355975	9.409756	12.61%	0
2011	8.953162	8.355975	-6.67%	0
2010	8.043793	8.953162	11.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
2012	10.087571	10.728312	6.35%	0
2011	10.293057	10.087571	-2.00%	0
2010*	10.000000	10.293057	2.93%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
2012	9.998692	10.907924	9.09%	0
2011	10.393678	9.998692	-3.80%	0
2010*	10.000000	10.393678	3.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
2012	10.280067	10.501608	2.16%	0
2011	10.278599	10.280067	0.01%	0
2010	9.987652	10.278599	2.91%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
2012	9.446349	10.171568	7.68%	0
2011	9.726661	9.446349	-2.88%	0
2010	9.031369	9.726661	7.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
2012	8.873537	9.804393	10.49%	0
2011	9.333446	8.873537	-4.93%	0
2010	8.508066	9.333446	9.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
2012	10.010199	10.498634	4.88%	0
2011	10.084798	10.010199	-0.74%	0
2010	9.570409	10.084798	5.37%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2012	9.423949	9.154647	-2.86%	0
2011	9.699636	9.423949	-2.84%	0
2010	9.984169	9.699636	-2.85%	28,796
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	9.690560	10.874836	12.22%	0
2011	11.036524	9.690560	-12.20%	0
2010*	10.000000	11.036524	10.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.539051	9.700908	13.61%	0
2011	10.513528	8.539051	-18.78%	0
2010*	10.000000	10.513528	5.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	10.024082	11.309488	12.82%	0
2011	10.662191	10.024082	-5.98%	0
2010*	10.000000	10.662191	6.62%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	9.273206	10.593035	14.23%	0
2011	10.164014	9.273206	-8.76%	0
2010*	10.000000	10.164014	1.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	10.318545	11.491721	11.37%	0
2011	11.115437	10.318545	-7.17%	0
2010*	10.000000	11.115437	11.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	10.129106	11.448161	13.02%	0
2011	10.673457	10.129106	-5.10%	0
2010*	10.000000	10.673457	6.73%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
2012	7.020559	7.732344	10.14%	0
2011	7.273520	7.020559	-3.48%	0
2010	5.969785	7.273520	21.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
2012	8.237288	9.648903	17.14%	0
2011	8.940063	8.237288	-7.86%	0
2010	7.270564	8.940063	22.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
2012	9.022974	10.122002	12.18%	0
2011	9.832437	9.022974	-8.23%	0
2010	8.073918	9.832437	21.78%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
2012	8.144025	9.044825	11.06%	0
2011	8.317070	8.144025	-2.08%	0
2010	7.544497	8.317070	10.24%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.851991	9.907712	0.57%	0
2011*	10.000000	9.851991	-1.48%	0
Northern Lights Variable Trust - Mariner Hyman Beck Portfolio: Class 2 Shares - Q/NQ
2012*	10.000000	9.545633	-4.54%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2012*	10.000000	10.126880	1.27%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012	9.435928	10.523696	11.53%	0
2011*	10.000000	9.435928	-5.64%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2012	10.893257	11.124317	2.12%	0
2011	12.126962	10.893257	-10.17%	0
2010*	10.000000	12.126962	21.27%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2012	10.824304	12.383199	14.40%	0
2011	10.489501	10.824304	3.19%	0
2010*	10.000000	10.489501	4.90%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	11.351334	11.603935	2.23%	0
2011	10.776446	11.351334	5.33%	0
2010*	10.000000	10.776446	7.76%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2012	11.247649	11.676087	3.81%	0
2011	10.773444	11.247649	4.40%	0
2010*	10.000000	10.773444	7.73%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2012	10.512577	11.661788	10.93%	0
2011	10.481185	10.512577	0.30%	0
2010*	10.000000	10.481185	4.81%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	9.720090	9.985296	2.73%	0
2011*	10.000000	9.720090	-2.80%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.899591	10.530350	6.37%	0
2011*	10.000000	9.899591	-1.00%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2012	8.227187	8.923972	8.47%	0
2011	11.086362	8.227187	-25.79%	0
2010*	10.000000	11.086362	10.86%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2012	10.192770	11.455606	12.39%	0
2011	10.708435	10.192770	-4.82%	0
2010*	10.000000	10.708435	7.08%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2012	10.755797	11.924449	10.87%	0
2011	10.774800	10.755797	-0.18%	0
2010*	10.000000	10.774800	7.75%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2012	7.804536	8.754969	12.18%	0
2011	11.003966	7.804536	-29.08%	0
2010*	10.000000	11.003966	10.04%	0
ProFunds - ProFund VP Banks - Q/NQ
2012	7.382805	9.567735	29.59%	0
2011*	10.000000	7.382805	-26.17%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2012	7.638640	8.050111	5.39%	0
2011*	10.000000	7.638640	-23.61%	0
ProFunds - ProFund VP Bear - Q/NQ
2012	7.862117	6.369855	-18.98%	0
2011	8.881299	7.862117	-11.48%	0
2010*	10.000000	8.881299	-11.19%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Biotechnology - Q/NQ
2012	9.255462	12.651316	36.69%	0
2011*	10.000000	9.255462	-7.45%	0
ProFunds - ProFund VP Bull - Q/NQ
2012	9.970989	11.031511	10.64%	0
2011	10.262815	9.970989	-2.84%	0
2010*	10.000000	10.262815	2.63%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2012	9.783213	10.535840	7.69%	0
2011*	10.000000	9.783213	-2.17%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2012	9.536067	11.311033	18.61%	0
2011*	10.000000	9.536067	-4.64%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2012	8.501790	8.801508	3.53%	0
2011	10.898326	8.501790	-21.99%	0
2010*	10.000000	10.898326	8.98%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2012	9.283075	10.514579	13.27%	0
2011	10.486844	9.283075	-11.48%	0
2010*	10.000000	10.486844	4.87%	0
ProFunds - ProFund VP Financials - Q/NQ
2012	8.188273	9.921652	21.17%	0
2011*	10.000000	8.188273	-18.12%	0
ProFunds - ProFund VP Health Care - Q/NQ
2012	9.501630	10.836841	14.05%	0
2011*	10.000000	9.501630	-4.98%	0
ProFunds - ProFund VP Industrials - Q/NQ
2012	8.640767	9.720214	12.49%	0
2011*	10.000000	8.640767	-13.59%	0
ProFunds - ProFund VP International - Q/NQ
2012	8.945348	10.074465	12.62%	0
2011	10.748808	8.945348	-16.78%	0
2010*	10.000000	10.748808	7.49%	0
ProFunds - ProFund VP Internet - Q/NQ
2012	8.369679	9.737599	16.34%	0
2011*	10.000000	8.369679	-16.30%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Japan - Q/NQ
2012	6.989666	8.348285	19.44%	0
2011	8.831859	6.989666	-20.86%	0
2010*	10.000000	8.831859	-11.68%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2012	10.510819	11.868035	12.91%	0
2011	10.663290	10.510819	-1.43%	0
2010*	10.000000	10.663290	6.63%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2012	10.882863	10.878267	-0.04%	0
2011	10.955391	10.882863	-0.66%	0
2010*	10.000000	10.955391	9.55%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2012	10.286444	11.177230	8.66%	0
2011*	10.000000	10.286444	2.86%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2012	8.196769	6.804230	-16.99%	0
2011*	10.000000	8.196769	-18.03%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2012	9.178615	10.447706	13.83%	0
2011*	10.000000	9.178615	-8.21%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2012	5.290588	4.782917	-9.60%	0
2011	8.713277	5.290588	-39.28%	0
2010*	10.000000	8.713277	-12.87%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2012	8.719327	8.116959	-6.91%	0
2011*	10.000000	8.719327	-12.81%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2012	8.866944	7.489930	-15.53%	0
2011	8.247074	8.866944	7.52%	0
2010*	10.000000	8.247074	-17.53%	0
ProFunds - ProFund VP Short International - Q/NQ
2012	8.356893	6.481713	-22.44%	0
2011	8.448979	8.356893	-1.09%	0
2010*	10.000000	8.448979	-15.51%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2012	7.465902	5.889262	-21.12%	0
2011	8.583666	7.465902	-13.02%	0
2010*	10.000000	8.583666	-14.16%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Technology - Q/NQ
2012	9.179248	9.836224	7.16%	0
2011*	10.000000	9.179248	-8.21%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2012	9.419072	10.661491	13.19%	0
2011*	10.000000	9.419072	-5.81%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2012	14.535621	14.257668	-1.91%	0
2011	10.424867	14.535621	39.43%	0
2010*	10.000000	10.424867	4.25%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2012	10.813122	14.050067	29.94%	0
2011	11.264243	10.813122	-4.00%	0
2010*	10.000000	11.264243	12.64%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2012	5.522764	3.475078	-37.08%	0
2011	7.304407	5.522764	-24.39%	0
2010*	10.000000	7.304407	-26.96%	0
ProFunds - ProFund VP Utilities - Q/NQ
2012	10.703422	10.412318	-2.72%	0
2011*	10.000000	10.703422	7.03%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2012	3.230309	3.898002	20.67%	0
2011	4.275452	3.230309	-24.45%	0
2010	3.893195	4.275452	9.82%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2012	10.860235	11.681340	7.56%	0
2011	13.380862	10.860235	-18.84%	0
2010	10.872807	13.380862	23.07%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2012	10.867383	14.355816	32.10%	0
2011	10.114251	10.867383	7.45%	0
2010	9.404381	10.114251	7.55%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2012	6.217485	5.954796	-4.23%	0
2011	6.854948	6.217485	-9.30%	0
2010	6.531440	6.854948	4.95%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2012	12.104528	12.822569	5.93%	0
2011	10.951488	12.104528	10.53%	0
2010	9.611449	10.951488	13.94%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2012	7.016754	7.985025	13.80%	0
2011	6.620479	7.016754	5.99%	0
2010	5.469685	6.620479	21.04%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2012	6.665634	6.543176	-1.84%	0
2011	8.215489	6.665634	-18.87%	0
2010	7.718785	8.215489	6.44%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2012	9.728163	9.677285	-0.52%	0
2011	10.635025	9.728163	-8.53%	0
2010	9.194841	10.635025	15.66%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2012	9.402799	9.170988	-2.47%	0
2011	10.669816	9.402799	-11.87%	0
2010	8.713045	10.669816	22.46%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2012	4.666727	5.515386	18.19%	0
2011	5.660330	4.666727	-17.55%	0
2010	6.529948	5.660330	-13.32%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2012	4.419403	5.267037	19.18%	0
2011	5.346862	4.419403	-17.35%	0
2010	4.812355	5.346862	11.11%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2012	14.397155	14.406063	0.06%	0
2011	10.473523	14.397155	37.46%	0
2010	9.791561	10.473523	6.96%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2012	9.662279	10.997431	13.82%	0
2011	9.499794	9.662279	1.71%	0
2010	9.158425	9.499794	3.73%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2012	9.502830	11.015454	15.92%	0
2011	11.105245	9.502830	-14.43%	0
2010	9.464655	11.105245	17.33%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2012	3.383171	2.548418	-24.67%	0
2011	4.775040	3.383171	-29.15%	0
2010	7.051295	4.775040	-32.28%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2012	4.189279	3.817440	-8.88%	0
2011	6.198924	4.189279	-32.42%	0
2010	7.318270	6.198924	-15.30%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2012	5.013811	3.976224	-20.69%	0
2011	5.568968	5.013811	-9.97%	0
2010	7.673081	5.568968	-27.42%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2012	4.784352	3.780987	-20.97%	0
2011	5.476163	4.784352	-12.63%	0
2010	7.159729	5.476163	-23.51%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2012	4.966699	3.948783	-20.49%	0
2011	5.533310	4.966699	-10.24%	0
2010	7.870034	5.533310	-29.69%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2012	6.502296	5.243846	-19.35%	0
2011	7.358009	6.502296	-11.63%	0
2010	9.120904	7.358009	-19.33%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2012	5.411468	6.313718	16.67%	0
2011	7.839476	5.411468	-30.97%	0
2010	6.972555	7.839476	12.43%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2012	8.190008	9.652368	17.86%	0
2011	8.228079	8.190008	-0.46%	0
2010	6.497513	8.228079	26.63%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2012	8.074217	9.751888	20.78%	0
2011	8.993584	8.074217	-10.22%	0
2010	6.729840	8.993584	33.64%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2012	9.126691	11.891721	30.30%	0
2011	9.457816	9.126691	-3.50%	0
2010	7.110843	9.457816	33.01%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2012	11.030264	12.512295	13.44%	0
2011	11.112084	11.030264	-0.74%	0
2010	9.653339	11.112084	15.11%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2012	6.653080	7.900850	18.75%	0
2011	6.928776	6.653080	-3.98%	0
2010	5.944856	6.928776	16.55%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2012	10.385142	9.675018	-6.84%	0
2011	14.094249	10.385142	-26.32%	0
2010	10.506689	14.094249	34.15%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2012	6.873101	7.901647	14.96%	0
2011	6.917621	6.873101	-0.64%	0
2010	5.702369	6.917621	21.31%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2012	9.747889	11.057641	13.44%	0
2011	9.528356	9.747889	2.30%	0
2010	7.837379	9.528356	21.58%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2012	6.571724	7.795093	18.62%	0
2011	7.702912	6.571724	-14.69%	0
2010	5.751729	7.702912	33.92%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2012	5.145405	6.467445	25.69%	0
2011	5.513843	5.145405	-6.68%	0
2010	4.523371	5.513843	21.90%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2012	10.068012	11.082205	10.07%	0
2011	10.476787	10.068012	-3.90%	0
2010	8.624842	10.476787	21.47%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2012	7.671158	9.108549	18.74%	0
2011	8.154214	7.671158	-5.92%	0
2010	6.975913	8.154214	16.89%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2012	12.735102	14.357423	12.74%	0
2011	13.194784	12.735102	-3.48%	0
2010	10.243977	13.194784	28.81%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2012	8.324095	9.460013	13.65%	0
2011	9.227765	8.324095	-9.79%	0
2010	7.906603	9.227765	16.71%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2012	10.175567	10.933513	7.45%	0
2011	10.117788	10.175567	0.57%	0
2010	8.304874	10.117788	21.83%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2012	7.533198	8.809464	16.94%	0
2011	8.562458	7.533198	-12.02%	0
2010	7.045105	8.562458	21.54%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2012	5.982854	5.446783	-8.96%	0
2011	6.431909	5.982854	-6.98%	0
2010	6.933025	6.431909	-7.23%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2012	8.319733	9.050609	8.78%	0
2011	9.430991	8.319733	-11.78%	0
2010	8.664726	9.430991	8.84%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2012	6.709832	6.834900	1.86%	0
2011	8.068408	6.709832	-16.84%	0
2010	7.252484	8.068408	11.25%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2012	7.490693	8.556293	14.23%	0
2011	8.674663	7.490693	-13.65%	0
2010	7.193002	8.674663	20.60%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2012	10.081288	9.902694	-1.77%	0
2011	8.922883	10.081288	12.98%	0
2010	8.593112	8.922883	3.84%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2012	9.091022	8.900343	-2.10%	0
2011	9.715089	9.091022	-6.42%	0
2010	10.594279	9.715089	-8.30%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	10.208185	11.689310	14.51%	0
2011*	10.000000	10.208185	2.08%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2012	8.207875	10.361135	26.23%	0
2011*	10.000000	8.207875	-17.92%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2012	8.794954	9.713938	10.45%	0
2011*	10.000000	8.794954	-12.05%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	7.613441	7.646328	0.43%	0
2011*	10.000000	7.613441	-23.87%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2012	9.508056	9.359378	-1.56%	0
2011*	10.000000	9.508056	-4.92%	0

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2012	8.973417	9.857578	9.85%	0
2011*	10.000000	8.973417	-10.27%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	10.510292	10.935856	4.05%	0
2011*	10.000000	10.510292	5.10%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2012	8.023326	8.920241	11.18%	0
2011	8.029722	8.023326	-0.08%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2012	8.379283	9.302329	11.02%	0
2011	8.559978	8.379283	-2.11%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	9.796712	10.438409	6.55%	0
2011	10.491392	9.796712	-6.62%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2012	9.903807	9.394968	-5.14%	0
2011	11.700255	9.903807	-15.35%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2012*	10.000000	10.363017	3.63%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2012	8.986272	9.772423	8.75%	0
2011*	10.000000	8.986272	-10.14%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2012	7.672927	8.702467	13.42%	0
2011	7.862504	7.672927	-2.41%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2012	9.007985	9.985545	10.85%	0
2011	9.297601	9.007985	-3.11%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2012*	10.000000	10.451434	4.51%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	9.820785	10.974686	11.75%	0
2011	10.293078	9.820785	-4.59%	0
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
2012	9.534800	10.406078	9.14%	0
2011	10.279861	9.534800	-7.25%	0

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
2012	9.629445	10.049487	4.36%	0
2011	10.067887	9.629445	-4.35%	0
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
2012	9.436921	10.060443	6.61%	0
2011	10.019277	9.436921	-5.81%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2012	8.232267	9.069801	10.17%	0
2011	9.164204	8.232267	-10.17%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2012	8.614691	9.247470	7.35%	0
2011	8.914371	8.614691	-3.36%	0
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2012	8.037406	8.754632	8.92%	0
2011	8.658605	8.037406	-7.17%	0
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
2012	8.334682	8.246341	-1.06%	0
2011	9.679336	8.334682	-13.89%	0
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
2012	8.498351	8.549957	0.61%	0
2011	9.461674	8.498351	-10.18%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2012	7.478273	6.433906	-13.97%	0
2011	8.445621	7.478273	-11.45%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2012	7.746882	7.673135	-0.95%	0
2011	7.732622	7.746882	0.18%	0
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
2012	8.585485	8.687284	1.19%	0
2011	9.481843	8.585485	-9.45%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	9.274386	10.709483	15.47%	0
2011	10.313800	9.274386	-10.08%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2012	9.354429	9.903451	5.87%	0
2011*	10.000000	9.354429	-6.46%	0

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.213613	10.330451	12.12%	0
2011*	10.000000	9.213613	-7.86%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	11.056117	12.288219	11.14%	0
2011	10.990487	11.056117	0.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	9.628374	10.836230	12.54%	0
2011	10.612818	9.628374	-9.28%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.889998	10.642644	7.61%	0
2011	10.344856	9.889998	-4.40%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.789069	10.778937	10.11%	0
2011	10.462333	9.789069	-6.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	9.987131	10.402420	4.16%	0
2011	10.162452	9.987131	-1.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.840370	10.714066	8.88%	0
2011	10.397040	9.840370	-5.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	9.724779	10.797022	11.03%	0
2011	10.527089	9.724779	-7.62%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.937830	10.596167	6.62%	0
2011	10.282836	9.937830	-3.36%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	10.137355	10.521498	3.79%	0
2011*	10.000000	10.137355	1.37%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	8.374721	9.513122	13.59%	0
2011	11.136020	8.374721	-24.80%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
2012	11.415209	11.396792	-0.16%	0
2011	10.982065	11.415209	3.94%	0

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
2012	8.245807	9.261748	12.32%	0
2011	8.857884	8.245807	-6.91%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
2012	10.044489	10.654940	6.08%	0
2011	10.275487	10.044489	-2.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
2012	9.956000	10.833328	8.81%	0
2011	10.375949	9.956000	-4.05%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
2012	10.144595	10.336476	1.89%	0
2011	10.169247	10.144595	-0.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
2012	9.321829	10.011584	7.40%	0
2011	9.623157	9.321829	-3.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
2012	8.756533	9.650171	10.21%	0
2011	9.234109	8.756533	-5.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
2012	9.878298	10.333577	4.61%	0
2011	9.977530	9.878298	-0.99%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2012	9.374250	9.082870	-3.11%	0
2011	9.673308	9.374250	-3.09%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	9.649167	10.800460	11.93%	0
2011	11.017705	9.649167	-12.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.502554	9.634528	13.31%	0
2011	10.495596	8.502554	-18.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	9.981272	11.232143	12.53%	0
2011	10.643999	9.981272	-6.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	9.233598	10.520579	13.94%	0
2011	10.146681	9.233598	-9.00%	0

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	10.274485	11.413141	11.08%	0
2011	11.096472	10.274485	-7.41%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	10.085854	11.369872	12.73%	0
2011	10.655251	10.085854	-5.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
2012	6.944077	7.628374	9.85%	0
2011	7.212811	6.944077	-3.73%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
2012	8.147583	9.519215	16.83%	0
2011	8.865486	8.147583	-8.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
2012	8.904017	9.962805	11.89%	0
2011	9.727802	8.904017	-8.47%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
2012	8.036647	8.902545	10.77%	0
2011	8.228539	8.036647	-2.33%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.835164	9.865278	0.31%	0
2011*	10.000000	9.835164	-1.65%	0
Northern Lights Variable Trust - Mariner Hyman Beck Portfolio: Class 2 Shares - Q/NQ
2012*	10.000000	9.532000	-4.68%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2012*	10.000000	10.112426	1.12%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012	9.419805	10.478620	11.24%	0
2011*	10.000000	9.419805	-5.80%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2012	10.846757	11.048258	1.86%	0
2011	12.106277	10.846757	-10.40%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2012	10.778085	12.298505	14.11%	0
2011	10.471595	10.778085	2.93%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	11.302647	11.524353	1.96%	0
2011	10.757826	11.302647	5.06%	0

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2012	11.199627	11.596241	3.54%	0
2011	10.755052	11.199627	4.13%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2012	10.467690	11.582031	10.65%	0
2011	10.463293	10.467690	0.04%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	9.703294	9.942315	2.46%	0
2011*	10.000000	9.703294	-2.97%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.882690	10.485251	6.10%	0
2011*	10.000000	9.882690	-1.17%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2012	8.192048	8.862917	8.19%	0
2011	11.067456	8.192048	-25.98%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2012	10.149041	11.377016	12.10%	0
2011	10.689931	10.149041	-5.06%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2012	10.709885	11.842921	10.58%	0
2011	10.756419	10.709885	-0.43%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2012	7.771180	8.695063	11.89%	0
2011	10.985197	7.771180	-29.26%	0
ProFunds - ProFund VP Banks - Q/NQ
2012	7.370159	9.526716	29.26%	0
2011*	10.000000	7.370159	-26.30%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2012	7.625564	8.015594	5.11%	0
2011*	10.000000	7.625564	-23.74%	0
ProFunds - ProFund VP Bear - Q/NQ
2012	7.828553	6.326283	-19.19%	0
2011	8.866130	7.828553	-11.70%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2012	9.239648	12.597151	36.34%	0
2011*	10.000000	9.239648	-7.60%	0

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bull - Q/NQ
2012	9.928403	10.956047	10.35%	0
2011	10.245296	9.928403	-3.09%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2012	9.766504	10.490706	7.42%	0
2011*	10.000000	9.766504	-2.33%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2012	9.519775	11.262574	18.31%	0
2011*	10.000000	9.519775	-4.80%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2012	8.465470	8.741283	3.26%	0
2011	10.879732	8.465470	-22.19%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2012	9.243392	10.442644	12.97%	0
2011	10.468940	9.243392	-11.71%	0
ProFunds - ProFund VP Financials - Q/NQ
2012	8.174256	9.879126	20.86%	0
2011*	10.000000	8.174256	-18.26%	0
ProFunds - ProFund VP Health Care - Q/NQ
2012	9.485402	10.790445	13.76%	0
2011*	10.000000	9.485402	-5.15%	0
ProFunds - ProFund VP Industrials - Q/NQ
2012	8.625987	9.678563	12.20%	0
2011*	10.000000	8.625987	-13.74%	0
ProFunds - ProFund VP International - Q/NQ
2012	8.907126	10.005556	12.33%	0
2011	10.730478	8.907126	-16.99%	0
ProFunds - ProFund VP Internet - Q/NQ
2012	8.355369	9.695861	16.04%	0
2011*	10.000000	8.355369	-16.45%	0
ProFunds - ProFund VP Japan - Q/NQ
2012	6.959766	8.291118	19.13%	0
2011	8.816769	6.959766	-21.06%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2012	10.465953	11.786902	12.62%	0
2011	10.645094	10.465953	-1.68%	0

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Oil & Gas - Q/NQ
2012	10.836399	10.803876	-0.30%	0
2011	10.936699	10.836399	-0.92%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2012	10.268889	11.129376	8.38%	0
2011*	10.000000	10.268889	2.69%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2012	8.182754	6.775063	-17.20%	0
2011*	10.000000	8.182754	-18.17%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2012	9.162923	10.402951	13.53%	0
2011*	10.000000	9.162923	-8.37%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2012	5.267953	4.750138	-9.83%	0
2011	8.698374	5.267953	-39.44%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2012	8.704424	8.082160	-7.15%	0
2011*	10.000000	8.704424	-12.96%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2012	8.829091	7.438690	-15.75%	0
2011	8.232973	8.829091	7.24%	0
ProFunds - ProFund VP Short International - Q/NQ
2012	8.321216	6.437371	-22.64%	0
2011	8.434537	8.321216	-1.34%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2012	7.433993	5.848943	-21.32%	0
2011	8.568994	7.433993	-13.25%	0
ProFunds - ProFund VP Technology - Q/NQ
2012	9.163554	9.794078	6.88%	0
2011*	10.000000	9.163554	-8.36%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2012	9.402975	10.615825	12.90%	0
2011*	10.000000	9.402975	-5.97%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2012	14.473579	14.160183	-2.17%	0
2011	10.407079	14.473579	39.07%	0

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2012	10.766953	13.954043	29.60%	0
2011	11.245036	10.766953	-4.25%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2012	5.499150	3.451263	-37.24%	0
2011	7.291903	5.499150	-24.59%	0
ProFunds - ProFund VP Utilities - Q/NQ
2012	10.685150	10.367724	-2.97%	0
2011*	10.000000	10.685150	6.85%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2012	3.187649	3.836596	20.36%	0
2011	4.229865	3.187649	-24.64%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2012	10.717007	11.497559	7.28%	0
2011	13.238427	10.717007	-19.05%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2012	10.724121	14.130046	31.76%	0
2011	10.006594	10.724121	7.17%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2012	6.135483	5.861087	-4.47%	0
2011	6.781946	6.135483	-9.53%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2012	11.945026	12.620979	5.66%	0
2011	10.834994	11.945026	10.24%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2012	6.924220	7.859396	13.51%	0
2011	6.549997	6.924220	5.71%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2012	6.577726	6.440212	-2.09%	0
2011	8.128041	6.577726	-19.07%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2012	9.599894	9.525051	-0.78%	0
2011	10.521827	9.599894	-8.76%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2012	9.278771	9.026653	-2.72%	0
2011	10.556201	9.278771	-12.10%	0

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2012	4.605131	5.428551	17.88%	0
2011	5.600047	4.605131	-17.77%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2012	4.361076	5.184119	18.87%	0
2011	5.289897	4.361076	-17.56%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2012	14.206854	14.178962	-0.20%	0
2011	10.361667	14.206854	37.11%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2012	9.534967	10.824535	13.52%	0
2011	9.398743	9.534967	1.45%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2012	9.377515	10.842146	15.62%	0
2011	10.987025	9.377515	-14.65%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2012	3.338540	2.508300	-24.87%	0
2011	4.724178	3.338540	-29.33%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2012	4.134016	3.757360	-9.11%	0
2011	6.132917	4.134016	-32.59%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2012	4.947716	3.913667	-20.90%	0
2011	5.509701	4.947716	-10.20%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2012	4.721258	3.721483	-21.18%	0
2011	5.417871	4.721258	-12.86%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2012	4.901228	3.886674	-20.70%	0
2011	5.474412	4.901228	-10.47%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2012	6.416592	5.161369	-19.56%	0
2011	7.279706	6.416592	-11.86%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2012	5.340084	6.214356	16.37%	0
2011	7.756053	5.340084	-31.15%	0

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Leisure Fund - Q/NQ
2012	8.082013	9.500524	17.55%	0
2011	8.140501	8.082013	-0.72%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2012	7.967736	9.598485	20.47%	0
2011	8.897846	7.967736	-10.45%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2012	9.006287	11.704594	29.96%	0
2011	9.357073	9.006287	-3.75%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2012	10.884860	12.315528	13.14%	0
2011	10.993810	10.884860	-0.99%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2012	6.565331	7.776540	18.45%	0
2011	6.855006	6.565331	-4.23%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2012	10.248129	9.522744	-7.08%	0
2011	13.944156	10.248129	-26.51%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2012	6.782423	7.777288	14.67%	0
2011	6.843928	6.782423	-0.90%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2012	9.619406	10.883756	13.14%	0
2011	9.426961	9.619406	2.04%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2012	6.484969	7.672371	18.31%	0
2011	7.620835	6.484969	-14.90%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2012	5.077479	6.365615	25.37%	0
2011	5.455071	5.077479	-6.92%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2012	9.935288	10.907902	9.79%	0
2011	10.365285	9.935288	-4.15%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2012	7.569982	8.965220	18.43%	0
2011	8.067387	7.569982	-6.17%	0

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2012	12.567252	14.131662	12.45%	0
2011	13.054395	12.567252	-3.73%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2012	8.214312	9.311173	13.35%	0
2011	9.129529	8.214312	-10.02%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2012	10.041449	10.761582	7.17%	0
2011	10.010135	10.041449	0.31%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2012	7.433814	8.670823	16.64%	0
2011	8.471267	7.433814	-12.25%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2012	5.904037	5.361155	-9.20%	0
2011	6.363495	5.904037	-7.22%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2012	8.210045	8.908247	8.50%	0
2011	9.330628	8.210045	-12.01%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2012	6.621339	6.727346	1.60%	0
2011	7.982524	6.621339	-17.05%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2012	7.391894	8.421673	13.93%	0
2011	8.582319	7.391894	-13.87%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2012	9.948485	9.747033	-2.02%	0
2011	8.827993	9.948485	12.69%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2012	8.971176	8.760351	-2.35%	0
2011	9.611718	8.971176	-6.66%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	10.190761	11.639267	14.21%	0
2011*	10.000000	10.190761	1.91%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2012	8.193830	10.316726	25.91%	0
2011*	10.000000	8.193830	-18.06%	0

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2012	8.779921	9.672323	10.16%	0
2011*	10.000000	8.779921	-12.20%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	7.600402	7.613537	0.17%	0
2011*	10.000000	7.600402	-24.00%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2012	9.491826	9.319285	-1.82%	0
2011*	10.000000	9.491826	-5.08%	0

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account-4:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-4 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2012, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2012, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2013

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Assets:
Investments at fair value:

Global Allocation V.I. Fund - Class III (MLVGA3)
1,308,615 shares (cost $18,717,616)	$18,765,541
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)
108,092 shares (cost $754,203)	757,722
Dynamic VP HY Bond Fund (DXVHY)
2,229,511 shares (cost $34,691,110)	35,460,815
MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)
44,131 shares (cost $644,968)	665,932
Emerging Markets Debt Portfolio - Class II (MSEMB)
147,933 shares (cost $1,336,605)	1,399,450
Global Tactical Asset Allocation Portfolio - Class II (MSVGT2)
24,096 shares (cost $223,183)	229,878
Global Real Estate Portfolio - Class II (VKVGR2)
165,885 shares (cost $1,442,743)	1,569,274
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
250,058 shares (cost $4,725,080)	4,926,152
Federated NVIT High Income Bond Fund - Class III (HIBF3)
932,097 shares (cost $6,382,189)	6,431,471
NVIT Emerging Markets Fund - Class III (GEM3)
163,193 shares (cost $1,905,694)	1,930,577
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
22,265 shares (cost $196,522)	198,608
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
232,630 shares (cost $2,424,325)	2,507,754
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
242,231 shares (cost $2,474,366)	2,548,266
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
699,062 shares (cost $7,409,462)	7,479,967
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
330,605 shares (cost $3,368,926)	3,517,639
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
149,377 shares (cost $1,430,889)	1,511,699
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
230,441 shares (cost $2,449,584)	2,488,759
NVIT Core Plus Bond Fund - Class II (NVLCP2)
582,042 shares (cost $6,956,855)	6,868,097
NVIT Nationwide Fund - Class III (TRF3)
103,090 shares (cost $990,977)	1,054,613
NVIT Government Bond Fund - Class III (GBF3)
1,567,072 shares (cost $18,665,986)	18,225,044
NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)
445,038 shares (cost $3,865,041)	4,419,226
NVIT Investor Destinations Balanced Fund - Class VI (NVDBL6)
72,818 shares (cost $973,467)	994,690
NVIT Investor Destinations Capital Appreciation Fund - Class VI (NVDCA6)
38,745 shares (cost $544,946)	585,053
NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)
1,496,712 shares (cost $15,147,286)	15,505,938
NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)
2,030,676 shares (cost $20,486,435)	22,763,878
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)
547,337 shares (cost $5,338,358)	6,069,968
NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)
1,361,702 shares (cost $13,852,316)	14,897,019

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

NVIT Money Market Fund - Class I (SAM)
84,305 shares (cost $84,305)	84,305
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
170,180 shares (cost $1,638,335)	1,708,611
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
103,725 shares (cost $972,800)	1,004,061
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
115,999 shares (cost $1,198,983)	1,216,835
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
101,687 shares (cost $882,415)	950,775
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
29,312 shares (cost $209,732)	311,883
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
162,094 shares (cost $1,766,997)	1,701,991
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
135,330 shares (cost $1,425,972)	1,397,960
NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)
30,502 shares (cost $519,209)	527,379
NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)
81,970 shares (cost $891,564)	968,890
NVIT Multi-Manager Small Company Fund - Class III (SCF3)
133,954 shares (cost $2,341,398)	2,626,844
NVIT Short Term Bond Fund - Class II (NVSTB2)
624,429 shares (cost $6,591,553)	6,575,242
NVIT Money Market Fund - Class II (NVMM2)
196,943,004 shares (cost $196,943,004)	196,943,004
Mariner Hyman Beck Portfolio: Class 2 (NOVMH2)
129,062 shares (cost $1,274,670)	1,251,906
Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)
2,561,004 shares (cost $26,062,740)	26,301,509
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
232,952 shares (cost $2,794,608)	2,797,751
VP Income & Growth Fund - Class III (ACVIG3)
572,378 shares (cost $3,638,292)	3,949,411
American Century VP Inflation Protection Fund - Class II (ACVIP2)
799,521 shares (cost $9,525,328)	9,618,240
VP Ultra(R) Fund - Class III (ACVU3)
31,167 shares (cost $296,223)	336,291
VP Value Fund - Class III (ACVV3)
888,636 shares (cost $5,262,309)	5,793,906
Quality Bond Fund II - Primary Shares (FQB)
436 shares (cost $4,799)	5,147
VIP Asset Manager Portfolio - Service Class 2 (FAM2)
91,852 shares (cost $1,343,999)	1,370,426
VIP Contrafund Portfolio - Service Class 2 R (FC2R)
272,898 shares (cost $5,380,757)	7,084,430
VIP Equity-Income Portfolio - Service Class 2 R (FEI2R)
256,269 shares (cost $4,847,098)	5,004,942
VIP Growth Portfolio - Service Class 2 R (FG2R)
125,951 shares (cost $4,930,201)	5,233,249
VIP High Income Portfolio - Service Class 2R (FHI2R)
457,682 shares (cost $2,628,197)	2,585,906
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
395,933 shares (cost $3,236,533)	3,369,388
Legg Mason ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)
124,891 shares (cost $2,056,107)	1,924,574
All Asset Portfolio - Advisor Class (PMVAAD)
1,046,172 shares (cost $11,855,364)	12,010,054
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
200,404 shares (cost $2,386,588)	2,366,771

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Low Duration Portfolio - Advisor Class (PMVLAD)
1,317,391 shares (cost $14,144,130)	14,201,476
Total Return Portfolio - Advisor Class (PMVTRD)
2,827,696 shares (cost $32,794,590)	32,659,883
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
318,525 shares (cost $2,527,130)	2,296,566
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
933,538 shares (cost $13,669,619)	14,301,808
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)
373,532 shares (cost $5,347,630)	5,124,860
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
6,748,539 shares (cost $53,076,256)	54,393,227
Pioneer Emerging Markets VCT Portfolio - Class II (PIVEM2)
63,237 shares (cost $1,560,172)	1,615,696
Pioneer High Yield VCT Portfolio - Class II Shares (PIHYB2)
224,656 shares (cost $2,356,003)	2,340,914
VP UltraShort NASDAQ-100 (PROUSN)
273,377 shares (cost $1,006,273)	1,000,558
Access VP High Yield Fund (PROAHY)
2,163,751 shares (cost $62,795,014)	62,207,834
VP Asia 30 (PROA30)
51,698 shares (cost $2,487,849)	2,518,738
VP Banks (PROBNK)
122,107 shares (cost $1,465,918)	1,516,563
VP Basic Materials (PROBM)
36,162 shares (cost $1,665,899)	1,709,721
VP Bear (PROBR)
64,141 shares (cost $1,017,448)	992,908
VP Biotechnology (PROBIO)
179,101 shares (cost $6,231,698)	6,141,386
VP Bull (PROBL)
551,757 shares (cost $16,101,945)	16,287,871
VP Consumer Goods (PROCG)
18,366 shares (cost $728,608)	737,203
VP Consumer Services (PROCS)
26,481 shares (cost $1,058,173)	1,087,054
VP Emerging Markets (PROEM)
205,298 shares (cost $5,077,002)	5,280,261
VP Europe 30 (PROE30)
94,159 shares (cost $1,973,533)	2,032,894
VP Financials (PROFIN)
30,691 shares (cost $643,916)	652,801
VP Health Care (PROHC)
33,724 shares (cost $1,253,314)	1,251,841
VP Industrials (PROIND)
46,781 shares (cost $1,925,162)	1,948,891
VP International (PROINT)
154,897 shares (cost $3,187,857)	3,347,317
VP Internet (PRONET)
8,626 shares (cost $508,359)	514,950
VP Japan (PROJP)
103,336 shares (cost $1,285,110)	1,317,528
VP NASDAQ-100 (PRON)
209,835 shares (cost $4,763,345)	4,763,251
VP Oil and Gas (PROOG)
78,104 shares (cost $3,549,982)	3,516,248
VP Pharmaceuticals (PROPHR)
39,311 shares (cost $1,107,051)	1,085,777
VP Precious Metals (PROPM)
75,437 shares (cost $3,086,761)	2,862,827

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

VP Real Estate (PRORE)
63,571 shares (cost $3,338,969)	3,285,999
VP Rising Rates Opportunity (PRORRO)
123,838 shares (cost $861,339)	864,387
VP Semiconductor (PROSCN)
6,029 shares (cost $111,119)	110,516
VP Short Emerging Markets (PROSEM)
37,800 shares (cost $520,507)	491,405
VP Short International (PROSIN)
23,978 shares (cost $413,718)	390,361
VP Short NASDAQ-100 (PROSN)
71,958 shares (cost $494,920)	494,349
VP Technology (PROTEC)
104,481 shares (cost $1,975,916)	1,912,001
VP Telecommunications (PROTEL)
476,995 shares (cost $4,098,890)	3,982,910
VP U.S. Government Plus (PROGVP)
136,445 shares (cost $3,137,270)	3,136,865
VP UltraNASDAQ-100 (PROUN)
47,065 shares (cost $1,305,057)	1,354,048
VP Utilities (PROUTL)
54,751 shares (cost $1,729,960)	1,734,517
Global Managed Futures Strategy (RVMFU)
191,728 shares (cost $4,034,699)	3,479,866
Variable Fund - All-Asset Aggressive Strategy (RVAAS)
22,097 shares (cost $560,383)	557,066
Variable Fund - All Asset Conservative Strategy (RVACS)
116,310 shares (cost $2,817,834)	2,899,605
Variable Fund - All-Asset Moderate Strategy (RVAMS)
156,333 shares (cost $3,937,443)	4,020,875
Variable Fund - U.S. Long Short Momentum (RSRF)
576,288 shares (cost $6,869,375)	7,197,842
Variable Fund - CLS AdvisorOne Amerigo (RVAMR)
310,418 shares (cost $10,067,138)	10,631,808
Variable Trust - Banking Fund (RBKF)
275,024 shares (cost $3,587,725)	3,685,326
Variable Trust - Basic Materials Fund (RBMF)
268,546 shares (cost $7,083,591)	7,003,692
Variable Fund - CLS AdvisorOne Select Allocation (RVBER)
307,286 shares (cost $7,258,532)	7,703,652
Variable Trust - Biotechnology Fund (RBF)
177,333 shares (cost $6,754,381)	6,648,213
Variable Fund - CLS AdvisorOne Clermont (RVCLR)
560,307 shares (cost $13,566,940)	14,164,567
Variable Trust - Commodities Strategy Fund (RVCMD)
405,116 shares (cost $4,478,635)	4,541,353
Variable Trust - Consumer Products Fund (RCPF)
170,010 shares (cost $7,684,601)	7,652,173
Variable Trust - Dow 2x Strategy Fund (RVLDD)
66,135 shares (cost $6,863,034)	6,909,076
Variable Fund - DWA Flexible Allocation (RVDFA)
480,302 shares (cost $10,890,171)	10,441,772
Variable Fund - DWA Sector Rotation (RVDSR)
613,721 shares (cost $13,478,646)	14,127,849
Variable Trust - Electronics Fund (RELF)
714,038 shares (cost $1,992,441)	2,056,429
Variable Trust - Energy Fund (RENF)
328,759 shares (cost $8,965,417)	8,389,919
Variable Trust - Energy Services Fund (RESF)
315,090 shares (cost $6,148,164)	5,829,163

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Variable Trust - Europe 1.25x Strategy Fund (RLCE)
446,257 shares (cost $6,564,540)	6,751,867
Variable Trust - Financial Services Fund (RFSF)
286,581 shares (cost $4,427,907)	4,530,845
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
724,262 shares (cost $11,129,912)	11,008,781
Variable Trust - Health Care Fund (RHCF)
210,439 shares (cost $7,277,047)	7,268,551
Variable Trust - Internet Fund (RINF)
229,098 shares (cost $3,687,181)	3,319,631
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
419,454 shares (cost $3,213,811)	3,259,155
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
348,504 shares (cost $3,267,716)	3,220,177
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
31,104 shares (cost $539,938)	532,496
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
295,924 shares (cost $2,566,941)	2,556,781
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
70,821 shares (cost $1,131,315)	1,111,177
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
152,504 shares (cost $4,113,438)	4,048,975
Variable Trust - Japan 2x Strategy Fund (RLCJ)
115,856 shares (cost $2,099,538)	2,124,808
Variable Trust - Leisure Fund (RLF)
76,646 shares (cost $4,860,326)	5,168,214
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
272,665 shares (cost $6,263,148)	6,437,623
Variable Fund - Multi-Hedge Strategies (RVARS)
357,075 shares (cost $7,849,587)	7,991,345
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
215,159 shares (cost $6,065,243)	5,970,664
Variable Trust - NASDAQ-100(R) Fund (ROF)
329,141 shares (cost $7,387,059)	7,425,414
Variable Trust - Nova Fund (RNF)
106,079 shares (cost $9,040,560)	9,379,513
Variable Trust - Precious Metals Fund (RPMF)
1,565,672 shares (cost $21,876,737)	19,680,493
Variable Trust - Real Estate Fund (RREF)
410,886 shares (cost $12,281,004)	12,388,205
Variable Trust - Retailing Fund (RRF)
173,028 shares (cost $2,890,899)	2,891,298
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
138,126 shares (cost $4,440,821)	4,509,810
Variable Trust - S&P 500 2x Strategy Fund (RTF)
37,386 shares (cost $5,226,093)	5,226,189
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
544,998 shares (cost $18,209,053)	18,360,987
Variable Trust - S&P 500 Pure Value Fund (RVLCV)
136,925 shares (cost $12,643,895)	13,120,133
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
519,854 shares (cost $19,760,677)	18,018,150
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
76,836 shares (cost $6,349,983)	6,630,203
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
372,550 shares (cost $12,682,279)	12,741,220
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
56,581 shares (cost $6,111,241)	6,290,081
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
271,839 shares (cost $3,258,785)	3,204,984

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Variable Trust - Technology Fund (RTEC)
489,020 shares (cost $4,969,007)	4,670,138
Variable Trust - Telecommunications Fund (RTEL)
100,390 shares (cost $927,110)	923,588
Variable Trust - Transportation Fund (RTRF)
260,943 shares (cost $4,041,048)	4,292,511
Variable Trust - Utilities Fund (RUTL)
301,757 shares (cost $5,855,953)	5,772,618
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
32,764 shares (cost $803,611)	803,056
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
74,135 shares (cost $2,138,210)	2,159,557
VIP Trust - Multi-Manager Alternatives Fund: Initial Class (VWAR)
279,166 shares (cost $2,756,736)	2,760,952
Variable Insurance Portfolios - Asset Strategy (WRASP)
2,216,410 shares (cost $22,500,298)	23,772,997

Total Investments	$1,146,524,354

Other Accounts Payable	(18,296)
Accounts Payable-Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)	(12,211)

$1,146,493,847

Contract Owners’ Equity:
Accumulation units	1,146,383,260
Contracts in payout (annuitization) period (note 1f)	110,587

Total Contract Owners’ Equity (note 5)	$1,146,493,847

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	Total	MLVGA3	CSCRS	DXVHY	MVGTAS	MSEMB	MSVGT2	VKVGR2
Reinvested dividends	$12,542,409	274,357	-	559,351	4,985	15,197	2,923	3,253
Mortality and expense risk charges (note 2)	(16,118,191)	(300,415)	(26,776)	(239,450)	(3,596)	(11,377)	(1,994)	(9,654)

Net investment income (loss)	(3,575,782)	(26,058)	(26,776)	319,901	1,389	3,820	929	(6,401)

Realized gain (loss) on investments	28,986,791	(187,107)	(473,132)	267,554	3,535	45,459	11,345	30,630
Change in unrealized gain (loss) on investments	18,107,651	1,842,464	484,460	769,705	21,086	51,839	6,030	127,981

Net gain (loss) on investments	47,094,442	1,655,357	11,328	1,037,259	24,621	97,298	17,375	158,611

Reinvested capital gains	18,501,679	62,011	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$62,020,339	1,691,310	(15,448)	1,357,160	26,010	101,118	18,304	152,210

Investment Activity:	GVAAA2	HIBF3	GEM3	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2
Reinvested dividends	$48,729	511,872	9,692	3,974	36,998	33,188	125,463	50,514
Mortality and expense risk charges (note 2)	(57,275)	(504,947)	(23,351)	(6,631)	(37,202)	(36,510)	(95,605)	(59,500)

Net investment income (loss)	(8,546)	6,925	(13,659)	(2,657)	(204)	(3,322)	29,858	(8,986)

Realized gain (loss) on investments	158,965	4,409,338	(134,917)	(12,046)	3,865	(7,788)	64,722	59,098
Change in unrealized gain (loss) on investments	203,756	(265,126)	356,961	45,084	172,460	191,856	164,371	314,688

Net gain (loss) on investments	362,721	4,144,212	222,044	33,038	176,325	184,068	229,093	373,786

Reinvested capital gains	-	-	-	16,919	34,084	36,736	118,010	65,544

Net increase (decrease) in contract owners’ equity resulting from operations	$354,175	4,151,137	208,385	47,300	210,205	217,482	376,961	430,344

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	NVCMA2	NVCMC2	NVLCP2	TRF3	GBF3	GVIDA6	NVDBL6	NVDCA6
Reinvested dividends	$18,683	38,019	141,848	16,872	418,836	68,244	16,707	9,356
Mortality and expense risk charges (note 2)	(22,340)	(33,984)	(105,493)	(11,971)	(297,726)	(60,686)	(10,512)	(9,244)

Net investment income (loss)	(3,657)	4,035	36,355	4,901	121,110	7,558	6,195	112

Realized gain (loss) on investments	(2,225)	30,337	202,674	37,413	(206,601)	171,127	7,426	4,346
Change in unrealized gain (loss) on investments	177,376	65,292	(98,161)	57,205	(286,571)	419,434	19,473	53,743

Net gain (loss) on investments	175,151	95,629	104,513	94,618	(493,172)	590,561	26,899	58,089

Reinvested capital gains	45,571	37,911	156,859	-	664,845	-	8,734	8,895

Net increase (decrease) in contract owners’ equity resulting from operations	$217,065	137,575	297,727	99,519	292,783	598,119	41,828	67,096

Investment Activity:	GVIDC6	GVIDM6	GVDMA6	GVDMC6	SAM	NVMIG6	GVDIV6	NVMLG2
Reinvested dividends	$264,779	369,591	107,522	253,001	-	5,501	1,303	2,909
Mortality and expense risk charges (note 2)	(220,052)	(347,408)	(98,416)	(220,623)	(894)	(20,064)	(9,781)	(14,688)

Net investment income (loss)	44,727	22,183	9,106	32,378	(894)	(14,563)	(8,478)	(11,779)

Realized gain (loss) on investments	267,323	1,132,096	421,465	358,450	-	(48,740)	(41,858)	9,304
Change in unrealized gain (loss) on investments	39,841	969,630	375,404	489,106	-	238,279	161,506	34,989

Net gain (loss) on investments	307,164	2,101,726	796,869	847,556	-	189,539	119,648	44,293

Reinvested capital gains	214,211	-	-	63,411	-	-	-	29,675

Net increase (decrease) in contract owners’ equity resulting from operations	$566,102	2,123,909	805,975	943,345	(894)	174,976	111,170	62,189

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF3	SCVF3	SCF3	NVSTB2
Reinvested dividends	$10,531	-	-	14,901	-	9,632	4,325	87,581
Mortality and expense risk charges (note 2)	(9,487)	(4,614)	(19,707)	(12,781)	(7,315)	(12,528)	(34,617)	(69,390)

Net investment income (loss)	1,044	(4,614)	(19,707)	2,120	(7,315)	(2,896)	(30,292)	18,191

Realized gain (loss) on investments	13,356	34,058	31,175	(18,906)	(10,882)	85,557	103,464	62,449
Change in unrealized gain (loss) on investments	81,377	(15,528)	4,301	25,132	73,788	70,935	241,846	15,181

Net gain (loss) on investments	94,733	18,530	35,476	6,226	62,906	156,492	345,310	77,630

Reinvested capital gains	-	31,365	119,453	115,791	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$95,777	45,281	135,222	124,137	55,591	153,596	315,018	95,821

Investment Activity:	NVMM2	NOVMH2	NOVPI2	ALVBWB	ACVIG3	ACVIP2	ACVU3	ACVV3
Reinvested dividends	$-	-	-	4,268	91,527	212,781	-	116,936
Mortality and expense risk charges (note 2)	(3,075,181)	(7,458)	(183,137)	(4,083)	(62,871)	(130,398)	(6,447)	(85,095)

Net investment income (loss)	(3,075,181)	(7,458)	(183,137)	185	28,656	82,383	(6,447)	31,841

Realized gain (loss) on investments	-	(4,087)	142,272	27,174	470,369	152,662	67,531	383,249
Change in unrealized gain (loss) on investments	-	(22,764)	238,769	2,496	68,430	66,661	(11,304)	332,873

Net gain (loss) on investments	-	(26,851)	381,041	29,670	538,799	219,323	56,227	716,122

Reinvested capital gains	-	-	-	-	-	182,845	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,075,181)	(34,309)	197,904	29,855	567,455	484,551	49,780	747,963

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	FQB	FAM2	FC2R	FEI2R	FG2R	FHI2R	FTVFA2	SBTRP
Reinvested dividends	$201	17,473	77,789	144,726	20,527	134,231	65,331	-
Mortality and expense risk charges (note 2)	(64)	(14,630)	(103,295)	(66,003)	(72,995)	(10,416)	(36,393)	(33)

Net investment income (loss)	137	2,843	(25,506)	78,723	(52,468)	123,815	28,938	(33)

Realized gain (loss) on investments	4	10,966	627,645	218,371	144,692	5,810	203,981	(3,310)
Change in unrealized gain (loss) on investments	256	61,333	421,072	42,363	488,000	(42,291)	215,506	5,052

Net gain (loss) on investments	260	72,299	1,048,717	260,734	632,692	(36,481)	419,487	1,742

Reinvested capital gains	-	10,177	-	298,489	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$397	85,319	1,023,211	637,946	580,224	87,334	448,425	1,709

Investment Activity:	SBVI	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD	PMVEBD	PMVGBD
Reinvested dividends	$43,597	361,491	237,390	217,573	462,767	85,320	491,657	103,185
Mortality and expense risk charges (note 2)	(26,247)	(93,690)	(47,566)	(212,618)	(286,529)	(44,789)	(136,266)	(92,574)

Net investment income (loss)	17,350	267,801	189,824	4,955	176,238	40,531	355,391	10,611

Realized gain (loss) on investments	(52,083)	288,866	(65,766)	340,003	566,575	(462,563)	534,478	32,335
Change in unrealized gain (loss) on investments	309,445	182,668	(27,040)	62,056	(43,993)	531,226	629,472	91,627

Net gain (loss) on investments	257,362	471,534	(92,806)	402,059	522,582	68,663	1,163,950	123,962

Reinvested capital gains	1,864	-	53,640	-	590,393	79,294	-	302,400

Net increase (decrease) in contract owners’ equity resulting from operations	$276,576	739,335	150,658	407,014	1,289,213	188,488	1,519,341	436,973

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	PMVHYD	PIVEM2	PIHYB2	PROUSN	PROAHY	PROA30	PROBNK	PROBM
Reinvested dividends	$2,721,236	6,578	214,426	-	1,589,183	-	-	1,868
Mortality and expense risk charges (note 2)	(694,126)	(40,753)	(55,415)	(23,313)	(471,727)	(17,485)	(16,356)	(15,302)

Net investment income (loss)	2,027,110	(34,175)	159,011	(23,313)	1,117,456	(17,485)	(16,356)	(13,434)

Realized gain (loss) on investments	2,255,253	(599,748)	258,503	(327,214)	2,425,271	46,586	80,977	(65,800)
Change in unrealized gain (loss) on investments	840,792	715,997	(67,891)	(8,657)	(626,475)	94,972	49,412	60,571

Net gain (loss) on investments	3,096,045	116,249	190,612	(335,871)	1,798,796	141,558	130,389	(5,229)

Reinvested capital gains	-	97,309	100,337	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,123,155	179,383	449,960	(359,184)	2,916,252	124,073	114,033	(18,663)

Investment Activity:	PROBR	PROBIO	PROBL	PROCG	PROCS	PROEM	PROE30	PROFIN
Reinvested dividends	$-	-	-	10,515	-	26,888	4,857	1,352
Mortality and expense risk charges (note 2)	(26,964)	(26,401)	(111,940)	(12,337)	(30,707)	(37,661)	(6,022)	(10,080)

Net investment income (loss)	(26,964)	(26,401)	(111,940)	(1,822)	(30,707)	(10,773)	(1,165)	(8,728)

Realized gain (loss) on investments	(479,422)	213,797	612,235	53,066	265,877	(156,313)	48,660	29,924
Change in unrealized gain (loss) on investments	37,430	(96,694)	169,391	2,586	27,142	402,508	56,645	5,157

Net gain (loss) on investments	(441,992)	117,103	781,626	55,652	293,019	246,195	105,305	35,081

Reinvested capital gains	-	-	-	-	10,071	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(468,956)	90,702	669,686	53,830	272,383	235,422	104,140	26,353

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	PROHC	PROIND	PROINT	PRONET	PROJP	PRON	PROOG	PROPHR
Reinvested dividends	$4,735	4,827	-	-	-	-	3,135	11,848
Mortality and expense risk charges (note 2)	(26,009)	(22,795)	(37,494)	(3,298)	(5,420)	(44,421)	(53,978)	(18,284)

Net investment income (loss)	(21,274)	(17,968)	(37,494)	(3,298)	(5,420)	(44,421)	(50,843)	(6,436)

Realized gain (loss) on investments	193,607	98,028	89,230	(22,132)	(6,573)	522,680	(44,779)	195,088
Change in unrealized gain (loss) on investments	(7,643)	24,333	254,332	7,757	49,427	(13,833)	(94,942)	(78,489)

Net gain (loss) on investments	185,964	122,361	343,562	(14,375)	42,854	508,847	(139,721)	116,599

Reinvested capital gains	-	-	-	25,296	-	-	227,858	-

Net increase (decrease) in contract owners’ equity resulting from operations	$164,690	104,393	306,068	7,623	37,434	464,426	37,294	110,163

Investment Activity:	PROPM	PRORE	PRORRO	PROSCN	PROSEM	PROSIN	PROSN	PROTEC
Reinvested dividends	$-	63,566	-	1,045	-	-	-	-
Mortality and expense risk charges (note 2)	(51,136)	(38,797)	(20,580)	(4,878)	(11,029)	(12,090)	(6,951)	(28,779)

Net investment income (loss)	(51,136)	24,769	(20,580)	(3,833)	(11,029)	(12,090)	(6,951)	(28,779)

Realized gain (loss) on investments	(709,683)	159,715	(620,261)	(37,752)	(85,419)	(239,366)	(114,118)	(2,279)
Change in unrealized gain (loss) on investments	21,393	(66,633)	5,757	2,628	(42,487)	(7,577)	4,001	(42,296)

Net gain (loss) on investments	(688,290)	93,082	(614,504)	(35,124)	(127,906)	(246,943)	(110,117)	(44,575)

Reinvested capital gains	-	-	-	-	-	23,433	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(739,426)	117,851	(635,084)	(38,957)	(138,935)	(235,600)	(117,068)	(73,354)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	PROTEL	PROGVP	PROUN	PROUTL	RVMFU	RVAAS	RVACS	RVAMS
Reinvested dividends	$1,707	-	-	40,101	-	7,633	43,453	65,552
Mortality and expense risk charges (note 2)	(18,300)	(81,635)	(35,796)	(34,705)	(78,594)	(11,644)	(30,626)	(58,911)

Net investment income (loss)	(16,593)	(81,635)	(35,796)	5,396	(78,594)	(4,011)	12,827	6,641

Realized gain (loss) on investments	33,635	(757,266)	915,657	18,465	(690,753)	(5,043)	10,083	74,039
Change in unrealized gain (loss) on investments	(116,121)	(103,501)	93,257	(44,313)	24,110	41,306	143,834	275,427

Net gain (loss) on investments	(82,486)	(860,767)	1,008,914	(25,848)	(666,643)	36,263	153,917	349,466

Reinvested capital gains	-	814,658	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(99,079)	(127,744)	973,118	(20,452)	(745,237)	32,252	166,744	356,107

Investment Activity:	RSRF	RVAMR	RBKF	RBMF	RVBER	RBF	RVCLR	RVCMD
Reinvested dividends	$-	-	6,707	-	85,838	-	194,665	-
Mortality and expense risk charges (note 2)	(114,140)	(168,349)	(39,989)	(90,408)	(118,509)	(116,256)	(198,355)	(75,755)

Net investment income (loss)	(114,140)	(168,349)	(33,282)	(90,408)	(32,671)	(116,256)	(3,690)	(75,755)

Realized gain (loss) on investments	56,517	522,602	64,862	(243,480)	264,481	2,463,292	89,535	(787,163)
Change in unrealized gain (loss) on investments	331,994	258,876	94,332	318,783	524,361	(328,593)	893,785	668,322

Net gain (loss) on investments	388,511	781,478	159,194	75,303	788,842	2,134,699	983,320	(118,841)

Reinvested capital gains	-	606,242	4,048	594,172	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$274,371	1,219,371	129,960	579,067	756,171	2,018,443	979,630	(194,596)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	RCPF	RVLDD	RVDFA	RVDSR	RELF	RENF	RESF	RLCE
Reinvested dividends	$97,446	-	-	-	-	-	-	41,109
Mortality and expense risk charges (note 2)	(114,897)	(88,747)	(213,266)	(272,952)	(31,067)	(138,371)	(112,425)	(42,887)

Net investment income (loss)	(17,451)	(88,747)	(213,266)	(272,952)	(31,067)	(138,371)	(112,425)	(1,778)

Realized gain (loss) on investments	874,518	1,542,677	(58,064)	523,666	(40,927)	(653,883)	(1,510,902)	98,316
Change in unrealized gain (loss) on investments	(250,728)	(370,097)	448,000	226,570	82,670	(613,203)	185,538	222,067

Net gain (loss) on investments	623,790	1,172,580	389,936	750,236	41,743	(1,267,086)	(1,325,364)	320,383

Reinvested capital gains	-	-	-	-	-	1,340,447	1,109,925	-

Net increase (decrease) in contract owners’ equity resulting from operations	$606,339	1,083,833	176,670	477,284	10,676	(65,010)	(327,864)	318,605

Investment Activity:	RFSF	RUGB	RHCF	RINF	RVIDD	RJNF	RVIMC	RAF
Reinvested dividends	$7,204	156,415	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(51,132)	(308,470)	(100,981)	(52,468)	(68,875)	(70,493)	(14,829)	(32,041)

Net investment income (loss)	(43,928)	(152,055)	(100,981)	(52,468)	(68,875)	(70,493)	(14,829)	(32,041)

Realized gain (loss) on investments	561,275	(2,234,251)	1,205,772	(91,390)	(1,688,930)	(323,003)	(297,407)	(342,464)
Change in unrealized gain (loss) on investments	45,296	(632,864)	(177,149)	(270,390)	198,808	15,114	75,882	15,792

Net gain (loss) on investments	606,571	(2,867,115)	1,028,623	(361,780)	(1,490,122)	(307,889)	(221,525)	(326,672)

Reinvested capital gains	-	3,173,985	-	888,795	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$562,643	154,815	927,642	474,547	(1,558,997)	(378,382)	(236,354)	(358,713)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	RVISC	RUF	RLCJ	RLF	RMED	RVARS	RVF	ROF
Reinvested dividends	$-	-	-	-	-	46,238	-	-
Mortality and expense risk charges (note 2)	(35,146)	(151,540)	(16,097)	(81,540)	(60,191)	(98,995)	(116,093)	(137,980)

Net investment income (loss)	(35,146)	(151,540)	(16,097)	(81,540)	(60,191)	(52,757)	(116,093)	(137,980)

Realized gain (loss) on investments	(610,580)	(1,133,954)	105,468	683,205	866,733	382,151	3,123,538	1,349,474
Change in unrealized gain (loss) on investments	(4,653)	(9,332)	(6,499)	321,983	123,520	(282,372)	(102,846)	53,040

Net gain (loss) on investments	(615,233)	(1,143,286)	98,969	1,005,188	990,253	99,779	3,020,692	1,402,514

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(650,379)	(1,294,826)	82,872	923,648	930,062	47,022	2,904,599	1,264,534

Investment Activity:	RNF	RPMF	RREF	RRF	RMEK	RTF	RVLCG	RVLCV
Reinvested dividends	$-	-	152,180	-	-	-	-	45,662
Mortality and expense risk charges (note 2)	(145,623)	(347,779)	(190,268)	(76,191)	(67,056)	(132,312)	(285,161)	(168,152)

Net investment income (loss)	(145,623)	(347,779)	(38,088)	(76,191)	(67,056)	(132,312)	(285,161)	(122,490)

Realized gain (loss) on investments	2,804,804	(4,700,390)	1,874,584	1,006,366	665,926	2,381,491	1,765,732	1,597,264
Change in unrealized gain (loss) on investments	93,362	774,314	(69,933)	33,936	72,076	(298,383)	298,449	461,345

Net gain (loss) on investments	2,898,166	(3,926,076)	1,804,651	1,040,302	738,002	2,083,108	2,064,181	2,058,609

Reinvested capital gains	-	2,165,845	-	-	-	-	145,095	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,752,543	(2,108,010)	1,766,563	964,111	670,946	1,950,796	1,924,115	1,936,119

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	RVMCG	RVMCV	RVSCG	RVSCV	RVSDL	RTEC	RTEL	RTRF
Reinvested dividends	$-	-	-	-	-	-	26,024	-
Mortality and expense risk charges (note 2)	(193,883)	(126,914)	(120,242)	(67,191)	(40,522)	(77,048)	(22,418)	(54,132)

Net investment income (loss)	(193,883)	(126,914)	(120,242)	(67,191)	(40,522)	(77,048)	3,606	(54,132)

Realized gain (loss) on investments	26,622	1,594,962	408,495	393,119	(326,556)	(157,172)	(120,888)	254,235
Change in unrealized gain (loss) on investments	(1,321,397)	254,127	(8,401)	8,625	(79,833)	(221,508)	(14,616)	273,970

Net gain (loss) on investments	(1,294,775)	1,849,089	400,094	401,744	(406,389)	(378,680)	(135,504)	528,205

Reinvested capital gains	2,864,688	-	-	-	-	893,636	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,376,030	1,722,175	279,852	334,553	(446,911)	437,908	(131,898)	474,073

Investment Activity:	RUTL	RVWDL	VWHA	VWAR	WRASP	RVASA	SBIEP
Reinvested dividends	$158,840	-	8,720	-	207,045	54,348	56
Mortality and expense risk charges (note 2)	(96,530)	(11,293)	(20,153)	(32,150)	(279,851)	(29,656)	(301)

Net investment income (loss)	62,310	(11,293)	(11,433)	(32,150)	(72,806)	24,692	(245)

Realized gain (loss) on investments	176,988	(68,363)	(152,753)	(720)	848,967	(160,531)	(35,033)
Change in unrealized gain (loss) on investments	(353,517)	52,337	122,484	25,628	2,530,212	82,292	40,356

Net gain (loss) on investments	(176,529)	(16,026)	(30,269)	24,908	3,379,179	(78,239)	5,323

Reinvested capital gains	-	-	66,712	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(114,219)	(27,319)	25,010	(7,242)	3,306,373	(53,547)	5,078

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	Total		MLVGA3		CSCRS		DXVHY
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(3,575,782)	(3,186,626)	(26,058)	198,984	(26,776)	36,730	319,901	-
Realized gain (loss) on investments	28,986,791	(2,757,430)	(187,107)	731,104	(473,132)	(92,481)	267,554	-
Change in unrealized gain (loss) on investments	18,107,651	(54,427,769)	1,842,464	(2,964,673)	484,460	(506,418)	769,705	-
Reinvested capital gains	18,501,679	7,433,025	62,011	560,633	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	62,020,339	(52,938,800)	1,691,310	(1,473,952)	(15,448)	(562,169)	1,357,160	-

Equity transactions:
Purchase payments received from contract owners (note 3)	201,408,291	212,284,689	1,265,617	1,934,936	280,959	350,657	742,536	-
Transfers between funds	-	-	(3,443,930)	5,006,117	(1,635,005)	1,997,024	36,297,775	-
Redemptions (note 3)	(174,982,576)	(211,278,536)	(2,652,714)	(1,989,818)	(121,042)	(149,098)	(2,958,142)	-
Annuity benefits	(35,006)	(65,070)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,481)	(1,600)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,136,874)	(1,289,152)	(14,621)	(5,231)	(612)	(3,013)	(1,991)	-
Adjustments to maintain reserves	(1,206)	5,453	(81)	(347)	(83)	(3,174)	23,570	-

Net equity transactions	25,251,148	(344,216)	(4,845,729)	4,945,657	(1,475,783)	2,192,396	34,103,748	-

Net change in contract owners’ equity	87,271,487	(53,283,016)	(3,154,419)	3,471,705	(1,491,231)	1,630,227	35,460,908	-
Contract owners’ equity beginning of period	1,059,222,360	1,112,505,376	21,919,978	18,448,273	2,248,913	618,686	-	-

Contract owners’ equity end of period	$1,146,493,847	1,059,222,360	18,765,559	21,919,978	757,682	2,248,913	35,460,908	-

CHANGES IN UNITS:
Beginning units	101,178,798	100,535,296	2,154,758	1,720,332	220,959	52,295	-	-
Units purchased	712,984,447	730,394,070	991,209	1,601,130	72,732	412,454	6,371,012	-
Units redeemed	(708,902,147)	(729,750,568)	(1,442,755)	(1,166,704)	(216,722)	(243,790)	(2,990,505)	-

Ending units	105,261,098	101,178,798	1,703,212	2,154,758	76,969	220,959	3,380,507	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MVGTAS		MSEMB		MSVGT2		VKVGR2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,389	239	3,820	2,122	929	(286)	(6,401)	680
Realized gain (loss) on investments	3,535	(3,539)	45,459	(40)	11,345	(4,509)	30,630	(6,956)
Change in unrealized gain (loss) on investments	21,086	(121)	51,839	11,007	6,030	665	127,981	(1,450)
Reinvested capital gains	-	375	-	1,572	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	26,010	(3,046)	101,118	14,661	18,304	(4,130)	152,210	(7,726)

Equity transactions:
Purchase payments received from contract owners (note 3)	201,822	62,342	200,984	206,012	167,073	31,916	184,890	15,261
Transfers between funds	358,860	42,160	743,435	189,877	(8,118)	28,870	1,186,152	77,177
Redemptions (note 3)	(20,978)	(1,206)	(33,184)	(22,977)	(3,039)	(986)	(38,500)	(161)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(14)	-	(380)	(54)	-	-	-	-
Adjustments to maintain reserves	(26)	(9)	(45)	(4)	7	(5)	(70)	1

Net equity transactions	539,664	103,287	910,810	372,854	155,923	59,795	1,332,472	92,278

Net change in contract owners’ equity	565,674	100,241	1,011,928	387,515	174,227	55,665	1,484,682	84,552
Contract owners’ equity beginning of period	100,241	-	387,515	-	55,665	-	84,552	-

Contract owners’ equity end of period	$665,915	100,241	1,399,443	387,515	229,892	55,665	1,569,234	84,552

CHANGES IN UNITS:
Beginning units	10,601	-	37,475	-	6,278	-	10,187	-
Units purchased	70,071	20,346	132,722	45,811	38,414	11,296	174,323	19,447
Units redeemed	(15,653)	(9,745)	(53,815)	(8,336)	(21,609)	(5,018)	(36,879)	(9,260)

Ending units	65,019	10,601	116,382	37,475	23,083	6,278	147,631	10,187

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVAAA2		HIBF3		GEM3		NVCRA2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(8,546)	(3,616)	6,925	2,383,857	(13,659)	(17,420)	(2,657)	1,534
Realized gain (loss) on investments	158,965	(38,392)	4,409,338	1,064,524	(134,917)	54,867	(12,046)	3,041
Change in unrealized gain (loss) on investments	203,756	(2,685)	(265,126)	(906,506)	356,961	(486,648)	45,084	(34,191)
Reinvested capital gains	-	-	-	-	-	-	16,919	4,518

Net increase (decrease) in contract owners’ equity resulting from operations	354,175	(44,693)	4,151,137	2,541,875	208,385	(449,201)	47,300	(25,098)

Equity transactions:
Purchase payments received from contract owners (note 3)	908,029	95,224	2,280,194	2,551,052	667,920	747,123	113,306	91,960
Transfers between funds	3,512,172	838,546	(66,219,161)	4,398,471	197,693	(1,382,762)	(297,712)	(285,587)
Redemptions (note 3)	(702,273)	(33,557)	(3,181,170)	(4,792,581)	(387,191)	(159,525)	(27,167)	(53,994)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,418)	-	(4,896)	(19,082)	(1,198)	(3,122)	-	-
Adjustments to maintain reserves	(51)	(7)	(98)	(291)	(61)	(595)	1	(17)

Net equity transactions	3,716,459	900,206	(67,125,131)	2,137,569	477,163	(798,881)	(211,572)	(247,638)

Net change in contract owners’ equity	4,070,634	855,513	(62,973,994)	4,679,444	685,548	(1,248,082)	(164,272)	(272,736)
Contract owners’ equity beginning of period	855,513	-	69,405,465	64,726,021	1,245,009	2,493,091	362,885	635,621

Contract owners’ equity end of period	$4,926,147	855,513	6,431,471	69,405,465	1,930,557	1,245,009	198,613	362,885

CHANGES IN UNITS:
Beginning units	91,567	-	5,343,722	5,060,142	134,567	203,740	36,757	58,478
Units purchased	768,579	145,179	746,356	6,538,011	157,419	132,532	17,975	45,834
Units redeemed	(396,528)	(53,612)	(5,654,711)	(6,254,431)	(101,354)	(201,705)	(37,101)	(67,555)

Ending units	463,618	91,567	435,367	5,343,722	190,632	134,567	17,631	36,757

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVCRB2		NVCCA2		NVCCN2		NVCMD2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(204)	9,814	(3,322)	9,927	29,858	74,370	(8,986)	31,771
Realized gain (loss) on investments	3,865	31,550	(7,788)	39,231	64,722	76,319	59,098	147,121
Change in unrealized gain (loss) on investments	172,460	(143,912)	191,856	(207,743)	164,371	(175,889)	314,688	(366,713)
Reinvested capital gains	34,084	11,726	36,736	10,075	118,010	29,244	65,544	23,896

Net increase (decrease) in contract owners’ equity resulting from operations	210,205	(90,822)	217,482	(148,510)	376,961	4,044	430,344	(163,925)

Equity transactions:
Purchase payments received from contract owners (note 3)	841,090	312,379	189,440	389,984	466,830	618,085	184,426	632,479
Transfers between funds	(192,391)	1,151,545	638,861	478,970	2,319,524	1,013,183	76,332	438,933
Redemptions (note 3)	(358,101)	(382,834)	(208,082)	(210,876)	(1,334,234)	(1,125,657)	(800,474)	(282,901)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(8,008)	(1,542)	(1,628)	(1,732)	(16,308)	(3,255)	(3,746)	(744)
Adjustments to maintain reserves	(66)	(50)	(32)	(253)	(75)	(91)	(40)	(108)

Net equity transactions	282,524	1,079,498	618,559	656,093	1,435,737	502,265	(543,502)	787,659

Net change in contract owners’ equity	492,729	988,676	836,041	507,583	1,812,698	506,309	(113,158)	623,734
Contract owners’ equity beginning of period	2,014,980	1,026,304	1,712,225	1,204,642	5,667,245	5,160,936	3,630,782	3,007,048

Contract owners’ equity end of period	$2,507,709	2,014,980	2,548,266	1,712,225	7,479,943	5,667,245	3,517,624	3,630,782

CHANGES IN UNITS:
Beginning units	189,389	95,478	168,205	111,776	547,754	496,507	354,699	284,817
Units purchased	196,189	244,856	138,502	164,366	595,548	393,412	243,899	241,422
Units redeemed	(168,341)	(150,945)	(80,810)	(107,937)	(458,084)	(342,165)	(287,558)	(171,540)

Ending units	217,237	189,389	225,897	168,205	685,218	547,754	311,040	354,699

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVCMA2		NVCMC2		NVLCP2		TRF3
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(3,657)	13,739	4,035	11,095	36,355	15,531	4,901	297
Realized gain (loss) on investments	(2,225)	44,355	30,337	40,679	202,674	4,135	37,413	8,744
Change in unrealized gain (loss) on investments	177,376	(177,849)	65,292	(89,708)	(98,161)	9,403	57,205	(22,454)
Reinvested capital gains	45,571	14,116	37,911	8,076	156,859	2,594	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	217,065	(105,639)	137,575	(29,858)	297,727	31,663	99,519	(13,413)

Equity transactions:
Purchase payments received from contract owners (note 3)	209,769	462,864	243,832	191,032	471,410	252,935	46,267	32,200
Transfers between funds	(286,167)	52,748	920,990	117,010	4,229,758	2,295,534	676,327	213,605
Redemptions (note 3)	(303,594)	(59,332)	(204,754)	(68,473)	(585,846)	(120,943)	(180,163)	(106,497)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(5,457)	-	(263)	(25)	(4,070)	(10)	(1,454)	(548)
Adjustments to maintain reserves	(27)	(35)	(48)	(51)	(81)	(12)	(992)	(1,009)

Net equity transactions	(385,476)	456,245	959,757	239,493	4,111,171	2,427,504	539,985	137,751

Net change in contract owners’ equity	(168,411)	350,606	1,097,332	209,635	4,408,898	2,459,167	639,504	124,338
Contract owners’ equity beginning of period	1,680,122	1,329,516	1,391,413	1,181,778	2,459,167	-	414,842	290,504

Contract owners’ equity end of period	$1,511,711	1,680,122	2,488,745	1,391,413	6,868,065	2,459,167	1,054,346	414,842

CHANGES IN UNITS:
Beginning units	167,695	124,800	135,890	111,604	239,858	-	35,854	25,101
Units purchased	66,073	104,873	177,890	79,605	1,711,766	625,757	76,490	28,545
Units redeemed	(100,397)	(61,978)	(90,903)	(55,319)	(1,315,647)	(385,899)	(29,315)	(17,792)

Ending units	133,371	167,695	222,877	135,890	635,977	239,858	83,029	35,854

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GBF3		GVIDA6		NVDBL6		NVDCA6
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$121,110	379,950	7,558	21,296	6,195	2,897	112	(330)
Realized gain (loss) on investments	(206,601)	(321,821)	171,127	396,540	7,426	24,039	4,346	21,825
Change in unrealized gain (loss) on investments	(286,571)	1,167,856	419,434	(591,416)	19,473	(25,948)	53,743	(31,889)
Reinvested capital gains	664,845	72,498	-	-	8,734	393	8,895	302

Net increase (decrease) in contract owners’ equity resulting from operations	292,783	1,298,483	598,119	(173,580)	41,828	1,381	67,096	(10,092)

Equity transactions:
Purchase payments received from contract owners (note 3)	713,623	794,787	73,761	167,533	59,794	75,932	5,911	93,243
Transfers between funds	(4,544,507)	(1,734,135)	98,783	125,994	486,919	(191,828)	29,601	224,198
Redemptions (note 3)	(2,792,582)	(2,807,215)	(791,529)	(663,058)	(31,039)	(27,274)	(35,445)	(13,609)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(17,234)	(18,434)	(1,516)	(349)	(91)	(40)	(444)	(36)
Adjustments to maintain reserves	(151)	(89)	(31)	(32)	(23)	(11)	(33)	(3)

Net equity transactions	(6,640,851)	(3,765,086)	(620,532)	(369,912)	515,560	(143,221)	(410)	303,793

Net change in contract owners’ equity	(6,348,068)	(2,466,603)	(22,413)	(543,492)	557,388	(141,840)	66,686	293,701
Contract owners’ equity beginning of period	24,573,093	27,039,696	4,441,637	4,985,129	437,306	579,146	518,356	224,655

Contract owners’ equity end of period	$18,225,025	24,573,093	4,419,224	4,441,637	994,694	437,306	585,042	518,356

CHANGES IN UNITS:
Beginning units	1,741,410	2,020,667	370,983	396,111	42,375	55,752	50,520	21,384
Units purchased	529,587	883,738	34,220	209,411	72,200	20,352	28,024	112,078
Units redeemed	(989,931)	(1,162,995)	(81,902)	(234,539)	(25,610)	(33,729)	(26,880)	(82,942)

Ending units	1,281,066	1,741,410	323,301	370,983	88,965	42,375	51,664	50,520

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		GVIDC6		GVIDM6		GVDMA6		GVDMC6
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	44,727	177,329	22,183	155,297	9,106	51,729	32,378	138,316
Realized gain (loss) on investments		267,323	154,581	1,132,096	(414,825)	421,465	429,741	358,450	514,820
Change in unrealized gain (loss) on investments		39,841	(130,721)	969,630	40,865	375,404	(737,834)	489,106	(544,042)
Reinvested capital gains		214,211	58,172	-	-	-	-	63,411	-

Net increase (decrease) in contract owners’ equity resulting from operations		566,102	259,361	2,123,909	(218,663)	805,975	(256,364)	943,345	109,094

Equity transactions:
Purchase payments received from contract owners (note 3)		633,234	565,715	525,451	812,745	108,431	34,620	392,006	441,715
Transfers between funds		(408,537)	1,251,325	1,484,321	2,588,328	(1,620,641)	(658,884)	1,532,729	725,278
Redemptions (note 3)		(2,063,818)	(2,383,636)	(4,696,829)	(3,027,884)	(770,617)	(1,215,847)	(2,349,541)	(2,213,663)
Annuity benefits		-	-	(4,446)	(4,428)	-	-	-	-
Contract maintenance charges (note 2)		-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)		(8,167)	(16,427)	(6,489)	(8,187)	(1,951)	(4,292)	(2,514)	(3,620)
Adjustments to maintain reserves		(32)	(87)	(110)	(28)	(82)	(57)	(71)	(75)

Net equity transactions		(1,847,320)	(583,110)	(2,698,102)	360,546	(2,284,860)	(1,844,460)	(427,391)	(1,050,365)

Net change in contract owners’ equity		(1,281,218)	(323,749)	(574,193)	141,883	(1,478,885)	(2,100,824)	515,954	(941,271)
Contract owners’ equity beginning of period		16,787,146	17,110,895	23,338,016	23,196,133	7,548,836	9,649,660	14,381,049	15,322,320

Contract owners’ equity end of period	$	15,505,928	16,787,146	22,763,823	23,338,016	6,069,951	7,548,836	14,897,003	14,381,049

CHANGES IN UNITS:
Beginning units		1,390,326	1,453,199	1,903,557	1,859,898	617,750	762,011	1,162,051	1,252,758
Units purchased		364,746	589,979	472,277	578,497	52,079	114,105	269,773	326,100
Units redeemed		(514,867)	(652,852)	(677,105)	(534,838)	(227,875)	(258,366)	(295,631)	(416,807)

Ending units		1,240,205	1,390,326	1,698,729	1,903,557	441,954	617,750	1,136,193	1,162,051

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	SAM		NVMIG6		GVDIV6		NVMLG2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(894)	(365)	(14,563)	(1,766)	(8,478)	5,370	(11,779)	(5,215)
Realized gain (loss) on investments	-	-	(48,740)	56,627	(41,858)	29,510	9,304	(16,601)
Change in unrealized gain (loss) on investments	-	-	238,279	(234,695)	161,506	(187,037)	34,989	(14,368)
Reinvested capital gains	-	-	-	-	-	-	29,675	-

Net increase (decrease) in contract owners’ equity resulting from operations	(894)	(365)	174,976	(179,834)	111,170	(152,157)	62,189	(36,184)

Equity transactions:
Purchase payments received from contract owners (note 3)	(2)	-	258,246	40,695	132,399	39,347	580,511	87,256
Transfers between funds	61,581	-	41,734	392,307	88,727	118,026	139,313	336,953
Redemptions (note 3)	(4,151)	-	(152,462)	(194,041)	(23,029)	(148,481)	(57,212)	(20,706)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(53)	(46)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(855)	(798)	(54)	(576)	(73)	(42)
Adjustments to maintain reserves	(6)	6	(93)	33	(29)	36	(26)	(70)

Net equity transactions	57,369	(40)	146,570	238,196	198,014	8,352	662,513	403,391

Net change in contract owners’ equity	56,475	(405)	321,546	58,362	309,184	(143,805)	724,702	367,207
Contract owners’ equity beginning of period	27,826	28,231	1,387,046	1,328,684	694,870	838,675	492,097	124,890

Contract owners’ equity end of period	$84,301	27,826	1,708,592	1,387,046	1,004,054	694,870	1,216,799	492,097

CHANGES IN UNITS:
Beginning units	2,844	2,848	134,318	117,515	75,748	78,665	47,841	11,035
Units purchased	6,321	-	93,844	101,440	47,450	75,755	138,011	78,897
Units redeemed	(435)	(4)	(81,335)	(84,637)	(26,875)	(78,672)	(81,948)	(42,091)

Ending units	8,730	2,844	146,827	134,318	96,323	75,748	103,904	47,841

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVMLV2		NVMMG1		NVMMG2		NVMMV2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,044	(1,033)	(4,614)	(6,050)	(19,707)	(20,500)	2,120	(2,127)
Realized gain (loss) on investments	13,356	9,276	34,058	97,794	31,175	52,983	(18,906)	(1,606)
Change in unrealized gain (loss) on investments	81,377	(40,246)	(15,528)	(106,874)	4,301	(142,645)	25,132	(65,049)
Reinvested capital gains	-	14,739	31,365	-	119,453	-	115,791	2,673

Net increase (decrease) in contract owners’ equity resulting from operations	95,777	(17,264)	45,281	(15,130)	135,222	(110,162)	124,137	(66,109)

Equity transactions:
Purchase payments received from contract owners (note 3)	370,017	48,910	2,160	1,571	340,556	232,449	96,682	45,286
Transfers between funds	58,114	131,244	(20,000)	(35,042)	(157,849)	406,934	611,558	453,093
Redemptions (note 3)	(8,728)	(21,300)	(65,231)	(216,857)	(218,577)	(239,808)	(39,776)	(20,989)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(25)	-	(585)	(92)	(2,841)	(77)	(49)
Adjustments to maintain reserves	(12)	(36)	4	(10)	(43)	(55)	(53)	(40)

Net equity transactions	419,391	158,793	(83,067)	(250,923)	(36,005)	396,679	668,334	477,301

Net change in contract owners’ equity	515,168	141,529	(37,786)	(266,053)	99,217	286,517	792,471	411,192
Contract owners’ equity beginning of period	435,609	294,080	349,691	615,744	1,602,759	1,316,242	605,470	194,278

Contract owners’ equity end of period	$950,777	435,609	311,905	349,691	1,701,976	1,602,759	1,397,941	605,470

CHANGES IN UNITS:
Beginning units	45,504	26,704	24,039	40,034	148,078	114,607	57,643	17,489
Units purchased	74,727	71,403	130	170	127,797	205,739	82,926	84,438
Units redeemed	(34,246)	(52,603)	(5,259)	(16,165)	(133,308)	(172,268)	(23,346)	(44,284)

Ending units	85,985	45,504	18,910	24,039	142,567	148,078	117,223	57,643

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	SCGF3		SCVF3		SCF3		NVSTB2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(7,315)	(8,578)	(2,896)	(8,053)	(30,292)	(24,176)	18,191	16,648
Realized gain (loss) on investments	(10,882)	71,907	85,557	102,781	103,464	277,992	62,449	(8,906)
Change in unrealized gain (loss) on investments	73,788	(136,051)	70,935	(160,302)	241,846	(443,592)	15,181	(31,491)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	55,591	(72,722)	153,596	(65,574)	315,018	(189,776)	95,821	(23,749)

Equity transactions:
Purchase payments received from contract owners (note 3)	141,549	133,481	37,339	70,158	220,452	52,136	537,728	485,911
Transfers between funds	(123,950)	49,905	252,352	(289,594)	(237,882)	179,793	2,209,519	4,499,435
Redemptions (note 3)	(61,409)	(123,810)	(132,906)	(108,417)	(194,139)	(408,357)	(686,072)	(536,769)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(1,618)	-	(398)	(717)	(1,754)	(2,270)	(4,270)
Adjustments to maintain reserves	(35)	44	(45)	(525)	(104)	(4)	(5)	(44)

Net equity transactions	(43,845)	58,002	156,740	(328,776)	(212,390)	(178,186)	2,058,900	4,444,263

Net change in contract owners’ equity	11,746	(14,720)	310,336	(394,350)	102,628	(367,962)	2,154,721	4,420,514
Contract owners’ equity beginning of period	515,631	530,351	658,532	1,052,882	2,524,182	2,892,144	4,420,514	-

Contract owners’ equity end of period	$527,377	515,631	968,868	658,532	2,626,810	2,524,182	6,575,235	4,420,514

CHANGES IN UNITS:
Beginning units	51,142	51,624	49,161	73,763	171,964	182,582	443,708	-
Units purchased	22,104	76,122	52,263	18,586	36,545	78,169	807,112	876,298
Units redeemed	(25,585)	(76,604)	(35,625)	(43,188)	(51,513)	(88,787)	(602,190)	(432,590)

Ending units	47,661	51,142	65,799	49,161	156,996	171,964	648,630	443,708

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVMM2		NOVMH2		NOVPI2		ALVBWB
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(3,075,181)	(3,535,661)	(7,458)	-	(183,137)	-	185	(251)
Realized gain (loss) on investments	-	-	(4,087)	-	142,272	-	27,174	(1,347)
Change in unrealized gain (loss) on investments	-	-	(22,764)	-	238,769	-	2,496	648
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,075,181)	(3,535,661)	(34,309)	-	197,904	-	29,855	(950)

Equity transactions:
Purchase payments received from contract owners (note 3)	113,028,225	148,939,725	1,176,740	-	6,084,954	-	255,250	33,530
Transfers between funds	(97,623,997)	(31,457,216)	121,957	-	22,211,600	-	2,485,664	23,956
Redemptions (note 3)	(50,142,716)	(97,004,501)	(12,480)	-	(2,187,752)	-	(27,804)	(1,417)
Annuity benefits	(1,945)	(2,037)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(295,264)	(367,406)	-	-	(5,183)	-	(315)	-
Adjustments to maintain reserves	(283)	(218)	(9)	-	(81)	-	(35)	2

Net equity transactions	(35,035,980)	20,108,347	1,286,208	-	26,103,538	-	2,712,760	56,071

Net change in contract owners’ equity	(38,111,161)	16,572,686	1,251,899	-	26,301,442	-	2,742,615	55,121
Contract owners’ equity beginning of period	235,054,065	218,481,379	-	-	-	-	55,121	-

Contract owners’ equity end of period	$196,942,904	235,054,065	1,251,899	-	26,301,442	-	2,797,736	55,121

CHANGES IN UNITS:
Beginning units	24,210,354	22,180,368	-	-	-	-	6,071	-
Units purchased	187,570,167	200,205,019	144,837	-	3,878,442	-	526,808	10,325
Units redeemed	(191,211,467)	(198,175,033)	(14,547)	-	(1,298,095)	-	(255,702)	(4,254)

Ending units	20,569,054	24,210,354	130,290	-	2,580,347	-	277,177	6,071

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	ACVIG3		ACVIP2		ACVU3		ACVV3
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$28,656	7,507	82,383	59,692	(6,447)	(7,637)	31,841	40,074
Realized gain (loss) on investments	470,369	(11,403)	152,662	122,332	67,531	76,258	383,249	518,925
Change in unrealized gain (loss) on investments	68,430	47,090	66,661	26,251	(11,304)	(54,960)	332,873	(686,987)
Reinvested capital gains	-	-	182,845	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	567,455	43,194	484,551	208,275	49,780	13,661	747,963	(127,988)

Equity transactions:
Purchase payments received from contract owners (note 3)	304,990	312,498	1,043,588	874,106	6,020	23	443,934	265,536
Transfers between funds	(174,951)	25,639	2,836,953	5,822,742	(12,503)	(209,210)	11,521	(827,326)
Redemptions (note 3)	(957,017)	(619,627)	(993,331)	(631,652)	(155,151)	(171,431)	(1,173,206)	(1,125,641)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,877)	(3,750)	(23,176)	(3,697)	(6)	(4,208)	(7,686)	(11,962)
Adjustments to maintain reserves	(70)	(52)	(126)	(43)	(41)	(45)	(83)	(117)

Net equity transactions	(830,925)	(285,292)	2,863,908	6,061,456	(161,681)	(384,871)	(725,520)	(1,699,510)

Net change in contract owners’ equity	(263,470)	(242,098)	3,348,459	6,269,731	(111,901)	(371,210)	22,443	(1,827,498)
Contract owners’ equity beginning of period	4,212,861	4,454,959	6,269,731	-	448,164	819,374	5,771,459	7,598,957

Contract owners’ equity end of period	$3,949,391	4,212,861	9,618,190	6,269,731	336,263	448,164	5,793,902	5,771,459

CHANGES IN UNITS:
Beginning units	357,418	383,684	588,753	-	41,872	76,358	433,733	569,497
Units purchased	174,555	140,698	1,051,881	928,752	10,045	7,560	176,748	161,606
Units redeemed	(235,338)	(166,964)	(786,599)	(339,999)	(24,189)	(42,046)	(218,098)	(297,370)

Ending units	296,635	357,418	854,035	588,753	27,728	41,872	392,383	433,733

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FQB		FAM2		FC2R		FEI2R
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$137	183	2,843	11,857	(25,506)	(62,833)	78,723	20,970
Realized gain (loss) on investments	4	3	10,966	(2,487)	627,645	(107,088)	218,371	307,320
Change in unrealized gain (loss) on investments	256	(140)	61,333	(34,906)	421,072	(184,986)	42,363	(470,169)
Reinvested capital gains	-	-	10,177	3,591	-	-	298,489	-

Net increase (decrease) in contract owners’ equity resulting from operations	397	46	85,319	(21,945)	1,023,211	(354,907)	637,946	(141,879)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	738,950	101,511	96,961	3,346	840,452	284,939
Transfers between funds	-	-	(102,673)	677,342	(273,700)	(786,016)	431,255	(494,683)
Redemptions (note 3)	-	-	(105,160)	(2,662)	(1,298,836)	(1,586,016)	(597,277)	(1,001,264)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(11)	(12)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(226)	-	(2,689)	(8,986)	(2,752)	(7,866)
Adjustments to maintain reserves	(7)	10	(48)	8	(86)	(72)	(75)	(68)

Net equity transactions	(18)	(2)	530,843	776,199	(1,478,350)	(2,377,744)	671,603	(1,218,942)

Net change in contract owners’ equity	379	44	616,162	754,254	(455,139)	(2,732,651)	1,309,549	(1,360,821)
Contract owners’ equity beginning of period	4,769	4,725	754,254	-	7,539,529	10,272,180	3,695,392	5,056,213

Contract owners’ equity end of period	$5,148	4,769	1,370,416	754,254	7,084,390	7,539,529	5,004,941	3,695,392

CHANGES IN UNITS:
Beginning units	303	303	83,003	-	497,387	651,814	321,625	437,403
Units purchased	-	-	130,621	85,783	58,346	106,263	215,465	187,082
Units redeemed	(1)	-	(77,975)	(2,780)	(147,726)	(260,690)	(156,278)	(302,860)

Ending units	302	303	135,649	83,003	408,007	497,387	380,812	321,625

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FG2R		FHI2R		FTVFA2		SBTRP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(52,468)	(72,910)	123,815	-	28,938	(24,564)	(33)	25
Realized gain (loss) on investments	144,692	990,261	5,810	-	203,981	96,671	(3,310)	(49)
Change in unrealized gain (loss) on investments	488,000	(1,075,246)	(42,291)	-	215,506	(184,476)	5,052	(2,620)
Reinvested capital gains	-	19,393	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	580,224	(138,502)	87,334	-	448,425	(112,369)	1,709	(2,644)

Equity transactions:
Purchase payments received from contract owners (note 3)	967,004	485,612	721,060	-	300,067	370,537	-	-
Transfers between funds	(590,712)	12,840	1,866,841	-	782,237	406,338	-	-
Redemptions (note 3)	(807,612)	(867,072)	(89,319)	-	(176,684)	(180,978)	(34,739)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	(11)
Contingent deferred sales charges (note 2)	(7,267)	(7,275)	-	-	(97)	(1,021)	-	-
Adjustments to maintain reserves	(89)	(100)	(44)	-	(80)	(82)	3	(14)

Net equity transactions	(438,676)	(375,995)	2,498,538	-	905,443	594,794	(34,736)	(25)

Net change in contract owners’ equity	141,548	(514,497)	2,585,872	-	1,353,868	482,425	(33,027)	(2,669)
Contract owners’ equity beginning of period	5,091,681	5,606,178	-	-	2,015,502	1,533,077	33,027	35,696

Contract owners’ equity end of period	$5,233,229	5,091,681	2,585,872	-	3,369,370	2,015,502	-	33,027

CHANGES IN UNITS:
Beginning units	475,936	518,503	-	-	194,719	143,063	1,435	1,436
Units purchased	206,654	447,499	303,888	-	448,572	175,433	-	-
Units redeemed	(248,197)	(490,066)	(60,713)	-	(354,689)	(123,777)	(1,435)	(1)

Ending units	434,393	475,936	243,175	-	288,602	194,719	-	1,435

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	SBVI		PMVAAD		PMVFAD		PMVLAD
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$17,350	18,079	267,801	107,731	189,824	26,098	4,955	(3,479)
Realized gain (loss) on investments	(52,083)	(35,598)	288,866	(39,535)	(65,766)	118,750	340,003	(116,712)
Change in unrealized gain (loss) on investments	309,445	86,116	182,668	(27,978)	(27,040)	8,471	62,056	(4,710)
Reinvested capital gains	1,864	-	-	-	53,640	17,045	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	276,576	68,597	739,335	40,218	150,658	170,364	407,014	(124,901)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	3,983,446	312,185	113,308	453,464	2,647,510	1,390,642
Transfers between funds	-	-	3,959,156	3,637,042	(3,390,743)	3,580,331	6,547,430	4,844,932
Redemptions (note 3)	(282,650)	(94,119)	(509,552)	(127,397)	(578,154)	(317,307)	(1,082,159)	(410,745)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,407)	(1,502)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(24,281)	(14)	(289)	(49)	(10,053)	(8,060)
Adjustments to maintain reserves	(5)	(3)	(104)	(7)	274	(487)	(259)	(541)

Net equity transactions	(284,062)	(95,624)	7,408,665	3,821,809	(3,855,604)	3,715,952	8,102,469	5,816,228

Net change in contract owners’ equity	(7,486)	(27,027)	8,148,000	3,862,027	(3,704,946)	3,886,316	8,509,483	5,691,327
Contract owners’ equity beginning of period	1,932,058	1,959,085	3,862,027	-	6,071,567	2,185,251	5,691,327	-

Contract owners’ equity end of period	$1,924,572	1,932,058	12,010,027	3,862,027	2,366,621	6,071,567	14,200,810	5,691,327

CHANGES IN UNITS:
Beginning units	226,716	238,143	405,198	-	517,027	198,651	580,305	-
Units purchased	-	-	1,421,842	483,162	201,572	659,369	4,948,870	1,514,121
Units redeemed	(30,313)	(11,427)	(710,213)	(77,964)	(523,856)	(340,993)	(4,137,902)	(933,816)

Ending units	196,403	226,716	1,116,827	405,198	194,743	517,027	1,391,273	580,305

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	PMVTRD		PMVRSD		PMVEBD		PMVGBD
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$176,238	41,573	40,531	595,166	355,391	255,710	10,611	108,741
Realized gain (loss) on investments	566,575	(77,465)	(462,563)	38,216	534,478	(102,743)	32,335	296,597
Change in unrealized gain (loss) on investments	(43,993)	(90,713)	531,226	(1,060,846)	629,472	131,701	91,627	(203,325)
Reinvested capital gains	590,393	138,781	79,294	-	-	-	302,400	196,162

Net increase (decrease) in contract owners’ equity resulting from operations	1,289,213	12,176	188,488	(427,464)	1,519,341	284,668	436,973	398,175

Equity transactions:
Purchase payments received from contract owners (note 3)	4,053,433	1,677,214	492,436	574,322	928,372	678,110	822,562	1,022,586
Transfers between funds	19,374,701	8,694,047	(1,297,505)	(651,009)	6,512,366	1,042,670	(2,656,073)	1,672,412
Redemptions (note 3)	(1,913,841)	(504,349)	(522,386)	(570,208)	(2,075,183)	(610,903)	(853,244)	(1,013,423)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(15,925)	(6,587)	(593)	(6,659)	(68,349)	(4,192)	(3,846)	(5,716)
Adjustments to maintain reserves	(647)	(1,398)	(105)	(278)	(3)	(489)	748	(347)

Net equity transactions	21,497,721	9,858,927	(1,328,153)	(653,832)	5,297,203	1,105,196	(2,689,853)	1,675,512

Net change in contract owners’ equity	22,786,934	9,871,103	(1,139,665)	(1,081,296)	6,816,544	1,389,864	(2,252,880)	2,073,687
Contract owners’ equity beginning of period	9,871,103	-	3,436,177	4,517,473	7,483,514	6,093,650	7,377,536	5,303,849

Contract owners’ equity end of period	$32,658,037	9,871,103	2,296,512	3,436,177	14,300,058	7,483,514	5,124,656	7,377,536

CHANGES IN UNITS:
Beginning units	987,316	-	307,254	368,568	674,109	574,766	639,277	486,960
Units purchased	5,331,265	1,833,662	576,219	478,028	1,376,046	945,124	819,422	1,293,930
Units redeemed	(3,285,607)	(846,346)	(685,308)	(539,342)	(941,046)	(845,781)	(1,037,313)	(1,141,613)

Ending units	3,032,974	987,316	198,165	307,254	1,109,109	674,109	421,386	639,277

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	PMVHYD		PIVEM2		PIHYB2		PROUSN
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$2,027,110	835,268	(34,175)	(71,177)	159,011	148,575	(23,313)	(12,780)
Realized gain (loss) on investments	2,255,253	(165,135)	(599,748)	(267,397)	258,503	(491,904)	(327,214)	(401,180)
Change in unrealized gain (loss) on investments	840,792	376,379	715,997	(979,820)	(67,891)	(35,488)	(8,657)	2,043
Reinvested capital gains	-	-	97,309	-	100,337	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,123,155	1,046,512	179,383	(1,318,394)	449,960	(378,817)	(359,184)	(411,917)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,785,901	1,558,223	22,763	693,016	338,615	420,118	210,852	41,079
Transfers between funds	(2,844,520)	41,356,322	(1,951,700)	(2,414,207)	(3,305,768)	2,590,649	640,035	866,931
Redemptions (note 3)	(3,870,383)	(1,448,272)	(138,134)	(293,159)	(636,784)	(400,317)	(43,952)	(15,146)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(16,263)	(13,794)	(220)	(2,662)	(1,207)	(3,905)	(1,394)	-
Adjustments to maintain reserves	9,746	(18,023)	(78)	(852)	(472)	1,784	(5)	(14)

Net equity transactions	(4,935,519)	41,434,456	(2,067,369)	(2,017,864)	(3,605,616)	2,608,329	805,536	892,850

Net change in contract owners’ equity	187,636	42,480,968	(1,887,986)	(3,336,258)	(3,155,656)	2,229,512	446,352	480,933
Contract owners’ equity beginning of period	54,199,063	11,718,095	3,503,665	6,839,923	5,496,550	3,267,038	554,202	73,269

Contract owners’ equity end of period	$54,386,699	54,199,063	1,615,679	3,503,665	2,340,894	5,496,550	1,000,554	554,202

CHANGES IN UNITS:
Beginning units	5,040,280	1,107,488	415,420	611,121	519,408	286,132	99,013	9,963
Units purchased	13,483,354	9,976,608	221,640	505,677	409,938	2,755,645	17,986,567	10,234,578
Units redeemed	(14,050,059)	(6,043,816)	(463,214)	(701,378)	(735,452)	(2,522,369)	(17,805,327)	(10,145,528)

Ending units	4,473,575	5,040,280	173,846	415,420	193,894	519,408	280,253	99,013

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	PROAHY		PROA30		PROBNK		PROBM
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,117,456	(21,921)	(17,485)	(22,465)	(16,356)	(1,845)	(13,434)	(2,009)
Realized gain (loss) on investments	2,425,271	(801,398)	46,586	(373,138)	80,977	(55,521)	(65,800)	(77,457)
Change in unrealized gain (loss) on investments	(626,475)	(47,458)	94,972	(79,490)	49,412	1,232	60,571	(16,750)
Reinvested capital gains	-	215,264	-	80,266	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,916,252	(655,513)	124,073	(394,827)	114,033	(56,134)	(18,663)	(96,216)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,749,448	108,767	239,607	301,005	185,252	4,721	242,117	18,817
Transfers between funds	56,072,393	(996,635)	1,016,053	(3,753,553)	1,199,977	202,886	1,141,277	497,332
Redemptions (note 3)	(3,324,899)	(681,599)	(239,375)	(111,074)	(132,474)	(95)	(53,610)	(21,072)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(22,547)	(13,141)	(321)	(1,560)	(1,573)	(1)	(210)	(15)
Adjustments to maintain reserves	(116)	(161)	(46)	(172)	(17)	(10)	(48)	(16)

Net equity transactions	55,474,279	(1,582,769)	1,015,918	(3,565,354)	1,251,165	207,501	1,329,526	495,046

Net change in contract owners’ equity	58,390,531	(2,238,282)	1,139,991	(3,960,181)	1,365,198	151,367	1,310,863	398,830
Contract owners’ equity beginning of period	3,817,266	6,055,548	1,378,726	5,338,907	151,367	-	398,830	-

Contract owners’ equity end of period	$62,207,797	3,817,266	2,518,717	1,378,726	1,516,565	151,367	1,709,693	398,830

CHANGES IN UNITS:
Beginning units	346,045	556,884	172,456	480,729	20,324	-	51,733	-
Units purchased	20,645,216	9,804,760	3,114,015	1,335,719	1,073,723	1,291,652	1,090,052	262,408
Units redeemed	(15,970,194)	(10,015,599)	(3,009,594)	(1,643,992)	(938,882)	(1,271,328)	(933,785)	(210,675)

Ending units	5,021,067	346,045	276,877	172,456	155,165	20,324	208,000	51,733

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	PROBR		PROBIO		PROBL		PROCG
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(26,964)	(24,006)	(26,401)	(2,020)	(111,940)	(95,026)	(1,822)	(1,910)
Realized gain (loss) on investments	(479,422)	(315,446)	213,797	(50,598)	612,235	(361,956)	53,066	(38,128)
Change in unrealized gain (loss) on investments	37,430	117,772	(96,694)	6,382	169,391	18,313	2,586	6,009
Reinvested capital gains	-	-	-	-	-	92,281	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(468,956)	(221,680)	90,702	(46,236)	669,686	(346,388)	53,830	(34,029)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,159,310	263,167	491,814	59,664	3,264,278	427,308	493,042	88,899
Transfers between funds	(3,055,305)	(1,161,198)	5,534,805	115,991	5,518,652	4,891,963	65,135	220,546
Redemptions (note 3)	(554,505)	(320,158)	(99,291)	(5,508)	(835,299)	(1,172,530)	(121,569)	(25,594)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,322)	(1,790)	(490)	(3)	(6,499)	(54,057)	(2,469)	(542)
Adjustments to maintain reserves	(71)	(15)	(55)	(4)	(44)	(551)	(52)	(23)

Net equity transactions	(451,893)	(1,219,994)	5,926,783	170,140	7,941,088	4,092,133	434,087	283,286

Net change in contract owners’ equity	(920,849)	(1,441,674)	6,017,485	123,904	8,610,774	3,745,745	487,917	249,257
Contract owners’ equity beginning of period	1,913,731	3,355,405	123,904	-	7,677,092	3,931,347	249,257	-

Contract owners’ equity end of period	$992,882	1,913,731	6,141,389	123,904	16,287,866	7,677,092	737,174	249,257

CHANGES IN UNITS:
Beginning units	235,554	373,984	13,260	-	755,218	380,000	25,237	-
Units purchased	3,110,695	3,168,037	1,151,366	379,515	11,056,300	13,435,098	296,872	145,429
Units redeemed	(3,196,509)	(3,306,467)	(691,429)	(366,255)	(10,393,360)	(13,059,880)	(253,704)	(120,192)

Ending units	149,740	235,554	473,197	13,260	1,418,158	755,218	68,405	25,237

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		PROCS		PROEM		PROE30		PROFIN
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(30,707)	(1,426)	(10,773)	(55,214)	(1,165)	(2,150)	(8,728)	(1,222)
Realized gain (loss) on investments		265,877	(5,499)	(156,313)	(530,056)	48,660	(71,813)	29,924	25,537
Change in unrealized gain (loss) on investments		27,142	1,739	402,508	(427,949)	56,645	1,880	5,157	3,728
Reinvested capital gains		10,071	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		272,383	(5,186)	235,422	(1,013,219)	104,140	(72,083)	26,353	28,043

Equity transactions:
Purchase payments received from contract owners (note 3)		569,462	82,595	279,410	353,202	23,215	4,771	378,855	16,422
Transfers between funds		(183,933)	472,225	1,894,833	(2,530,181)	1,863,052	152,086	117,316	118,404
Redemptions (note 3)		(114,637)	(4,965)	(338,581)	(418,503)	(120,677)	(56,482)	(30,914)	(1,643)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)		(794)	(33)	(1,710)	(5,426)	(148)	(1,711)	(5)	(4)
Adjustments to maintain reserves		(46)	(14)	(37)	77	(21)	(28)	(48)	3

Net equity transactions		270,052	549,808	1,833,915	(2,600,831)	1,765,421	98,636	465,204	133,182

Net change in contract owners’ equity		542,435	544,622	2,069,337	(3,614,050)	1,869,561	26,553	491,557	161,225
Contract owners’ equity beginning of period		544,622	-	3,210,925	6,824,975	163,319	136,766	161,225	-

Contract owners’ equity end of period	$	1,087,057	544,622	5,280,262	3,210,925	2,032,880	163,319	652,782	161,225

CHANGES IN UNITS:
Beginning units		56,622	-	368,467	620,286	17,266	12,935	19,538	-
Units purchased		439,519	134,774	3,046,010	3,138,377	808,426	485,469	814,650	419,648
Units redeemed		(402,126)	(78,152)	(2,838,155)	(3,390,196)	(640,517)	(481,138)	(769,674)	(400,110)

Ending units		94,015	56,622	576,322	368,467	185,175	17,266	64,514	19,538

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		PROHC		PROIND		PROINT		PRONET
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(21,274)	(4,402)	(17,968)	(5,871)	(37,494)	(45,726)	(3,298)	(690)
Realized gain (loss) on investments		193,607	(80,300)	98,028	(50,068)	89,230	(454,196)	(22,132)	(30,087)
Change in unrealized gain (loss) on investments		(7,643)	6,169	24,333	(604)	254,332	(160,194)	7,757	(1,165)
Reinvested capital gains		-	-	-	-	-	-	25,296	-

Net increase (decrease) in contract owners’ equity resulting from operations		164,690	(78,533)	104,393	(56,543)	306,068	(660,116)	7,623	(31,942)

Equity transactions:
Purchase payments received from contract owners (note 3)		609,879	119,016	455,648	18,508	68,630	154,863	55,415	40,629
Transfers between funds		149,235	514,008	605,226	894,157	1,014,821	670,686	389,134	76,783
Redemptions (note 3)		(191,752)	(27,129)	(58,096)	(14,135)	(441,442)	(315,146)	(20,229)	(2,294)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)		(6,986)	(527)	(171)	(45)	(5,527)	(4,612)	(143)	-
Adjustments to maintain reserves		(46)	(20)	(69)	(13)	(26)	78	(18)	(10)

Net equity transactions		560,330	605,348	1,002,538	898,472	636,456	505,869	424,159	115,108

Net change in contract owners’ equity		725,020	526,815	1,106,931	841,929	942,524	(154,247)	431,782	83,166
Contract owners’ equity beginning of period		526,815	-	841,929	-	2,404,795	2,559,042	83,166	-

Contract owners’ equity end of period	$	1,251,835	526,815	1,948,860	841,929	3,347,319	2,404,795	514,948	83,166

CHANGES IN UNITS:
Beginning units		54,929	-	96,626	-	262,523	235,682	9,841	-
Units purchased		1,178,325	367,772	645,085	365,693	783,303	862,810	156,666	127,111
Units redeemed		(1,120,184)	(312,843)	(545,199)	(269,067)	(724,868)	(835,969)	(114,823)	(117,270)

Ending units		113,070	54,929	196,512	96,626	320,958	262,523	51,684	9,841

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	PROJP		PRON		PROOG		PROPHR
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(5,420)	(5,292)	(44,421)	(25,428)	(50,843)	(57,059)	(6,436)	(5,860)
Realized gain (loss) on investments	(6,573)	(139,175)	522,680	(126,469)	(44,779)	629,174	195,088	(40,105)
Change in unrealized gain (loss) on investments	49,427	(16,842)	(13,833)	446	(94,942)	(170,139)	(78,489)	57,216
Reinvested capital gains	-	-	-	-	227,858	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	37,434	(161,309)	464,426	(151,451)	37,294	401,976	110,163	11,251

Equity transactions:
Purchase payments received from contract owners (note 3)	22,810	4,299	436,803	236,326	427,823	765,995	351,596	18,416
Transfers between funds	1,043,859	(77,494)	1,606,544	1,362,318	17,090	(3,571,044)	(2,113,592)	2,944,699
Redemptions (note 3)	(32,935)	(10,926)	(369,947)	(241,545)	(207,713)	(316,209)	(220,166)	(15,586)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(95)	(401)	(2,664)	(324)	(779)	(2,780)	(898)	(36)
Adjustments to maintain reserves	(9)	(8)	(19)	(143)	(63)	295	(63)	(21)

Net equity transactions	1,033,630	(84,530)	1,670,717	1,356,632	236,358	(3,123,743)	(1,983,123)	2,947,472

Net change in contract owners’ equity	1,071,064	(245,839)	2,135,143	1,205,181	273,652	(2,721,767)	(1,872,960)	2,958,723
Contract owners’ equity beginning of period	246,466	492,305	2,628,101	1,422,920	3,242,585	5,964,352	2,958,723	-

Contract owners’ equity end of period	$1,317,530	246,466	4,763,244	2,628,101	3,516,237	3,242,585	1,085,763	2,958,723

CHANGES IN UNITS:
Beginning units	34,406	55,182	244,301	132,411	291,332	539,567	284,915	-
Units purchased	1,385,345	1,503,413	4,528,375	3,584,418	1,117,365	1,366,942	595,101	462,497
Units redeemed	(1,266,821)	(1,524,189)	(4,387,481)	(3,472,528)	(1,097,226)	(1,615,177)	(785,232)	(177,582)

Ending units	152,930	34,406	385,195	244,301	311,471	291,332	94,784	284,915

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	PROPM		PRORE		PRORRO		PROSCN
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(51,136)	(28,442)	24,769	(3,676)	(20,580)	(27,125)	(3,833)	(815)
Realized gain (loss) on investments	(709,683)	(342,156)	159,715	(119,485)	(620,261)	(915,760)	(37,752)	(43,900)
Change in unrealized gain (loss) on investments	21,393	(245,327)	(66,633)	13,663	5,757	50,818	2,628	(3,232)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(739,426)	(615,925)	117,851	(109,498)	(635,084)	(892,067)	(38,957)	(47,947)

Equity transactions:
Purchase payments received from contract owners (note 3)	219,902	1,530,410	452,693	161,724	112,379	92,979	19,117	5,929
Transfers between funds	404,107	2,395,848	2,490,374	372,035	1,294,307	(904,308)	3,762	191,780
Redemptions (note 3)	(219,704)	(110,368)	(191,609)	(3,773)	(414,042)	(298,696)	(3,045)	(20,102)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(710)	(1,229)	(3,727)	(1)	(1,169)	(5,644)	-	(5)
Adjustments to maintain reserves	(83)	(19)	(45)	(20)	(74)	(125)	(11)	-

Net equity transactions	403,512	3,814,642	2,747,686	529,965	991,401	(1,115,794)	19,823	177,602

Net change in contract owners’ equity	(335,914)	3,198,717	2,865,537	420,467	356,317	(2,007,861)	(19,134)	129,655
Contract owners’ equity beginning of period	3,198,717	-	420,467	-	508,047	2,515,908	129,655	-

Contract owners’ equity end of period	$2,862,803	3,198,717	3,286,004	420,467	864,364	508,047	110,521	129,655

CHANGES IN UNITS:
Beginning units	386,534	-	45,390	-	93,888	285,625	14,743	-
Units purchased	2,325,594	2,344,951	1,542,741	603,820	24,355,255	12,344,445	515,225	238,601
Units redeemed	(2,301,185)	(1,958,417)	(1,280,558)	(558,430)	(24,274,622)	(12,536,182)	(516,659)	(223,858)

Ending units	410,943	386,534	307,573	45,390	174,521	93,888	13,309	14,743

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	PROSEM		PROSIN		PROSN		PROTEC
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(11,029)	(9,152)	(12,090)	(13,201)	(6,951)	(9,983)	(28,779)	(6,099)
Realized gain (loss) on investments	(85,419)	(138,074)	(239,366)	(223,391)	(114,118)	(68,680)	(2,279)	(33,197)
Change in unrealized gain (loss) on investments	(42,487)	28,769	(7,577)	(15,407)	4,001	7,301	(42,296)	(21,619)
Reinvested capital gains	-	-	23,433	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(138,935)	(118,457)	(235,600)	(251,999)	(117,068)	(71,362)	(73,354)	(60,915)

Equity transactions:
Purchase payments received from contract owners (note 3)	65,229	4,457	86,806	45,137	36,550	40,496	960,733	193,314
Transfers between funds	779	637,885	(834,697)	1,593,184	70,281	(156,523)	237,997	890,320
Redemptions (note 3)	(229,810)	(68,830)	(8,824)	(28,956)	(44,540)	(49,085)	(202,134)	(29,958)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(81)	(970)	(3)	(1)	-	(977)	(3,657)	(278)
Adjustments to maintain reserves	(27)	1,789	(48)	205	(8)	28	(29)	(34)

Net equity transactions	(163,910)	574,331	(756,766)	1,609,569	62,283	(166,061)	992,910	1,053,364

Net change in contract owners’ equity	(302,845)	455,874	(992,366)	1,357,570	(54,785)	(237,423)	919,556	992,449
Contract owners’ equity beginning of period	794,238	338,364	1,382,717	25,147	549,135	786,558	992,449	-

Contract owners’ equity end of period	$491,393	794,238	390,351	1,382,717	494,350	549,135	1,912,005	992,449

CHANGES IN UNITS:
Beginning units	87,819	40,731	162,410	2,950	72,310	90,870	107,196	-
Units purchased	1,666,958	2,429,501	1,330,284	1,990,893	2,277,332	2,337,999	666,561	404,364
Units redeemed	(1,691,508)	(2,382,413)	(1,434,418)	(1,831,433)	(2,268,132)	(2,356,559)	(583,649)	(297,168)

Ending units	63,269	87,819	58,276	162,410	81,510	72,310	190,108	107,196

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	PROTEL		PROGVP		PROUN		PROUTL
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(16,593)	(931)	(81,635)	(36,560)	(35,796)	(17,209)	5,396	(5,557)
Realized gain (loss) on investments	33,635	(12,560)	(757,266)	1,296,033	915,657	(166,893)	18,465	29,640
Change in unrealized gain (loss) on investments	(116,121)	141	(103,501)	77,699	93,257	(38,936)	(44,313)	48,870
Reinvested capital gains	-	-	814,658	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(99,079)	(13,350)	(127,744)	1,337,172	973,118	(223,038)	(20,452)	72,953

Equity transactions:
Purchase payments received from contract owners (note 3)	95,839	18,373	955,042	138,380	130,634	231,383	602,500	122,417
Transfers between funds	3,978,860	30,090	146,471	244,269	(1,182,977)	1,241,694	(227,755)	1,489,147
Redemptions (note 3)	(27,736)	-	(1,105,998)	(490,560)	(353,380)	(83,611)	(278,400)	(20,907)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(61)	-	(15,679)	(1,401)	(3,930)	(836)	(4,904)	(4)
Adjustments to maintain reserves	(11)	(19)	(1)	(93)	(37)	(1)	(110)	20

Net equity transactions	4,046,891	48,444	(20,165)	(109,405)	(1,409,690)	1,388,629	91,331	1,590,673

Net change in contract owners’ equity	3,947,812	35,094	(147,909)	1,227,767	(436,572)	1,165,591	70,879	1,663,626
Contract owners’ equity beginning of period	35,094	-	3,284,785	2,057,018	1,790,643	625,052	1,663,626	-

Contract owners’ equity end of period	$3,982,906	35,094	3,136,876	3,284,785	1,354,071	1,790,643	1,734,505	1,663,626

CHANGES IN UNITS:
Beginning units	3,690	-	221,028	195,289	161,850	54,992	154,187	-
Units purchased	906,817	163,170	13,913,136	10,451,621	2,272,077	1,855,290	1,145,337	413,868
Units redeemed	(546,773)	(159,480)	(13,922,915)	(10,425,882)	(2,341,067)	(1,748,432)	(1,135,954)	(259,681)

Ending units	363,734	3,690	211,249	221,028	92,860	161,850	163,570	154,187

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	RVMFU		RVAAS		RVACS		RVAMS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(78,594)	(114,961)	(4,011)	(17,791)	12,827	(30,361)	6,641	(53,664)
Realized gain (loss) on investments	(690,753)	(29,979)	(5,043)	66,161	10,083	164,233	74,039	314,084
Change in unrealized gain (loss) on investments	24,110	(681,567)	41,306	(314,336)	143,834	(169,843)	275,427	(469,633)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(745,237)	(826,507)	32,252	(265,966)	166,744	(35,971)	356,107	(209,213)

Equity transactions:
Purchase payments received from contract owners (note 3)	330,497	366,192	10,321	36,385	289,769	131,835	129,721	169,228
Transfers between funds	(2,565,281)	857,569	68,257	100,172	1,070,206	(863,558)	(131,080)	(63,918)
Redemptions (note 3)	(494,199)	(891,912)	(124,314)	(3,800,797)	(529,686)	(305,317)	(524,032)	(372,396)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(11,884)	(19,000)	(1,525)	(119,674)	(3,705)	(37)	(135)	(3,187)
Adjustments to maintain reserves	(118)	(134)	(25)	(60)	(44)	(43)	(22)	102

Net equity transactions	(2,740,985)	312,715	(47,286)	(3,783,974)	826,540	(1,037,120)	(525,548)	(270,171)

Net change in contract owners’ equity	(3,486,222)	(513,792)	(15,034)	(4,049,940)	993,284	(1,073,091)	(169,441)	(479,384)
Contract owners’ equity beginning of period	6,966,058	7,479,850	572,088	4,622,028	1,906,307	2,979,398	4,190,316	4,669,700

Contract owners’ equity end of period	$3,479,836	6,966,058	557,054	572,088	2,899,591	1,906,307	4,020,875	4,190,316

CHANGES IN UNITS:
Beginning units	884,949	855,936	58,543	445,037	192,189	292,601	431,152	460,683
Units purchased	224,495	454,245	78,256	260,887	317,582	507,916	113,728	357,208
Units redeemed	(602,788)	(425,232)	(85,328)	(647,381)	(235,238)	(608,328)	(163,468)	(386,739)

Ending units	506,656	884,949	51,471	58,543	274,533	192,189	381,412	431,152

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	RSRF		RVAMR		RBKF		RBMF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(114,140)	(146,240)	(168,349)	(195,523)	(33,282)	(17,792)	(90,408)	(170,899)
Realized gain (loss) on investments	56,517	397,573	522,602	505,282	64,862	(321,200)	(243,480)	(1,444,739)
Change in unrealized gain (loss) on investments	331,994	(1,003,574)	258,876	(1,471,001)	94,332	(26,620)	318,783	(1,737,406)
Reinvested capital gains	-	-	606,242	-	4,048	-	594,172	1,084,975

Net increase (decrease) in contract owners’ equity resulting from operations	274,371	(752,241)	1,219,371	(1,161,242)	129,960	(365,612)	579,067	(2,268,069)

Equity transactions:
Purchase payments received from contract owners (note 3)	221,618	343,218	528,784	397,536	40,411	121,291	120,823	434,950
Transfers between funds	(839,753)	(1,344,169)	(127,759)	434,598	2,961,455	(1,391,046)	690,371	(9,107,330)
Redemptions (note 3)	(983,714)	(1,534,114)	(2,338,022)	(1,787,743)	(277,827)	(277,947)	(997,931)	(1,952,386)
Annuity benefits	-	-	-	-	-	-	(2,072)	(5,440)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(5,021)	(17,013)	(47,898)	(17,302)	(2,914)	(897)	(4,887)	(10,227)
Adjustments to maintain reserves	(129)	(99)	(101)	(62)	(329)	1,564	(113)	12,070

Net equity transactions	(1,606,999)	(2,552,177)	(1,984,996)	(972,973)	2,720,796	(1,547,035)	(193,809)	(10,628,363)

Net change in contract owners’ equity	(1,332,628)	(3,304,418)	(765,625)	(2,134,215)	2,850,756	(1,912,647)	385,258	(12,896,432)
Contract owners’ equity beginning of period	8,530,419	11,834,837	11,397,397	13,531,612	833,475	2,746,122	6,618,404	19,514,836

Contract owners’ equity end of period	$7,197,791	8,530,419	10,631,772	11,397,397	3,684,231	833,475	7,003,662	6,618,404

CHANGES IN UNITS:
Beginning units	738,378	945,398	1,278,798	1,384,728	158,278	400,518	329,769	799,928
Units purchased	194,296	146,143	199,005	510,964	4,274,095	6,441,657	2,241,873	3,005,973
Units redeemed	(338,221)	(353,163)	(413,549)	(616,894)	(3,847,530)	(6,683,897)	(2,253,900)	(3,476,132)

Ending units	594,453	738,378	1,064,254	1,278,798	584,843	158,278	317,742	329,769

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	RVBER		RBF		RVCLR		RVCMD
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(32,671)	5,582	(116,256)	(95,204)	(3,690)	30,244	(75,755)	527,276
Realized gain (loss) on investments	264,481	370,362	2,463,292	(766,743)	89,535	286,071	(787,163)	256,970
Change in unrealized gain (loss) on investments	524,361	(880,522)	(328,593)	126,379	893,785	(635,909)	668,322	(1,517,593)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	756,171	(504,578)	2,018,443	(735,568)	979,630	(319,594)	(194,596)	(733,347)

Equity transactions:
Purchase payments received from contract owners (note 3)	460,274	570,660	357,031	378,987	869,713	829,849	141,147	590,372
Transfers between funds	(136,847)	936,101	(335,284)	2,734,612	4,617,043	2,614,540	(695,513)	(2,140,145)
Redemptions (note 3)	(1,257,245)	(1,024,077)	(1,091,039)	(776,754)	(1,973,778)	(1,512,049)	(532,672)	(1,190,846)
Annuity benefits	-	-	-	(2,170)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(19,240)	(8,434)	(37,297)	(3,303)	(8,647)	(7,217)	(5,035)	(19,950)
Adjustments to maintain reserves	(126)	(81)	(85)	(1,343)	(89)	(57)	(142)	(3,500)

Net equity transactions	(953,184)	474,169	(1,106,674)	2,330,029	3,504,242	1,925,066	(1,092,215)	(2,764,069)

Net change in contract owners’ equity	(197,013)	(30,409)	911,769	1,594,461	4,483,872	1,605,472	(1,286,811)	(3,497,416)
Contract owners’ equity beginning of period	7,900,607	7,931,016	5,736,404	4,141,943	9,680,693	8,075,221	5,828,149	9,325,565

Contract owners’ equity end of period	$7,703,594	7,900,607	6,648,173	5,736,404	14,164,565	9,680,693	4,541,338	5,828,149

CHANGES IN UNITS:
Beginning units	912,603	863,401	511,648	400,924	1,041,864	846,387	1,163,910	1,715,037
Units purchased	205,721	521,875	3,451,050	6,514,105	903,168	1,133,035	2,075,578	2,997,964
Units redeemed	(314,345)	(472,673)	(3,520,609)	(6,403,381)	(546,722)	(937,558)	(2,309,596)	(3,549,091)

Ending units	803,979	912,603	442,089	511,648	1,398,310	1,041,864	929,892	1,163,910

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	RCPF		RVLDD		RVDFA		RVDSR
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(17,451)	9,437	(88,747)	(108,557)	(213,266)	(239,471)	(272,952)	(379,506)
Realized gain (loss) on investments	874,518	569,172	1,542,677	346,581	(58,064)	(246,247)	523,666	114,190
Change in unrealized gain (loss) on investments	(250,728)	150,773	(370,097)	257,343	448,000	(2,621,445)	226,570	(2,309,026)
Reinvested capital gains	-	-	-	-	-	388,719	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	606,339	729,382	1,083,833	495,367	176,670	(2,718,444)	477,284	(2,574,342)

Equity transactions:
Purchase payments received from contract owners (note 3)	415,213	165,560	190,969	2,229,257	431,574	1,459,650	776,326	788,503
Transfers between funds	(575,063)	2,590,394	(3,929,402)	2,715,362	(2,481,074)	(2,160,012)	(3,782,526)	(3,986,282)
Redemptions (note 3)	(1,332,294)	(1,229,909)	(641,965)	(2,742,899)	(3,584,465)	(1,491,071)	(6,223,893)	(6,677,107)
Annuity benefits	(2,250)	(4,465)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(11,700)	(4,459)	(2,516)	(21,977)	(5,495)	(19,247)	(11,900)	(24,957)
Adjustments to maintain reserves	(220)	2,517	(121)	(123)	(121)	1,416	(133)	568

Net equity transactions	(1,506,314)	1,519,638	(4,383,035)	2,179,620	(5,639,581)	(2,209,264)	(9,242,126)	(9,899,275)

Net change in contract owners’ equity	(899,975)	2,249,020	(3,299,202)	2,674,987	(5,462,911)	(4,927,708)	(8,764,842)	(12,473,617)
Contract owners’ equity beginning of period	8,552,054	6,303,034	10,208,263	7,533,276	15,904,667	20,832,375	22,892,659	35,366,276

Contract owners’ equity end of period	$7,652,079	8,552,054	6,909,061	10,208,263	10,441,756	15,904,667	14,127,817	22,892,659

CHANGES IN UNITS:
Beginning units	453,809	374,739	1,088,961	865,504	1,858,221	2,129,161	2,618,123	3,695,517
Units purchased	3,003,789	3,662,649	5,940,169	11,999,066	84,475	465,970	235,380	598,109
Units redeemed	(3,075,154)	(3,583,579)	(6,395,334)	(11,775,609)	(730,664)	(736,910)	(1,275,307)	(1,675,503)

Ending units	382,444	453,809	633,796	1,088,961	1,212,032	1,858,221	1,578,196	2,618,123

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	RELF		RENF		RESF		RLCE
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(31,067)	(61,684)	(138,371)	(214,730)	(112,425)	(190,873)	(1,778)	(43,544)
Realized gain (loss) on investments	(40,927)	(1,918,015)	(653,883)	(136,249)	(1,510,902)	(292,055)	98,316	(432,956)
Change in unrealized gain (loss) on investments	82,670	(14,441)	(613,203)	(1,188,379)	185,538	(2,000,237)	222,067	(48,586)
Reinvested capital gains	-	1,545,477	1,340,447	60,626	1,109,925	989,305	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,676	(448,663)	(65,010)	(1,478,732)	(327,864)	(1,493,860)	318,605	(525,086)

Equity transactions:
Purchase payments received from contract owners (note 3)	31,413	80,464	735,046	1,180,677	420,240	1,127,042	215,290	15,101
Transfers between funds	551,415	(2,660,464)	(259,396)	(2,430,143)	(1,620,392)	(6,134,769)	4,803,612	(339,843)
Redemptions (note 3)	(424,297)	(799,677)	(1,329,823)	(2,092,255)	(803,667)	(1,561,487)	(427,332)	(419,190)
Annuity benefits	-	-	(3,707)	(7,462)	(3,510)	(4,190)	(871)	(998)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,746)	(3,734)	(8,517)	(12,875)	(6,621)	(7,739)	(5,630)	(2,605)
Adjustments to maintain reserves	(77)	(5,080)	(2,341)	10,973	(121)	12,356	(107)	176

Net equity transactions	155,708	(3,388,491)	(868,738)	(3,351,085)	(2,014,071)	(6,568,787)	4,584,962	(747,359)

Net change in contract owners’ equity	166,384	(3,837,154)	(933,748)	(4,829,817)	(2,341,935)	(8,062,647)	4,903,567	(1,272,445)
Contract owners’ equity beginning of period	1,890,025	5,727,179	9,323,063	14,152,880	8,171,065	16,233,712	1,848,265	3,120,710

Contract owners’ equity end of period	$2,056,409	1,890,025	8,389,315	9,323,063	5,829,130	8,171,065	6,751,832	1,848,265

CHANGES IN UNITS:
Beginning units	274,559	687,060	431,951	604,777	331,307	588,785	226,240	316,669
Units purchased	4,267,896	8,219,666	2,110,919	3,728,122	2,105,823	2,604,243	3,373,530	3,343,353
Units redeemed	(4,243,636)	(8,632,167)	(2,158,354)	(3,900,948)	(2,195,516)	(2,861,721)	(2,875,170)	(3,433,782)

Ending units	298,819	274,559	384,516	431,951	241,614	331,307	724,600	226,240

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	RFSF		RUGB		RHCF		RINF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(43,928)	(51,613)	(152,055)	64,747	(100,981)	(118,209)	(52,468)	(82,549)
Realized gain (loss) on investments	561,275	(421,780)	(2,234,251)	8,872,767	1,205,772	(473,931)	(91,390)	(145,969)
Change in unrealized gain (loss) on investments	45,296	(65,064)	(632,864)	471,238	(177,149)	55,916	(270,390)	(466,137)
Reinvested capital gains	-	-	3,173,985	-	-	-	888,795	-

Net increase (decrease) in contract owners’ equity resulting from operations	562,643	(538,457)	154,815	9,408,752	927,642	(536,224)	474,547	(694,655)

Equity transactions:
Purchase payments received from contract owners (note 3)	210,630	193,712	1,019,942	2,403,321	258,755	250,332	92,022	236,220
Transfers between funds	1,144,010	(993,237)	(7,778,426)	1,374,999	851,616	2,006,889	48,225	(5,870,422)
Redemptions (note 3)	(507,588)	(553,357)	(2,415,755)	(1,858,571)	(997,965)	(1,180,956)	(650,390)	(1,003,370)
Annuity benefits	-	(1,114)	-	-	(1,629)	(3,531)	(3,319)	(5,339)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,161)	(3,286)	(46,229)	(19,298)	(8,262)	(4,439)	(3,352)	(5,599)
Adjustments to maintain reserves	(122)	204	(14,674)	(29,560)	(1,529)	(1,630)	(89)	2,235

Net equity transactions	844,769	(1,357,078)	(9,235,142)	1,870,891	100,986	1,066,665	(516,903)	(6,646,275)

Net change in contract owners’ equity	1,407,412	(1,895,535)	(9,080,327)	11,279,643	1,028,628	530,441	(42,356)	(7,340,930)
Contract owners’ equity beginning of period	3,123,398	5,018,933	20,076,897	8,797,254	6,239,556	5,709,115	3,361,955	10,702,885

Contract owners’ equity end of period	$4,530,810	3,123,398	10,996,570	20,076,897	7,268,184	6,239,556	3,319,599	3,361,955

CHANGES IN UNITS:
Beginning units	450,938	608,405	1,104,597	657,160	520,632	491,192	221,146	611,617
Units purchased	2,627,426	2,916,748	17,131,719	12,750,499	3,688,786	5,175,558	671,948	1,702,314
Units redeemed	(2,533,214)	(3,074,215)	(17,648,806)	(12,303,062)	(3,681,087)	(5,146,118)	(707,952)	(2,092,785)

Ending units	545,150	450,938	587,510	1,104,597	528,331	520,632	185,142	221,146

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	RVIDD		RJNF		RVIMC		RAF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(68,875)	(87,612)	(70,493)	(78,193)	(14,829)	(14,368)	(32,041)	(41,665)
Realized gain (loss) on investments	(1,688,930)	(2,307,393)	(323,003)	(1,601,425)	(297,407)	(149,076)	(342,464)	(585,414)
Change in unrealized gain (loss) on investments	198,808	(29,807)	15,114	(62,705)	75,882	(29,023)	15,792	(21,799)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,558,997)	(2,424,812)	(378,382)	(1,742,323)	(236,354)	(192,467)	(358,713)	(648,878)

Equity transactions:
Purchase payments received from contract owners (note 3)	231,364	401,481	105,115	202,291	160,227	52,384	222,071	114,508
Transfers between funds	1,436,101	(897,341)	1,359,581	(1,781,467)	(201,985)	(166,349)	956,542	(573,247)
Redemptions (note 3)	(237,564)	(1,087,255)	(715,426)	(577,090)	(63,555)	(91,127)	(367,365)	(548,977)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,204)	(2,613)	(5,024)	(2,499)	(789)	(360)	(2,080)	(2,792)
Adjustments to maintain reserves	(77)	(831)	(1,079)	(6,768)	(40)	562	(40)	(913)

Net equity transactions	1,426,620	(1,586,559)	743,167	(2,165,533)	(106,142)	(204,890)	809,128	(1,011,421)

Net change in contract owners’ equity	(132,377)	(4,011,371)	364,785	(3,907,856)	(342,496)	(397,357)	450,415	(1,660,299)
Contract owners’ equity beginning of period	3,391,507	7,402,878	2,853,886	6,761,742	874,985	1,272,342	2,106,354	3,766,653

Contract owners’ equity end of period	$3,259,130	3,391,507	3,218,671	2,853,886	532,489	874,985	2,556,769	2,106,354

CHANGES IN UNITS:
Beginning units	1,321,652	2,035,747	734,014	1,192,824	212,941	283,512	846,407	1,332,478
Units purchased	41,193,354	39,204,497	35,743,792	14,052,667	2,486,989	2,938,969	29,976,629	44,844,874
Units redeemed	(40,851,966)	(39,918,592)	(35,607,831)	(14,511,477)	(2,536,153)	(3,009,540)	(29,593,083)	(45,330,945)

Ending units	1,663,040	1,321,652	869,975	734,014	163,777	212,941	1,229,953	846,407

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	RVISC		RUF		RLCJ		RLF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(35,146)	(51,759)	(151,540)	(122,232)	(16,097)	(36,821)	(81,540)	(79,948)
Realized gain (loss) on investments	(610,580)	(211,989)	(1,133,954)	(1,832,978)	105,468	(717,947)	683,205	793,463
Change in unrealized gain (loss) on investments	(4,653)	(12,331)	(9,332)	282,188	(6,499)	(184,196)	321,983	(676,181)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(650,379)	(276,079)	(1,294,826)	(1,673,022)	82,872	(938,964)	923,648	37,334

Equity transactions:
Purchase payments received from contract owners (note 3)	160,972	385,935	307,717	262,735	22,980	47,054	84,642	62,687
Transfers between funds	(667,314)	(751,010)	210,318	(1,213,442)	1,170,055	(1,872,467)	998,324	(2,246,408)
Redemptions (note 3)	(310,878)	(443,254)	(729,060)	(1,680,579)	(60,112)	(294,844)	(978,838)	(977,497)
Annuity benefits	-	-	-	-	(872)	(1,053)	(1,822)	(3,763)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(501)	(4,010)	(2,341)	(6,169)	(146)	(5,118)	(9,851)	(5,597)
Adjustments to maintain reserves	(58)	15,540	(58)	(438)	(66)	16,351	(147)	(130)

Net equity transactions	(817,779)	(796,799)	(213,424)	(2,637,893)	1,131,839	(2,110,077)	92,308	(3,170,708)

Net change in contract owners’ equity	(1,468,158)	(1,072,878)	(1,508,250)	(4,310,915)	1,214,711	(3,049,041)	1,015,956	(3,133,374)
Contract owners’ equity beginning of period	2,579,323	3,652,201	5,557,221	9,868,136	910,091	3,959,132	4,152,238	7,285,612

Contract owners’ equity end of period	$1,111,165	2,579,323	4,048,971	5,557,221	2,124,802	910,091	5,168,194	4,152,238

CHANGES IN UNITS:
Beginning units	669,629	831,180	1,195,966	1,905,883	124,422	383,490	271,172	482,219
Units purchased	37,108,013	41,232,303	29,888,496	36,727,502	2,217,292	4,982,164	482,966	788,160
Units redeemed	(37,424,146)	(41,393,854)	(30,012,107)	(37,437,419)	(2,095,258)	(5,241,232)	(470,394)	(999,207)

Ending units	353,496	669,629	1,072,355	1,195,966	246,456	124,422	283,744	271,172

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	RMED		RVARS		RVF		ROF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(60,191)	(93,755)	(52,757)	(87,163)	(116,093)	(88,117)	(137,980)	(119,177)
Realized gain (loss) on investments	866,733	(45,567)	382,151	175,422	3,123,538	(1,915,126)	1,349,474	149,789
Change in unrealized gain (loss) on investments	123,520	(572,628)	(282,372)	21,887	(102,846)	(167,764)	53,040	(280,477)
Reinvested capital gains	-	-	-	-	-	692,983	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	930,062	(711,950)	47,022	110,146	2,904,599	(1,478,024)	1,264,534	(249,865)

Equity transactions:
Purchase payments received from contract owners (note 3)	377,969	458,275	314,686	270,452	600,807	705,446	321,523	2,236,360
Transfers between funds	1,536,355	(4,603,774)	3,252,480	138,794	(1,090,911)	(2,779,058)	649,324	(5,085,796)
Redemptions (note 3)	(738,379)	(1,008,072)	(1,554,458)	(736,653)	(1,475,022)	(812,630)	(1,374,349)	(1,244,335)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(22,599)	(4,146)	(4,395)	(13,574)	(2,657)	(13,052)	(5,070)	(9,748)
Adjustments to maintain reserves	(75)	464	(214)	(140)	(132)	243	(179)	4,998

Net equity transactions	1,153,271	(5,157,253)	2,008,099	(341,121)	(1,967,915)	(2,899,051)	(408,751)	(4,098,521)

Net change in contract owners’ equity	2,083,333	(5,869,203)	2,055,121	(230,975)	936,684	(4,377,075)	855,783	(4,348,386)
Contract owners’ equity beginning of period	4,354,258	10,223,461	5,936,147	6,167,122	5,033,949	9,411,024	6,569,631	10,918,017

Contract owners’ equity end of period	$6,437,591	4,354,258	7,991,268	5,936,147	5,970,633	5,033,949	7,425,414	6,569,631

CHANGES IN UNITS:
Beginning units	265,722	552,427	676,240	714,090	514,544	952,362	435,810	719,153
Units purchased	1,827,887	3,081,564	675,742	258,228	10,124,844	9,105,317	7,644,858	9,767,427
Units redeemed	(1,771,796)	(3,368,269)	(450,752)	(296,078)	(10,180,802)	(9,543,135)	(7,644,548)	(10,050,770)

Ending units	321,813	265,722	901,230	676,240	458,586	514,544	436,120	435,810

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	RNF		RPMF		RREF		RRF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(145,623)	(152,004)	(347,779)	(540,747)	(38,088)	111,182	(76,191)	(70,343)
Realized gain (loss) on investments	2,804,804	(105,916)	(4,700,390)	2,137,061	1,874,584	(485,083)	1,006,366	259,337
Change in unrealized gain (loss) on investments	93,362	(581,904)	774,314	(12,304,655)	(69,933)	(174,292)	33,936	(325,989)
Reinvested capital gains	-	-	2,165,845	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,752,543	(839,824)	(2,108,010)	(10,708,341)	1,766,563	(548,193)	964,111	(136,995)

Equity transactions:
Purchase payments received from contract owners (note 3)	746,837	187,719	1,761,234	3,482,368	573,109	884,468	174,367	69,102
Transfers between funds	(1,114,093)	533,963	(359,795)	(18,578,514)	3,320,863	(4,111,550)	(4,393,207)	1,301,039
Redemptions (note 3)	(2,585,078)	(2,515,189)	(3,982,309)	(4,515,033)	(1,535,596)	(1,959,110)	(728,395)	(714,222)
Annuity benefits	-	-	(3,286)	(4,353)	-	(1,942)	-	(1,860)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(16,914)	(26,555)	(13,341)	(21,176)	(8,195)	(17,032)	(7,392)	(2,175)
Adjustments to maintain reserves	(93)	506	(2,010)	731	(230)	(687)	(132)	(86)

Net equity transactions	(2,969,341)	(1,819,556)	(2,599,507)	(19,635,977)	2,349,951	(5,205,853)	(4,954,759)	651,798

Net change in contract owners’ equity	(216,798)	(2,659,380)	(4,707,517)	(30,344,318)	4,116,514	(5,754,046)	(3,990,648)	514,803
Contract owners’ equity beginning of period	9,596,287	12,255,667	24,387,560	54,731,878	8,271,602	14,025,648	6,881,946	6,367,143

Contract owners’ equity end of period	$9,379,489	9,596,287	19,680,043	24,387,560	12,388,116	8,271,602	2,891,298	6,881,946

CHANGES IN UNITS:
Beginning units	1,040,432	1,293,811	1,056,256	1,736,396	526,180	891,868	449,160	429,272
Units purchased	11,233,884	9,499,863	4,193,512	5,080,603	4,429,243	5,540,356	2,555,282	3,095,771
Units redeemed	(11,432,411)	(9,753,242)	(4,364,128)	(5,760,743)	(4,275,397)	(5,906,044)	(2,842,311)	(3,075,883)

Ending units	841,905	1,040,432	885,640	1,056,256	680,026	526,180	162,131	449,160

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		RMEK		RTF		RVLCG		RVLCV
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(67,056)	(81,931)	(132,312)	(119,550)	(285,161)	(275,168)	(122,490)	(180,488)
Realized gain (loss) on investments		665,926	(1,531,846)	2,381,491	(1,655,694)	1,765,732	(1,043,320)	1,597,264	598,193
Change in unrealized gain (loss) on investments		72,076	(419,006)	(298,383)	63,425	298,449	(522,510)	461,345	(1,193,279)
Reinvested capital gains		-	-	-	-	145,095	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		670,946	(2,032,783)	1,950,796	(1,711,819)	1,924,115	(1,840,998)	1,936,119	(775,574)

Equity transactions:
Purchase payments received from contract owners (note 3)		270,837	377,065	4,272,507	710,995	996,684	560,027	1,038,328	356,055
Transfers between funds		(75,596)	(1,310,588)	(9,918,490)	546,321	2,114,805	(68,274)	(2,686,977)	84,167
Redemptions (note 3)		(721,926)	(921,708)	(1,159,724)	(804,427)	(2,322,044)	(2,499,330)	(1,687,183)	(1,655,866)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)		(7,107)	(5,744)	(6,026)	(3,158)	(3,753)	(25,117)	(4,421)	(11,670)
Adjustments to maintain reserves		(944)	19,265	(208)	(2,553)	(177)	833	(167)	329

Net equity transactions		(534,736)	(1,841,710)	(6,811,941)	447,178	785,515	(2,031,861)	(3,340,420)	(1,226,985)

Net change in contract owners’ equity		136,210	(3,874,493)	(4,861,145)	(1,264,641)	2,709,630	(3,872,859)	(1,404,301)	(2,002,559)
Contract owners’ equity beginning of period		4,373,373	8,247,866	10,087,308	11,351,949	15,651,318	19,524,177	14,524,395	16,526,954

Contract owners’ equity end of period	$	4,509,583	4,373,373	5,226,163	10,087,308	18,360,948	15,651,318	13,120,094	14,524,395

CHANGES IN UNITS:
Beginning units		336,537	533,873	1,396,743	1,486,798	1,364,526	1,651,539	1,398,503	1,501,383
Units purchased		4,753,302	6,145,996	16,753,430	22,447,475	5,206,953	7,049,711	5,404,523	10,619,585
Units redeemed		(4,810,398)	(6,343,332)	(17,567,834)	(22,537,530)	(5,134,115)	(7,336,724)	(5,745,516)	(10,722,465)

Ending units		279,441	336,537	582,339	1,396,743	1,437,364	1,364,526	1,057,510	1,398,503

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	RVMCG		RVMCV		RVSCG		RVSCV
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(193,883)	(253,388)	(126,914)	(128,449)	(120,242)	(115,758)	(67,191)	(76,103)
Realized gain (loss) on investments	26,622	1,866,922	1,594,962	(432,802)	408,495	(329,201)	393,119	457,039
Change in unrealized gain (loss) on investments	(1,321,397)	(2,539,477)	254,127	(467,164)	(8,401)	(250,296)	8,625	(384,120)
Reinvested capital gains	2,864,688	736,102	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,376,030	(189,841)	1,722,175	(1,028,415)	279,852	(695,255)	334,553	(3,184)

Equity transactions:
Purchase payments received from contract owners (note 3)	375,306	504,411	535,096	95,533	494,866	197,104	614,537	53,529
Transfers between funds	6,906,534	(14,455,687)	(10,794,819)	13,484,318	4,476,380	(620,448)	209,702	645,134
Redemptions (note 3)	(1,235,638)	(2,420,245)	(1,124,856)	(1,148,160)	(862,193)	(1,372,954)	(691,160)	(613,210)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(7,288)	(25,498)	(1,898)	(8,731)	(2,553)	(13,319)	(2,330)	(4,720)
Adjustments to maintain reserves	(159)	110	(133)	3,347	(41)	190	(159)	200

Net equity transactions	6,038,755	(16,396,909)	(11,386,610)	12,426,307	4,106,459	(1,809,427)	130,590	80,933

Net change in contract owners’ equity	7,414,785	(16,586,750)	(9,664,435)	11,397,892	4,386,311	(2,504,682)	465,143	77,749
Contract owners’ equity beginning of period	10,603,297	27,190,047	16,294,604	4,896,712	8,354,924	10,859,606	5,824,859	5,747,110

Contract owners’ equity end of period	$18,018,082	10,603,297	6,630,169	16,294,604	12,741,235	8,354,924	6,290,002	5,824,859

CHANGES IN UNITS:
Beginning units	670,396	1,676,122	1,362,882	371,676	620,483	824,063	541,995	474,756
Units purchased	1,699,194	2,954,318	1,878,327	3,435,318	2,449,222	3,850,425	1,833,515	3,317,818
Units redeemed	(1,373,894)	(3,960,044)	(2,757,432)	(2,444,112)	(2,198,711)	(4,054,005)	(1,876,750)	(3,250,579)

Ending units	995,696	670,396	483,777	1,362,882	870,994	620,483	498,760	541,995

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	RVSDL		RTEC		RTEL		RTRF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(40,522)	(33,136)	(77,048)	(109,196)	3,606	(7,292)	(54,132)	(72,872)
Realized gain (loss) on investments	(326,556)	(453,738)	(157,172)	(557,516)	(120,888)	(265,617)	254,235	(495,033)
Change in unrealized gain (loss) on investments	(79,833)	114,474	(221,508)	(174,376)	(14,616)	(16,237)	273,970	(174,490)
Reinvested capital gains	-	-	893,636	298,007	-	58,446	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(446,911)	(372,400)	437,908	(543,081)	(131,898)	(230,700)	474,073	(742,395)

Equity transactions:
Purchase payments received from contract owners (note 3)	76,829	51,619	320,794	565,510	17,787	150,189	47,547	66,580
Transfers between funds	1,023,057	675,033	44,047	(5,085,072)	(891,647)	(2,138,312)	807,450	(2,024,118)
Redemptions (note 3)	(282,922)	(284,451)	(621,701)	(954,299)	(163,120)	(164,282)	(594,155)	(818,885)
Annuity benefits	-	-	-	-	(1,251)	(2,975)	(1,899)	(3,632)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,573)	(3,456)	(2,606)	(4,776)	(335)	(597)	(2,122)	(4,009)
Adjustments to maintain reserves	(106)	(1,168)	(156)	(1,165)	(84)	(4,327)	(99)	1,722

Net equity transactions	812,285	437,577	(259,622)	(5,479,802)	(1,038,650)	(2,160,304)	256,722	(2,782,342)

Net change in contract owners’ equity	365,374	65,177	178,286	(6,022,883)	(1,170,548)	(2,391,004)	730,795	(3,524,737)
Contract owners’ equity beginning of period	2,839,577	2,774,400	4,491,807	10,514,690	2,094,113	4,485,117	3,561,657	7,086,394

Contract owners’ equity end of period	$3,204,951	2,839,577	4,670,093	4,491,807	923,565	2,094,113	4,292,452	3,561,657

CHANGES IN UNITS:
Beginning units	465,951	430,980	376,999	790,795	281,388	509,641	254,532	443,935
Units purchased	6,797,120	8,611,113	2,083,208	4,495,000	4,840,151	6,508,296	1,879,725	3,352,565
Units redeemed	(6,695,917)	(8,576,142)	(2,105,260)	(4,908,796)	(5,002,518)	(6,736,549)	(1,867,765)	(3,541,968)

Ending units	567,154	465,951	354,947	376,999	119,021	281,388	266,492	254,532

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	RUTL		RVWDL		VWHA		VWAR
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$62,310	33,705	(11,293)	(26,414)	(11,433)	(6,998)	(32,150)	(7,839)
Realized gain (loss) on investments	176,988	595,590	(68,363)	(51,837)	(152,753)	(59,005)	(720)	(493)
Change in unrealized gain (loss) on investments	(353,517)	202,578	52,337	(54,413)	122,484	(101,136)	25,628	(21,413)
Reinvested capital gains	-	-	-	-	66,712	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(114,219)	831,873	(27,319)	(132,664)	25,010	(167,139)	(7,242)	(29,745)

Equity transactions:
Purchase payments received from contract owners (note 3)	317,102	374,060	68,997	92,353	761,688	246,548	734,112	1,799,672
Transfers between funds	(3,353,336)	2,175,301	3,797	(584,648)	750,343	617,518	29,478	239,688
Redemptions (note 3)	(726,592)	(828,898)	(64,356)	(258,430)	(48,508)	(25,145)	(3,809)	(1,176)
Annuity benefits	(2,127)	(4,318)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,730)	(2,976)	(520)	(1,506)	(625)	(73)	-	-
Adjustments to maintain reserves	(150)	(14,773)	(27)	(153)	(50)	(23)	(44)	-

Net equity transactions	(3,769,833)	1,698,396	7,891	(752,384)	1,462,848	838,825	759,737	2,038,184

Net change in contract owners’ equity	(3,884,052)	2,530,269	(19,428)	(885,048)	1,487,858	671,686	752,495	2,008,439
Contract owners’ equity beginning of period	9,656,610	7,126,341	822,499	1,707,547	671,686	-	2,008,439	-

Contract owners’ equity end of period	$5,772,558	9,656,610	803,071	822,499	2,159,544	671,686	2,760,934	2,008,439

CHANGES IN UNITS:
Beginning units	801,459	677,177	79,878	155,516	86,604	-	208,859	-
Units purchased	5,281,530	7,705,666	617,626	1,034,428	292,387	167,737	107,267	211,372
Units redeemed	(5,603,913)	(7,581,384)	(619,645)	(1,110,066)	(102,741)	(81,133)	(28,606)	(2,513)

Ending units	479,076	801,459	77,859	79,878	276,250	86,604	287,520	208,859

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WRASP		RVASA		SBIEP		RVIRO
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(72,806)	(78,370)	24,692	23,476	(245)	7,432	-	(15,352)
Realized gain (loss) on investments	848,967	717,761	(160,531)	13,818	(35,033)	(3,022)	-	45,052
Change in unrealized gain (loss) on investments	2,530,212	(2,851,794)	82,292	(206,550)	40,356	(17,034)	-	(38,605)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,306,373	(2,212,403)	(53,547)	(169,256)	5,078	(12,624)	-	(8,905)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,351,524	2,155,985	105,129	145,537	(1)	-	-	91,668
Transfers between funds	3,212,199	4,342,587	(3,298,631)	(54,130)	(61,580)	-	-	(3,390,738)
Redemptions (note 3)	(3,551,370)	(1,955,551)	(62,470)	(264,998)	(29,993)	-	-	(126,685)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(10)	(29)	-	-
Contingent deferred sales charges (note 2)	(28,504)	(5,831)	(829)	(5,263)	-	-	-	(774)
Adjustments to maintain reserves	(122)	(479)	(29)	(104)	(3)	2	-	(36)

Net equity transactions	983,727	4,536,711	(3,256,830)	(178,958)	(91,587)	(27)	-	(3,426,565)

Net change in contract owners’ equity	4,290,100	2,324,308	(3,310,377)	(348,214)	(86,509)	(12,651)	-	(3,435,470)
Contract owners’ equity beginning of period	19,482,900	17,158,592	3,310,377	3,658,591	86,509	99,160	-	3,435,470

Contract owners’ equity end of period	$23,773,000	19,482,900	-	3,310,377	-	86,509	-	-

CHANGES IN UNITS:
Beginning units	2,026,378	1,623,923	360,426	380,558	8,400	8,402	-	430,229
Units purchased	1,978,352	1,469,137	138,330	62,637	-	-	-	24,797
Units redeemed	(1,885,390)	(1,066,682)	(498,756)	(82,769)	(8,400)	(2)	-	(455,026)

Ending units	2,119,340	2,026,378	-	360,426	-	8,400	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

BLACKROCK FUNDS

  Global Allocation V.I. Fund - Class III (MLVGA3)

CREDIT SUISSE ASSET MANAGEMENT

  Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)

DIREXION FUNDS

  Dynamic VP HY Bond Fund (DXVHY)

MASSACHUSETTS FINANCIAL SERVICES CO.

  MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)

MORGAN STANLEY

  Emerging Markets Debt Portfolio - Class II (MSEMB)

  Global Tactical Asset Allocation Portfolio - Class II (MSVGT2)

  Global Real Estate Portfolio - Class II (VKVGR2)

NATIONWIDE FUNDS GROUP

  American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

  Federated NVIT High Income Bond Fund - Class III (HIBF3)

  NVIT Emerging Markets Fund - Class III (GEM3)

  NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

  NVIT Cardinal Balanced Fund - Class II (NVCRB2)

  NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

  NVIT Cardinal Conservative Fund - Class II (NVCCN2)

  NVIT Cardinal Moderate Fund - Class II (NVCMD2)

  NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

  NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

  NVIT Core Plus Bond Fund - Class II (NVLCP2)

  NVIT Nationwide Fund - Class III (TRF3)

  NVIT Government Bond Fund - Class III (GBF3)

  NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)

  NVIT Investor Destinations Balanced Fund - Class VI (NVDBL6)

  NVIT Investor Destinations Capital Appreciation Fund - Class VI (NVDCA6)

  NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)

  NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)

  NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)

  NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)

  NVIT Money Market Fund - Class I (SAM)

  NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

  NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)

  NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

  NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

  NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

  NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

  NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

  NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)

  NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)

  NVIT Multi-Manager Small Company Fund - Class III (SCF3)

  NVIT Short Term Bond Fund - Class II (NVSTB2)

  NVIT Money Market Fund - Class II (NVMM2)

Northern Lights Variable Trust

  Mariner Hyman Beck Portfolio: Class 2 (NOVMH2)

  Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC

  VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

  VP Income & Growth Fund - Class III (ACVIG3)

  American Century VP Inflation Protection Fund - Class II (ACVIP2)

  VP Ultra(R) Fund - Class III (ACVU3)

  VP Value Fund - Class III (ACVV3)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

  Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

  VIP Asset Manager Portfolio - Service Class 2 (FAM2)

  VIP Contrafund Portfolio - Service Class 2 R (FC2R)

  VIP Equity-Income Portfolio - Service Class 2 R (FEI2R)

  VIP Growth Portfolio - Service Class 2 R (FG2R)

  VIP High Income Portfolio - Service Class 2R (FHI2R)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRU

  VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE LEGG MASON PARTNERS VARIABLE EQUITY TRUST

  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio -  Class I (SBTRP)*

  Legg Mason ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

  All Asset Portfolio - Advisor Class (PMVAAD)

  Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

  Low Duration Portfolio - Advisor Class (PMVLAD)

  Total Return Portfolio - Advisor Class (PMVTRD)

  CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)

  Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor  Class (PMVEBD)

  Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)

  Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)

PORTFOLIOS OF THE PIONEER VARIABLE CONTRACTS TRUST

  Pioneer Emerging Markets VCT Portfolio - Class II (PIVEM2)

  Pioneer High Yield VCT Portfolio - Class II Shares (PIHYB2)

PRO FUNDS

  VP UltraShort NASDAQ-100 (PROUSN)

  Access VP High Yield Fund (PROAHY)

  VP Asia 30 (PROA30)

  VP Banks (PROBNK)

  VP Basic Materials (PROBM)

  VP Bear (PROBR)

  VP Biotechnology (PROBIO)

  VP Bull (PROBL)

  VP Consumer Goods (PROCG)

  VP Consumer Services (PROCS)

  VP Emerging Markets (PROEM)

  VP Europe 30 (PROE30)

  VP Financials (PROFIN)

  VP Health Care (PROHC)

  VP Industrials (PROIND)

  VP International (PROINT)

  VP Internet (PRONET)

  VP Japan (PROJP)

  VP NASDAQ-100 (PRON)

  VP Oil and Gas (PROOG)

  VP Pharmaceuticals (PROPHR)

  VP Precious Metals (PROPM)

  VP Real Estate (PRORE)

  VP Rising Rates Opportunity (PRORRO)

  VP Semiconductor (PROSCN)

  VP Short Emerging Markets (PROSEM)

  VP Short International (PROSIN)

  VP Short NASDAQ-100 (PROSN)

  VP Technology (PROTEC)

  VP Telecommunications (PROTEL)

  VP U.S. Government Plus (PROGVP)

  VP UltraNASDAQ-100 (PROUN)

  VP Utilities (PROUTL)

RYDEX FUNDS

  Global Managed Futures Strategy (RVMFU)

  Variable Fund - All-Asset Aggressive Strategy (RVAAS)

  Variable Fund - All Asset Conservative Strategy (RVACS)

  Variable Fund - All-Asset Moderate Strategy (RVAMS)

  Variable Fund - U.S. Long Short Momentum (RSRF)

  Variable Fund - CLS AdvisorOne Amerigo (RVAMR)

  Variable Trust - Banking Fund (RBKF)

  Variable Trust - Basic Materials Fund (RBMF)

  Variable Fund - CLS AdvisorOne Select Allocation (RVBER)

  Variable Trust - Biotechnology Fund (RBF)

  Variable Fund - CLS AdvisorOne Clermont (RVCLR)

  Variable Trust - Commodities Strategy Fund (RVCMD)

  Variable Trust - Consumer Products Fund (RCPF)

  Variable Trust - Dow 2x Strategy Fund (RVLDD)

  Variable Fund - DWA Flexible Allocation (RVDFA)

  Variable Fund - DWA Sector Rotation (RVDSR)

  Variable Trust - Electronics Fund (RELF)

  Variable Trust - Energy Fund (RENF)

  Variable Trust - Energy Services Fund (RESF)

  Variable Trust - Europe 1.25x Strategy Fund (RLCE)

  Variable Trust - Financial Services Fund (RFSF)

  Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

  Variable Trust - Health Care Fund (RHCF)

  Variable Trust - Internet Fund (RINF)

  Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

  Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

  Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

  Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

  Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

  Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

  Variable Trust - Japan 2x Strategy Fund (RLCJ)

  Variable Trust - Leisure Fund (RLF)

  Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

  Variable Fund - Multi-Hedge Strategies (RVARS)

  Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

  Variable Trust - NASDAQ-100(R) Fund (ROF)

  Variable Trust - Nova Fund (RNF)

  Variable Trust - Precious Metals Fund (RPMF)

  Variable Trust - Real Estate Fund (RREF)

  Variable Trust - Retailing Fund (RRF)

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

  Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

  Variable Trust - S&P 500 2x Strategy Fund (RTF)

  Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

  Variable Trust - S&P 500 Pure Value Fund (RVLCV)

  Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

  Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

  Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

  Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

  Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

  Variable Trust - Technology Fund (RTEC)

  Variable Trust - Telecommunications Fund (RTEL)

  Variable Trust - Transportation Fund (RTRF)

  Variable Trust - Utilities Fund (RUTL)

  Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

VAN ECK ASSOCIATES CORPORATION

  VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

  VIP Trust - Multi-Manager Alternatives Fund: Initial Class (VWAR)

WADDELL & REED, INC.

  Variable Insurance Portfolios - Asset Strategy (WRASP)

*At December 31, 2012, contract owners have not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2012 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of purchase payments redeemed. This charge declines 1% per year for those products with CDSC schedules. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

For Smith Barney contracts, the Company deducts a contract maintenance charge of $30, which is satisfied by redeeming units.

The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options are described in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

Nationwide Variable Account - 4 Options	Smith Barney	Market Flex Annuity	Market Flex II Annuity	Market Flex Advisor Annuity
Variable Account Charges - Recurring	1.30%	1.15%	1.25%	0.45%
CDSC Option:
Four Year CDSC	-	-	0.35%	-
No CDSC	-	0.20%	0.40%	-
Death Benefit Options:
Highest Anniversary Death Benefit	-	0.20%	0.30%	-

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value prior to contract age specifications less surrenders.

Highest Anniversary or 5% Enhanced Death Benefit	-	0.25%	-	-

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders,(iii) highest contract value prior to contract age specifications less surrenders, or (iv) the 5% interest anniversary value.

Return of Premium Enhanced Death Benefit Option	-	-	0.20%	0.20%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders.
Extra Value Option (EV):

Fee assessed to assets of the variable account during the first seven contract years in exchange for an application of Extra Value Credit based on purchase payments made during the first 12 months that contract is in force.

3% Extra Value Credit Option	-	0.45%	0.40%	0.40%
4% Extra Value Credit Option	-	-	0.55%	0.55%
iFLEX Option	-	-	0.60%	-
Withdrawal benefit providing contract owner a choice as to the form the benefit will take.
Note: May not be elected if the No CDSC option is elected.
Maximum Variable Account Charges (1)	1.30%	2.05%	3.10%	1.20%

(1) When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2012.

	Total	MLVGA3	CSCRS	DXVHY	MVGTAS	MSEMB	MSVGT2	VKVGR2

0.45%	$207,315	$2,297	$262	$239	$338	$373	$102	$282
0.65%	25,620	211	23	-	4	5	-	-
0.70%	2,450	-	-	-	-	-	-	-
0.80%	135	57	-	-	-	-	-	-
0.85%	7,628	-	-	-	-	2	-	-
0.90%	1,045	-	-	-	-	-	-	-
0.95%	4,007	133	-	-	-	-	-	-
1.00%	5,159	-	-	-	-	-	-	-
1.05%	336	-	-	-	-	-	-	-
1.10%	1,811	-	-	-	-	-	-	-
1.15%	2,518,391	54,634	2,848	55,304	746	605	325	493
1.20%	843	-	-	-	-	-	-	-
1.25%	848,565	13,476	1,917	38,611	336	635	98	762
1.30%	27,539	-	-	-	-	-	-	-
1.35%	4,230,931	95,387	9,216	57,782	210	1,875	796	2,021
1.40%	813,183	19,160	121	188	241	69	-	427
1.45%	88,113	2,674	109	5,909	6	345	6	348
1.50%	2	-	-	-	-	-	-	-
1.55%	1,491,089	38,477	844	12,753	65	796	111	2,940
1.60%	1,297,968	20,905	1,494	4,065	100	221	92	197
1.65%	1,513,599	7,934	38	49,473	99	461	5	211
1.80%	503,852	6,567	1,543	2,181	11	446	60	661
1.85%	74,747	559	2	97	1	3	1	3
1.90%	1,066,440	26,958	7,508	213	772	3,643	1	422
1.95%	400,561	4,370	130	9,533	136	208	190	98
2.00%	125,152	756	-	546	-	118	132	-
2.05%	19,566	-	-	-	-	-	-	-
2.10%	292,856	2,646	540	-	531	1,262	75	582
2.15%	161,997	-	83	15	-	-	-	-
2.20%	34,831	1,061	-	-	-	-	-	-
2.25%	6,068	549	-	-	-	-	-	-
2.30%	101,157	-	-	-	-	-	-	-
2.35%	49,650	-	98	-	-	108	-	-
2.40%	9,886	-	-	-	-	-	-	-
2.45%	99,160	1,604	-	-	-	202	-	207
2.50%	77,417	-	-	2,541	-	-	-	-
2.55%	1,177	-	-	-	-	-	-	-
2.85%	7,945	-	-	-	-	-	-	-

Totals	$16,118,191	$300,415	$26,776	$239,450	$3,596	$11,377	$1,994	$9,654

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	GVAAA2	HIBF3	GEM3	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2

0.45%	$1,400	$5,399	$45	$-	$382	$-	$173	$278
0.65%	-	103	-	-	-	-	223	107
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	315	-	-	-	148	-	666
0.90%	-	-	-	-	-	-	-	-
0.95%	-	118	-	-	30	-	-	-
1.00%	-	235	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	7,181	110,285	3,495	183	3,306	7,344	26,298	14,781
1.20%	-	-	-	-	-	-	-	-
1.25%	1,177	37,570	830	139	3,344	914	6,638	6,902
1.30%	-	-	-	-	-	-	-	-
1.35%	9,222	152,486	9,211	280	17,093	13,909	19,633	7,881
1.40%	291	9,933	363	763	145	290	1,818	7,355
1.45%	5	3,503	-	-	-	-	198	40
1.50%	-	-	-	-	-	-	-	-
1.55%	2,872	75,900	1,992	23	2,069	2,285	7,675	4,788
1.60%	3,419	14,393	1,886	1,338	1,818	811	7,262	3,859
1.65%	1,587	39,658	1,480	9	641	2,664	13,277	1,885
1.80%	8,797	5,688	792	189	531	1,084	3,943	3,204
1.85%	3	477	2	-	-	-	-	3
1.90%	5,797	15,805	247	3,707	3,518	-	3,456	55
1.95%	1,891	22,288	1,814	-	159	212	745	2,776
2.00%	2,369	3,677	-	-	-	6,388	524	2,227
2.05%	-	-	-	-	-	-	-	-
2.10%	3,351	5,426	1,106	-	-	-	-	504
2.15%	-	152	5	-	981	-	671	339
2.20%	1,177	-	83	-	305	450	1,822	784
2.25%	-	-	-	-	-	-	-	-
2.30%	3,486	-	-	-	2,383	-	1,006	-
2.35%	673	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	2,577	1,536	-	-	480	-	243	-
2.50%	-	-	-	-	17	11	-	1,066
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$57,275	$504,947	$23,351	$6,631	$37,202	$36,510	$95,605	$59,500

	NVCMA2	NVCMC2	NVLCP2	TRF3	GBF3	GVIDA6	NVDBL6	NVDCA6

0.45%	$278	$454	$582	$61	$1,587	$15	$263	$-
0.65%	348	-	5	-	124	-	-	4
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	306	3	-	367	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	349	-	-	291	-	-	-
1.00%	489	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	4,782	668	5,808	2,725	76,582	7,764	3,782	1,677
1.20%	-	-	-	-	-	-	-	-
1.25%	1,263	1,092	864	92	4,969	2,619	824	2,315
1.30%	-	-	-	-	-	-	-	-
1.35%	2,296	6,375	11,177	7,835	95,230	23,022	2,306	1,135
1.40%	3,918	2,740	1,179	600	17,703	5,795	264	-
1.45%	-	-	295	-	1,061	-	-	-
1.50%	-	-	-	-	-	-	-	-
1.55%	2,399	830	2,536	333	57,499	1,804	1,266	-
1.60%	1,452	4,287	22,255	225	19,272	17,935	150	2,607
1.65%	1,802	1,162	15,049	-	9,597	1,564	361	975
1.80%	1,611	1,342	25,499	-	657	168	158	-
1.85%	-	-	556	4	-	-	-	-
1.90%	376	4,600	13,990	32	1,785	-	-	415
1.95%	94	22	2,583	-	6,315	-	42	43
2.00%	148	-	1,216	-	-	-	1,027	26
2.05%	-	-	-	-	-	-	-	-
2.10%	58	-	8	-	3,092	-	-	-
2.15%	788	-	1,130	-	438	-	-	-
2.20%	-	1,812	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	64	-	-	-	-
2.35%	-	-	354	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	238	-	404	-	1,157	-	-	-
2.50%	-	-	-	-	-	-	69	47
2.55%	-	-	-	-	-	-	-	-
2.85%	-	7,945	-	-	-	-	-	-

	$22,340	$33,984	$105,493	$11,971	$297,726	$60,686	$10,512	$9,244

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	GVIDC6	GVIDM6	GVDMA6	GVDMC6	SAM	NVMIG6	GVDIV6	NVMLG2

0.45%	$338	$562	$65	$318	$-	$1,056	$758	$163
0.65%	-	-	4	-	-	-	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	11	-	-	-	-
0.85%	306	-	-	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	43,212	74,082	20,106	22,711	-	1,785	1,137	2,981
1.20%	-	-	-	-	-	-	-	-
1.25%	7,843	4,007	618	17,439	-	331	653	240
1.30%	-	-	-	-	894	-	-	-
1.35%	75,727	131,105	43,926	82,860	-	7,694	2,651	2,941
1.40%	9,527	23,171	8,985	18,665	-	892	89	129
1.45%	-	-	-	304	-	-	-	-
1.50%	-	-	-	-	-	-	-	-
1.55%	19,404	35,878	16,230	8,148	-	3,437	2,959	494
1.60%	25,250	20,297	7,878	17,260	-	1,138	527	407
1.65%	21,722	46,219	64	33,819	-	467	258	15
1.80%	1,061	2,341	540	973	-	91	-	4,974
1.85%	476	3	-	2	-	-	-	-
1.90%	2,523	6,658	-	13,778	-	2,188	310	276
1.95%	2,894	-	-	436	-	702	439	-
2.00%	1,886	271	-	25	-	-	-	866
2.05%	-	-	-	-	-	-	-	-
2.10%	1,526	-	-	2,195	-	128	-	1,093
2.15%	-	-	-	-	-	-	-	-
2.20%	-	633	-	-	-	-	-	109
2.25%	-	-	-	1,632	-	-	-	-
2.30%	6,341	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	318	-	-	-	155	-	-
2.50%	16	1,863	-	47	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$220,052	$347,408	$98,416	$220,623	$894	$20,064	$9,781	$14,688

	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF3	SCVF3	SCF3	NVSTB2

0.45%	$146	$-	$546	$442	$13	$525	$134	$1,642
0.65%	1	-	5	-	-	-	61	103
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	2	-
0.85%	-	-	-	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	59	-	-	-	-	27	-	-
1.00%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	1,653	698	3,074	1,027	748	1,022	6,360	14,663
1.20%	-	-	-	-	-	-	-	-
1.25%	96	-	346	162	151	822	1,169	5,778
1.30%	-	-	-	-	-	-	-	-
1.35%	1,842	2,828	8,022	6,338	2,793	7,046	16,139	17,044
1.40%	511	857	7	67	336	1,198	3,279	3,608
1.45%	-	-	5	5	-	-	-	306
1.50%	-	-	-	-	-	-	-	-
1.55%	127	22	1,143	192	384	670	1,967	7,251
1.60%	276	209	738	541	526	578	1,003	10,201
1.65%	4	-	153	377	3	356	719	1,538
1.80%	2,751	-	2,507	499	1,362	30	1,187	4,143
1.85%	-	-	2	-	-	-	2	-
1.90%	257	-	1,156	2,605	518	89	490	45
1.95%	2	-	11	3	6	18	99	477
2.00%	717	-	226	316	370	147	-	1,118
2.05%	-	-	-	-	-	-	-	-
2.10%	1	-	1,121	207	105	-	1,896	1,248
2.15%	1,044	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	110	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	645	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	225
2.50%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$9,487	$4,614	$19,707	$12,781	$7,315	$12,528	$34,617	$69,390

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	NVMM2	NOVMH2	NOVPI2	ALVBWB	ACVIG3	ACVIP2	ACVU3	ACVV3

0.45%	$33,035	$10	$98	$105	$780	$3,606	$-	$957
0.65%	1,838	-	-	-	4	1,561	-	-
0.70%	68	-	-	-	-	-	-	-
0.80%	1	-	-	-	-	-	-	-
0.85%	251	-	-	-	214	212	-	84
0.90%	89	-	-	-	-	-	-	-
0.95%	119	-	-	-	-	-	-	116
1.00%	399	-	-	-	-	-	-	80
1.05%	47	-	-	-	-	-	-	-
1.10%	244	-	-	-	-	-	-	-
1.15%	429,208	-	1,091	244	9,768	7,616	2,370	15,155
1.20%	30	-	-	-	-	-	-	-
1.25%	160,712	608	3,929	356	4,741	6,240	-	4,749
1.30%	-	-	-	-	-	-	-	-
1.35%	763,598	12	5,220	906	28,765	28,704	1,430	38,912
1.40%	150,112	-	7	412	5,769	2,518	1,887	9,023
1.45%	20,118	311	575	-	17	1,264	-	38
1.50%	-	-	-	-	-	-	-	-
1.55%	266,328	749	12,295	109	3,410	12,946	303	2,812
1.60%	310,861	807	4,273	121	2,803	7,229	457	4,728
1.65%	322,618	41	107,763	338	244	6,185	-	878
1.80%	100,516	-	5,068	1,241	502	5,651	-	2,185
1.85%	20,002	14	1,486	-	18	278	-	33
1.90%	221,534	4,906	4,342	221	4,493	4,683	-	2,761
1.95%	56,470	-	30,297	26	271	4,900	-	391
2.00%	14,108	-	1,647	-	145	809	-	272
2.05%	1,785	-	-	-	-	7,140	-	-
2.10%	99,811	-	1,554	-	624	3,127	-	1,067
2.15%	42,945	-	1,253	4	14	1,603	-	4
2.20%	6,071	-	896	-	-	114	-	-
2.25%	-	-	-	-	-	1,385	-	-
2.30%	21,824	-	914	-	-	768	-	-
2.35%	3,720	-	429	-	130	14,554	-	44
2.40%	2,482	-	-	-	-	96	-	-
2.45%	18,693	-	-	-	159	1,561	-	791
2.50%	5,418	-	-	-	-	5,648	-	15
2.55%	126	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$3,075,181	$7,458	$183,137	$4,083	$62,871	$130,398	$6,447	$85,095

	FQB	FAM2	FC2R	FEI2R	FG2R	FHI2R	FTVFA2	SBTRP

0.45%	$-	$400	$-	$396	$422	$795	$1,394	$-
0.65%	-	-	-	133	27	112	222	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	360	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	102	-	148	-	199	-
1.00%	-	-	80	-	-	79	190	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	-	5,879	24,427	13,311	13,530	2,802	9,524	-
1.20%	-	-	-	-	-	-	-	-
1.25%	-	694	-	980	590	246	5,128	-
1.30%	64	-	-	-	-	-	-	33
1.35%	-	669	48,745	23,422	26,328	2,389	5,768	-
1.40%	-	106	17,565	9,579	6,574	215	2,019	-
1.45%	-	42	-	455	5	69	34	-
1.50%	-	-	-	-	-	-	-	-
1.55%	-	88	9,923	3,509	7,313	457	3,941	-
1.60%	-	50	2,453	1,507	3,181	1,467	1,554	-
1.65%	-	2,322	-	3,572	568	658	480	-
1.80%	-	951	-	1,621	1,691	52	4,624	-
1.85%	-	87	-	3	-	-	2	-
1.90%	-	653	-	3,791	4,865	74	295	-
1.95%	-	65	-	1,087	1,076	1,001	652	-
2.00%	-	599	-	155	885	-	170	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	277	-	1,808	1,519	-	-	-
2.15%	-	-	-	-	-	-	4	-
2.20%	-	781	-	-	806	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	736	-	-	1,798	-	-	-
2.35%	-	-	-	142	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	231	-	512	1,299	-	193	-
2.50%	-	-	-	20	10	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$64	$14,630	$103,295	$66,003	$72,995	$10,416	$36,393	$33

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	SBVI	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD	PMVEBD	PMVGBD

0.45%	$-	$774	$4,923	$967	$3,698	$2,867	$7,734	$3,653
0.65%	-	21	1,452	7	2,431	154	1,605	211
0.70%	-	-	-	-	-	94	62	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	15	2	1	25	68	53
0.90%	-	-	-	-	-	-	-	-
0.95%	-	30	-	-	-	-	196	211
1.00%	-	-	79	-	-	-	396	36
1.05%	-	-	8	-	-	-	48	8
1.10%	-	-	-	-	-	-	-	-
1.15%	-	13,756	5,109	15,057	27,709	3,117	17,997	7,482
1.20%	-	3	-	-	-	-	-	-
1.25%	-	1,354	2,468	2,515	9,914	6,183	4,702	5,106
1.30%	26,247	-	-	-	-	-	-	-
1.35%	-	11,507	11,650	31,084	59,021	8,349	28,406	26,540
1.40%	-	1,048	1,875	2,392	5,746	1,381	3,081	6,667
1.45%	-	4,688	78	13	850	419	443	1,450
1.50%	-	-	-	-	-	-	-	-
1.55%	-	8,118	7,496	25,882	26,230	2,172	10,335	6,878
1.60%	-	2,172	2,898	3,404	26,469	9,440	15,490	7,114
1.65%	-	25,914	922	33,978	38,368	4,214	10,728	13,238
1.80%	-	11,842	845	11,968	7,705	1,216	4,667	820
1.85%	-	169	945	769	680	239	3,352	332
1.90%	-	3,213	3,088	39,753	46,410	2,974	12,049	7,408
1.95%	-	2,558	433	9,720	9,961	633	2,930	3,035
2.00%	-	3,686	760	328	2,677	148	1,946	296
2.05%	-	-	-	6,859	-	-	-	-
2.10%	-	740	1,597	1,885	4,907	71	7,798	1,400
2.15%	-	1,058	112	1,779	8,107	7	1,087	269
2.20%	-	180	-	399	805	149	-	10
2.25%	-	-	-	1,353	-	-	-	-
2.30%	-	-	-	362	41	138	-	-
2.35%	-	138	556	13,734	434	387	20	-
2.40%	-	-	-	1,558	760	369	44	-
2.45%	-	620	201	1,413	3,479	43	869	357
2.50%	-	101	56	5,437	126	-	213	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$26,247	$93,690	$47,566	$212,618	$286,529	$44,789	$136,266	$92,574

	PMVHYD	PIVEM2	PIHYB2	PROUSN	PROAHY	PROA30	PROBNK	PROBM

0.45%	$18,668	$703	$1,251	$9	$13,317	$100	$79	$20
0.65%	301	-	699	-	1,904	54	-	191
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	53	-	12	-	252	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	298	56	114	-	-	-	-	-
1.00%	95	-	-	-	16	-	-	-
1.05%	-	-	-	-	55	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	63,419	5,899	3,881	1,230	29,478	1,527	869	524
1.20%	-	-	-	75	-	-	-	-
1.25%	35,146	2,317	13,918	1,710	28,079	698	544	679
1.30%	-	-	-	-	-	-	-	-
1.35%	146,985	14,558	10,252	1,823	93,964	5,261	4,204	3,623
1.40%	16,103	1,587	1,479	251	3,236	36	307	5
1.45%	862	129	8,191	286	10,873	195	141	-
1.50%	-	-	-	-	-	-	-	-
1.55%	46,835	3,550	4,400	2,722	59,204	1,384	1,532	1,149
1.60%	44,999	2,392	1,506	183	51,142	2,347	1,044	118
1.65%	231,674	122	3,459	428	74,433	146	1,725	1,117
1.80%	24,549	401	2,516	174	15,253	837	979	646
1.85%	1,938	132	35	49	1,893	579	47	77
1.90%	9,045	8,522	1,024	3,844	40,768	2,135	664	5,377
1.95%	38,592	29	585	169	33,152	263	166	331
2.00%	794	133	1,180	101	4,855	82	1,122	-
2.05%	-	-	-	-	-	-	-	-
2.10%	4,342	223	329	1,183	6,702	1,702	2,569	620
2.15%	8,388	-	135	8,998	2,505	131	176	655
2.20%	-	-	-	4	43	-	20	47
2.25%	-	-	-	-	-	-	-	-
2.30%	39	-	-	13	25	8	-	-
2.35%	27	-	17	2	90	-	38	25
2.40%	-	-	-	-	-	-	-	-
2.45%	974	-	432	59	488	-	109	88
2.50%	-	-	-	-	-	-	21	10
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$694,126	$40,753	$55,415	$23,313	$471,727	$17,485	$16,356	$15,302

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	PROBR	PROBIO	PROBL	PROCG	PROCS	PROEM	PROE30	PROFIN

0.45%	$2,166	$457	$2,737	$202	$285	$825	$217	$-
0.65%	368	198	6	-	-	117	49	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	52	404	4	4	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	3	-	15	486	-	3	3	-
1.05%	-	-	-	-	-	1	1	-
1.10%	-	-	-	-	-	-	-	-
1.15%	3,053	834	9,498	1,193	679	5,671	119	1,078
1.20%	-	-	-	-	-	-	-	-
1.25%	709	10,483	4,866	1,045	1,035	3,903	220	409
1.30%	-	-	-	-	-	-	-	-
1.35%	3,560	2,978	11,757	1,505	1,781	9,786	716	582
1.40%	81	210	1,131	43	23	760	233	97
1.45%	166	176	59	526	671	140	14	147
1.50%	-	-	-	-	-	-	-	-
1.55%	2,431	2,142	3,979	1,764	3,060	4,058	1,017	789
1.60%	9,490	682	32,986	387	6,935	4,774	918	956
1.65%	1,587	2,039	13,595	1,242	2,595	1,220	192	555
1.80%	386	693	8,741	1,569	3,665	1,899	386	1,222
1.85%	159	9	2,586	74	266	828	557	14
1.90%	1,032	942	11,036	1,370	5,779	2,040	980	2,698
1.95%	245	819	660	1	272	354	273	755
2.00%	120	14	394	5	488	363	47	89
2.05%	-	-	-	-	-	-	-	-
2.10%	139	1,527	728	110	1,081	664	22	602
2.15%	908	1,255	2,004	302	1,015	46	34	27
2.20%	48	86	160	1	-	19	-	2
2.25%	-	-	-	-	-	-	-	-
2.30%	11	640	1,569	398	406	-	10	-
2.35%	41	47	508	-	134	18	10	16
2.40%	134	36	-	59	133	14	-	34
2.45%	127	125	2,925	3	-	154	-	8
2.50%	-	9	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$26,964	$26,401	$111,940	$12,337	$30,707	$37,661	$6,022	$10,080

	PROHC	PROIND	PROINT	PRONET	PROJP	PRON	PROOG	PROPHR

0.45%	$97	$356	$142	$-	$4	$1,789	$238	$477
0.65%	-	1	32	-	3	248	977	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	55	-	-	38	-	17	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	503	-	-	-	-	18	-	-
1.05%	-	-	-	-	-	4	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	1,680	1,330	4,343	237	930	7,715	2,605	1,521
1.20%	-	-	-	-	-	-	-	-
1.25%	1,611	373	1,240	490	253	2,227	5,635	941
1.30%	-	-	-	-	-	-	-	-
1.35%	2,243	1,489	13,343	160	2,434	6,173	15,058	2,482
1.40%	248	1,591	682	98	27	1,450	592	178
1.45%	59	60	54	-	2	383	211	34
1.50%	-	-	-	-	-	-	-	-
1.55%	2,392	417	1,239	1,174	37	4,300	4,931	2,870
1.60%	3,763	2,949	1,732	25	43	4,484	1,481	2,219
1.65%	2,061	3,370	1,838	276	88	2,451	2,855	2,239
1.80%	4,417	1,768	944	339	1,173	2,043	789	905
1.85%	183	62	403	-	192	1,262	6	30
1.90%	3,448	6,799	8,157	96	49	3,888	14,781	1,695
1.95%	51	61	563	58	3	420	162	87
2.00%	338	234	231	98	6	338	18	310
2.05%	-	-	-	-	-	-	-	-
2.10%	370	654	558	145	159	2,511	752	473
2.15%	1,053	108	146	62	13	470	1,719	951
2.20%	-	5	-	-	-	50	3	61
2.25%	-	-	-	-	-	-	-	-
2.30%	407	1,039	1,125	2	4	1,158	714	407
2.35%	41	65	3	-	-	237	435	37
2.40%	121	37	-	-	-	-	-	36
2.45%	7	27	719	-	-	785	16	331
2.50%	861	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$26,009	$22,795	$37,494	$3,298	$5,420	$44,421	$53,978	$18,284

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	PROPM	PRORE	PRORRO	PROSCN	PROSEM	PROSIN	PROSN	PROTEC

0.45%	$216	$610	$3,289	$9	$51	$9	$50	$363
0.65%	1,795	4	196	-	-	-	-	10
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	4	-	-	-	-	450
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	-	121	-	-	-	2	505
1.05%	-	-	2	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	4,373	2,113	1,229	18	287	250	384	957
1.20%	-	-	-	-	-	-	26	-
1.25%	1,375	2,389	1,421	79	428	253	431	1,109
1.30%	-	-	-	-	-	-	-	-
1.35%	6,027	6,086	755	418	1,844	979	899	3,736
1.40%	595	222	330	46	62	653	20	139
1.45%	347	75	211	3	18	1	100	112
1.50%	-	-	-	-	-	-	-	-
1.55%	11,636	3,503	1,366	2,837	405	408	1,149	2,315
1.60%	2,088	5,811	1,862	193	5,845	5,657	425	1,849
1.65%	11,955	2,379	1,690	423	191	52	446	5,463
1.80%	6,002	1,959	3,438	137	228	492	951	3,882
1.85%	362	74	103	69	163	117	88	79
1.90%	768	10,267	19	522	715	965	1,291	5,545
1.95%	333	256	86	16	80	91	127	1,001
2.00%	921	363	1,155	16	73	247	-	39
2.05%	-	-	-	-	-	-	-	-
2.10%	1,356	773	2,978	35	248	1,181	373	590
2.15%	670	956	161	16	31	359	18	244
2.20%	1	38	48	-	6	16	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	69	10	-	-	205	263	146	351
2.35%	-	93	25	4	23	39	-	2
2.40%	239	145	-	37	-	-	-	38
2.45%	8	239	82	-	126	49	25	-
2.50%	-	432	9	-	-	9	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$51,136	$38,797	$20,580	$4,878	$11,029	$12,090	$6,951	$28,779

	PROTEL	PROGVP	PROUN	PROUTL	RVMFU	RVAAS	RVACS	RVAMS

0.45%	$49	$3,124	$603	$223	$141	$45	$371	$45
0.65%	-	199	1	-	-	-	207	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	7	-	182	184	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	112	-	472	27	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	80	-	-	-
1.15%	222	7,927	2,994	3,664	13,875	779	5,886	10,704
1.20%	-	-	111	-	-	-	-	-
1.25%	9,787	5,578	465	1,324	1,959	308	9,903	5,847
1.30%	-	-	-	-	-	-	-	-
1.35%	1,924	12,579	11,977	4,349	19,104	2,341	4,937	23,112
1.40%	148	3,580	66	268	1,382	177	2,318	4,880
1.45%	315	104	-	488	314	-	96	-
1.50%	-	-	-	-	-	-	-	-
1.55%	1,040	8,561	2,537	1,140	10,846	288	748	5,414
1.60%	1,544	15,484	437	999	14,191	776	1,782	5,121
1.65%	713	2,285	523	2,994	1,929	2,073	11	1,033
1.80%	639	8,182	3,534	2,943	693	-	840	931
1.85%	44	26	587	89	11	9	-	-
1.90%	1,057	3,781	1,772	1,873	10,606	53	-	243
1.95%	54	217	119	967	966	1,645	1,394	254
2.00%	98	3,116	130	708	231	153	-	24
2.05%	-	-	-	1,730	-	-	-	-
2.10%	484	5,747	107	814	1,142	12	599	-
2.15%	153	878	8,674	1,362	16	-	1,320	-
2.20%	-	12	36	227	45	444	-	-
2.25%	-	-	-	335	-	-	214	-
2.30%	-	67	374	1,519	749	2,472	-	1,303
2.35%	29	44	124	3,447	55	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	25	588	1,232	5	-	-	-
2.50%	-	-	37	1,356	-	69	-	-
2.55%	-	-	-	-	43	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$18,300	$81,635	$35,796	$34,705	$78,594	$11,644	$30,626	$58,911

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	RSRF	RVAMR	RBKF	RBMF	RVBER	RBF	RVCLR	RVCMD

0.45%	$1,483	$50	$96	$605	$46	$313	$43	$211
0.65%	-	-	7	-	-	5	-	94
0.70%	-	-	-	164	-	-	-	24
0.80%	-	-	-	-	-	-	-	2
0.85%	87	-	-	-	-	-	-	-
0.90%	-	-	-	16	-	43	-	-
0.95%	-	35	-	-	-	-	-	-
1.00%	31	-	-	-	-	20	-	35
1.05%	-	-	-	-	-	-	-	-
1.10%	133	-	-	-	-	-	-	-
1.15%	19,843	47,728	7,347	24,445	28,504	15,836	30,715	17,637
1.20%	-	-	12	-	-	27	-	39
1.25%	2,951	4,051	609	3,443	3,224	4,387	3,368	6,140
1.30%	-	-	-	-	-	-	-	-
1.35%	50,302	30,698	9,533	28,536	23,392	38,637	22,321	25,503
1.40%	6,577	2,937	3,539	9,706	1,364	12,235	1,713	2,894
1.45%	492	-	238	24	-	358	-	197
1.50%	-	-	-	-	-	-	-	-
1.55%	23,571	6,539	1,655	6,387	6,162	8,890	13,195	5,834
1.60%	2,857	7,018	4,089	5,109	9,419	8,254	18,836	4,649
1.65%	1,302	5,582	3,256	3,788	4,883	4,040	11,590	3,514
1.80%	208	2,246	1,012	1,384	1,333	3,131	2,394	1,740
1.85%	6	-	305	145	-	251	4,472	389
1.90%	1,349	11,203	3,745	3,180	11,881	10,080	30,879	2,894
1.95%	1,051	4,252	874	729	4,085	1,182	16,572	381
2.00%	455	7,868	490	399	6,134	541	5,331	409
2.05%	-	-	-	-	-	-	-	-
2.10%	725	1,254	1,430	1,438	988	4,741	4,000	1,003
2.15%	64	10,227	442	217	4,112	1,159	3,896	234
2.20%	129	304	-	181	1,158	-	6,159	8
2.25%	-	-	-	-	-	-	-	-
2.30%	181	4,660	163	9	981	168	3,581	670
2.35%	30	-	12	-	19	69	187	576
2.40%	147	883	76	3	491	39	96	51
2.45%	6	14,565	942	322	5,163	779	3,333	607
2.50%	-	6,249	117	178	5,170	1,071	15,674	-
2.55%	160	-	-	-	-	-	-	20
2.85%	-	-	-	-	-	-	-	-

	$114,140	$168,349	$39,989	$90,408	$118,509	$116,256	$198,355	$75,755

	RCPF	RVLDD	RVDFA	RVDSR	RELF	RENF	RESF	RLCE

0.45%	$395	$221	$88	$433	$8	$307	$134	$245
0.65%	1	4	-	-	-	1	5	27
0.70%	158	-	-	-	88	203	-	-
0.80%	-	-	-	-	-	-	2	-
0.85%	72	-	-	139	-	-	-	3
0.90%	106	-	-	-	31	18	-	-
0.95%	120	-	153	160	-	-	-	-
1.00%	13	-	-	-	-	-	-	3
1.05%	-	-	-	-	-	-	-	1
1.10%	-	-	-	-	-	-	-	-
1.15%	29,122	31,867	23,881	42,173	8,342	28,070	27,080	12,698
1.20%	15	-	-	-	-	3	7	22
1.25%	3,178	6,302	4,642	5,482	323	8,494	7,704	575
1.30%	-	-	-	-	-	-	-	-
1.35%	34,143	21,248	49,247	86,391	11,210	42,997	30,596	10,777
1.40%	13,949	2,805	10,419	29,090	4,776	15,585	8,719	2,264
1.45%	248	57	52	195	-	205	645	14
1.50%	-	-	1	1	-	-	-	-
1.55%	7,209	5,966	62,412	47,391	1,603	5,983	9,990	1,784
1.60%	5,608	2,112	12,693	28,683	1,111	7,862	5,499	11,623
1.65%	5,461	3,030	6,166	6,557	783	7,401	6,119	781
1.80%	1,971	4,115	696	2,248	375	6,578	5,021	547
1.85%	24	496	2	7,890	31	262	480	742
1.90%	5,248	3,580	2,514	3,225	1,208	5,378	4,533	283
1.95%	707	2,197	21,753	2,989	168	2,395	1,496	52
2.00%	405	440	2,158	4,041	12	456	154	127
2.05%	-	-	-	-	-	-	-	-
2.10%	2,415	1,271	554	245	586	2,343	2,304	259
2.15%	374	1,421	1,378	1,386	-	1,080	646	60
2.20%	304	8	-	403	158	179	116	-
2.25%	-	-	210	-	-	-	-	-
2.30%	1,049	127	5,795	3,427	-	650	319	-
2.35%	7	3	556	-	-	14	197	-
2.40%	114	182	-	45	-	83	-	-
2.45%	1,531	386	-	-	112	1,282	274	-
2.50%	950	909	7,896	358	142	542	385	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$114,897	$88,747	$213,266	$272,952	$31,067	$138,371	$112,425	$42,887

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	RFSF	RUGB	RHCF	RINF	RVIDD	RJNF	RVIMC	RAF

0.45%	$90	$13,400	$489	$34	$45	$6,268	$9	$53
0.65%	1	1,564	72	1	-	690	-	-
0.70%	90	47	81	116	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	521	65	36	-	130	-	-
0.90%	-	-	37	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	9	12	-	-	13	-	24
1.05%	-	54	-	-	-	18	-	-
1.10%	-	36	-	-	-	-	-	-
1.15%	12,631	54,356	19,841	11,045	7,687	9,797	1,461	4,974
1.20%	3	-	7	3	-	-	-	28
1.25%	2,323	19,992	4,206	1,350	3,043	4,449	148	1,560
1.30%	-	-	-	-	-	-	-	-
1.35%	16,299	65,535	31,424	14,772	14,250	7,976	2,368	16,559
1.40%	5,720	10,472	13,114	10,365	11,027	1,949	949	1,150
1.45%	439	1,532	1,379	222	46	30	-	-
1.50%	-	-	-	-	-	-	-	-
1.55%	2,035	21,928	7,587	5,622	3,274	4,883	2,423	3,927
1.60%	3,148	31,463	5,345	3,047	2,287	5,686	1,149	395
1.65%	1,180	41,553	1,201	486	1,809	12,745	120	963
1.80%	1,075	8,682	3,139	104	7,943	4,743	79	178
1.85%	131	1,484	123	39	78	798	18	-
1.90%	3,441	11,191	9,050	4,034	4,606	3,099	4,164	363
1.95%	54	13,146	231	202	604	3,463	173	226
2.00%	742	2,834	559	58	222	578	159	60
2.05%	-	-	-	-	-	-	-	-
2.10%	897	7,360	413	32	8,557	2,104	43	175
2.15%	152	537	639	-	2,957	604	1,396	1,301
2.20%	171	65	158	239	15	45	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	30	64	108	60	79	12	47	21
2.35%	107	33	6	-	47	25	-	-
2.40%	7	64	37	-	-	-	-	-
2.45%	215	112	1,491	-	158	195	123	84
2.50%	151	297	167	601	141	193	-	-
2.55%	-	139	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$51,132	$308,470	$100,981	$52,468	$68,875	$70,493	$14,829	$32,041

	RVISC	RUF	RLCJ	RLF	RMED	RVARS	RVF	ROF

0.45%	$92	$153	$9	$58	$300	$666	$10,527	$9,617
0.65%	8	38	5	3	84	190	881	1,126
0.70%	-	-	-	178	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	5	-	-	-	110	279	312
0.90%	-	-	-	71	-	-	-	-
0.95%	-	-	-	94	-	-	-	-
1.00%	-	2	-	21	-	41	169	134
1.05%	-	-	-	-	-	-	30	30
1.10%	-	-	-	-	-	277	-	363
1.15%	3,954	13,072	5,144	19,556	15,608	23,665	25,793	28,751
1.20%	-	40	1	7	-	-	157	-
1.25%	1,295	1,883	244	857	2,241	3,572	10,935	5,286
1.30%	-	-	-	-	-	-	-	-
1.35%	12,819	38,217	4,587	29,151	16,405	23,965	23,330	31,022
1.40%	1,273	3,768	1,283	14,628	3,313	1,913	2,892	5,418
1.45%	300	265	5	199	137	387	19	234
1.50%	-	-	-	-	-	-	-	-
1.55%	6,264	14,645	2,565	6,769	6,487	15,889	11,708	12,299
1.60%	1,616	36,178	459	3,666	2,983	3,901	3,872	18,544
1.65%	1,874	8,892	234	1,413	1,408	3,788	3,853	6,792
1.80%	735	4,703	401	333	3,341	2,417	4,550	3,768
1.85%	338	1,517	281	100	122	524	1,817	1,316
1.90%	1,172	24,411	134	1,017	2,546	3,504	3,672	3,726
1.95%	1,425	483	88	80	215	9,443	1,519	1,502
2.00%	129	220	127	57	684	1,216	2,259	2,239
2.05%	-	-	-	-	-	-	-	-
2.10%	324	433	530	490	929	797	6,469	3,183
2.15%	1,008	1,196	-	232	741	1,354	921	1,302
2.20%	8	-	-	286	155	157	21	240
2.25%	-	-	-	-	-	-	-	-
2.30%	146	109	-	626	61	921	-	1
2.35%	5	-	-	-	110	86	-	53
2.40%	-	132	-	18	21	-	-	-
2.45%	246	1,099	-	643	1,238	52	312	411
2.50%	115	79	-	987	1,062	-	108	40
2.55%	-	-	-	-	-	160	-	271
2.85%	-	-	-	-	-	-	-	-

	$35,146	$151,540	$16,097	$81,540	$60,191	$98,995	$116,093	$137,980

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	RNF	RPMF	RREF	RRF	RMEK	RTF	RVLCG	RVLCV

0.45%	$2,200	$2,668	$1,297	$79	$371	$319	$1,082	$2,883
0.65%	143	59	353	33	87	31	190	439
0.70%	142	214	157	120	-	-	53	48
0.80%	-	-	-	-	-	-	-	-
0.85%	10	-	16	-	-	2	156	62
0.90%	-	54	73	-	-	-	71	64
0.95%	-	52	128	-	-	-	94	85
1.00%	-	4	72	19	-	-	39	15
1.05%	-	-	-	-	-	-	-	13
1.10%	385	-	56	-	237	-	-	-
1.15%	41,603	63,028	37,475	14,665	17,456	21,649	36,175	18,905
1.20%	-	99	8	9	-	8	-	-
1.25%	2,331	15,749	29,155	1,080	2,670	41,783	5,549	4,726
1.30%	-	-	-	-	-	-	-	-
1.35%	54,950	117,991	46,088	30,019	15,659	29,210	114,660	50,233
1.40%	9,916	34,907	13,924	9,370	2,208	4,808	14,140	5,788
1.45%	5	879	385	25	157	119	1,089	734
1.50%	-	-	-	-	-	-	-	-
1.55%	7,123	32,396	11,612	6,588	7,866	13,880	12,168	12,960
1.60%	4,710	25,046	26,825	1,964	4,132	6,438	10,099	13,341
1.65%	1,937	17,088	7,686	3,850	1,908	2,334	22,730	21,757
1.80%	2,936	5,803	1,905	164	3,941	3,693	5,241	4,256
1.85%	2,171	598	761	11	236	336	121	236
1.90%	6,268	12,665	3,580	7,028	1,979	3,122	48,206	18,100
1.95%	284	4,176	1,779	67	1,741	1,248	4,375	3,487
2.00%	1,185	1,530	532	93	1,617	143	457	742
2.05%	-	-	-	-	-	-	-	944
2.10%	874	6,612	2,241	564	2,487	901	1,195	2,077
2.15%	1,629	2,003	601	3	687	194	368	431
2.20%	279	366	242	237	154	997	50	11
2.25%	-	-	-	-	-	-	-	186
2.30%	1,499	853	1,566	1	111	-	4,961	2,506
2.35%	452	316	184	2	208	14	29	1,928
2.40%	58	85	-	-	169	-	-	261
2.45%	2,082	1,207	623	6	783	949	1,127	180
2.50%	193	1,331	944	194	192	134	736	754
2.55%	258	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$145,623	$347,779	$190,268	$76,191	$67,056	$132,312	$285,161	$168,152

	RVMCG	RVMCV	RVSCG	RVSCV	RVSDL	RTEC	RTEL	RTRF

0.45%	$1,103	$1,687	$1,211	$1,173	$38	$154	$6	$14
0.65%	54	204	153	194	1	63	1	-
0.70%	54	46	-	-	22	97	-	124
0.80%	-	-	-	-	-	-	-	-
0.85%	208	31	64	29	-	-	-	-
0.90%	73	62	-	-	29	34	30	90
0.95%	112	83	43	-	39	-	-	77
1.00%	9	12	-	2	4	-	-	7
1.05%	3	8	1	4	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	41,258	15,339	19,739	13,955	5,019	15,239	3,517	12,764
1.20%	-	-	-	-	-	-	-	-
1.25%	4,717	1,817	1,617	2,586	1,035	2,621	1,719	937
1.30%	-	-	-	-	-	-	-	-
1.35%	59,927	45,335	44,784	15,614	16,054	26,828	8,777	16,725
1.40%	12,604	4,291	5,806	2,895	1,422	9,032	2,322	7,719
1.45%	324	58	37	84	76	1,096	112	2
1.50%	-	-	-	-	-	-	-	-
1.55%	15,356	14,661	5,664	6,065	2,419	4,415	1,231	5,338
1.60%	7,129	13,292	6,901	9,580	9,043	3,719	1,349	2,211
1.65%	3,357	2,617	2,797	1,429	1,092	2,050	709	1,724
1.80%	2,666	4,457	1,974	4,730	232	1,340	614	646
1.85%	34	41	146	100	554	42	-	94
1.90%	33,656	19,876	26,697	4,142	348	6,539	905	3,134
1.95%	2,067	473	1,046	957	455	87	143	333
2.00%	349	367	300	258	945	458	60	198
2.05%	-	-	-	-	-	-	-	-
2.10%	2,245	592	831	1,512	1,360	914	906	520
2.15%	394	145	76	156	104	257	-	9
2.20%	44	-	-	2	6	183	-	184
2.25%	-	-	-	-	-	-	-	-
2.30%	3,699	1,384	-	1,374	74	1,141	-	430
2.35%	3	22	13	2	4	-	-	3
2.40%	-	14	14	-	-	-	-	74
2.45%	1,603	-	328	334	41	317	-	-
2.50%	835	-	-	14	106	422	17	775
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$193,883	$126,914	$120,242	$67,191	$40,522	$77,048	$22,418	$54,132

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	RUTL	RVWDL	VWHA	VWAR	WRASP	RVASA	SBIEP

0.45%	$514	$26	$7	$-	$2,526	$-	$-
0.65%	39	9	-	-	91	-	-
0.70%	-	-	-	-	-	-	-
0.80%	2	-	-	-	58	-	-
0.85%	175	-	-	-	-	-	-
0.90%	54	-	-	-	-	-	-
0.95%	-	-	-	-	136	-	-
1.00%	5	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-
1.15%	20,698	2,041	1,716	217	40,712	5,596	-
1.20%	19	84	-	-	-	-	-
1.25%	3,529	2,038	1,027	24,917	17,434	1,827	-
1.30%	-	-	-	-	-	-	301
1.35%	32,039	2,503	2,654	1,266	67,184	3,678	-
1.40%	10,936	519	594	24	23,892	266	-
1.45%	238	284	126	2,174	573	66	-
1.50%	-	-	-	-	-	-	-
1.55%	5,564	809	1,308	1,062	30,260	8,042	-
1.60%	4,012	962	1,416	72	18,843	754	-
1.65%	3,251	698	526	494	36,461	398	-
1.80%	1,293	69	539	735	8,833	4,694	-
1.85%	33	24	-	2	1,217	2	-
1.90%	5,860	839	1,798	71	11,256	1,709	-
1.95%	2,189	222	2,106	-	8,073	1,597	-
2.00%	470	80	105	11	1,294	34	-
2.05%	-	-	1,108	-	-	-	-
2.10%	3,779	11	695	-	1,819	939	-
2.15%	642	-	-	970	2,441	-	-
2.20%	30	-	299	-	1,101	-	-
2.25%	-	-	204	-	-	-	-
2.30%	82	1	103	-	1,943	-	-
2.35%	19	-	2,255	-	158	54	-
2.40%	46	-	169	135	-	-	-
2.45%	414	-	516	-	3,446	-	-
2.50%	598	74	882	-	100	-	-
2.55%	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-

	$96,530	$11,293	$20,153	$32,150	$279,851	$29,656	$301

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2012 and 2011, total transfers to the Account from the fixed account were $3,988,848 and $2,358,052, respectively, and total transfers from the Account to the fixed account were $3,966,306 and $2,238,727, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $1,254,693 and $786,878 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2012 and 2011, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For Purchase Payment Credits, the Company contributed $311,456 and $468,231 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2012 and 2011, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

For guaranteed minimum death benefits, the Company contributed $2,754,142 and $3,459,757 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2012 and 2011, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2012.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$1,146,524,354	$0	$0	$1,146,524,354

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2012 were as follows:

	Purchases of Investments	Sales of Investments
Global Allocation V.I. Fund - Class III (MLVGA3)	$8,332,569	$13,142,402
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)	637,614	2,140,141
Dynamic VP HY Bond Fund (DXVHY)	63,374,027	28,950,471
MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)	697,569	156,505
Emerging Markets Debt Portfolio - Class II (MSEMB)	1,426,204	511,564
Global Tactical Asset Allocation Portfolio - Class II (MSVGT2)	514,298	357,464
Global Real Estate Portfolio - Class II (VKVGR2)	1,624,916	298,801
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	7,321,790	3,613,875
Federated NVIT High Income Bond Fund - Class III (HIBF3)	8,862,518	75,980,710
NVIT Emerging Markets Fund - Class III (GEM3)	1,281,882	818,370
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	214,141	411,463
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	2,036,197	1,719,767
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	1,455,629	803,659
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	6,172,063	4,588,457
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	2,504,896	2,991,863
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	695,970	1,039,541
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	1,869,022	867,311
NVIT Core Plus Bond Fund - Class II (NVLCP2)	17,558,437	13,254,021
NVIT Nationwide Fund - Class III (TRF3)	901,811	356,821
NVIT Government Bond Fund - Class III (GBF3)	5,954,854	11,809,711
NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)	409,038	1,022,019
NVIT Investor Destinations Balanced Fund - Class VI (NVDBL6)	768,704	238,212
NVIT Investor Destinations Capital Appreciation Fund - Class VI (NVDCA6)	312,857	304,244
NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)	3,971,667	5,560,088
NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)	3,968,767	6,644,663
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)	527,400	2,803,130
NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)	3,169,684	3,501,282
NVIT Money Market Fund - Class I (SAM)	61,577	5,097
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	918,294	786,235
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)	444,364	254,831
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	1,565,309	884,903
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	759,400	338,977
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	31,365	87,707
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	1,602,326	1,538,588
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	1,032,052	245,790
NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)	230,964	282,121
NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)	686,084	532,235
NVIT Multi-Manager Small Company Fund - Class III (SCF3)	513,712	756,367
NVIT Short Term Bond Fund - Class II (NVSTB2)	7,877,543	5,800,477
NVIT Money Market Fund - Class II (NVMM2)	755,354,904	793,466,018
Mariner Hyman Beck Portfolio: Class 2 (NOVMH2)	1,411,497	132,740
Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)	38,484,389	12,563,922
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)	5,276,671	2,563,706
VP Income & Growth Fund - Class III (ACVIG3)	1,943,827	2,746,098
American Century VP Inflation Protection Fund - Class II (ACVIP2)	10,135,007	7,005,839
VP Ultra(R) Fund - Class III (ACVU3)	64,975	233,097
VP Value Fund - Class III (ACVV3)	1,982,975	2,676,676
Quality Bond Fund II - Primary Shares (FQB)	201	77
VIP Asset Manager Portfolio - Service Class 2 (FAM2)	1,240,861	696,978
VIP Contrafund Portfolio - Service Class 2 R (FC2R)	710,572	2,214,403
VIP Equity-Income Portfolio - Service Class 2 R (FEI2R)	2,485,162	1,436,364
VIP Growth Portfolio - Service Class 2 R (FG2R)	2,011,997	2,503,146
VIP High Income Portfolio - Service Class 2R (FHI2R)	3,191,352	568,966
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	4,800,977	3,866,578
Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio - Class I (SBTRP)	0	34,772
Legg Mason ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)	45,461	310,309
All Asset Portfolio - Advisor Class (PMVAAD)	14,269,731	6,593,228
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	1,953,763	5,566,371
Low Duration Portfolio - Advisor Class (PMVLAD)	45,261,410	37,153,829
Total Return Portfolio - Advisor Class (PMVTRD)	48,369,906	26,105,127
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)	6,577,535	7,785,836
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)	14,249,100	8,596,839
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)	8,895,266	11,273,006
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)	146,143,143	149,063,723
Pioneer Emerging Markets VCT Portfolio - Class II (PIVEM2)	1,911,950	3,916,153
Pioneer High Yield VCT Portfolio - Class II Shares (PIHYB2)	4,124,350	7,468,918
VP UltraShort NASDAQ-100 (PROUSN)	63,511,683	62,729,473
Access VP High Yield Fund (PROAHY)	210,165,835	153,574,067
VP Asia 30 (PROA30)	25,397,235	24,398,797
VP Banks (PROBNK)	8,703,427	7,468,628
VP Basic Materials (PROBM)	7,648,114	6,332,006
VP Bear (PROBR)	18,490,448	18,969,273
VP Biotechnology (PROBIO)	12,808,739	6,908,352
VP Bull (PROBL)	97,272,493	89,443,358

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

VP Consumer Goods (PROCG)		2,695,155	2,262,875
VP Consumer Services (PROCS)		3,814,268	3,564,864
VP Emerging Markets (PROEM)		21,370,741	19,547,623
VP Europe 30 (PROE30)		7,228,029	5,463,767
VP Financials (PROFIN)		6,686,874	6,230,374
VP Health Care (PROHC)		10,695,503	10,156,449
VP Industrials (PROIND)		5,342,689	4,358,093
VP International (PROINT)		6,279,915	5,680,978
VP Internet (PRONET)		1,456,479	1,010,325
VP Japan (PROJP)		10,287,518	9,259,312
VP NASDAQ-100 (PRON)		43,196,133	41,569,880
VP Oil and Gas (PROOG)		10,651,989	10,238,625
VP Pharmaceuticals (PROPHR)		5,775,563	7,765,111
VP Precious Metals (PROPM)		14,157,478	13,805,074
VP Real Estate (PRORE)		13,897,515	11,125,072
VP Rising Rates Opportunity (PRORRO)		126,547,740	125,576,882
VP Semiconductor (PROSCN)		4,398,408	4,382,421
VP Short Emerging Markets (PROSEM)		11,300,851	11,475,796
VP Short International (PROSIN)		9,040,727	9,786,133
VP Short NASDAQ-100 (PROSN)		11,921,077	11,865,761
VP Technology (PROTEC)		5,838,608	4,874,504
VP Telecommunications (PROTEL)		9,686,729	5,656,443
VP U.S. Government Plus (PROGVP)		179,586,723	178,873,926
VP UltraNASDAQ-100 (PROUN)		28,762,011	30,207,508
VP Utilities (PROUTL)		11,214,694	11,117,923
Global Managed Futures Strategy (RVMFU)		1,453,828	4,273,404
Variable Fund - All-Asset Aggressive Strategy (RVAAS)		839,980	891,282
Variable Fund - All Asset Conservative Strategy (RVACS)		3,174,233	2,334,860
Variable Fund - All-Asset Moderate Strategy (RVAMS)		1,224,199	1,743,131
Variable Fund - U.S. Long Short Momentum (RSRF)		1,007,371	2,728,504
Variable Fund - CLS AdvisorOne Amerigo (RVAMR)		2,179,040	3,726,132
Variable Trust - Banking Fund (RBKF)		21,103,569	18,411,938
Variable Trust - Basic Materials Fund (RBMF)		26,079,628	25,769,682
Variable Fund - CLS AdvisorOne Select Allocation (RVBER)		1,759,467	2,745,276
Variable Trust - Biotechnology Fund (RBF)		33,427,171	34,650,094
Variable Fund - CLS AdvisorOne Clermont (RVCLR)		7,951,551	4,450,994
Variable Trust - Commodities Strategy Fund (RVCMD)		8,360,427	9,528,389
Variable Trust - Consumer Products Fund (RCPF)		38,062,859	39,586,561
Variable Trust - Dow 2x Strategy Fund (RVLDD)		34,398,811	38,870,605
Variable Fund - DWA Flexible Allocation (RVDFA)		451,273	6,304,103
Variable Fund - DWA Sector Rotation (RVDSR)		1,367,430	10,882,486
Variable Trust - Electronics Fund (RELF)		25,800,234	25,675,591
Variable Trust - Energy Fund (RENF)		32,317,457	31,983,987
Variable Trust - Energy Services Fund (RESF)		34,813,495	35,830,081
Variable Trust - Europe 1.25x Strategy Fund (RLCE)		25,595,392	21,012,185
Variable Trust - Financial Services Fund (RFSF)		15,623,906	14,823,046
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)		234,991,192	241,221,498
Variable Trust - Health Care Fund (RHCF)		33,954,511	33,954,419
Variable Trust - Internet Fund (RINF)		10,324,747	10,005,330
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)		64,063,127	62,705,373
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)		118,541,200	117,874,412
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)		7,179,610	7,300,574
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)		45,218,228	44,441,142
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)		77,284,634	78,137,560
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)		84,591,087	84,956,062
Variable Trust - Japan 2x Strategy Fund (RLCJ)		16,480,698	15,364,955
Variable Trust - Leisure Fund (RLF)		6,762,109	6,751,330
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)		23,205,215	22,112,166
Variable Fund - Multi-Hedge Strategies (RVARS)		5,405,622	3,450,215
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)		89,828,376	91,912,361
Variable Trust - NASDAQ-100(R) Fund (ROF)		83,502,230	84,048,957
Variable Trust - Nova Fund (RNF)		88,087,120	91,202,119
Variable Trust - Precious Metals Fund (RPMF)		61,951,433	62,732,640
Variable Trust - Real Estate Fund (RREF)		51,099,419	48,787,497
Variable Trust - Retailing Fund (RRF)		28,750,080	33,781,020
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)		44,615,428	45,217,171
Variable Trust - S&P 500 2x Strategy Fund (RTF)		90,340,592	97,284,821
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)		49,844,508	49,199,012
Variable Trust - S&P 500 Pure Value Fund (RVLCV)		52,358,095	55,820,973
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)		26,494,560	17,784,982
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)		21,006,888	32,520,392
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)		28,183,588	24,197,434
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)		16,911,365	16,847,908
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)		29,384,824	28,613,038
Variable Trust - Technology Fund (RTEC)		22,040,674	21,483,663
Variable Trust - Telecommunications Fund (RTEL)		31,746,932	32,781,957
Variable Trust - Transportation Fund (RTRF)		23,483,326	23,280,745
Variable Trust - Utilities Fund (RUTL)		44,255,857	47,963,362
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)		5,252,753	5,256,179
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)		2,243,764	725,632
VIP Trust - Multi-Manager Alternatives Fund: Initial Class (VWAR)		946,078	218,469
Variable Insurance Portfolios - Asset Strategy (WRASP)		18,771,988	17,861,078
Variable Trust: Alternative Strategies Allocation Fund (obsolete) (RVASA)		1,279,755	4,511,918
Global Currents Variable International All Cap Opportunity Portfolio (obsolete) (SBIEP)		56	91,885

	Total	$4,246,388,877	$4,206,244,849

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2012, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2012. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owners’ equity presented below may not agree to the contract owners’ equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Allocation V.I. Fund - Class III (MLVGA3)
2012	0.45% to 2.45%	1,703,212	$11.22 to $ 10.63	$18,765,559	1.30%	9.47% to 7.27%
2011	0.45% to 2.45%	2,154,758	10.25 to 9.91	21,919,978	2.34%	-4.07% to -6.00%
2010	0.65% to 2.30%	1,720,332	10.67 to 10.55	18,448,273	1.82%	6.66% to 5.49%	****
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)
2012	0.45% to 2.35%	76,969	10.09 to 9.59	757,682	0.00%	-2.54% to -4.40%
2011	0.45% to 2.35%	220,959	10.36 to 10.03	2,248,913	2.90%	-13.04% to -14.70%
2010	0.45% to 2.10%	52,295	11.91 to 11.78	618,686	8.95%	19.11% to 17.80%	****
Dynamic VP HY Bond Fund (DXVHY)
2012	0.45% to 2.50%	3,380,507	10.55 to 10.41	35,460,908	2.03%	5.51% to 4.06%	****
MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)
2012	0.45% to 2.10%	65,019	10.36 to 10.07	665,915	1.72%	8.77% to 6.96%
2011	1.25% to 2.10%	10,601	9.47 to 9.42	100,241	1.49%	-5.27% to -5.82%	****
Emerging Markets Debt Portfolio - Class II (MSEMB)
2012	0.45% to 2.45%	116,382	12.17 to 11.77	1,399,443	2.00%	17.34% to 14.98%
2011	1.15% to 2.35%	37,475	10.33 to 10.24	387,515	2.14%	3.26% to 2.43%	****
Global Tactical Asset Allocation Portfolio - Class II (MSVGT2)
2012	0.45% to 2.10%	23,083	10.12 to 9.84	229,892	1.84%	13.18% to 11.30%
2011	1.15% to 1.80%	6,278	8.90 to 8.86	55,665	0.43%	-11.03% to -11.44%	****
Global Real Estate Portfolio - Class II (VKVGR2)
2012	0.45% to 2.45%	147,631	10.79 to 10.43	1,569,234	0.46%	29.36% to 26.75%
2011	0.45% to 1.90%	10,187	8.34 to 8.26	84,552	1.88%	-16.58% to -17.39%	****
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2012	0.45% to 2.45%	463,618	10.81 to 10.45	4,926,147	1.34%	15.19% to 12.88%
2011	0.45% to 2.45%	91,567	9.38 to 9.25	855,513	0.01%	-6.20% to -7.45%	****
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2012	0.45% to 2.45%	435,367	12.58 to 13.40	6,431,471	1.48%	14.19% to 11.89%
2011	0.45% to 2.45%	5,343,722	11.01 to 11.97	69,405,465	5.96%	3.34% to 1.27%
2010	0.45% to 2.45%	5,060,142	10.66 to 11.82	64,726,021	7.86%	6.58% to 10.39%	****
2009	1.15% to 2.05%	5,140,397	11.56 to 11.47	59,088,133	9.02%	44.40% to 43.04%
2008	1.15% to 2.05%	1,358,208	8.00 to 8.02	10,847,383	7.81%	-28.93% to -29.61%
NVIT Emerging Markets Fund - Class III (GEM3)
2012	0.45% to 2.20%	190,632	10.22 to 9.75	1,930,557	0.63%	16.71% to 14.65%
2011	0.45% to 2.20%	134,567	8.76 to 8.50	1,245,009	0.61%	-22.74% to -24.10%
2010	0.45% to 2.50%	203,740	11.34 to 11.18	2,493,091	0.14%	13.37% to 11.82%	****
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2012	1.15% to 1.90%	17,631	11.43 to 11.20	198,613	1.07%	14.81% to 13.94%
2011	1.15% to 1.90%	36,757	9.95 to 9.83	362,885	1.86%	-7.45% to -8.15%
2010	1.25% to 1.80%	58,478	10.75 to 14.56	635,621	0.00%	7.47% to 7.11%	****
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2012	0.45% to 2.15%	217,237	11.44 to 10.92	2,507,709	1.54%	10.56% to 8.67%
2011	0.45% to 2.50%	189,389	10.34 to 9.99	2,014,980	2.14%	-1.79% to -3.81%
2010	1.15% to 1.90%	95,478	10.48 to 10.43	1,026,304	0.48%	4.82% to 4.30%	****
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2012	1.15% to 2.20%	225,897	11.37 to 11.05	2,548,266	1.34%	12.33% to 11.14%
2011	0.85% to 2.20%	168,205	10.17 to 9.94	1,712,225	2.10%	-4.27% to -5.57%
2010	1.15% to 2.00%	111,776	10.60 to 10.54	1,204,642	0.70%	6.01% to 5.41%	****
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2012	0.45% to 2.30%	685,218	11.18 to 10.63	7,479,943	1.84%	7.01% to 5.02%
2011	0.45% to 2.30%	547,754	10.44 to 10.12	5,667,245	2.69%	0.96% to -0.92%
2010	0.65% to 2.50%	496,507	10.33 to 10.20	5,160,936	0.61%	3.32% to 2.04%	****
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2012	0.45% to 2.50%	311,040	11.51 to 10.89	3,517,624	1.20%	11.86% to 9.55%
2011	0.45% to 2.50%	354,699	10.29 to 9.94	3,630,782	2.31%	-2.77% to -4.77%
2010	0.65% to 2.20%	284,817	10.57 to 10.46	3,007,048	0.36%	5.71% to 4.61%	****
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2012	0.45% to 2.10%	133,371	11.60 to 11.10	1,511,711	1.14%	14.07% to 12.17%
2011	0.45% to 2.10%	167,695	10.17 to 9.89	1,680,122	2.22%	-5.10% to -6.67%
2010	1.15% to 2.20%	124,800	10.67 to 10.59	1,329,516	0.15%	6.67% to 5.92%	****
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2012	0.45% to 2.85%	222,877	11.39 to 10.67	2,488,745	1.89%	9.55% to 6.90%
2011	0.45% to 2.85%	135,890	10.39 to 9.98	1,391,413	2.48%	-0.72% to -3.11%
2010	1.15% to 2.35%	111,604	10.42 to 10.34	1,181,778	0.82%	4.20% to 3.36%	****
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2012	0.45% to 2.45%	635,977	11.01 to 10.64	6,868,065	2.23%	6.63% to 4.49%
2011	0.45% to 2.35%	239,858	10.32 to 10.19	2,459,167	1.63%	3.20% to 1.89%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Nationwide Fund - Class III (TRF3)
2012	0.45% to 2.30%	83,029	$11.94 to $ 13.14	$1,043,764	1.90%	13.81% to 11.69%
2011	1.15% to 2.30%	35,854	11.40 to 11.76	404,651	1.46%	-0.37% to -1.53%
2010	1.15% to 1.80%	25,101	11.44 to 10.80	279,379	1.09%	12.17% to 11.52%
2009	1.15% to 2.00%	27,729	10.20 to 9.54	274,707	1.26%	24.71% to 23.43%
2008	1.15% to 2.00%	50,588	8.18 to 7.73	403,227	1.35%	-42.22% to -42.78%
NVIT Government Bond Fund - Class III (GBF3)
2012	0.45% to 2.45%	1,281,066	11.19 to 11.96	18,225,025	1.99%	2.58% to 0.51%
2011	0.45% to 2.45%	1,741,410	10.90 to 11.90	24,573,093	2.99%	6.78% to 4.64%
2010	0.45% to 2.45%	2,020,667	10.21 to 12.26	27,039,696	2.99%	2.12% to 2.25%	****
2009	1.15% to 2.05%	1,651,392	13.25 to 12.38	21,353,505	3.44%	1.51% to 0.62%
2008	1.15% to 2.05%	1,445,042	13.06 to 12.30	18,516,569	4.28%	6.49% to 5.55%
NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)
2012	0.45% to 1.80%	323,301	11.78 to 13.21	4,419,224	1.58%	15.40% to 13.83%
2011	1.15% to 1.80%	370,983	12.20 to 11.60	4,441,637	1.86%	-5.04% to -5.66%
2010	1.15% to 2.05%	396,111	12.85 to 12.09	4,985,129	1.88%	13.25% to 12.31%
2009	1.15% to 2.05%	640,695	11.35 to 10.77	7,094,389	0.99%	25.90% to 24.59%
2008	1.15% to 2.05%	619,874	9.01 to 8.64	5,462,939	2.00%	-37.61% to -38.25%
NVIT Investor Destinations Balanced Fund - Class VI (NVDBL6)
2012	0.45% to 2.00%	88,965	11.45 to 10.98	994,694	2.07%	8.99% to 7.28%
2011	0.45% to 2.50%	42,375	10.50 to 10.15	437,306	2.09%	0.42% to -1.64%
2010	1.15% to 1.95%	55,752	10.41 to 10.36	579,146	0.68%	4.12% to 3.56%	****
NVIT Investor Destinations Capital Appreciation Fund - Class VI (NVDCA6)
2012	1.15% to 2.50%	51,664	11.42 to 11.01	585,042	1.44%	11.01% to 9.49%
2011	1.15% to 2.00%	50,520	10.29 to 10.14	518,356	1.32%	-2.12% to -2.96%
2010	1.15% to 2.00%	21,384	10.51 to 10.45	224,655	0.73%	5.14% to 4.54%	****
NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)
2012	0.45% to 2.30%	1,240,205	11.04 to 11.60	15,505,928	1.72%	4.68% to 2.73%
2011	0.45% to 2.50%	1,390,326	10.54 to 10.68	16,787,146	2.47%	2.48% to 0.37%
2010	0.45% to 2.30%	1,453,199	10.29 to 11.23	17,110,895	2.34%	2.87% to 3.50%	****
2009	1.15% to 2.05%	1,024,761	11.59 to 11.02	11,706,640	1.89%	7.99% to 7.00%
2008	1.15% to 2.05%	698,779	10.74 to 10.29	7,404,922	3.32%	-7.25% to -8.10%
NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)
2012	0.45% to 2.50%	1,698,729	11.53 to 10.84	22,732,682	1.53%	10.34% to 8.07%
2011	0.45% to 2.50%	1,903,557	10.45 to 10.03	23,305,379	2.10%	-0.49% to -2.53%
2010	1.15% to 2.50%	1,859,898	12.69 to 10.29	23,158,697	2.00%	9.58% to 8.09%
2009	1.15% to 2.05%	1,781,508	11.58 to 10.99	20,285,257	1.52%	18.00% to 16.86%
2008	1.15% to 2.05%	1,744,209	9.81 to 9.41	16,869,176	2.83%	-24.25% to -24.98%
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)
2012	0.45% to 1.80%	441,954	11.70 to 13.25	6,069,951	1.53%	13.23% to 11.71%
2011	1.15% to 1.80%	617,750	12.46 to 11.86	7,548,836	2.00%	-3.27% to -3.86%
2010	1.15% to 2.05%	762,011	12.88 to 12.13	9,649,660	1.92%	11.62% to 10.69%
2009	1.15% to 2.05%	940,058	11.54 to 10.96	10,674,029	1.33%	22.84% to 21.60%
2008	1.15% to 2.05%	1,069,845	9.40 to 9.01	9,930,470	2.56%	-32.18% to -32.85%
NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)
2012	0.45% to 2.50%	1,136,193	11.37 to 11.05	14,897,003	1.67%	7.48% to 5.26%
2011	0.45% to 2.25%	1,162,051	10.58 to 11.60	14,381,049	2.32%	1.71% to -0.13%
2010	0.45% to 2.05%	1,252,758	10.40 to 11.79	15,322,320	2.16%	4.00% to 6.30%	****
2009	1.15% to 2.05%	855,329	11.67 to 11.09	9,820,399	1.80%	13.31% to 12.25%
2008	1.15% to 2.05%	657,880	10.30 to 9.88	6,676,541	2.99%	-16.00% to -16.79%
NVIT Money Market Fund - Class I (SAM)
2012	1.30%	8,730	9.66	84,301	0.00%	-1.30%
2011	1.30%	2,844	9.78	27,826	0.00%	-1.30%
2010	1.30%	2,848	9.91	28,231	0.00%	-0.87%	****
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2012	0.45% to 2.45%	146,827	11.61 to 10.99	1,708,592	0.37%	15.00% to 12.68%
2011	0.45% to 2.10%	134,318	10.09 to 9.82	1,387,046	1.12%	-10.03% to -11.52%
2010	0.45% to 2.00%	117,515	11.22 to 15.12	1,328,684	1.28%	12.16% to 11.04%	****
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
2012	0.45% to 2.00%	96,323	10.35 to 13.16	1,004,054	0.17%	16.42% to 14.56%
2011	0.45% to 2.00%	75,748	8.89 to 11.49	694,870	1.67%	-16.77% to -18.06%
2010	0.45% to 1.90%	78,665	10.68 to 10.58	838,675	3.53%	6.85% to 5.82%	****
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2012	0.45% to 2.20%	103,904	12.07 to 11.51	1,216,799	0.30%	15.62% to 13.58%
2011	0.45% to 2.20%	47,841	10.44 to 10.14	492,097	0.00%	-3.67% to -5.36%
2010	0.45% to 2.20%	11,035	10.84 to 10.71	124,890	0.00%	8.36% to 7.09%	****
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2012	0.45% to 2.15%	85,985	11.30 to 10.80	950,777	1.62%	17.06% to 15.06%
2011	0.45% to 2.10%	45,504	9.66 to 9.39	435,609	1.01%	-6.51% to -8.06%
2010	0.45% to 2.05%	26,704	10.33 to 14.35	294,080	0.72%	3.30% to 2.23%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2012	1.15% to 1.60%	18,910	$16.60 to $ 16.33	$311,905	0.00%	13.58% to 13.06%
2011	1.15% to 1.60%	24,039	14.62 to 14.44	349,691	0.00%	-5.33% to -5.76%
2010	1.15% to 1.80%	40,034	15.44 to 9.63	615,744	0.00%	25.36% to 24.65%
2009	1.15% to 1.85%	51,431	12.32 to 7.72	606,799	0.00%	23.18% to 22.49%	****
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2012	0.45% to 2.35%	142,567	12.26 to 11.65	1,701,976	0.00%	14.13% to 11.94%
2011	0.45% to 2.10%	148,078	10.75 to 10.45	1,602,759	0.00%	-4.88% to -6.45%
2010	0.45% to 2.10%	114,607	11.30 to 11.17	1,316,242	0.00%	12.97% to 11.72%	****
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2012	0.45% to 2.10%	117,223	12.22 to 11.69	1,397,941	1.58%	15.82% to 13.90%
2011	0.45% to 2.10%	57,643	10.55 to 10.26	605,470	0.97%	-2.76% to -4.37%
2010	0.45% to 1.80%	17,489	10.85 to 15.14	194,278	1.20%	8.48% to 7.55%	****
NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)
2012	0.45% to 2.10%	47,661	12.53 to 13.44	527,377	0.00%	12.87% to 10.99%
2011	0.45% to 2.10%	51,142	11.11 to 12.11	515,631	0.00%	-1.10% to -2.73%
2010	0.45% to 1.90%	51,624	11.23 to 9.79	530,351	0.00%	12.28% to 23.03%	****
2009	1.15% to 1.85%	28,923	8.43 to 7.97	240,314	0.00%	26.17% to 25.07%
2008	1.15% to 1.85%	36,528	6.69 to 6.37	240,525	0.00%	-47.07% to -47.54%
NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)
2012	0.45% to 2.00%	65,799	12.22 to 14.90	968,868	0.99%	20.04% to 18.27%
2011	0.45% to 1.90%	49,161	10.18 to 12.72	658,532	0.39%	-5.59% to -6.96%
2010	0.45% to 1.85%	73,763	10.78 to 13.74	1,052,882	0.55%	7.82% to 24.23%	****
2009	1.15% to 1.85%	41,827	11.68 to 11.05	480,065	0.60%	24.87% to 23.83%
2008	1.15% to 2.05%	53,479	9.35 to 8.80	489,197	1.06%	-32.99% to -33.68%
NVIT Multi-Manager Small Company Fund - Class III (SCF3)
2012	0.45% to 2.20%	156,996	11.98 to 18.28	2,626,810	0.17%	14.96% to 12.93%
2011	0.45% to 2.20%	171,964	10.42 to 16.19	2,524,182	0.54%	-5.97% to -7.62%
2010	1.15% to 2.20%	182,582	16.13 to 17.52	2,892,144	0.33%	23.91% to 22.59%
2009	1.15% to 2.05%	163,471	13.02 to 12.13	2,092,955	0.26%	33.18% to 31.80%
2008	1.15% to 2.05%	148,984	9.78 to 9.20	1,434,159	0.83%	-38.87% to -39.51%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2012	0.45% to 2.45%	648,630	10.32 to 9.98	6,575,235	1.70%	3.06% to 0.98%
2011	0.45% to 2.10%	443,708	10.01 to 9.90	4,420,514	1.17%	0.13% to -0.98%	****
NVIT Money Market Fund - Class II (NVMM2)
2012	0.45% to 2.55%	20,569,054	9.86 to 9.24	196,942,746	0.00%	-0.45% to -2.56%
2011	0.45% to 2.55%	24,210,354	9.91 to 9.48	235,051,949	0.00%	-0.45% to -2.54%
2010	0.45% to 2.85%	22,180,368	9.95 to 9.70	218,477,190	0.00%	-0.45% to -2.85%
2009	0.45% to 2.90%	27,007,244	10.00 to 9.98	269,859,905	0.00%	-0.02% to -0.16%	****
Mariner Hyman Beck Portfolio: Class 2 (NOVMH2)
2012	0.45% to 1.90%	130,290	9.68 to 9.60	1,251,899	0.00%	-3.24% to -4.03%	****
Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)
2012	0.45% to 2.35%	2,580,347	10.26 to 10.16	26,301,442	0.00%	2.65% to 1.56%	****
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
2012	0.45% to 2.15%	277,177	10.31 to 10.02	2,797,736	1.06%	12.86% to 10.93%
2011	1.15% to 1.60%	6,071	9.09 to 9.07	55,121	0.00%	-9.07% to -9.35%	****
VP Income & Growth Fund - Class III (ACVIG3)
2012	0.45% to 2.45%	296,635	12.22 to 9.98	3,949,391	2.03%	14.23% to 11.93%
2011	0.45% to 1.90%	357,418	10.70 to 11.21	4,212,861	1.53%	2.65% to 1.16%
2010	1.15% to 2.05%	383,684	11.84 to 10.94	4,454,959	1.56%	12.83% to 11.89%
2009	1.15% to 2.05%	324,541	10.49 to 9.77	3,334,930	4.67%	16.74% to 15.51%
2008	1.15% to 2.05%	343,435	8.99 to 8.46	3,028,849	2.18%	-35.34% to -36.01%
American Century VP Inflation Protection Fund - Class II (ACVIP2)
2012	0.45% to 2.50%	854,035	11.44 to 11.05	9,618,190	2.50%	6.90% to 4.69%
2011	0.45% to 2.50%	588,753	10.70 to 10.55	6,269,731	2.21%	7.00% to 5.53%	****
VP Ultra(R) Fund - Class III (ACVU3)
2012	1.15% to 1.80%	27,728	12.35 to 11.51	336,263	0.00%	12.63% to 11.93%
2011	1.15% to 1.80%	41,872	10.96 to 10.28	448,164	0.00%	-0.09% to -0.68%
2010	1.15% to 2.05%	76,358	10.97 to 10.13	819,374	0.54%	14.77% to 13.83%
2009	1.15% to 2.05%	91,946	9.56 to 8.90	859,093	0.29%	32.99% to 31.61%
2008	1.15% to 2.05%	96,850	7.19 to 6.76	680,708	0.00%	-42.19% to -42.77%
VP Value Fund - Class III (ACVV3)
2012	0.45% to 2.45%	392,383	12.02 to 10.65	5,793,902	1.93%	14.06% to 11.76%
2011	0.45% to 2.10%	433,733	10.54 to 13.71	5,771,459	1.99%	0.56% to -1.10%
2010	1.15% to 2.05%	569,497	13.68 to 12.65	7,598,957	2.36%	12.12% to 11.19%
2009	1.15% to 2.05%	481,074	12.20 to 11.38	5,721,824	6.05%	18.48% to 17.29%
2008	1.15% to 2.05%	586,741	10.30 to 9.70	5,923,371	2.50%	-27.62% to -28.36%

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Quality Bond Fund II - Primary Shares (FQB)
2012	1.30%	302	$17.05	$5,148	4.02%	8.29%
2011	1.30%	303	15.74	4,769	5.10%	0.95%
2010	1.30%	303	15.59	4,725	0.00%	7.09%
VIP Asset Manager Portfolio - Service Class 2 (FAM2)
2012	0.45% to 2.10%	135,649	10.22 to 9.94	1,370,416	1.63%	11.73% to 9.87%
2011	0.45% to 2.45%	83,003	9.15 to 9.03	754,254	5.85%	-8.51% to -9.74%	****
VIP Contrafund Portfolio - Service Class 2 R (FC2R)
2012	1.15% to 2.00%	408,007	17.77 to 16.24	7,084,390	1.04%	14.81% to 14.03%
2011	1.15% to 1.80%	497,387	15.48 to 14.54	7,539,529	0.67%	-3.90% to -4.48%
2010	1.15% to 2.05%	651,814	16.11 to 14.89	10,272,180	0.89%	15.60% to 14.65%
2009	1.15% to 2.05%	908,969	13.93 to 12.99	12,376,454	1.04%	33.90% to 32.49%
2008	1.15% to 2.05%	1,277,175	10.41 to 9.80	13,048,585	0.57%	-43.35% to -43.92%
VIP Equity-Income Portfolio - Service Class 2 R (FEI2R)
2012	0.45% to 2.45%	380,812	12.11 to 9.92	5,004,941	3.16%	16.53% to 14.18%
2011	0.45% to 2.45%	321,625	10.39 to 8.69	3,695,392	1.83%	0.25% to -1.76%
2010	1.15% to 2.05%	437,403	11.83 to 10.92	5,056,213	1.47%	13.58% to 12.65%
2009	1.15% to 2.05%	489,408	10.42 to 9.70	5,000,669	1.98%	28.45% to 27.06%
2008	1.15% to 2.05%	640,409	8.11 to 7.63	5,107,279	1.96%	-43.48% to -44.08%
VIP Growth Portfolio - Service Class 2 R (FG2R)
2012	0.45% to 2.45%	434,393	12.73 to 10.62	5,233,229	0.41%	13.89% to 11.60%
2011	0.45% to 2.45%	475,936	11.17 to 9.52	5,091,681	0.11%	-0.47% to -2.47%
2010	0.45% to 2.05%	518,503	11.23 to 10.19	5,606,178	0.10%	12.26% to 21.44%	****
2009	1.15% to 2.05%	445,278	9.02 to 8.39	3,936,869	0.14%	26.51% to 25.09%
2008	1.15% to 2.05%	418,788	7.13 to 6.71	2,932,438	0.23%	-47.92% to -48.44%
VIP High Income Portfolio - Service Class 2R (FHI2R)
2012	0.45% to 1.95%	243,175	10.64 to 10.53	2,585,872	9.19%	6.41% to 5.34%	****
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2012	0.45% to 2.45%	288,602	11.79 to 11.17	3,369,370	2.27%	14.81% to 12.50%
2011	0.45% to 2.45%	194,719	10.27 to 9.93	2,015,502	0.02%	-1.98% to -3.95%
2010	0.65% to 2.05%	143,063	10.46 to 13.86	1,533,077	2.88%	4.65% to 3.71%	****
Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio - Class I (SBTRP)
2011	1.30%	1,435	23.02	33,027	1.36%	-7.41%
2010	1.30%	1,436	24.86	35,696	1.78%	15.09%
2009	1.30%	1,436	21.60	31,016	1.40%	27.68%
2008	1.30%	1,436	16.92	24,293	0.81%	-37.40%
Legg Mason ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)
2012	1.30%	196,403	9.80	1,924,572	2.18%	14.99%
2011	1.30%	226,716	8.52	1,932,058	2.20%	3.59%
2010	1.30%	238,143	8.23	1,959,085	3.00%	8.04%
2009	1.30%	250,350	7.61	1,906,211	1.89%	22.88%
2008	1.30%	329,358	6.20	2,040,812	1.27%	-36.46%
All Asset Portfolio - Advisor Class (PMVAAD)
2012	0.45% to 2.45%	1,116,827	10.96 to 10.60	12,010,027	5.62%	14.29% to 11.99%
2011	0.45% to 2.50%	405,198	9.59 to 9.46	3,862,027	6.91%	-4.10% to -5.42%	****
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2012	0.45% to 2.50%	194,743	12.39 to 11.72	2,366,621	5.86%	4.76% to 2.59%
2011	0.45% to 2.50%	517,027	11.82 to 11.42	6,071,567	1.90%	7.93% to 5.71%
2010	0.45% to 2.50%	198,651	10.95 to 10.80	2,185,251	0.85%	9.54% to 8.02%	****
Low Duration Portfolio - Advisor Class (PMVLAD)
2012	0.45% to 2.50%	1,391,273	10.40 to 10.05	14,200,810	1.77%	5.27% to 3.10%
2011	0.45% to 2.50%	580,305	9.88 to 9.74	5,691,327	0.99%	-1.19% to -2.56%	****
Total Return Portfolio - Advisor Class (PMVTRD)
2012	0.45% to 2.50%	3,032,974	10.97 to 10.59	32,658,037	2.46%	9.01% to 6.76%
2011	0.45% to 2.45%	987,316	10.06 to 9.93	9,871,103	1.72%	0.61% to -0.73%	****
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
2012	0.45% to 2.40%	198,165	11.87 to 11.26	2,296,512	2.48%	4.65% to 2.60%
2011	0.45% to 2.45%	307,254	11.34 to 10.97	3,436,177	13.87%	-7.96% to -9.80%
2010	0.45% to 2.15%	368,568	12.32 to 12.18	4,517,473	9.10%	23.24% to 21.85%	****
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
2012	0.45% to 2.50%	1,109,109	13.21 to 12.50	14,300,058	4.82%	17.24% to 14.82%
2011	0.45% to 2.50%	674,109	11.27 to 10.89	7,483,514	5.14%	5.73% to 3.56%
2010	0.45% to 2.50%	574,766	10.66 to 10.51	6,093,650	2.92%	6.61% to 5.15%	****
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)
2012	0.45% to 2.45%	421,386	12.46 to 11.80	5,124,656	1.59%	6.38% to 4.24%
2011	0.45% to 2.15%	639,277	11.71 to 11.38	7,377,536	2.44%	6.97% to 5.15%
2010	0.45% to 2.35%	486,960	10.95 to 10.81	5,303,849	1.64%	9.49% to 8.10%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
2012	0.45% to 2.45%	4,473,575	$12.44 to $ 11.79	$54,386,699	5.59%	13.68% to 11.39%
2011	0.45% to 2.35%	5,040,280	10.95 to 10.60	54,199,063	5.80%	2.77% to 0.81%
2010	0.45% to 2.50%	1,107,488	10.65 to 10.51	11,718,095	4.30%	6.52% to 5.06%	****
Pioneer Emerging Markets VCT Portfolio - Class II (PIVEM2)
2012	0.45% to 2.10%	173,846	9.52 to 9.11	1,615,679	0.23%	11.16% to 9.31%
2011	0.45% to 2.10%	415,420	8.57 to 8.33	3,503,665	0.00%	-23.96% to -25.22%
2010	0.45% to 2.45%	611,121	11.27 to 11.12	6,839,923	0.05%	12.67% to 11.17%	****
Pioneer High Yield VCT Portfolio - Class II Shares (PIHYB2)
2012	1.15% to 2.45%	193,894	12.00 to 11.58	2,340,894	5.23%	14.36% to 12.85%
2011	0.45% to 2.45%	519,408	10.62 to 10.26	5,496,550	4.99%	-2.47% to -4.42%
2010	0.45% to 2.45%	286,132	10.89 to 17.46	3,267,038	3.01%	8.85% to 7.44%	****
VP UltraShort NASDAQ-100 (PROUSN)
2012	1.15% to 2.45%	280,253	3.64 to 3.51	1,000,554	0.00%	-35.97% to -36.82%
2011	1.15% to 2.15%	99,013	5.68 to 5.59	554,202	0.00%	-23.07% to -23.85%
2010	1.15% to 2.15%	9,963	7.39 to 7.34	73,269	0.00%	-26.11% to -26.61%	****
Access VP High Yield Fund (PROAHY)
2012	0.45% to 2.45%	5,021,067	12.72 to 12.06	62,207,797	4.74%	13.61% to 11.32%
2011	0.45% to 2.15%	346,045	11.20 to 10.88	3,817,266	1.25%	2.28% to 0.54%
2010	0.45% to 2.45%	556,884	10.95 to 10.80	6,055,548	2.29%	9.50% to 8.04%	****
VP Asia 30 (PROA30)
2012	0.65% to 2.15%	276,877	9.29 to 8.92	2,518,717	0.00%	14.73% to 12.99%
2011	0.45% to 2.00%	172,456	8.13 to 7.92	1,378,726	0.03%	-27.32% to -28.46%
2010	0.45% to 2.30%	480,729	11.18 to 11.05	5,338,907	0.00%	11.83% to 10.45%	****
VP Banks (PROBNK)
2012	1.15% to 2.15%	155,165	9.85 to 9.68	1,516,565	0.00%	31.87% to 30.53%
2011	1.15% to 1.65%	20,324	7.47 to 7.44	151,367	0.00%	-25.31% to -25.57%	****
VP Basic Materials (PROBM)
2012	1.15% to 2.15%	208,000	8.29 to 8.15	1,709,693	0.20%	7.24% to 6.15%
2011	1.15% to 2.10%	51,733	7.73 to 7.68	398,830	0.00%	-22.73% to -23.22%	****
VP Bear (PROBR)
2012	0.45% to 2.35%	149,740	6.80 to 6.46	992,882	0.00%	-16.97% to -18.56%
2011	0.45% to 2.35%	235,554	8.19 to 7.93	1,913,731	0.00%	-9.29% to -11.02%
2010	0.45% to 2.10%	373,984	9.03 to 8.93	3,355,405	0.00%	-9.74% to -10.73%	****
VP Biotechnology (PROBIO)
2012	0.45% to 2.15%	473,197	13.18 to 12.80	6,141,389	0.00%	40.07% to 37.68%
2011	0.45% to 2.10%	13,260	9.41 to 9.30	123,904	0.00%	-5.93% to -6.97%	****
VP Bull (PROBL)
2012	0.45% to 2.45%	1,418,158	11.77 to 11.15	16,287,866	0.00%	13.38% to 11.09%
2011	0.45% to 2.45%	755,218	10.38 to 10.04	7,677,092	0.00%	-0.45% to -2.44%
2010	0.65% to 2.45%	380,000	10.42 to 10.29	3,931,347	0.00%	4.16% to 2.91%	****
VP Consumer Goods (PROCG)
2012	0.45% to 2.45%	68,405	10.97 to 10.61	737,174	1.31%	10.36% to 8.14%
2011	0.45% to 1.90%	25,237	9.94 to 9.85	249,257	0.00%	-0.57% to -1.53%	****
VP Consumer Services (PROCS)
2012	0.85% to 2.40%	94,015	11.70 to 11.40	1,087,057	0.00%	21.06% to 19.16%
2011	0.45% to 2.35%	56,622	9.69 to 9.57	544,622	0.00%	-3.08% to -4.31%	****
VP Emerging Markets (PROEM)
2012	0.45% to 2.45%	576,322	9.39 to 8.90	5,280,262	0.99%	6.09% to 3.95%
2011	0.45% to 2.10%	368,467	8.85 to 8.61	3,210,925	0.00%	-20.06% to -21.39%
2010	0.45% to 2.15%	620,286	11.08 to 10.95	6,824,975	0.00%	10.76% to 9.50%	****
VP Europe 30 (PROE30)
2012	0.45% to 2.35%	185,175	11.22 to 10.66	2,032,880	1.09%	16.07% to 13.85%
2011	1.15% to 2.00%	17,266	9.55 to 9.42	163,319	0.61%	-9.93% to -10.68%
2010	0.65% to 2.00%	12,935	10.64 to 10.55	136,766	1.01%	6.44% to 5.47%	****
VP Financials (PROFIN)
2012	1.15% to 2.45%	64,514	10.21 to 9.99	652,782	0.22%	23.29% to 21.67%
2011	1.15% to 2.10%	19,538	8.28 to 8.23	161,225	0.00%	-17.17% to -17.70%	****
VP Health Care (PROHC)
2012	1.15% to 2.50%	113,070	11.15 to 10.90	1,251,835	0.33%	16.05% to 14.46%
2011	0.45% to 1.90%	54,929	9.66 to 9.56	526,815	0.00%	-3.43% to -4.37%	****
VP Industrials (PROIND)
2012	0.45% to 2.45%	196,512	10.12 to 9.79	1,948,860	0.33%	15.28% to 12.96%
2011	0.45% to 2.35%	96,626	8.78 to 8.67	841,929	0.00%	-12.18% to -13.30%	****
VP International (PROINT)
2012	0.45% to 2.45%	320,958	10.75 to 10.19	3,347,319	0.00%	15.41% to 13.09%
2011	0.45% to 2.10%	262,523	9.32 to 9.06	2,404,795	0.00%	-14.72% to -16.14%
2010	0.65% to 2.15%	235,682	10.91 to 10.80	2,559,042	0.00%	9.09% to 8.00%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Internet (PRONET)
2012	1.15% to 2.15%	51,684	$10.02 to $ 9.85	$514,948	0.00%	18.38% to 17.18%
2011	0.85% to 2.10%	9,841	8.48 to 8.41	83,166	0.00%	-15.16% to -15.87%	****
VP Japan (PROJP)
2012	0.45% to 2.15%	152,930	8.91 to 8.51	1,317,530	0.00%	22.40% to 20.30%
2011	0.45% to 2.10%	34,406	7.28 to 7.08	246,466	0.00%	-18.91% to -20.25%
2010	1.15% to 2.00%	55,182	8.93 to 8.88	492,305	0.00%	-10.66% to -11.21%	****
VP NASDAQ-100 (PRON)
2012	0.45% to 2.45%	385,195	12.66 to 12.00	4,763,244	0.00%	15.71% to 13.38%
2011	0.45% to 2.45%	244,301	10.95 to 10.58	2,628,101	0.00%	1.00% to -1.03%
2010	1.15% to 2.45%	132,411	10.79 to 10.69	1,422,920	0.00%	7.87% to 6.92%	****
VP Oil and Gas (PROOG)
2012	0.45% to 2.45%	311,471	11.61 to 11.00	3,516,237	0.09%	2.43% to 0.37%
2011	0.45% to 2.35%	291,332	11.33 to 10.98	3,242,585	0.18%	1.79% to -0.15%
2010	1.15% to 2.45%	539,567	11.08 to 10.99	5,964,352	0.00%	10.82% to 9.85%	****
VP Pharmaceuticals (PROPHR)
2012	0.45% to 2.45%	94,784	11.64 to 11.25	1,085,763	0.92%	11.35% to 9.11%
2011	0.45% to 2.35%	284,915	10.45 to 10.32	2,958,723	0.00%	4.54% to 3.22%	****
VP Precious Metals (PROPM)
2012	0.45% to 2.45%	410,943	7.09 to 6.85	2,862,803	0.00%	-14.93% to -16.65%
2011	0.45% to 2.30%	386,534	8.33 to 8.23	3,198,717	0.00%	-16.69% to -17.72%	****
VP Real Estate (PRORE)
2012	0.45% to 2.50%	307,573	10.88 to 10.51	3,286,004	2.70%	16.64% to 14.24%
2011	0.45% to 2.50%	45,390	9.33 to 9.20	420,467	0.00%	-6.71% to -7.99%	****
VP Rising Rates Opportunity (PRORRO)
2012	0.45% to 2.45%	174,521	5.10 to 4.84	864,364	0.00%	-7.35% to -9.22%
2011	1.15% to 2.10%	93,888	5.45 to 5.36	508,047	0.00%	-38.22% to -38.81%
2010	0.45% to 2.45%	285,625	8.86 to 8.74	2,515,908	0.00%	-11.44% to -12.63%	****
VP Semiconductor (PROSCN)
2012	0.45% to 1.65%	13,309	8.45 to 8.28	110,521	0.32%	-4.60% to -5.75%
2011	1.35% to 1.90%	14,743	8.81 to 8.78	129,655	0.00%	-11.91% to -12.24%	****
VP Short Emerging Markets (PROSEM)
2012	1.15% to 2.30%	63,269	7.84 to 7.60	491,393	0.00%	-14.05% to -15.05%
2011	1.15% to 2.45%	87,819	9.13 to 8.93	794,238	0.00%	9.39% to 7.96%
2010	1.15% to 2.10%	40,731	8.34 to 8.29	338,364	0.00%	-16.57% to -17.11%	****
VP Short International (PROSIN)
2012	1.15% to 2.30%	58,276	6.79 to 6.58	390,351	0.00%	-21.08% to -22.00%
2011	1.15% to 2.50%	162,410	8.60 to 8.41	1,382,717	0.00%	0.63% to -0.73%
2010	1.15% to 2.10%	2,950	8.55 to 8.49	25,147	0.00%	-14.53% to -15.08%	****
VP Short NASDAQ-100 (PROSN)
2012	1.15% to 2.30%	81,510	6.17 to 5.98	494,350	0.00%	-19.73% to -20.67%
2011	1.15% to 2.45%	72,310	7.68 to 7.52	549,135	0.00%	-11.50% to -12.66%
2010	1.15% to 2.15%	90,870	8.68 to 8.62	786,558	0.00%	-13.17% to -13.75%	****
VP Technology (PROTEC)
2012	0.45% to 2.30%	190,108	10.24 to 9.93	1,912,005	0.00%	9.81% to 7.77%
2011	0.45% to 2.35%	107,196	9.33 to 9.21	992,449	0.00%	-6.71% to -7.89%	****
VP Telecommunications (PROTEL)
2012	1.15% to 2.15%	363,734	10.97 to 10.79	3,982,906	0.12%	15.17% to 14.01%
2011	0.45% to 1.65%	3,690	9.57 to 9.50	35,094	0.00%	-4.27% to -5.04%	****
VP U.S. Government Plus (PROGVP)
2012	0.45% to 2.15%	211,249	15.22 to 14.53	3,136,876	0.00%	0.52% to -1.20%
2011	0.45% to 2.45%	221,028	15.14 to 14.64	3,284,785	0.13%	42.87% to 40.00%
2010	1.15% to 2.10%	195,289	10.55 to 10.48	2,057,018	0.30%	5.45% to 4.78%	****
VP UltraNASDAQ-100 (PROUN)
2012	0.45% to 2.45%	92,860	14.99 to 14.20	1,354,071	0.00%	33.15% to 30.47%
2011	0.45% to 2.15%	161,850	11.26 to 10.94	1,790,643	0.00%	-1.64% to -3.31%
2010	0.65% to 2.45%	54,992	11.43 to 11.29	625,052	0.00%	14.33% to 12.95%	****
VP Utilities (PROUTL)
2012	0.45% to 2.50%	163,570	10.84 to 10.47	1,734,505	1.99%	-0.31% to -2.37%
2011	0.85% to 2.50%	154,187	10.85 to 10.73	1,663,626	0.00%	8.49% to 7.29%	****
Global Managed Futures Strategy (RVMFU)
2012	0.45% to 2.55%	506,656	7.18 to 6.58	3,479,836	0.00%	-11.60% to -13.48%
2011	0.45% to 2.55%	884,949	8.12 to 7.61	6,966,058	0.00%	-9.04% to -10.95%
2010	0.45% to 2.55%	855,936	8.93 to 8.54	7,479,850	0.00%	-3.97% to -6.00%
2009	0.45% to 2.90%	1,649,444	9.30 to 9.05	15,154,726	0.00%	-4.45% to -6.82%
2008	1.15% to 2.15%	193,966	9.72	1,885,881	0.00%	-2.76% to -2.81%	****
Variable Fund - All-Asset Aggressive Strategy (RVAAS)
2012	0.45% to 2.30%	51,471	11.18 to 10.64	557,054	1.09%	12.13% to 10.04%
2011	0.45% to 2.50%	58,543	9.97	572,088	0.34%	-4.72%
2010	1.15% to 2.50%	445,037	10.42	4,622,028	1.52%	4.17%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Fund - All Asset Conservative Strategy (RVACS)
2012	0.45% to 2.25%	274,533	$10.80 to $ 10.29	$2,899,591	1.83%	7.22% to 5.28%
2011	0.45% to 2.25%	192,189	10.07 to 9.77	1,906,307	0.29%	-1.75% to -3.52%
2010	1.15% to 2.25%	292,601	10.20 to 10.13	2,979,398	2.95%	2.02% to 1.26%	****
Variable Fund - All-Asset Moderate Strategy (RVAMS)
2012	0.45% to 2.30%	381,412	10.81 to 10.28	4,020,875	1.52%	9.53% to 7.49%
2011	0.45% to 2.30%	431,152	9.87 to 9.57	4,190,316	0.35%	-3.24% to -5.04%
2010	1.15% to 2.30%	460,683	10.15 to 10.07	4,669,700	2.52%	1.52% to 0.74%	****
Variable Fund - U.S. Long Short Momentum (RSRF)
2012	0.45% to 2.55%	594,453	8.85 to 8.92	7,197,791	0.00%	3.96% to 1.76%
2011	0.45% to 2.55%	738,378	8.52 to 8.77	8,530,419	0.00%	-6.98% to -8.94%
2010	0.45% to 2.55%	945,398	9.15 to 9.63	11,834,837	0.00%	10.71% to 8.37%
2009	0.45% to 2.90%	1,646,126	8.27 to 10.27	19,107,329	0.08%	26.72% to 23.42%
2008	0.80% to 2.90%	2,101,946	6.49 to 8.32	19,467,186	0.00%	-41.21% to -42.50%
Variable Fund - CLS AdvisorOne Amerigo (RVAMR)
2012	0.45% to 2.50%	1,064,254	9.94 to 9.42	10,631,772	0.00%	13.19% to 10.86%
2011	0.45% to 2.50%	1,278,798	8.78 to 8.49	11,397,397	0.00%	-7.72% to -9.61%
2010	0.45% to 2.50%	1,384,728	9.52 to 9.40	13,531,612	0.10%	14.62% to 12.26%
2009	0.45% to 2.50%	1,152,844	8.30 to 8.35	9,893,619	0.98%	38.78% to 35.71%
2008	0.45% to 2.90%	1,041,892	5.98 to 6.10	6,552,835	0.41%	-43.35% to -44.80%
Variable Trust - Banking Fund (RBKF)
2012	0.45% to 2.50%	584,843	5.06 to 4.15	3,684,231	0.24%	23.66% to 21.11%
2011	0.45% to 2.45%	158,278	4.09 to 3.43	833,475	0.23%	-22.58% to -24.13%
2010	0.65% to 2.45%	400,518	5.25 to 4.53	2,746,122	0.91%	12.30% to 10.27%
2009	1.15% to 2.45%	292,935	6.31 to 5.63	1,815,371	3.49%	-4.55% to -6.11%
2008	0.80% to 2.90%	2,475,430	4.86 to 4.25	15,764,043	0.22%	-41.64% to -43.04%
Variable Trust - Basic Materials Fund (RBMF)
2012	0.45% to 2.50%	317,742	10.82 to 12.72	7,003,662	0.00%	10.22% to 7.95%
2011	0.45% to 2.50%	329,769	9.81 to 11.78	6,616,439	0.00%	-16.83% to -18.55%
2010	0.45% to 2.50%	799,928	11.80 to 14.46	19,506,692	0.56%	26.10% to 23.51%
2009	0.45% to 2.85%	1,278,562	9.36 to 14.80	24,972,245	0.29%	54.76% to 50.76%
2008	0.45% to 2.45%	541,731	6.05 to 12.07	6,959,272	0.18%	-45.64% to -46.77%
Variable Fund - CLS AdvisorOne Select Allocation (RVBER)
2012	0.45% to 2.50%	803,979	10.20 to 9.07	7,703,594	1.12%	11.91% to 9.60%
2011	0.45% to 2.50%	912,603	9.12 to 8.27	7,900,607	1.59%	-4.64% to -6.60%
2010	1.15% to 2.50%	863,401	9.32 to 8.86	7,931,016	1.82%	12.44% to 10.91%
2009	0.65% to 2.50%	595,725	8.40 to 7.97	4,864,031	2.92%	34.91% to 32.20%
2008	0.80% to 2.90%	371,153	6.21 to 5.99	2,273,127	1.10%	-42.60% to -43.87%
Variable Trust - Biotechnology Fund (RBF)
2012	0.45% to 2.50%	442,089	18.17 to 14.01	6,648,173	0.00%	35.37% to 32.58%
2011	0.45% to 2.50%	511,648	13.43 to 10.57	5,736,404	0.00%	10.09% to 7.83%
2010	0.45% to 2.50%	400,924	12.20 to 9.80	4,139,904	0.00%	10.20% to 7.94%
2009	0.80% to 2.50%	674,210	10.97 to 8.51	6,240,698	0.00%	17.39% to 15.37%
2008	0.65% to 2.90%	3,205,648	9.37 to 9.33	25,300,919	0.00%	-12.35% to -14.36%
Variable Fund - CLS AdvisorOne Clermont (RVCLR)
2012	0.45% to 2.50%	1,398,310	10.57 to 9.60	14,164,565	1.63%	10.29% to 8.01%
2011	0.45% to 2.50%	1,041,864	9.58 to 8.89	9,680,693	1.86%	-0.73% to -2.76%
2010	0.45% to 2.50%	846,387	9.65 to 9.14	8,075,221	1.80%	10.49% to 8.21%
2009	0.65% to 2.45%	775,677	8.69 to 8.45	6,762,244	3.86%	21.79% to 19.49%
2008	0.80% to 2.90%	175,719	7.12 to 7.00	1,265,177	0.56%	-30.63% to -32.15%
Variable Trust - Commodities Strategy Fund (RVCMD)
2012	0.45% to 2.55%	929,892	6.59 to 5.46	4,541,338	0.00%	-1.85% to -3.93%
2011	0.45% to 2.55%	1,163,910	6.72 to 5.68	5,828,149	7.57%	-7.06% to -9.02%
2010	0.45% to 2.55%	1,715,037	7.23 to 6.24	9,325,565	0.00%	7.54% to 5.28%
2009	0.45% to 2.90%	3,091,102	6.72 to 4.76	15,641,976	1.95%	11.06% to 7.79%
2008	0.45% to 2.90%	2,197,097	6.05 to 4.42	10,151,821	1.91%	-49.25% to -50.49%
Variable Trust - Consumer Products Fund (RCPF)
2012	0.45% to 2.50%	382,444	14.01 to 14.31	7,652,079	1.19%	8.56% to 6.31%
2011	0.45% to 2.50%	453,809	12.91 to 13.46	8,549,906	1.57%	13.25% to 10.93%
2010	0.65% to 2.50%	374,739	11.32 to 12.13	6,296,929	1.13%	16.52% to 14.35%
2009	0.65% to 2.85%	906,887	9.71 to 11.31	13,001,271	1.87%	18.34% to 15.65%
2008	0.45% to 2.90%	1,447,943	8.23 to 8.66	17,640,235	0.21%	-23.73% to -25.64%
Variable Trust - Dow 2x Strategy Fund (RVLDD)
2012	0.45% to 2.50%	633,796	7.86 to 9.23	6,909,061	0.00%	16.62% to 14.21%
2011	0.45% to 2.50%	1,088,961	6.74 to 8.08	10,208,263	0.00%	8.60% to 6.37%
2010	0.65% to 2.50%	865,504	6.16 to 7.60	7,533,276	0.56%	23.78% to 21.47%
2009	1.15% to 2.45%	1,297,103	7.24 to 6.68	9,238,924	0.00%	35.30% to 32.87%
2008	0.80% to 2.90%	3,022,231	3.65 to 4.63	15,820,875	1.87%	-62.02% to -62.93%

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Fund - DWA Flexible Allocation (RVDFA)
2012	0.45% to 2.50%	1,212,032	$8.86 to $ 8.38	$10,441,756	0.00%	1.65% to -0.45%
2011	0.45% to 2.50%	1,858,221	8.72 to 8.42	15,904,667	0.39%	-11.54% to -13.36%
2010	1.00% to 2.50%	2,129,161	9.82 to 9.72	20,832,375	0.00%	-1.82% to -2.81%	****
Variable Fund - DWA Sector Rotation (RVDSR)
2012	0.45% to 2.50%	1,578,196	9.19 to 8.69	14,127,817	0.00%	3.37% to 1.23%
2011	0.45% to 2.50%	2,618,123	8.89 to 8.59	22,892,659	0.14%	-7.73% to -9.63%
2010	0.45% to 2.50%	3,695,517	9.63 to 9.50	35,366,276	0.00%	-3.68% to -5.00%	****
Variable Trust - Electronics Fund (RELF)
2012	1.15% to 2.50%	298,819	7.01 to 5.93	2,056,409	0.00%	-0.16% to -1.48%
2011	1.15% to 2.50%	274,559	7.02 to 6.02	1,890,025	0.00%	-17.45% to -18.57%
2010	0.45% to 2.50%	687,060	8.39 to 7.39	5,727,179	0.00%	9.06% to 6.82%
2009	0.65% to 2.85%	2,106,765	7.66 to 5.17	16,009,254	0.00%	70.73% to 66.75%
2008	0.80% to 2.40%	106,957	4.47 to 4.21	485,237	0.00%	-50.51% to -51.42%
Variable Trust - Energy Fund (RENF)
2012	0.45% to 2.50%	384,516	9.52 to 10.36	8,364,527	0.00%	1.94% to -0.16%
2011	0.45% to 2.50%	431,951	9.34 to 10.38	9,292,765	0.00%	-6.27% to -8.20%
2010	0.45% to 2.50%	604,777	9.97 to 11.31	14,110,519	0.42%	18.52% to 16.08%
2009	0.45% to 2.85%	918,673	8.41 to 16.82	18,118,995	0.00%	37.88% to 34.26%
2008	0.45% to 2.45%	637,157	6.10 to 13.60	9,294,850	0.00%	-46.28% to -47.38%
Variable Trust - Energy Services Fund (RESF)
2012	0.45% to 2.45%	241,614	8.33 to 9.57	5,828,967	0.00%	-0.05% to -2.06%
2011	0.45% to 2.50%	331,307	8.33 to 9.74	8,167,424	0.00%	-9.70% to -11.56%
2010	0.45% to 2.50%	588,785	9.23 to 11.02	16,225,485	0.00%	25.48% to 22.90%
2009	0.45% to 2.85%	1,013,485	7.36 to 13.78	22,332,285	0.00%	61.69% to 57.29%
2008	0.45% to 2.90%	639,951	4.55 to 7.78	8,884,329	0.00%	-57.79% to -58.86%
Variable Trust - Europe 1.25x Strategy Fund (RLCE)
2012	0.45% to 2.15%	724,600	5.74 to 10.88	6,751,752	1.30%	21.11% to 19.04%
2011	0.45% to 2.00%	226,240	4.74 to 7.75	1,847,382	0.00%	-15.52% to -16.83%
2010	0.45% to 2.15%	316,669	5.61 to 11.01	3,118,650	1.08%	-11.18% to -12.69%
2009	0.80% to 2.85%	822,161	6.26 to 9.48	9,108,319	2.89%	34.57% to 31.35%
2008	1.15% to 2.35%	843,627	8.53 to 7.82	7,068,608	0.49%	-55.38% to -56.01%
Variable Trust - Financial Services Fund (RFSF)
2012	0.45% to 2.50%	545,150	6.48 to 5.69	4,530,810	0.20%	22.13% to 19.61%
2011	1.15% to 2.50%	450,938	7.07 to 4.76	3,123,398	0.07%	-15.90% to -17.05%
2010	1.15% to 2.50%	608,405	8.41 to 5.73	5,017,774	0.59%	13.05% to 11.51%
2009	0.80% to 2.85%	2,028,811	5.45 to 5.96	14,546,205	2.08%	18.72% to 15.94%
2008	1.15% to 2.35%	654,279	6.30 to 5.77	4,044,436	0.00%	-48.64% to -49.40%
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
2012	0.45% to 2.55%	587,510	17.09 to 14.39	10,996,570	0.78%	2.54% to 0.37%
2011	0.45% to 2.55%	1,104,597	16.67 to 14.34	20,076,897	2.05%	40.85% to 37.89%
2010	0.45% to 2.55%	657,160	11.83 to 10.40	8,797,254	2.54%	9.61% to 7.30%
2009	0.45% to 2.90%	1,282,305	10.79 to 9.43	15,740,365	2.19%	-31.85% to -33.53%
2008	0.80% to 2.90%	1,869,412	15.76 to 14.18	34,074,962	2.82%	43.67% to 40.71%
Variable Trust - Health Care Fund (RHCF)
2012	0.45% to 2.50%	528,331	12.21 to 11.14	7,252,714	0.00%	16.64% to 14.23%
2011	0.45% to 2.50%	520,632	10.47 to 9.76	6,223,554	0.00%	4.22% to 2.08%
2010	0.65% to 2.50%	491,192	9.98 to 9.56	5,689,049	0.22%	6.07% to 4.10%
2009	0.45% to 2.85%	1,509,956	9.45 to 11.01	16,388,238	0.00%	24.09% to 21.02%
2008	0.80% to 2.90%	2,444,993	7.58 to 8.33	21,619,236	0.00%	-25.46% to -27.09%
Variable Trust - Internet Fund (RINF)
2012	0.45% to 2.50%	185,142	11.70 to 11.49	3,319,461	0.00%	18.79% to 16.34%
2011	0.85% to 2.50%	221,146	9.67 to 9.88	3,358,860	0.00%	-12.67% to -14.12%
2010	0.45% to 2.50%	611,617	11.23 to 11.50	10,693,886	0.00%	20.23% to 17.76%
2009	0.45% to 2.85%	1,463,762	9.34 to 14.34	21,063,351	0.00%	65.11% to 61.02%
2008	0.80% to 2.40%	76,853	5.63 to 8.37	692,546	0.00%	-45.32% to -46.28%
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
2012	1.15% to 2.50%	1,663,040	2.03 to 2.25	3,259,130	0.00%	-23.35% to -24.40%
2011	1.15% to 2.50%	1,321,652	2.65 to 2.97	3,391,507	0.00%	-27.91% to -28.89%
2010	0.45% to 2.35%	2,035,747	6.17 to 3.39	7,402,878	0.00%	-30.60% to -31.93%
2009	0.65% to 2.45%	1,494,684	8.85 to 4.95	7,772,810	0.00%	-45.01% to -46.02%
2008	0.65% to 2.45%	499,333	16.09 to 9.17	4,788,981	0.37%	59.79% to 57.04%
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
2012	0.45% to 2.50%	869,975	4.25 to 4.06	3,218,671	0.00%	-6.62% to -8.55%
2011	0.45% to 2.15%	734,014	4.55 to 3.86	2,853,886	0.00%	-30.75% to -31.93%
2010	1.15% to 2.45%	1,192,824	5.77 to 6.56	6,761,742	0.00%	-13.81% to -14.95%
2009	0.65% to 2.45%	1,665,991	7.54 to 6.12	10,920,647	0.00%	18.64% to 16.39%
2008	0.65% to 2.15%	747,249	6.36 to 5.35	4,190,087	0.36%	-30.66% to -31.75%

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
2012	1.15% to 2.15%	163,777	$3.39 to $ 3.11	$532,489	0.00%	-19.30% to -20.12%
2011	1.15% to 2.45%	212,941	4.20 to 5.13	874,985	0.00%	-8.40% to -9.60%
2010	1.15% to 2.30%	283,512	4.59 to 4.24	1,272,342	0.00%	-26.15% to -27.01%
2009	1.15% to 2.10%	234,253	6.21 to 5.88	1,418,650	0.00%	-36.02% to -36.66%
2008	0.80% to 2.85%	424,757	13.48 to 8.95	4,030,502	0.99%	33.35% to 30.68%
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
2012	0.45% to 2.15%	1,229,953	4.70 to 2.47	2,556,769	0.00%	-19.01% to -20.40%
2011	1.00% to 2.45%	846,407	5.66 to 4.81	2,106,354	0.00%	-10.97% to -12.27%
2010	1.00% to 2.15%	1,332,478	6.36 to 3.52	3,766,653	0.00%	-22.06% to -22.96%
2009	1.15% to 2.15%	2,220,914	3.66 to 3.35	7,954,958	0.13%	-40.77% to -41.39%
2008	1.15% to 2.15%	627,733	6.18 to 5.72	3,805,228	0.27%	46.32% to 44.91%
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
2012	0.45% to 2.50%	353,496	4.55 to 3.86	1,111,165	0.00%	-18.52% to -20.21%
2011	0.45% to 2.50%	669,629	5.58 to 4.84	2,579,323	0.00%	-8.03% to -9.92%
2010	0.45% to 2.10%	831,180	6.07 to 4.05	3,652,201	0.00%	-27.95% to -29.15%
2009	1.15% to 2.15%	1,031,856	6.04 to 5.70	6,121,445	0.00%	-33.63% to -34.33%
2008	0.45% to 2.20%	329,174	12.61 to 8.65	2,961,396	0.77%	24.13% to 22.04%
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
2012	0.45% to 2.50%	1,072,355	6.24 to 5.10	4,048,971	0.00%	-17.35% to -19.06%
2011	0.45% to 2.50%	1,195,966	7.55 to 6.30	5,557,221	0.00%	-9.45% to -11.31%
2010	0.45% to 2.40%	1,905,883	8.33 to 4.84	9,868,136	0.00%	-17.33% to -18.95%
2009	1.15% to 2.45%	2,056,718	6.44 to 5.77	12,993,359	0.00%	-28.38% to -29.32%
2008	1.15% to 2.45%	839,808	9.00 to 8.16	7,388,507	0.18%	37.65% to 35.94%
Variable Trust - Japan 2x Strategy Fund (RLCJ)
2012	1.15% to 2.00%	246,456	8.86 to 8.04	2,124,721	0.00%	18.72% to 17.70%
2011	0.45% to 2.00%	124,422	6.08 to 6.83	909,194	0.00%	-29.26% to -30.37%
2010	0.45% to 2.00%	383,490	8.60 to 9.81	3,956,633	0.00%	15.20% to 13.49%
2009	0.80% to 2.50%	371,247	7.40 to 8.27	3,353,068	0.35%	22.69% to 20.42%
2008	0.65% to 2.90%	677,085	6.05 to 7.04	5,044,057	0.37%	-33.41% to -35.03%
Variable Trust - Leisure Fund (RLF)
2012	0.45% to 2.50%	283,744	11.01 to 10.70	5,168,194	0.00%	20.77% to 18.28%
2011	0.45% to 2.50%	271,172	9.12 to 9.05	4,150,612	0.00%	1.99% to -0.10%
2010	0.45% to 2.50%	482,219	8.94 to 9.06	7,280,301	0.07%	29.76% to 27.09%
2009	0.80% to 2.85%	921,523	6.83 to 8.19	10,658,549	0.00%	35.63% to 32.54%
2008	1.15% to 2.45%	50,985	8.95 to 8.14	447,214	0.00%	-49.68% to -50.44%
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
2012	0.45% to 2.50%	321,813	10.24 to 9.74	6,437,591	0.00%	23.77% to 21.21%
2011	0.45% to 2.50%	265,722	8.27 to 8.03	4,354,258	0.00%	-8.01% to -9.90%
2010	0.45% to 2.50%	552,427	8.99 to 8.92	10,223,461	0.00%	36.93% to 34.12%
2009	1.15% to 2.50%	442,029	14.22 to 12.67	6,122,243	0.05%	50.64% to 48.14%
2008	0.80% to 2.90%	837,538	4.31 to 5.25	7,756,084	0.00%	-55.20% to -56.25%
Variable Fund - Multi-Hedge Strategies (RVARS)
2012	0.45% to 2.55%	901,230	8.69 to 8.03	7,991,268	0.68%	1.76% to -0.39%
2011	0.45% to 2.55%	676,240	8.54 to 8.06	5,936,147	0.00%	2.92% to 0.75%
2010	0.45% to 2.55%	714,090	8.30 to 8.00	6,167,122	0.00%	5.70% to 3.48%
2009	0.80% to 2.90%	1,449,094	7.79 to 7.77	11,878,433	1.16%	-4.06% to -6.17%
2008	0.80% to 2.90%	2,285,393	8.11 to 8.29	19,728,175	0.49%	-19.37% to -21.11%
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
2012	0.45% to 2.50%	458,586	11.63 to 11.97	5,970,633	0.00%	33.52% to 30.77%
2011	0.45% to 2.45%	514,544	8.71 to 9.18	5,033,949	0.00%	-1.12% to -3.10%
2010	0.45% to 2.50%	952,362	8.81 to 9.45	9,411,024	0.00%	36.28% to 33.48%
2009	0.80% to 2.50%	1,317,022	6.41 to 6.67	9,671,360	0.00%	116.06% to 111.51%
2008	0.80% to 2.90%	2,777,616	2.97 to 3.56	9,530,939	0.16%	-72.82% to -73.49%
Variable Trust - NASDAQ-100(R) Fund (ROF)
2012	0.45% to 2.55%	436,120	12.97 to 12.84	7,425,414	0.00%	16.24% to 13.79%
2011	0.45% to 2.55%	435,810	11.16 to 11.28	6,569,631	0.00%	1.71% to -0.43%
2010	0.45% to 2.55%	719,153	10.97 to 11.33	10,918,017	0.00%	17.95% to 15.47%
2009	0.45% to 2.90%	1,034,035	9.30 to 10.15	13,364,511	0.00%	51.32% to 47.46%
2008	0.80% to 2.45%	581,368	6.11 to 8.05	5,040,754	0.12%	-42.38% to -43.39%
Variable Trust - Nova Fund (RNF)
2012	0.45% to 2.55%	841,905	8.55 to 8.63	9,379,489	0.00%	21.69% to 19.12%
2011	0.45% to 2.55%	1,040,432	7.03 to 7.24	9,596,287	0.05%	-1.61% to -3.68%
2010	0.45% to 2.55%	1,293,811	7.14 to 7.52	12,255,667	0.23%	19.43% to 16.91%
2009	0.80% to 2.90%	2,832,370	5.93 to 6.76	22,327,953	1.02%	34.42% to 31.16%
2008	0.80% to 2.90%	2,615,083	4.41 to 5.15	15,360,297	0.34%	-54.84% to -55.90%

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust - Precious Metals Fund (RPMF)
2012	0.45% to 2.50%	885,640	$10.48 to $ 10.24	$19,661,667	0.00%	-4.53% to -6.50%
2011	0.45% to 2.50%	1,056,256	10.97 to 10.96	24,363,086	0.06%	-24.50% to -26.05%
2010	0.45% to 2.50%	1,736,396	14.53 to 14.82	54,691,917	0.00%	37.46% to 34.63%
2009	0.45% to 2.85%	1,749,261	10.57 to 15.11	41,188,189	0.00%	48.57% to 44.84%
2008	0.45% to 2.85%	1,769,536	7.12 to 10.43	28,379,283	0.00%	-38.84% to -40.38%
Variable Trust - Real Estate Fund (RREF)
2012	0.45% to 2.50%	680,026	10.17 to 9.06	12,388,116	1.15%	17.81% to 15.38%
2011	0.45% to 2.50%	526,180	8.63 to 7.86	8,271,602	2.30%	1.81% to -0.29%
2010	0.45% to 2.50%	891,868	8.48 to 7.88	14,023,773	1.52%	24.30% to 21.75%
2009	0.45% to 2.85%	1,585,824	6.82 to 10.64	20,047,664	3.00%	24.70% to 21.33%
2008	0.80% to 2.85%	882,234	5.44 to 8.77	9,127,867	0.54%	-42.11% to -43.42%
Variable Trust - Retailing Fund (RRF)
2012	1.15% to 2.50%	162,131	18.29 to 11.66	2,891,298	0.00%	15.43% to 13.85%
2011	0.45% to 2.50%	449,160	11.14 to 10.24	6,881,946	0.00%	4.83% to 2.67%
2010	1.00% to 2.50%	429,272	10.43 to 9.98	6,365,320	0.00%	23.89% to 22.01%
2009	0.45% to 2.85%	942,391	8.53 to 9.24	11,098,945	0.00%	43.57% to 40.04%
2008	0.65% to 2.85%	1,375,393	5.93 to 6.60	11,397,360	0.00%	-33.38% to -34.96%
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
2012	0.45% to 2.50%	279,441	8.96 to 8.09	4,500,142	0.00%	21.55% to 19.04%
2011	0.45% to 2.50%	336,537	7.37 to 6.80	4,364,860	0.00%	-12.58% to -14.38%
2010	0.45% to 2.50%	533,873	8.44 to 7.94	8,237,200	0.00%	37.23% to 34.41%
2009	0.80% to 2.50%	403,619	6.09 to 10.40	4,574,267	0.00%	32.25% to 29.58%
2008	0.65% to 2.90%	956,562	4.62 to 5.29	8,283,723	0.18%	-51.68% to -52.89%
Variable Trust - S&P 500 2x Strategy Fund (RTF)
2012	0.45% to 2.50%	582,339	6.93 to 7.21	5,226,163	0.00%	28.80% to 26.15%
2011	0.45% to 2.50%	1,396,743	5.38 to 5.72	10,087,308	0.00%	-4.38% to -6.35%
2010	1.15% to 2.50%	1,486,798	7.77 to 6.10	11,351,949	0.00%	24.03% to 22.34%
2009	0.45% to 2.45%	1,557,121	4.50 to 5.57	9,485,792	0.47%	45.72% to 41.98%
2008	1.15% to 2.45%	3,510,537	4.33 to 3.92	14,914,874	0.00%	-68.35% to -68.89%
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
2012	0.45% to 2.50%	1,437,364	12.31 to 11.26	18,360,948	0.00%	12.80% to 10.47%
2011	0.45% to 2.50%	1,364,526	10.92 to 10.19	15,651,318	0.00%	-1.53% to -3.56%
2010	0.45% to 2.50%	1,651,539	11.09 to 10.57	19,524,177	0.00%	24.47% to 21.91%
2009	0.80% to 2.85%	1,732,122	8.83 to 8.81	16,455,478	0.00%	46.06% to 42.88%
2008	0.80% to 2.90%	862,172	6.05 to 6.08	5,672,872	0.00%	-40.31% to -41.64%
Variable Trust - S&P 500 Pure Value Fund (RVLCV)
2012	0.45% to 2.50%	1,057,510	10.02 to 9.94	13,120,094	0.39%	21.68% to 19.17%
2011	0.45% to 2.50%	1,398,503	8.24 to 8.35	14,524,395	0.02%	-3.60% to -5.59%
2010	0.45% to 2.45%	1,501,383	8.55 to 10.32	16,526,954	0.62%	19.77% to 17.53%
2009	0.45% to 2.85%	1,825,662	7.14 to 8.58	16,830,155	3.47%	50.58% to 46.61%
2008	0.80% to 2.90%	729,421	4.71 to 5.33	4,552,990	1.11%	-49.07% to -50.26%
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
2012	0.45% to 2.50%	995,696	15.28 to 13.78	18,018,082	0.00%	15.53% to 13.15%
2011	0.45% to 2.50%	670,396	13.22 to 12.17	10,603,297	0.00%	-1.10% to -3.14%
2010	0.45% to 2.50%	1,676,122	13.37 to 12.57	27,190,047	0.00%	31.98% to 29.27%
2009	0.45% to 2.85%	2,315,874	10.13 to 11.50	28,587,758	0.00%	56.11% to 52.24%
2008	0.45% to 2.90%	629,723	6.49 to 7.11	5,081,722	0.00%	-36.43% to -38.06%
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
2012	0.45% to 2.30%	483,777	10.42 to 12.98	6,630,169	0.00%	16.46% to 14.29%
2011	0.45% to 2.30%	1,362,882	8.95 to 11.35	16,294,604	0.00%	-7.57% to -9.28%
2010	0.45% to 2.30%	371,676	9.68 to 12.52	4,896,712	0.48%	19.59% to 17.37%
2009	0.45% to 2.85%	1,560,171	8.09 to 10.31	17,283,949	1.61%	54.55% to 50.53%
2008	0.80% to 2.45%	511,572	5.21 to 6.98	3,743,691	0.00%	-44.08% to -45.10%
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
2012	0.45% to 2.45%	870,994	11.96 to 10.97	12,741,235	0.00%	10.11% to 7.89%
2011	0.45% to 2.45%	620,483	10.86 to 10.17	8,354,924	0.00%	3.05% to 0.98%
2010	0.45% to 2.45%	824,063	10.54 to 10.07	10,859,606	0.00%	24.84% to 22.33%
2009	0.45% to 2.65%	363,474	8.44 to 8.17	3,894,271	0.00%	33.37% to 30.42%
2008	0.45% to 2.90%	805,732	6.33 to 6.63	6,530,777	0.00%	-34.61% to -36.30%
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
2012	0.45% to 2.50%	498,760	10.27 to 9.15	6,290,002	0.00%	19.84% to 17.36%
2011	0.45% to 2.45%	541,995	8.57 to 7.82	5,824,859	0.00%	-9.85% to -11.66%
2010	0.45% to 2.45%	474,756	9.51 to 11.28	5,747,110	0.00%	24.54% to 22.19%
2009	0.45% to 2.65%	586,636	7.64 to 7.20	5,738,325	0.76%	61.54% to 57.97%
2008	0.80% to 2.90%	920,313	4.70 to 5.04	5,629,689	0.95%	-43.95% to -45.26%

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
2012	1.00% to 2.30%	567,154	$6.61 to $ 5.28	$3,204,951	0.00%	-7.22% to -8.44%
2011	0.45% to 2.45%	465,951	7.30 to 5.65	2,839,577	0.00%	-4.69% to -6.60%
2010	1.00% to 2.45%	430,980	7.52 to 6.05	2,774,400	0.00%	-5.46% to -6.85%
2009	1.15% to 2.45%	517,155	6.95 to 6.56	3,533,630	0.00%	-16.81% to -17.91%
2008	0.80% to 2.85%	652,158	9.57 to 7.89	5,357,764	0.00%	4.72% to 2.50%
Variable Trust - Technology Fund (RTEC)
2012	0.45% to 2.50%	354,947	9.47 to 9.09	4,670,093	0.00%	11.48% to 9.18%
2011	0.45% to 2.50%	376,999	8.50 to 8.33	4,491,807	0.00%	-9.61% to -11.47%
2010	1.15% to 2.50%	790,795	13.70 to 9.41	10,514,690	0.00%	10.75% to 9.24%
2009	0.45% to 2.85%	1,623,629	8.43 to 10.28	19,356,144	0.00%	54.90% to 50.99%
2008	1.15% to 2.40%	456,034	8.04 to 7.33	3,600,906	0.00%	-46.04% to -46.79%
Variable Trust - Telecommunications Fund (RTEL)
2012	0.45% to 2.10%	119,021	6.73 to 10.79	923,565	1.56%	4.39% to 2.65%
2011	1.15% to 2.10%	281,388	7.56 to 10.51	2,092,890	0.84%	-15.38% to -16.20%
2010	1.15% to 2.10%	509,641	8.94 to 12.54	4,480,482	2.10%	13.19% to 12.11%
2009	0.65% to 2.15%	312,907	6.60 to 7.24	2,412,605	5.17%	27.85% to 25.73%
2008	0.80% to 2.40%	347,588	5.15 to 5.65	2,122,714	0.10%	-45.78% to -46.74%
Variable Trust - Transportation Fund (RTRF)
2012	0.45% to 2.50%	266,492	9.59 to 8.86	4,292,283	0.00%	17.05% to 14.64%
2011	0.45% to 2.50%	254,532	8.20 to 7.73	3,559,732	0.00%	-11.52% to -13.34%
2010	1.00% to 2.50%	443,935	9.09 to 8.92	7,080,384	0.00%	22.89% to 21.03%
2009	1.15% to 2.20%	496,725	13.42 to 12.29	6,501,690	0.62%	16.04% to 14.61%
2008	0.80% to 2.90%	1,626,125	6.38 to 7.60	18,128,427	0.00%	-25.86% to -27.51%
Variable Trust - Utilities Fund (RUTL)
2012	0.45% to 2.50%	479,076	10.58 to 11.22	5,772,558	2.30%	0.66% to -1.42%
2011	0.45% to 2.50%	801,459	10.51 to 11.38	9,654,483	1.83%	15.77% to 13.39%
2010	0.45% to 2.50%	677,177	9.08 to 10.03	7,120,416	3.27%	6.40% to 4.21%
2009	0.45% to 2.45%	684,436	8.54 to 9.12	6,772,449	2.91%	13.28% to 10.88%
2008	0.45% to 2.90%	2,807,582	7.53 to 9.13	24,479,885	0.46%	-29.89% to -31.66%
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
2012	0.45% to 2.50%	77,859	9.27 to 9.80	803,071	0.00%	0.33% to -1.74%
2011	0.45% to 2.10%	79,878	9.24 to 10.01	822,499	0.00%	-4.12% to -5.70%
2010	1.15% to 2.35%	155,516	11.17 to 10.48	1,707,547	0.00%	-6.69% to -7.83%
2009	1.15% to 2.10%	243,832	11.97 to 11.50	2,887,079	0.03%	5.38% to 4.29%
2008	1.15% to 2.15%	311,567	11.36 to 11.00	3,511,666	0.00%	-13.25% to -14.09%
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2012	0.45% to 2.50%	276,250	7.96 to 7.69	2,159,544	0.73%	2.92% to 0.79%
2011	0.45% to 2.50%	86,604	7.74 to 7.63	671,686	0.00%	-22.62% to -23.68%	****
VIP Trust - Multi-Manager Alternatives Fund: Initial Class (VWAR)
2012	1.15% to 2.15%	287,520	9.63 to 9.47	2,760,934	0.00%	0.16% to -0.85%
2011	1.15% to 1.80%	208,859	9.62 to 9.81	2,008,439	0.00%	-3.82% to -4.23%	****
Variable Insurance Portfolios - Asset Strategy (WRASP)
2012	0.45% to 2.45%	2,119,340	11.51 to 10.90	23,773,000	1.06%	18.64% to 16.25%
2011	0.45% to 2.50%	2,026,378	9.70 to 9.37	19,482,900	1.07%	-7.62% to -9.52%
2010	0.45% to 2.35%	1,623,923	10.50 to 10.37	17,158,592	0.12%	5.00% to 3.67%	****
Variable Trust: Alternative Strategies Allocation Fund (obsolete) (RVASA)
2011	1.15% to 2.35%	360,426	9.27 to 8.93	3,310,377	2.08%	-4.19% to -5.35%
2010	0.45% to 2.10%	380,558	9.81 to 9.48	3,658,591	0.32%	-1.06% to -2.70%
2009	1.15% to 2.10%	155,760	9.84 to 9.74	1,525,923	0.00%	-0.31% to -1.27%
2008	1.35% to 2.00%	7,573	9.87	74,748	2.15%	-1.27% to -1.31%	****
Global Currents Variable International All Cap Opportunity Portfolio (obsolete) (SBIEP)
2011	1.30%	8,400	10.30	86,509	8.94%	-12.74%
2010	1.30%	8,402	11.80	99,160	1.81%	2.37%
2009	1.30%	6,609	11.53	76,194	1.09%	26.94%
2008	1.30%	7,937	9.08	72,083	3.01%	-44.14%
NVIT Mid Cap Growth Fund - Class III (obsolete) (SGRF3)
2008	1.15% to 1.85%	83,241	7.56 to 7.21	620,814	0.00%	-46.72% to -47.18%
NVIT Money Market Fund II (obsolete) (SAM2)
2008	0.45% to 2.90%	34,269,411	10.22 to 10.01	352,153,977	1.16%	0.78% to -1.69%
Variable Trust: International Opportunity Fund (obsolete) (RVIRO)
2010	0.45% to 2.55%	430,229	8.20 to 7.75	3,435,470	0.62%	-1.44% to -3.52%
2009	0.45% to 2.45%	1,166,081	8.32 to 8.03	9,544,345	0.72%	29.21% to 26.43%
2008	0.80% to 2.90%	992,693	6.43 to 6.33	6,342,715	0.00%	-35.73% to -36.70%	****
Variable Trust: Multi-Cap Core Equity Fund (obsolete) (RVCEQ)
2009	0.80% to 2.90%	244,485	7.20 to 7.44	1,916,426	0.00%	25.96% to 23.10%
2008	0.80% to 2.90%	222,483	5.71 to 6.04	1,400,633	1.74%	-39.45% to -40.83%
Variable Trust: Hedged Equity Fund (obsolete) (RVHEQ)
2008	0.80% to 2.90%	1,302,678	7.59 to 7.83	10,594,467	2.15%	-24.45% to -26.10%

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Western Asset Variable Money Market Portfolio (obsolete) (SBMMP)
2009	1.30%	14,536	$13.41	$194,892	0.17%	-1.08%
2008	1.30%	6,991	13.55	94,751	2.57%	1.28%

2012	Reserves for annuity contracts in payout phase:			110,587
2012	Contract owners equity:			$1,146,493,847
2011	Reserves for annuity contracts in payout phase:			143,761
2011	Contract owners equity:			$1,059,222,360
2010	Reserves for annuity contracts in payout phase:			230,615
2010	Contract owners equity:			$1,112,505,376
2009	Reserves for annuity contracts in payout phase:			519,480
2009	Contract owners equity:			$1,061,727,245
2008	Reserves for annuity contracts in payout phase:			841,754
2008	Contract owners equity:			$943,091,391

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2012 and 2011, and the related consolidated statements of operations, comprehensive income (loss), changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2012. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2012, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, in 2012 the Company changed its method of accounting for insurance contract acquisition costs and applied the new method retrospectively.

/s/ KPMG LLP

Columbus, Ohio

March 1, 2013

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

(in millions)

	Year ended December 31,
	2012	2011	2010
		(As Adjusted)	(As Adjusted)
Revenues
Policy charges	$1,670	$1,506	$1,399
Premiums	635	531	484
Net investment income	1,825	1,844	1,825
Net realized investment gains (losses)	350	(1,609)	(236)
Other-than-temporary impairment losses
Total other-than-temporary impairment losses	(67)	(162)	(394)
Non-credit portion of loss recognized in other comprehensive income	36	95	174
Net other-than-temporary impairment losses recognized in operations	(31)	(67)	(220)
Other revenues	7	3	2

Total revenues	$4,456	$2,208	$3,254

Benefits and expenses
Interest credited to policyholder account values	$1,038	$1,033	$1,056
Benefits and claims	1,227	1,062	873
Policyholder dividends	54	67	78
Amortization of deferred policy acquisition costs	575	65	299
Interest expense	68	70	55
Other expenses, net of deferrals	795	760	722

Total benefits and expenses	$3,757	$3,057	$3,083

Income (loss) before federal income taxes and noncontrolling interests	$699	$(849)	$171
Federal income tax expense (benefit)	99	(427)	12

Net income (loss)	$600	$(422)	$159
Less: Loss attributable to noncontrolling interest, net of tax	(61)	(56)	(60)

Net income (loss) attributable to Nationwide Life Insurance Company	$661	$(366)	$219

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive Income (Loss)

(in millions)

	Year ended December 31,
	2012	2011	2010
		(As Adjusted)	(As Adjusted)
Net income (loss)	$600	$(422)	$159

Other comprehensive income, net of tax
Changes in:
Net unrealized gains on available-for-sale securities	571	317	600
Net unrealized (losses) gains on derivatives used in cash flow hedging relationships	(5)	12	18

Total other comprehensive income, net of tax	$566	$329	$618

Total comprehensive income (loss)	$1,166	$(93)	$777

Less: Comprehensive loss attributable to noncontrolling interests, net of tax	(61)	(56)	(60)

Total comprehensive income (loss) attributable to Nationwide Life Insurance Company	$1,227	$(37)	$837

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except for share and per share amounts)

	December 31,
	2012	2011
		(As Adjusted)
Assets
Investments
Fixed maturity securities, available-for-sale	$31,811	$29,201
Mortgage loans, net of allowance	5,827	5,748
Policy loans	980	1,008
Short-term investments	1,034	1,125
Other investments	639	586

Total investments	$40,291	$37,668
Cash and cash equivalents	62	49
Accrued investment income	566	560
Deferred policy acquisition costs	3,249	3,487
Value of business acquired	224	238
Goodwill	200	200
Other assets	4,138	4,590
Separate account assets	71,440	65,194

Total assets	$120,170	$111,986

Liabilities and equity
Liabilities
Future policy benefits and claims	$36,154	$35,252
Short-term debt	300	777
Long-term debt	1,038	991
Other liabilities	4,507	4,230
Separate account liabilities	71,440	65,194

Total liabilities	$113,439	$106,444

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	1,718	1,718
Retained earnings	3,410	2,789
Accumulated other comprehensive income	1,252	686

Total shareholder’s equity	$6,384	$5,197
Noncontrolling interest	347	345

Total equity	$6,731	$5,542

Total liabilities and equity	$120,170	$111,986

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Changes in Equity

(in millions)

	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder’s equity	Non-controlling interest	Total equity
Balance as of December 31, 2009	$4	$1,718	$3,510	$(266)	$4,966	$351	$5,317
Cumulative effect of adoption of accounting principle	$—	$—	$(565)	$(4)	$(569)	$—	$(569)

Adjusted balance as of December 31, 2009	$4	$1,718	$2,945	$(270)	$4,397	$351	$4,748
Cumulative effect of adoption of accounting principle	—	—	(9)	9	—	46	46
Comprehensive income (loss):
Net income (loss)	—	—	219	—	219	(60)	159
Other comprehensive income	—	—	—	618	618	—	618

Total comprehensive income (loss)	—	—	219	618	837	(60)	777
Change in noncontrolling interest	—	—	—	—	—	18	18

Balance as of December 31, 2010	$4	$1,718	$3,155	$357	$5,234	$355	$5,589
Comprehensive (loss) income:
Net loss	—	—	(366)	—	(366)	(56)	(422)
Other comprehensive income	—	—	—	329	329	—	329

Total comprehensive (loss) income	—	—	(366)	329	(37)	(56)	(93)
Change in noncontrolling interest	—	—	—	—	—	46	46

Balance as of December 31, 2011	$4	$1,718	$2,789	$686	$5,197	$345	$5,542
Cash dividend paid	—	—	(40)	—	(40)	—	(40)
Comprehensive income (loss):
Net income (loss)	—	—	661	—	661	(61)	600
Other comprehensive income	—	—	—	566	566	—	566

Total comprehensive income (loss)	—	—	661	566	1,227	(61)	1,166
Change in noncontrolling interest	—	—	—	—	—	63	63

Balance as of December 31, 2012	$4	$1,718	$3,410	$1,252	$6,384	$347	$6,731

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Year ended December 31,
	2012	2011	2010
		(As Adjusted)	(As Adjusted)
Cash flows from operating activities:
Net income (loss)	$600	$(422)	$159
Adjustments to net income (loss):
Net realized investment (gains) losses	(350)	1,609	236
Net other-than-temporary impairment losses recognized in earnings	31	67	220
Interest credited to policyholder account values	1,038	1,033	1,056
Capitalization of deferred policy acquisition costs	(470)	(604)	(501)
Amortization of deferred policy acquisition costs	575	65	299
Amortization and depreciation	80	48	(2)
Deferred tax expense (benefit)	243	(482)	103
Changes in:
Policy liabilities	(548)	(608)	(579)
Derivatives, net	(490)	(364)	(254)
Other, net	(84)	(265)	(51)

Net cash provided by operating activities	$625	$77	$686

Cash flows from investing activities:
Proceeds from maturity of available-for-sale securities	$2,909	$2,705	$3,251
Proceeds from sales of available-for-sale securities	796	1,585	2,168
Purchases of available-for-sale securities	(5,167)	(6,176)	(5,910)
Proceeds from repayments of mortgage loans	1,048	1,124	996
Issuance and purchases of mortgage loans	(1,114)	(751)	(373)
Net decrease (increase) in short-term investments	98	(61)	(44)
Collateral (paid) received, net	(208)	359	(23)
Other, net	(12)	104	(29)

Net cash (used in) provided by investing activities	$(1,650)	$(1,111)	$36

Cash flows from financing activities:
Net change in short-term debt	$(477)	$477	$150
Proceeds from issuance of long-term debt	13	13	272
Cash dividend paid to Nationwide Financial Services, Inc.	(40)	—	—
Investment and universal life insurance product deposits	5,566	5,314	4,540
Investment and universal life insurance product withdrawals	(4,063)	(5,024)	(5,405)
Other, net	39	(34)	9

Net cash provided by (used in) financing activities	$1,038	$746	$(434)

Net increase (decrease) in cash and cash equivalents	$13	$(288)	$288
Cash and cash equivalents, beginning of period	49	337	49

Cash and cash equivalents, end of period	$62	$49	$337

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC”, or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation (“Nationwide Corp.”), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2012 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and Nationwide Investment Services Corporation (“NISC”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer.

The Company is a leading provider of long-term savings and retirement products in the United States (“U.S.”). The Company develops and sells a diverse range of products and services including individual annuities, private and public sector group retirement plans, investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (“NRS”) and Nationwide Financial Network (“NFN”) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

As of December 31, 2012 and 2011, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include majority-owned subsidiaries and consolidated variable interest entities (“VIEs”). All significant intercompany accounts and transactions have been eliminated.

Entities in which NLIC does not have a controlling interest, but the Company has significant influence over the operating and financing decisions and also certain other investments, are reported using the equity method.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), investment impairment losses, valuation allowances for mortgage loans, certain investment and derivative valuations, future policy benefits and claims including the valuation of embedded derivatives resulting from living benefit guarantees on variable annuity contracts, goodwill, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Revenues and Benefits

Investment and universal life insurance products. Investment products are long duration contracts which are not subject to significant mortality (the relative incidence of death in a given time) or morbidity (the relative incidence of disability resulting from disease or physical impairment) risk. These include individual and group variable and fixed deferred annuities in the accumulation phase and certain annuities without life contingencies. Universal life insurance products include long duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies as the policy accrued account balance, which represents participants’ net deposits plus investment performance and interest credited less applicable contract charges.

The Company offers certain universal life insurance, variable universal life insurance and variable annuity products with secondary guarantees, guaranteed minimum death benefits (“GMDB”), and guaranteed minimum income benefits (“GMIB”). Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative secondary guarantee benefit payments plus interest. The Company regularly evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes with a related charge or credit to other benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC, value of business acquired (“VOBA”) and unearned revenue reserves. Refer to Note 4 for discussion of these guarantees.

Guarantees to variable annuity contractholders can include a return of no less than total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. In addition, these guarantees can include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. Refer to Note 4 for a discussion of these guarantees.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company’s guaranteed minimum accumulation benefit (“GMAB”) and guaranteed living withdrawal benefit (“GLWB”) are living benefit guarantees which represent embedded derivatives in variable annuity contracts that are required to be separated from, and valued apart from, the host variable annuity contracts. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, mortality, lapse rates, index volatility, wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible), efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes) and non-performance risk (the risk that the liability will not be fulfilled and affects the value at which the liability is transferred). The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions during the second quarter. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency, mortality, morbidity, interest rates (the rates expected to be paid or received on financial instruments) and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method with weighted average interest rates of 6.6% and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses discounted using weighted average interest rates of 5.6% with a provision for adverse deviation.

Reinsurance ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not discharge the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Deferred Policy Acquisition Costs

The Company has deferred certain acquisition costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. DAC for investments and universal life insurance products is subject to recoverability testing in the year of policy issuance and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption. The Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant.

Traditional life insurance. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability at the time of policy issuance, and loss recognition testing is conducted each reporting period.

Refer to Note 5 for discussion regarding assumption changes impacting DAC amortization and related balances.

Investments

Purchases and sales of securities are recorded on the trade date. Realized gains and losses on sales of available-for-sale securities are recognized in income based on the specific identification method. Interest and dividend income is recognized when earned.

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized holding gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC and other, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes.

To determine the fair value of securities for which market quotations are available, independent pricing services are most often utilized. For these securities, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies the investments accordingly in the fair value hierarchy. As of December 31, 2012 and 2011, 86% and 84%, respectively, of fixed maturity securities were priced using independent pricing services.

A corporate pricing matrix or an internally developed pricing model is used in valuing certain corporate debt securities. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Non-binding broker quotes are also utilized to determine the fair value of certain corporate debt, mortgage-backed and other asset-backed securities when quotes are not available from independent pricing services, corporate pricing matrix or internal pricing models. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. The Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value at least annually. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that payment of future principal and interest is probable.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. Treasury securities and obligations of U.S. Government corporations and agencies, obligations of states and political subdivisions, and debt securities issued by foreign governments for other-than-temporary impairment by examining similar characteristics.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities, collateralized debt obligations and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

The Company evaluates its intent to sell on an individual security basis. For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and present value of the cash flows. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.

Other-than-temporary impairment losses on securities (where the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

It is reasonably possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, warehouse, retail, apartment and other. Mortgage loans are carried at amortized cost less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are generally obtained to support loaned amounts as the loans are usually collateral dependent.

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance. This monitoring process includes quantitative analyses which facilitate the identification of deteriorating loans, and qualitative analyses, which consider other factors relevant to the borrowers’ ability to repay. Loans with deteriorating credit fundamentals are identified through special surveillance procedures and are evaluated based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral or the present value of expected future cash flows discounted at the loan’s market interest rate. Loan-specific impairment reserve charges are recorded in other-than-temporary impairment losses. In the event a loan-specific impairment reserve charge is reversed, the recovery is recorded in other-than-temporary impairment losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based on loan surveillance categories and property type classes, which reflects management’s best estimate of probable credit losses inherent in the portfolio as of the balance sheet date but not yet attributable to specific loans. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve charges are recorded in net realized investment gains and losses.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are carried at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates entered into agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Other investments. Other investments consist primarily of equity method investments in joint ventures and partnerships, customer bank loans, equity securities, capital stock with the Federal Home Loan Bank of Cincinnati (“FHLB”) and trading securities.

Securities lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in either available-for-sale or short-term investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income.

Variable interest entities. In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. This determination is based on a review of the entity’s contract and other deal related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE.

The majority of the VIEs consolidated by the Company are related to guarantees provided to limited partners related to the amount of tax credits that will be generated by the Low-Income-Housing Tax Credit Funds (“Tax Credit Funds”). The results of operations and financial position of each VIE for which the Company is the primary beneficiary as well as the corresponding noncontrolling interests are recorded in the accompanying consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Income (loss) attributable to noncontrolling interests is excluded from the net income (loss) attributable to NLIC on the consolidated statements of operations.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets. Refer to Note 6 for additional disclosures related to these investments.

The Company is not required, and does not intend, to provide financial or other support outside contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks associated with interest rates, equity markets, foreign currency and credit. These derivative instruments primarily include interest rate swaps, futures contracts and options. Certain features embedded in the Company’s investments, indexed products and certain variable annuity contracts require derivative accounting. Refer to the prior discussion of Future Policy Benefits and Claims for a description of the valuation applicable to these products. All derivative instruments are carried at fair value and are reflected as assets or liabilities in the consolidated balance sheets.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Fair value of derivative instruments is determined using various valuation techniques relying predominately on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value. These instruments are classified with the lowest priority in the fair value hierarchy. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is primarily recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for fair value hedge accounting, the gain or loss on the derivative instrument as well as the hedged item, to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods that the hedged transaction impacts earnings. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the form of cash and marketable securities.

The Company invests in certain structured securities that contain embedded credit derivatives. These securities are referred to as synthetic collateralized debt obligations and have maturity dates ranging from one to ten years. The credit derivatives embedded in these securities have not been separated from their host contracts for separate fair value reporting; rather, the Company has elected to carry the entire security at fair value with any changes in fair value included in net realized investment gains and losses.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods including market, income and cost approaches.

The Company categorizes its fair value measurements into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company categorizes assets and liabilities carried at fair value in the consolidated balance sheets as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments, and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expense.

The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue.

NLIC files a separate consolidated federal income tax return, with its subsidiaries, and is eligible to join the NMIC consolidated tax return group in 2014.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Value of Business Acquired

As a result of the acquisition of Provident Mutual Life Insurance Company (“Provident”) in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the Provident acquisition. The value assigned to VOBA was supported by an independent valuation study commissioned by the Company and executed by a team of qualified valuation experts, including actuarial consultants.

VOBA represents the actuarially-determined value of future cash flows for acquired insurance contracts. Expected future cash flows are determined based on projected future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. Amortization of VOBA occurs with interest over the anticipated lives of the major lines of business to which it relates in relation to estimated gross profits, gross margins or premiums, as appropriate. VOBA is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities with the corresponding adjustment recorded in AOCI. This adjustment to VOBA represents the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. In the event actual experience differs or assumptions are revised, an increase or decrease in VOBA amortization expense is recorded, which could be significant.

Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually. Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will perform an impairment evaluation. This evaluation utilizes an income approach to develop the implied fair value. An impairment is recognized on a reporting unit for the amount that the carrying value of its goodwill exceeds the implied fair value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings, and the selection of comparable companies used to develop market-based assumptions. The Company performed its 2012 annual impairment test and determined that no impairment was required.

Closed Block

In connection with the sponsored demutualization of Provident prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (“ODI”). The closed block will remain in effect as long as any policy in the closed block is in force.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA. See Note 10 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are primarily comprised of public, privately registered and non-registered mutual funds. Separate account assets are recorded at fair value based on the methodology that would be applicable to the underlying assets. The value of separate account liabilities is set to equal the fair value for separate account assets.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 5% of the Company’s life insurance in force in 2012 (5% in 2011 and 2010), 40% of the number of life insurance policies in force in 2012 (42% in 2011 and 45% in 2010). The provision for policyholder dividends was based on then current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Change in Accounting Principle

In October 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2010-26, which amends FASB Accounting Standards Codification (“ASC”) 944, Financial Services – Insurance. The amended guidance modifies the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal insurance and investment contracts. Under the amended guidance, acquisition costs are to include only those costs that are directly related to the successful acquisition of new or renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of DAC were not impacted as a result of adopting this guidance. The Company adopted this guidance retrospectively, effective January 1, 2012, which resulted in a reduction to total equity of $569 million, net of taxes, as of December 31, 2009.

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company adjusted the presentation of its consolidated financial statements and accompanying notes for all periods presented, to reflect the retrospective adoption of this change in accounting principle.

The following tables summarize the impact of the retrospective change in accounting principle on the consolidated statements of operations for the periods indicated:

	Year ended December 31, 2011
(in millions)	As Originally Reported	As Adjusted	Effect of Change
Amortization of deferred policy acquisition costs	$76	$65	$11
Other expenses, net of deferrals	$620	$760	$(140)
Federal income tax benefit	$(382)	$(427)	$45
Net loss attributable to Nationwide Life Insurance Company	$(282)	$(366)	$(84)

	Year ended December 31, 2010
(in millions)	As Originally Reported	As Adjusted	Effect of Change
Amortization of deferred policy acquisition costs	$396	$299	$97
Other expenses, net of deferrals	$592	$722	$(130)
Federal income tax expense	$24	$12	$12
Net income attributable to Nationwide Life Insurance Company	$240	$219	$(21)

The following table summarizes the impact of the retrospective change in accounting principle on the consolidated balance sheet as of the date indicated:

	December 31, 2011
(in millions)	As Originally Reported	As Adjusted	Effect of Change
Deferred policy acquisition costs	$4,425	$3,487	$(938)
Other assets[1]	$4,348	$4,590	$242
Other liabilities[1]	$4,316	$4,230	$(86)
Retained earnings	$3,459	$2,789	$(670)
Accumulated other comprehensive income[2]	$626	$686	$60

[1]	Change relates to the Company’s net deferred tax liability position moving to a net deferred tax asset on the consolidated balance sheets.
[2]	Represents the adjustments to DAC related to unrealized gains and losses on securities available-for-sale.

Subsequent Events

The Company evaluated subsequent events through March 1, 2013, the date the consolidated financial statements were issued.

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2012, the Company adopted ASU 2011-04, which amends existing guidance in ASC 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company’s consolidated financial statements.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

On January 1, 2012, the Company adopted ASU 2011-05, which amends existing guidance in ASC 220, Comprehensive Income. The amended guidance requires reporting entities to present net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements of net income and other comprehensive income. The Company elected two separate but consecutive statements of operations and comprehensive income and adopted ASU 2011-05 retrospectively.

On December 31, 2010, the Company adopted new disclosure requirements regarding the credit quality of its financing receivables (e.g., commercial mortgage loans) and the related allowance for credit losses within ASU 2010-20, which amends FASB ASC 310, Receivables. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company’s consolidated financial statements.

On January 1, 2010, the Company adopted ASU 2010-06, except for the new disclosure providing disaggregated information related to the activity in Level 3 fair value measurements, which the Company adopted effective January 1, 2011.

On July 1, 2010, the Company adopted ASU 2010-11, which clarifies the guidance and application of the scope exception for embedded credit derivatives contained within FASB ASC 815-15, Embedded Derivatives. This scope exception allows for embedded credit derivative features related only to the transfer of credit risk in the form of subordination of one financial instrument to another to not be subject to potential bifurcation and separate accounting. The guidance also allowed companies to irrevocably elect to apply the fair value option to any investment in a beneficial interest in securitized financial assets. The Company recorded an impact of adoption of $9 million, net of taxes, as a decrease to retained earnings with a corresponding increase to accumulated other comprehensive income on the consolidated statements of equity.

On January 1, 2010, the Company adopted guidance under FASB ASC 810, Consolidation, resulting in an increase to noncontrolling interest of $46 million on the consolidated statements of equity. This guidance changes the consolidation guidance applicable to a VIE. It also amends the guidance governing the determination of whether an entity is the VIE’s primary beneficiary (the reporting entity that must consolidate the VIE) by requiring a qualitative analysis rather than a quantitative analysis.

Pending Accounting Standards

In December 2011, the FASB issued ASU 2011-11, which expands the disclosure requirements within ASC 210-10, Balance Sheet – Offsetting. The new disclosures require improved information about certain financial instruments and derivatives that are either offset in accordance with GAAP or subject to enforceable master offsetting arrangements irrespective of GAAP. In January 2013, the FASB issued ASU 2013-01, which clarifies the scope of these disclosures. The Company will adopt both ASUs retrospectively for interim and annual periods beginning January 1, 2013. The adoption of this guidance will result in increased disclosures only and will have no impact on the Company’s consolidated financial statements.

In February 2013, the FASB issued ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which amends FASB ASC 220, Comprehensive Income. The amended guidance requires entities to provide information about the amounts reclassified out of accumulated other comprehensive income by significant component. For significant amounts reclassified into net income in their entirety in the same reporting period, the amended guidance also requires entities to present or disclose the effect of these reclassifications on line items of net income. The amendments are effective prospectively for the Company’s annual and interim periods beginning January 1, 2013. The adoption of this guidance will result in increased disclosure and may impact the presentation of the Company’s consolidated financial statements.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(4)	Certain Long-Duration Contracts

Variable Annuity Contracts

The Company issues variable annuity contracts through its separate accounts. Contractholder assets are invested in general and separate account investment options as directed by the contractholder. The Company also provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types: (1) GMDB; (2) GMIB; (3) GMAB; (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB, offered on every variable annuity contract, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GMAB, which was offered in the Company’s Capital Preservation Plus product, is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the guarantee and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GLWB, offered in the Company’s Lifetime Income product, is a living benefit that provides for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by account performance and policy duration. Lifetime Income is the only living benefit guarantee offered on new variable annuity contract sales.

The GMIB, which was offered with several variable annuity contracts, is a living benefit that provides the contractholder with a guaranteed annuitization stream of income.

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2012				December 31, 2011
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
GMDB:
Return of net deposits	$836	$14,963	$24	64	$999	$11,749	$175	63
Minimum return or anniversary contract value	2,048	29,787	561	68	2,233	28,754	1,882	67

Total GMDB	$2,884	$44,750	$585	66	$3,232	$40,503	$2,057	66

GMAB Return of net deposits	$165	$3,230	$12	64	$342	$4,138	$149	65
GLWB Minimum return or anniversary contract value	$128	$22,031	$613	65	$380	$17,533	$573	65
GMIB Minimum return or anniversary contract value	$49	$514	$1	65	$50	$556	$1	65

[1]	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
[2]	Represents the weighted average attained age of contractholders.

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes the reserve balances for variable annuity contracts with guarantees, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
GLWB	$600	$1,624
GMAB	$57	$218
GMDB	$65	$80
GMIB	$2	$3

Paid claims for GMDBs were $30 million and $40 million for the years ended December 31, 2012 and 2011, respectively.

Paid claims for GLWBs, GMABs and GMIBs were immaterial for the years ended December 31, 2012 and 2011.

The following table summarizes account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
Mutual funds:
Bond	$5,634	$5,117
Domestic equity	35,277	31,618
International equity	2,614	2,447

Total mutual funds	$43,525	$39,182
Money market funds	1,225	1,321

Total[1]	$44,750	$40,503

[1]

Excludes $26.7 billion and $24.7 billion as of December 31, 2012 and 2011, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees and are primarily attributable to retirement plan, variable universal life and COLI products.

The Company did not transfer any assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2012 and 2011.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with secondary guarantees. This no -lapse guarantee provides that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $216 million and $162 million as of December 31, 2012 and 2011, respectively. Paid claims on contracts maintained in force by these guarantees were immaterial for the years ended December 31, 2012 and 2011.

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2012	$992	$328	$12,321	56
December 31, 2011	$843	$311	$9,777	58

[1]

The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value (or zero if the account value exceeds the guaranteed benefit).

[2]	Represents the weighted average attained age of contractholders.

(5)	Deferred Policy Acquisition Costs and Value of Business Acquired

Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, for the years ended:

(in millions)	December 31, 2012	December 31, 2011[1]	December 31, 2010[1]
Balance at beginning of year	$3,487	$3,125	$3,107
Capitalization of DAC	470	604	501
Amortization of DAC, excluding unlocks	(525)	(200)	(290)
Amortization of DAC related to unlocks	(50)	135	(9)
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale	(133)	(177)	(184)

Balance at end of year	$3,249	$3,487	$3,125

[1]	The balances reflect a change in accounting principle, as described in Note 2.

During 2012, the Company incurred additional DAC amortization of $50 million related to the financial services operations as a result of the annual comprehensive review of model assumptions, as well as a deviation from equity market performance as compared to assumed net separate account returns. The updated assumptions were primarily related to actual gross profits and the in force block of business deviating from expectations, renewal premiums, general account margins and lapses.

During 2011, the Company recognized a reduction in DAC amortization of $135 million related to the financial services operations as a result of the annual comprehensive review of model assumptions. The updated assumptions related to interest spread, mortality, maintenance expense and market performance assumptions. The 2011 reduction in DAC amortization reflects the impact of the retrospective change in accounting principle described in Note 2.

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Value of Business Acquired

The following table summarizes changes in the VOBA balance for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Balance at beginning of year	$238	$259	$277
Amortization of VOBA, excluding unlocks	(22)	(29)	(33)
Amortization of VOBA related to unlocks	8	16	13
Net realized gains on investments	2	2	1
Adjustments to VOBA related to unrealized gains and losses on securities available-for-sale	(2)	(10)	1

Balance at end of year	$224	$238	$259

Interest on the unamortized VOBA balance (at interest rates ranging from 4.50% to 7.56%) is included in amortization and was $16 million, $17 million and $18 million during the years ended December 31, 2012, 2011 and 2010, respectively. Additionally, the VOBA gross carrying amount was $583 million and $585 million and accumulated amortization was $359 million and $347 million as of December 31, 2012 and 2011, respectively. The initial useful life related to the VOBA balances is 28 years.

Based on current assumptions, which are subject to change, the following table summarizes estimated amortization of VOBA for the next five years ended December 31:

(in millions)	VOBA
2013	$20
2014	$16
2015	$15
2016	$14
2017	$13

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(6)	Investments

Available-for-Sale Securities

The following table summarizes amortized cost, gross unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
December 31, 2012
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$476	$121	$—	$597
Obligations of states and political subdivisions	1,722	281	1	2,002
Debt securities issued by foreign governments	98	20	—	118
Corporate public securities	16,152	1,891	33	18,010
Corporate private securities	4,216	392	19	4,589
Residential mortgage-backed securities	4,506	267	106	4,667
Commercial mortgage-backed securities	1,219	133	15	1,337
Collateralized debt obligations	393	28	86	335
Other asset-backed securities	140	17	1	156

Total fixed maturity securities	$28,922	$3,150	$261	$31,811
Equity securities	15	5	—	20

Total available-for-sale securities	$28,937	$3,155	$261	$31,831

December 31, 2011
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$506	$124	$—	$630
Obligations of states and political subdivisions	1,501	177	—	1,678
Debt securities issued by foreign governments	102	18	—	120
Corporate public securities	14,132	1,336	111	15,357
Corporate private securities	3,998	327	27	4,298
Residential mortgage-backed securities	5,280	255	311	5,224
Commercial mortgage-backed securities	1,347	64	32	1,379
Collateralized debt obligations	410	17	125	302
Other asset-backed securities	201	16	4	213

Total fixed maturity securities	$27,477	$2,334	$610	$29,201
Equity securities	19	2	1	20

Total available-for-sale securities	$27,496	$2,336	$611	$29,221

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company has the ability and intent to hold equity securities until recovery. The Company does not have the intent to sell, nor is it more likely than not it will be required to sell debt securities in an unrealized loss position. Investment losses, however, may be realized to the extent liquidity needs require the disposition of securities in unfavorable interest rate, liquidity or credit spread environments.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes the amortized cost and fair value of fixed maturity securities, by maturity, as of December 31, 2012. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,394	$1,433
Due after one year through five years	7,316	7,993
Due after five years through ten years	8,295	9,283
Due after ten years	5,659	6,607

Subtotal	$22,664	$25,316
Residential mortgage-backed securities	4,506	4,667
Commercial mortgage-backed securities	1,219	1,337
Collateralized debt obligations	393	335
Other asset-backed securities	140	156

Total fixed maturity securities	$28,922	$31,811

The following table summarizes components of net unrealized gains and losses, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
Net unrealized gains on available-for-sale securities, before adjustments, taxes and fair value hedging	$2,894	$1,725
Change in fair value attributable to fixed maturity securities designated in fair value hedging relationships	(4)	(8)

Net unrealized gains on available-for-sale securities, before adjustments and taxes	$2,890	$1,717
Adjustment to DAC and VOBA[1]	(482)	(347)
Adjustment to future policy benefits and claims	(295)	(183)
Adjustment to policyholder dividend obligation	(177)	(132)
Deferred federal income tax expense	(672)	(362)

Net unrealized gains on available-for-sale securities	$1,264	$693

[1]	The 2011 balance reflects a change in accounting principle, as described in Note 2.

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes the change in net unrealized gains and losses reported in accumulated other comprehensive income, for the years ended:

(in millions)	December 31, 2012	December 31, 2011
Balance at beginning of year	$693	$376
Unrealized gains and losses arising during the period:
Net unrealized gains on available-for-sale securities before adjustments	990	896
Non-credit impairments and subsequent changes in fair value of those debt securities[1]	178	(11)
Net adjustments to DAC and VOBA[2]	(135)	(187)
Net adjustment to future policy benefits and claims	(112)	(210)
Net adjustment to policyholder dividend obligation	(45)	(42)
Related federal income tax expense	(308)	(147)

Change in unrealized gains on available-for-sale securities	$568	$299

Reclassification adjustment for net losses realized on available-for-sale securities, net of tax benefit ($2 and $10 as of December 31, 2012 and 2011, respectively)	(3)	(18)

Change in net unrealized gains on available-for-sale securities	$571	$317

Balance at end of year	$1,264	$693

[1]	The non-credit portion of other-than-temporary impairments was $(48) million and $(226) million as of December 31, 2012 and 2011, respectively.
[2]	The 2011 balance reflects a change in accounting principle, as described in Note 2.

The following table summarizes available-for-sale securities, by asset class, in a gross unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value and number of securities, as of the dates indicated:

	Less than or equal to one year			More than one year			Total
(in millions, except number of securities)	Fair value	Gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	Number of securities
December 31, 2012
Fixed maturity securities:
Corporate public securities	$710	$11	68	$150	$22	10	$860	$33	78
Residential mortgage-backed securities	89	2	12	1,029	104	190	1,118	106	202
Collateralized debt obligations	27	1	5	151	85	36	178	86	41
Other asset-backed securities	326	4	23	296	32	46	622	36	69

Total	$1,152	$18	108	$1,626	$243	282	$2,778	$261	390

December 31, 2011
Fixed maturity securities:
Corporate public securities	$1,460	$62	150	$309	$49	54	$1,769	$111	204
Residential mortgage-backed securities	278	9	52	1,339	302	240	1,617	311	292
Collateralized debt obligations	78	2	10	137	123	39	215	125	49
Other asset-backed securities	501	15	54	357	48	53	858	63	107

Total fixed maturity securities	$2,317	$88	266	$2,142	$522	386	$4,459	$610	652
Equity securities	7	1	10	—	—	31	7	1	41

Total	$2,324	$89	276	$2,142	$522	417	$4,466	$611	693

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes gross unrealized losses based on the ratio of fair value to amortized cost, for available-for-sale securities in an unrealized loss position, as of the dates indicated:

	December 31, 2012			December 31, 2011
(in millions)	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
99.9% - 80.0%	$18	$85	$103	$83	$158	$241
Less than 80.0%
Residential mortgage-backed securities	—	50	50	—	191	191
Collateralized debt obligations	—	72	72	1	121	122
Other	—	36	36	5	52	57

Total	$18	$243	$261	$89	$522	$611

Residential mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the issue’s position in the overall structure, to determine cash flows associated with the security.

Collateralized debt obligations are assessed for impairment using expected cash flows based on various inputs including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company believes the unrealized losses on these available-for-sale securities do not represent other-than-temporary impairments as the Company does not intend to sell the securities, it is not more likely than not that the Company will be required to sell the securities before recovery of their amortized cost basis or the present value of estimated cash flows is equal to or greater than the amortized cost basis of the securities. These unrealized losses represent temporary fluctuations in non-credit factors that are not indicative of other-than-temporary impairment.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
Amortized cost:
Loans with non-specific reserves	$5,820	$5,672
Loans with specific reserves	51	136

Total amortized cost	$5,871	$5,808
Valuation allowance:
Non-specific reserves	$33	$33
Specific reserves	11	27

Total valuation allowance	$44	$60

Mortgage loans, net of allowance	$5,827	$5,748

The following table summarizes activity in the valuation allowance for mortgage loans, for the years ended:

(in millions)	December 31, 2012	December 31, 2011
Balance at beginning of year	$60	$96
Current period provision	1	25
Recoveries[1]	(15)	(7)
Charge offs and other	(2)	(54)

Balance at end of year	$44	$60

[1]	Includes recoveries on sales and increases in the valuations of loans with specific reserves.

The following table summarizes impaired mortgage loans by class, for the years ended:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total
December 31, 2012
Amortized cost	$13	$26	$12	$—	$—	$51
Specific reserves	(2)	(7)	(2)	—	—	$(11)

Carrying value of impaired mortgage loans, net of allowance	$11	$19	$10	$—	$—	$40

December 31, 2011
Amortized cost	$8	$31	$20	$—	$77	$136
Specific reserves	(1)	(9)	(8)	—	(9)	(27)

Carrying value of impaired mortgage loans, net of allowance	$7	$22	$12	$—	$68	$109

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes average recorded investment and interest income recognized for impaired mortgage loans by class, for the years ended:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total
December 31, 2012
Average recorded investment	$9	$20	$11	$—	$34	$74
Interest income recognized	$1	$2	$1	$—	$6	$10
December 31, 2011
Average recorded investment	$7	$33	$23	$10	$91	$164
Interest income recognized	$1	$5	$3	$—	$8	$17

As of December 31, 2012 and 2011, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. This process identifies mortgage loans representing the lowest risk profile and lowest potential for loss and those representing the highest risk profile and highest potential for loss. These factors are updated and evaluated at least annually.

The following table summarizes the LTV ratio and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio				DSC ratio
(in millions)	Less than 80%	80% - less than 90%	90% or greater	Total	Greater than 1.10	1.00-1.10	Less than 1.00	Total
December 31, 2012:
Apartment	$1,119	$129	$62	$1,310	$1,303	$5	$2	$1,310
Warehouse	922	76	162	1,160	951	121	88	1,160
Office	776	55	42	873	783	16	74	873
Retail	1,940	250	86	2,276	2,139	92	45	2,276
Other	189	57	6	252	252	—	—	252

Total	$4,946	$567	$358	$5,871	$5,428	$234	$209	$5,871

Weighted-average DSC ratio	1.74	1.27	1.07	1.65	n/a	n/a	n/a	n/a

Weighted-average LTV ratio	n/a	n/a	n/a	n/a	66%	76%	96%	68%

December 31, 2011:
Apartment	$805	$245	$89	$1,139	$1,112	$23	$4	$1,139
Warehouse	1,015	123	149	1,287	1,153	53	81	1,287
Office	595	104	76	775	656	69	50	775
Retail	1,878	220	147	2,245	2,074	104	67	2,245
Other	172	63	127	362	284	11	67	362

Total	$4,465	$755	$588	$5,808	$5,279	$260	$269	$5,808

Weighted-average DSC ratio	1.77	1.29	1.15	1.64	n/a	n/a	n/a	n/a

Weighted-average LTV ratio	n/a	n/a	n/a	n/a	68%	81%	89%	69%

While the loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio for the dates indicated based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Securities Lending

The fair value of loaned securities was $130 million and $103 million as of December 31, 2012 and 2011, respectively. The Company received $133 million and $105 million of cash collateral on securities lending as of December 31, 2012 and 2011, respectively. The Company did not receive any non-cash collateral on securities lending as of the balance sheet dates.

Assets on Deposit and Pledged as Collateral

Available-for-sale securities with a carrying value of $9 million and $8 million were on deposit with various regulatory agencies as required by law as of December 31, 2012 and 2011, respectively. Additionally, available-for-sale securities with a carrying value of $73 million were pledged as collateral to secure recoveries under reinsurance contracts and other financing agreements as of December 31, 2012. The Company had no amount pledged as collateral as of December 31, 2011. These securities primarily are included in fixed maturity securities in the consolidated balance sheets.

Tax Credit Funds

The Company has sold $859 million and $796 million in Tax Credit Funds to unrelated third parties as of December 31, 2012 and 2011, respectively. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 1.00% to 7.75% through periods ending in 2027. The Company held immaterial reserves on these transactions as of December 31, 2012 and 2011. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $288 million. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals. The Company does not anticipate making any material payments related to the guarantees.

Consolidated VIEs

The Company has relationships with VIEs where the Company is the primary beneficiary. Net assets of all consolidated VIEs totaled $347 million and $345 million as of December 31, 2012 and 2011, respectively, which was composed primarily of other long-term investments of $348 million and $310 million as of December 31, 2012 and 2011, respectively. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs.

During 2010, two Tax Credit Funds were consolidated as a result of the adoption of guidance under FASB ASC 810, Consolidation. Previously, the Company was not deemed the primary beneficiary. As the managing member of the Tax Credit funds, the Company has the power to direct the activities that most significantly impact the economic power of the entities and consolidated the funds. The impact of consolidation was an increase to noncontrolling interest of $46 million.

Unconsolidated VIEs

In addition to the consolidated VIEs described above, the Company holds investments in VIEs where the Company is not the primary beneficiary, which are primarily investments in Tax Credit Funds without guarantees to limited partners. The carrying value of these investments was $222 million and $220 million as of December 31, 2012 and 2011, respectively. In addition, the Company has made commitments for further investments in these VIEs of $66 million and $131 million as of December 31, 2012 and 2011, respectively.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Fixed maturity securities, available-for-sale	$1,506	$1,502	$1,474
Mortgage loans	366	370	396
Policy loans	53	56	55
Other	(45)	(34)	(41)

Gross investment income	$1,880	$1,894	$1,884

Investment expenses	55	50	59

Net investment income	$1,825	$1,844	$1,825

Net Realized Investment Gains and Losses

The following table summarizes net realized investment gains and losses, by source, for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Net derivative gains (losses)	$314	$(1,636)	$(385)
Realized gains on sales	48	64	176
Realized losses on sales	(23)	(45)	(43)
Other	11	8	16

Net realized investment gains (losses)	$350	$(1,609)	$(236)

Proceeds from the sale of available-for-sale securities were $796 million, $1.6 billion and $2.2 billion during the years ended December 31, 2012, 2011 and 2010, respectively. Gross gains of $47 million, $50 million and $172 million and gross losses of $20 million, $39 million and $17 million were realized on sales of available-for-sale securities during the years ended December 31, 2012, 2011 and 2010, respectively.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Other-Than-Temporary Impairment Losses

The following table summarizes other-than-temporary impairments, for the years ended:

(in millions)	Total	Included in other comprehensive income	Net
December 31, 2012
Fixed maturity securities	$68	$(36)	$32
Mortgage loans	(14)	—	(14)
Other	13	—	13

Other-than-temporary impairment losses	$67	$(36)	$31

December 31, 2011
Fixed maturity securities	$135	$(95)	$40
Mortgage loans	25	—	25
Other	2	—	2

Other-than-temporary impairment losses	$162	$(95)	$67

December 31, 2010
Fixed maturity securities	$330	$(174)	$156
Equity securities	5	—	5
Mortgage loans	59	—	59

Other-than-temporary impairment losses	$394	$(174)	$220

The following table summarizes cumulative credit losses, for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Cumulative credit loss at beginning of year[1]	$328	$340	$417
New credit losses	18	8	31
Incremental credit losses	10	29	116
Losses related to securities included in the beginning balance sold or paid down during the period	(67)	(49)	(202)
Losses related to securities included in the beginning balance for which there was a change in intent	—	—	(22)

Cumulative credit loss at end of year[1]	$289	$328	$340

[1]

Cumulative credit losses are defined as the amounts related to the Company’s credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and it is not more likely than not the Company will be required to sell the security prior to recovery of the amortized cost basis.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities. In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. The Company also enters into interest rate swap transactions which are structured to provide a hedge against the negative impact of higher interest rates on the Company’s capital position.

Equity market and interest rate risk management. The Company has a variety of variable annuity products with guaranteed benefit features. These products and related obligations expose the Company to various market risks, primarily equity and interest rate risk. Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility. To mitigate these risks and hedge the guaranteed benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

Foreign currency risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. To mitigate this risk, the Company uses cross-currency swaps and futures. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged item.

Credit risk management. The Company enters into credit derivative contracts, primarily credit default swaps, under which the Company buys and sells credit default protection on specific corporate creditors. These derivatives allow the Company to manage or modify its credit risk profile in general or its credit exposure to specific creditors.

Derivatives Qualifying for Hedge Accounting

The Company uses derivative instruments that are designated and qualify as fair value hedges in various financial transactions as follows:

•	interest rate swaps are used to hedge certain fixed rate investments such as mortgage loans and certain fixed maturity securities and

•	cross-currency swaps are used to hedge foreign currency-denominated fixed maturity securities.

The Company uses derivative instruments that are designated and qualify as cash flow hedges in various financial transactions as follows:

•	interest rate swaps are used to hedge cash flows from variable rate investments such as mortgage loans and certain fixed maturity securities and to hedge payments of certain liabilities and

•	cross-currency swaps are used to hedge interest payments and principal payments on foreign currency-denominated financial instruments.

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Derivatives Not Qualifying for Hedge Accounting

The Company uses derivatives not qualifying for hedge accounting in various financial transactions as follows:

•	futures, options, interest rate swaps and total return swaps are used to economically hedge certain guaranteed benefit obligations included in variable annuity products,

•	interest rate swaps, futures and options are used to economically hedge portfolio duration and other interest rate risks to which the Company is exposed,

•	cross-currency swaps and futures are used to economically hedge foreign currency-denominated assets and liabilities and

•	credit default swaps are used to either buy or sell credit protection on a specific creditor.

Credit Risk Associated with Derivatives Transactions

The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the impact the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered. As of December 31, 2012 and 2011, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional
December 31, 2012
Derivatives designated and qualifying as hedging instruments	$4	$79	$21	$192
Derivatives not designated as hedging instruments:
Interest rate contracts	$1,960	$21,216	$2,065	$23,746
Equity contracts	822	7,445	—	—
Total Return Swaps	4	1,513	32	1,551
Other derivative contracts	—	10	5	17

Total derivative positions[1]	$2,790	$30,263	$2,123	$25,506

December 31, 2011
Derivatives designated and qualifying as hedging instruments	$11	$145	$29	$310
Derivatives not designated as hedging instruments:
Interest rate contracts	$2,182	$21,732	$2,142	$20,955
Equity contracts	1,004	7,162	—	—
Total Return Swaps	10	892	37	2,409
Other derivative contracts	1	13	7	17

Total derivative positions[1]	$3,208	$29,944	$2,215	$23,691

[1]	Derivative assets and liabilities are included in other assets and other liabilities, respectively, in the consolidated balance sheets.

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company’s derivative positions, primarily offset by master netting agreements and collateral received from or posted with counterparties, resulted in immaterial net uncollateralized derivative asset and liability positions as of December 31, 2012 and 2011. As of December 31, 2012 and 2011, the Company held cash collateral from derivative counterparties of $798 million and $1.0 billion, respectively. The Company did not hold securities as off-balance sheet collateral as of December 31, 2012 and 2011. As of December 31, 2012 and 2011, the Company had posted cash collateral of $228 million and $223 million, respectively, and pledged securities with a fair value of $148 million and $152 million, respectively, with derivative counterparties.

The fair value of embedded derivatives on life and annuity programs was $748 million and $1.9 billion as of December 31, 2012 and 2011, respectively, which is included in future policy benefits and claims in the consolidated balance sheets.

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Derivatives designated and qualifying as hedging instruments	$(1)	$(4)	$(9)
Derivatives not designated as hedging instruments:
Interest rate contracts	$(125)	$(44)	$(39)
Equity contracts	(665)	(45)	(389)
Total return swaps	(343)	(17)	(136)
Other derivative contracts	(1)	(6)	(20)
Net interest settlements	53	34	16

Total derivative losses[1]	$(1,082)	$(82)	$(577)

Change in embedded derivatives on guaranteed benefit annuity programs[2]	1,185	(1,674)	98
Other revenue on guaranteed benefit annuity programs	211	120	94

Change in embedded derivative liabilities and related fees	$1,396	$(1,554)	$192

Net realized derivative gains (losses)	$314	$(1,636)	$(385)

[1]

Included in total derivative losses are economic hedging losses of $827 million, gains of $1.0 billion, and losses of $347 million related to the guaranteed benefit annuity programs for the years ended December 31, 2012, 2011 and 2010, respectively.

[2]

As part of the Company’s annual comprehensive review of DAC model assumptions, all relevant assumptions impacting the fair value of embedded derivatives on guaranteed benefit annuity programs are also reviewed and updated. For the individual variable annuity business, the change in the embedded derivatives on guaranteed benefit annuity programs for the year ended December 31, 2012 includes updated assumptions in lapse, mortality, withdrawal behavior and benefit utilization. The change in embedded derivatives on guaranteed benefit annuity programs for the year ended December 31, 2011 includes updated assumptions in lapse, mortality and withdrawal behavior. Refer to Note 2 for further discussion of the annual review of DAC model assumptions.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(8)	Fair Value Measurements

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2012:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$592	$2	$3	$597
Obligations of states and political subdivisions	—	2,002	—	2,002
Debt securities issued by foreign governments	73	45	—	118
Corporate public securities	1	17,890	119	18,010
Corporate private securities	—	3,817	772	4,589
Residential mortgage-backed securities	484	4,173	10	4,667
Commercial mortgage-backed securities	—	1,335	2	1,337
Collateralized debt obligations	—	53	282	335
Other asset-backed securities	—	147	9	156

Total fixed maturity securities at fair value	$1,150	$29,464	$1,197	$31,811
Equity securities	—	12	8	20
Short-term investments	45	989	—	1,034
Trading securities	—	—	54	54

Total other investments at fair value	$45	$1,001	$62	$1,108

Investments at fair value	$1,195	$30,465	$1,259	$32,919

Derivative assets	—	1,968	822	2,790
Separate account assets	68,185	1,230	2,025	71,440

Assets at fair value	$69,380	$33,663	$4,106	$107,149

Liabilities
Future policy benefits and claims:
Living benefits	$—	$—	$(657)	$(657)
Indexed products	—	—	(91)	(91)

Total future policy benefits and claims	$—	$—	$(748)	$(748)
Derivative liabilities	—	(2,118)	(5)	(2,123)

Liabilities at fair value	$—	$(2,118)	$(753)	$(2,871)

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2012:

	Balance as of December 31, 2011	Net gains (losses)				Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2012
(in millions)		In operations[1]	In OCI	Purchases	Sales
Assets
Investments:
Fixed maturity securities:
Corporate private securities	$1,209	$2	$13	$69	$(187)	$40	$(374)	$772
Collateralized debt obligations	247	2	53	36	(56)	—	—	282
Other fixed maturity securities	135	—	11	2	(13)	11	(3)	143

Total fixed maturity securities at fair value[2]	$1,591	$4	$77	$107	$(256)	$51	$(377)	$1,197
Other investments at fair value	43	16	3	—	—	—	—	62
Derivative assets[3]	1,004	(353)	—	350	(179)	—	—	822
Separate account assets	1,952	73	—	—	—	—	—	2,025

Assets at fair value	$4,590	$(260)	$80	$457	$(435)	$51	$(377)	$4,106

Liabilities
Future policy benefits and claims:
Living benefits	$(1,842)	$1,185	$—	$—	$—	$—	$—	$(657)
Indexed products	(63)	(28)	—	—	—	—	—	(91)

Total future policy benefits and claims	$(1,905)	$1,157	$—	$—	$—	$—	$—	$(748)
Derivative liabilities[3]	(6)	1	—	—	—	—	—	(5)

Liabilities at fair value	$(1,911)	$1,158	$—	$—	$—	$—	$—	$(753)

[1]

Net gains and losses included in operations are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets is attributable to contractholders and therefore is not included in the Company’s earnings. The change in unrealized gains (losses) in operations on assets and liabilities still held as of the end of the year was $16 million for other investments at fair value, $(257) million for derivative assets, $1.2 billion for future policy benefits and claims and $(1) million for derivative liabilities.

[2]	Non-binding broker quotes were utilized to determine fair value of $1.1 billion of total fixed maturity securities as of December 31, 2012.
[3]	Non-binding broker quotes were utilized to determine fair value of all Level 3 derivative assets and liabilities.

During the year ended December 31, 2012, transfers from Level 1 to Level 2 within the debt securities issued by foreign governments were $42 million. There were no transfers from Level 2 to Level 1 during the year ended December 31, 2012.

Transfers into and out of Level 3 during the year ended December 31, 2012 represent changes in the sources used to price certain securities and the Company’s assumptions related to the observability of certain inputs.

As discussed in Note 2, the valuation of embedded derivatives in living benefit guarantees incorporates many inputs, including significant unobservable inputs for mortality, lapse rates, wait period and benefit utilization. The Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money and the existence of surrender charges, from current experience and industry data. The fair value for these benefits is calculated as the mean of discounted cash flows across numerous random scenarios, an approach that is commonly used by the insurance industry for this type of valuation. This process considers a broader range of assumptions than what would be found in a standard deterministic approach.

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities classified as Level 3 as of December 31, 2012:

Unobservable Inputs	Range
Mortality	0.1%-8%[2]
Lapse	0%-35%
Wait period	0 yrs – 30 yrs[3]
Efficiency of benefit utilization[1]	70%-100%
Non-performance risk	See footnote 4
Index volatility	15%-25%

[1]	The unobservable input is not applicable to GMABs.
[2]	Represents the mortality for the majority of business with living benefits, with policyholders ranging from 45 to 85.
[3]	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
[4]

To reflect non-performance risk, benefits paid to policyholders are assumed to be reduced by 10% within the discounted cash flows projection whenever the S&P index is simulated to go below a certain threshold designed to represent non-performance.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

Higher non-performance risk tends to decrease the value of the liability and lower non-performance risk tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

Separate Accounts

The Company’s separate account assets include an investment in a mutual fund with a non-readily determinable fair value. Net asset value has been used to estimate the fair value of this investment as a practical expedient. The investments are included in Level 3 as they may not be redeemed until a seven year guarantee period expires in 2016. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period. The net asset value of this fund reported in separate account assets was $1.6 billion and $1.3 billion as of December 31, 2012 and 2011, respectively.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$620	$6	$4	$630
Obligations of states and political subdivisions	—	1,678	—	1,678
Debt securities issued by foreign governments	120	—	—	120
Corporate public securities	1	15,239	117	15,357
Corporate private securities	—	3,089	1,209	4,298
Residential mortgage-backed securities	563	4,653	8	5,224
Commercial mortgage-backed securities	—	1,377	2	1,379
Collateralized debt obligations	—	55	247	302
Other asset-backed securities	—	209	4	213

Total fixed maturity securities at fair value	$1,304	$26,306	$1,591	$29,201
Equity securities	1	14	5	20
Short-term investments	23	1,102	—	1,125
Trading securities	—	—	38	38

Total other investments at fair value	$24	$1,116	$43	$1,183

Investments at fair value	$1,328	$27,422	$1,634	$30,384

Derivative assets	—	2,204	1,004	3,208
Separate account assets	62,242	1,000	1,952	65,194

Assets at fair value	$63,570	$30,626	$4,590	$98,786

Liabilities
Future policy benefits and claims:
Living benefits	$—	$—	$(1,842)	$(1,842)
Indexed products	—	—	(63)	(63)

Total future policy benefits and claims	$—	$—	$(1,905)	$(1,905)
Derivative liabilities	—	(2,209)	(6)	(2,215)

Liabilities at fair value	$—	$(2,209)	$(1,911)	$(4,120)

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2011:

	Balance as of December 31, 2010	Net gains (losses)				Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2011
(in millions)		In operations[1]	In OCI	Purchases	Sales
Assets
Investments:
Fixed maturity securities:
Corporate private securities	$1,161	$(10)	$26	$161	$(242)	$163	$(50)	$1,209
Collateralized debt obligations	191	(2)	5	87	(34)	—	—	247
Other fixed maturity securities	143	5	4	57	(63)	4	(15)	135

Total fixed maturity securities at fair value	$1,495	$(7)	$35	$305	$(339)	$167	$(65)	$1,591
Other investments at fair value	45	(4)	—	5	(3)	—	—	43
Derivative assets	211	131	—	719	(57)	—	—	1,004
Separate account assets	1,805	147	—	—	—	—	—	1,952

Assets at fair value	$3,556	$267	$35	$1,029	$(399)	$167	$(65)	$4,590

Liabilities
Future policy benefits and claims:
Living benefits	$(168)	$(1,674)	$—	$—	$—	$—	$—	$(1,842)
Indexed products	(58)	(5)	—	—	—	—	—	(63)

Total future policy benefits and claims	$(226)	$(1,679)	$—	$—	$—	$—	$—	$(1,905)
Derivative liabilities	(4)	(2)	—	—	—	—	—	(6)

Liabilities at fair value	$(230)	$(1,681)	$—	$—	$—	$—	$—	$(1,911)

[1]

Net gains and losses included in operations are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder account values. The net unrealized gains on separate account assets is attributable to contractholders and therefore is not included in the Company’s earnings. The change in unrealized gains (losses) in operations on assets and liabilities still held at the end of the year was $(6) million for other investments at fair value, $154 million for derivative assets and $(1.7) million for future policy benefits and claims.

Transfers into and out of Level 3 during the year ended December 31, 2011 represent changes in the sources used to price certain securities. There were no significant transfers between Levels 1 and 2 during the year ended December 31, 2011, except certain separate accounts previously included in Level 2.

Fair Value Option

The Company assesses the fair value option election for newly acquired financial assets or liabilities on a prospective basis. Except for synthetic collateralized debt obligations, there are no material assets or liabilities for which the Company elected the fair value option.

Fair Value on a Nonrecurring Basis

The Company measures certain mortgage loans at fair value, or fair value of the collateral, on a non-recurring basis subsequent to their initial recognition, due to impairments or foreclosures recorded during the year. In determining the fair value for these mortgage loans, the Company primarily uses the direct capitalization method based on management’s view of current market capitalization rates. Alternatively, the Company may use a discounted cash flow methodology or an independently provided appraisal of value. Each of these methodologies is considered to represent a Level 3 fair value measurement. Refer to Note 6 for further discussion of the carrying value of impaired mortgage loans.

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2012				December 31, 2011
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value
Assets
Investments:
Mortgage loans, net of allowance	$5,827	$5,988	$—	$5,988	$5,748	$5,861
Policy loans	$980	$980	$—	$980	$1,008	$1,008

Liabilities
Investment contracts	$20,123	$19,561	$—	$19,561	$18,318	$17,992
Short-term debt	$300	$300	$—	$300	$777	$777
Long-term debt	$1,038	$1,323	$1,282	$41	$991	$1,081

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions - Life and NBSG	Total
Balance as of December 31, 2010	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2011	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2012	$25	$175	$200

The Company’s annual impairment testing did not result in any impairment on existing goodwill during 2012, 2011 and 2010. As of the 2012, 2011 and 2010 annual impairment testing, the fair value of the reporting units with goodwill was in excess of the carrying value. The goodwill balances as of December 31, 2012 and 2011 have not been previously impaired.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(10)	Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
Liabilities:
Future policyholder benefits	$1,732	$1,761
Policyholder funds and accumulated dividends	142	143
Policyholder dividends payable	24	27
Policyholder dividend obligation	198	156
Other policy obligations and liabilities	32	26

Total liabilities	$2,128	$2,113

Assets:
Fixed maturity securities, available-for-sale	$1,511	$1,424
Mortgage loans, net of allowance	183	210
Policy loans	164	170
Other assets	77	105

Total assets	$1,935	$1,909

Excess of reported liabilities over assets	193	204

Portion of above representing other comprehensive income:
Increase in unrealized gain on fixed maturity securities available-for-sale	$45	$42
Adjustment to policyholder dividend obligation	(45)	(42)

Total	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$193	$204

Other comprehensive income:
Fixed maturity securities available-for-sale:
Fair value	$1,511	$1,424
Amortized cost	1,334	1,292
Shadow policyholder dividend obligation	(177)	(132)

Net unrealized appreciation	$—	$—

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes closed block operations for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Revenues:
Premiums	$73	$77	$83
Net investment income	98	102	101
Realized investment gains (losses)	1	(3)	(3)
Realized losses credited to policyholder benefit obligation	(5)	(1)	(1)

Total revenues	$167	$175	$180

Benefits and expenses:
Policy and contract benefits	$134	$145	$131
Change in future policyholder benefits and interest credited to policyholder accounts	(27)	(35)	(23)
Policyholder dividends	50	55	56
Change in policyholder dividend obligation	(8)	(8)	(3)
Other expenses	1	1	1

Total benefits and expenses	$150	$158	$162

Total revenues, net of benefits and expenses, before federal income tax expense	$17	$17	$18
Federal income tax expense	6	6	6

Revenues, net of benefits and expenses and federal income tax expense	$11	$11	$12

Maximum future earnings from assets and liabilities:
Beginning of period	$204	$215	$227
Change during period	(11)	(11)	(12)

End of period	$193	$204	$215

Cumulative closed block earnings from inception through December 31, 2012, 2011 and 2010 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $21 million, $23 million and $31 million as of December 31, 2012, 2011 and 2010, respectively.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(11)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year and all other debt instruments as long-term.

The following table summarizes short-term debt and weighted average annual interest rates, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
$600 million commercial paper program (0.29% and 0.30%, respectively)	$300	$300
$600 million promissory note and line of credit (1.90% and 1.73%, respectively)	$—	$477

Total short-term debt	$300	$777

In March 2012, NLIC entered into an agreement with the FHLB that allows the Company access to borrow up to $250 million and expires on March 21, 2013. The Company had $10.2 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2012. Additionally, as part of the agreement, NLIC purchased $25 million in capital stock with the FHLB.

In May 2011, NMIC, NFS, and NLIC entered into a $600 million revolving variable rate credit facility upon expiration of its existing facility of the same amount. The new facility matures on May 6, 2015 and is subject to various covenants, as defined in the agreement. NLIC had no amounts outstanding under the facility as of December 31, 2012 and 2011.

In April 2011, the Company entered into a $600 million unsecured revolving promissory note and line of credit agreement with its parent company, NFS. Outstanding principal balances of the line of credit bear interest at the rate of six-month U.S. LIBOR plus 1.25%. Interest is due and payable as of the last day of each interest period, as defined in the agreement, while there are outstanding principal balances. As of December 31, 2012, the agreement was cancelled with no outstanding balance.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2012 and 2011.

The terms of each debt instrument contain various restrictive covenants, including, but not limited to, minimum statutory surplus and minimum net worth requirements, and maximum debt to tangible net worth requirements, as defined in the agreements. The Company was in compliance with all covenants as of December 31, 2012 and 2011.

The amount of interest paid on short-term debt was $6 million in 2012, $5 million in 2011 and immaterial in 2010.

(12)	Long-Term Debt

The following table summarizes long-term debt, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
8.15% surplus note, due June 26, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Variable funding surplus note, due December 31, 2040	297	285
Other	41	6

Total long-term debt	$1,038	$991

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

On December 31, 2010, Olentangy Reinsurance, LLC, a special purpose financial captive insurance subsidiary of NLAIC domiciled in the State of Vermont, issued a variable funding surplus note due on December 31, 2040 to Nationwide Corporation, a majority-owned subsidiary of NMIC. The note is redeemable in full or partial amount at any time subject to proper notice and approval. A redemption premium shall be payable if the note is redeemed on or prior to the third anniversary date of the note’s issuance. The note bears interest at the rate of three-month U.S. LIBOR plus 2.80% payable quarterly. Olentangy Reinsurance, LLC agrees to draw down or reduce principal amounts in accordance with the terms outlined in the purchase agreement. The maximum amount outstanding under the agreement is $313 million in 2016. The Company made interest payments on this surplus note totaling $10 million and $9 million for the years ending December 31, 2012 and 2011, respectively. Any payment of interest or principal on the note requires the prior approval of the State of Vermont.

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2012, 2011 and 2010. Payments of interest and principal under the notes require the prior approval of the ODI.

(13)	Federal Income Taxes

The following table summarizes the federal income tax expense (benefit) attributable to income (loss) before loss attributable to noncontrolling interests, for the years ended:

(in millions)	December 31, 2012	December 31, 2011[1]	December 31, 2010[1]
Current tax (benefit) expense	$(144)	$55	$(91)
Deferred tax expense (benefit)	243	(482)	103

Total tax expense (benefit)	$99	$(427)	$12

[1]	The balances reflect a change in accounting principle, as described in Note 2.

The following table summarizes how the total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to income (loss) before loss attributable to noncontrolling interests, for the years ended:

	December 31, 2012		December 31, 2011[1]		December 31, 2010[1]
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax expense (benefit))	$245	35%	$(297)	35%	$59	35%
Dividends received deduction	(75)	(11)%	(99)	12%	(50)	(29)%
Impact of noncontrolling interest	21	3%	20	(3)%	21	12%
Tax credits	(85)	(12)%	(30)	3%	(27)	(16)%
Change in tax contingency reserve	(4)	(1)%	(15)	2%	(5)	(3)%
Other, net	(3)	(1)%	(6)	1%	14	8%

Total	$99	14%	$(427)	50%	$12	7%

[1]	The balances reflect a change in accounting principle, as described in Note 2.

The Company’s current federal income tax receivable was $61 million and $16 million as of December 31, 2012 and 2011, respectively.

Total federal income taxes (refunded) paid were $(95) million, $121 million, and $(35) million for the years ended December 31, 2012, 2011, and 2010, respectively.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

No material changes in estimated income tax expense were recorded in 2012 or 2010. During 2011, the Company recorded a tax benefit of $10 million primarily related to differences between the 2010 estimated tax liability and the amounts reported on the Company’s 2010 tax return. These changes in estimates were primarily driven by the Company’s separate account dividends received deduction (“DRD”).

As of December 31, 2012, the Company has $87 million in low-income-housing credit carryforwards, which expire between 2024 and 2032, and $169 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward. In addition, the Company has $32 million in foreign tax credit carryforwards which expire between 2019 and 2022. The Company expects to fully utilize all carryforwards.

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax (liability) asset included in other assets in the consolidated balance sheets, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011[1]
Deferred tax assets:
Future policy benefits and claims	$1,295	$1,193
Derivatives	94	574
Tax credit carryforwards	288	185
Other	478	330

Gross deferred tax assets	$2,155	$2,282
Valuation allowance	(18)	(18)

Net deferred tax assets	$2,137	$2,264

Deferred tax liabilities:
Deferred policy acquisition costs	$(874)	$(963)
Available-for-sale securities	(1,338)	(840)
Value of business acquired	(81)	(86)
Other	(158)	(148)

Gross deferred tax liabilities	$(2,451)	$(2,037)

Net deferred tax (liability) asset	$(314)	$227

[1]	The balances reflect a change in accounting principle, as described in Note 2.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. The valuation allowance was $18 million as of December 31, 2012 and 2011. There was no change in valuation allowance for the year ended December 31, 2012 or 2010, while there was a change of $6 million for the year ended December 31, 2011. Based on management’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2012	2011	2010
Balance at beginning of period	$76	$119	$95
Additions for current year tax positions	(2)	9	18
Additions for prior years tax positions	25	—	19
Reductions for prior years tax positions	(63)	(52)	(13)

Balance at end of period	$36	$76	$119

The Company does not anticipate any significant changes to unrecognized tax benefits during the next twelve months.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2008 tax year. The IRS is conducting an examination of the Company’s U.S. income tax returns for the years 2009 through 2010. Any adjustments that may result from IRS examination of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

(14)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries are required to prepare statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state department of insurance. Statutory accounting practices focus on insurer solvency and materially differ from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis. The following table summarizes the statutory net income (loss) and statutory capital and surplus for the Company’s primary life insurance subsidiary for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Statutory net income (loss)
NLIC	$764	$18	$560
NLAIC	$(65)	$(61)	$(50)

Statutory capital and surplus
NLIC	$3,837	$3,591	$3,686
NLAIC	$280	$302	$287

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. During the year ended December 31, 2012, NLIC paid a cash dividend of $40 million to NFS. During the year ended December 31, 2011 and 2010, NLIC did not pay any dividends to NFS. As of January 1, 2013, NLIC has the ability to pay dividends to NFS totaling $724 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the state of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC and NLAIC each exceeded the minimum RBC requirements for all periods presented herein.

(15)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, employee benefit plans, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed. For the years ended December 31, 2012, 2011 and 2010, the Company made payments to NMIC and NSC totaling $283 million, $241 million and $250 million, respectively.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.2 billion and $3.0 billion as of December 31, 2012 and 2011, respectively. Total revenues from these contracts were $140 million, $148 million and $139 million for the years ended December 31, 2012, 2011 and 2010, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $113 million, $122 million and $115 million for the years ended December 31, 2012, 2011 and 2010, respectively. The terms of these contracts are materially consistent with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC. For the years ended December 31, 2012, 2011 and 2010, the Company made lease payments to NMIC of $15 million, $14 million and $20 million, respectively. In addition, the Company leases office space to an affiliate of NMIC.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2012, 2011 and 2010 were $161 million, $203 million and $209 million, respectively, while benefits, claims and expenses ceded during these years were $167 million, $212 million and $241 million, respectively.

Funds of Nationwide Funds Group (“NFG”), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2012 and 2011, customer allocations to NFG funds totaled $45.0 billion and $39.7 billion, respectively. For the years ended December 31, 2012, 2011 and 2010, NFG paid the Company $144 million, $129 million and $103 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $854 million and $994 million as of December 31, 2012 and 2011, respectively.

Refer to Note 12 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2012, 2011 and 2010 were $54 million, $64 million and $61 million, respectively.

During 2012, the Company had no sales of commercial mortgage loans to NMIC. During 2011, the Company sold, at fair value, commercial mortgage loans with a carrying value of $41 million to NMIC. The sale resulted in a net realized loss of $5 million in 2011.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC. As of December 31, 2012 and 2011, the Company had notes receivable outstanding of $126 million and $148 million, respectively.

49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(16)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company’s litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with NMIC insofar as any inquiry, examination or investigation encompasses NMIC’s operations.

In October 2012, NLIC and NLAIC entered into a Regulatory Settlement Agreement with the Florida Office of Insurance Regulation and twenty-one other state Departments of Insurance to resolve a multi-state market conduct exam regarding claim settlement practices. The Regulatory Settlement Agreement applies prospectively and requires NLIC and NLAIC to adopt and implement additional procedures relating to the use of the Social Security Death Master File and identifying and locating beneficiaries once deaths are identified. In October 2012, NLIC and NLAIC also entered into a Global Resolution Agreement to resolve the related unclaimed property audit.

Other jurisdictions may pursue similar investigations, examinations or inquires. The results of these investigations, examinations or inquiries could result in the payment or escheatment of unclaimed death benefits, and/or changes in the Company’s practices and procedures to its claims handling and escheat processes, all of which could impact claim payments and reserves and/or result in payment of investigation costs, fines or penalties.

50

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (“ASEA”) Plan, excluding members of the Deferred Compensation Committee, ASEA’s directors, officers and board members, and PEBCO’s directors, officers and board members. On October 22, 2010, the parties to this action executed a court approved stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case. The settlement fund has been paid out. On December 6, 2011, the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for only the Coker (Gwin) class action, and dismissed NLIC. The Company has resolved the indemnification claims of ASEA. On February 15, 2013, the Court issued its Order determining the amount of fees due to PEBCO on its indemnification claim. The Company has until March 29, 2013 to file a notice of appeal. The Court has taken the matter under advisement. NRS continues to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the U.S. District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under Employee Retirement Income Security Act of 1974 (“ERISA”) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On November 6, 2009, the Court granted the plaintiff’s motion for class certification and certified a class of “All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009”. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. The plaintiffs have renewed their motion for class certification. On December 18, 2012, the District Court heard oral argument on the motion for class certification. NLIC continues to defend this lawsuit vigorously.

On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company. The complaint alleges that NMIC and NLIC have an obligation to review the Social Security Administration Death Master File database for all life insurance policyholders who have at least a 70% probability of being deceased according to actuarial tables. The complaint further alleges that NMIC and NLIC are not conducting such a review. The complaint seeks injunctive relief and declaratory judgment requiring NMIC and NLIC to conduct such a review, and alleges NMIC and NLIC have violated the covenant of good faith and fair dealing and have been unjustly enriched by not having conducted such reviews. The complaint seeks certification as a class action. NMIC and NLIC filed a motion to dismiss. By order dated January 18, 2012, the State Court issued an order dismissing the lawsuit. On January 30, 2012, plaintiffs filed their appeal. On October 24, 2012, the Court of Appeals affirmed the dismissal. On November 9, 2012, plaintiffs filed a petition for rehearing en banc. On December 14, 2012, the Court of Appeals denied the petition for rehearing. Plaintiffs filed a notice of appeal to the Ohio Supreme Court on January 24, 2013. NMIC and NLIC have filed an opposition memorandum.

51

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

In 2012 the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action suit in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of nearly $3.0 billion in assets from all the named defendants including NLIC and NMIC. This litigation arises from two collateralized debt obligation transactions, 801 Grand and Alta, which resulted in payments to NLIC and NMIC. In 2008 the Plaintiff and its parent company, Lehman Brothers Holding, Inc. filed for bankruptcy which triggered an early termination of the above transactions. The Plaintiff seeks to have sums returned to the bankruptcy estate in addition to prejudgment interest and costs. The case is currently stayed and answers of defendants are due on March 5, 2013.

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. The Company has established tax reserves as described in Note 2. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Premiums
Direct	$890	$832	$808
Assumed	—	—	5
Ceded	(255)	(301)	(329)

Net	$635	$531	$484

Life, accident and health insurance in force
Direct	$216,002	$209,732	$208,920
Assumed	5	5	10
Ceded	(59,895)	(60,499)	(64,755)

Net	$156,112	$149,238	$144,175

Total amounts recoverable under reinsurance contracts totaled $684 million, $704 million and $739 million as of December 31, 2012, 2011 and 2010, respectively.

52

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(18)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Products and Solutions-Annuity (formerly named Individual Investments), Retirement Plans, Individual Products and Solutions-Life and NBSG (formerly named Individual Protection) and Corporate and Other.

The primary segment profitability measure that management uses is a non-GAAP financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) net realized investment gains and losses, except for operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts); (2) other-than-temporary impairment losses; (3) the adjustment to amortization of DAC and VOBA related to net realized investment gains and losses; and (4) net loss attributable to noncontrolling interest.

Individual Products and Solutions-Annuity

The Individual Products & Solutions - Annuity segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment. The majority of assets and recent sales for the Individual Products & Solutions - Annuity segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector primarily includes Internal Revenue Code (“IRC”) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Products and Solutions-Life and NBSG

The Individual Products & Solutions - Life and NBSG segment consists of life insurance products, including individual variable universal life, COLI and BOLI products; traditional life insurance products; and fixed universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits included in the Individual Products & Solutions - Annuity segment; other-than-temporary impairment losses and other revenues and expenses not allocated to other segments.

53

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions-Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2012
Revenues:
Policy charges	$899	$94	$677	$—	$1,670
Premiums	334	—	301	—	635
Net investment income	551	736	536	2	1,825
Non-operating net realized investment gains[1]	—	—	—	459	459
Other-than-temporary impairment losses	—	—	—	(31)	(31)
Other revenues[2]	(124)	—	—	22	(102)

Total revenues	$1,660	$830	$1,514	$452	$4,456

Benefits and expenses:
Interest credited to policyholder accounts	$375	$457	$199	$7	$1,038
Benefits and claims	595	—	615	17	1,227
Policyholder dividends	—	—	54	—	54
Amortization of DAC	185	14	150	226	575
Interest expense	—	—	—	68	68
Other operating expenses	285	163	255	92	795

Total benefits and expenses	$1,440	$634	$1,273	$410	$3,757

Income before federal income taxes and noncontrolling interests	$220	$196	$241	$42	$699

Less: non-operating net realized investment gains[1]	—	—	—	(459)
Less: non-operating net other-than-temporary impairment losses	—	—	—	31
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	243
Less: net loss attributable to noncontrolling interest	—	—	—	61

Pre-tax operating earnings (loss)	$220	$196	$241	$(82)

Assets as of year end	$58,707	$27,842	$25,301	$8,320	$120,170

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.

54

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(in millions)	Individual Products and Solutions-Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2011[3]
Revenues:
Policy charges	$781	$96	$629	$—	$1,506
Premiums	234	—	297	—	531
Net investment income	527	715	533	69	1,844
Non-operating net realized investment losses[1]	—	—	—	(1,546)	(1,546)
Other-than-temporary impairment losses	—	—	—	(67)	(67)
Other revenues[2]	(59)	—	—	(1)	(60)

Total revenues	$1,483	$811	$1,459	$(1,545)	$2,208

Benefits and expenses:
Interest credited to policyholder accounts	$374	$441	$198	$20	$1,033
Benefits and claims	476	—	598	(12)	1,062
Policyholder dividends	—	—	67	—	67
Amortization of DAC	80	11	75	(101)	65
Interest expense	—	—	—	70	70
Other operating expenses	269	166	238	87	760

Total benefits and expenses	$1,199	$618	$1,176	$64	$3,057

Income (loss) before federal income taxes and noncontrolling interests	$284	$193	$283	$(1,609)	$(849)

Less: non-operating net realized investment losses[1]	—	—	—	1,546
Less: non-operating net other-than-temporary impairment losses	—	—	—	67
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	(115)
Less: net loss attributable to noncontrolling interest	—	—	—	56

Pre-tax operating earnings (loss)	$284	$193	$283	$(55)

Assets as of year end	$57,741	$25,114	$22,503	$6,628	$111,986

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.
[3]	The balances reflect a change in accounting principle, as described in Note 2.

55

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(in millions)	Individual Products and Solutions-Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2010[3]
Revenues:
Policy charges	$646	$98	$652	$3	$1,399
Premiums	209	—	275	—	484
Net investment income	569	691	510	55	1,825
Non-operating net realized investment losses[1]	—	—	—	(177)	(177)
Other-than-temporary impairment losses	—	—	—	(220)	(220)
Other revenues[2]	(82)	—	—	25	(57)

Total revenues	$1,342	$789	$1,437	$(314)	$3,254

Benefits and expenses:
Interest credited to policyholder accounts	$391	$424	$199	$42	$1,056
Benefits and claims	354	—	524	(5)	873
Policyholder dividends	—	—	78	—	78
Amortization of DAC	192	9	136	(38)	299
Interest expense	—	—	—	55	55
Other operating expenses	244	165	237	76	722

Total benefits and expenses	$1,181	$598	$1,174	$130	$3,083

Income (loss) before federal income taxes and noncontrolling interests	$161	$191	$263	$(444)	$171

Less: non-operating net realized investment gains[1]	—	—	—	177
Less: non-operating net other-than-temporary impairment losses	—	—	—	220
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	(48)
Less: net loss attributable to noncontrolling interest	—	—	—	60

Pre-tax operating earnings (loss)	$161	$191	$263	$(35)

Assets as of year end	$52,786	$25,502	$22,434	$5,828	$106,550

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.
[3]	The balances reflect a change in accounting principle, as described in Note 2.

56

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2012 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$476	$597	$597
Obligations of states and political subdivisions	1,722	2,002	2,002
Debt securities issued by foreign governments	98	118	118
Public utilities	2,374	2,684	2,684
All other corporate	24,252	26,410	26,410

Total fixed maturity securities, available-for-sale	$28,922	$31,811	$31,811

Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$5	$8	$8
Nonredeemable preferred stocks	10	12	12

Total equity securities, available-for-sale	$15	$20	$20

Trading assets	49	54	54
Mortgage loans, net of allowance	5,871		5,827	[1]
Policy loans	980		980
Other investments	565		565
Short-term investments	1,034		1,034

Total investments	$37,436		$40,291

[1]	Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements).

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

57

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III Supplementary Insurance Information

As of December 31, 2012, 2011 and 2010 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[3]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2012
IPS - Annuity	$2,110	$12,214			$334
Retirement Plans	168	13,628			—
IPS - Life and NBSG	1,442	9,564			301
Corporate and Other	(471)	748			—

Total	$3,249	$36,154			$635

2011
IPS - Annuity	$2,232	$12,550			$234
Retirement Plans	172	12,638			—
IPS - Life and NBSG	1,421	9,338			297
Corporate and Other	(338)	726			—

Total	$3,487	$35,252			$531

2010
IPS - Annuity	$1,761	$10,541			$209
Retirement Plans	172	11,874			—
IPS - Life and NBSG	1,354	9,163			275
Corporate and Other	(162)	1,098			—

Total	$3,125	$32,676			$484

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs[3]	Other operating expenses[2,3]	Premiums written
2012
IPS - Annuity	$551	$970	$185	$285
Retirement Plans	736	457	14	163
IPS - Life and NBSG	536	868	150	255
Corporate and Other	2	24	226	160

Total	$1,825	$2,319	$575	$863

2011
IPS - Annuity	$527	$850	$80	$269
Retirement Plans	715	441	11	166
IPS - Life and NBSG	533	863	75	238
Corporate and Other	69	8	(101)	157

Total	$1,844	$2,162	$65	$830

2010
IPS - Annuity	$569	$745	$192	$244
Retirement Plans	691	424	9	165
IPS - Life and NBSG	510	801	136	237
Corporate and Other	55	37	(38)	131

Total	$1,825	$2,007	$299	$777

[1]	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
[2]

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

[3]	The 2011 and 2010 balances reflect a change in accounting principle, as described in Note 2.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

58

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV Reinsurance

As of December 31, 2012, 2011 and 2010 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2012
Life, accident and health insurance in force	$216,002	$(59,895)	$5	$156,112	—

Premiums:
Life insurance [1]	$701	$(66)	$—	$635	—
Accident and health insurance	189	(189)	—	—	—

Total	$890	$(255)	$—	$635	—

2011

Life, accident and health insurance in force	$209,732	$(60,499)	$5	$149,238	—

Premiums:
Life insurance [1]	$596	$(65)	$—	$531	—
Accident and health insurance	236	(236)	—	—	—

Total	$832	$(301)	$—	$531	—

2010

Life, accident and health insurance in force	$208,920	$(64,755)	$10	$144,175	—

Premiums:
Life insurance [1]	$570	$(88)	$1	$483	0.2%
Accident and health insurance	238	(241)	4	1	NM

Total	$808	$(329)	$5	$484	1.0%

[1]	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

59

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V Valuation and Qualifying Accounts

Years ended December 31, 2012, 2011, and 2010 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2012
Valuation allowances - mortgage loans	$60	$1	$—	$17	$44
2011
Valuation allowances - mortgage loans	$96	$25	$—	$61	$60
2010
Valuation allowances - mortgage loans	$77	$66	$—	$47	$96

[1]	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

60

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements
Nationwide Variable Account-4:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2012.
Statement of Operations for the year ended December 31, 2012.
Statements of Changes in Contract Owners Equity for the years ended December 31, 2012 and 2011.
Notes to Financial Statements.
Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2012, 2011 and 2010.
Consolidated Balance Sheets as of December 31, 2012 and 2011.
Consolidated Statements of Changes in Equity as of December 31, 2012, 2011 and 2010.
Consolidated Statements of Cash Flows for the years ended December 31, 2012, 2011 and 2010.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
(b)	Exhibits
(1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed with Pre-Effective Amendment No. 4 on September 7, 2007 (File No. 333-135650) as Exhibit 24 and hereby incorporated by reference.
(2)	Not Applicable.
(3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter - Filed with Post-Effective Amendment No. 16 on April 30, 2007 (File No. 333-103093) as Exhibit 3 and hereby incorporated by reference.
(4)	The form of the variable annuity contract - Filed with the Initial Registration Statement on July 7, 2006 (File No. 333-135650) as Exhibit 4 and hereby incorporated by reference.
(5)	Variable Annuity Application - Filed with the Initial Registration Statement on July 7, 2006 (File No. 333-135650) as Exhibit 5 and hereby incorporated by reference.
(6)	Depositor's Certificate of Incorporation and By-Laws.
(a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
(b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
(c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
(7)	Not Applicable.
(8)	Form of Participation Agreements -
The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.
(1)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, under document "nwfpa99h12a.htm".

(2)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2007, under document "nwfpa99h12b.htm".
(3)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., dated September 15, 2004, as amended, under document "amcentfpa99h2.htm".
(4)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm".
(5)	Amended and Restated Fund Participation with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., dated May 1, 2003, as amended, under document "frankfpa99h8.htm".
(6)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company, dated February 1, 2003, as amended, under document "mfsfpa99h11.htm".
(7)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc., dated April 13, 2007, under document "oppenfpa99h14.htm".
(8)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management, Inc., dated February 1, 2002, as amended, under document "univfpa99h16.htm".
The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.
(9)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc., dated June 1, 2003, under document "alliancebernsteinfpa.htm".
(10)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company, dated July 20, 2005, under document "americanfundsfpa.htm".
(11)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), dated April 13, 2004, as amended, under document "blackrockfpa.htm".
(12)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc., dated December 1, 2000, under document "waddellreedfpa.htm".
(13)	Fund Participation Agreement with Legg Mason Investor Services, LLC (formerly, Salomon Brothers Variable Series Funds Inc., Salomon Brothers Asset Management Inc.), as amended, dated September 1999, under document "leggmasonfpa.htm".
(14)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, dated March 28, 2002, as amended, under document "pimcofpa.htm".
(15)	Fund Participation Agreement with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc., dated September 27, 2002, as amended, under document "pioneerfpa.htm".
(16)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, dated September 1, 1989, as amended, under document "vaneckfpa.htm".
The following Fund Participation Agreement was previously filed on April 18, 2008 with post-effective amendment number 20 of registration statement (333-62692) under Exhibit 24(b), and is hereby incorporated by reference.
(17)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc., dated September 10, 2001 under document "rydexfundpartagreement.htm".
The following Fund Participation Agreement was previously filed on April 22, 2008 with post-effective amendment number 21 of registration statement (033-60063) under Exhibit 24(b), and is hereby incorporated by reference.
(18)	Participation Agreement with Credit Suisse Asset Management, LLC, and Provident Distributors, Inc., dated January 3, 2000, under document "creditsuissefpa.htm".

The following Fund Participation Agreement was previously filed on April 22, 2008 with post-effective amendment number 30 of registration statement (333-28995) under Exhibit 24(b), and is hereby incorporated by reference.
(19)	Fund Participation Agreement with Security Distributors, Inc., and Security Benefit Life Insurance Company, dated June 9, 2006, under document "sbl_fpa.htm".
The following Fund Participation Agreement was previously filed on April 12, 2011 with post-effective amendment number 43 of registration statement (333-43671) under Exhibit 26(h), and is hereby incorporated by reference.
(20)	Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC, dated April 13, 2009, under document "lazardfpa.htm".
The following Fund Participation Agreement was previously filed on April 19, 2011 with post-effective amendment number 26 of registration statement (333-62692) under Exhibit 24(b), and is hereby incorporated by reference.
(21)	Fund Participation Agreement with ProFunds Distributors, Inc., dated January 10, 2010, under document "profundfpa.htm".
The following Fund Participation Agreement was previously filed on April 24, 2012 with post-effective amendment number 8 of registration statement (333-135650) under Exhibit 24(b), and is hereby incorporated by reference.
(22)	Fund Participation Agreement with Rafferty Asset Management, LLC, dated February 9, 2012 as document "direxionfpa.htm".
The following Fund Participation Agreement was previously filed on June 11, 2012 with post-effective amendment number 9 of registration statement (333-135650) under Exhibit 24(b), and is hereby incorporated by reference.
(23)	Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC dated February 8, 2012, as document "northernlightsfpa.htm".
For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.
(9)	Opinion of Counsel - Filed with the Initial Registration Statement on July 7, 2006 (File No. 333-135650) as Exhibit 9 and hereby incorporated by reference.
(10)	Consent of Independent Registered Public Accounting Firm - Attached hereto.
(11)	Not Applicable.
(12)	Not Applicable.
(99)	Power of Attorney - Attached hereto.

Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President	Terri L. Hill
Executive Vice President-Chief Marketing & Strategy Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President-Government Relations	Steven M. English
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Business Transformation Office	Mark A. Gaetano
Senior Vice President-Chief Claims Officer	David A. Bano
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Economist	David W. Berson
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Financial Officer-Property and Casualty	Michael P. Leach
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO Allied Group	Daniel G. Greteman
Senior Vice President-CIO Enterprise Applications	Michael A. Richardson
Senior Vice President-CIO IT Infrastructure	Gregory S. Moran
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-Controller	James D. Benson
Senior Vice President-Corporate Strategy	Katherine M. Liebel
Senior Vice President-Deputy General Counsel	Thomas W. Dietrich
Senior Vice President-Deputy General Counsel	Sandra L. Neely
Senior Vice President-Distribution and Sales and Director	John L. Carter
Senior Vice President-Enterprise Chief Technology Officer	Guruprasad C. Vasudeva
Senior Vice President-Field Operations EC	Amy T. Shore
Senior Vice President-Field Operations IC	Jeff M. Rommel
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Internal Audit	Kai V. Monahan
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Finance & Head of Sourcing	Andrew Walker
Senior Vice President-IT Strategic Initiatives	Tammy Craig
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NF Brand Marketing	William J. Burke
Senior Vice President-NFS Legal	Rae Ann Dankovic
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-NW Retirement Plans	Anne L. Arvia
Senior Vice President-PCIO Sales Support	Melissa D. Gutierrez
Senior Vice President-President-Nationwide Bank	J. Lynn Greenstein
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Talent, Div & Org Effect	Terri L Forgy
Senior Vice President-Trial Division	Peter J. Hersha
Vice President-Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio, Inc.[1]	Ohio	The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas, Inc.[1]	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Bank	Federal	This is a federally chartered savings bank supervised by the Office of the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners' Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company[2]	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Life Reo Holdings, LLC3	Ohio	The company is an investment holding company.
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Community Development Corporation, LLC[3]	Ohio	The company holds investments in low-income housing funds.
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 8, 2013, was 2,752 and 1,671 respectively.
Item 28. Indemnification
Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")

(a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-A
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C
(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President, Treasurer and Director	Keith L. Sheridan
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Assistant Secretary	Parag H. Shah
Associate Vice President-Finance Operations and Assistant Treasurer	Terry C. Smetzer
Assistant Treasurer	J. Morgan Elliott
Assistant Treasurer	Jerry L. Greene
Director	John L. Carter
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:

(a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
(b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 18, 2013.
Nationwide Variable Account-4
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 18, 2013.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President - Distribution and Sales and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact